                                 ABERDEEN FUNDS
                           ABERDEEN SELECT EQUITY FUND
                       ABERDEEN SELECT MID CAP GROWTH FUND
                         ABERDEEN SELECT SMALL CAP FUND
                           ABERDEEN SELECT GROWTH FUND
                         ABERDEEN SELECT WORLDWIDE FUND
                        ABERDEEN CHINA OPPORTUNITIES FUND
                        ABERDEEN DEVELOPING MARKETS FUND
                       ABERDEEN INTERNATIONAL EQUITY FUND
                        ABERDEEN HEDGED CORE EQUITY FUND
                          ABERDEEN MARKET NEUTRAL FUND
                         ABERDEEN EQUITY LONG-SHORT FUND
                     ABERDEEN GLOBAL FINANCIAL SERVICES FUND
                          ABERDEEN HEALTH SCIENCES FUND
                         ABERDEEN NATURAL RESOURCES FUND
                   ABERDEEN TECHNOLOGY AND COMMUNICATIONS FUND
                         ABERDEEN GLOBAL UTILITIES FUND
                             ABERDEEN SMALL CAP FUND
                      ABERDEEN SMALL CAP OPPORTUNITIES FUND
                         ABERDEEN SMALL CAP GROWTH FUND
                          ABERDEEN SMALL CAP VALUE FUND
                          ABERDEEN TAX-FREE INCOME FUND
                  ABERDEEN OPTIMAL ALLOCATIONS FUND: DEFENSIVE
                   ABERDEEN OPTIMAL ALLOCATIONS FUND: MODERATE
               ABERDEEN OPTIMAL ALLOCATIONS FUND: MODERATE GROWTH
                    ABERDEEN OPTIMAL ALLOCATIONS FUND: GROWTH
                  ABERDEEN OPTIMAL ALLOCATIONS FUND: SPECIALTY

                                   PROSPECTUS

                               February 7, 2008

    As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Funds' shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

                                TABLE OF CONTENTS

SECTION    ABERDEEN FUNDS                                                  Page [  ]
SECTION 1  FUND SUMMARIES & PERFORMANCE                                Page [  ]
           Aberdeen Select Equity Fund
           Aberdeen Select Mid Cap Growth Fund
           Aberdeen Select Small Cap Fund
           Aberdeen Select Growth Fund
           Aberdeen Select Worldwide Fund
           Aberdeen China Opportunities Fund
           Aberdeen Developing Markets Fund
           Aberdeen International Equity Fund
           Aberdeen Hedged Core Equity Fund
           Aberdeen Market Neutral Fund
           Aberdeen Equity Long-Short Fund
           Aberdeen Global Financial Services Fund
           Aberdeen Health Sciences Fund
           Aberdeen Natural Resources Fund
           Aberdeen Technology And Communications Fund
           Aberdeen Global Utilities Fund
           Aberdeen Small Cap Fund
           Aberdeen Small Cap Opportunities Fund
           Aberdeen Small Cap Growth Fund
           Aberdeen Small Cap Value Fund
           Aberdeen Tax-Free Income Fund
           Aberdeen Optimal Allocations Series Overview
           Aberdeen Optimal Allocations Fund: Defensive
           Aberdeen Optimal Allocations Fund: Moderate
           Aberdeen Optimal Allocations Fund: Moderate Growth
           Aberdeen Optimal Allocations Fund: Growth
           Aberdeen Optimal Allocations Fund: Specialty

SECTION 2  FUND DETAILS                                                Page [  ]
           Additional Information about Investments, Investment
           Techniques and Risks
SECTION 3  FUND MANAGEMENT                                             Page [  ]
           Investment Adviser
           Subadviser
           Management Fees
           Portfolio Management
           Multi-Manager Structure
SECTION 4  INVESTING WITH ABERDEEN FUNDS                               Page [  ]
           Choosing a Share Class
           Sales Charges and Fees
           Revenue Sharing
           Contacting Aberdeen Funds
           Buying Shares
           Fair Value Pricing
           Customer Identification Information
           Exchanging Shares
           Automatic Withdrawal Program
           Selling Shares
           Excessive or Short-Term Trading
           Exchange and Redemption Fees
SECTION 5  DISTRIBUTION AND TAXES                                      Page [  ]
           Income and Capital Gains Distributions
           Selling and Exchanging Shares
           Other Tax Jurisdictions
           Tax Status for Retirement Plans and Other Tax-Deferred
           Accounts
           Backup Withholding
SECTION 6  FINANCIAL HIGHLIGHTS                                        Page [  ]

ABERDEEN FUNDS

This prospectus provides  information about twenty-six funds (the "Funds"),  the shares of which are offered by Aberdeen Funds (the "Trust"):

Select Series
Aberdeen Select Equity Fund (the "Select Equity Fund")
Aberdeen Select Mid Cap Growth Fund (the "Mid Cap Fund")
Aberdeen Select Small Cap Fund (the "Select Small Cap Fund")
Aberdeen Select Growth Fund (the "Select Growth Fund")
Aberdeen Select Worldwide Fund (the "Worldwide Fund")

The Select Series are primarily  intended to help  investors  grow their capital through equity investments in leading U.S. or foreign companies.

These specialty Funds are stock  portfolios  focusing in major world markets and featuring a select group of securities.

Since the Select Series invest in fewer  individual  securities than most mutual funds,  they are subject to  substantially  higher risks and greater  volatility than other mutual funds.  These Funds may not be suitable for all investors.  To decide if one or more of these Funds is appropriate for your investment program,
you  should   consider  your  personal   investment   objectives  and  financial
circumstances,  the  length of time  until you need your money and the amount of risk you are comfortable taking.

International Series
Aberdeen China Opportunities Fund (the "China Fund")
Aberdeen Developing Markets Fund (the "Developing Markets Fund")
Aberdeen International Equity Fund (the "International Equity Fund")

The International  Series are primarily  intended to help investors seek to grow their capital by pursuing  equity  investment  opportunities  outside the United
States.

Since the  International  Series  invest  primarily  in  securities  of  foreign companies,  they may involve  substantially  higher risks and greater volatility than mutual  funds that invest only in U.S.  securities.  These Funds may not be appropriate  for all  investors.  To  decide  if one or more of  these  Funds is appropriate  for your  investment  program,  you should  consider  your personal investment objectives and financial circumstances,  the length of time until you need your money, and the amount of risk you are comfortable taking.

Concept Series
Aberdeen Hedged Core Equity Fund (the "Hedged Core Equity Fund")
Aberdeen Market Neutral Fund (the "Market Neutral Fund")
Aberdeen Equity Long-Short Fund (the "Long-Short Fund")

The Concept Series are primarily intended to seek long-term capital appreciation regardless  of  market  conditions  through  the  purchase  and  short  sale  of securities.

The Concept Series use investment  strategies,  such as short selling,  that may present  higher risks than other mutual funds.  These Funds are not  appropriate for all investors.

Sector Series
Aberdeen Global Financial Services Fund (the "Financial Services Fund")
Aberdeen Health Sciences Fund (the "Health Sciences Fund")
Aberdeen Natural Resources Fund (the "Natural Resources Fund")
Aberdeen  Technology and Communications Fund (the "Technology and Communications
Fund")
Aberdeen Global Utilities Fund (the "Utilities Fund")

The Sector Series are primarily  intended to help  investors  seek to grow their capital by pursuing equity  investment  opportunities in specific market sectors with dynamic prospects.

These specialty Funds feature sector portfolios focused on specific  industries, including financial services, health sciences, natural resources, technology and utilities.

Since these Funds  concentrate  their  investments in particular  sectors of the economy, they may involve substantially higher risks and greater volatility than other mutual funds and may not be appropriate  for  conservative  investors.  To decide if one or more of these Funds is appropriate for your investment program,
you  should   consider  your  personal   investment   objectives  and  financial
circumstances,  the  length of time  until you need your money and the amount of risk you are comfortable taking.

Core Equity Series
Aberdeen Small Cap Fund (the "Small Cap Fund")
Aberdeen Small Cap Opportunities Fund (the "Small Cap Opportunities Fund")
Aberdeen Small Cap Growth Fund (the "Small Cap Growth Fund")
Aberdeen Small Cap Value Fund (the "Small Cap Value Fund")

The Core Equity Series are  primarily  intended to help  investors  seek to grow their capital by pursuing equity investments in small-cap companies.

Core Fixed Income Series
Aberdeen Tax-Free Income Fund (the "Tax-Free Fund")

This Fund is primarily  intended to help  investors  seek current income through investments in various government, corporate and short-term debt securities.

Optimal Allocations Series
Aberdeen Optimal Allocations Fund: Defensive (the "Defensive Fund")
Aberdeen Optimal Allocations Fund: Moderate (the "Moderate Fund")
Aberdeen Optimal Allocations Fund: Moderate Growth (the "Moderate Growth Fund")
Aberdeen Optimal Allocations Fund: Growth (the "Growth Fund")
Aberdeen Optimal Allocations Fund: Specialty (the "Specialty Fund")

The Optimal  Allocations Series are primarily intended to provide a solution for investors seeking:

     o    to  achieve  their  financial   objectives  through  a  professionally
          developed asset allocation program and

     o    to maximize long-term total returns while targeting specific levels of risk through broad  diversification  among several asset classes, both traditional and specialty in nature.

These risk-based, diversified Funds feature significant allocations to specialty as well as core  asset  classes  and may  provide  the  opportunity  for  higher risk-adjusted  returns  than those  provided  by  traditional  asset  allocation programs.

The  Optimal  Allocations  Series are  designed to provide  broadly  diversified investment  options  across a range of risk  levels.  Each  Optimal  Allocations
Series is a "fund of funds" that  invests  primarily  in a  collection  of other mutual funds  representing a variety of asset classes.  To decide which of these
Optimal Allocations Series may be appropriate for your investment  program,  you should consider your personal investment objectives and financial circumstances, the  length of time  until you need  your  money and the  amount of risk you are comfortable  assuming.  These  Funds are not  intended  for all  investors.  The
Optimal  Allocation  Series  are  generally  not  appropriate  for  conservative investors or those with a short investment time horizon.

The following  section  summarizes key  information  about each Fund,  including
information  regarding  their  investment   objectives,   principal  strategies,
principal risks,  performance and fees. AS WITH ANY MUTUAL FUND, THERE CAN BE NO
GUARANTEE  THAT ANY OF THE FUNDS WILL MEET THEIR  RESPECTIVE  OBJECTIVES OR THAT
THE FUND'S PERFORMANCE WILL BE POSITIVE FOR ANY PERIOD OF TIME.

Each Fund's investment  objective can be changed without  shareholder  approval.
Aberdeen Asset Management Inc. (the "Adviser")  serves as each Fund's investment adviser.

SECTION 1 ABERDEEN SELECT EQUITY FUND

OBJECTIVE

The Select Equity Fund seeks a high total return from a select portfolio of U.S.
securities.

PRINCIPAL STRATEGIES

As a non-fundamental policy, under normal circumstances,  the Select Equity Fund invests  at least  80% of the  value of its net  assets  in  equity  securities, primarily in common stock. If the Select Equity Fund changes its 80% policy,  it will notify  shareholders at least 60 days before the change and will change the name of the  Select  Equity  Fund.  The  Select  Equity  Fund seeks to invest in securities of U.S.  companies that  management  believes have strong  franchises capable  of  taking  advantage  of  their  positions  in  the  marketplace.  The securities of U.S. companies selected for the Select Equity Fund's portfolio are
those  companies  that  management   believes  will  become  dominant  in  their
industries  because the companies have  reputations  for quality  management and superior products and services.

The portfolio  manager seeks companies which generally meet one of the following characteristics:

     o    above-average revenue growth;
     o    above-average earnings growth;
     o    consistent earnings growth; or
     o    attractive valuation.

The Select  Equity  Fund is  nondiversified,  which  means that it will invest a significant  portion of the Select Equity  Fund's assets in the  securities of a small  number of  companies.  The  Select  Equity  Fund  typically  focuses  its investments in a core group of 25 to 35 common stocks of U.S. large-cap and U.S.
mid-cap companies.  A U.S. company is defined as having been organized under the laws of the United  States,  having a principal  place of business in the United
States or if its stock trades primarily in the United States.  The Select Equity
Fund  considers  large-cap  companies  to be  those  companies  having  a market capitalization similar to companies included in the Standard & Poor's 500(R)
Index. The Select Equity Fund considers  mid-cap companies to be those companies having a market capitalization  similar to companies included in the Russell Mid
Cap(R)  Index.  As of August 31,  2007,  the dollar  range of the Select  Equity
Fund's  investments in large cap and mid cap companies  based on the composition of these indicies range from $1.16 billion to $472.52 billion. The Fund also may invest in convertible  securities,  which are debt securities or preferred stock that may be converted into common stock.

In seeking total return,  the portfolio  manager seeks returns from both capital gains  (i.e.,  an  increase  in the value of the stocks the Select  Equity  Fund holds) as well as income  generated by  dividends  paid by stock  issuers.  Over time, stock markets in general may produce  proportionately higher capital gains relative to dividends,  or vice versa, at different  periods.  While many of the stocks the Select Equity Fund invests in pay  dividends,  the portfolio  manager anticipates  that capital gains may constitute a somewhat  higher  proportion of returns than dividends under current market conditions.  However,  stock markets could  change,  either  suddenly  or  gradually,  so  that  over  time a  higher proportion of the Select Equity Fund's returns would be derived from dividends.

The Select Equity Fund usually sells portfolio securities if:

     o    the outlook of a company's earnings growth becomes less attractive;
     o    more favorable opportunities are identified; or
     o    a company's stock price has increased significantly.

The Adviser actively manages the Fund. As such, the Fund may have high portfolio turnover. The portfolio turnover rate may exceed 100% per year.

PRINCIPAL RISKS

The Select  Equity Fund cannot  guarantee  that it will  achieve its  investment objective.

As with  any  fund,  the  value of the  Select  Equity  Fund's  investments--and therefore, the value of Select Equity Fund shares--may fluctuate.  These changes may occur because of:

STOCK  MARKET RISK - the Select  Equity Fund could lose value if the  individual stocks in which it invests or overall  stock  markets in which such stocks trade go down.

SELECTION RISK - the portfolio  manager may select  securities that underperform the stock market, the Standard & Poor's 500(R) Index ("S&P 500 Index"), or other funds with similar investment objectives and strategies.

NONDIVERSIFIED  FUND RISK -  because  the  Select  Equity  Fund may hold  larger positions in fewer securities than other funds, a single security's  increase or decrease in value may have a greater  impact on the Select  Equity  Fund's value and total return.

PORTFOLIO  TURNOVER - the Select  Equity Fund may engage in active and  frequent trading of portfolio  securities.  A higher  portfolio  turnover rate  increases transaction  costs and as a result may adversely impact the Select Equity Fund's performance and may:

     o    increase share price volatility and
     o    result in additional tax consequences for Fund shareholders.

If the value of the Select Equity  Fund's  investments  goes down,  you may lose money.

For additional  information regarding the above identified risks, see Section 2,
Fund Details:  Additional  Information about Investments,  Investment Techniques and Risks.

PERFORMANCE

Performance  information  is not available for the Select Equity Fund because it is new.

FEES AND EXPENSES

This table  describes  the fees and  expenses  that you may pay when  buying and holding  shares of the  Select  Equity  Fund  depending  on the share  class you select.

---------------------------------------------------------------------------------------------------------------------------------
                                                       Fees and Expenses
-------------------------------------- ---------- ---------- --------- ---------- --------------------- -------------------------
                                                                                                               INSTITUTIONAL
Shareholder Fees(Paid Directly From     CLASS A     CLASS B    CLASS C   CLASS R       INSTITUTIONAL              CLASS
Your Investment)(1)                     SHARES      SHARES     SHARES    SHARES    SERVICE CLASS SHARES           SHARES
-------------------------------------- ---------- ---------- --------- ---------- --------------------- -------------------------
Maximum Sales Charge(Load) imposed        5.75%(2)   None       None      None            None                     None
upon purchases(as a percentage of
offering price)
-------------------------------------- ---------- ---------- --------- ---------- --------------------- -------------------------
Maximum Deferred Sales                    None(3)    5.00%(4)   1.00%(5)  None            None                     None
Charge (Load)
(as a percentage of
offering or sale price, whichever is
less)
-------------------------------------- ---------- ---------- --------- ---------- --------------------- -------------------------
Redemption/Exchange Fee (as               2.00%      2.00%      2.00%     2.00%           2.00%                    2.00%
a percentage of amount
redeemed or exchanged)(6)
-------------------------------------- ---------- ---------- --------- ---------- --------------------- -------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)(7)
-------------------------------------- ---------- ---------- --------- ---------- --------------------- -------------------------
Management Fees                           0.80%      0.80%      0.80%     0.80%           0.80%                    0.80%
-------------------------------------- ---------- ---------- --------- ---------- --------------------- -------------------------
Distribution and/or Service               0.25%      1.00%      1.00%     0.50%           None                     None
(12b-1) Fees
-------------------------------------- ---------- ---------- --------- ---------- --------------------- -------------------------
Other Expenses(8)                         0.53%      0.46%      0.46%     0.66%           0.50%                    0.46%
-------------------------------------- ---------- ---------- --------- ---------- --------------------- -------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES      1.58%      2.26%      2.26%     1.96%           1.30%                    1.26%
-------------------------------------- ---------- ---------- --------- ---------- --------------------- -------------------------
Less: Amount of Fee Limitations/          0.06%      0.06%      0.06%     0.06%           0.06%                    0.06%
Expense Reimbursements(9)
-------------------------------------- ---------- ---------- --------- ---------- --------------------- -------------------------
NET ANNUAL FUND OPERATING EXPENSES        1.52%      2.20%      2.20%     1.90%           1.24%                    1.20%
-------------------------------------- ---------- ---------- --------- ---------- --------------------- -------------------------

EXAMPLE

This Example is intended to help you compare the cost of investing in the Select
Equity Fund with the cost of investing in other mutual funds.

The Example  assumes that you invest $ 10,000 in the Select  Equity Fund for the time  periods  indicated  and then  sell all of your  shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR    3 YEARS
--------------------------------------- ---------- ----------
Class A shares*                              $721     $1,040
--------------------------------------- ---------- ----------
Class B shares                               $723     $1,001
--------------------------------------- ---------- ----------
Class C shares                               $323       $701
--------------------------------------- ---------- ----------
Class R shares                               $193       $609
--------------------------------------- ---------- ----------
Institutional Service Class shares           $126       $406
--------------------------------------- ---------- ----------
Institutional Class shares                   $122       $394
--------------------------------------- ---------- ----------

*    Assumes a CDSC does not apply.

You would pay the following  expenses on the same investment if you did not sell your shares**:

                                           1 YEAR    3 YEARS
--------------------------------------- ---------- ----------
Class B shares                               $223      $701
--------------------------------------- ---------- ----------
Class C shares                               $223      $701
--------------------------------------- ---------- ----------

**  Expenses  paid on the same  investment  in Class A (unless  your  shares are subject to a CDSC  applicable  to purchases  of  $1,000,000  or more),  Class R,
Institutional  Service  Class and  Institutional  Class  shares  do not  change, whether or not you sell your shares.

The Select Equity Fund does not apply sales charges on reinvested  dividends and other  distributions.  If these sales charges (loads) were included,  your costs would be higher.

(1)  If  you  buy  and  sell  shares   through  a  broker  or  other   financial
     intermediary, the intermediary may charge a separate transaction fee.

(2)  The sales charge on  purchases  of Class A shares is reduced or  eliminated for  purchases of $ 50,000 or more.  For more  information,  see Section 4,
     Investing with Aberdeen Funds: Choosing a Share Class--Reduction and Waiver
     of Class A and Class D Sales Charges.

(3)  A contingent deferred sales charge (CDSC) of up to 1% will apply to certain redemptions  of Class A shares if purchased  without  sales charges and for which a finders fee was paid. See Section 4, Investing with Aberdeen Funds:
     Choosing a Share Class--Purchasing Class A Shares without a Sales Charge.

(4)  A CDSC  beginning at 5% and  declining to 1% is charged if you sell Class B shares within six years after  purchase.  Class B shares convert to Class A shares after you have held them for seven years.  See Section 4,  Investing with Aberdeen Funds: Choosing a Share Class--Class B Shares.

(5)  A CDSC of 1% is charged  if you sell  Class C shares  within the first year after purchase.  See Section 4, Investing with Aberdeen  Funds:  Choosing a
     Share Class--Class C Shares.

(6)  A  redemption/exchange  fee of 2% applies to shares  redeemed or  exchanged within 30  calendar  days after the date they were  purchased.  This fee is intended to discourage  frequent trading of Fund shares that can negatively affect the Fund's  performance.  The fee does not apply to shares purchased through  reinvested  dividends  or capital  gains or shares held in certain omnibus  accounts or  retirement  plans that cannot  implement the fee. See
     Section 4,  Investing with Aberdeen  Funds:  Selling  Shares--Exchange  and
     Redemption Fees.

(7)  The "Annual Fund  Operating  Expenses"  are  annualized  expenses  based on anticipated  fees and expenses  payable by the Fund through the fiscal year ending October 31, 2008.

(8)  "Other  Expenses"  include other  ordinary  operating  expenses of the Fund including  administrative  services  fees which are  permitted  to be up to
     0.25%  with  respect to Class A, Class R and  Institutional  Service  Class
     shares. The full 0.25% in administrative  services fees is not reflected in
     "Other Expenses" at this time because the Fund does not anticipate  selling its shares to  intermediaries  that charge the full amount permitted during the current fiscal year. The amount currently reflected in "Other Expenses"
     for  administrative  services  fees is 0.07% for Class A shares,  0.20% for
     Class R Shares and 0.04% for  Institutional  Service Class  Shares.  If the
     maximum  amount of  administrative  services  fees were  charged,  the "Net
     Annual Fund Operating Expenses" would be higher.

(9)  The Trust and the Adviser  have entered  into a written  contract  limiting operating expenses to 1.45% for Class A, 2.20% for Class B, 2.20% for Class
     C, 1.70% for Class R, 1.20% for Institutional  Service Class, and 1.20% for
     Institutional Class at least through February 28, 2009. This limit excludes certain Fund  expenses,  including  any taxes,  interest,  brokerage  fees,
     short-sale   dividend  expenses,   Acquired  Fund  Fees  and  Expenses  and
     administrative  services  fees.  The Trust is  authorized  to reimburse the
     Adviser  for  management  fees  previously   limited  and/or  for  expenses
     previously paid by the Adviser,  provided,  however that any reimbursements must be paid at a date not more than three  years  after the fiscal year in which the  Adviser  limited the fees or  reimbursed  the  expenses  and the reimbursements  do not cause the Fund to exceed the expense  limitation  in the agreement at the time the expenses are waived.

SECTION 1 SELECT MID CAP GROWTH FUND

OBJECTIVE

The Mid Cap Fund seeks long-term capital appreciation.

PRINCIPAL STRATEGIES

As a  non-fundamental  policy,  under  normal  circumstances,  the Mid Cap  Fund invests at least 80% of the value of its net assets in equity  securities issued by mid-cap  companies.  Equity  securities  in which the Mid Cap Fund may invest include common stock, preferred stock,  securities convertible into common stock or securities (or other  investments)  with prices linked to the value of common stocks. Mid-cap companies are companies that have market capitalizations similar to those of  companies  included in the Russell  Midcap(R)  Index,  ranging from
$1.16  billion to $22.735  billion  as of August 31,  2007.  If the Mid Cap Fund changes its 80% investment policy, it will notify  shareholders at least 60 days before the change and will change the name of the Mid Cap Fund.

In selecting an investment for the Mid Cap Fund's portfolio, management seeks to invest in securities of a mid-cap  company that  management  believes is, or has the potential to be, best capable of taking advantage of its positioning  within its business  sector,  with high earnings growth  potential and a minimum market capitalization  of approximately $1 billion.  Typically,  the companies in which the Mid Cap Fund will  invest  exhibit  greater-than-average  growth  prospects, given the prevailing  economic  climate.  The Mid Cap Fund  management  tries to choose such  investments  that will increase in value over the long term.  Under normal circumstances, the Mid Cap Fund holds between 25 and 40 such securities.

The  portfolio  manager uses both a  "bottom-up"  and a  "top-down"  approach to select  securities  for the Mid Cap  Fund.  The  portfolio  manager  conducts  a
"bottom-up"  analysis  of  potential   investments,   which  means  an  in-depth
evaluation of each particular  company whose equity securities may be considered for  inclusion  in the Mid Cap Fund.  The  portfolio  manager  seeks  individual
companies   with   attractive   earnings   potential  and   sustainable   growth
characteristics  that may not be fully  recognized by the market.  The portfolio manager  evaluates  each  company's  stock  price  over the course of 12 months, paying particular attention to minimum rates of capital  appreciation,  before a stock will be added to the Mid Cap Fund.

The "top-down" aspect of the approach then considers such overall factors as the general health of the economy, interest rates, inflation, Federal Reserve policy and the vitality of  particular  industry  sectors.  This enables the  portfolio manager to focus on the most  attractive  business  sectors and to identify  the most  attractive  prospective  investments  from the large  universe  of mid-cap stocks.

From  time to time,  the Mid Cap  Fund  may  invest  in  companies  experiencing
"special   situations"   such   as   acquisitions,    consolidations,   mergers,
reorganizations or other unusual developments, if the portfolio manager believes equity securities issued by those companies will increase in value.

The Fund's portfolio manager usually will sell a security if:

     o    the security hits an established price target;
     o    the  circumstances  of the  company's  industry  sector appear to have changed;
     o    the company's fundamentals have weakened; or
     o    more favorable opportunities have been identified.

The Mid Cap Fund is actively managed.  As such, the Fund may have high portfolio turnover. The portfolio turnover rate may exceed 100% per year.

The Adviser has selected Security Investors, LLC ("Security Investors,  LLC") as
subadviser to manage the Mid Cap Fund's portfolio on a day-to-day basis.

PRINCIPAL RISKS

The Mid Cap Fund cannot guarantee that it will achieve its investment objective.

As with any fund,  the value of the Mid Cap Fund's  investments--and  therefore, the value of Mid Cap Fund shares--may fluctuate. These changes may occur because of:

STOCK MARKET RISK - the Mid Cap Fund could lose value if the  individual  stocks in which it invests or overall stock markets in which such stocks trade go down.

SELECTION RISK - the portfolio  manager may select  securities that underperform the stock  market,  the  Russell  Midcap(R)  Growth  Index,  or other funds with similar investment objectives and strategies.

MID-CAP RISK - in general,  stocks of mid-cap companies may be more volatile and less liquid than larger company stocks.

SPECIAL  SITUATION  COMPANIES RISK - Special  situation  companies are companies that may be involved in acquisitions,  consolidations, mergers, reorganizations, or other unusual  developments  that can affect a company's market value. If the anticipated  benefits of the  developments  do not ultimately  materialize,  the value of a special situation company may decline.

GROWTH  STYLE RISK - over time,  a growth  investing  style may go in and out of favor,  causing the Mid Cap Fund to  sometimes  underperform  other equity funds that use different investing styles.

FOCUSED  INVESTMENT  RISK -  investing  in a select  group of  securities  could subject the Mid Cap Fund to greater risk of loss and could be considerably  more volatile  than a  broad-based  market  index  or  other  mutual  funds  that are diversified across a greater number of securities and industries.

PORTFOLIO  TURNOVER  - the Fund may  engage in active  and  frequent  trading of portfolio  securities.  A higher portfolio  turnover rate increases  transaction costs and as a result may adversely  impact the Mid Cap Fund's  performance  and may:

     o    increase share price volatility and
     o    result in additional tax consequences for Mid Cap Fund shareholders.

If the value of the Fund's investments goes down, you may lose money.

For additional  information regarding the above identified risks, see Section 2,
Fund Details:  Additional  Information about Investments,  Investment Techniques and Risks.

PERFORMANCE

Performance information is not available for the Mid Cap Fund because it is new.

FEES AND EXPENSES

This table  describes  the fees and  expenses  that you may pay when  buying and holding shares of the Mid Cap Fund depending on the share
class you select.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the Mid Cap Fund depending on the share class you select.

----------------------------------------------------------------------------------------------------------------------
                                                  Fees and Expenses
----------------------------------------------------------------------------------------------------------------------
Shareholder Fees(Paid         CLASS     CLASS      CLASS      CLASS     CLASS       INSTITUTIONAL      INSTITUTIONAL
Directly From Your              A         B          C          D         R         SERVICE CLASS          CLASS
Investment)(1)               SHARES     SHARES     SHARES     SHARES    SHARES         SHARES             SHARES
--------------------------- ---------- ---------- --------- ---------- ---------- ------------------ -----------------
Maximum Sales                 5.75%(2)   None       None      4.50%(2)   None          None                None
Charge(Load) imposed upon
purchases(as a percentage
of offering price)
--------------------------- ---------- ---------- --------- ---------- ---------- ------------------ -----------------
Maximum Deferred Sales        None(3)    5.00%(4)   1.00%(5)  None       None          None                None
Charge (Load)
(as a percentage of offering
or sale price, whichever
is less)
--------------------------- ---------- ---------- --------- ---------- ---------- ------------------ -----------------
Redemption/Exchange Fee       2.00%      2.00%      2.00%     2.00%      2.00%         2.00%               2.00%
(as
a percentage of amount
redeemed or exchanged)(6)
--------------------------- ---------- ---------- --------- ---------- ---------- ------------------ -----------------
ANNUAL FUND OPERATING
EXPENSES (EXPENSES THAT
ARE
DEDUCTED FROM FUND
ASSETS)(7)
--------------------------- ---------- ---------- --------- ---------- ---------- ------------------ -----------------
Management Fees               0.80%      0.80%      0.80%     0.80%      0.80%         0.80%               0.80%
--------------------------- ---------- ---------- --------- ---------- ---------- ------------------ -----------------
Distribution and/or           0.25%      1.00%      1.00%     None       0.50%         None                None
Service
(12b-1) Fees
--------------------------- ---------- ---------- --------- ---------- ---------- ------------------ -----------------
Other Expenses(8)             0.35%      0.33%      0.33%     0.33%      0.53%         0.33%               0.33%
--------------------------- ---------- ---------- --------- ---------- ---------- ------------------ -----------------
TOTAL ANNUAL FUND             1.40%      2.13%      2.13%     1.13%      1.83%         1.13%               1.13%
OPERATING EXPENSES
--------------------------- ---------- ---------- --------- ---------- ---------- ------------------ -----------------
Less Amount of Fee            0.00%      0.00%      0.00%     0.00%      0.00%         0.00%               0.00%
Limitations/ Expense
Reimbursements(9)
--------------------------- ---------- ---------- --------- ---------- ---------- ------------------ -----------------
NET ANNUAL FUND OPERATING     1.40%      2.13%      2.13%     1.13%      1.83%         1.13%               1.13%
EXPENSES
--------------------------- ---------- ---------- --------- ---------- ---------- ------------------ -----------------

EXAMPLE

This Example is intended to help you to compare the cost of investing in the Mid
Cap Fund with the cost of investing in other mutual funds.

The  Example  assumes  that you invest  $10,000 in the Mid Cap Fund for the time periods  indicated and then sell all of your shares at the end of those periods.
It  assumes a 5%  return  each  year,  no change  in  expenses  and the  expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                              1 YEAR       3 YEARS
--------------------------------------- ------------- -------------
Class A shares*                                 $709          $993
--------------------------------------- ------------- -------------
Class B shares                                  $716          $967
--------------------------------------- ------------- -------------
Class C shares                                  $316          $667
--------------------------------------- ------------- -------------
Class D shares                                  $560          $793
--------------------------------------- ------------- -------------
Class R shares                                  $186          $576
--------------------------------------- ------------- -------------
Institutional Service Class shares              $115          $359
--------------------------------------- ------------- -------------
Institutional Class shares                      $115          $359
--------------------------------------- ------------- -------------

* Assumes a CDSC does not apply.

You would pay the following  expenses on the same investment if you did not sell your shares**:

                                              1 YEAR       3 YEARS
--------------------------------------- ------------- -------------
Class B shares                                  $216          $667
--------------------------------------- ------------- -------------
Class C shares                                  $216          $667
--------------------------------------- ------------- ------------

**  Expenses  paid on the same  investment  in Class A (unless  your  shares are subject to a CDSC  applicable  to purchases  of  $1,000,000  or more),  Class R,
Institutional  Service  Class and  Institutional  Class  shares  do not  change, whether or not you sell your shares.

The Mid Cap Fund does not apply sales charges on reinvested  dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

(1)  If  you  buy  and  sell  shares   through  a  broker  or  other   financial
     intermediary, the intermediary may charge a separate transaction fee.

(2)  The sales  charge on  purchases of Class A and Class D shares is reduced or eliminated  for  purchases of $50,000 or more.  For more  information,  see
     Section 4, Investing with Aberdeen Funds: Choosing a Share Class--Reduction and Waiver of Class A and Class D Sales Charges.

(3)  A contingent deferred sales charge (CDSC) of up to 1% will apply to certain redemptions  of Class A shares if purchased  without  sales charges and for which a finders fee was paid. See Section 4, Investing with Aberdeen Funds:
     Purchasing Class A Shares without a Sales Charge.

(4)  A CDSC  beginning at 5% and  declining to 1% is charged if you sell Class B shares within six years after  purchase.  Class B shares convert to Class A shares after you have held them for seven years.  See Section 4,  Investing with Aberdeen Funds: Choosing a Share Class--Class B Shares.

(5)  A CDSC of 1% is charged  if you sell  Class C shares  within the first year after purchase.  See Section 4, Investing with Aberdeen  Funds:  Choosing a
     Share Class--Class C Shares.

(6)  A  redemption/exchange  fee of 2% applies to shares  redeemed or  exchanged within 90  calendar  days after the date they were  purchased.  This fee is intended to discourage  frequent trading of Fund shares that can negatively affect the Fund's  performance.  The fee does not apply to shares purchased through  reinvested  dividends  or capital  gains or shares held in certain omnibus  accounts or  retirement  plans that cannot  implement the fee. See
     Section 4,  Investing with Aberdeen  Funds:  Selling  Shares--Exchange  and
     Redemption Fees.

(7)  The "Annual Fund  Operating  Expenses"  are  annualized  expenses  based on anticipated  fees and expenses  payable by the Fund through the fiscal year ending October 31, 2008.

(8)  "Other  Expenses"  include other  ordinary  operating  expenses of the Fund including  administrative  services  fees which are  permitted  to be up to
     0.25% with respect to Class A, Class D, Class R and  Institutional  Service
     Class  shares.  The  full  0.25%  in  administrative  services  fees is not reflected  in  "Other  Expenses"  at this  time  because  the Fund does not currently  anticipate selling its shares to intermediaries  that charge the full amount  permitted during the current fiscal year. The amount currently reflected in "Other Expenses" for administrative services fees is 0.02% for
     Class A shares,  0.00% for  Class D  Shares,  0.20% for Class R Shares  and
     0.00% for  Institutional  Service  Class Shares.  If the maximum  amount of administrative  services fees were charged,  the "Net Annual Fund Operating
     Expenses" would be higher.

(9)  The Trust and the Adviser  have entered  into a written  contract  limiting operating expenses to 1.49% for Class A, 2.20% for Class B, 2.20% for Class
     C, 1.20% for Class D, 1.70% for Class R,  1.20% for  Institutional  Service
     Class,  and 1.20% for  Institutional  Class at least  through  February 28,
     2009.  This limit  excludes  certain Fund  expenses,  including  any taxes, interest,  brokerage fees, short-sale dividend expenses, Acquired Fund Fees and Expenses and  administrative  services fees. The Trust is authorized to reimburse the Adviser for  management  fees  previously  limited and/or for expenses  previously  paid  by the  Adviser,  provided,  however  that  any reimbursements  must be paid at a date not more than three  years after the fiscal  year in  which  the  Adviser  limited  the fees or  reimbursed  the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement at the time the expenses are waived.

SECTION 1 ABERDEEN SELECT SMALL CAP FUND

OBJECTIVE

The Select Small Cap Fund seeks long-term capital appreciation.

PRINCIPAL STRATEGIES

As a non-fundamental  policy, under normal  circumstances,  the Select Small Cap
Fund  typically  invests  at least 80% of the value of its net  assets in equity securities  of issuers  considered  to be small-cap  companies as of the time of investment.  If the Select Small Cap Fund changes its 80%  investment  policy it will notify  shareholders at least 60 days before the change and will change the name of the Select Small Cap Fund. The Select Small Cap Fund considers small-cap companies to be companies  having a market  capitalization  similar to companies included in the Russell 2000(R) Index, ranging from $27 million to $5.02 billion as of August 31, 2007. The equity  securities in which the Select Small Cap Fund may invest include common stock,  preferred stock,  securities  convertible into common stock or  securities  (or other  investments)  with prices  linked to the value of common  stocks.  In  selecting an  investment  for the Select Small Cap
Fund's  portfolio,  management  seeks to invest  in  securities  of a  small-cap company that management  believes is within a top business sector and is capable of taking advantage of its positioning  within that business  sector.  While the
Select Small Cap Fund may sell a security if its market  capitalization  exceeds the definition of a small-cap company, it is not required to sell solely because of that fact.

The Select  Small Cap Fund  consists of two  sleeves,  or  portions,  managed by different  subadvisers.  The Adviser is the Select  Small Cap Fund's  investment adviser and selects the Select Small Cap Fund's  subadvisers  and monitors their performance on an ongoing basis. Currently, the Adviser is directly managing the small-cap  value  portion and the Adviser has selected  NorthPointe  Capital LLC
("NorthPointe")  to manage the small-cap  growth portion.  The Fund's assets are typically allocated in equal portions to each manager, although at times more of the Fund's  assets may be  allocated  to either  growth or value,  depending  on market conditions as determined by the Adviser.

NorthPointe  employs a growth style by investing in securities of  undiscovered, emerging  growth  small-cap  companies in an attempt to provide  investors  with potentially  higher  returns than funds that invest  primarily  in larger,  more established  companies.  NorthPointe  focuses on securities that exhibit some or all of the following characteristics:

     o    above-average earnings growth;
     o    attractive valuation;
     o    development of new products, technologies or markets;
     o    high-quality balance sheet; and
     o    a strong management team.

NorthPointe considers selling a particular security due to:

     o    any  change  in  company  fundamentals  from the time of the  original investment;
     o    the  company's  market  capitalization  reaching  twice  the Small Cap
          Fund's buying range;
     o    deterioration  of the  stock's  valuation  such that other  attractive stocks are available more cheaply;
     o    management's actions that are not in shareholders' best interests; or
     o    weakening financial stability.

The Adviser  employs a value  style of  investing  and looks at factors  such as earnings  growth and  relative  value,  management  action and price trends when selecting securities. The Adviser focuses on securities that exhibit some or all of the following characteristics:

     o    attractive  valuation and near-term  strength of business (i.e., based on estimate revisions and earnings surprises);
     o    long-term growth prospects of the company and its industry;
     o    level of duress a company is experiencing;
     o    price-to-earnings ratio and price-to-free cash flow ratio that, in the team's opinion, reflect the best standards of value; and
     o    quality of earnings.

The Adviser considers selling a security when:

     o    a company's market capitalization exceeds the benchmark capitalization range;
     o    long-term growth prospects deteriorate;
     o    more compelling investment values are identified;
     o    near-term  reported or pre-announced  earnings are  disappointing  and recurring; or
     o    the stock  attains  full  valuation  relative  to  stocks  of  similar companies or reaches the team's price target.

The Fund may  invest  without  limit in initial  public  offerings  ("IPOs")  of small-cap  companies,  although such IPOs may not be available for investment by the Fund and the impact on performance of any such IPO would be uncertain.

The Fund is  actively  managed.  As such,  the  Fund  may  have  high  portfolio turnover. The portfolio turnover may exceed 100% per year.

PRINCIPAL RISKS

The Select Small Cap Fund cannot  guarantee  that it will achieve its investment objective.

As with any fund,  the value of the  Select  Small Cap  Fund's  investments--and therefore,  the value of  Select  Small Cap Fund  shares--may  fluctuate.  These changes may occur because of:

STOCK MARKET RISK - the Select Small Cap Fund could lose value if the individual stocks in which it invests or overall  stock  markets in which such stocks trade go down.

SELECTION RISK - the portfolio  managers may select securities that underperform the stock  market,  the  Russell  2000(R)  Index,  or other  funds with  similar investment objectives and strategies.

SMALL  CAP RISK - in  general,  stocks  of  small-cap  companies  trade in lower volumes  and are subject to greater or more  unpredictable  price  changes  than securities of larger  companies or the market overall.  Small-cap  companies may have limited product lines or markets,  be less  financially  secure than larger companies, or depend on a small number of key personnel. If adverse developments occur,  such  as due to  management  changes  or  product  failure,  the  Fund's investment  in a small-cap  company may lose  substantial  value.  Investing  in small-cap  companies  requires  a  longer  term  investment  view and may not be appropriate for all investors.

GROWTH VERSUS VALUE STYLE RISK - over time growth and value investing styles may go in and out of favor  (usually not at the same time)  causing the Select Small
Cap Fund to  sometimes  underperform  other  equity  funds  that  use  different investing  styles.  There is a risk  that the Small Cap  Fund's  management  may allocate a greater  portion of the Fund's assets to growth when value is more in favor, or vice-versa.

INITIAL PUBLIC OFFERING RISK - IPOs may be limited and the Select Small Cap Fund may not be able to buy any shares at the offering  price,  or may not be able to buy as many shares at the offering price as it would like.  Further,  IPO prices often are  subject to greater and more  unpredictable  price  changes  than more established stocks.

PORTFOLIO TURNOVER - the Select Small Cap Fund may engage in active and frequent trading of portfolio  securities.  A higher  portfolio  turnover rate  increases transaction  costs and as a result may adversely  impact the Fund's  performance and may:

     o    increase share price volatility and
     o    result  in  additional  tax  consequences  for  Select  Small Cap Fund shareholders.

If the value of the Select Small Cap Fund's  investments goes down, you may lose money.

For additional  information regarding the above identified risks, see Section 2,
Fund Details:  Additional  Information about Investments,  Investment Techniques and Risks.

PERFORMANCE

Performance  information  is not available for the Select Small Cap Fund because it is new.

FEES AND EXPENSES

This table  describes  the fees and  expenses  that you may pay when  buying and holding  shares of the Select  Small Cap Fund  depending  on the share class you select.

----------------------------------------------------------------------------------------------------------------------
                                                  Fees and Expenses
----------------------------------------------------------------------------------------------------------------------
Shareholder Fees(Paid             CLASS      CLASS       CLASS      CLASS       INSTITUTIONAL        INSTITUTIONAL
Directly From Your                  A          B           C          R         SERVICE CLASS        CLASS
Investment)(1)                   SHARES      SHARES      SHARES     SHARES      SHARES               SHARES
------------------------------- ---------- ----------- ----------- ---------- -------------------- -------------------
Maximum Sales Charge(Load)         5.75%(2)   None        None        None         None                 None
imposed upon purchases(as a
percentage of offering price)
------------------------------- ---------- ----------- ----------- ---------- -------------------- -------------------
Maximum Deferred Sales             None(3)    5.00%(4)    1.00%(5)    None         None                 None
Charge (Load)
(as a percentage
of offering or sale price,
whichever is less)
------------------------------- ---------- ----------- ----------- ---------- -------------------- -------------------
Redemption/Exchange Fee (as        2.00%      2.00%       2.00%       2.00%        2.00%                2.00%
a percentage of amount
redeemed or exchanged)(6)
------------------------------- ---------- ----------- ----------- ---------- -------------------- -------------------
ANNUAL FUND OPERATING
EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)(7)
------------------------------- ---------- ----------- ----------- ---------- -------------------- -------------------
Management Fees                    0.95%      0.95%       0.95%       0.95%        0.95%                0.95%
------------------------------- ---------- ----------- ----------- ---------- -------------------- -------------------
Distribution and/or Service        0.25%      1.00%       1.00%       0.50%        None                 None
(12b-1) Fees
------------------------------- ---------- ----------- ----------- ---------- -------------------- -------------------
Other Expenses(8)                  0.32%      0.31%       0.31%       0.51%        0.46%                0.31%
------------------------------- ---------- ----------- ----------- ---------- -------------------- -------------------
TOTAL ANNUAL FUND OPERATING        1.52%      2.26%       2.26%       1.96%        1.41%                1.26%
EXPENSES
------------------------------- ---------- ----------- ----------- ---------- -------------------- -------------------
Less: Amount of Fee                0.00%      0.00%       0.00%       0.00%        0.00%                0.00%
Limitations/ Expense
Reimbursements(9)
------------------------------- ---------- ----------- ----------- ---------- -------------------- -------------------
NET ANNUAL FUND OPERATING          1.52%      2.26%       2.26%       1.96%        1.41%                1.26%
EXPENSES
------------------------------- ---------- ----------- ----------- ---------- -------------------- -------------------

EXAMPLE

This Example is intended to help you compare the cost of investing in the Select
Small Cap Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Select Small Cap Fund for the time  periods  indicated  and then  sell all of your  shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                               1 YEAR      3 YEARS
----------------------------------------- ------------ ------------
Class A shares*                                  $721       $1,028
----------------------------------------- ------------ ------------
Class B shares                                   $729       $1,006
----------------------------------------- ------------ ------------
Class C shares                                   $329         $706
----------------------------------------- ------------ ------------
Class R shares                                   $199         $615
----------------------------------------- ------------ ------------
Institutional Service Class shares               $144         $446
----------------------------------------- ------------ ------------
Institutional Class shares                       $128         $400
----------------------------------------- ------------ ------------

* Assumes a CDSC does not apply.

You would pay the following  expenses on the same investment if you did not sell your shares**:

                                               1 YEAR      3 YEARS
----------------------------------------- ------------ ------------
Class B shares                                   $229         $706
----------------------------------------- ------------ ------------
Class C shares                                   $229         $706
----------------------------------------- ------------ ------------

**  Expenses  paid on the same  investment  in Class A (unless  your  shares are subject to a CDSC  applicable  to purchases  of  $1,000,000  or more),  Class R,
Institutional  Service  Class and  Institutional  Class  shares  do not  change, whether or not you sell your shares.

The Select Small Cap Fund does not apply sales charges on  reinvested  dividends and other  distributions.  If these sales charges  (loads) were  included,  your costs would be higher.

(1)  If  you  buy  and  sell  shares   through  a  broker  or  other   financial
     intermediary, the intermediary may charge a separate transaction fee.

(2)  The sales charge on  purchases  of Class A shares is reduced or  eliminated for  purchases  of $50,000 or more.  For more  information,  see Section 4,
     Investing with Aberdeen Funds: Choosing a Share Class--Reduction and Waiver
     of Class A and Class D Sales Charges.

(3)  A contingent deferred sales charge (CDSC) of up to 1% will apply to certain redemptions  of Class A shares if purchased  without  sales charges and for which a finders fee was paid. See Section 4, Investing with Aberdeen Funds:
     Purchasing Class A Shares without a Sales Charge.

(4)  A CDSC  beginning at 5% and  declining to 1% is charged if you sell Class B shares within six years after  purchase.  Class B shares convert to Class A shares after you have held them for seven years.  See Section 4,  Investing with Aberdeen Funds: Choosing a Share Class--Class B Shares.

(5)  A CDSC of 1% is charged  if you sell  Class C shares  within the first year after purchase.  See Section 4, Investing with Aberdeen  Funds:  Choosing a
     Share Class--Class C Shares.

(6)  A  redemption/exchange  fee of 2% applies to shares  redeemed or  exchanged within 90  calendar  days after the date they were  purchased.  This fee is intended to discourage  frequent trading of Fund shares that can negatively affect the Fund's  performance.  The fee does not apply to shares purchased through  reinvested  dividends or capital gains,  or shares held in certain omnibus  accounts or  retirement  plans that cannot  implement the fee. See
     Section 4,  Investing with Aberdeen  Funds:  Selling  Shares--Exchange  and
     Redemption Fees.

(7)  The "Annual Fund  Operating  Expenses"  are  annualized  expenses  based on anticipated  fees and expenses  payable by the Fund through the fiscal year ending October 31, 2008.

(8)  "Other  Expenses"  include other  ordinary  operating  expenses of the Fund including  administrative  services  fees which are  permitted  to be up to
     0.25%  with  respect to Class A, Class R and  Institutional  Service  Class
     shares. The full 0.25% in administrative  services fees is not reflected in
     "Other  Expenses"  at  this  time  because  the  Fund  does  not  currently anticipate selling its shares to intermediaries that charge the full amount permitted during the current fiscal year. The amount currently reflected in
     "Other  Expenses"  for  administrative  services  fees is 0.01% for Class A shares, 0.20% for Class R Shares and 0.15% for Institutional  Service Class
     Shares. If the maximum amount of administrative services fees were charged, the "Net Annual Fund Operating Expenses" would be higher.

(9)  The Trust and the Adviser  have entered  into a written  contract  limiting operating expenses to 1.57% for Class A, 2.32% for Class B, 2.32% for Class
     C, 1.82% for Class R, 1.32% for Institutional  Service Class, and 1.32% for
     Institutional Class at least through February 28, 2009. This limit excludes certain Fund  expenses,  including  any taxes,  interest,  brokerage  fees,
     short-sale   dividend  expenses,   Acquired  Fund  Fees  and  Expenses  and
     administrative  services  fees.  The Trust is  authorized  to reimburse the
     Adviser  for  management  fees  previously   limited  and/or  for  expenses
     previously paid by the Adviser,  provided,  however that any reimbursements must be paid at a date not more than three  years  after the fiscal year in which the  Adviser  limited the fees or  reimbursed  the  expenses  and the reimbursements  do not cause the Fund to exceed the expense  limitation  in the agreement at the time the expenses are waived.

SECTION 1 ABERDEEN SELECT GROWTH FUND

OBJECTIVE

The Select Growth Fund seeks long-term growth.

PRINCIPAL STRATEGIES

As a non-fundamental policy, under normal circumstances,  the Select Growth Fund invests at least 80% of the value of its net assets in equity securities. Equity securities  include  common stock and  preferred  stock.  The Select Growth Fund seeks to invest in securities of U.S.  companies that  management  believes have
strong  and  improving   franchises   capable  of  taking  advantage  of  growth
opportunities.  The securities of U.S.  companies selected for the Select Growth
Fund's  portfolio are those companies that management  believes have high growth potential  and  reputations  for quality  management  and superior  products and services.  The Select Growth Fund  typically  focuses its  investments in a core group of 25 to 35 common stocks of U.S. companies of any size whose earnings are expected to grow faster than those of other companies in the market.  The Select
Growth Fund may hold a limited number of additional  common stocks at times when
the  portfolio  managers  are  accumulating  new  positions,   selling  existing
positions,  or responding to exceptional  market  conditions.  A U.S. company is defined as having been organized  under the laws of the United States,  having a principal  place of  business  in the  United  States,  or if its  stock  trades primarily in the United States.

The  Select  Growth  Fund is  nondiversified,  which  means that it may invest a significant  portion of the Select Growth  Fund's assets in the  securities of a single or small number of companies.

The Select Growth Fund usually sells portfolio securities if:

     o    the price of the security is or becomes overvalued;
     o    the outlook of a company's  earnings  growth becomes less  attractive;
          and/or
     o    more favorable opportunities are identified.

The Adviser actively manages the Fund. As such, the Fund may have high portfolio turnover. The portfolio turnover rate may exceed 100% per year.

PRINCIPAL RISKS

The Select  Growth Fund cannot  guarantee  that it will  achieve its  investment objective.

As with  any  fund,  the  value of the  Select  Growth  Fund's  investments--and therefore, the value of Select Growth Fund shares--may fluctuate.  These changes may occur because of:

STOCK  MARKET RISK - the Select  Growth Fund could lose value if the  individual stocks in which it invests or overall  stock  markets in which such stocks trade go down.

SELECTION RISK - the portfolio  managers may select securities that underperform the stock market,  the Standard & Poor's 500(R) Index (S&P 500 Index),  or other funds with similar investment objectives and strategies.

GROWTH  STYLE RISK - over time,  a growth  investing  style may go in and out of favor,  causing the Select  Growth Fund to sometimes  underperform  other equity funds that use different investing styles.

NONDIVERSIFIED  FUND RISK -  because  the  Select  Growth  Fund may hold  larger positions in fewer securities than other funds, a single security's  increase or decrease in value may have a greater  impact on the Select  Growth  Fund's value and total return.

PORTFOLIO  TURNOVER - the Select  Growth Fund may engage in active and  frequent trading of portfolio  securities.  A higher  portfolio  turnover rate  increases transaction  costs and as a result may adversely  impact the Fund's  performance and may:

     o    increase share price volatility and
     o    result  in  additional  tax   consequences   for  Select  Growth  Fund
          shareholders.

If the value of the Select Growth  Fund's  investments  goes down,  you may lose money.

For additional  information regarding the above identified risks, see Section 2,
Fund Details:  Additional  Information about Investments,  Investment Techniques and Risks.

PERFORMANCE

Performance  information  is not available for the Select Growth Fund because it is new.

FEES AND EXPENSES

This table  describes  the fees and  expenses  that you may pay when  buying and holding  shares of the  Select  Growth  Fund  depending  on the share  class you select.

---------------------------------------------------------------------------------------------------------------------------------
                                                       Fees and Expenses
------------------------------------------ ----------- ---------- ----------- ---------- -------------------- -------------------
                                           CLASS       CLASS      CLASS       CLASS      INSTITUTIONAL        INSTITUTIONAL
Shareholder Fees(Paid Directly From Your     A           B          C           R        SERVICE CLASS        CLASS
Investment)(1)                             SHARES      SHARES     SHARES      SHARES     SHARES               SHARES
------------------------------------------ ----------- ---------- ----------- ---------- -------------------- -------------------
Maximum Sales Charge(Load) imposed upon    5.75%(2)    None       None        None          None                 None
purchases(as a percentage of offering
price)
------------------------------------------ ----------- ---------- ----------- ---------- -------------------- -------------------
Maximum Deferred Sales                     None(3)     5.00%(4)   1.00%(5)    None          None                 None
Charge (Load) (as a percentage of offering
or sale price, whichever is less)
------------------------------------------ ----------- ---------- ----------- ---------- -------------------- -------------------
Redemption/Exchange Fee (as                2.00%       2.00%      2.00%       2.00%         2.00%                2.00%
a percentage of amount
redeemed or exchanged)(6)
------------------------------------------ ----------- ---------- ----------- ---------- -------------------- -------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES
THAT ARE
DEDUCTED FROM FUND ASSETS)(7)
------------------------------------------ ----------- ---------- ----------- ---------- -------------------- -------------------
Management Fees                            0.90%       0.90%      0.90%       0.90%         0.90%                0.90%
------------------------------------------ ----------- ---------- ----------- ---------- -------------------- -------------------
Distribution and/or Service                0.25%       1.00%      1.00%       0.50%         None                 None
(12b-1) Fees
------------------------------------------ ----------- ---------- ----------- ---------- -------------------- -------------------
Other Expenses(8)                          0.28%       0.24%      0.24%       0.44%         0.31%                0.24%
------------------------------------------ ----------- ---------- ----------- ---------- -------------------- -------------------
TOTAL ANNUAL FUND OPERATING EXPENSES       1.43%       2.14%      2.14%       1.84%         1.21%                1.14%
------------------------------------------ ----------- ---------- ----------- ---------- -------------------- -------------------
LESS: AMOUNT OF FEE LIMITATIONS/EXPENSE    0.00%       0.00%      0.00%       0.00%         0.00%                0.00%
REIMBURSEMENTS(9)
------------------------------------------ ----------- ---------- ----------- ---------- -------------------- -------------------
NET ANNUAL FUND OPERATING EXPENSES         1.43%       2.14%      2.14%       1.84%         1.21%                1.14%
------------------------------------------ ----------- ---------- ----------- ---------- -------------------- -------------------

EXAMPLE

This Example is intended to help you compare the cost of investing in the Select
Growth Fund with the cost of investing in other mutual funds.

The Example  assumes that you invest  $10,000 in the Select  Growth Fund for the time  periods  indicated  and then  sell all of your  shares at the end of those periods.  It  assumes a 5% return  each  year,  no change in  expenses,  and the expense  limitations  for one year only (if  applicable).  Although  your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                    1 YEAR     3 YEARS
----------------------------------------------- ----------- -----------
Class A shares*                                       $712      $1,001
----------------------------------------------- ----------- -----------
Class B shares                                        $717        $970
----------------------------------------------- ----------- -----------
Class C shares                                        $317        $670
----------------------------------------------- ----------- -----------
Class R shares                                        $187        $579
----------------------------------------------- ----------- -----------
Institutional Service Class shares                    $123        $384
----------------------------------------------- ----------- -----------
Institutional Class shares                            $116        $362
----------------------------------------------- ----------- -----------

* Assumes a CDSC does not apply.

You would pay the following  expenses on the same investment if you did not sell your shares**:

                                                    1 YEAR     3 YEARS
----------------------------------------------- ----------- -----------
Class B shares                                        $217        $670
----------------------------------------------- ----------- -----------
Class C shares                                        $217        $670
----------------------------------------------- ----------- -----------

**  Expenses  paid on the same  investment  in Class A (unless  your  shares are subject to a CDSC  applicable  to purchases  of  $1,000,000  or more),  Class R,
Institutional  Service  Class and  Institutional  Class  shares  do not  change, whether or not you sell your shares.

The Select Growth Fund does not apply sales charges on reinvested  dividends and other  distributions.  If these sales charges (loads) were included,  your costs would be higher.

(1)  If  you  buy  and  sell  shares   through  a  broker  or  other   financial
     intermediary, the intermediary may charge a separate transaction fee.

(2)  The sales charge on  purchases  of Class A shares is reduced or  eliminated for  purchases  of $50,000 or more.  For more  information,  see Section 4,
     Investing with Aberdeen Funds: Choosing a Share Class--Reduction and Waiver
     of Class A and Class D Sales Charges.

(3)  A contingent deferred sales charge (CDSC) of up to 1% will apply to certain redemptions  of Class A shares if purchased  without  sales charges and for which a finders fee was paid. See Section 4, Investing with Aberdeen Funds:
     Purchasing Class A Shares without a Sales Charge.

(4)  A CDSC  beginning at 5% and  declining to 1% is charged if you sell Class B shares within six years after  purchase.  Class B shares convert to Class A shares after you have held them for seven years.  See Section 4,  Investing with Aberdeen Funds: Choosing a Share Class--Class B Shares.

(5)  A CDSC of 1% is charged  if you sell  Class C shares  within the first year after purchase.  See Section 4, Investing with Aberdeen  Funds:  Choosing a
     Share Class--Class C Shares.

(6)  A  redemption/exchange  fee of 2% applies to shares  redeemed or  exchanged within 30  calendar  days after the date they were  purchased.  This fee is intended to discourage  frequent trading of Fund shares that can negatively affect the Fund's  performance.  The fee does not apply to shares purchased through  reinvested  dividends  or capital  gains or shares held in certain omnibus  accounts or  retirement  plans that cannot  implement the fee. See
     Section 4,  Investing with Aberdeen  Funds:  Selling  Shares--Exchange  and
     Redemption Fees.

(7)  The "Annual Fund  Operating  Expenses"  are  annualized  expenses  based on anticipated  fees and expenses  payable by the Fund through the fiscal year ending October 31, 2008.

(8)  "Other  Expenses"  include other  ordinary  operating  expenses of the Fund including  administrative  services  fees which are  permitted  to be up to
     0.25%  with  respect to Class A, Class R and  Institutional  Service  Class
     shares. The full 0.25% in administrative  services fees is not reflected in
     "Other  Expenses"  at  this  time  because  the  Fund  does  not  currently anticipate selling its shares to intermediaries that charge the full amount permitted during the current fiscal year. The amount currently reflected in
     "Other  Expenses"  for  administrative  services  fees is 0.04% for Class A shares, 0.20% for Class R Shares and 0.07% for Institutional  Service Class
     Shares. If the maximum amount of administrative services fees were charged, the "Net Annual Fund Operating Expenses" would be higher.

(9)  The Trust and the Adviser  have entered  into a written  contract  limiting operating expenses to 1.46% for Class A, 2.21% for Class B, 2.21% for Class
     C, 1.71% for Class R, 1.21% for Institutional  Service Class, and 1.21% for
     Institutional Class at least through February 28, 2009. This limit excludes certain Fund  expenses,  including  any taxes,  interest,  brokerage  fees,
     short-sale   dividend  expenses,   Acquired  Fund  Fees  and  Expenses  and
     administrative  services  fees.  The Trust is  authorized  to reimburse the
     Adviser  for  management  fees  previously   limited  and/or  for  expenses
     previously paid by the Adviser,  provided,  however that any reimbursements must be paid at a date not more than three  years  after the fiscal year in which the  Adviser  limited the fees or  reimbursed  the  expenses  and the reimbursements  do not cause the Fund to exceed the expense  limitation  in the agreement at the time the expenses are waived.

SECTION 1 ABERDEEN SELECT WORLDWIDE FUND

OBJECTIVE

The Worldwide Fund seeks long-term capital growth.

PRINCIPAL STRATEGIES

As a  non-fundamental  policy,  under normal  circumstances,  the Worldwide Fund invests at least 80% of the value of its net assets in equity  securities issued
by  companies  located  throughout  the  world  (including  the  U.S.).   Equity
securities  in  which  the  Worldwide  Fund may  invest  include  common  stock, preferred  stock,  securities  convertible  into common stock or securities  (or other  investments)  with prices linked to the value of common  stocks,  foreign investments funds or trusts and depository receipts, that represent an ownership interest in the issuer.  The  Worldwide  Fund seeks to invest in  securities  of companies  located  anywhere in the world that management  believes are, or have the potential to be, well  positioned to take advantage of growth  opportunities in their  industries.  Under  normal  market  conditions,  the Fund will  invest significantly (at least  40%--unless  market conditions are not deemed favorable by the  Adviser in which case the Fund would  invest at least 30%) in  companies organized or having their principal place of business  outside the United States or doing a  substantial  amount of  business  outside  the  United  States.  The securities  of companies  selected for the  Worldwide  Fund  include  both:  (i)
companies that appear to offer long-term strategic growth opportunities  because of their  strong  competitive  advantage  within key growth  segments;  and (ii)
companies  that  appear  to offer  short-term  tactical  opportunities  based on current  circumstances.  Some of the companies will be multi-national  companies operating  globally,  while  others  will be  located  in,  and  primarily  tied economically to one country. Under normal conditions, the Worldwide Fund invests in securities from at least three different countries.

The Worldwide Fund's  portfolio  manager  evaluates which  industries  appear to offer  the most  attractive  growth  rates  and which  companies  have  earnings potential  greater  than that  expected  by the  stock  markets  in which  their securities  are traded.  Proprietary  research is  conducted in order to form an independent  perspective that provides a basis for valuing stocks.  By comparing its own valuations of individual companies to those of the market, the portfolio manager pinpoints companies whose prospects appear different from the consensus.

The  Worldwide  Fund also may use  derivatives,  such as futures and options.  A derivative is a contract  whose value is based on  performance  of an underlying financial  asset,  index  or  economic  measure.  The  Worldwide  Fund  may  use derivatives either as a substitute for taking a position in an underlying asset, to increase returns or as part of a hedging strategy.

The Worldwide Fund is nondiversified,  which means that a significant portion of the Fund's assets may be invested in the  securities of a single or small number of companies. Typically, the Fund holds approximately 30-40 common stocks.

The Fund is  actively  managed.  As such,  the  Fund  may  have  high  portfolio turnover. The portfolio turnover rate may exceed 100% per year.

The Adviser has selected  Gartmore  Global  Partners  ("GGP") as  subadviser  to manage the Worldwide Fund's portfolio on a day-to-day basis.

PRINCIPAL RISKS

The  Worldwide  Fund  cannot  guarantee  that it  will  achieve  its  investment objective.

As with any fund, the value of the Worldwide Fund's investments--and  therefore, the value of  Worldwide  Fund  shares--may  fluctuate.  These  changes may occur because of:

STOCK MARKET RISK - the Worldwide Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

SELECTION RISK - the portfolio  managers may select securities that underperform the stock market,  the Morgan Stanley Capital  International  (MSCI) World Index
(SM), or other funds with similar investment objectives and strategies.

NONDIVERSIFIED  FUND RISK - because the Worldwide Fund may hold larger positions in fewer securities than other funds, a single  security's  increase or decrease in value  may have a  greater  impact on the  Worldwide  Fund's  value and total return.

FOREIGN RISK - foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

DERIVATIVES  RISK - the  risk  of  disproportionately  increased  losses  and/or reduced opportunities for gains when the financial asset or measure to which the derivative is linked changes in unexpected ways.

PORTFOLIO  TURNOVER  - the  Worldwide  Fund may  engage in active  and  frequent trading of portfolio  securities.  A higher  portfolio  turnover rate  increases transaction  costs and as a result may  adversely  impact the  Worldwide  Fund's performance and may:

     o    increase share price volatility and
     o    result in additional tax consequences for Worldwide Fund shareholders.

If the value of the Worldwide Fund's investments goes down, you may lose money.

For additional  information regarding the above identified risks, see Section 2,
Fund Details:  Additional  Information about Investments,  Investment Techniques and Risks.

PERFORMANCE

Performance  information  is not available for the Worldwide  Fund because it is new.

FEES AND EXPENSES

This table  describes  the fees and  expenses  that you may pay when  buying and holding shares of the Worldwide Fund depending on the share class you select.

---------------------------------------------------------------------------------------------------------------------------------
                                                                  Fees and Expenses
------------------------------------------ ----------- ---------- ----------- ---------- -------------------- -------------------
                                           CLASS       CLASS       CLASS      CLASS      INSTITUTIONAL        INSTITUTIONAL
Shareholder Fees(Paid Directly From Your     A           B           C          R        SERVICE CLASS        CLASS
Investment)(1)                             SHARES      SHARES      SHARES     SHARES     SHARES               SHARES
------------------------------------------ ----------- ---------- ----------- ---------- -------------------- -------------------
Maximum Sales Charge(Load) imposed upon    5.75%(2)    None       None        None           None                None
purchases(as a percentage of offering
price)
------------------------------------------ ----------- ---------- ----------- ---------- -------------------- -------------------
Maximum Deferred Sales                     None(3)     5.00%(4)   1.00%(5)    None           None                None
Charge (Load)(as a percentage of offering
or sale price, whichever is less)
------------------------------------------ ----------- ---------- ----------- ---------- -------------------- -------------------
Redemption/Exchange Fee (as                2.00%       2.00%      2.00%       2.00%          2.00%               2.00%
a percentage of amount
redeemed or exchanged)(6)
------------------------------------------ ----------- ---------- ----------- ---------- -------------------- -------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES
THAT ARE
DEDUCTED FROM FUND ASSETS)(7)
------------------------------------------ ----------- ---------- ----------- ---------- -------------------- -------------------
Management Fees                            0.90%       0.90%      0.90%       0.90%          0.90%               0.90%
------------------------------------------ ----------- ---------- ----------- ---------- -------------------- -------------------
Distribution and/or Service                0.25%       1.00%      1.00%       0.50%          None                None
(12b-1) Fees
------------------------------------------ ----------- ---------- ----------- ---------- -------------------- -------------------
Other Expenses(8)                          0.42%       0.41%      0.41%       0.61%          0.51%               0.41%
------------------------------------------ ----------- ---------- ----------- ---------- -------------------- -------------------
TOTAL ANNUAL FUND OPERATING EXPENSES       1.57%       2.31%      2.31%       2.01%          1.41%               1.31%
------------------------------------------ ----------- ---------- ----------- ---------- -------------------- -------------------
LESS: AMOUNT OF FEE LIMITATIONS/EXPENSE    0.00%       0.00%      0.00%       0.00%          0.00%               0.00%
REIMBURSEMENTS(9)
------------------------------------------ ----------- ---------- ----------- ---------- -------------------- -------------------
NET ANNUAL FUND OPERATING EXPENSES         1.57%       2.31%      2.31%       2.01%          1.41%               1.31%
------------------------------------------ ----------- ---------- ----------- ---------- -------------------- -------------------

EXAMPLE

This  Example is  intended  to help you  compare  the cost of  investing  in the
Worldwide Fund with the cost of investing in other mutual funds.

The Example  assumes that you invest  $10,000 in the Worldwide Fund for the time periods  indicated and then sell all of your shares at the end of those periods.
It  assumes a 5%  return  each  year,  no change  in  expenses  and the  expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                          1 YEAR    3 YEARS
-------------------------------------- ---------- ----------
Class A shares*                             $726     $1,042
-------------------------------------- ---------- ----------
Class B shares                              $734     $1,021
-------------------------------------- ---------- ----------
Class C shares                              $334       $721
-------------------------------------- ---------- ----------
Class R shares                              $204       $630
-------------------------------------- ---------- ----------
Institutional Service Class shares          $144       $446
-------------------------------------- ---------- ----------
Institutional Class shares                  $133       $415
-------------------------------------- ---------- ----------

* Assumes a CDSC does not apply.

You would pay the following  expenses on the same investment if you did not sell your shares**:

                                          1 YEAR    3 YEARS
-------------------------------------- ---------- ----------
Class B shares                              $234       $721
-------------------------------------- ---------- ----------
Class C shares                              $234       $721
-------------------------------------- ---------- ----------

**  Expenses  paid on the same  investment  in Class A (unless  your  shares are subject to a CDSC  applicable  to purchases  of  $1,000,000  or more),  Class R,
Institutional  Service  Class and  Institutional  Class  shares  do not  change, whether or not you sell your shares.

The  Worldwide  Fund does not apply sales  charges on  reinvested  dividends and other  distributions.  If these sales charges (loads) were included,  your costs would be higher.

(1)  If  you  buy  and  sell  shares   through  a  broker  or  other   financial
     intermediary, the intermediary may charge a separate transaction fee.

(2)  The sales charge on  purchases  of Class A shares is reduced or  eliminated for  purchases  of $50,000 or more.  For more  information,  see Section 4,
     Investing with Aberdeen Funds: Choosing a Share Class--Reduction and Waiver
     of Class A and Class D Sales Charges.

(3)  A contingent deferred sales charge (CDSC) of up to 1% will apply to certain redemptions  of Class A shares if purchased  without  sales charges and for which a finders fee was paid. See Section 4, Investing with Aberdeen Funds:
     Purchasing Class A Shares without a Sales Charge.

(4)  A CDSC  beginning at 5% and  declining to 1% is charged if you sell Class B shares within six years after  purchase.  Class B shares convert to Class A shares after you have held them for seven years.  See Section 4,  Investing with Aberdeen Funds: Choosing a Share Class--Class B Shares.

(5)  A CDSC of 1% is charged  if you sell  Class C shares  within the first year after purchase.  See Section 4, Investing with Aberdeen  Funds:  Choosing a
     Share Class--Class C Shares.

(6)  A  redemption/exchange  fee of 2% applies to shares  redeemed or  exchanged within 90  calendar  days after the date they were  purchased.  This fee is intended to discourage  frequent trading of Fund shares that can negatively affect the Fund's  performance.  The fee does not apply to shares purchased through  reinvested  dividends,  or capital gains or shares held in certain omnibus  accounts or  retirement  plans that cannot  implement the fee. See
     Section 4,  Investing with Aberdeen  Funds:  Selling  Shares--Exchange  and
     Redemption Fees.

(7)  The "Annual Fund  Operating  Expenses"  are  annualized  expenses  based on anticipated  fees and expenses  payable by the Fund through the fiscal year ending October 31, 2008.

(8)  "Other  Expenses"  include other  ordinary  operating  expenses of the Fund including  administrative  services  fees which are  permitted  to be up to
     0.25%  with  respect to Class A, Class R and  Institutional  Service  Class
     shares. The full 0.25% in administrative  services fees is not reflected in
     "Other  Expenses"  at  this  time  because  the  Fund  does  not  currently anticipate selling its shares to intermediaries that charge the full amount permitted during the current fiscal year. The amount currently reflected in
     "Other  Expenses"  for  administrative  services  fees is 0.01% for Class A shares, 0.20% for Class R Shares and 0.10% for Institutional  Service Class
     Shares. If the maximum amount of administrative services fees were charged, the "Net Annual Fund Operating Expenses" would be higher.

(9)  The Trust and the Adviser  have entered  into a written  contract  limiting operating expenses to 1.57% for Class A, 2.32% for Class B, 2.32% for Class
     C, 1.82% for Class R, 1.32% for Institutional  Service Class, and 1.32% for
     Institutional Class at least through February 28, 2009. This limit excludes certain Fund  expenses,  including  any taxes,  interest,  brokerage  fees,
     short-sale   dividend  expenses,   Acquired  Fund  Fees  and  Expenses  and
     administrative  services  fees.  The Trust is  authorized  to reimburse the
     Adviser  for  management  fees  previously   limited  and/or  for  expenses
     previously paid by the Adviser,  provided,  however that any reimbursements must be paid at a date not more than three  years  after the fiscal year in which the  Adviser  limited the fees or  reimbursed  the  expenses  and the reimbursements  do not cause the Fund to exceed the expense  limitation  in the agreement at the time the expenses are waived.

SECTION 1 ABERDEEN CHINA OPPORTUNITIES FUND

OBJECTIVE

The China Fund seeks long-term capital appreciation.

PRINCIPAL STRATEGIES

As a non-fundamental policy, under normal circumstances,  the China Fund invests at least 80% of the  value of its net  assets  in  equity  securities  issued by companies  located in China (including Hong Kong). If the China Fund changes its
80% investment  policy, it will notify  shareholders at least 60 days before the change  and will  change  the name of the China  Fund.  A company  generally  is considered  to be  located  in China  if,  as  determined  by the  China  Fund's management:

     o    it is  organized  under the laws of China or Hong Kong or  maintains a principal office there;

     o    its securities trade principally in China or Hong Kong; or

     o    it  derives  at least 50% of its  revenue  or  earnings  from goods or services sold or produced in China or Hong Kong or has at least 50% of its assets  there.  The  portfolio  manager  currently  believes  such companies may be located primarily in Taiwan, Singapore and the United
          States.

The portfolio manager invests in securities of companies he believes:

     o    have the potential to deliver unexpected earnings and

     o    have prospects for earnings growth that the market has underestimated.

Just as  importantly,  the portfolio  manager  attempts to avoid companies whose earnings are likely to fall short of expectations.

The  portfolio  manager  assesses  the  valuation  and  growth  rates  both of a particular company and its market. He conducts  proprietary research in order to form an independent  perspective  that provides a basis for valuing  stocks.  By comparing his own valuations of individual companies to those of the market, the portfolio manager pinpoints  companies whose prospects appear different from the market's consensus.

The China Fund may invest without limit in the equity securities of companies of any size,  including small-cap and mid-cap companies.  Equity securities include common  stock,  preferred  stock,  securities  convertible  into common stock or securities  (or other  investments)  with  prices  linked to the value of common stocks,  foreign  investment  funds or  trusts  and  depository  receipts,  that represent an ownership interest in the issuer. The China Fund also may invest in equity-linked  notes. An equity-linked  note is a security whose  performance is generally  tied to a single  stock,  a stock  index or a basket of  stocks.  For purposes of the China Fund's 80% policy described above, equity-linked notes are classified  according to their underlying or referenced  security or securities.
The China Fund also may use  derivatives,  either as a  substitute  for taking a position in an  underlying  asset,  to increase  returns or as part of a hedging strategy.  A derivative is a contract  whose value is based on performance of an underlying financial asset, index or economic measure.

The  portfolio  manager  typically  sells a security  if it appears to no longer offer the potential for unexpected earnings.  The portfolio manager specifically monitors:

     o    earnings revisions and surprises;

     o    stock price performance; and

     o    any  information  indicating  a change in the  industry  or  franchise assessment of a company.

The Adviser has selected  Gartmore  Global  Partners  ("GGP") as  subadviser  to manage the China Fund's portfolio on a day-to-day basis.

PRINCIPAL RISKS

The China Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the China Fund's investments--and  therefore, the value of China Fund's shares--may fluctuate. These changes may occur because of:

STOCK MARKET RISK - the China Fund could lose value if the individual  stocks in which it invests or overall stock markets in which such stocks trade go down.

FOREIGN RISK - foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

GEOGRAPHIC RISK - concentrating  investments in China and Hong Kong subjects the
China Fund to additional risks, and may make it significantly more volatile than
geographically   diverse  mutual  funds.   Additional   risks   associated  with
investments in China and Hong Kong,  include exposure to currency  fluctuations, less liquidity, expropriation,  confiscatory taxation, nationalization, exchange control regulations (including currency blockage) and differing legal standards.
Inflation and rapid  fluctuations  in inflation and interest rates have had, and may continue to have negative effects on the economies and securities markets of
China  or Hong  Kong.  The  Chinese  government  could,  at any  time,  alter or discontinue economic reform programs implemented since 1978. Military conflicts, either in response to internal social unrest or conflicts with other  countries, are an ever present consideration. The adoption or continuation of protectionist trade  policies by one or more  countries  (including  the U.S.),  could lead to decreased  demand for Chinese products and have an adverse effect on the Chinese securities markets.

DEVELOPING MARKETS RISK - a magnification of the risks that apply to all foreign investments.  These risks are greater for  securities of companies in developing markets countries because the countries may have less stable  governments,  more volatile currencies and less established markets.

SELECTION RISK - the portfolio  manager may select  securities that underperform the stock market,  the Morgan  Stanley  Capital  International  (MSCI) Zhong Hua
Index (SM), or other funds with similar investment objectives and strategies.

DERIVATIVES  RISK - the  risk  of  disproportionately  increased  losses  and/or reduced opportunities for gains when the financial asset or measure to which the derivative is linked changes in unexpected ways.

SMALL- AND MID-CAP  SECURITIES  RISK - in general,  stocks of small- and mid-cap companies may be more volatile and less liquid than larger company stocks.

EQUITY-LINKED  NOTES - The China  Opportunities Fund may invest in equity-linked notes,  which are  generally  subject  to the same risks as the  foreign  equity securities  or the basket of  foreign  securities  they are linked to.  Upon the maturity of the note, the holder generally  receives a return of principal based on  the  capital  appreciation  of  the  linked  security(ies).  If  the  linked security(ies) declines in value, the note may return a lower amount at maturity.
The  trading  price of an  equity-linked  note also  depends on the value of the linked security(ies). Equity-linked notes involve further risks associated with:

     o    purchases and sales of notes,  including the possibility that exchange rate fluctuations may negatively affect the value of a note and

     o    the credit quality of the note's issuer.

Equity-linked notes are frequently secured by collateral. If an issuer defaults, the Fund would look to any underlying collateral to recover its losses.  Ratings of issuers of  equity-linked  notes refer only to the issuer's  creditworthiness and the related collateral. They provide no indication of the potential risks of the linked securities.

If the value of the China Fund's investments goes down, you may lose money.

For additional  information regarding the above identified risks, see Section 2,
Fund Details:  Additional  Information about Investments,  Investment Techniques and Risks.

PERFORMANCE

Performance information is not available for the China Fund because it is new.

FEES AND EXPENSES

This table  describes  the fees and  expenses  that you may pay when  buying and holding shares of the China Fund depending on the share class you select.

----------------------------------------------------------------------------------------------------------------------
                                                  Fees and Expenses
------------------------------- ---------- ----------- ----------- ---------- -------------------- -------------------
Shareholder Fees(Paid           CLASS      CLASS       CLASS       CLASS      INSTITUTIONAL        INSTITUTIONAL
Directly From Your                A          B           C           R        SERVICE CLASS        CLASS
Investment)(1)                  SHARES     SHARES      SHARES      SHARES     SHARES               SHARES
------------------------------- ---------- ----------- ----------- ---------- -------------------- -------------------
Maximum Sales Charge(Load)      5.75%(2)   None        None        None           None                 None
imposed upon purchases(as a
percentage of offering price)
------------------------------- ---------- ----------- ----------- ---------- -------------------- -------------------
Maximum Deferred Sales Charge   None(3)    5.00%(4)    1.00%(5)    None           None                 None
(Load)
(as a percentage
of offering or sale price,
whichever is less)
------------------------------- ---------- ----------- ----------- ---------- -------------------- -------------------
Redemption/Exchange Fee (as a   2.00%      2.00%       2.00%       2.00%          2.00%                2.00%
percentage of amount redeemed
or exchanged)(6)
------------------------------- ---------- ----------- ----------- ---------- -------------------- -------------------
ANNUAL FUND OPERATING
EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)(7)
------------------------------- ---------- ----------- ----------- ---------- -------------------- -------------------
Management Fees                 1.25%      1.25%       1.25%       1.25%          1.25%                1.25%
------------------------------- ---------- ----------- ----------- ---------- -------------------- -------------------
Distribution and/or Service     0.25%      1.00%       1.00%       0.50%          None                 None
(12b-1) Fees
------------------------------- ---------- ----------- ----------- ---------- -------------------- -------------------
Other Expenses(8)               0.42%      0.41%       0.41%       0.61%          0.41%                0.41%
------------------------------- ---------- ----------- ----------- ---------- -------------------- -------------------
TOTAL ANNUAL FUND OPERATING     1.92%      2.66%       2.66%       2.36%          1.66%                1.66%
EXPENSES
------------------------------- ---------- ----------- ----------- ---------- -------------------- -------------------
Less: Amount of Fee             0.04%      0.04%       0.04%       0.04%          0.04%                0.04%
Limitations/Expense
Reimbursements(9)
------------------------------- ---------- ----------- ----------- ---------- -------------------- -------------------
NET ANNUAL FUND OPERATING       1.88%      2.62%       2.62%       2.32%          1.62%                1.62%
EXPENSES
------------------------------- ---------- ----------- ----------- ---------- -------------------- -------------------

EXAMPLE

This  Example is intended to help you compare the cost of  investing in the Fund with the cost of investing in other mutual funds.

The Example  assumes  that you invest  $10,000 in the Fund for the time  periods indicated  and then  sell all of your  shares  at the end of those  periods.  It assumes a 5% return each year, no change in expenses and the expense limitations for one year only (if  applicable).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                          1 YEAR     3 YEARS
------------------------------------- ----------- -----------
Class A shares*                             $755      $1,140
------------------------------------- ----------- -----------
Class B shares                              $765      $1,123
------------------------------------- ----------- -----------
Class C shares                              $365        $823
------------------------------------- ----------- -----------
Class R shares                              $235        $733
------------------------------------- ----------- -----------
Institutional Service Class shares          $165        $520
------------------------------------- ----------- -----------
Institutional Class shares                  $165        $520
------------------------------------- ----------- -----------

* Assumes a CDSC does not apply.

You would pay the following  expenses on the same investment if you did not sell your shares**:

                                          1 YEAR     3 YEARS
------------------------------------- ----------- -----------
Class B shares                              $265        $823
------------------------------------- ----------- -----------
Class C shares                              $265        $823
------------------------------------- ----------- -----------

**  Expenses  paid on the same  investment  in Class A (unless  your  shares are subject to a CDSC  applicable  to purchases  of  $1,000,000  or more),  Class R,
Institutional  Service  Class and  Institutional  Class  shares  do not  change, whether or not you sell your shares.

The Fund  does not  apply  sales  charges  on  reinvested  dividends  and  other distributions. If these sales charges (loads) were included, your costs would be higher.

(1)  If  you  buy  and  sell  shares   through  a  broker  or  other   financial
     intermediary, the intermediary may charge a separate transaction fee.

(2)  The sales charge on  purchases  of Class A shares is reduced or  eliminated for  purchases  of $50,000 or more.  For more  information,  see Section 4,
     Investing with Aberdeen Funds: Choosing a Share Class--Reduction and Waiver
     of Class A Sales Charges.

(3)  A contingent deferred sales charge (CDSC) of up to 1% will apply to certain redemptions  of Class A shares if purchased  without  sales charges and for which a finders fee was paid. See Section 4, Investing with Aberdeen Funds:
     Purchasing Class A Shares without a Sales Charge.

(4)  A CDSC  beginning at 5% and  declining to 1% is charged if you sell Class B shares within six years after  purchase.  Class B shares convert to Class A shares after you have held them for seven years.  See Section 4,  Investing with Aberdeen Funds: Choosing a Share Class--Class B Shares.

(5)  A CDSC of 1% is charged  if you sell  Class C shares  within the first year after purchase.  See Section 4, Investing with Aberdeen  Funds:  Choosing a
     Share Class--Class C Shares.

(6)  A  redemption/exchange  fee of 2% applies to shares  redeemed or  exchanged within 90  calendar  days after the date they were  purchased.  This fee is intended to discourage  frequent trading of Fund shares that can negatively affect the Fund's  performance.  The fee does not apply to shares purchased through  reinvested  dividends  or capital  gains or shares held in certain omnibus  accounts or  retirement  plans that cannot  implement the fee. See
     Section 4,  Investing with Aberdeen  Funds:  Selling  Shares--Exchange  and
     Redemption Fees.

(7)  The "Annual Fund  Operating  Expenses"  are  annualized  expenses  based on anticipated  fees and expenses  payable by the Fund through the fiscal year ending October 31, 2008.

(8)  "Other  Expenses"  include other  ordinary  operating  expenses of the Fund including  administrative  services  fees which are  permitted  to be up to
     0.25%  with  respect to Class A, Class R and  Institutional  Service  Class
     shares. The full 0.25% in administrative  services fees is not reflected in
     "Other  Expenses"  at  this  time  because  the  Fund  does  not  currently anticipate selling its shares to intermediaries that charge the full amount permitted during the current fiscal year. The amount currently reflected in
     "Other  Expenses"  for  administrative  services  fees is 0.01% for Class A shares, 0.20% for Class R Shares and 0.00% for Institutional  Service Class
     Shares. If the maximum amount of administrative services fees were charged, the "Net Annual Fund Operating Expenses" would be higher.

(9)  The Trust and the Adviser  have entered  into a written  contract  limiting operating expenses to 1.87% for Class A, 2.62% for Class B, 2.62% for Class
     C, 2.12% for Class R, 1.62% for Institutional  Service Class, and 1.62% for
     Institutional Class at least through February 28, 2009. This limit excludes certain Fund  expenses,  including  any taxes,  interest,  brokerage  fees,
     short-sale   dividend  expenses,   Acquired  Fund  Fees  and  Expenses  and
     administrative  services  fees.  The Trust is  authorized  to reimburse the
     Adviser  for  management  fees  previously   limited  and/or  for  expenses
     previously paid by the Adviser,  provided,  however that any reimbursements must be paid at a date not more than three  years  after the fiscal year in which the  Adviser  limited the fees or  reimbursed  the  expenses  and the reimbursements  do not cause the Fund to exceed the expense  limitation  in the agreement at the time the expenses are waived.

SECTION 1 ABERDEEN DEVELOPING MARKETS FUND

OBJECTIVE

The  Developing  Markets  Fund  seeks  long-term  capital  growth  by  investing primarily  in equity  securities  of  companies  located  in  developing  market countries.

PRINCIPAL STRATEGIES

As a non-fundamental policy, under normal circumstances,  the Developing Markets
Fund  invests at least 80% of the value of its net  assets in equity  securities issued by companies that are located in, or that derive a significant portion of their earnings or revenues from, developing market countries.  If the Developing
Markets Fund changes the investment policy it will notify  shareholders at least
60 days  before  the  change  and will  change  the name of the  fund.  The Fund considers  a  developing  market  country to be a  developing  and low or middle income  country as identified by the  International  Finance  Corporation or the
World Bank.  Developing  market  countries may be found in regions such as Asia,
Latin America, Eastern Europe, the Middle East and Africa.

The Fund considers a company to be located in a developing market country when:

     o    they have their  principal  securities  trading market in a developing market country;

     o    alone or on a consolidated basis, derive 50% or more of annual revenue or assets from goods  produced,  sales made or services  performed  in developing market countries; or

     o    are  organized  under the laws of, and have a  principal  office in, a developing market country.

The Fund  emphasizes  companies  that the  portfolio  manager  believes have the potential  to deliver  unexpected  earnings.  The  portfolio  manager  looks for developing  markets that he believes  offer the  potential  for strong  economic growth,  and tries to avoid developing  markets he believes might be politically or  economically  unstable.  The  portfolio  manager  assesses the valuation and growth rates both of a particular company and of the developing market where the company is located. The portfolio manager conducts proprietary research in order to form an independent  perspective that provides a basis for valuing stocks. By comparing his own valuations of individual companies to those of the market, the portfolio manager pinpoints  companies whose prospects appear different from the market's consensus.

The equity  securities in which the  Developing  Markets Fund may invest include common  stock,  preferred  stock,  securities  convertible  into common stock or securities  (or other  investments)  with  prices  linked to the value of common stocks,  foreign  investment  funds or  trusts  and  depository  receipts,  that represent an ownership  interest in the issuer. The Developing Markets Fund also may use  derivatives,  such as futures and options.  A derivative  is a contract whose value is based on performance of an underlying  financial asset,  index or economic measure.  The Developing  Markets Fund may use derivatives  either as a substitute for taking a position in an underlying  asset, to increase returns or as part of a hedging strategy.

The  portfolio  manager  typically  sells a security  if it appears to no longer offer the potential for unexpected earnings.  The portfolio manager specifically monitors:

     o    earnings revisions and surprises;

     o    stock price performance; and

     o    any  information  indicating  a change in the  industry  or  franchise assessment of a company.

The Adviser has  selected GGP as  subadviser  to manage the  Developing  Markets
Fund's portfolio on a day-to-day basis.

PRINCIPAL RISKS

The Developing Markets Fund cannot guarantee that it will achieve its investment objective.

As with any fund,  the value of the Developing  Markets Fund's  investments--and therefore,  the value of Fund  shares--may  fluctuate.  These  changes may occur because of:

STOCK  MARKET  RISK - the  Developing  Markets  Fund  could  lose  value  if the individual  stocks in which it invests or  overall  stock  markets in which such stocks trade go down.

FOREIGN RISK - foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

DEVELOPING MARKETS RISK - a magnification of the risks that apply to all foreign investments.  These risks are greater for  securities of companies in developing market countries  because the countries may have less stable  governments,  more volatile currencies and less established markets.

SELECTION RISK - the portfolio  manager may select  securities that underperform the stock market,  the Morgan  Stanley  Capital  International  (MSCI)  Emerging
Markets  Index  (SM),  or other funds with  similar  investment  objectives  and strategies.

SMALL- AND MID-CAP  SECURITIES  RISK - in general,  stocks of small-and  mid-cap companies may be more volatile and less liquid than larger company stocks.

DERIVATIVES  RISK - the  risk  of  disproportionately  increased  losses  and/or reduced opportunities for gains when the financial asset to which the derivative is linked changes in unexpected ways.

If the value of the  Developing  Markets Fund's  investments  goes down, you may lose money.

For additional  information regarding the above identified risks, see Section 2,
Fund Details:  Additional  Information about Investments,  Investment Techniques and Risks.

PERFORMANCE

Performance information is not available for the Developing Markets Fund because it is new.

FEES AND EXPENSES

This table  describes  the fees and  expenses  that you may pay when  buying and holding shares of the  Developing  Markets Fund depending on the share class you select.

--------------------------------------------------------------------------------------------------------------------------------
                                                       Fees and Expenses
--------------------------------------------------------------------------------------------------------------------------------
                                           CLASS     CLASS      CLASS       CLASS       INSTITUTIONAL       INSTITUTIONAL
Shareholder Fees(Paid Directly From           A        B          C           R         SERVICE CLASS       CLASS
Your Investment)(1)                        SHARES    SHARES     SHARES      SHARES      SHARES              SHARES
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
Maximum Sales Charge(Load) imposed upon   5.75%(2)   None        None       None            None                None
purchases(as a percentage of offering
price)
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
Maximum Deferred Sales Charge (Load)      None(3)    5.00%(4)    1.00%(5)   None            None                None
(as a percentage of offering or sale
price, whichever is less)
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
Redemption/Exchange Fee (as a             2.00%      2.00%       2.00%      2.00%           2.00%               2.00%
percentage of amount redeemed or
exchanged)(6)
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND
ASSETS)(7)
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
Management Fees                           1.05%      1.05%       1.05%      1.05%           1.05%               1.05%
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
Distribution and/or Service (12b-1)       0.25%      1.00%       1.00%      0.50%           None                None
Fees
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
Other Expenses(8)                         0.49%      0.40%       0.40%      0.60%           0.40%               0.40%
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
TOTAL ANNUAL FUND OPERATING EXPENSES      1.79%      2.45%       2.45%      2.15%           1.45%               1.45%
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
Less: Amount of Fee Limitations/Expense   0.03%      0.03%       0.03%      0.03%           0.03%               0.03%
Reimbursements(9)
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------
NET ANNUAL FUND OPERATING EXPENSES        1.76%      2.42%       2.42%      2.12%           1.42%               1.42%
----------------------------------------- ---------- ----------- ---------- ----------- ------------------- --------------------

EXAMPLE

This  Example is intended to help you compare the cost of  investing in the Fund with the cost of investing in other mutual funds.

The Example  assumes  that you invest  $10,000 in the Fund for the time  periods indicated  and then  sell all of your  shares  at the end of those  periods.  It assumes a 5% return each year, no change in expenses and the expense limitations for one year only (if  applicable).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                  1 YEAR     3 YEARS
---------------------------------------------- ---------- -----------
Class A shares*                                     $744      $1,103
---------------------------------------------- ---------- -----------
Class B shares                                      $745      $1,061
---------------------------------------------- ---------- -----------
Class C shares                                      $345        $761
---------------------------------------------- ---------- -----------
Class R shares                                      $215        $670
---------------------------------------------- ---------- -----------
Institutional Service Class shares                  $145        $456
---------------------------------------------- ---------- -----------
Institutional Class shares                          $145        $456
---------------------------------------------- ---------- -----------

* Assumes a CDSC does not apply.

You would pay the following  expenses on the same investment if you did not sell your shares**:

                                                  1 YEAR     3 YEARS
---------------------------------------------- ---------- -----------
Class B shares                                      $245        $761
---------------------------------------------- ---------- -----------
Class C shares                                      $245        $761
---------------------------------------------- ---------- -----------

**  Expenses  paid on the same  investment  in Class A (unless  your  shares are subject to a CDSC  applicable  to purchases  of  $1,000,000  or more),  Class R,
Institutional  Service  Class and  Institutional  Class  shares  do not  change, whether or not you sell your shares.

The Fund  does not  apply  sales  charges  on  reinvested  dividends  and  other distributions. If these sales charges (loads) were included, your costs would be higher.

(1)  If  you  buy  and  sell  shares   through  a  broker  or  other   financial
     intermediary, the intermediary may charge a separate transaction fee.

(2)  The sales charge on  purchases  of Class A shares is reduced or  eliminated for  purchases  of $50,000 or more.  For more  information,  see Section 4,
     Investing with Aberdeen Funds: Choosing a Share Class--Reduction and Waiver
     of Class A Sales Charges.

(3)  A contingent deferred sales charge (CDSC) of up to 1% will apply to certain redemptions  of Class A shares if purchased  without  sales charges and for which a finders fee was paid. See Section 4, Investing with Aberdeen Funds:
     Purchasing Class A Shares without a Sales Charge.

(4)  A CDSC  beginning at 5% and  declining to 1% is charged if you sell Class B shares within six years after  purchase.  Class B shares convert to Class A shares after you have held them for seven years.  See Section 4,  Investing with Aberdeen Funds: Choosing a Share Class--Class B Shares.

(5)  A CDSC of 1% is charged  if you sell  Class C shares  within the first year after purchase.  See Section 4, Investing with Aberdeen  Funds:  Choosing a
     Share Class--Class C Shares.

(6)  A  redemption/exchange  fee of 2% applies to shares  redeemed or  exchanged within 90  calendar  days after the date they were  purchased.  This fee is intended to discourage  frequent trading of Fund shares that can negatively affect the Fund's  performance.  The fee does not apply to shares purchased through  reinvested  dividends  or capital  gains or shares held in certain omnibus  accounts or  retirement  plans that cannot  implement the fee. See
     Section 4,  Investing with Aberdeen  Funds:  Selling  Shares--Exchange  and
     Redemption Fees.

(7)  The "Annual Fund  Operating  Expenses"  are  annualized  expenses  based on anticipated  fees and expenses  payable by the Fund through the fiscal year ending October 31, 2008.

(8)  "Other  Expenses"  include other  ordinary  operating  expenses of the Fund including  administrative  services  fees which are  permitted  to be up to
     0.25%  with  respect to Class A, Class R and  Institutional  Service  Class
     shares. The full 0.25% in administrative  services fees is not reflected in
     "Other  Expenses"  at  this  time  because  the  Fund  does  not  currently anticipate selling its shares to intermediaries that charge the full amount permitted during the current fiscal year. The amount currently reflected in
     "Other  Expenses"  for  administrative  services  fees is 0.09% for Class A shares, 0.20% for Class R Shares and 0.00% for Institutional  Service Class
     Shares. If the maximum amount of administrative services fees were charged, the "Net Annual Fund Operating Expenses" would be higher.

(9)  The Trust and the Adviser  have entered  into a written  contract  limiting operating expenses to 1.67% for Class A, 2.42% for Class B, 2.42% for Class
     C, 1.92% for Class R, 1.42% for Institutional  Service Class, and 1.42% for
     Institutional Class at least through February 28, 2009. This limit excludes certain Fund  expenses,  including  any taxes,  interest,  brokerage  fees,
     short-sale   dividend  expenses,   Acquired  Fund  Fees  and  Expenses  and
     administrative  services  fees.  The Trust is  authorized  to reimburse the
     Adviser  for  management  fees  previously   limited  and/or  for  expenses
     previously paid by the Adviser,  provided,  however that any reimbursements must be paid at a date not more than three  years  after the fiscal year in which the  Adviser  limited the fees or  reimbursed  the  expenses  and the reimbursements  do not cause the Fund to exceed the expense  limitation  in the agreement at the time the expenses are waived.

SECTION 1 ABERDEEN INTERNATIONAL EQUITY FUND

OBJECTIVE

The  International  Equity  Fund seeks  long-term  capital  growth by  investing primarily in equity securities of companies located in Europe, Australasia,  the
Far East and other regions, including developing countries.

PRINCIPAL STRATEGIES

As a  non-fundamental  policy,  under normal  circumstances,  the  International
Equity  Fund  invests  at least  80% of the  value of its net  assets  in equity securities issued by companies that are located in, or that derive a significant portion of their  earnings or revenues  from, a number of  countries  around the world other than the United States. Some of these countries may be considered to be developing market countries. If the International Equity Fund changes its 80%
investment  policy,  it will  notify  shareholders  at least 60 days  before the change  and  will  change  the  name  of  the  International  Equity  Fund.  The
International Equity Fund employs a growth style of investing,  which emphasizes companies  that the  portfolio  managers  believe have the  potential to deliver
unexpected  earnings.   Generally,  the  Fund's  management  invests  in  equity
securities that management  believes have above-average rates of earnings growth and which may therefore experience above average increases in stock price.

The  portfolio  managers  look for foreign  markets that they believe  offer the potential for strong economic growth,  and assess the valuation and growth rates both of a  particular  company  and of the market  where the company is located.
They conduct  proprietary  research in order to form an independent  perspective that provides a basis for valuing  stocks.  By comparing their own valuations of individual  companies to those of the market,  the portfolio  managers  pinpoint companies whose prospects appear different from the market's consensus.

The equity securities in which the International  Equity Fund may invest include common  stock,  preferred  stock,  securities  convertible  into common stock or securities  (or other  investments)  with  prices  linked to the value of common stocks,  foreign  investment  funds or  trusts  and  depository  receipts,  that represent an ownership  interest in the issuer.  The  International  Equity Fund also may use  derivatives,  such as  futures  and  options.  A  derivative  is a contract whose value is based on performance of an underlying  financial  asset, index or economic  measure.  The  International  Equity Fund may use derivatives either as a substitute for taking a position in an underlying asset, to increase returns or as part of a hedging strategy.

The Adviser has selected GGP as  subadviser to manage the  International  Equity
Fund's portfolio on a day-to-day basis.

PRINCIPAL RISKS

The  International  Equity  Fund  cannot  guarantee  that  it will  achieve  its investment objective.

As with any fund, the value of the International Equity Fund's  investments--and therefore,  the value of International Equity Fund shares--may fluctuate.  These changes may occur because of:

STOCK  MARKET  RISK - the  International  Equity  Fund  could  lose value if the individual  stocks in which it invests or  overall  stock  markets in which such stocks trade go down.

FOREIGN RISK - foreign securities may be more volatile, harder to price and less liquid than U.S. securities.

DEVELOPING MARKETS RISK - a magnification of the risks that apply to all foreign investments.  These risks are greater for  securities of companies in developing market countries  because the countries may have less stable  governments,  more volatile currencies and less established markets.

SELECTION RISK - the portfolio  managers may select securities that underperform the stock market,  the Morgan Stanley Capital  International  (MSCI) All Country
World ex U.S. Index (SM), or other funds with similar investment  objectives and strategies.

SMALL- AND MID-CAP  SECURITIES  RISK - in general,  stocks of small-and  mid-cap companies may be more volatile and less liquid than larger company stocks.

DERIVATIVES  RISK - the  risk  of  disproportionately  increased  losses  and/or reduced opportunities for gains when the financial asset or measure to which the derivative is linked changes in unexpected ways.

GROWTH  STYLE  RISK - over  time a growth  investing  style may go in and out of favor,  causing the International  Equity Fund to sometimes  underperform  other equity funds that use different investing styles.

If the value of the International  Equity Fund's  investments goes down, you may lose money.

For additional  information regarding the above identified risks, see Section 2,
Fund Details:  Additional  Information about Investments,  Investment Techniques and Risks.

PERFORMANCE

Performance  information  is not  available  for the  International  Equity Fund because it is new.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay when buying and holding shares of the International
Equity Fund depending on the share class you select.
----------------------------------------------------------------------------------------------------------------------
                                                  Fees and Expenses
----------------------------------------------------------------------------------------------------------------------
Shareholder Fees(Paid           CLASS      CLASS       CLASS      CLASS       INSTITUTIONAL        INSTITUTIONAL
Directly From Your                A          B           C          R         SERVICE CLASS        CLASS
Investment)(1)                  SHARES     SHARES      SHARES     SHARES      SHARES               SHARES
------------------------------- ---------- ----------- ----------- ---------- -------------------- -------------------
Maximum Sales Charge(Load)      5.75%(2)   None        None        None           None                 None
imposed upon purchases(as a
percentage of offering price)
------------------------------- ---------- ----------- ----------- ---------- -------------------- -------------------
Maximum Deferred Sales Charge   None(3)    5.00%(4)    1.00%(5)    None           None                 None
(Load)
(as a percentage of offering
or sale price, whichever is
less)
------------------------------- ---------- ----------- ----------- ---------- -------------------- -------------------
Redemption/Exchange Fee (as a   2.00%      2.00%       2.00%       2.00%          2.00%                2.00%
percentage of amount redeemed
or exchanged)(6)
------------------------------- ---------- ----------- ----------- ---------- -------------------- -------------------
ANNUAL FUND OPERATING
EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)(7)
------------------------------- ---------- ----------- ----------- ---------- -------------------- -------------------
Management Fees                 0.90%      0.90%       0.90%       0.90%          0.90%                0.90%
------------------------------- ---------- ----------- ----------- ---------- -------------------- -------------------
Distribution and/or Service     0.25%      1.00%       1.00%       0.50%          None                 None
(12b-1) Fees
------------------------------- ---------- ----------- ----------- ---------- -------------------- -------------------
Other Expenses(8)               0.46%      0.38%       0.38%       0.58%          0.38%                0.38%
------------------------------- ---------- ----------- ----------- ---------- -------------------- -------------------
TOTAL ANNUAL FUND OPERATING     1.61%      2.28%       2.28%       1.98%          1.28%                1.28%
EXPENSES
------------------------------- ---------- ----------- ----------- ---------- -------------------- -------------------
Less: Amount of Fee             0.04%      0.04%       0.04%       0.04%          0.04%                0.04%
Limitations/ Expense
Reimbursements(9)
------------------------------- ---------- ----------- ----------- ---------- -------------------- -------------------
NET ANNUAL FUND OPERATING       1.57%      2.24%       2.24%       1.94%          1.24%                1.24%
EXPENSES
------------------------------- ---------- ----------- ----------- ---------- -------------------- -------------------

EXAMPLE

This  Example is  intended  to help you  compare  the cost of  investing  in the
International Equity Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the International Equity Fund for the time periods  indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                               1 YEAR    3 YEARS
------------------------------------------- ---------- ----------
Class A shares*                                  $726     $1,050
------------------------------------------- ---------- ----------
Class B shares                                   $727     $1,009
------------------------------------------- ---------- ----------
Class C shares                                   $327       $709
------------------------------------------- ---------- ----------
Class R shares                                   $197       $618
------------------------------------------- ---------- ----------
Institutional Service Class shares               $126       $402
------------------------------------------- ---------- ----------
Institutional Class shares                       $126       $402
------------------------------------------- ---------- ----------

* Assumes a CDSC does not apply.

You would pay the following  expenses on the same investment if you did not sell your shares**:

                                               1 YEAR    3 YEARS
------------------------------------------- ---------- ----------
Class B shares                                   $227       $709
------------------------------------------- ---------- ----------
Class C shares                                   $227       $709
------------------------------------------- ---------- ----------

**  Expenses  paid on the same  investment  in Class A (unless  your  shares are subject  to a CDSC  applicable  to  purchases  $1,000,000  or  more),  Class  R,
Institutional  Service  Class and  Institutional  Class  shares  do not  change, whether or not you sell your shares.

The  International  Equity  Fund  does not apply  sales  charges  on  reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

(1)  If  you  buy  and  sell  shares   through  a  broker  or  other   financial
     intermediary, the intermediary may charge a separate transaction fee.

(2)  The sales charge on  purchases  of Class A shares is reduced or  eliminated for  purchases  of $50,000 or more.  For more  information,  see Section 4,
     Investing with Aberdeen Funds: Choosing a Share Class--Reduction and Waiver
     of Class A Sales Charges.

(3)  A contingent deferred sales charge (CDSC) of up to 1% will apply to certain redemptions  of Class A shares if purchased  without  sales charges and for which a finders fee was paid. See Section 4, Investing with Aberdeen Funds:
     Purchasing Class A Shares without a Sales Charge.

(4)  A CDSC  beginning at 5% and  declining to 1% is charged if you sell Class B shares within six years after  purchase.  Class B shares convert to Class A shares after you have held them for seven years.  See Section 4,  Investing with Aberdeen Funds: Choosing a Share Class--Class B Shares.

(5)  A CDSC of 1% is charged  if you sell  Class C shares  within the first year after purchase.  See Section 4, Investing with Aberdeen  Funds:  Choosing a
     Share Class--Class C Shares.

(6)  A  redemption/exchange  fee of 2% applies to shares  redeemed or  exchanged within 90  calendar  days after the date they were  purchased.  This fee is intended to discourage  frequent trading of Fund shares that can negatively affect the Fund's  performance.  The fee does not apply to shares purchased through  reinvested  dividends  or capital  gains or shares held in certain omnibus  accounts or  retirement  plans that cannot  implement the fee. See
     Section 4,  Investing with Aberdeen  Funds:  Selling  Shares--Exchange  and
     Redemption Fees.

(7)  The "Annual Fund  Operating  Expenses"  are  annualized  expenses  based on anticipated  fees and expenses  payable by the Fund through the fiscal year ending October 31, 2008.

(8)  "Other  Expenses"  include other  ordinary  operating  expenses of the Fund including  administrative  services  fees which are  permitted  to be up to
     0.25%  with  respect to Class A, Class R and  Institutional  Service  Class
     shares. The full 0.25% in administrative  services fees is not reflected in
     "Other  Expenses"  at  this  time  because  the  Fund  does  not  currently anticipate selling its shares to intermediaries that charge the full amount permitted during the current fiscal year. The amount currently reflected in
     "Other  Expenses"  for  administrative  services  fees is 0.08% for Class A shares, 0.20% for Class R Shares and 0.00% for Institutional  Service Class
     Shares. If the maximum amount of administrative services fees were charged, the "Net Annual Fund Operating Expenses" would be higher.

(9)  The Trust and the Adviser  have entered  into a written  contract  limiting operating expenses to 1.49% for Class A, 2.24% for Class B, 2.24% for Class
     C, 1.74% for Class R, 1.24% for Institutional  Service Class, and 1.24% for
     Institutional Class at least through February 28, 2009. This limit excludes certain Fund  expenses,  including  any taxes,  interest,  brokerage  fees,
     short-sale   dividend  expenses,   Acquired  Fund  Fees  and  Expenses  and
     administrative  services  fees.  The Trust is  authorized  to reimburse the
     Adviser  for  management  fees  previously   limited  and/or  for  expenses
     previously paid by the Adviser,  provided,  however that any reimbursements must be paid at a date not more than three  years  after the fiscal year in which the  Adviser  limited the fees or  reimbursed  the  expenses  and the reimbursements  do not cause the Fund to exceed the expense  limitation  in the agreement at the time the expenses are waived.

SECTION 1 ABERDEEN HEDGED CORE EQUITY FUND

OBJECTIVE

The Hedged Core Equity Fund seeks long-term capital appreciation.

PRINCIPAL STRATEGIES

Under normal circumstances,  the Hedged Core Equity Fund will have both long and short  positions  in equity  securities,  primarily  common  stocks of large-cap companies  that are organized  under the laws of the United  States,  have their principal  places of  business  in the United  States,  or whose stock is traded primarily in the United States. The Hedged Core Equity Fund pursues a long/short strategy in which the  portfolio  manager  targets an  allocation of 100-130% in long positions and 0-30% in short sales as a percentage of net assets, generally resulting  in a target  net (i.e.,  combined  long and  short)  equity  exposure position of 100%.  The amount of the target net position will vary  according to market opportunities.  When the Fund has a long position, the Fund actually owns a security in  anticipation  that its price will increase.  In a short sale, the
Fund sells a security that it does not own and,  therefore,  borrows to complete the sale. A short sale is done in  anticipation  of purchasing the same security at a later date at a lower  price.  As a  non-fundamental  policy,  under normal circumstances,  the Hedged Core Equity Fund invests at least 80% of the value of its net assets in equity securities.  If the Hedged Core Equity Fund changes its
80% investment  policy, it will notify  shareholders at least 60 days before the change and change the name of the Hedged Core Equity Fund.

The Hedged Core Equity Fund seeks to  capitalize on  opportunities  presented by changing  market  environments.  The Hedged  Core  Equity  Fund seeks to buy the highest returning  securities and short the weakest returning  securities in the current market environment as determined by quantitative techniques incorporated into a multi-factor  model. This model attempts to capitalize on the theory that the financial markets are dynamic and investment  opportunities  vary over time.
The Hedged Core Equity Fund  attempts to benefit  from stock  pricing  anomalies based on various factors, such as:

     o    book-to-price ratio;

     o    earnings revisions;

     o    earnings quality;

     o    price momentum; and

     o    cash flow  changes  through its purchase of long  positions  and short positions.

Portfolio  optimization is used to build a risk  controlled  portfolio by buying the highest ranking stocks and shorting the lowest ranking stocks from the model while  adhering to various risk  constraints.  The portfolio  will  generally be rebalanced on a monthly basis. The expected  turnover rate for this portfolio is expected to be 150-200% per year under normal market conditions.

With a long position,  the Hedged Core Equity Fund  purchases a stock  outright;
with a short position, the Hedged Core Equity Fund sells a security that it does not own and must borrow the  security  to meet its  settlement  obligations.  To complete the short-sale  transaction,  the Hedged Core Equity Fund buys the same stock in the market and  returns it to the  lender.  The Hedged Core Equity Fund makes  money if the market  price of the stock  goes down after the short  sale.
Conversely,  if the price of the stock goes up after the short sale,  the Hedged
Core Equity Fund will lose money because it will have to pay more to replace the borrowed  stock than it received when it sold the stock short.  Short  positions may be used to hedge  against the  volatility of the long portion of the overall portfolio  and/or to garner  returns from  declines in  securities  prices.  The
Hedged  Core  Equity  Fund  may  take  long  and  short  positions  in the  same sector/industry.  While the Hedged Core  Equity  Fund's  securities  may be held either long or short,  no  security  will at the same time be held both long and short.

The  equity  securities  in which  the Fund may  invest  include  common  stock, preferred  stock,  securities  convertible  into common stock or securities  (or other  investments) with prices linked to the value of common stocks. The Hedged
Core  Equity  Fund may also  engage in  securities  lending in order to generate additional income. The Fund may also utilize derivatives,  contracts whose value is based on the  performance  of the  underlying  asset,  including  options  on futures, to hedge positions,  leverage positions or generate income.  Leveraging is the use of borrowed assets to make additional  investments.  In addition, the
Hedged Core Equity Fund may invest in exchange-traded funds.

PRINCIPAL RISKS

The Hedged Core Equity Fund cannot guarantee that it will achieve its investment objective.

As with any fund,  the value of the Hedged Core Equity  Fund's  investments--and therefore,  the value of Hedged Core Equity Fund  shares--may  fluctuate.  These changes may occur because of:

STOCK  MARKET  RISK -  individual  stocks,  as well as  stock  markets  overall, fluctuate in value considerably. The Hedged Core Equity Fund could lose value if the stocks in which it maintains  long positions go down, or if the stocks which the Hedged Core Equity Fund sells short increase in value.

STRATEGY  RISK - The strategy  used by the Hedged Core Equity  Fund's  portfolio manager may fail to produce the intended result.  There is no guarantee that the use of long and short  positions will succeed in limiting the Hedged Core Equity
Fund's  exposure to stock market  movements,  capitalization,  sector  swings or other risk factors. The strategy used by the Hedged Core Equity Fund's portfolio manager involves complex  securities  transactions  that involve risks different from those involved with direct  investment in equity  securities.  As a result, the Hedged Core Equity Fund is intended for  investors  who are able to maintain their  investment  over a longer  term  and are  willing  to  assume  the  risks associated with this type of fund.

SHORT  SALES  RISK - the risk that the price of the  security  sold  short  will increase  in value  between  the time of the short  sale and the time the Hedged
Core Equity Fund must purchase the security to return it to the lender.

LEVERAGE  RISK - the use of  leverage  may  exaggerate  changes in the net asset value  ("NAV") of Hedged Core  Equity  Fund shares and thus result in  increased volatility  of  returns.  The amount that the Hedged Core Equity Fund must repay may  fluctuate  due to market  forces,  and the Hedged Core Equity Fund's assets that are used as  collateral to secure the leverage may decrease in value during the time the leverage  exposure is  outstanding,  which would require the Hedged
Core Equity Fund to use its other  assets to make up a shortfall in the value of the collateral.  Leverage will create interest and other expenses for the Hedged
Core Equity Fund which can exceed the income from the assets  purchased with the leverage and thus reduce overall Hedged Core Equity Fund returns.

DERIVATIVES RISK - derivatives can disproportionately increase losses and reduce opportunities  for gains when the  security  prices,  interest  rates,  currency values or other such measures underlying  derivatives change in unexpected ways.
They also present default risks if the  counterparty  to a derivatives  contract fails to fulfill its obligations to the Hedged Core Equity Fund.

SECURITIES  LENDING  RISK - the  risk  that  the  loaned  securities  may not be returned if the borrower or the lending agent  defaults.  The collateral is also subject to the risks of the securities in which it is invested.

EXCHANGE-TRADED   FUNDS   RISK  -  the  risk   associated   with  a   particular
exchange-traded fund (ETF) corresponds closely to the risk of the asset subclass the Hedged Core Equity Fund is tracking. An ETF will perform well when the index it tracks is making  gains,  but may perform  poorly when that index is falling.
The  Hedged  Core  Equity  Fund will also bear a pro rata  portion  of the ETF's expenses. In addition, some ETFs are more thinly traded than others, which could make it difficult to sell at the desired price, especially in a market downturn.

PORTFOLIO  TURNOVER  - the  Hedged  Core  Equity  Fund may  engage in active and frequent  trading of portfolio  securities.  A higher  portfolio  turnover  rate increases transaction costs and as a result may adversely impact the Hedged Core
Equity Fund's performance and may:

     o    increase share price volatility and

     o    result in  additional  tax  consequences  for Hedged  Core Equity Fund shareholders.

If the value of the Hedged Core Equity  Fund's  investments  goes down,  you may lose money.

For additional  information regarding the above identified risks, see Section 2,
Fund Details:  Additional  Information about Investments,  Investment Techniques and Risks.

PERFORMANCE

Performance information is not available for the Hedged Core Equity Fund because it is new.

FEES AND EXPENSES

This table  describes  the fees and  expenses  that you may pay when  buying and holding  shares of the Hedged Core Equity Fund  depending on the share class you select.

------------------------------------------------------------------------------------------------------------------------------
                                                      Fees and Expenses
---------------------------------- ------------- ----------- ----------- ---------- --------------------- --------------------
                                   CLASS         CLASS       CLASS       CLASS      INSTITUTIONAL         INSTITUTIONAL
Shareholder Fees(Paid Directly       A             B           C           R        SERVICE               CLASS
From Your Investment)(1)           SHARES        SHARES      SHARES      SHARES     CLASS SHARES          SHARES
---------------------------------- ------------- ----------- ----------- ---------- --------------------- --------------------
Maximum Sales Charge(Load)         5.75%(2)      None        None        None          None                  None
imposed upon purchases(as a
percentage of offering price)
---------------------------------- ------------- ----------- ----------- ---------- --------------------- --------------------
Maximum Deferred Sales Charge      None(3)       5.00%(4)    1.00%(5)    None          None                  None
(Load) (as a percentage of
offering or sale price,
whichever is less)
---------------------------------- ------------- ----------- ----------- ---------- --------------------- --------------------
Redemption/Exchange Fee (as a      2.00%         2.00%       2.00%       2.00%         2.00%                 2.00%
percentage of amount redeemed or
exchanged)(6)
---------------------------------- ------------- ----------- ----------- ---------- --------------------- --------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM
FUND ASSETS)(7)
---------------------------------- ------------- ----------- ----------- ---------- --------------------- --------------------
Management Fees                    1.25%         1.25%       1.25%       1.25%         1.25%                 1.25%
---------------------------------- ------------- ----------- ----------- ---------- --------------------- --------------------
Distribution and/or Service        0.25%         1.00%       1.00%       0.50%         None                  None
(12b-1) Fees
---------------------------------- ------------- ----------- ----------- ---------- --------------------- --------------------
Other Expenses(8)
---------------------------------- ------------- ----------- ----------- ---------- --------------------- --------------------
Short-sale dividend expenses (9)   0.54%         0.54%       0.54%       0.54%         0.54%                 0.54%
---------------------------------- ------------- ----------- ----------- ---------- --------------------- --------------------
Remainder of other expenses        0.27%         0.27%       0.27%       0.47%         0.27%                 0.27%
---------------------------------- ------------- ----------- ----------- ---------- --------------------- --------------------
Total of other expenses            0.81%         0.81%       0.81%       1.01%         0.81%                 0.81%
---------------------------------- ------------- ----------- ----------- ---------- --------------------- --------------------
TOTAL ANNUAL FUND OPERATING        2.31%         3.06%       3.06%       2.76%         2.06%                 2.06%
EXPENSES
---------------------------------- ------------- ----------- ----------- ---------- --------------------- --------------------
Less Amount of Fee Limitations/    0.00%         0.00%       0.00%       0.00%         0.00%                 0.00%
Expense Reimbursements(10)
---------------------------------- ------------- ----------- ----------- ---------- --------------------- --------------------
NET ANNUAL FUND OPERATING          2.31%         3.06%       3.06%       2.76%         2.06%                 2.06%
EXPENSES
---------------------------------- ------------- ----------- ----------- ---------- --------------------- --------------------

EXAMPLE

This Example is intended to help you compare the cost of investing in the Hedged
Core Equity Fund with the cost of investing in other mutual funds.

The Example  assumes that you invest  $10,000 in the Hedged Core Equity Fund for the time periods  indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                               1 YEAR   3 YEARS

Class A shares*                                  $796    $1,255
-------------------------------------------  --------  --------
Class B shares                                   $809    $1,245
-------------------------------------------  --------  --------
Class C shares                                   $409      $945
-------------------------------------------  --------  --------
Class R shares                                   $279      $856
-------------------------------------------  --------  --------
Institutional Service Class shares               $209      $646
-------------------------------------------  --------  --------
Institutional Class shares                       $209      $646
-------------------------------------------  --------  --------

* Assumes a CDSC does not apply.

You would pay the following  expenses on the same investment if you did not sell your shares**:

                                               1 YEAR   3 YEARS

Class B shares                                   $309      $945
-------------------------------------------  --------  --------
Class C shares                                   $309      $945
-------------------------------------------  --------  --------

**  Expenses  paid on the same  investment  in Class A (unless  your  shares are subject to a CDSC  applicable  to purchases  of  $1,000,000  or more),  Class R,
Institutional  Service  Class and  Institutional  Class  shares  do not  change, whether or not you sell your shares.

The Hedged Core Equity Fund does not apply sales charges on reinvested dividends and other  distributions.  If these sales charges  (loads) were  included,  your costs would be higher.

(1)  If  you  buy  and  sell  shares   through  a  broker  or  other   financial
     intermediary, the intermediary may charge a separate transaction fee.

(2)  The sales charge on  purchases  of Class A shares is reduced or  eliminated for  purchases  of $50,000 or more.  For more  information,  see Section 4,
     Investing with Aberdeen Funds: Choosing a Share Class--Reduction and Waiver
     of Class A Sales Charges.

(3)  A  contingent  deferred  sales  charge  (CDSC) of up to 1.00% will apply to certain  redemptions  of Class A shares if purchased  without sales charges and for which a  finder's  fee was paid.  See  Section  4,  Investing  with
     Aberdeen Funds: Choosing a Share Class--Purchasing Class A Shares without a
     Sales Charge.

(4)  A CDSC  beginning at 5% and  declining to 1% is charged if you sell Class B shares within six years after  purchase.  Class B shares convert to Class A shares after you have held them for seven years.  See Section 4,  Investing with Aberdeen Funds: Choosing a Share Class--Class B Shares.

(5)  A CDSC of 1% is charged  if you sell  Class C shares  within the first year after purchase.  See Section 4, Investing with Aberdeen  Funds:  Choosing a
     Share Class--Class C Shares.

(6)  A redemption/exchange  fee of 2.00% applies to shares redeemed or exchanged within 90  calendar  days after the date they were  purchased.  This fee is intended to discourage  frequent trading of Fund shares that can negatively affect the Fund's  performance.  The fee does not apply to shares purchased through  reinvested  dividends  or capital  gains or shares held in certain omnibus  accounts or  retirement  plans that cannot  implement the fee. See
     Section 4,  Investing with Aberdeen  Funds:  Selling  Shares--Exchange  and
     Redemption Fees.

(7)  The "Annual Fund  Operating  Expenses"  are  annualized  expenses  based on anticipated  fees and expenses  payable by the Fund through the fiscal year ending October 31, 2008.

(8)  "Other  Expenses"  include other  ordinary  operating  expenses of the Fund including  administrative  services  fees which are  permitted  to be up to
     0.25%  with  respect to Class A, Class R and  Institutional  Service  Class
     shares. The full 0.25% in administrative  services fees is not reflected in
     "Other  Expenses"  at  this  time  because  the  Fund  does  not  currently anticipate selling its shares to intermediaries that charge the full amount permitted during the current fiscal year. The amount currently reflected in
     "Other  Expenses"  for  administrative  services  fees is 0.00% for Class A shares, 0.20% for Class R Shares and 0.00% for Institutional  Service Class
     Shares. If the maximum amount of administrative services fees were charged, the "Net Annual Fund Operating Expenses" would be higher.

(9)  The Fund's  principal  investment  strategies  include  selling  securities short.  When a cash  dividend is declared on a security  for which the Fund has a short position, the Fund incurs the obligation to pay an amount equal to  that  dividend  to the  lender  of the  shorted  security  ("short-sale dividend expense"), and this obligation must be disclosed as a Fund expense under "Total of Other Expenses" and "Total Annual Fund Operating Expenses."
     However,  any such dividend on a security sold short generally  reduces the market value of the shorted security, thus increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on its short-sale transaction.

(10) The Trust and the Adviser  have entered  into a written  contract  limiting operating expenses to 1.90% for Class A, 2.65% for Class B, 2.65% for Class
     C, 2.15% for Class R, 1.65% for Institutional  Service Class, and 1.65% for
     Institutional Class at least through February 28, 2009. This limit excludes certain Fund  expenses,  including  any taxes,  interest,  brokerage  fees,
     short-sale   dividend  expenses,   Acquired  Fund  Fees  and  Expenses  and
     administrative  services  fees.  The Trust is  authorized  to reimburse the
     Adviser  for  management  fees  previously   limited  and/or  for  expenses
     previously paid by the Adviser,  provided,  however that any reimbursements must be paid at a date not more than three  years  after the fiscal year in which the  Adviser  limited the fees or  reimbursed  the  expenses  and the reimbursements  do not cause the Fund to exceed the expense  limitation  in the agreement at the time the expenses are waived.

SECTION 1 ABERDEEN MARKET NEUTRAL FUND

OBJECTIVE

The Market Neutral Fund seeks to provide long-term  capital  appreciation from a broadly  diversified  portfolio of U.S.  stocks while  neutralizing  the general risks associated with stock market investing.

PRINCIPAL STRATEGIES

The Market  Neutral  Fund  seeks to  achieve  its  objective  regardless  of the direction of the market through the purchase and short sale of equity securities of U.S.  companies.  Equity  securities  include common stock,  preferred stock, securities  convertible  into common stock or securities (or other  instruments)
with prices linked to the value of common stocks.  The Market Neutral Fund takes long  positions in common  stocks of companies  that the Market  Neutral  Fund's management  believes will  outperform the market.  In a long position,  the Fund
actually   owns  the  security  that  it   anticipates   the  price  will  rise.
Simultaneously,  the Market  Neutral  Fund  intends to engage in short  sales of stocks that the  portfolio  manager  believes will  underperform  the market and decline in value.  A short sale is the  selling of a security  the Fund does not own and,  therefore,  the Fund must borrow to complete the sale, in anticipation of  purchasing  the same  security at a later date at a lower price.  The Market
Neutral  Fund uses a multi-cap  and  multi-style  approach,  meaning that it may invest across different industries,  sectors and market  capitalization  levels, targeting  both growth style and value style types of companies.  A growth style is a style of investing in equity  securities of companies the Fund's management believes have  above-average  rates of earnings  growth and which  therefore may experience  above-average  increases in stock price. A value style is a style of
investing  in  equity  securities  that  the  Fund's  management   believes  are
undervalued,  which  means  that  their  prices  are less than  Fund  management believes  they  are  worth,  based  on  such  factors  as  price-to-book  ratio, price-to-earnings  ratio and cash flow. Companies issuing such securities may be currently  out of favor or  experiencing  poor  operating  conditions  that Fund management  believes  to be  temporary.  The Market  Neutral  Fund  attempts  to maintain  approximately  equal  dollar  value  exposure  in its long  and  short positions (to the extent the market  permits) in order to neutralize the effects on its performance  resulting from general U.S. stock market movements or sector swings.  By regulation,  the current market value of the securities in which the
Fund is short may not  exceed the  current  market  value of the Market  Neutral
Fund's long holdings of liquid securities and other liquid assets.

The Market  Neutral  Fund seeks to  capitalize  on  opportunities  presented  by
changing  market   environments.   The  Adviser  uses  quantitative   techniques
incorporated  into a  multi-factor  model  that  seeks  to  select  the  highest returning  securities in the current market environment.  This model attempts to capitalize on the theory that the financial  markets are dynamic and  investment opportunities  vary over time.  The Market Neutral Fund attempts to benefit from stock pricing anomalies in various factors, such as:

     o    book-to-price;

     o    earnings revisions;

     o    earnings quality;

     o    price momentum; and

     o    cash flow  changes  through its purchase of long  positions  and short positions.

With a long position, the Market Neutral Fund purchases a stock outright; with a short  position,  the Market  Neutral Fund sells a security that it does not own and must borrow to meet its settlement  obligations.  To complete the short-sale transaction,  the  Market  Neutral  Fund buys the same  stock in the  market and returns it to the  lender.  The Market  Neutral  Fund makes  money if the market price of the stock goes down after the short sale.  Conversely,  if the price of the stock goes up after the short sale,  the Market Neutral Fund will lose money because it will have to pay more to replace the borrowed  stock than it received when it sold the stock short.  Short  positions may be used to hedge against the volatility of the long portion of the overall portfolio and/or to garner returns from declines in securities prices.

While the Market Neutral Fund's  securities may be held either long or short, no security  will at the same time be held both long and short.  Nevertheless,  the
Market Neutral Fund may effect  strategic  paired  trades,  taking both long and short  positions in  different  companies  within the same  industry in order to remove much of the market and sector impact on performance.

The Fund may also  utilize  derivatives,  contracts  whose value is based on the performance  of an  underlying  asset,  including  options on futures,  to hedge positions,  leverage positions or increase returns, and may engage in securities lending in order to increase  returns.  Leveraging is using  borrowed  assets to make additional investments.

The Adviser actively manages the Fund. As such, the Fund may have high portfolio turnover. The portfolio turnover rate may exceed 100% per year.

PRINCIPAL RISKS

The Fund cannot guarantee that it will achieve its investment objective.

As with any  fund,  the  value of the  Market  Neutral  Fund's  investments--and therefore, the value of Market Neutral Fund shares--may fluctuate. These changes may occur because of:

STOCK  MARKET  RISK -  individual  stocks,  as well as  stock  markets  overall, fluctuate in value considerably. The Market Neutral Fund could lose value if the stocks in which it maintains  long positions go down, or if the stocks which the
Market Neutral Fund sells short increase in value.

STRATEGY RISK - The strategy used by the Market Neutral Fund's portfolio manager may fail to produce the intended  result.  There is no guarantee that the use of long and short  positions  will  succeed in limiting the Market  Neutral  Fund's exposure to stock market movements, capitalization,  sector swings or other risk factors.  The  strategy  used by the Market  Neutral  Fund's  portfolio  manager involves complex securities transactions that involve risks different from those involved with direct investment in equity  securities.  As a result,  the Market
Neutral Fund is intended for investors who are able to maintain their investment over a longer term and are willing to assume the risks associated with this type of fund.

SHORT  SALES  RISK - the risk that the price of the  security  sold  short  will increase  in value  between  the time of the short  sale and the time the Market
Neutral Fund must purchase the security to return it to the lender.

GROWTH  STYLE RISK - over time,  a growth  investing  style may go in and out of favor,  causing the Market Neutral Fund to sometimes  underperform  other equity funds that use different investing styles.

VALUE  STYLE  RISK - over  time,  a value  investing  style may go in and out of favor,  causing the Market Neutral Fund to sometimes  underperform  other equity funds that use different investing styles. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time while the market concentrates on "growth" stocks.

LEVERAGE RISK - the use of leverage may exaggerate  changes in the NAV of Market
Neutral  Fund shares and thus result in  increased  volatility  of returns.  The amount  that the  Market  Neutral  Fund must repay may  fluctuate  due to market forces,  and the Market  Neutral  Fund's  assets that are used as  collateral to secure the leverage may decrease in value during the time the leverage  exposure is  outstanding,  which would  require the Market  Neutral Fund to use its other assets to make up a  shortfall  in the value of the  collateral.  Leverage  will create  interest and other expenses for the Market Neutral Fund which can exceed the income from the assets  purchased  with the leverage and thus reduce overall
Market Neutral Fund returns.

DERIVATIVES RISK - derivatives can disproportionately increase losses and reduce opportunities  for gains when the  security  prices,  interest  rates,  currency values or other such measures underlying  derivatives change in unexpected ways.
They also present default risks if the  counterparty  to a derivatives  contract fails to fulfill its obligations to the Market Neutral Fund.

PORTFOLIO  TURNOVER  - the Fund may  engage in active  and  frequent  trading of portfolio  securities.  A higher portfolio  turnover rate increases  transaction costs and as a result may adversely impact the Market Neutral Fund's performance and may:

     o    increase share price volatility and

     o    result  in  additional  tax   consequences  for  Market  Neutral  Fund
          shareholders.

SECURITIES  LENDING  RISK - the  risk  that  the  loaned  securities  may not be returned if the borrower or the lending agent  defaults.  The collateral is also subject to the risks of the securities in which it is invested.

If the value of the Market  Neutral Fund's  investments  goes down, you may lose money.

For additional  information regarding the above identified risks, see Section 2,
Fund Details:  Additional  Information about Investments,  Investment Techniques and Risks.

PERFORMANCE

Performance  information is not available for the Market Neutral Fund because it is new.

FEES AND EXPENSES

This table  describes  the fees and  expenses  that you may pay when  buying and holding  shares of the Market  Neutral  Fund  depending  on the share  class you select.

------------------------------------------------------------------------------------------------------------------------------
                                                      Fees and Expenses
------------------------------------------------------------------------------------------------------------------------------
                                    CLASS       CLASS       CLASS      CLASS        INSTITUTIONAL        INSTITUTIONAL
Shareholder Fees(Paid Directly        A           B           C          R          SERVICE CLASS        CLASS
From Your Investment)(1)            SHARES      SHARES      SHARES     SHARES       SHARES               SHARES
----------------------------------- ----------- ----------- ---------- ------------ -------------------- ---------------------
Maximum Sales Charge(Load)          5.75%(2)    None        None       None            None                  None
imposed upon purchases(as a
percentage of offering price)
----------------------------------- ----------- ----------- ---------- ------------ -------------------- ---------------------
Maximum Deferred Sales Charge       None(3)     5.00%(4)    1.00%(5)   None            None                  None
(Load) (as a percentage of
offering or sale price,
whichever is less)
----------------------------------- ----------- ----------- ---------- ------------ -------------------- ---------------------
Redemption/Exchange Fee (as a       2.00%       2.00%       2.00%      2.00%           2.00%                 2.00%
percentage of amount redeemed or
exchanged)(6)
----------------------------------- ----------- ----------- ---------- ------------ -------------------- ---------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM
FUND ASSETS)(7)
----------------------------------- ----------- ----------- ---------- ------------ -------------------- ---------------------
Management Fees                     1.25%       1.25%       1.25%      1.25%           1.25%                 1.25%
----------------------------------- ----------- ----------- ---------- ------------ -------------------- ---------------------
Distribution and/or Service         0.25%       1.00%       1.00%      0.50%           None                  None
(12b-1) Fees
----------------------------------- ----------- ----------- ---------- ------------ -------------------- ---------------------
Other Expenses(8)
----------------------------------- ----------- ----------- ---------- ------------ -------------------- ---------------------
Short-Sale Dividend Expenses (9)    1.38%       1.38%       1.38%      1.38%           1.38%                 1.38%
----------------------------------- ----------- ----------- ---------- ------------ -------------------- ---------------------
Remainder of Other Expenses         0.23%       0.23%       0.23%      0.43%           0.23%                 0.23%
----------------------------------- ----------- ----------- ---------- ------------ -------------------- ---------------------
Total of Other Expenses             1.61%       1.61%       1.61%      1.81%           1.61%                 1.61%
----------------------------------- ----------- ----------- ---------- ------------ -------------------- ---------------------
TOTAL ANNUAL FUND OPERATING         3.11%       3.86%       3.86%      3.56%           2.86%                 2.86%
EXPENSES
----------------------------------- ----------- ----------- ---------- ------------ -------------------- ---------------------
Less: Amount of Fee Limitations/    0.00%       0.00%       0.00%      0.00%           0.00%                 0.00%
Expense Reimbursements(10)
----------------------------------- ----------- ----------- ---------- ------------ -------------------- ---------------------
NET ANNUAL FUND OPERATING EXPENSES  3.11%       3.86%       3.86%      3.56%           2.86%                 2.86%
----------------------------------- ----------- ----------- ---------- ------------ -------------------- ---------------------

EXAMPLE

This Example is intended to help you compare the cost of investing in the Market
Neutral Fund with the cost of investing in other mutual funds.

The Example  assumes that you invest  $10,000 in the Market Neutral Fund for the time  periods  indicated  and then  sell all of your  shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                            1 YEAR   3 YEARS
---------------------------------------- ---------- ---------
Class A shares*                               $871    $1,480
---------------------------------------- ---------- ---------
Class B shares                                $888    $1,478
---------------------------------------- ---------- ---------
Class C shares                                $488    $1,178
---------------------------------------- ---------- ---------
Class R shares                                $359    $1,091
---------------------------------------- ---------- ---------
Institutional Service Class shares            $289      $886
---------------------------------------- ---------- ---------
Institutional Class shares                    $289      $886
---------------------------------------- ---------- ---------

* Assumes a CDSC does not apply.

You would pay the following  expenses on the same investment if you did not sell your shares**:

                                            1 YEAR   3 YEARS
---------------------------------------- ---------- ---------
Class B shares                                $388    $1,178
---------------------------------------- ---------- ---------
Class C shares                                $388    $1,178
---------------------------------------- ---------- ---------

**  Expenses  paid on the same  investment  in Class A (unless  your  shares are subject to a CDSC  applicable  to purchases  of  $1,000,000  or more),  Class R,
Institutional  Service  Class and  Institutional  Class  shares  do not  change, whether or not you sell your shares.

The Market Neutral Fund does not apply sales charges on reinvested dividends and other  distributions.  If these sales charges (loads) were included,  your costs would be higher.

(1)  If  you  buy  and  sell  shares   through  a  broker  or  other   financial
     intermediary, the intermediary may charge a separate transaction fee.

(2)  The sales charge on  purchases  of Class A shares is reduced or  eliminated for  purchases  of $50,000 or more.  For more  information,  see Section 4,
     Investing with Aberdeen Funds: Choosing a Share Class--Reduction and Waiver
     of Class A Sales Charges.

(3)  A  contingent  deferred  sales  charge  (CDSC) of up to 1.00% will apply to certain  redemptions  of Class A shares if purchased  without sales charges and for which a  finders  fee was  paid.  See  Section  4,  Investing  with
     Aberdeen Funds: Choosing a Share Class--Purchasing Class A Shares without a
     Sales Charge.

(4)  A CDSC  beginning at 5% and  declining to 1% is charged if you sell Class B shares within six years after  purchase.  Class B shares convert to Class A shares after you have held them for seven years.  See Section 4,  Investing with Aberdeen Funds: Choosing a Share Class--Class B Shares.

(5)  A CDSC of 1% is charged  if you sell  Class C shares  within the first year after purchase.  See Section 4, Investing with Aberdeen  Funds:  Choosing a
     Share Class--Class C Shares.

(6)  A redemption/exchange  fee of 2.00% applies to shares redeemed or exchanged within 90  calendar  days after the date they were  purchased.  This fee is intended to discourage  frequent trading of Fund shares that can negatively affect the Fund's  performance.  The fee does not apply to shares purchased through  reinvested  dividends  or capital  gains or shares held in certain omnibus  accounts or  retirement  plans that cannot  implement the fee. See
     Section 4,  Investing with Aberdeen  Funds:  Selling  Shares--Exchange  and
     Redemption Fees.

(7)  The "Annual Fund  Operating  Expenses"  are  annualized  expenses  based on anticipated  fees and expenses  payable by the Fund through the fiscal year ending October 31, 2008.

(8)  "Other  Expenses"  include other  ordinary  operating  expenses of the Fund including  administrative  services  fees which are  permitted  to be up to
     0.25%  with  respect to Class A, Class R and  Institutional  Service  Class
     shares. The full 0.25% in administrative  services fees is not reflected in
     "Other  Expenses"  at  this  time  because  the  Fund  does  not  currently anticipate selling its shares to intermediaries that charge the full amount permitted during the current fiscal year. The amount currently reflected in
     "Other  Expenses"  for  administrative  services  fees is 0.00% for Class A shares, 0.20% for Class R Shares and 0.00% for Institutional  Service Class
     Shares. If the maximum amount of administrative services fees were charged, the "Net Annual Fund Operating Expenses" would be higher.

(9)  The Fund's  principal  investment  strategies  include  selling  securities short.  When a cash  dividend is declared on a security  for which the Fund has a short position, the Fund incurs the obligation to pay an amount equal to  that  dividend  to the  lender  of the  shorted  security  ("short-sale dividend expense"), and this obligation must be disclosed as a Fund expense under "Total of Other Expenses" and "Total Annual Fund Operating Expenses."
     However,  any such dividend on a security sold short generally  reduces the market value of the shorted security, thus increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on its short-sale transaction.

(10) The Trust and the Adviser  have entered  into a written  contract  limiting operating expenses to 1.90% for Class A, 2.65% for Class B, 2.65% for Class
     C, 2.15% for Class R, 1.65% for Institutional  Service Class, and 1.65% for
     Institutional Class at least through February 28, 2009. This limit excludes certain Fund  expenses,  including  any taxes,  interest,  brokerage  fees,
     short-sale   dividend  expenses,   Acquired  Fund  Fees  and  Expenses  and
     administrative  services  fees.  The Trust is  authorized  to reimburse the
     Adviser  for  management  fees  previously   limited  and/or  for  expenses
     previously paid by the Adviser,  provided,  however that any reimbursements must be paid at a date not more than three  years  after the fiscal year in which the  Adviser  limited the fees or  reimbursed  the  expenses  and the reimbursements  do not cause the Fund to exceed the expense  limitation  in the agreemen at the time the expenses are waived.

SECTION 1 ABERDEEN EQUITY LONG SHORT FUND

OBJECTIVE

The Long-Short Fund seeks long-term capital appreciation.

PRINCIPAL STRATEGIES

The  Long-Short  Fund  seeks to  achieve  its  objective  regardless  of  market conditions  through the  purchase  and short sale of equity  securities  of U.S.
companies of any size. The equity  securities in which the  Long-Short  Fund may invest include common stock, preferred stock, securities convertible into common stock or securities  (or other  instruments)  with prices linked to the value of common stocks.  As a non-fundamental  policy,  under normal  circumstances,  the
Long-Short  Fund will  invest  at least  80% of the  value of its net  assets in equity  securities of companies that are organized  under the laws of the United
States,  have their principal places of business in the United States,  or whose stock is traded  primarily in the United States.  If the Long-Short Fund changes its 80% investment  policy, it will notify  shareholders at least 60 days before the change and will change the name of the Long-Short Fund.

The Long-Short Fund takes long positions in companies that the Long-Short Fund's management  believes will generate earnings growth exceeding market expectations and are companies  that will dominate their  respective  industries due to their reputation  for  quality  management  and  superior  products  and  services  or distribution.  Simultaneously,  the  Long-Short  Fund intends to engage in short sales of stock of companies which the portfolio managers believe:

     o    have earnings that appear to be reflected in the current price;

     o    are likely to fall short of expectations;

     o    are in industries exhibiting structural weaknesses;

     o    have poor quality management; or

     o    are likely to suffer an event affecting long-term earnings power.

With a long position,  the Long-Short  Fund purchases a stock  outright;  with a short  position,  the Long-Short  Fund sells a security that it does not own and must borrow to meet its settlement obligations.  In engaging in short sales, the
Long-Short  Fund will profit or incur a loss  depending  on whether the value of the underlying stock decreases,  as anticipated,  or instead increases,  between the  time  the  stock  is sold  and  when  the  Long-Short  Fund  purchases  its replacement.

In addition, the Long-Short Fund may effect strategic paired trades, taking both long and short  positions in  companies in the same  industry in order to remove much of the market and sector impact on performance.

While the  Long-Short  Fund's  securities  may be held either long or short,  no security will at the same time be held both long and short.

The  Long-Short  Fund may invest in  exchange-traded  funds and  derivatives.  A derivative is a contract  whose value is based on  performance  of an underlying financial asset, index or economic measure.  The Long-Short Fund also may engage in securities lending in order to generate additional income.

PRINCIPAL RISKS

The  Long-Short  Fund  cannot  guarantee  that it will  achieve  its  investment objective.

As with any fund, the value of the Long-Short Fund's investments--and therefore, the value of  Long-Short  Fund  shares--may  fluctuate.  These changes may occur because of:

STOCK  MARKET  RISK -  individual  stocks,  as well as  stock  markets  overall, fluctuate in value  considerably.  The  Long-Short  Fund could lose value if the stocks in which it maintains  long positions go down, or if the stocks which the
Long-Short Fund sells short increase in value.

STRATEGY RISK - The strategy used by the Long-Short  Fund's  portfolio  managers may fail to produce the intended  result.  There is no guarantee that the use of long and short positions will succeed in limiting the Long-Short Fund's exposure to stock market movements, capitalization,  sector swings or other risk factors.
The strategy used by the Long-Short  Fund's portfolio  managers involves complex securities  transactions  that involve risks  different from those involved with direct  investment in equity  securities.  As a result,  the Long-Short  Fund is intended for investors who are able to maintain their  investment  over a longer term and are willing to assume the risks associated with this type of fund.

SHORT  SALES  RISK - the risk that the price of the  security  sold  short  will increase in value between the time of the short sale and the time the Long-Short
Fund must purchase the security to return it to the lender.

LEVERAGE  RISK - the  use of  leverage  may  exaggerate  changes  in the  NAV of
Long-Short Fund shares and thus result in increased  volatility of returns.  The amount that the  Long-Short  Fund must repay may fluctuate due to market forces, and the  Long-Short  Fund's  assets  that are used as  collateral  to secure the leverage  may  decrease  in  value  during  the time the  leverage  exposure  is outstanding,  which would require the Long-Short Fund to use its other assets to make up a  shortfall  in the  value  of the  collateral.  Leverage  will  create interest and other expenses for the Long-Short  Fund which can exceed the income from the assets  purchased with the leverage and thus reduce overall  Long-Short
Fund returns.

DERIVATIVES RISK - derivatives can disproportionately increase losses and reduce opportunities  for gains when the  security  prices,  interest  rates,  currency values or other such measures underlying  derivatives change in unexpected ways.
They also present default risks if the  counterparty  to a derivatives  contract fails to fulfill its obligations to the Long-Short Fund.

SMALL- AND MID-CAP RISK - in general, stocks of small- and mid-cap companies may be more volatile and less liquid than larger company stocks.

EXCHANGE-TRADED   FUNDS   RISK  -  the  risk   associated   with  a   particular
exchange-traded fund (ETF) corresponds closely to the risk of the asset subclass the  Long-Short  Fund is  tracking.  An ETF will  perform well when the index it tracks is making gains,  but may perform poorly when that index is falling.  The
Long-Short  Fund will also bear a pro rata  portion  of the ETF's  expenses.  In addition,  some ETFs are more  thinly  traded than  others,  which could make it difficult to sell at the desired price, especially in a market downturn.

SECURITIES  LENDING  RISK - the  risk  that  the  loaned  securities  may not be returned if the borrower or the lending agent  defaults.  The collateral is also subject to the risks of the securities in which it is invested.

If the value of the Long-Short Fund's investments goes down, you may lose money.

For additional  information regarding the above identified risks, see Section 2,
Fund Details:  Additional  Information about Investments,  Investment Techniques and Risks.

PERFORMANCE

Performance  information is not available for the Long-Short  Fund because it is new.

FEES AND EXPENSES

This table  describes  the fees and  expenses  that you may pay when  buying and holding shares of the Long Short Fund depending on the share class you select.

---------------------------------------------------------------------------------------------------------------------------------
                                                       Fees and Expenses
---------------------------------------------------------------------------------------------------------------------------------
Shareholder Fees(Paid           CLASS        CLASS         CLASS       CLASS        INSTITUTIONAL          INSTITUTIONAL
Directly From Your                A            B             C           R          SERVICE                CLASS
Investment)(1)                  SHARES       SHARES        SHARES      SHARES       CLASS SHARES           SHARES
------------------------------- ------------ ------------- ----------- ------------ ---------------------- ----------------------
Maximum Sales Charge(Load)      5.75%(2)     None          None        None           None                   None
imposed upon purchases(as a
percentage of offering price)
------------------------------- ------------ ------------- ----------- ------------ ---------------------- ----------------------
Maximum Deferred Sales Charge   None(3)      5.00%(4)      1.00%(5)    None           None                   None
(Load) (as a percentage
of offering or sale price,
whichever is less)
------------------------------- ------------ ------------- ----------- ------------ ---------------------- ----------------------
Redemption/Exchange Fee (as a   2.00%        2.00%         2.00%       2.00%          2.00%                  2.00%
percentage of amount redeemed
or exchanged)(6)
------------------------------- ------------ ------------- ----------- ------------ ---------------------- ----------------------
ANNUAL FUND OPERATING
EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS) (7)
------------------------------- ------------ ------------- ----------- ------------ ---------------------- ----------------------
Management Fees                 1.50%        1.50%         1.50%       1.50%          1.50%                  1.50%
------------------------------- ------------ ------------- ----------- ------------ ---------------------- ----------------------
Distribution and/or Service     0.25%        1.00%         1.00%       0.50%          None                   None
(12b-1) Fees
------------------------------- ------------ ------------- ----------- ------------ ---------------------- ----------------------
Other Expenses(8)
------------------------------- ------------ ------------- ----------- ------------ ---------------------- ----------------------
Short-Sale Dividend Expenses    0.69%        0.69%         0.69%       0.69%          0.69%                  0.69%
(9)
------------------------------- ------------ ------------- ----------- ------------ ---------------------- ----------------------

Remainder of Other Expenses     0.25%        0.24%         0.24%       0.44%          0.24%                  0.24%
------------------------------- ------------ ------------- ----------- ------------ ---------------------- ----------------------
Total of Other Expenses         0.94%        0.93%         0.93%       1.13%          0.93%                  0.93%
------------------------------- ------------ ------------- ----------- ------------ ---------------------- ----------------------
Acquired Fund Fees and          0.09%        0.09%         0.09%       0.09%          0.09%                  0.09%
Expenses(1(0))
------------------------------- ------------ ------------- ----------- ------------ ---------------------- ----------------------
TOTAL ANNUAL FUND OPERATING     2.78%        3.52%         3.52%       3.22%          2.52%                  2.52%
EXPENSES
------------------------------- ------------ ------------- ----------- ------------ ---------------------- ----------------------
Less: Amount of Fee             0.29%        0.29%         0.29%       0.29%          0.29%                  0.29%
Limitations/Expense
Reimbursements (11)

------------------------------- ------------ ------------- ----------- ------------ ---------------------- ----------------------
NET ANNUAL FUND OPERATING       2.49%        3.23%         3.23%       2.93%          2.23%                  2.23%
EXPENSES
------------------------------- ------------ ------------- ----------- ------------ ---------------------- ----------------------

EXAMPLE

This  Example is  intended  to help you  compare  the cost of  investing  in the
Long-Short Fund with the cost of investing in other mutual funds.

The Example  assumes that you invest $10,000 in the Long-Short Fund for the time periods  indicated and then sell all of your shares at the end of those periods.
It  assumes a 5%  return  each  year,  no change  in  expenses  and the  expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                     1 YEAR     3 YEARS
------------------------------------------------- ---------- -----------
Class A shares*                                        $813      $1,362
------------------------------------------------- ---------- -----------
Class B shares                                         $826      $1,353
------------------------------------------------- ---------- -----------
Class C shares                                         $426      $1,053
------------------------------------------------- ---------- -----------
Class R shares                                         $296        $965
------------------------------------------------- ---------- -----------
Institutional Service Class shares                     $226        $757
------------------------------------------------- ---------- -----------
Institutional Class shares                             $226        $757
------------------------------------------------- ---------- -----------

* Assumes a CDSC does not apply.

You would pay the following  expenses on the same investment if you did not sell your shares**:

                                                     1 YEAR     3 YEARS
------------------------------------------------- ---------- -----------
Class B shares                                         $326      $1,053
------------------------------------------------- ---------- -----------
Class C shares                                         $326      $1,053
------------------------------------------------- ---------- -----------

**  Expenses  paid on the same  investment  in Class A (unless  your  shares are subject to a CDSC  applicable  to purchases  of  $1,000,000  or more),  Class R,
Institutional  Service  Class and  Institutional  Class  shares  do not  change, whether or not you sell your shares.

The Fund  does not  apply  sales  charges  on  reinvested  dividends  and  other distributions. If these sales charges (loads) were included, your costs would be higher.

(1)  If  you  buy  and  sell  shares   through  a  broker  or  other   financial
     intermediary, the intermediary may charge a separate transaction fee.

(2)  The sales charge on  purchases  of Class A shares is reduced or  eliminated for  purchases  of $50,000 or more.  For more  information,  see Section 4,
     Investing with Aberdeen Funds: Choosing a Share Class--Reduction and Waiver
     of Class A Sales Charges.

(3)  A  contingent  deferred  sales  charge  (CDSC) of up to 1.00% will apply to certain  redemptions  of Class A shares if purchased  without sales charges and for which a finders fee was paid.  Section 4,  Investing  with Aberdeen
     Funds: Purchasing Class A Shares without a Sales Charge.

(4)  A CDSC  beginning at 5% and  declining to 1% is charged if you sell Class B shares within six years after  purchase.  Class B shares convert to Class A shares after you have held them for seven years.  See Section 4,  Investing with Aberdeen Funds: Choosing a Share Class--Class B Shares.

(5)  A CDSC of 1% is charged  if you sell  Class C shares  within the first year after purchase.  See Section 4, Investing with Aberdeen  Funds:  Choosing a
     Share Class--Class C Shares.

(6)  A redemption/exchange  fee of 2.00% applies to shares redeemed or exchanged within 90  calendar  days after the date they were  purchased.  This fee is intended to discourage  frequent trading of Fund shares that can negatively affect the Fund's  performance.  The fee does not apply to shares purchased through  reinvested  dividends  or capital  gains or shares held in certain omnibus  accounts or  retirement  plans that cannot  implement the fee. See
     Section 4,  Investing with Aberdeen  Funds:  Selling  Shares--Exchange  and
     Redemption Fees.

(7)  The "Annual Fund  Operating  Expenses"  are  annualized  expenses  based on anticipated  fees and expenses  payable by the Fund through the fiscal year ending October 31, 2008.

(8)  "Other  Expenses"  include other  ordinary  operating  expenses of the Fund including  administrative  services  fees which are  permitted  to be up to
     0.25%  with  respect to Class A, Class R and  Institutional  Service  Class
     shares. The full 0.25% in administrative  services fees is not reflected in
     "Other  Expenses"  at  this  time  because  the  Fund  does  not  currently anticipate selling its shares to intermediaries that charge the full amount permitted during the current fiscal year. The amount currently reflected in
     "Other  Expenses"  for  administrative  services  fees is 0.01% for Class A shares, 0.20% for Class R Shares and 0.00% for Institutional  Service Class
     Shares. If the maximum amount of administrative services fees were charged, the "Net Annual Fund Operating Expenses" would be higher.

(9)  The Fund's  principal  investment  strategies  include  selling  securities short.  When a cash  dividend is declared on a security  for which the Fund has a short position, the Fund incurs the obligation to pay an amount equal to  that  dividend  to the  lender  of the  shorted  security  ("short-sale dividend expense"), and this obligation must be disclosed as a Fund expense under "Total of Other Expenses" and "Total Annual Fund Operating Expenses."
     However,  any such dividend on a security sold short generally  reduces the market value of the shorted security, thus increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on its short-sale transaction.

(10) Reflects the Fund's  investment  in shares of one or more other  investment companies, as permitted by the Fund's policies.

(11) The Trust and the Adviser  have entered  into a written  contract  limiting operating expenses to 1.70% for Class A, 2.45% for Class B, 2.45% for Class
     C, 1.95% for Class R, 1.45% for Institutional  Service Class, and 1.45% for
     Institutional Class at least through February 28, 2009. This limit excludes certain Fund  expenses,  including  any taxes,  interest,  brokerage  fees,
     short-sale   dividend  expenses,   Acquired  Fund  Fees  and  Expenses  and
     administrative  services  fees.  The Trust is  authorized  to reimburse the
     Adviser  for  management  fees  previously   limited  and/or  for  expenses
     previously paid by the Adviser,  provided,  however that any reimbursements must be paid at a date not more than three  years  after the fiscal year in which the  Adviser  limited the fees or  reimbursed  the  expenses  and the reimbursements  do not cause the Fund to exceed the expense  limitation  in the agreements at the time the expenses are waived.

SECTION 1 ABERDEEN GLOBAL FINANCIAL SERVICES FUND

OBJECTIVE

The Financial Services Fund seeks long-term capital growth.

PRINCIPAL STRATEGIES

As a non-fundamental policy, under normal circumstances,  the Financial Services
Fund  invests at least 80% of the value of its net  assets in equity  securities issued by U.S. and foreign  companies  (including  those  located in  developing market countries) with business  operations in or related to financial services.
If the Financial Services Fund changes its 80% investment policy, it will notify shareholders  at least 60 days before the change and will change the name of the
Financial  Services Fund. A financial  services company is one that is primarily involved in or related to banking,  mortgage  lending and servicing,  securities and commodities trading,  investment management,  investment banking, insurance, real estate, providing financial guarantees,  leasing, credit card servicing and lending. Under normal market conditions,  the Fund will investment significantly
(at least 40% - unless market conditions are not deemed favorable by the Adviser in which case the Fund  would  invest at least 30%) in  companies  organized  or having their  principal  place of business  outside the United States or doing a substantial amount of business outside the United States.

A company  that is  eligible  for  investment  by the  Financial  Services  Fund typically  derives at least 50% of its  revenues,  net income or assets from the financial services sector.  The Financial  Services Fund is nondiversified,  and may invest a  significant  portion of its assets in the  securities  of a single issuer  or  a  small  number  of  issuers.  The  Financial  Services  Fund  also concentrates  at least  25% of its  total  assets in at least one or more of the following industry groups:

     o    banks and savings and loans;

     o    consumer and industrial finance companies;

     o    investment banks;

     o    insurance brokers;

     o    insurance companies;

     o    securities brokers and advisers;

     o    real estate-related companies; and

     o    leasing companies.

The  portfolio  manager  aims to provide  strong  performance  by  investing  in companies that the portfolio manager believes:

     o    have the potential to deliver unexpected earnings growth and

     o    have prospects for earnings growth that the market has underestimated.

Just as  importantly,  the portfolio  manager  attempts to avoid companies whose earnings are likely to fall short of expectations.

The Financial  Services Fund may invest in financial  services  companies of any size, including  established  large-cap companies that are expected to grow with the market and small-cap and mid-cap  companies that may offer strong  prospects for future growth.  The equity  securities in which the Financial  Services Fund may invest include common stock,  preferred stock,  securities  convertible into common stock or  securities  (or other  investments)  with prices  linked to the value of  common  stocks,  foreign  investment  funds or trusts  and  depository receipts, that represent an ownership interest in the issuer.

The  portfolio  manager  typically  sells  a  security  if it no  longer  offers potential for unexpected  earnings growth.  The portfolio  manager  specifically monitors:

     o    earnings revisions and surprises;

     o    stock price performance; and

     o    any  information  indicating  a change in the  industry  or  franchise assessment of a company.

PRINCIPAL RISKS

The Financial Services Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Financial  Services  Fund's  investments--and therefore,  the value of Financial  Services Fund shares--may  fluctuate.  These changes may occur because of:

STOCK  MARKET  RISK - the  Financial  Services  Fund  could  lose  value  if the individual  stocks in which it invests or  overall  stock  markets in which such stocks trade go down.

FOREIGN RISK - foreign securities may be more volatile, harder to price and less liquid than U.S.  securities.  These risks may be enhanced in developing  market countries.

SELECTION RISK - the portfolio  manager may select  securities that underperform the  stock  market,  the  Morgan  Stanley  Capital  International  (MSCI)  World
Financials  Index(SM),  or other funds with similar  investment  objectives  and strategies.

SMALL- AND MID-CAP  SECURITIES  RISK - in general,  stocks of small-and  mid-cap companies may be more volatile and less liquid than larger company stocks.

NONDIVERSIFIED  FUND RISK - because the Financial  Services Fund may hold larger positions in fewer securities than other funds, a single security's  increase or decrease  in value  may have a  greater  impact  on the  Fund's  value and total return.

CONCENTRATION  RISK - investing 25% or more of the Financial Services Fund's net assets in a select group of companies in  financial  services  industries  could subject  the  Financial  Services  Fund to  greater  risk of loss  and  could be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and industries.

If the value of the Financial  Services  Fund's  investments  goes down, you may lose money.

For additional  information regarding the above identified risks, see Section 2,
Fund Details:  Additional  Information about Investments,  Investment Techniques and Risks.

PERFORMANCE

Performance information is not available for the Financial Services Fund because it is new.

FEES AND EXPENSES

This table  describes  the fees and  expenses  that you may pay when  buying and holding  shares of the Financial  Services Fund depending on the share class you select.

---------------------------------------------------------------------------------------------------------------------------------
                                                       Fees and Expenses
---------------------------------------------------------------------------------------------------------------------------------
                                           CLASS       CLASS      CLASS       CLASS     INSTITUTIONAL         INSTITUTIONAL
Shareholder Fees(Paid Directly From Your     A           B          C           R       SERVICE CLASS         CLASS
Investment)(1)                             SHARES      SHARES     SHARES      SHARES    SHARES                SHARES
------------------------------------------ ----------- ---------- ----------- ---------- -------------------- -------------------
Maximum Sales Charge(Load) imposed upon    5.75%(2)    None       None        None          None                 None
purchases(as a percentage of offering
price)
------------------------------------------ ----------- ---------- ----------- ---------- -------------------- -------------------
Maximum Deferred Sales Charge (Load)       None(3)     5.00%(4)   1.00%(5)    None          None                 None
(as a percentage of offering or sale
price, whichever is less)
------------------------------------------ ----------- ---------- ----------- ---------- -------------------- -------------------
Redemption/Exchange Fee (as a percentage   2.00%       2.00%      2.00%       2.00%         2.00%                2.00%
of amount redeemed or exchanged)(6)
------------------------------------------ ----------- ---------- ----------- ---------- -------------------- -------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES
THAT ARE DEDUCTED FROM FUND ASSETS)(7)
------------------------------------------ ----------- ---------- ----------- ---------- -------------------- -------------------
Management Fees                            0.90%       0.90%      0.90%       0.90%         0.90%                0.90%
------------------------------------------ ----------- ---------- ----------- ---------- -------------------- -------------------
Distribution and/or Service(12b-1) Fees    0.25%       1.00%      1.00%       0.50%         None                 None
------------------------------------------ ----------- ---------- ----------- ---------- -------------------- -------------------
Other Expenses(8)                          0.35%       0.29%      0.29%       0.49%         0.29%                0.29%
------------------------------------------ ----------- ---------- ----------- ---------- -------------------- -------------------
TOTAL ANNUAL FUND OPERATING EXPENSES       1.50%       2.19%      2.19%       1.89%         1.19%                1.19%
------------------------------------------ ----------- ---------- ----------- ---------- -------------------- -------------------
Less: Amount of Fee Limitations/Expense    0.00%       0.00%      0.00%       0.00%         0.00%                0.00%
Reimbursements(9)
------------------------------------------ ----------- ---------- ----------- ---------- -------------------- -------------------
NET ANNUAL FUND OPERATING EXPENSES         1.50%       2.19%      2.19%       1.89%         1.19%                1.19%
------------------------------------------ ----------- ---------- ----------- ---------- -------------------- -------------------

EXAMPLE

This  Example is  intended  to help you  compare  the cost of  investing  in the
Financial Services Fund with the cost of investing in other mutual funds.

The Example  assumes that you invest $10,000 in the Financial  Services Fund for the time periods  indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                   1 YEAR     3 YEARS
----------------------------------------------- ---------- -----------
Class A shares*                                      $719      $1,022
----------------------------------------------- ---------- -----------
Class B shares                                       $722        $985
----------------------------------------------- ---------- -----------
Class C shares                                       $322        $685
----------------------------------------------- ---------- -----------
Class R shares                                       $192        $594
----------------------------------------------- ---------- -----------
Institutional Service Class shares                   $121        $378
----------------------------------------------- ---------- -----------
Institutional Class shares                           $121        $378
----------------------------------------------- ---------- -----------

* Assumes a CDSC does not apply.

You would pay the following  expenses on the same investment if you did not sell your shares**:

                                                   1 YEAR     3 YEARS
----------------------------------------------- ---------- -----------
Class B shares                                       $222        $685
----------------------------------------------- ---------- -----------
Class C shares                                       $222        $685
----------------------------------------------- ---------- -----------

**  Expenses  paid on the same  investment  in Class A (unless  your  shares are subject to a CDSC  applicable  to purchases  of  $1,000,000  or more),  Class R,
Institutional  Service  Class and  Institutional  Class  shares  do not  change, whether or not you sell your shares.

The Financial Services Fund does not apply sales charges on reinvested dividends and other  distributions.  If these sales charges  (loads) were  included,  your costs would be higher.

(1)  If  you  buy  and  sell  shares   through  a  broker  or  other   financial
     intermediary, the intermediary may charge a separate transaction fee.

(2)  The sales charge on  purchases  of Class A shares is reduced or  eliminated for  purchases  of $50,000 or more.  For more  information,  see Section 4,
     Investing with Aberdeen Funds: Choosing a Share Class--Reduction and Waiver
     of Class A Sales Charges.

(3)  A contingent deferred sales charge (CDSC) of up to 1% will apply to certain redemptions  of Class A shares if purchased  without  sales charges and for which a finders fee was paid. See Section 4, Investing with Aberdeen Funds:
     Purchasing Class A Shares without a Sales Charge.

(4)  A CDSC  beginning at 5% and  declining to 1% is charged if you sell Class B shares within six years after  purchase.  Class B shares convert to Class A shares after you have held them for seven years.  See Section 4,  Investing with Aberdeen Funds: Choosing a Share Class--Class B Shares.

(5)  A CDSC of 1% is charged  if you sell  Class C shares  within the first year after purchase.  See Section 4, Investing with Aberdeen  Funds:  Choosing a
     Share Class--Class C Shares.

(6)  A  redemption/exchange  fee of 2% applies to shares  redeemed or  exchanged within 90  calendar  days after the date they were  purchased.  This fee is intended to discourage  frequent trading of Fund shares that can negatively affect the Fund's  performance.  The fee does not apply to shares purchased through  reinvested  dividends  or capital  gains or shares held in certain omnibus  accounts or  retirement  plans that cannot  implement the fee. See
     Section 4,  Investing with Aberdeen  Funds:  Selling  Shares--Exchange  and
     Redemption Fees.

(7)  The "Annual Fund  Operating  Expenses"  are  annualized  expenses  based on anticipated  fees and expenses  payable by the Fund through the fiscal year ending October 31, 2008.

(8)  "Other  Expenses"  include other  ordinary  operating  expenses of the Fund including  administrative  services  fees which are  permitted  to be up to
     0.25%  with  respect to Class A, Class R and  Institutional  Service  Class
     shares. The full 0.25% in administrative  services fees is not reflected in
     "Other  Expenses"  at  this  time  because  the  Fund  does  not  currently anticipate selling its shares to intermediaries that charge the full amount permitted during the current fiscal year. The amount currently reflected in
     "Other  Expenses"  for  administrative  services  fees is 0.06% for Class A shares, 0.20% for Class R Shares and 0.00% for Institutional  Service Class
     Shares. If the maximum amount of administrative services fees were charged, the "Net Annual Fund Operating Expenses" would be higher.

(9)  The Trust and the Adviser  have entered  into a written  contract  limiting operating expenses to 1.44% for Class A, 2.19% for Class B, 2.19% for Class
     C, 1.69% for Class R, 1.19% for Institutional  Service Class, and 1.19% for
     Institutional Class at least through February 28, 2009. This limit excludes certain Fund  expenses,  including  any taxes,  interest,  brokerage  fees,
     short-sale   dividend  expenses,   Acquired  Fund  Fees  and  Expenses  and
     administrative  services  fees.  The Trust is  authorized  to reimburse the
     Adviser  for  management  fees  previously   limited  and/or  for  expenses
     previously paid by the Adviser,  provided,  however that any reimbursements must be paid at a date not more than three  years  after the fiscal year in which the  Adviser  limited the fees or  reimbursed  the  expenses  and the reimbursements  do not cause the Fund to exceed the expense  limitation  in the agreement at the time the expenses are waived.

SECTION 1 ABERDEEN HEALTH SCIENCES FUND

OBJECTIVE

The Health Sciences Fund seeks long-term capital appreciation.

PRINCIPAL STRATEGIES

As a non-fundamental  policy,  under normal  circumstances,  the Health Sciences
Fund  invests at least 80% of the value of its net  assets in equity  securities issued by U.S. and foreign  companies  (including  those  located in  developing markets countries with business operations in or related to health sciences.  If the Health  Sciences  Fund  changes its 80%  investment  policy,  it will notify shareholders  at least 60 days before the change and will change the name of the
Health  Sciences  Fund.  A  health  sciences  company  is one  that  focuses  on maintaining  or improving  one's quality of life through  research,  development and/or distribution of products or services related to medicine, pharmaceuticals or personal health care.

A company that is eligible for investment by the Health  Sciences Fund typically derives at least 50% of its revenues, net income or assets from health sciences.
The Health Sciences Fund is nondiversified, and may invest a significant portion of its assets in the securities of a single issuer or a small number of issuers.
The Health  Sciences Fund also  concentrates at least 25% of its total assets in at least one or more of the following industry groups:

     o    biotechnology;

     o    health care;

     o    medical services and devices;

     o    medical supplies; and

     o    pharmaceuticals.

In analyzing  specific  companies for possible  investment,  the Health Sciences
Fund's  portfolio  manager   ordinarily  looks  for  several  of  the  following
characteristics:

     o    above-average per share earnings growth;

     o    evidence of positive fundamental change;

     o    high return on invested capital;

     o    a healthy balance sheet;

     o    sound  financial  and  accounting   policies  and  overall   financial
          strength;

     o    strong competitive advantages;

     o    effective research, product development and marketing;

     o    strong management; and

     o    general operating  characteristics  that enable the company to compete successfully.

The Health  Sciences Fund may invest in health  sciences  companies of any size, including  established  large-cap  companies  that are expected to grow with the market and small-cap and mid-cap  companies that may offer strong  prospects for future  growth.  The equity  securities  in which the Health  Sciences  Fund may invest include common stock, preferred stock, securities convertible into common stock or securities  (or other  investments)  with prices linked to the value of common stocks, foreign investment funds or trusts and depository receipts,  that represent an ownership interest in the issuer.

The  portfolio  manager  considers  selling a security when any of these factors changes  materially or when an alternative  investment  provides more attractive risk/return characteristics.

PRINCIPAL RISKS

The Health  Sciences Fund cannot  guarantee  that it will achieve its investment objective.

As with any  fund,  the value of the  Health  Sciences  Fund's  investments--and therefore,  the value of  Health  Sciences  Fund  shares--may  fluctuate.  These changes may occur because of:

STOCK MARKET RISK - the Health  Sciences Fund could lose value if the individual stocks in which it invests or overall  stock  markets in which such stocks trade go down.

FOREIGN RISK - foreign securities may be more volatile, harder to price and less liquid than U.S.  securities.  These risks may be enhanced in developing  market countries.

SELECTION RISK - the portfolio  manager may select  securities that underperform the stock market,  the Goldman Sachs (GS) Healthcare  Index, or other funds with similar investment objectives and strategies.

SMALL- AND MID-CAP  SECURITIES  RISK - in general,  stocks of small- and mid-cap companies may be more volatile and less liquid than larger company stocks.

NON-DIVERSIFIED  FUND RISK - because  the Health  Sciences  Fund may hold larger positions in fewer securities than other funds, a single security's  increase or decrease in value may have a greater impact on the Health  Sciences Fund's value and total return.

CONCENTRATION  RISK - investing  25% or more of the Health  Sciences  Fund's net assets in a select  group of  companies  in  health  sciences  industries  could subject  the  Health  Sciences  Fund  to  greater  risk  of loss  and  could  be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and industries.

If the value of the Health Sciences Fund's  investments  goes down, you may lose money.

For additional  information regarding the above identified risks, see Section 2,
Fund Details:  Additional  Information about Investments,  Investment Techniques and Risks.

PERFORMANCE

Performance information is not available for the Health Sciences Fund because it is new.

FEES AND EXPENSES

This table  describes  the fees and  expenses  that you may pay when  buying and holding  shares of the Health  Science  Fund  depending  on the share  class you select.

---------------------------------------------------------------------------------------------------------------------------------
                                                       Fees and Expenses
---------------------------------------------------------------------------------------------------------------------------------
Shareholder Fees(Paid          CLASS        CLASS         CLASS         CLASS        INSTITUTIONAL          INSTITUTIONAL
Directly From Your               A            B             C             R          SERVICE                CLASS
Investment)(1)                 SHARES       SHARES        SHARES        SHARES       CLASS SHARES           SHARES
------------------------------ ------------ ------------- ------------- ------------ ---------------------- ---------------------
Maximum Sales Charge(Load)     5.75%(2)     None          None          None           None                   None
imposed upon purchases(as a
percentage of offering price)
------------------------------ ------------ ------------- ------------- ------------ ---------------------- ---------------------
Maximum Deferred Sales         None(3)      5.00%(4)      1.00%(5)      None           None                   None
Charge (Load)
(as a percentage of offering
or sale price, whichever is
less)
------------------------------ ------------ ------------- ------------- ------------ ---------------------- ---------------------
Redemption/Exchange Fee (as    2.00%        2.00%         2.00%         2.00%          2.00%                  2.00%
a percentage of amount
redeemed or exchanged)(6)
------------------------------ ------------ ------------- ------------- ------------ ---------------------- ---------------------
ANNUAL FUND OPERATING
EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)(7)
------------------------------ ------------ ------------- ------------- ------------ ---------------------- ---------------------
Management Fees                0.90%        0.90%         0.90%         0.90%          0.90%                  0.90%
------------------------------ ------------ ------------- ------------- ------------ ---------------------- ---------------------
Distribution and/or Service    0.25%        1.00%         1.00%         0.50%          None                   None
(12b-1) Fees
------------------------------ ------------ ------------- ------------- ------------ ---------------------- ---------------------
Other Expenses(8)              0.47%        0.36%         0.36%         0.56%          0.36%                  0.36%
------------------------------ ------------ ------------- ------------- ------------ ---------------------- ---------------------
Acquired Fund Fees and         0.00%        0.00%         0.00%         0.00%          0.00%                  0.00%
Expenses(9)
------------------------------ ------------ ------------- ------------- ------------ ---------------------- ---------------------
TOTAL ANNUAL FUND OPERATING    1.62%        2.26%         2.26%         1.96%          1.26%                  1.26%
EXPENSES
------------------------------ ------------ ------------- ------------- ------------ ---------------------- ---------------------
Less: Amount of Fee            0.00%        0.00%         0.00%         0.00%          0.00%                  0.00%
Limitations/Expense
Reimbursements(10)
------------------------------ ------------ ------------- ------------- ------------ ---------------------- ---------------------
NET ANNUAL FUND OPERATING      1.62%        2.26%         2.26%         1.96%          1.26%                  1.26%
EXPENSES
------------------------------ ------------ ------------- ------------- ------------ ---------------------- ---------------------

EXAMPLE

This Example is intended to help you compare the cost of investing in the Health
Sciences Fund with the cost of investing in other mutual funds.

The Example  assumes that you invest $10,000 in the Health Sciences Fund for the time  periods  indicated  and then  sell all of your  shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                    1 YEAR     3 YEARS
------------------------------------------------ ---------- -----------
Class A shares*                                       $730      $1,057
------------------------------------------------ ---------- -----------
Class B shares                                        $729      $1,006
------------------------------------------------ ---------- -----------
Class C shares                                        $329        $706
------------------------------------------------ ---------- -----------
Class R shares                                        $199        $615
------------------------------------------------ ---------- -----------
Institutional Service Class shares                    $128        $400
------------------------------------------------ ---------- -----------
Institutional Class shares                            $128        $400
------------------------------------------------ ---------- -----------

* Assumes a CDSC does not apply.

You would pay the following  expenses on the same investment if you did not sell your shares**:

                                                    1 YEAR     3 YEARS
------------------------------------------------ ---------- -----------
Class B shares                                        $229        $706
------------------------------------------------ ---------- -----------
Class C shares                                        $229        $706
------------------------------------------------ ---------- -----------

**  Expenses  paid on the same  investment  in Class A (unless  your  shares are subject to a CDSC  applicable  to purchases  of  $1,000,000  or more),  Class R,
Institutional  Service  Class and  Institutional  Class  shares  do not  change, whether or not you sell your shares.

The Health  Sciences Fund does not apply sales  charges on reinvested  dividends and other  distributions.  If these sales charges  (loads) were  included,  your costs would be higher.

(1)  If  you  buy  and  sell  shares   through  a  broker  or  other   financial
     intermediary, the intermediary may charge a separate transaction fee.

(2)  The sales charge on  purchases  of Class A shares is reduced or  eliminated for  purchases  of $50,000 or more.  For more  information,  see Section 4,
     Investing with Aberdeen Funds: Choosing a Share Class--Reduction and Waiver
     of Class A Sales Charges.

(3)  A contingent deferred sales charge (CDSC) of up to 1% will apply to certain redemptions  of Class A Shares if purchased  without  sales charges and for which a finders fee was paid. See Section 4, Investing with Aberdeen Funds:
     Purchasing Class A Shares without a Sales Charge.

(4)  A CDSC  beginning at 5% and  declining to 1% is charged if you sell Class B shares within six years after  purchase.  Class B shares convert to Class A shares after you have held them for seven years.  See Section 4,  Investing with Aberdeen Funds: Choosing a Share Class--Class B Shares.

(5)  A CDSC of 1% is charged  if you sell  Class C shares  within the first year after purchase.  See Section 4, Investing with Aberdeen  Funds:  Choosing a
     Share Class--Class C Shares.

(6)  A  redemption/exchange  fee of 2% applies to shares  redeemed or  exchanged within 90  calendar  days after the date they were  purchased.  This fee is intended to discourage  frequent trading of Fund shares that can negatively affect the Fund's  performance.  The fee does not apply to shares purchased through  reinvested  dividends  or capital  gains or shares held in certain omnibus  accounts or  retirement  plans that cannot  implement the fee. See
     Section 4,  Investing with Aberdeen  Funds:  Selling  Shares--Exchange  and
     Redemption Fees.

(7)  The "Annual Fund  Operating  Expenses"  are  annualized  expenses  based on anticipated  fees and expenses  payable by the Fund through the fiscal year ending October 31, 2008.

(8)  "Other  Expenses"  include other  ordinary  operating  expenses of the Fund including  administrative  services  fees which are  permitted  to be up to
     0.25%  with  respect to Class A, Class R and  Institutional  Service  Class
     shares. The full 0.25% in administrative  services fees is not reflected in
     "Other  Expenses"  at  this  time  because  the  Fund  does  not  currently anticipate selling its shares to intermediaries that charge the full amount permitted during the current fiscal year. The amount currently reflected in
     "Other  Expenses"  for  administrative  services  fees is 0.11% for Class A shares, 0.20% for Class R Shares and 0.00% for Institutional  Service Class
     Shares. If the maximum amount of administrative services fees were charged, the "Net Annual Fund Operating Expenses" would be higher.

(9)  Reflects the Fund's  investment  in shares of one or more other  investment companies, as permitted by the Fund's policies.

(10) The Trust and the Adviser  have entered  into a written  contract  limiting operating expenses to 1.51% for Class A, 2.26% for Class B, 2.26% for Class
     C, 1.76% for Class R, 1.26% for Institutional  Service Class, and 1.26% for
     Institutional Class at least through February 28, 2009. This limit excludes certain Fund  expenses,  including  any taxes,  interest,  brokerage  fees,
     short-sale   dividend  expenses,   Acquired  Fund  Fees  and  Expenses  and
     administrative  services  fees.  The Trust is  authorized  to reimburse the
     Adviser  for  management  fees  previously   limited  and/or  for  expenses
     previously   paid  by  the  Adviser,   provided,   however  that  any  such
     reimbursements  must be paid at a date not more than three  years after the fiscal  year in  which  the  Adviser  limited  the fees or  reimbursed  the expenses and the reimbursements do not cause the Fund to exceed the expense limitation in the agreement at the time the expenses are waived.

SECTION 1 ABERDEEN NATURAL RESOURCES FUND

OBJECTIVE

The Natural Resources Fund seeks long-term capital growth.

PRINCIPAL STRATEGIES

As a non-fundamental  policy, under normal circumstances,  the Natural Resources
Fund  invests at least 80% of the value of its net  assets in equity  securities issued by U.S. and foreign  companies of any size  (including  those  located in
developing  market  countries)  with  business   operations  in  or  related  to
activities  in natural  resources  industries.  If the  Natural  Resources  Fund changes its 80% investment policy, it will notify  shareholders at least 60 days before the  change  and will  change  the name of the  Natural  Resources  Fund.
Natural  resources  are  materials  with  economic  value that are derived  from natural origins, such as energy sources, precious metals (e.g., gold, platinum),
non-precious  metals  (e.g.,  aluminum,   copper),  chemicals  and  other  basic
commodities.

A  company  that is  eligible  for  investment  by the  Natural  Resources  Fund typically  derives at least 50% of its  revenues,  net income or assets from the natural resources sector.  Companies in natural resources industries may include those that:

     o    participate in the discovery and development of natural resources;

     o    own or produce natural resources;

     o    engage in the transportation,  distribution,  or processing of natural resources;

     o    contribute  new  technologies  for the  production or efficient use of
          natural   resources,   such  as   systems   for   energy   conversion,
          conservation, and pollution control;

     o    provide  related  services  such as mining,  drilling,  chemicals  and related parts and equipment;

     o    provide  services/equipment  that aid the  production,  processing  or transportation of a resource (energy, agriculture, metals); and

     o    would have related investments such as drilling rigs, oil tankers, any oil field service  company,  engineering and  construction  companies, chemical companies, fertilizer and ethanol.

The  Natural  Resources  Fund is  nondiversified,  and may invest a  significant portion of its assets in the  securities of a single issuer or a small number of issuers.  The Fund also  concentrates at least 25% of its net assets in at least one or more of the following industry groups:

     o    agricultural products;

     o    alternative energy sources;

     o    base metal production;

     o    building materials;

     o    chemicals;

     o    coal;

     o    energy services and technology;

     o    environmental services;

     o    ferrous and nonferrous metals;

     o    forest products;

     o    gold and other precious metals;

     o    integrated oil;

     o    steel and iron ore production;

     o    oil and gas exploration and production;

     o    paper products; and

     o    real estate.

The  portfolio  managers  aim to provide  strong  performance  by  investing  in companies they believe:

     o    have the potential to deliver unexpected earnings growth and

     o    have prospects for earnings growth that the market has underestimated.

The Natural  Resources  Fund may invest in natural  resources  companies  of any size, including  established  large-cap companies that are expected to grow with the market and small-cap and mid-cap  companies that may offer strong  prospects for future growth. The equity securities in which the Natural Resources Fund may invest include common stock, preferred stock, securities convertible into common stock or securities  (or other  investments)  with prices linked to the value of common stocks, foreign investment funds or trusts and depository receipts,  that represent an ownership interest in the issuer.

The portfolio managers maintain a strong selling discipline by:

     o    reviewing  securities  for  potential  sale  if the  price  reaches  a predetermined level;

     o    evaluating  a security  within  the  context  of  applicable  historic trends; and

     o    focusing on both economic and specific news about the security.

The Natural Resources Fund may invest in derivatives. A derivative is a contract whose value is based on the performance of an underlying  financial asset, index or economic measure. In pursuing its investment objective, the Natural Resources
Fund also may invest in  commodity-linked  derivatives  that provide exposure to natural resources. A commodity linked derivative is an investment that is linked to, and,  therefore,  provides  exposure to, the investment  returns of physical assets that trade in the commodities  markets without actually investing in such physical assets themselves. The value of a commodity-linked derivative typically is based on the  price  movements  of the  physical  commodities  to which it is linked or to a commodity  index that  measures the value of  commodities  or the commodities markets.

PRINCIPAL RISKS

The Natural  Resources Fund cannot guarantee that it will achieve its investment objective.

As with any fund,  the value of the Natural  Resources  Fund's  investments--and therefore,  the value of Natural  Resources Fund  shares--may  fluctuate.  These changes may occur because of:

STOCK  MARKET  RISK  - the  Natural  Resources  Fund  could  lose  value  if the individual  stocks in which it invests or  overall  stock  markets in which such stocks trade go down.

FOREIGN RISK - foreign securities may be more volatile, harder to price and less liquid than U.S.  securities.  These risks may be enhanced in developing  market countries.

SELECTION RISK - the portfolio  managers may select securities that underperform the stock market, the Goldman Sachs (GS) Natural Resources Index, or other funds with similar investment objectives and strategies.

SMALL- AND MID-CAP  SECURITIES  RISK - in general,  stocks of small-and  mid-cap companies may be more volatile and less liquid than larger company stocks.

NONDIVERSIFIED  FUND RISK - because the Natural  Resources  Fund may hold larger positions in fewer securities than other funds, a single security's  increase or decrease  in value may have a greater  impact on the  Natural  Resources  Fund's value and total return.

CONCENTRATION  RISK - investing 25% or more of the Natural  Resources Fund's net assets in a select  group of  companies in natural  resources  industries  could subject  the  Natural  Resources  Fund to  greater  risk of loss  and  could  be considerably more volatile than a broad-based market index or other mutual funds that are diversified across a greater number of securities and industries.

DERIVATIVES  RISK - the  risk  of  disproportionately  increased  losses  and/or reduced opportunities for gains when the financial asset or measure to which the derivative is linked changes in unexpected ways.

If the value of the Natural Resources Fund's investments goes down, you may lose money.

For additional  information regarding the above identified risks, see Section 2,
Fund Details:  Additional  Information about Investments,  Investment Techniques and Risks.

PERFORMANCE

Performance  information is not available for the Natural Resources Fund because it is new.

FEES AND EXPENSES

This table  describes  the fees and  expenses  that you may pay when  buying and holding  shares of the Natural  Resources  Fund depending on the share class you select.

----------------------------------------------------------------------------------------------------------------------
                                                  Fees and Expenses
----------------------------------------------------------------------------------------------------------------------
Shareholder Fees(Paid           CLASS      CLASS       CLASS       CLASS      INSTITUTIONAL        INSTITUTIONAL
Directly From Your                A          B           C           R        SERVICE CLASS        CLASS
Investment)(1)                  SHARES     SHARES      SHARES      SHARES     SHARES               SHARES
------------------------------- ---------- ----------- ----------- ---------- -------------------- -------------------
Maximum Sales Charge(Load)      5.75%(2)   None        None        None          None                 None
imposed upon purchases(as a
percentage of offering price)
------------------------------- ---------- ----------- ----------- ---------- -------------------- -------------------
Maximum Deferred Sales Charge   None(3)    5.00%(4)    1.00%(5)    None          None                 None
(Load) (as a percentage
of offering or sale price,
whichever is less)
------------------------------- ---------- ----------- ----------- ---------- -------------------- -------------------
Redemption/Exchange Fee (as a   2.00%      2.00%       2.00%       2.00%         2.00%                2.00%
percentage of amount redeemed
or exchanged)(6)
------------------------------- ---------- ----------- ----------- ---------- -------------------- -------------------
ANNUAL FUND OPERATING
EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)(7)
------------------------------- ---------- ----------- ----------- ---------- -------------------- -------------------
Management Fees                 0.70%      0.70%       0.70%       0.70%         0.70%                0.70%
------------------------------- ---------- ----------- ----------- ---------- -------------------- -------------------
Distribution and/or Service     0.25%      1.00%       1.00%       0.50%         None                 None
(12b-1) Fees
------------------------------- ---------- ----------- ----------- ---------- -------------------- -------------------
Other Expenses(8)               0.31%      0.28%       0.28%       0.48%         0.28%                0.28%
------------------------------- ---------- ----------- ----------- ---------- -------------------- -------------------
TOTAL ANNUAL FUND OPERATING     1.26%      1.98%       1.98%       1.68%         0.98%                0.98%
EXPENSES
------------------------------- ---------- ----------- ----------- ---------- -------------------- -------------------
Less: Amount of Fee             0.00%      0.00%       0.00%       0.00%         0.00%                0.00%
Limitations/Expense
Reimbursements (9)
------------------------------- ---------- ----------- ----------- ---------- -------------------- -------------------
NET ANNUAL FUND OPERATING       1.26%      1.98%       1.98%       1.68%         0.98%                0.98%
EXPENSES
------------------------------- ---------- ----------- ----------- ---------- -------------------- -------------------

EXAMPLE

This  Example is  intended  to help you  compare  the cost of  investing  in the
Natural Resources Fund with the cost of investing in other mutual funds.

The Example  assumes that you invest  $10,000 in the Natural  Resources Fund for the time periods  indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                    1 YEAR    3 YEARS
----------------------------------------------- ---------- ----------
Class A shares*                                      $696       $952
----------------------------------------------- ---------- ----------
Class B shares                                       $701       $921
----------------------------------------------- ---------- ----------
Class C shares                                       $301       $621
----------------------------------------------- ---------- ----------
Class R shares                                       $171       $530
----------------------------------------------- ---------- ----------
Institutional Service Class shares                   $100       $312
----------------------------------------------- ---------- ----------
Institutional Class shares                           $100       $312
----------------------------------------------- ---------- ----------
* Assumes a CDSC does not apply.

You would pay the following  expenses on the same investment if you did not sell your shares**:

                                                   1 YEAR     3 YEARS
----------------------------------------------- ---------- -----------
                                                     $201        $621
Class B shares
----------------------------------------------- ---------- -----------
                                                     $201        $621
Class C shares
----------------------------------------------- ---------- -----------

**  Expenses  paid on the same  investment  in Class A (unless  your  shares are subject to a CDSC  applicable  to purchases  of  $1,000,000  or more),  Class R,
Institutional  Service  Class and  Institutional  Class  shares  do not  change, whether or not you sell your shares.

The Natural Resources Fund does not apply sales charges on reinvested  dividends and other  distributions.  If these sales charges  (loads) were  included,  your costs would be higher.

(1)  If  you  buy  and  sell  shares   through  a  broker  or  other   financial
     intermediary, the intermediary may charge a separate transaction fee.

(2)  The sales charge on  purchases  of Class A shares is reduced or  eliminated for  purchases  of $50,000 or more.  For more  information,  see Section 4,
     Investing with Aberdeen Funds: Choosing a Share Class--Reduction and Waiver
     of Class A Sales Charges.

(3)  A contingent deferred sales charge (CDSC) of up to 1% will apply to certain redemptions  of Class A shares if purchased  without  sales charges and for which a finders fee was paid. See Section 4, Investing with Aberdeen Funds:
     Purchasing Class A Shares without a Sales Charge.

(4)  A CDSC  beginning at 5% and  declining to 1% is charged if you sell Class B shares within six years after  purchase.  Class B shares convert to Class A shares after you have held them for seven years.  See Section 4,  Investing with Aberdeen Funds: Choosing a Share Class--Class B Shares.

(5)  A CDSC of 1% is charged  if you sell  Class C shares  within the first year after purchase.  See Section 4, Investing with Aberdeen  Funds:  Choosing a
     Share Class--Class C Shares.

(6)  A  redemption/exchange  fee of 2% applies to shares  redeemed or  exchanged within 90  calendar  days after the date they were  purchased.  This fee is intended to discourage  frequent trading of Fund shares that can negatively affect the Fund's  performance.  The fee does not apply to shares purchased through  reinvested  dividends  or capital  gains or shares held in certain omnibus  accounts or  retirement  plans that cannot  implement the fee. See
     Section 4,  Investing with Aberdeen  Funds:  Selling  Shares--Exchange  and
     Redemption Fees.

(7)  The "Annual Fund  Operating  Expenses"  are  annualized  expenses  based on anticipated  fees and expenses  payable by the Fund through the fiscal year ending October 31, 2008.

(8)  "Other  Expenses"  include other  ordinary  operating  expenses of the Fund including  administrative  services  fees which are  permitted  to be up to
     0.25%  with  respect to Class A, Class R and  Institutional  Service  Class
     shares. The full 0.25% in administrative  services fees is not reflected in
     "Other  Expenses"  at  this  time  because  the  Fund  does  not  currently anticipate selling its shares to intermediaries that charge the full amount permitted during the current fiscal year. The amount currently reflected in
     "Other  Expenses"  for  administrative  services  fees is 0.03% for Class A shares, 0.20% for Class R Shares and 0.00% for Institutional  Service Class
     Shares. If the maximum amount of administrative services fees were charged, the "Net Annual Fund Operating Expenses" would be higher.

(9)  The Trust and the Adviser  have entered  into a written  contract  limiting operating expenses to 1.41% for Class A, 2.16% for Class B, 2.16% for Class
     C, 1.66% for Class R, 1.16% for Institutional  Service Class, and 1.16% for
     Institutional Class at least through February 28, 2009. This limit excludes certain Fund  expenses,  including  any taxes,  interest,  brokerage  fees,
     short-sale   dividend  expenses,   Acquired  Fund  Fees  and  Expenses  and
     administrative  services  fees.  The Trust is  authorized  to reimburse the
     Adviser  for  management  fees  previously   limited  and/or  for  expenses
     previously paid by the Adviser,  provided,  however that any reimbursements must be paid at a date not more than three  years  after the fiscal year in which the  Adviser  limited the fees or  reimbursed  the  expenses  and the reimbursements  do not cause the Fund to exceed the expense  limitation  in the agreement at the time the expenses are waived.

SECTION 1 ABERDEEN TECHNOLOGY AND COMMUNICATIONS FUND

OBJECTIVE

The Technology and Communications Fund seeks long-term capital appreciation.

PRINCIPAL STRATEGIES

As a  non-fundamental  policy,  under normal  circumstances,  the Technology and
Communications  Fund  invests  at least  80% of the  value of its net  assets in equity securities issued by U.S. and foreign companies  (including those located in  developing  market  countries)  with  business  operations  in or related to technology or communications.  If the Technology and Communications Fund changes its 80% investment  policy, it will notify  shareholders at least 60 days before the change and will change the name of the Technology and Communications Fund. A technology  or  communications  company  is one,  for  example,  that  develops, produces  or  distributes  technology  or  communications  products  or services
including   products  or   services   related  to   computers,   semiconductors,
electronics, communications, health care or biotechnology.

A company that is eligible for investment by the  Technology and  Communications
Fund typically  derives at least 50% of its revenues,  net income or assets from the technology or communications sectors.  Technology and communications sectors
include  technology  or  communications  hardware  and  equipment;   information
technology; software services; technology or communications consulting services;
consumer electronics; internet infrastructure;  semiconductors and semiconductor equipment; defense technology; and broadcasting. The Fund is nondiversified, and may invest a  significant  portion of its assets in the  securities  of a single issuer or a small number of issuers.  The Fund also concentrates at least 25% of its  total  assets in at least one or more of the  technology  or  communication sectors described above.

In analyzing  specific  companies for possible  investment,  the  Technology and
Communications  Fund's  portfolio  manager  ordinarily  looks for several of the following characteristics:

     o    above-average per share earnings growth;

     o    high return on invested capital;

     o    a healthy balance sheet;

     o    sound  financial  and  accounting   policies  and  overall   financial
          strength;

     o    differentiated competitive advantages;

     o    effective research, product development and marketing;

     o    development of new technologies;

     o    efficient service and strong management;

     o    pricing power;

     o    reasonable valuation; and

     o    general operating  characteristics  that enable the company to compete successfully.

The   Technology   and   Communications   Fund  may  invest  in  technology  and
communications  companies of any size, including established large-cap companies that are expected to grow with the market and  small-cap  and mid-cap  companies that may offer strong  prospects  for future  growth.  The equity  securities in which the  Technology and  Communications  Fund may invest include common stock, preferred  stock,  securities  convertible  into common stock or securities  (or other  investments)  with prices linked to the value of common  stocks,  foreign investment funds or trusts and depository receipts,  that represent an ownership interest in the issuer.

The  portfolio  manager  considers  selling a security when any of these factors changes  materially or when an alternative  investment  provides more attractive risk/return characteristics.

PRINCIPAL RISKS

The Technology and Communications Fund cannot guarantee that it will achieve its investment objective.

As with  any  fund,  the  value  of the  Technology  and  Communications  Fund's investments--and  therefore,  the value of Technology  and  Communications  Fund shares--may fluctuate. These changes may occur because of:

STOCK MARKET RISK - the Technology and  Communications  Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

FOREIGN RISK - foreign securities may be more volatile, harder to price and less liquid than U.S.  securities.  These risks may be enhanced in developing  market countries.

SELECTION RISK - the portfolio  manager may select  securities that underperform the stock market, the Goldman Sachs Technology Composite Index(R) (GSTI(R)),  or
other funds with similar investment objectives and strategies.

SMALL- AND MID-CAP  SECURITIES  RISK - in general,  stocks of small-and  mid-cap companies may be more volatile and less liquid than larger company stocks.

NONDIVERSIFIED  FUND RISK - because the Technology and  Communications  Fund may hold larger positions in fewer securities than other funds, a single  security's increase or decrease in value may have a greater  impact on the  Technology  and
Communications Fund's value and total return.

CONCENTRATION  RISK - investing 25% or more of the Technology and Communications
Fund's  net  assets  in  a  select  group  of  companies   in   technology   and
communications  industries could subject the Technology and Communications  Fund to  greater  risk of  loss  and  could  be  considerably  more  volatile  than a broad-based  market index or other mutual  funds that are  diversified  across a greater number of securities and industries.

If the value of the Technology and Communications  Fund's investments goes down, you may lose money.

For additional  information regarding the above identified risks, see Section 2,
Fund Details:  Additional  Information about Investments,  Investment Techniques and Risks.

PERFORMANCE

Performance  information is not available for the Technology and  Communications
Fund because it is new.

FEES AND EXPENSES

This table  describes  the fees and  expenses  that you may pay when  buying and holding shares of the Technology and Communications  Fund depending on the share class you select.

------------------------------------------------------------------------------------------------------------------------------
                                                      Fees and Expenses
------------------------------------------------------------------------------------------------------------------------------
                                       CLASS       CLASS       CLASS      CLASS       INSTITUTIONAL       INSTITUTIONAL
Shareholder Fees(Paid Directly From      A           B           C          R         SERVICE CLASS       CLASS
Your Investment)(1)                    SHARES      SHARES      SHARES     SHARES      SHARES              SHARES
-------------------------------------- ----------- ----------- ---------- ----------- ------------------- --------------------
Maximum Sales Charge(Load) imposed     5.75%(2)    None        None       None           None                None
upon purchases(as a percentage of
offering price)
-------------------------------------- ----------- ----------- ---------- ----------- ------------------- --------------------
Maximum Deferred Sales Charge (Load)   None(3)     5.00%(4)    1.00%(5)   None           None                None
(as a percentage of offering or
sale price, whichever is less)
-------------------------------------- ----------- ----------- ---------- ----------- ------------------- --------------------
Redemption/Exchange Fee (as a          2.00%       2.00%       2.00%      2.00%          2.00%               2.00%
percentage of amount redeemed or
exchanged)(6)
-------------------------------------- ----------- ----------- ---------- ----------- ------------------- --------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM
FUND ASSETS)(7)
-------------------------------------- ----------- ----------- ---------- ----------- ------------------- --------------------
Management Fees                       0.88%       0.88%       0.88%      0.88%          0.88%               0.88%
-------------------------------------- ----------- ----------- ---------- ----------- ------------------- --------------------
Distribution and/or Service (12b-1)    0.25%       1.00%       1.00%      0.50%          None                None
Fees
-------------------------------------- ----------- ----------- ---------- ----------- ------------------- --------------------
Other Expenses(8)                      0.55%       0.48%       0.48%      0.68%          0.48%               0.48%
-------------------------------------- ----------- ----------- ---------- ----------- ------------------- --------------------
TOTAL ANNUAL FUND OPERATING EXPENSES   1.68%       2.36%       2.36%      2.06%          1.36%               1.36%
-------------------------------------- ----------- ----------- ---------- ----------- ------------------- --------------------
Less: Amount of Fee                    0.00%       0.00%       0.00%      0.00%          0.00%               0.00%
Limitations/Expense Reimbursements
(9)
-------------------------------------- ----------- ----------- ---------- ----------- ------------------- --------------------
NET ANNUAL FUND OPERATING EXPENSES     1.68%       2.36%       2.36%      2.06%          1.36%               1.36%
-------------------------------------- ----------- ----------- ---------- ----------- ------------------- --------------------

EXAMPLE

This  Example is  intended  to help you  compare  the cost of  investing  in the
Technology  and  Communications  Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Technology and Communications
Fund for the time periods  indicated and then sell all of your shares at the end of those  periods.  It assumes a 5% return each year,  no change in expenses and the expense limitations for one year only (if applicable).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                               1 YEAR     3 YEARS
------------------------------------------- ---------- -----------
Class A shares*                                  $736      $1,074
------------------------------------------- ---------- -----------
Class B shares                                   $739      $1,036
------------------------------------------- ---------- -----------
Class C shares                                   $339        $736
------------------------------------------- ---------- -----------
Class R shares                                   $209        $646
------------------------------------------- ---------- -----------
Institutional Service Class shares               $138        $431
------------------------------------------- ---------- -----------
Institutional Class shares                       $138        $431
------------------------------------------- ---------- -----------

* Assumes a CDSC does not apply.

You would pay the following  expenses on the same investment if you did not sell your shares**:

                                               1 YEAR     3 YEARS
------------------------------------------- ---------- -----------
                                                 $239        $736
Class B shares
------------------------------------------- ---------- -----------
                                                 $239        $736
Class C shares
------------------------------------------- ---------- -----------

**  Expenses  paid on the same  investment  in Class A (unless  your  shares are subject to a CDSC  applicable  to purchases  of  $1,000,000  or more),  Class R,
Institutional  Service  Class and  Institutional  Class  shares  do not  change, whether or not you sell your shares.

The  Technology  and  Communications  Fund  does  not  apply  sales  charges  on reinvested  dividends and other  distributions.  If these sales charges  (loads)
were included, your costs would be higher.

(1)  If  you  buy  and  sell  shares   through  a  broker  or  other   financial
     intermediary, the intermediary may charge a separate transaction fee.

(2)  The sales charge on  purchases  of Class A shares is reduced or  eliminated for  purchases  of $50,000 or more.  For more  information,  see Section 4,
     Investing with Aberdeen Funds: Choosing a Share Class--Reduction and Waiver
     of Class A Sales Charges.

(3)  A contingent deferred sales charge (CDSC) of up to 1% will apply to certain redemptions  of Class A shares if purchased  without  sales charges and for which a finders fee was paid. See Section 4, Investing with Aberdeen Funds:
     Purchasing Class A Shares without a Sales Charge.

(4)  A CDSC  beginning at 5% and  declining to 1% is charged if you sell Class B shares within six years after  purchase.  Class B shares convert to Class A shares after you have held them for seven years.  See Section 4,  Investing with Aberdeen Funds: Choosing a Share Class--Class B Shares.

(5)  A CDSC of 1% is charged  if you sell  Class C shares  within the first year after purchase.  See Section 4, Investing with Aberdeen  Funds:  Choosing a
     Share Class--Class C Shares.

(6)  A  redemption/exchange  fee of 2% applies to shares  redeemed or  exchanged within 90  calendar  days after the date they were  purchased.  This fee is intended to discourage  frequent trading of Fund shares that can negatively affect the Fund's  performance.  The fee does not apply to shares purchased through  reinvested  dividends  or capital  gains or shares held in certain omnibus  accounts or  retirement  plans that cannot  implement the fee. See
     Section 4,  Investing with Aberdeen  Funds:  Selling  Shares--Exchange  and
     Redemption Fees.

(7)  The "Annual Fund  Operating  Expenses"  are  annualized  expenses  based on anticipated  fees and expenses  payable by the Fund through the fiscal year ending October 31, 2008.

(8)  "Other  Expenses"  include other  ordinary  operating  expenses of the Fund including  administrative  services  fees which are  permitted  to be up to
     0.25%  with  respect to Class A, Class R and  Institutional  Service  Class
     shares. The full 0.25% in administrative  services fees is not reflected in
     "Other  Expenses"  at  this  time  because  the  Fund  does  not  currently anticipate selling its shares to intermediaries that charge the full amount permitted during the current fiscal year. The amount currently reflected in
     "Other  Expenses"  for  administrative  services  fees is 0.07% for Class A shares, 0.20% for Class R Shares and 0.00% for Institutional  Service Class
     Shares. If the maximum amount of administrative services fees were charged, the "Net Annual Fund Operating Expenses" would be higher.

(9)  The Trust and the Adviser  have entered  into a written  contract  limiting operating expenses to 1.63% for Class A, 2.38% for Class B, 2.38% for Class
     C, 1.88% for Class R, 1.38% for Institutional  Service Class, and 1.38% for
     Institutional Class at least through February 28, 2009. This limit excludes certain Fund  expenses,  including  any taxes,  interest,  brokerage  fees,
     short-sale   dividend  expenses,   Acquired  Fund  Fees  and  Expenses  and
     administrative  services  fees.  The Trust is  authorized  to reimburse the
     Adviser  for  management  fees  previously   limited  and/or  for  expenses
     previously paid by the Adviser,  provided,  however that any reimbursements must be paid at a date not more than three  years  after the fiscal year in which the  Adviser  limited the fees or  reimbursed  the  expenses  and the reimbursements  do not cause the Fund to exceed the expense  limitation  in the agreement at the time the expenses are waived.

SECTION 1 ABERDEEN GLOBAL UTILITIES FUND

OBJECTIVE

The Utilities Fund seeks long-term capital growth.

PRINCIPAL STRATEGIES

As a  non-fundamental  policy,  under normal  circumstances,  the Utilities Fund invests at least 80% of the value of its net assets in equity  securities issued by U.S. and foreign  companies  (including  those located in  developing  market countries) with business operations in or related to utilities. If the Utilities
Fund changes its 80% investment policy, it will notify  shareholders at least 60 days before the change and will change the name of the Utilities Fund. A utility company is one that is primarily  involved  in, or related to, the  ownership or operation of facilities  used to generate,  transmit or distribute  electricity, telecommunications,  gas or water. Under normal market conditions, the Fund will investment  significantly (at least 40%--unless market conditions are not deemed favorable  by the  Adviser in which case the Fund would  invest at least 30%) in companies  organized or having  their  principal  place of business  outside the
United  States or doing a  substantial  amount of  business  outside  the United
States.   Although  utility  companies  traditionally  have  paid  above-average dividends,  the  Utilities  Fund  instead will invest a portion of its assets in securities  that  emphasize  capital  appreciation  over  dividends  in order to produce an overall portfolio that generally  combines elements of both value and growth  styles.  A growth style is a style of investing in equity  securities of companies the Fund's management  believes have  above-average  rates of earnings growth and which  therefore  may  experience  above-average  increases  in stock price.  A value  style is a style of  investing  in equity  securities  that the
Fund's  management  believes are undervalued,  which means that their prices are less than Fund  management  believes  they are worth,  based on such  factors as price-to-book  ratio,  price-to-earnings  ratio and cash flow. Companies issuing such  securities  may be currently out of favor or  experiencing  poor operating conditions that Fund management believes to be temporary.

A company  that is eligible  for  investment  by the  Utilities  Fund  typically derives at least 50% of its  revenues,  net income or assets from the  utilities sector.  The  Utilities  Fund is  nondiversified,  and may invest a  significant portion of its assets in the  securities of a single issuer or a small number of issuers.  The Utilities Fund also concentrates at least 25% of its net assets in at least one or more of the following industry groups within this sector:

     o    energy sources;

     o    utility maintenance services;

     o    providers of utility infrastructure;

     o    cable television;

     o    radio;

     o    telecommunications services;

     o    transportation services; and

     o    water and sanitary services.

The  portfolio  manager  aims to provide  strong  performance  by  investing  in companies that the portfolio manager believes:

     o    have the potential to deliver unexpected earnings and

     o    whose prospects for earnings have been underestimated by the market.

Just as  importantly,  the portfolio  manager  attempts to avoid companies whose earnings are likely to fall short of expectations.

The  portfolio  manager  assesses  the  valuation  and  growth  rates  both of a particular  company and of its utility sector.  The portfolio  manager  conducts proprietary research in order to form an independent perspective that provides a basis for valuing stocks. By comparing the portfolio manager's own valuations of individual  companies to those of the market,  the portfolio  manager  pinpoints companies whose prospects appear different from the market's consensus.

The  Utilities  Fund may  invest in  utility  companies  of any size,  including established  large-cap  companies  that are expected to grow with the market and small-cap  and mid-cap  companies  that may offer  strong  prospects  for future growth.  The equity  securities in which the Utilities  Fund may invest  include common  stock,  preferred  stock,  securities  convertible  into common stock or securities  (or other  investments)  with  prices  linked to the value of common stocks,  foreign  investment  funds or  trusts  and  depository  receipts,  that represent an ownership  interest in the issuer.  The Utilities Fund also may use derivatives either as a substitute for taking a position in an underlying asset, to increase returns or as part of a hedging strategy. A derivative is a contract whose value is based on performance of an underlying  financial asset,  index or economic measure.

The  portfolio  manager  typically  sells  a  security  if it no  longer  offers potential for unexpected  earnings growth.  The portfolio  manager  specifically monitors:

     o    earnings revisions and surprises;

     o    stock price performance; and

     o    any  information  indicating  a change in the  industry  or  franchise assessment of a company.

The Adviser has selected  Gartmore  Global  Partners  ("GGP") as  subadviser  to manage the Utilities Fund's portfolio on a day-to-day basis.

PRINCIPAL RISKS

The  Utilities  Fund  cannot  guarantee  that it  will  achieve  its  investment objective.

As with any fund, the value of the Utilities Fund's investments--and  therefore, the value of  Utilities  Fund  shares--may  fluctuate.  These  changes may occur because of:

STOCK MARKET RISK - the Utilities Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

FOREIGN RISK - foreign securities may be more volatile, harder to price and less liquid than U.S.  securities.  These risks are  enhanced  in  developing  market countries.

NON-DIVERSIFIED FUND RISK - because the Utilities Fund may hold larger positions in fewer securities than other funds, a single  security's  increase or decrease in value may have a greater impact on the Fund's value and total return.

CONCENTRATION RISK - investing 25% or more of the Utilities Fund's net assets in a select group of companies in utilities and  utility-related  industries  could subject the  Utilities  Fund to greater  risk of loss and could be  considerably more  volatile  than a  broad-based  market index or other mutual funds that are diversified across a greater number of securities and industries.

DERIVATIVES  RISK - the  risk  of  disproportionately  increased  losses  and/or reduced opportunities for gains when the financial asset or measure to which the derivative is linked changes in unexpected ways.

SELECTION RISK - the portfolio  manager may select  securities that underperform the stock market,  the Utilities Fund's benchmark  indices,  or other funds with similar investment objectives and strategies.

SMALL- AND MID-CAP  SECURITIES  RISK - in general,  stocks of small-and  mid-cap companies may be more volatile and less liquid than larger company stocks.

If the value of the Utilities Fund's investments goes down, you may lose money.

For additional  information regarding the above identified risks, see Section 2,
Fund Details:  Additional  Information about Investments,  Investment Techniques and Risks.

PERFORMANCE

Performance  information  is not available for the Utilities  Fund because it is new.

FEES AND EXPENSES

This table  describes  the fees and  expenses  that you may pay when  buying and holding shares of the Utilities Fund depending on the share class you select.

---------------------------------------------------------------------------------------------------------------------------------
                                                       Fees and Expenses
---------------------------------------------------------------------------------------------------------------------------------
                                           CLASS       CLASS       CLASS      CLASS      INSTITUTIONAL        INSTITUTIONAL
Shareholder Fees(Paid Directly From Your     A           B           C          R        SERVICE CLASS        CLASS
Investment)(1)                             SHARES      SHARES      SHARES     SHARES     SHARES               SHARES
------------------------------------------ ----------- ---------- ----------- ---------- -------------------- -------------------
Maximum Sales Charge(Load) imposed upon    5.75%(2)    None       None        None          None                 None
purchases(as a percentage of offering
price)
------------------------------------------ ----------- ---------- ----------- ---------- -------------------- -------------------
Maximum Deferred Sales Charge (Load)       None(3)     5.00%(4)   1.00%(5)    None          None                 None
(as a percentage of offering or sale
price, whichever is less)
------------------------------------------ ----------- ---------- ----------- ---------- -------------------- -------------------
Redemption/Exchange Fee (as a percentage   2.00%       2.00%      2.00%       2.00%         2.00%                2.00%
of amount redeemed or exchanged)(6)
------------------------------------------ ----------- ---------- ----------- ---------- -------------------- -------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES
THAT ARE DEDUCTED FROM FUND ASSETS)(7)
------------------------------------------ ----------- ---------- ----------- ---------- -------------------- -------------------
Management Fees                            0.70%       0.70%      0.70%       0.70%         0.70%                0.70%
------------------------------------------ ----------- ---------- ----------- ---------- -------------------- -------------------
Distribution and/or Service (12b-1) Fees   0.25%       1.00%      1.00%       0.50%         None                 None
------------------------------------------ ----------- ---------- ----------- ---------- -------------------- -------------------
Other Expenses(8)                          0.54%       0.52%      0.52%       0.72%         0.52%                0.52%
------------------------------------------ ----------- ---------- ----------- ---------- -------------------- -------------------
TOTAL ANNUAL FUND OPERATING EXPENSES       1.49%       2.22%      2.22%       1.92%         1.22%                1.22%
------------------------------------------ ----------- ---------- ----------- ---------- -------------------- -------------------
Less: Amount of Fee Limitations/Expense    0.09%       0.09%      0.09%       0.09%         0.09%                0.09%
Reimbursements(9)
------------------------------------------ ----------- ---------- ----------- ---------- -------------------- -------------------
NET ANNUAL FUND OPERATING EXPENSES         1.40%       2.13%      2.13%       1.83%         1.13%                1.13%
------------------------------------------ ----------- ---------- ----------- ---------- -------------------- -------------------

EXAMPLE

This  Example is  intended  to help you  compare  the cost of  investing  in the
Utilities Fund with the cost of investing in other mutual funds.

The Example  assumes that you invest  $10,000 in the Utilities Fund for the time periods  indicated and then sell all of your shares at the end of those periods.
It  assumes a 5%  return  each  year,  no change  in  expenses  and the  expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                   1 YEAR     3 YEARS
----------------------------------------------- ---------- -----------
Class A shares*                                      $709      $1,011
----------------------------------------------- ---------- -----------
Class B shares                                       $716        $986
----------------------------------------------- ---------- -----------
Class C shares                                       $316        $686
----------------------------------------------- ---------- -----------
Class R shares                                       $186        $594
----------------------------------------------- ---------- -----------
Institutional Service Class shares                   $115        $378
----------------------------------------------- ---------- -----------
Institutional Class shares                           $115        $378
----------------------------------------------- ---------- -----------

* Assumes a CDSC does not apply.

You would pay the following  expenses on the same investment if you did not sell your shares**:

                                                   1 YEAR     3 YEARS
----------------------------------------------- ---------- -----------
Class B shares                                       $216        $686
----------------------------------------------- ---------- -----------
Class C shares                                       $216        $686
----------------------------------------------- ---------- -----------

**  Expenses  paid on the same  investment  in Class A (unless  your  shares are subject to a CDSC  applicable  to purchases  of  $1,000,000  or more),  Class R,
Institutional  Service  Class and  Institutional  Class  shares  do not  change, whether or not you sell your shares.

The  Utilities  Fund does not apply sales  charges on  reinvested  dividends and other  distributions.  If these sales charges (loads) were included,  your costs would be higher.

(1)  If  you  buy  and  sell  shares   through  a  broker  or  other   financial
     intermediary, the intermediary may charge a separate transaction fee.

(2)  The sales charge on  purchases  of Class A shares is reduced or  eliminated for  purchases  of $50,000 or more.  For more  information,  see Section 4,
     Investing with Aberdeen Funds: Choosing a Share Class--Reduction and Waiver
     of Class A Sales Charges.

(3)  A contingent deferred sales charge (CDSC) of up to 1% will apply to certain redemptions  of Class A shares if purchased  without  sales charges and for which a finders fee was paid. See Section 4, Investing with Aberdeen Funds:
     Purchasing Class A Shares without a Sales Charge.

(4)  A CDSC  beginning at 5% and  declining to 1% is charged if you sell Class B shares within six years after  purchase.  Class B shares convert to Class A shares after you have held them for seven years.  See Section 4,  Investing with Aberdeen Funds: Choosing a Share Class--Class B Shares.

(5)  A CDSC of 1% is charged  if you sell  Class C shares  within the first year after purchase.  See Section 4, Investing with Aberdeen  Funds:  Choosing a
     Share Class--Class C Shares.

(6)  A  redemption/exchange  fee of 2% applies to shares  redeemed or  exchanged within 90  calendar  days after the date they were  purchased.  This fee is intended to discourage  frequent trading of Fund shares that can negatively affect the Fund's  performance.  The fee does not apply to shares purchased through  reinvested  dividends  or capital  gains or shares held in certain omnibus  accounts or  retirement  plans that cannot  implement the fee. See
     Section 4,  Investing with Aberdeen  Funds:  Selling  Shares--Exchange  and
     Redemption Fees.

(7)  The "Annual Fund  Operating  Expenses"  are  annualized  expenses  based on anticipated  fees and expenses  payable by the Fund through the fiscal year ending October 31, 2008.

(8)  "Other  Expenses"  include other  ordinary  operating  expenses of the Fund including  administrative  services  fees which are  permitted  to be up to
     0.25%  with  respect to Class A, Class R and  Institutional  Service  Class
     shares. The full 0.25% in administrative  services fees is not reflected in
     "Other  Expenses"  at  this  time  because  the  Fund  does  not  currently anticipate selling its shares to intermediaries that charge the full amount permitted during the current fiscal year. The amount currently reflected in
     "Other  Expenses"  for  administrative  services  fees is 0.02% for Class A shares, 0.20% for Class R Shares and 0.00% for Institutional  Service Class
     Shares. If the maximum amount of administrative services fees were charged, the "Net Annual Fund Operating Expenses" would be higher.

(9)  The Trust and the Adviser  have entered  into a written  contract  limiting operating expenses to 1.38% for Class A, 2.13% for Class B, 2.13% for Class
     C, 1.63% for Class R, 1.13% for Institutional  Service Class, and 1.13% for
     Institutional Class at least through February 28, 2009. This limit excludes certain Fund  expenses,  including  any taxes,  interest,  brokerage  fees,
     short-sale   dividend  expenses,   Acquired  Fund  Fees  and  Expenses  and
     administrative  services  fees.  The Trust is  authorized  to reimburse the
     Adviser  for  management  fees  previously   limited  and/or  for  expenses
     previously paid by the Adviser,  provided,  however that any reimbursements must be paid at a date not more than three  years  after the fiscal year in which the  Adviser  limited the fees or  reimbursed  the  expenses  and the reimbursements  do not cause the Fund to exceed the expense  limitation  in the agreement at the time the expenses are waived.

SECTION 1 ABERDEEN SMALL CAP FUND

OBJECTIVE

The Small Cap Fund seeks long-term capital appreciation.

PRINCIPAL STRATEGIES

As a  non-fundamental  policy,  under normal  circumstances,  the Small Cap Fund invests at least 80% of the value of its net assets in equity  securities issued by small-cap companies.  If the Small Cap Fund changes its 80% investment policy it will notify  shareholders  at least 60 days before the change and will change the name of the Small Cap Fund. The Small Cap Fund considers small cap companies to be companies that have market  capitalizations  similar to those of companies included in the Russell 2000(R)Index,  ranging from $27 million to $5.02 billion as of August  31,  2007.  The Fund also may  invest in  foreign  securities  and securities of larger  companies.  Equity  securities in which the Small Cap Fund may invest include common stock preferred stock,  foreign  investments  funds or trusts and  depository  receipts,  that  represent an ownership  interest in the issuer.

The Small Cap Fund's management  considers many factors in selecting  securities for  investment,  including  measures  of  earnings  momentum,  relative  value, management  action and price trend.  The portfolio  managers focus on securities that exhibit some or all of the following characteristics:

     o    attractive  valuation and near-term  strength of business (e.g., based on estimate revisions and earnings surprises);

     o    long-term growth prospects of the company and its industry;

     o    level of duress a company is experiencing;

     o    price-to-earnings ratio and price-to-free cash flow ratio that, in the team's opinion, reflect the best standards of value; and

     o    quality of earnings.

The Small Cap Fund's management considers selling a security when:

     o    a company's market capitalization exceeds the benchmark capitalization range;

     o    long-term growth prospects deteriorate;

     o    more compelling investment values are identified;

     o    near-term  reported or pre-announced  earnings are  disappointing  and recurring; or

     o    the stock  attains  full  valuation  relative  to  stocks  of  similar companies or reaches the team's price target.

While  the  Small  Cap Fund may sell a  security  if its  market  capitalization exceeds the definition of small-cap  company,  it is not required to sell solely because of that fact.

The Small Cap Fund may invest without limit in initial public offerings ("IPOs")
of small-cap  companies,  although such IPOs may not be available for investment by the Small Cap Fund or the impact of any such IPO would be uncertain.

The Small Cap Fund may invest in exchange  traded funds (ETFs) at times when the
Fund has large cash  inflows  and the  manager is not able to be fully  directly invested in securities of small companies due to market action.

The Fund is  actively  managed.  As such,  the  Fund  may  have  high  portfolio turnover. The portfolio turnover rate for the Fund may exceed 100% per year.

PRINCIPAL RISKS

The  Small  Cap  Fund  cannot  guarantee  that it will  achieve  its  investment objective.

As with any fund, the value of the Small Cap Fund's investments--and  therefore, the value of Small  Cap Fund  shares--may  fluctuate.  These  changes  may occur because of:

STOCK MARKET RISK - the Small Cap Fund could lose value if the individual stocks in which it invests or overall stock markets in which such stocks trade go down.

SELECTION RISK - the portfolio  managers may select securities that underperform the stock market, the Russell 2000 Index, or other funds with similar investment objectives and strategies.

SMALL-CAP RISK - results from investing in stocks of smaller companies.  Smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Therefore, they generally involve greater risk.

FOREIGN RISK - is the risk that foreign securities may be more volatile,  harder to price and less liquid than U.S. securities.

INITIAL PUBLIC OFFERING RISK - availability of IPOs may be limited and the Small
Cap Fund may not be able to buy any shares at the offering  price, or may not be able to buy as many shares at the offering price as it would like. Further,  IPO prices often are subject to greater and more  unpredictable  price  changes than more established stocks.

PORTFOLIO  TURNOVER  - the Small Cap Fund may  engage  in  active  and  frequent trading of portfolio  securities.  A higher  portfolio  turnover rate  increases transaction  costs and as a result  may  adversely  impact  the Small Cap Fund's performance and may:

     o    increase share price volatility and

     o    result in additional tax consequences for Small Cap Fund shareholders.

EXCHANGE-TRADED   FUNDS   RISK  -  the  risk   associated   with  a   particular
exchange-traded fund (ETF) corresponds closely to the risk of the asset subclass the  Small  Cap Fund is  tracking.  An ETF will  perform  well when the index it tracks is making gains,  but may perform poorly when that index is falling.  The
Small  Cap Fund  will also bear a pro rata  portion  of the ETF's  expenses.  In addition,  some ETFs are more  thinly  traded than  others,  which could make it difficult to sell at the desired price, especially in a market downturn.

If the value of the Small Cap Fund's investments goes down, you may lose money.

For additional  information regarding the above identified risks, see Section 2,
Fund Details:  Additional  Information about Investments,  Investment Techniques and Risks.

PERFORMANCE

Performance  information  is not  available for the Small Cap Fund because it is new.

FEES AND EXPENSES

This table  describes  the fees and expenses you may pay when buying and holding shares of the Small Cap Fund depending on the share class you select.

---------------------------------------------------------------------------------------------------------------------------
                                                    Fees and Expenses
---------------------------------------------------------------------------------------------------------------------------
                                                                                           INSTITUTIONAL
                                      CLASS        CLASS         CLASS        CLASS        SERVICE         INSTITUTIONAL
Shareholder Fees (Paid Directly         A            B             C            R          CLASS           CLASS
From Your Investment)(1)              SHARES       SHARES        SHARES       SHARES       SHARES          SHARES
------------------------------------- ------------ ------------- ------------ ------------ ---------------- ---------------
Maximum Sales Charge(Load) imposed    5.75%(2)     None          None         None            None            None
upon purchases(as a percentage of
offering price)
------------------------------------- ------------ ------------- ------------ ------------ ---------------- ---------------
Maximum Deferred Sales Charge         None(3)      5.00%(4)      1.00%(5)     None            None            None
(Load) (as a percentage of offering
or sale price, whichever is less)
------------------------------------- ------------ ------------- ------------ ------------ ---------------- ---------------
Redemption/Exchange Fee (as a         2.00%        2.00%         2.00%        2.00%           2.00%           2.00%
percentage of amount redeemed or
exchanged)(6)
------------------------------------- ------------ ------------- ------------ ------------ ---------------- ---------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM
FUND ASSETS)(7)
------------------------------------- ------------ ------------- ------------ ------------ ---------------- ---------------
Management Fees                       0.81%        0.81%         0.81%        0.81%           0.81%           0.81%
------------------------------------- ------------ ------------- ------------ ------------ ---------------- ---------------
Distribution and/or Service (12b-1)   0.25%        1.00%         1.00%        0.50%           None            None
Fees
------------------------------------- ------------ ------------- ------------ ------------ ---------------- ---------------
Other Expenses(8)                     0.25%        0.20%         0.20%        0.40%           0.30%           0.20%
------------------------------------- ------------ ------------- ------------ ------------ ---------------- ---------------
Acquired Fund Fees and Expenses(9)    0.00%        0.00%         0.00%        0.00%           0.00%           0.00%
------------------------------------- ------------ ------------- ------------ ------------ ---------------- ---------------
TOTAL ANNUAL FUND OPERATING EXPENSES  1.31%        2.01%         2.01%        1.71%           1.11%           1.01%
------------------------------------- ------------ ------------- ------------ ------------ ---------------- ---------------
Less: Amount of Fee Limitation        0.00%        0.00%         0.00%        0.00%           0.00%           0.00%
Expense Reimbursement (10)
------------------------------------- ------------ ------------- ------------ ------------ ---------------- ---------------
NET ANNUAL FUND OPERATING EXPENSES    1.31%        2.01%         2.01%        1.71%           1.11%           1.01%
------------------------------------- ------------ ------------- ------------ ------------ ---------------- ---------------

EXAMPLE

This  Example is intended to help you compare the cost of investing in the Small
Cap Fund with the cost of investing in other mutual funds.

The Example  assumes that you invest  $10,000 in the Small Cap Fund for the time periods  indicated and then sell all of your shares at the end of those periods.
It  assumes a 5%  return  each  year,  no change  in  expenses  and the  expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                              1 YEAR     3 YEARS
------------------------------------------ ---------- -----------
Class A shares*                                 $701        $966
------------------------------------------ ---------- -----------
Class B shares                                  $704        $930
------------------------------------------ ---------- -----------
Class C shares                                  $304        $630
------------------------------------------ ---------- -----------
Class R shares                                  $174        $539
------------------------------------------ ---------- -----------
Institutional Service Class shares              $113        $353
------------------------------------------ ---------- -----------
Institutional Class shares                      $103        $322
------------------------------------------ ---------- -----------

* Assumes a CDSC does not apply.

You would pay the following  expenses on the same investment if you did not sell your shares**:

                                              1 YEAR     3 YEARS
------------------------------------------ ---------- -----------
                                                $204        $630
Class B shares
------------------------------------------ ---------- -----------
                                                $204        $630
Class C shares
------------------------------------------ ---------- -----------

**  Expenses  paid on the same  investment  in Class A (unless  your  shares are subject to a CDSC  applicable  to purchases  of  $1,000,000  or more),  Class R,
Institutional  Service  Class and  Institutional  Class  shares  do not  change, whether or not you sell your shares.

The Small Cap Fund does not apply  sales  charges on  reinvested  dividends  and other  distributions.  If these sales charges (loads) were included,  your costs would be higher.

(1)  If  you  buy  and  sell  shares   through  a  broker  or  other   financial
     intermediary, the intermediary may charge a separate transaction fee.

(2)  The sales charge on  purchases  of Class A shares is reduced or  eliminated for  purchases  of $50,000 or more.  For more  information,  see Section 4,
     Investing with Aberdeen Funds: Choosing a Share Class--Reduction and Waiver
     of Class A Sales Charges.

(3)  A  contingent  deferred  sales  charge  (CDSC) of up to 0.50% will apply to certain  redemptions  of Class A shares if purchased  without sales charges and for which a  finders  fee was  paid.  See  Section  4,  Investing  with
     Aberdeen Funds: Purchasing Class A Shares without a Sales Charge.

(4)  A CDSC  beginning at 5% and  declining to 1% is charged if you sell Class B shares within six years after  purchase.  Class B shares convert to Class A shares after you have held them for seven years.  See Section 4,  Investing with Aberdeen Funds: Choosing a Share Class--Class B Shares.

(5)  A CDSC of 1% is charged  if you sell  Class C shares  within the first year after purchase.  See Section 4, Investing with Aberdeen  Funds:  Choosing a
     Share Class--Class C Shares.

(6)  A  redemption/exchange  fee of 2% applies to shares  redeemed or  exchanged within 90  calendar  days after the date they were  purchased.  This fee is intended to discourage  frequent trading of Fund shares that can negatively affect the Fund's  performance.  The fee does not apply to shares purchased through  reinvested  dividends  or capital  gains or shares held in certain omnibus  accounts or  retirement  plans that cannot  implement the fee. See
     Section 4,  Investing with Aberdeen  Funds:  Selling  Shares--Exchange  and
     Redemption Fees.

(7)  The "Annual Fund  Operating  Expenses"  are  annualized  expenses  based on anticipated  fees and expenses  payable by the Fund through the fiscal year ending October 31, 2008.

(8)  "Other  Expenses"  include other  ordinary  operating  expenses of the Fund including  administrative  services  fees which are  permitted  to be up to
     0.25%  with  respect to Class A, Class R and  Institutional  Service  Class
     shares.  The full 0.25% is not  reflected in "Other  Expenses" at this time because  the Fund  does not  currently  anticipate  selling  its  shares to intermediaries  that  charge the full amount  permitted  during the current fiscal  year.  The  amount  currently  reflected  in "Other  Expenses"  for administrative services fees is 0.05% for Class A shares, 0.20% for Class R
     Shares and 0.10% for  Institutional  Service Class  Shares.  If the maximum amount of administrative  services fees were charged,  the "Net Annual Fund
     Operating Expenses" would be higher.

(9)  Reflects the Fund's  anticipated  investment in shares of one or more other investment companies, as permitted by the Fund's policies.

(10) The Trust and the Adviser  have entered  into a written  contract  limiting operating expenses to 1.29% for Class A, 2.04% for Class B, 2.04% for Class
     C, 1.54% for Class R, 1.04% for Institutional  Service Class, and 1.04% for
     Institutional Class at least through February 28, 2009. This limit excludes certain Fund  expenses,  including  any taxes,  interest,  brokerage  fees,
     short-sale   dividend  expenses,   Acquired  Fund  Fees  and  Expenses  and
     administrative  services  fees.  The Trust is  authorized  to reimburse the
     Adviser  for  management  fees  previously   limited  and/or  for  expenses
     previously paid by the Adviser,  provided,  however that any reimbursements must be paid at a date not more than three  years  after the fiscal year in which the  Adviser  limited the fees or  reimbursed  the  expenses  and the reimbursements  do not cause the Fund to exceed the expense  limitation  in the agreement at the time the expenses are waived.

SECTION 1 ABERDEEN SMALL CAP OPPORTUNITIES FUND

OBJECTIVE

The Small Cap Opportunities Fund seeks long-term capital appreciation.

PRINCIPAL STRATEGIES

As  a  non-fundamental  policy,  under  normal  circumstances,   the  Small  Cap
Opportunities Fund invests at least 80% of the value of its net assets in equity securities issued by small-cap  companies.  If the Small Cap Opportunities  Fund changes its 80% investment  policy it will notify  shareholders at least 60 days before the change and will change the name of the Small Cap Opportunities  Fund.
The Small Cap  Opportunities  Fund considers small cap companies to be companies that have market  capitalizations  similar to those of companies included in the
Russell 2000(R)Index, ranging from $27 million to $5.02 billion as of August 31,
2007.  Equity  securities in which the Small Cap  Opportunities  Fund may invest include common stock,  preferred  stock and securities  convertible  into common stock or securities  (or other  investments)  with prices linked to the value of common stocks.

The Small Cap  Opportunities  Fund  invests  primarily  in the  common  stock of small-cap U.S.  companies in an attempt to provide  investors  with  potentially higher returns than a fund that invests  primarily in larger,  more  established companies.  The Small Cap  Opportunities  Fund does not  target  either a growth style or a value  style of  investing  specifically,  but rather  focuses on the broader  small-cap  market,  incorporating  elements  of both  growth  and value styles.

The Adviser uses quantitative  techniques incorporated into a multi-factor model that seeks to select  securities  with the potential for the highest  returns in the current  market  environment.  This model seeks to  capitalize on the theory that the financial  markets are dynamic and investment  opportunities  vary over time. In purchasing and selling  securities,  the Small Cap  Opportunities  Fund attempts to benefit from stock pricing anomalies based on various factors,  such as:

     o    book-to-price;

     o    earnings revisions;

     o    earnings quality;

     o    price momentum;

     o    cash flow changes; and

     o    market style trends.

While  the  Small  Cap  Opportunities  Fund may sell a  security  if its  market capitalization  exceeds the definition of small-cap company,  it is not required to sell solely because of that fact.

The Small Cap Opportunities  Fund also may use derivatives,  such as futures and options.  A derivative is a contract  whose value is based on  performance of an
underlying   financial  asset,   index  or  economic  measure.   The  Small  Cap
Opportunities  Fund may use  derivatives  either as a  substitute  for  taking a position in an  underlying  asset,  to increase  returns or as part of a hedging strategy.  In addition,  the Fund may engage in  securities  lending in order to generate additional income.

The Small Cap  Opportunities  Fund may invest  without  limit in initial  public offerings  ("IPOs")  of  small-cap  companies,  although  such  IPOs  may not be available for  investment by the Small Cap  Opportunities  Fund or the impact of any such IPO would be uncertain.

The Fund is  actively  managed.  As such,  the  Fund  may  have  high  portfolio turnover. The portfolio turnover rate for the Fund may exceed 100% per year.

PRINCIPAL RISKS

The Small Cap  Opportunities  Fund  cannot  guarantee  that it will  achieve its investment objective.

As  with  any  fund,   the  value  of  the   Small  Cap   Opportunities   Fund's
investments--and   therefore,   the  value  of  Small  Cap  Opportunities   Fund
shares--may fluctuate. These changes may occur because of:

STOCK  MARKET  RISK - the Small Cap  Opportunities  Fund could lose value if the individual  stocks in which it invests or  overall  stock  markets in which such stocks trade go down.

SELECTION RISK - the portfolio  manager may select  securities that underperform the stock  market,  the  Russell  2000(R)  Index,  or other  funds with  similar investment objectives and strategies.

SMALL-CAP RISK - results from investing in stocks of smaller companies.  Smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Therefore, they generally involve greater risk.

INITIAL PUBLIC OFFERING RISK - availability of IPOs may be limited and the Small
Cap Opportunities  Fund may not be able to buy any shares at the offering price, or may not be able to buy as many shares at the offering price as it would like.
Further,  IPO prices often are subject to greater and more  unpredictable  price changes than more established stocks.

DERIVATIVES RISK - derivatives can disproportionately increase losses and reduce opportunities  for gains when the  security  prices,  interest  rates,  currency values, or other such measures underlying derivatives change in unexpected ways.
They also present default risks if the  counterparty  to a derivatives  contract fails to fulfill its obligations to the Small Cap Opportunities Fund.

PORTFOLIO  TURNOVER - the Small Cap Opportunities  Fund may engage in active and frequent  trading of portfolio  securities.  A higher  portfolio  turnover  rate increases  transaction  costs and as a result  may  adversely  impact the Fund's performance and may:

     o    increase share price volatility and

     o    result in additional tax consequences for Fund shareholders.

SECURITIES  LENDING  RISK - the  risk  that  the  loaned  securities  may not be returned if the borrower or the lending agent  defaults.  The collateral is also subject to the risks of the securities in which it is invested.

If the value of the Small Cap  Opportunities  Fund's  investments goes down, you may lose money.

For additional  information regarding the above identified risks, see Section 2,
Fund Details:  Additional  Information about Investments,  Investment Techniques and Risks.

PERFORMANCE

Performance  information is not available for the Small Cap  Opportunities  Fund because it is new.

FEES AND EXPENSES

This table  describes  the fees and  expenses  that you may pay when  buying and holding shares of the Small Cap Opportunities  Fund depending on the share class you select.

-------------------------------- ------------ ------------ ----------- ---------- ----------------- -------------------
SHAREHOLDER FEES (PAID                                                            INSTITUTIONAL
INSTITUTIONAL DIRECTLY FROM      CLASS        CLASS        CLASS       CLASS      SERVICE           INSTITUTIONAL
CLASS SHARES YOUR                  A            B            C           R        CLASS             CLASS
INVESTMENT)(1)                   SHARES       SHARES       SHARES      SHARES     SHARES            SHARES
-------------------------------- ------------ ------------ ----------- ---------- ----------------- -------------------
Maximum Sales Charge (Load)       5.75%(2)    None         None         None           None               None
imposed upon purchases (as a
percentage of offering price)
-------------------------------- ------------ ------------ ----------- ---------- ----------------- -------------------
Maximum Deferred Sales Charge     None(3)     5.00%(4)     1.00%(5)     None           None               None
(Load) (as a percentage
of offering or sale price,
whichever is less)
-------------------------------- ------------ ------------ ----------- ---------- ----------------- -------------------
Redemption/Exchange Fee (as a     2.00%       2.00%        2.00%        2.00%          2.00%              2.00%
percentage of amount redeemed
or exchanged)(6)
-------------------------------- ------------ ------------ ----------- ---------- ----------------- -------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS) (7)
-------------------------------- ------------ ------------ ----------- ---------- ----------------- -------------------
Management Fees                   0.85%       0.85%        0.85%        0.85%          0.85%              0.85%
-------------------------------- ------------ ------------ ----------- ---------- ----------------- -------------------
Distribution and/or Service       0.25%       1.00%        1.00%        0.50%          None               None
(12b-1) Fees
-------------------------------- ------------ ------------ ----------- ---------- ----------------- -------------------
Other Expenses(8)                 0.28%       0.27%        0.27%        0.47%          0.27%              0.27%
-------------------------------- ------------ ------------ ----------- ---------- ----------------- -------------------
Total Annual Fund Operating
Expenses                          1.38%       2.12%        2.12%        1.82%          1.12%              1.12%
-------------------------------- ------------ ------------ ----------- ---------- ----------------- -------------------
Less: Amount of Fee               0.00%       0.00%        0.00%        0.00%          0.00%              0.00%
Limitations/Expense
Reimbursements(9)
-------------------------------- ------------ ------------ ----------- ---------- ----------------- -------------------
NET ANNUAL FUND OPERATING         1.38%       2.12%        2.12%        1.82%          1.12%              1.12%
EXPENSES
-------------------------------- ------------ ------------ ----------- ---------- ----------------- -------------------

EXAMPLE

This  Example is intended to help you compare the cost of investing in the Small
Cap Opportunities Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Small Cap Opportunities  Fund for the time  periods  indicated  and then sell all of your shares at the end of those  periods.  It assumes a 5% return each year, no change in expenses and the expense  limitations  for one year only (if  applicable).  Although  your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                      1 YEAR     3 YEARS
-------------------------------------------------- ---------- -----------
                                                        $707        $987
Class A shares*
-------------------------------------------------- ---------- -----------
                                                        $715        $964
Class B shares
-------------------------------------------------- ---------- -----------
                                                        $315        $664
Class C shares
-------------------------------------------------- ---------- -----------
                                                        $185        $573
Class R shares
-------------------------------------------------- ---------- -----------
                                                        $114        $356
Institutional Service Class shares
-------------------------------------------------- ---------- -----------
                                                        $114        $356
Institutional Class shares
-------------------------------------------------- ---------- -----------

* Assumes a CDSC does not apply.

You would pay the following  expenses on the same investment if you did not sell your shares**:

                                                      1 YEAR     3 YEARS
-------------------------------------------------- ---------- -----------
Class B shares                                          $215        $664
-------------------------------------------------- ---------- -----------
Class C shares                                          $215        $664
-------------------------------------------------- ---------- -----------

**  Expenses  paid on the same  investment  in Class A (unless  your  shares are subject to a CDSC  applicable  to purchases  of  $1,000,000  or more),  Class R,
Institutional  Service  Class and  Institutional  Class  shares  do not  change, whether or not you sell your shares.

The Small Cap  Opportunities  Fund does not apply  sales  charges on  reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

(1)  If  you  buy  and  sell  shares   through  a  broker  or  other   financial
     intermediary, the intermediary may charge a separate transaction fee.

(2)  The sales charge on  purchases  of Class A shares is reduced or  eliminated for  purchases  of $50,000 or more.  For more  information,  see Section 4,
     Investing with Aberdeen Funds: Choosing a Share Class--Reduction and Waiver
     of Class A Sales Charges.

(3)  A  contingent  deferred  sales  charge  (CDSC) of up to 1.00% will apply to certain  redemptions  of Class A shares if purchased  without sales charges and for which a  finders  fee was  paid.  See  Section  4,  Investing  with
     Aberdeen Funds: Choosing a Share Class--Purchasing Class A Shares without a
     Sales Charge.

(4)  A CDSC  beginning at 5% and  declining to 1% is charged if you sell Class B shares within six years after  purchase.  Class B shares convert to Class A shares after you have held them for seven years.  See Section 4,  Investing with Aberdeen Funds: Choosing a Share Class--Class B Shares.

(5)  A CDSC of 1% is charged  if you sell  Class C shares  within the first year after purchase.  See Section 4, Investing with Aberdeen  Funds:  Choosing a
     Share Class--Class C Shares.

(6)  A redemption/exchange  fee of 2.00% applies to shares redeemed or exchanged within 90  calendar  days after the date they were  purchased.  This fee is intended to discourage  frequent trading of Fund shares that can negatively affect the Fund's  performance.  The fee does not apply to shares purchased through  reinvested  dividends  or capital  gains or shares held in certain omnibus  accounts or  retirement  plans that cannot  implement the fee. See
     Section 4,  Investing with Aberdeen  Funds:  Selling  Shares--Exchange  and
     Redemption Fees.

(7)  The "Annual Fund  Operating  Expenses"  are  annualized  expenses  based on anticipated  fees and expenses  payable by the Fund through the fiscal year ending October 31, 2008.

(8)  "Other  Expenses"  include other  ordinary  operating  expenses of the Fund including  administrative  services  fees which are  permitted  to be up to
     0.25%  with  respect to Class A, Class R and  Institutional  Service  Class
     shares. The full 0.25% in administrative  services fees is not reflected in
     "Other  Expenses"  at  this  time  because  the  Fund  does  not  currently anticipate selling its shares to intermediaries that charge the full amount permitted during the current fiscal year. The amount currently reflected in
     "Other  Expenses"  for  administrative  services  fees is 0.01% for Class A shares, 0.20% for Class R Shares and 0.00% for Institutional  Service Class
     Shares. If the maximum amount of administrative services fees were charged, the "Net Annual Fund Operating Expenses" would be higher.

(9)  The Trust and the Adviser  have entered  into a written  contract  limiting operating expenses to 1.50% for Class A, 2.25% for Class B, 2.25% for Class
     C, 1.75% for Class R, 1.25% for Institutional  Service Class, and 1.25% for
     Institutional Class at least through February 28, 2009. This limit excludes certain Fund  expenses,  including  any taxes,  interest,  brokerage  fees,
     short-sale   dividend  expenses,   Acquired  Fund  Fees  and  Expenses  and
     administrative  services  fees.  The Trust is  authorized  to reimburse the
     Adviser  for  management  fees  previously   limited  and/or  for  expenses
     previously paid by the Adviser,  provided,  however that any reimbursements must be paid at a date not more than three  years  after the fiscal year in which the  Adviser  limited the fees or  reimbursed  the  expenses  and the reimbursements  do not cause the Fund to exceed the expense  limitation  in the agreement at the time the expenses are waived.

SECTION 1 ABERDEEN SMALL CAP GROWTH FUND

OBJECTIVE

The Small Cap Growth Fund seeks long-term capital appreciation.

PRINCIPAL STRATEGIES

As a non-fundamental  policy, under normal  circumstances,  the Small Cap Growth
Fund invests at least 80% of the value of its net assets in equity securities of small cap  companies  that, in the opinion of the  portfolio  managers,  exhibit characteristics  that are  consistent  with a growth style of investing.  If the
Small  Cap  Growth  Fund  changes  its 80%  investment  policy  it  will  notify shareholders  at least 60 days before the change and will change the name of the
Small  Cap  Growth  Fund.  A  growth  style is a style of  investing  in  equity securities of companies the Fund's management  believes have above-average rates of earnings growth and which therefore may experience above-average increases in stock  price.  The Small Cap Growth Fund  considers  small cap  companies  to be companies  that  have  market  capitalizations  similar  to those  of  companies included in the Russell 2000(R) Index, ranging from $27 million to $5.02 billion as of August 31, 2007. The Small Cap Growth Fund invests primarily in the common stock of  small-cap  U.S.  companies  in an attempt to  provide  investors  with potentially  higher returns than a fund that invests  primarily in larger,  more established companies.

In managing a diversified portfolio for the Small Cap Growth Fund, the portfolio managers use a multi-step  research and analysis process involving  quantitative screening measures followed by traditional  fundamental  analysis of a company's prospects. The portfolio managers focus on companies that exhibit some or all of the following characteristics:

     o    strong financial characteristics;

     o    superior products and services;

     o    solid management teams;

     o    strong relative revenue growth;

     o    strong relative earnings growth;

     o    positive expected earnings revisions;

     o    accelerating earnings or revenue growth;

     o    reasonable volume of trading in the market; and

     o    minimum price appreciation targets.

Although the Small Cap Growth Fund looks for  companies  with the  potential for strong earnings growth rates, some of the Fund's investments may be in companies that are  experiencing  losses.  There is no limit on the  length  of  operating history for the companies in which the Small Cap Growth Fund may invest.

Equity  securities in which the Small Cap Growth Fund may invest  include common
stock,   preferred  stock  and  securities  convertible  into  common  stock  or securities  (or other  investments)  with  prices  linked to the value of common stocks. The Small Cap Growth Fund also may use derivatives,  such as futures and options.  A derivative is a contract  whose value is based on  performance of an underlying financial asset, index or economic measure. The Small Cap Growth Fund may  use  derivatives  either  as a  substitute  for  taking  a  position  in an underlying  asset,  to  increase  returns or as part of a hedging  strategy.  In addition,  the  Fund may  engage  in  securities  lending  in order to  generate additional income.

The Small Cap Growth Fund's management considers selling a security when:

     o    the stock  attains  full  valuation  relative  to  stocks  of  similar companies or reaches the portfolio management team's price target;

     o    more compelling investment opportunities are identified;

     o    a company's market capitalization exceeds the benchmark capitalization range;

     o    any  change  in  company  fundamentals  occurs  from  the  time of the original investment; or

     o    deterioration  or  underperformance  of the stock's  market  valuation takes place.

While the Small Cap Growth Fund may sell a security if its market capitalization exceeds the definition of small-cap  company,  it is not required to sell solely because of that fact.

The Small Cap Growth Fund may invest without limit in initial  public  offerings
("IPOs") of small-cap  companies,  although  such IPOs may not be available  for investment by the Fund or the impact of any such IPO would be uncertain.

The Fund is  actively  managed.  As such,  the  Fund  may  have  high  portfolio turnover. The portfolio turnover rate for the Fund may exceed 100% per year.

PRINCIPAL RISKS

The Small Cap Growth Fund cannot  guarantee  that it will achieve its investment objective.

As with any fund,  the value of the Small  Cap  Growth  Fund's  investments--and therefore,  the value of Small Cap  Growth  Fund  shares--may  fluctuate.  These changes may occur because of:

STOCK MARKET RISK - the Small Cap Growth Fund could lose value if the individual stocks in which it invests or overall  stock  markets in which such stocks trade go down.

SELECTION RISK - the portfolio  managers may select securities that underperform the stock market,  the Russell  2000(R) Growth Index or other funds with similar investment objectives and strategies.

SMALL-CAP RISK - results from investing in stocks of smaller companies.  Smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Therefore, they generally involve greater risk.

INITIAL PUBLIC OFFERING RISK - availability of IPOs may be limited and the Small
Cap Growth Fund may not be able to buy any shares at the offering  price, or may not be able to buy as many  shares  at the  offering  price  as it  would  like.
Further,  IPO prices often are subject to greater and more  unpredictable  price changes than more established stocks.

GROWTH  STYLE RISK - over time,  a growth  investing  style may go in and out of favor, causing the Small Cap Growth Fund to sometimes  underperform other equity funds that use different  investing styles.  Growth stocks as a group may be out of favor and  underperform  the overall equity market for a long period of time, while the market concentrates on "value" stocks.

DERIVATIVES RISK -derivatives can disproportionately  increase losses and reduce opportunities  for gains when the  security  prices,  interest  rates,  currency values or other such measures underlying  derivatives change in unexpected ways.
They also present default risks if the  counterparty  to a derivatives  contract fails to fulfill its obligations to the Small Cap Growth Fund.

PORTFOLIO TURNOVER - the Small Cap Growth Fund may engage in active and frequent trading of portfolio  securities.  A higher  portfolio  turnover rate  increases transaction  costs and as a result  may  adversely  impact  the Small Cap Growth
Fund's performance and may:

     o    increase share price volatility and

     o    result in  additional  tax  consequences  for Small  Cap  Growth  Fund shareholders.

SECURITIES  LENDING  RISK - the  risk  that  the  loaned  securities  may not be returned if the borrower or the lending agent  defaults.  The collateral is also subject to the risks of the securities in which it is invested.

If the value of the Small Cap Growth Fund's  investments goes down, you may lose money.

For additional  information regarding the above identified risks, see Section 2,
Fund Details:  Additional  Information about Investments,  Investment Techniques and Risks.

PERFORMANCE

Performance  information  is not available for the Small Cap Growth Fund because it is new.

FEES AND EXPENSES

This table  describes  the fees and  expenses  that you may pay when  buying and holding  shares of the Small Cap Growth  Fund  depending  on the share class you select.

--------------------------------------------------------------------------------------------------------------
                                              Fees and Expenses
--------------------------------------------------------------------------------------------------------------
                                                                                    INST.
                                    CLASS        CLASS       CLASS      CLASS       SERVICE     INST.
Shareholder Fees(Paid Directly        A            B           C          R         CLASS       CLASS
From Your Investment)(1)            SHARES       SHARES      SHARES     SHARES      SHARES      SHARES
----------------------------------- ------------ ----------- ---------- ----------- ----------- --------------
Maximum Sales Charge(Load)          5.75%(2)     None        None       None        None        None
imposed upon purchases(as a
percentage of offering price)
----------------------------------- ------------ ----------- ---------- ----------- ----------- --------------
Maximum Deferred Sales              None(3)      5.00%(4)    1.00%(5)   None        None        None
Charge (Load) (as a percentage of
offering or sale price, whichever
is less)
----------------------------------- ------------ ----------- ---------- ----------- ----------- --------------
Redemption/Exchange Fee (as         2.00%        2.00%       2.00%      2.00%       2.00%       2.00%
a percentage of amount
redeemed or exchanged)(6)
----------------------------------- ------------ ----------- ---------- ----------- ----------- --------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)(7)
----------------------------------- ------------ ----------- ---------- ----------- ----------- --------------
Management Fees                     0.95%        0.95%       0.95%      0.95%       0.95%       0.95%
----------------------------------- ------------ ----------- ---------- ----------- ----------- --------------
Distribution and/or Service         0.25%        1.00%       1.00%      0.50%       None        None
(12b-1) Fees
----------------------------------- ------------ ----------- ---------- ----------- ----------- --------------
Other Expenses(8)                   0.27%        0.27%       0.27%      0.47%       0.27%       0.27%
----------------------------------- ------------ ----------- ---------- ----------- ----------- --------------
TOTAL ANNUAL FUND OPERATING         1.47%        2.22%       2.22%      1.92%       1.22%       1.22%
EXPENSES
----------------------------------- ------------ ----------- ---------- ----------- ----------- --------------
Less: Amount of Fee Limitations/    0.00%        0.00%       0.00%      0.00%       0.00%       0.00%
Expense Reimbursements(9)
----------------------------------- ------------ ----------- ---------- ----------- ----------- --------------
NET ANNUAL FUND OPERATING EXPENSES  1.47%        2.22%       2.22%      1.92%       1.22%       1.22%
----------------------------------- ------------ ----------- ---------- ----------- ----------- --------------

EXAMPLE

This  Example is intended to help you compare the cost of investing in the Small
Cap Growth Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Small Cap Growth Fund for the time  periods  indicated  and then  sell all of your  shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                            1 YEAR     3 YEARS
---------------------------------------- ---------- -----------
Class A shares*                               $716      $1,013
---------------------------------------- ---------- -----------
Class B shares                                $725        $994
---------------------------------------- ---------- -----------
Class C shares                                $325        $694
---------------------------------------- ---------- -----------
Class R shares                                $195        $603
---------------------------------------- ---------- -----------
Institutional Service Class shares            $124        $387
---------------------------------------- ---------- -----------
Institutional Class shares                    $124        $387
---------------------------------------- ---------- -----------

* Assumes a CDSC does not apply.

You would pay the following  expenses on the same investment if you did not sell your shares**:

                                            1 YEAR     3 YEARS
---------------------------------------- ---------- -----------
Class B shares                                $225        $694
---------------------------------------- ---------- -----------
Class C shares                                $225        $694
---------------------------------------- ---------- -----------

**  Expenses  paid on the same  investment  in Class A (unless  your  shares are subject to a CDSC  applicable  to purchases  of  $1,000,000  or more),  Class R,
Institutional  Service  Class and  Institutional  Class  shares  do not  change, whether or not you sell your shares.

The Small Cap Growth Fund does not apply sales charges on  reinvested  dividends and other  distributions.  If these sales charges  (loads) were  included,  your costs would be higher.

(1)  If  you  buy  and  sell  shares   through  a  broker  or  other   financial
     intermediary, the intermediary may charge a separate transaction fee.

(2)  The sales charge on  purchases  of Class A shares is reduced or  eliminated for  purchases  of $50,000 or more.  For more  information,  see Section 4,
     Investing with Aberdeen Funds: Choosing a Share Class--Reduction and Waiver
     of Class A Sales Charges.

(3)  A  contingent  deferred  sales  charge  (CDSC) of up to 1.00% will apply to certain  redemptions  of Class A shares if purchased  without sales charges and for which a  finders  fee was  paid.  See  Section  4,  Investing  with
     Aberdeen Funds: Choosing a Share Class--Purchasing Class A Shares without a
     Sales Charge.

(4)  A CDSC  beginning at 5% and  declining to 1% is charged if you sell Class B shares within six years after  purchase.  Class B shares convert to Class A shares after you have held them for seven years.  See Section 4,  Investing with Aberdeen Funds: Choosing a Share Class--Class B Shares.

(5)  A CDSC of 1% is charged  if you sell  Class C shares  within the first year after purchase.  See Section 4, Investing with Aberdeen  Funds:  Choosing a
     Share Class--Class C Shares.

(6)  A redemption/exchange  fee of 2.00% applies to shares redeemed or exchanged within 90  calendar  days after the date they were  purchased.  This fee is intended to discourage  frequent trading of Fund shares that can negatively affect the Fund's  performance.  The fee does not apply to shares purchased through  reinvested  dividends  or capital  gains or shares held in certain omnibus  accounts or  retirement  plans that cannot  implement the fee. See
     Section 4,  Investing with Aberdeen  Funds:  Selling  Shares--Exchange  and
     Redemption Fees.

(7)  The "Annual Fund  Operating  Expenses"  are  annualized  expenses  based on anticipated  fees and expenses  payable by the Fund through the fiscal year ending October 31, 2008.

(8)  "Other  Expenses"  include other  ordinary  operating  expenses of the Fund including  administrative  services  fees which are  permitted  to be up to
     0.25%  with  respect to Class A, Class R and  Institutional  Service  Class
     shares. The full 0.25% in administrative  services fees is not reflected in
     "Other  Expenses"  at  this  time  because  the  Fund  does  not  currently anticipate selling its shares to intermediaries that charge the full amount permitted during the current fiscal year. The amount currently reflected in
     "Other  Expenses"  for  administrative  services  fees is 0.00% for Class A shares, 0.20% for Class R Shares and 0.00% for Institutional  Service Class
     Shares. If the maximum amount of administrative services fees were charged, the "Net Annual Fund Operating Expenses" would be higher.

(9)  The Trust and the Adviser  have entered  into a written  contract  limiting operating expenses to 1.60% for Class A, 2.35% for Class B, 2.35% for Class
     C, 1.85% for Class R, 1.35% for Institutional  Service Class, and 1.35% for
     Institutional Class at least through February 28, 2009. This limit excludes certain Fund  expenses,  including  any taxes,  interest,  brokerage  fees,
     short-sale   dividend  expenses,   Acquired  Fund  Fees  and  Expenses  and
     administrative  services  fees.  The Trust is  authorized  to reimburse the
     Adviser  for  management  fees  previously   limited  and/or  for  expenses
     previously paid by the Adviser,  provided,  however that any reimbursements must be paid at a date not more than three  years  after the fiscal year in which the  Adviser  limited the fees or  reimbursed  the  expenses  and the reimbursements  do not cause the Fund to exceed the expense  limitation  in the agreement at the time the expenses are waived.

SECTION 1 ABERDEEN SMALL CAP VALUE FUND

OBJECTIVE

The Small Cap Value Fund seeks long-term capital appreciation.

PRINCIPAL STRATEGIES

As a non-fundamental  policy,  under normal  circumstances,  the Small Cap Value
Fund  invests at least 80% of the value of its net  assets in equity  securities issued by small-cap  companies  that, in the opinion of the portfolio  managers, exhibit  characteristics that are consistent with a value style of investing. If the  Small Cap Value  Fund  changes  its 80%  investment  policy it will  notify shareholders  at least 60 days before the change and will change the name of the
Small Cap Value Fund.  A value style of  investing  is a style of  investing  in equity  securities that the Fund's  management  believes are undervalued,  which means that their prices are less than Fund  management  believes they are worth, based on such factors as price-to-book ratio,  price-to-earnings  ratio and cash flow.  Companies  issuing  such  securities  may be  currently  out of  favor or experiencing  poor  operating  conditions  that Fund  management  believes to be temporary.  The  Small Cap  Value  Fund  considers  small  cap  companies  to be companies  that  have  market  capitalizations  similar  to those  of  companies included in the Russell 2000(R) Index, ranging from $27 million to $5.02 billion as of August 31, 2007. The Small Cap Value Fund invests  primarily in the common stock of  small-cap  U.S.  companies  in an attempt to  provide  investors  with potentially  higher returns than a fund that invests  primarily in larger,  more established companies.

In managing a diversified  portfolio for the Small Cap Value Fund, the portfolio managers use a multi-step  research and analysis process involving  quantitative screening measures followed by traditional  fundamental  analysis of a company's prospects.  The portfolio managers look at factors such as earnings momentum and relative value,  management  action and price trends when selecting  securities,
and  focus  on   companies   that   exhibit   some  or  all  of  the   following
characteristics:

     o    attractive  valuation and near-term  strength of business (e.g., based on estimate revisions and earnings surprises);

     o    long-term growth prospects of the company and its industry;

     o    level of duress a company  is  experiencing  relative  to its  stock's market price and market expectations;

     o    price-to-earnings ratio and price-to-free cash flow ratio that, in the team's opinion, reflect the best standards of value; and

     o    quality of earnings.

The Small Cap Value Fund may also invest in stocks that are not well  recognized and stocks of special situation  companies and turnarounds  (companies that have experienced  significant  business  problems  but which the  portfolio  managers believe have favorable prospects for recovery).  There is no limit on the length of  operating  history for the  companies  in which the Small Cap Value Fund may invest.

Equity  securities in which the Small Cap Value Fund may invest  include  common
stock,   preferred  stock  and  securities  convertible  into  common  stock  or securities  (or other  investments)  with  prices  linked to the value of common stocks.  The Small Cap Value Fund also may use derivatives,  such as futures and options.  A derivative is a contract  whose value is based on  performance of an underlying  financial asset, index or economic measure. The Small Cap Value Fund may  use  derivatives  either  as a  substitute  for  taking  a  position  in an underlying  asset,  to  increase  returns  or as  part  of a  hedging  strategy.
Furthermore,  the Small  Cap Value  Fund may  invest in real  estate  investment trusts ("REITs"). In addition, the Small Cap Value Fund may engage in securities lending in order to generate additional income.

The Small Cap Value Fund's management considers selling a security when:

     o    long-term growth prospects deteriorate;

     o    more compelling investment values are identified;

     o    near-term  reported or  pre-announced  earnings are  disappointing  or recurring; or

     o    the stock  attains  full  valuation  relative  to  stocks  of  similar companies or reaches the team's price target.

While  the  Small  Cap  Value  Fund  may  also  sell a  security  if its  market capitalization exceeds the definition of small-cap companies, it is not required to sell solely because of that fact.

The Small Cap Value Fund may invest  without limit in initial  public  offerings
("IPOs") of small-cap  companies,  although  such IPOs may not be available  for investment  by the Small Cap Value  Fund or the  impact of any such IPO would be uncertain.

The Fund is  actively  managed.  As such,  the  Fund  may  have  high  portfolio turnover. The portfolio turnover rate for the Fund may exceed 100% per year.

PRINCIPAL RISKS

The Small Cap Value Fund cannot  guarantee  that it will achieve its  investment objective.

As with any fund,  the value of the  Small  Cap  Value  Fund's  investments--and therefore,  the value of Small  Cap  Value  Fund  shares--may  fluctuate.  These changes may occur because of:

STOCK MARKET RISK - the Small Cap Value Fund could lose value if the  individual stocks in which it invests or overall  stock  markets in which such stocks trade go down.

SELECTION RISK - the portfolio  managers may select securities that underperform the stock market,  the Russell  2000(R) Value Index, or other funds with similar investment objectives and strategies.

SMALL-CAP RISK - results from investing in stocks of smaller companies.  Smaller companies are usually less stable in price and less liquid than those of larger, more established companies. Therefore, they generally involve greater risk.

INITIAL PUBLIC OFFERING RISK - availability of IPOs may be limited and the Small
Cap Value Fund may not be able to buy any shares at the offering  price,  or may not be able to buy as many  shares  at the  offering  price  as it  would  like.
Further,  IPO prices often are subject to greater and more  unpredictable  price changes than more established stocks.

SPECIAL  SITUATION  COMPANIES RISK - special  situation  companies are companies that may be involved in acquisitions,  consolidations,  mergers, reorganizations or other unusual  developments  that can affect a company's market value. If the anticipated  benefits of the  developments  ultimately do not  materialize,  the value of a special situation company may decline.

VALUE  STYLE  RISK - over  time,  a value  investing  style may go in and out of favor,  causing the Small Cap Value Fund to sometimes  underperform other equity funds that use different investing styles. Value stocks as a group may be out of favor and  underperform  the  overall  equity  market for a long period of time, while the market concentrates on "growth" stocks.

DERIVATIVES RISK - derivatives can disproportionately increase losses and reduce opportunities  for gains when the  security  prices,  interest  rates,  currency values or other such measures underlying  derivatives change in unexpected ways.
They also present default risks if the  counterparty  to a derivatives  contract fails to fulfill its obligations to the Small Cap Value Fund.

PORTFOLIO  TURNOVER - the Small Cap Value Fund may engage in active and frequent trading of portfolio  securities.  A higher  portfolio  turnover rate  increases transaction  costs  and as a result  may  adversely  impact  the Small Cap Value
Fund's performance and may:

     o    increase share price volatility and

     o    result in  additional  tax  consequences  for  Small  Cap  Value  Fund shareholders.

REIT RISK - the risk  associated  with direct  ownership of real estate and with the real estate industry in general.  These risks include  possible  declines in the value of real estate,  possible lack of  availability  of mortgage funds and unexpected  vacancies of properties.  REITs that invest in real estate mortgages are subject to prepayment risk.

SECURITIES  LENDING  RISK - the  risk  that  the  loaned  securities  may not be returned if the borrower or the lending agent  defaults.  The collateral is also subject to the risks of the securities in which it is invested.

If the value of the Small Cap Value Fund's  investments  goes down, you may lose money.

For additional  information regarding the above identified risks, see Section 2,
Fund Details:  Additional  Information about Investments,  Investment Techniques and Risks.

PERFORMANCE

Performance information is not available for the Small Cap Value Fund because it is new.

FEES AND EXPENSES

This table  describes  the fees and  expenses  that you may pay when  buying and holding  shares of the Small Cap Value  Fund  depending  on the share  class you select.

--------------------------------------------------------------------------------------------------------------
                                              Fees and Expenses
--------------------------------------------------------------------------------------------------------------
                                                                                    INST.
                                    CLASS        CLASS       CLASS      CLASS       SERVICE     INST.
Shareholder Fees(Paid Directly        A            B           C          R         CLASS       CLASS
From Your Investment)(1)            SHARES       SHARES      SHARES     SHARES      SHARES      SHARES
----------------------------------- ------------ ----------- ---------- ----------- ----------- --------------
Maximum Sales Charge(Load)          5.75%(2)     None        None       None        None        None
imposed upon purchases(as a
percentage of offering price)
----------------------------------- ------------ ----------- ---------- ----------- ----------- --------------
Maximum Deferred Sales              None(3)      5.00%(4)    1.00%(5)   None        None        None
Charge (Load) (as a percentage of
offering or sale price, whichever
is less)
----------------------------------- ------------ ----------- ---------- ----------- ----------- --------------
Redemption/Exchange Fee (as         2.00%        2.00%       2.00%      2.00%       2.00%       2.00%
a percentage of amount
redeemed or exchanged)(6)
----------------------------------- ------------ ----------- ---------- ----------- ----------- --------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)(7)
----------------------------------- ------------ ----------- ---------- ----------- ----------- --------------
Management Fees                     0.95%        0.95%       0.95%      0.95%       0.95%       0.95%
----------------------------------- ------------ ----------- ---------- ----------- ----------- --------------
Distribution and/or Service         0.25%        1.00%       1.00%      0.50%       None        None
(12b-1) Fees
----------------------------------- ------------ ----------- ---------- ----------- ----------- --------------
Other Expenses(8)                   0.28%        0.27%       0.27%      0.47%       0.27%       0.27%
----------------------------------- ------------ ----------- ---------- ----------- ----------- --------------
TOTAL ANNUAL FUND OPERATING         1.48%        2.22%       2.22%      1.92%       1.22%       1.22%
EXPENSES
----------------------------------- ------------ ----------- ---------- ----------- ----------- --------------
Less: Amount of Fee Limitations/    0.00%        0.00%       0.00%      0.00%       0.00%       0.00%
Expense Reimbursements(9)
----------------------------------- ------------ ----------- ---------- ----------- ----------- --------------
NET ANNUAL FUND OPERATING EXPENSES  1.48%        2.22%       2.22%      1.92%       1.22%       1.22%
----------------------------------- ------------ ----------- ---------- ----------- ----------- --------------

EXAMPLE

This  Example is intended to help you compare the cost of investing in the Small
Cap Value Fund with the cost of investing in other mutual funds.

The Example  assumes that you invest $10,000 in the Small Cap Value Fund for the time  periods  indicated  and then  sell all of your  shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                         1 YEAR     3 YEARS
----------------------------------------------------- ---------- -----------
                                                           $717       $1016
Class A shares*
----------------------------------------------------- ---------- -----------
                                                           $725        $994
Class B shares
----------------------------------------------------- ---------- -----------
                                                           $325        $694
Class C shares
----------------------------------------------------- ---------- -----------
                                                           $195        $603
Class R shares
----------------------------------------------------- ---------- -----------
                                                           $124        $387
Institutional Service Class shares
----------------------------------------------------- ---------- -----------
                                                           $124        $387
Institutional Class shares
----------------------------------------------------- ---------- -----------

* Assumes a CDSC does not apply.

You would pay the following  expenses on the same investment if you did not sell your shares**:

                                                         1 YEAR     3 YEARS
----------------------------------------------------- ---------- -----------
                                                           $225        $694
Class B shares
----------------------------------------------------- ---------- -----------
                                                           $225        $694
Class C shares
----------------------------------------------------- ---------- -----------

**  Expenses  paid on the same  investment  in Class A (unless  your  shares are subject to a CDSC  applicable  to purchases  of  $1,000,000  or more),  Class R,
Institutional  Service  Class and  Institutional  Class  shares  do not  change, whether or not you sell your shares.

The Small Cap Value Fund does not apply sales  charges on  reinvested  dividends and other  distributions.  If these sales charges  (loads) were  included,  your costs would be higher.

(1)  If  you  buy  and  sell  shares   through  a  broker  or  other   financial
     intermediary, the intermediary may charge a separate transaction fee.

(2)  The sales charge on  purchases  of Class A shares is reduced or  eliminated for  purchases  of $50,000 or more.  For more  information,  see Section 4,
     Investing with Aberdeen Funds: Choosing a Share Class--Reduction and Waiver
     of Class A Sales Charges.

(3)  A  contingent  deferred  sales  charge  (CDSC) of up to 1.00% will apply to certain  redemptions  of Class A shares if purchased  without sales charges and for which a  finders  fee was  paid.  See  Section  4,  Investing  with
     Aberdeen Funds: Choosing a Share Class--Purchasing Class A Shares without a
     Sales Charge.

(4)  A CDSC  beginning at 5% and  declining to 1% is charged if you sell Class B shares within six years after  purchase.  Class B shares convert to Class A shares after you have held them for seven years.  See Section 4,  Investing with Aberdeen Funds: Choosing a Share Class--Class B Shares.

(5)  A CDSC of 1% is charged  if you sell  Class C shares  within the first year after purchase.  See Section 4, Investing with Aberdeen  Funds:  Choosing a
     Share Class--Class C Shares.

(6)  A redemption/exchange  fee of 2.00% applies to shares redeemed or exchanged within 90  calendar  days after the date they were  purchased.  This fee is intended to discourage  frequent trading of Fund shares that can negatively affect the Fund's  performance.  The fee does not apply to shares purchased through  reinvested  dividends  or capital  gains or shares held in certain omnibus  accounts or  retirement  plans that cannot  implement the fee. See
     Section 4,  Investing with Aberdeen  Funds:  Selling  Shares--Exchange  and
     Redemption Fees.

(7)  The "Annual Fund  Operating  Expenses"  are  annualized  expenses  based on anticipated  fees and expenses  payable by the Fund through the fiscal year ending October 31, 2008.

(8)  "Other  Expenses"  include other  ordinary  operating  expenses of the Fund including  administrative  services  fees which are  permitted  to be up to
     0.25%  with  respect to Class A, Class R and  Institutional  Service  Class
     shares. The full 0.25% in administrative  services fees is not reflected in
     "Other  Expenses"  at  this  time  because  the  Fund  does  not  currently anticipate selling its shares to intermediaries that charge the full amount permitted during the current fiscal year. The amount currently reflected in
     "Other  Expenses"  for  administrative  services  fees is 0.01% for Class A shares, 0.20% for Class R Shares and 0.00% for Institutional  Service Class
     Shares. If the maximum amount of administrative services fees were charged, the "Net Annual Fund Operating Expenses" would be higher.

(9)  The Trust and the Adviser  have entered  into a written  contract  limiting operating expenses to 1.60% for Class A, 2.35% for Class B, 2.35% for Class
     C, 1.85% for Class R, 1.35% for Institutional  Service Class, and 1.35% for
     Institutional Class at least through February 28, 2009. This limit excludes certain Fund  expenses,  including  any taxes,  interest,  brokerage  fees,
     short-sale   dividend  expenses,   Acquired  Fund  Fees  and  Expenses  and
     administrative  services  fees.  The Trust is  authorized  to reimburse the
     Adviser  for  management  fees  previously   limited  and/or  for  expenses
     previously paid by the Adviser,  provided,  however that any reimbursements must be paid at a date not more than three  years  after the fiscal year in which the  Adviser  limited the fees or  reimbursed  the  expenses  and the reimbursements  do not cause the Fund to exceed the expense  limitation  in the agreement at the time the expenses are waived.

SECTION 1 ABERDEEN TAX-FREE INCOME FUND

OBJECTIVE

The  Tax-Free  Fund seeks as high a level of current  income that is exempt from federal income taxes as is consistent  with  preserving  capital by investing in investment grade municipal obligations.

PRINCIPAL STRATEGIES
As a fundamental policy, under normal  circumstances,  the Tax-Free Fund invests at least 80% of the value of its net  assets in  investment  grade  fixed-income securities that qualify as municipal  obligations.  These obligations are issued by states, U.S. territories and their political subdivisions,  such as counties, cities and towns.  The Tax-Free Fund may also invest in other types of municipal obligations,  including  tax-exempt  zero-coupon  securities  and  floating- and variable-rate  bonds,  and may invest up to 20% of its net  assets in  municipal securities whose interest income is treated as a preference item for purposes of the federal  alternative  minimum tax. In selecting  securities for the Tax-Free
Fund, the Tax-Free  Fund's  management  employs an  opportunistic  approach that takes advantage of changing  market  conditions.  The Tax-Free Fund's  manager's process focuses on credit market, sector, security and yield curve analysis.

A security may be sold to take  advantage of more favorable  opportunities.  The
Tax-Free  Fund may, but is not  required to, sell a security  whose rating falls below investment grade.

PRINCIPAL RISKS

The  Tax-Free  Fund  cannot  guarantee  that  it  will  achieve  its  investment objective.

As with any fund, the value of the Tax-Free Fund's  investments--and  therefore, the value of  Tax-Free  Fund  shares--may  fluctuate.  These  changes  may occur because of:

INTEREST  RATE  RISK -  generally,  when  interest  rates  go up,  the  value of fixed-income securities goes down.

CREDIT RISK - a municipal  issuer may be unable to pay the interest or principal when due. This risk is more  pronounced  with  high-yield  bonds and other lower rated securities.

SELECTION RISK - the portfolio  manager may select  securities that underperform the  markets,  the  relevant  indices  or other  funds with  similar  investment objectives and strategies.

PREPAYMENT RISK - certain bonds will be paid off by the issuer more quickly than anticipated.  If this  happens,  the Tax-Free Fund may be required to invest the proceeds in securities with lower yields.

EXTENSION RISK - when interest rates rise, certain bond obligations will be paid off by the issuer  more  slowly  than  anticipated,  causing  the value of these securities to fall.

CALL AND  REDEMPTION  RISK - some  bonds  allow  the  issuer  to call a bond for redemption before it matures. If this happens, the Tax-Free Fund may be required to invest the proceeds in securities with lower yields.

TAX RISK - a municipal  bond that is issued as tax-exempt  may later be declared to be taxable. In addition, if the federal income tax rate is reduced, the value of the tax-exemption may be less valuable, causing the value of a municipal bond to decline.

If the value of the Tax-Free Fund's investments goes down, you may lose money.

For additional  information regarding the above identified risks, see Section 2,
Fund Details:  Additional  Information about Investments,  Investment Techniques and Risks.

PERFORMANCE

Performance  information  is not  available  for the Tax-Free Fund because it is new.

FEES AND EXPENSES

This table  describes  the fees and expenses you may pay when buying and holding shares of the Tax-Free Fund, depending on the share class you select.

----------------------------------------- ------------- --------------- -------------- --------------- -------------- --------------
Shareholder Fees(Paid Directly From       CLASS A       CLASS B         CLASS C        CLASS D         CLASS X        CLASS Y
Your Investment)(1)                       SHARES        SHARES          SHARES         SHARES          SHARES         SHARES
----------------------------------------- ------------- --------------- -------------- --------------- -------------- --------------
Maximum Sales Charge(Load) imposed upon   4.25%(2)      None            None           4.50%(2)        None           None
purchases(as a percentage of offering
price)
----------------------------------------- ------------- --------------- -------------- --------------- -------------- --------------
Maximum Deferred Sales Charge (Load)      None(3)       5.00%(4)        1.00%(5)       None            5.00(6)%       1.00%(7)
(as a percentage of offering or sale
price, whichever is less)
----------------------------------------- ------------- --------------- -------------- --------------- -------------- --------------
Redemption/Exchange Fee (as a             2.00%         2.00%           2.00%          2.00%           2.00%          2.00%
percentage of amount redeemed or
exchanged)(8)
----------------------------------------- ------------- --------------- -------------- --------------- -------------- --------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND
ASSETS)(9)
----------------------------------------- ------------- --------------- -------------- --------------- -------------- --------------
Management Fees                           0.43%         0.43%           0.43%          0.43%           0.43%          0.43%
----------------------------------------- ------------- --------------- -------------- --------------- -------------- --------------
Distribution and/or Service (12b-1)       0.25%         1.00%           1.00%          None            0.85%          0.85%
Fees
----------------------------------------- ------------- --------------- -------------- --------------- -------------- --------------
Other Expenses(10)                        0.22%         0.22%           0.22%          0.22%           0.22%          0.22%
----------------------------------------- ------------- --------------- -------------- --------------- -------------- --------------
TOTAL ANNUAL FUND OPERATING EXPENSES      0.90%         1.65%           1.65%          0.65%           1.50%          1.50%
----------------------------------------- ------------- --------------- -------------- --------------- -------------- --------------
LESS: FEE LIMITATION/EXPENSES
REIMBURSEMENT(11)                         0.00%         0.00%           0.00%          0.00%           0.00%          0.00%
----------------------------------------- ------------- --------------- -------------- --------------- -------------- --------------
NET ANNUAL FUND OPERATING EXPENSES        0.90%         1.65%           1.65%          0.65%           1.50%          1.50%
----------------------------------------- ------------- --------------- -------------- --------------- -------------- --------------

EXAMPLE

This  Example is  intended  to help you  compare  the cost of  investing  in the
Tax-Free Fund with the cost of investing in other mutual funds.

The Example  assumes that you invest  $10,000 in the Tax-Free  Fund for the time periods  indicated and then sell all of your shares at the end of those periods.
It  assumes a 5%  return  each  year,  no change  in  expenses  and the  expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                    1 YEAR     3 YEARS
------------------------------------------------ ---------- -----------
Class A shares*                                       $513        $700
------------------------------------------------ ---------- -----------
Class B shares                                        $668        $820
------------------------------------------------ ---------- -----------
Class C shares                                        $268        $520
------------------------------------------------ ---------- -----------
Class D shares                                        $513        $649
------------------------------------------------ ---------- -----------
Class X shares                                        $653        $774
------------------------------------------------ ---------- -----------
Class Y shares                                        $253        $474
------------------------------------------------ ---------- -----------

* Assumes a CDSC does not apply.

You would pay the following  expenses on the same investment if you did not sell your shares**:

                                                    1 YEAR     3 YEARS
------------------------------------------------ ---------- -----------
Class B shares                                        $168        $520
------------------------------------------------ ---------- ----------
Class C shares                                        $168        $520
------------------------------------------------ ---------- -----------
Class X shares                                        $153        $474
------------------------------------------------ ---------- -----------
Class Y shares                                        $153        $474
------------------------------------------------ ---------- -----------

**  Expenses  paid on the same  investment  in Class A (unless  your  shares are subject to a CDSC  applicable  to purchases of $1,000,000 or more) shares do not change, whether or not you sell your shares.

The Tax-Free Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

(1)  If  you  buy  and  sell  shares   through  a  broker  or  other   financial
     intermediary, the intermediary may charge a separate transaction fee.

(2)  The sales charge on purchases of $100,000 or more of Class A and $50,000 or more of Class D shares is reduced or eliminated. For more information,  see
     Section 4, Investing with Aberdeen Funds: Choosing a Share Class--Reduction and Waiver of Class A and Class D Sales Charges.

(3)  A  contingent  deferred  sales  charge  (CDSC) of up to 0.75% will apply to certain  redemptions  of Class A shares if purchased  without sales charges and for which a  finders  fee was  paid.  See  Section  4,  Investing  with
     Aberdeen Funds: Purchasing Class A Shares without a Sales Charge.

(4)  A CDSC  beginning at 5% and  declining to 1% is charged if you sell Class B shares within six years after  purchase.  Class B shares convert to Class A shares after you have held them for seven years.  See Section 4,  Investing with Aberdeen Funds: Choosing a Share Class--Class B Shares.

(5)  A CDSC of 1% is charged  if you sell  Class C shares  within the first year after  purchase.  For more  information,  see  Section  4,  Investing  with
     Aberdeen Funds: Choosing a Share Class--Class C Shares.

(6)  A CDSC  beginning at 5% and  declining to 1% is charged if you sell Class X shares within six years after  purchase.  Class X shares convert to Class A shares after you have held them for seven years.  See Section 4,  Investing with Aberdeen Asset Management: Choosing a Share Class--Class X Shares.

(7)  A CDSC of 1% is charged  if you sell  Class Y shares  within the first year after purchase.  See Section 4, Investing with Aberdeen  Funds:  Choosing a
     Share Class--Class Y Shares.

(8)  A  redemption/exchange  fee of 2% applies to shares  redeemed or  exchanged within seven calendar days after the date they were purchased.  This fee is intended to discourage  frequent trading of Fund shares that can negatively affect the Fund's  performance.  The fee does not apply to shares purchased through  reinvested  dividends  or capital  gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee.

(9)  The "Annual Fund  Operating  Expenses"  are  annualized  expenses  based on anticipated  fees and expenses  payable by the Fund through the fiscal year ending October 31, 2008.

(10) "Other  Expenses"  include other  ordinary  operating  expenses of the Fund including  administrative  services  fees which are  permitted  to be up to
     0.25%  with  respect  to Class A and  Class D  shares.  The  full  0.25% in administrative  services fees is reflected in "Other Expenses" at this time because  the Fund  does not  currently  anticipate  selling  its  shares to intermediaries  that  charge the full amount  permitted  during the current fiscal  year.  The  amount  currently  reflected  in "Other  Expenses"  for administrative  services  fees is 0.00%  for  Class A shares  and 0.00% for
     Class D Shares. If the maximum amount of administrative  services fees were charged, the "Net Annual Fund Operating Expenses" would be higher.

(11) The Trust and the Adviser  have entered  into a written  contract  limiting operating expenses to 0.93% for Class A, 1.68% for Class B, 1.68% for Class
     C,  0.68%  for  Class D,  1.53% for Class X, and 1.53% for Class Y at least through  February  28, 2009.  This limit  excludes  certain Fund  expenses,
     including  any  taxes,   interest,   brokerage  fees,  short-sale  dividend
     expenses, Acquired Fund Fees and Expenses and administrative services fees.
     The Trust is  authorized  to  reimburse  the  Adviser for  management  fees previously  limited  and/or for  expenses  previously  paid by the Adviser, provided,  however that any reimbursements  must be paid at a date not more than three years  after the fiscal  year in which the  Adviser  limited the fees or  reimbursed  the expenses and the  reimbursements  do not cause the
     Fund to exceed the  expense  limitation  in the  agreement  at the time the expenses are waived.

SECTION 1 ABERDEEN OPTIMAL ALLOCATIONS SERIES OVERVIEW

OPTIMAL ALLOCATIONS SERIES OVERVIEW

The Optimal  Allocation  Series  include:  Aberdeen  Optimal  Allocations  Fund:
Defensive,   Aberdeen  Optimal  Allocations  Fund:  Moderate,  Aberdeen  Optimal
Allocations Fund:  Moderate Growth, , Aberdeen Optimal  Allocations Fund: Growth
and Aberdeen  Optimal  Allocations  Fund:  Specialty.  Each Optimal  Allocations
Series seeks to maximize total investment  return for a given level of risk. The
Optimal Allocations Series aim to provide  diversification across varying blends of traditional asset  classes--such as U.S. stocks,  international  stocks, U.S.
bonds and short-term investments,  and "Specialty Asset" classes--such as stocks of specific market sectors,  emerging market stocks,  international  bonds, real estate investment trusts ("REITs"), commodity-linked instruments and alternative strategies--by  investing in a professionally  selected mix of underlying mutual funds offered by Aberdeen Mutual Funds as well as unaffiliated  mutual funds and exchange-traded  funds (each, an "Underlying Fund" or collectively,  "Underlying
Funds").  Depending  on its target  risk  level and  continuing  or  anticipated economic  and/or market  conditions,  each Optimal  Allocations  Series  invests different amounts in these asset classes and Underlying Funds.

The Optimal Allocations Series invest predominantly in Underlying Funds that are actively  managed,  many by the  Adviser.  Certain  other  Underlying  Funds are managed  in a style  that  attempts  to  generally  replicate  the  returns of a particular  index.  These  Underlying  Funds invest  directly in a wide range of securities in various  asset  classes.  You could invest in an  Underlying  Fund directly;  however,  the Optimal  Allocations Series offer the added benefits of professional asset allocation and an extra measure of diversification.

The Adviser  establishes a target allocation range among different asset classes
based  on  each  Optimal   Allocations   Series'  risk  profile  and  individual
strategies. Within each target asset class allocation range, the Adviser selects the  Underlying  Funds,  and the  percentage  of the Fund's  assets that will be allocated to each such  Underlying  Fund.  The Adviser  reviews the  allocations among both asset classes and Underlying  Funds on a routine  basis.  The Adviser may make  changes to these  allocation  ranges from time to time as  appropriate given the risk profile and  individual  strategies  of each Optimal  Allocations
Series and in order to  achieve  each  Optimal  Allocations  Series'  investment objective.

Listed in the table below are the asset classes in which the Optimal Allocations
Series  currently may invest and the target  allocation  ranges for each Optimal
Allocations  Series that have been  established by the Adviser as of January 31,
2008.  While  this table is  intended  to  provide a  depiction  of the kinds of securities and the general  proportions in which each Optimal Allocations Series currently invests,  over time these target asset class allocations are likely to change as economic  and/or market  conditions  warrant in order for each Fund to continue  to meet  its  objective.  Even  where  the  target  allocation  ranges themselves do not change, actual allocations may vary from an established target over  the  short  term.  Until a target  allocation  range  is  itself  changed, day-to-day  market activity may cause a Fund's asset allocations to "drift" from the target. Under ordinary circumstances,  the Adviser will rebalance the assets of each Optimal  Allocations  Series each quarter in order to conform its actual allocations  to the target  allocations  applicable  at that time.

THE OPTIMAL  ALLOCATIONS  SERIES DO NOT NECESSARILY INVEST IN EVERY ASSET CLASS,
AND THE  OPTIMAL  ALLOCATIONS  SERIES  RESERVE  THE RIGHT TO CHANGE  THE  TARGET
ALLOCATION RANGES AT ANY TIME AND WITHOUT NOTICE.  FOR FUTURE  INFORMATION ABOUT
ASSET CLASS ALLOCATIONS,  PLEASE REVIEW THE OPTIMAL  ALLOCATIONS  SERIES' ANNUAL
AND SEMI-ANNUAL REPORTS.

------------------------------------------------------------------------------------------------------------------------------

ASSET CLASSES                                                   TARGET ALLOCATION RANGES+

------------------------------------------------------------------------------------------------------------------------------
                                          DEFENSIVE             MODERATE   MODERATE GROWTH            GROWTH       SPECIALITY
-------------------------------- ------------------- -------------------- ----------------- ----------------- ----------------
U.S. STOCKS                                5% - 10%            10% - 20%         20% - 35%         20% - 40%         0% - 20%
-------------------------------- ------------------- -------------------- ----------------- ----------------- ----------------
U.S. LARGE CAP STOCKS                      5% - 10%            10% - 15%         10% - 20%         15% - 30%         0% - 15%
-------------------------------- ------------------- -------------------- ----------------- ----------------- ----------------
(CONSISTS OF UNDERLYING FUNDS
THAT GENERALLY INVEST IN
COMPANIES WITH MARKET
CAPITALIZATIONS SIMILAR TO
COMPANIES IN THE STANDARD &
POOR'S 500 INDEX.)
-------------------------------- ------------------- -------------------- ----------------- ----------------- ----------------
U.S SMALL /MID-CAP STOCKS                        0%              0% - 5%          5% - 15%          5% - 15%          0% - 5%
-------------------------------- ------------------- -------------------- ----------------- ----------------- ----------------
(CONSISTS OF UNDERLYING FUNDS
THAT GENERALLY INVEST IN
COMPANIES WITH MARKET
CAPITALIZATIONS SIMILAR TO
COMPANIES IN THE RUSSELL 2000
INDEX OR THE RUSSELL MID CAP
INDEX.)
-------------------------------- ------------------- -------------------- ----------------- ----------------- ----------------
INTERNATIONAL STOCKS                        0% - 5%            10% - 15%          5% - 15%          5% - 15%         5% - 10%
-------------------------------- ------------------- -------------------- ----------------- ----------------- ----------------
BONDS & SHORT TERM INVESTMENTS            30% - 40%            20% - 30%          5% - 15%           0% - 5%          0% - 5%
-------------------------------- ------------------- -------------------- ----------------- ----------------- ----------------
SPECIALITY ASSETS                         30% - 40%            30% - 50%         40% - 60%         45% - 70%       75% - 100%
-------------------------------- ------------------- -------------------- ----------------- ----------------- ----------------
(CONSISTS OF UNDERLYING FUNDS
THAT INVEST IN A PARTICULAR
MARKET SECTOR OR SPECIALIZED
INVESTMENT STRATEGY.)
-------------------------------- ------------------- -------------------- ----------------- ----------------- ----------------

Another way of  describing  the target asset class  allocations  for the Optimal
Allocations Series is as follows:

----------------------------------------------- --------------- -------------- ------------- ----------------- ---------------
                                                     DEFENSIVE       MODERATE      MODERATE            GROWTH      SPECIALITY
                                                                                     GROWTH
----------------------------------------------- --------------- -------------- ------------- ----------------- ---------------
OVERALL TARGET ALLOCATIONS+
----------------------------------------------- --------------- -------------- ------------- ----------------- ---------------
U.S. & INTERNATIONAL STOCKS++                              40%            60%           80%               93%             90%
----------------------------------------------- --------------- -------------- ------------- ----------------- ---------------
BONDS AND SHORT-TERM INVESTMENTS++                         60%            40%           20%                7%             10%
----------------------------------------------- --------------- -------------- ------------- ----------------- ---------------

+ The  Optimal  Allocations  Series  reserve  the  right to  change  the  target allocation ranges at any time and without notice.

++ Includes Underlying Fund investments considered to be "Specialty Assets."

SECTION 1 ABERDEEN OPTIMAL ALLOCATIONS FUND: DEFENSIVE

ABERDEEN OPTIMAL ALLOCATIONS FUND: DEFENSIVE

INVESTMENT OBJECTIVES

The Defensive Fund seeks to maximize total  investment  return for a given level of risk.

PRINCIPAL STRATEGIES

The  Defensive  Fund pursues its  objective  by seeking to provide  maximum real return while attempting to preserve  capital.  "Real return" means the amount of return realized on an investment  when adjusted for inflation or deflation.  The
Defensive  Fund  invests  predominantly  in  Underlying  Funds that are actively managed,  many by the Adviser.  The Defensive  Fund's  allocations  are weighted towards  investments in Specialty Assets,  which typically consist of Underlying
Funds that invest in a particular  market  sector or  investment  strategy,  and which may offer the potential for greater returns,  but also involve potentially greater risks.  Specialty  Assets consist of stocks and bonds in most instances, including  many  that are  traded  in  foreign  markets,  but  also may  include
commodity-linked   derivatives   and   fixed-income   securities   backing  such
instruments and REITs.  Specialty Assets may also include  Underlying Funds that concentrate  in a  particular  market  sector  or  industry,  or those  that use strategies such as short-selling of securities to achieve their objectives.  The
Defensive  Fund also invests in bonds and  short-term  investments to add income and reduce  volatility.  The Defensive Fund may invest in Underlying  Funds that invest in the stocks of  companies  of any size and in bonds of any maturity and quality.  The  Defensive  Fund is not  specifically  a  conservative  investment option,  although it may be appropriate for investors who have a lower tolerance for risk than aggressive  investors and who are seeking sustainable real returns as  a  hedge  against  possible  economic  deterioration,  including  inflation, deflation or rising interest rates.

The Adviser  establishes a target allocation range among different asset classes based on the Defensive  Fund's risk profile and  strategies.  Within each target asset class allocation  range, the Adviser selects the Underlying Funds, and the percentage of the Fund's  assets that will be allocated to each such  Underlying
Fund.  The  Adviser  reviews  the  allocations  among  both  asset  classes  and
Underlying  Funds on a routine  basis.  The  Adviser  may make  changes to these allocation  ranges from time to time as  appropriate  given the risk profile and strategies  of the  Defensive  Fund in order to  achieve  the  Defensive  Fund's investment objective.  The Defensive Fund's current target allocation ranges for investment are: 5-10% in U.S. Large Cap Stocks,  0-5% in  International  Stocks,
30-40% in Bonds and Short-Term Investments and 30-40% in Specialty Assets.

For  additional  information  regarding  the above  identified  strategies,  see
Section 2, Fund Details:  Additional  Information about Investments,  Investment
Strategies and Risks for the Optimal Allocations Series.

PRINCIPAL RISKS

The  Defensive  Fund  can not  guarantee  that it will  achieve  its  investment objective.

As with any fund, the value of the Defensive Fund's investments--and  therefore, the value of the Defensive Fund's shares--may fluctuate.

ASSET  ALLOCATION  RISK - The Defensive Fund is subject to different  levels and combinations  of risk,  based on its actual  allocation  among the various asset classes and Underlying  Funds.  The Defensive Fund will be affected by stock and bond market  risks,  among  others.  The  Defensive  Fund invests a  significant proportion of its assets in Specialty Assets, which may involve riskier types of securities  or  investments  than those  offered  by other  asset  classes.  The potential  impact of the risks  related to an asset class depends on the size of
Defensive Fund's investment allocation to it.

PERFORMANCE RISK - The Defensive Fund's investment  performance is directly tied to the performance of the Underlying  Funds in which the Defensive Fund invests.
If one or more of the Underlying  Funds fails to meet its investment  objective, the Defensive Fund's performance could be negatively  affected.  There can be no assurance  that the  Defensive  Fund or any  Underlying  Fund will  achieve  its investment objective.

Risks Associated with the Underlying Funds

The  following  are  risks   applicable  to  the  Underlying   Funds  and  their
corresponding asset classes:

Risks Associated with Stocks

STOCK MARKET RISK - refers to the possibility that an Underlying Fund could lose value if the individual  stocks in which the Underlying Fund has invested and/or the overall stock markets in which those stocks trade decline. Individual stocks
and  overall  stock  markets  may  experience   short-term   volatility   (price
fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by many factors, including:

     o    corporate earnings;

     o    production;

     o    management;

     o    sales; and

     o    market  trends,  including  investor  demand for a particular  type of stock, such as growth or value stocks,  small- or large-cap stocks, or stocks within a particular industry.

Stock markets are affected by numerous  factors,  including  interest rates, the outlook for corporate  profits,  the health of the national and world economies, national  and world social and  political  events and the  fluctuation  of other stock markets around the world.

MID-CAP AND SMALL-CAP  RISK - Investments  in small and mid-sized  companies may involve  greater risk than  investments in larger,  more  established  companies because  their stocks are usually  less stable in price and less liquid.  To the extent an Underlying  Fund invests in stocks of small and  mid-sized  companies, the Underlying Fund may be subject to increased risk. Small-cap companies in the technology and biotechnology  industries may be especially  subject to abrupt or erratic price movements.

FOCUSED  INVESTMENT  RISK  - the  risk  that  investing  in a  select  group  of securities  could subject an  Underlying  Fund to greater risk of loss and could cause its returns to be  significantly  more  volatile than  broad-based  market indices and other more diversified  mutual funds due to the market movement of a particular security or industry.

CONCENTRATION  RISK - Some of the  Underlying  Funds invest 25% or more of their total  assets in a group of  companies in one or more  industry  groups.  To the extent  that an  Underlying  Fund  concentrates  its  securities  in one or more sectors or  industries,  the  Underlying  Fund may be especially  susceptible to factors affecting those industries, including:

     o    government regulation;

     o    economic cycles;

     o    rapid change in products or services; or

     o    competitive pressures.

INITIAL  PUBLIC  OFFERING  RISK -  availability  of IPOs may be  limited  and an
Underlying  Fund may not be able to buy any shares at the offering price, or may not be able to buy as many  shares  at the  offering  price  as it  would  like.
Further,  IPO prices often are subject to greater and more  unpredictable  price changes than more established stocks.

REIT AND REAL ESTATE RISK - involves the risks that are  associated  with direct ownership  of real  estate and with the real estate  industry in general.  These risks include  possible  declines in the value of real estate,  possible lack of availability  of mortgage  funds and unexpected  vacancies of properties.  REITs that invest in real estate mortgages are also subject to prepayment risk. To the extent an Underlying  Fund invests in REITs,  the Underlying Fund may be subject to these risks. The Fund may also invest in C- corporations.

SHORT-SALES RISK - An Underlying Fund may sell a security it does not own in the hope of  buying  the  same  security  at a later  date  at a  lower  price.  The
Underlying  Fund is required  to borrow the  security to deliver it to the buyer and is  obligated  to return the  security to the lender at a later date.  Short sales involve the risk that the price of the security sold short  increases from the time the security is sold short to the date the  Underlying  Fund  purchases the security to replace the borrowed security. Any such loss is increased by the amount of the premium or interest the Underlying  Fund must pay to the lender of the security.  Likewise,  any gain will be decreased by the amount of premium or interest the Underlying Fund must pay to the lender of the security. When a cash dividend  is declared on a security  for which the  Underlying  Fund has a short position,  it incurs the  obligation  to pay an amount equal to that dividend to the lender of the shorted  security.  However,  any such  dividend on a security sold short  generally  reduces the market  value of the shorted  security,  thus increasing  the  Underlying  Fund's  unrealized  gain or reducing the Underlying
Fund's  unrealized  loss on its short-sale  transaction.  The Underlying Fund is also required to segregate  other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available  to meet the  Underlying  Fund's  needs  for  immediate  cash or other liquidity.

An  Underlying  Fund's  performance  may also suffer losses if it is required to close out a short position earlier than it had intended. This would occur if the securities  lender  required the  Underlying  Fund to deliver the securities the
Underlying  Fund borrowed prior to the end of the term of the short sale and the
Underlying  Fund was unable to borrow the  securities  from  another  securities lender.

Risks Associated with International Securities

FOREIGN  SECURITIES  RISK -foreign  securities may be more  volatile,  harder to price and less  liquid than U.S.  securities.  Foreign  investments  involve the following risks in addition to those of U.S. investments:

     o    political and economic instability;

     o    the impact of currency exchange rate fluctuations;

     o    reduced information about issuers;

     o    higher transaction costs;

     o    less stringent regulatory and accounting standards; and

     o    delayed settlement.

Additional  risks  include the  possibility  that a foreign  jurisdiction  might impose or increase  withholding  taxes on income payable with respect to foreign securities and the possible  seizure,  nationalization  or  expropriation of the foreign issuer or foreign  deposits (in which the Underlying Fund could lose its entire  investment  in a certain  market) and the  possible  adoption of foreign governmental restrictions such as exchange controls.

The Defensive Fund may be subject to the additional risks of foreign  securities to the extent that an  Underlying  Fund  invests in foreign  securities.  To the extent that an Underlying Fund invests in countries with emerging  markets,  the foreign  securities  risks are magnified since these countries may have unstable governments, more volatile currencies and less established markets.

Risks Associated with Bonds and Short-Term Investments

CREDIT RISK - the risk that the issuer of a debt security will not make required interest payments and/or principal repayments when they are due. In addition, if an  issuer's  financial  condition  changes,  the ratings on the  issuer's  debt securities  may be  lowered,  which  could  negatively  affect the prices of the securities an Underlying Fund owns.

EXTENSION RISK - the risk that principal repayments will not occur as quickly as anticipated,  causing the expected  maturity of a security to increase.  Rapidly rising interest rates may cause  prepayments to occur more slowly than expected, thereby  lengthening  the maturity of the securities held by the Underlying Fund and making their prices more sensitive to rate changes and more volatile.

INFLATION  RISK - the risk that prices of existing  fixed-rate  debt  securities will decline due to inflation or the threat of inflation. The income produced by these  securities  is worth less when  prices for goods and  services  rise.  To compensate  for this loss of purchasing  power,  the  securities  trade at lower prices.  Inflation also reduces the  purchasing  power of any income you receive from an Underlying Fund.

INTEREST  RATE  RISK - the risk  that the  value of debt  securities  held by an
Underlying Fund may decrease when market interest rates rise. In general, prices of debt  securities  decline when interest rates rise and increase when interest rates fall.  Typically,  the longer the  maturity of a debt  security,  the more sensitive the debt security's price will be to interest rate changes.

LOWER-RATED  SECURITIES  RISK - refers  to the  possibility  that an  Underlying
Fund's  investments in high-yield  bonds (commonly  referred to as "junk bonds")
and other lower-rated securities will subject the Underlying Fund to substantial risk of loss.  Issuers of these  securities are generally  considered to be less financially secure and less able to repay interest and principal than issuers of investment-grade  securities.  Prices  of  high-yield  bonds  tend  to  be  very volatile. These securities are less liquid than investment-grade debt securities and may be  difficult  to  price  or sell,  particularly  in  times of  negative sentiment toward high-yield  securities.  The Underlying  Fund's  investments in lower-rated securities may involve the following specific risks:

     o    greater  risk  of  loss  due  to  default  because  of  the  increased likelihood that adverse  economic or company specific events will make the issuer unable to pay interest and/or principal when due;

     o    wider price fluctuations due to changing interest rates and/or adverse economic and business developments; and

     o    greater risk of loss due to declining credit quality.

PREPAYMENT RISK - as interest rates decline, debt issuers may repay or refinance their loans or obligations  earlier than  anticipated.  The issuers of mortgage-
and asset-backed  securities may,  therefore,  repay principal in advance.  This
forces  an  Underlying   Fund  to  reinvest  the  proceeds  from  the  principal
prepayments at lower rates, which reduces the Underlying Fund's income.

In addition,  changes in prepayment levels can increase the volatility of prices and yields on mortgage- and asset-backed securities.  If an Underlying Fund pays a premium (a price higher than the principal amount of the bond) for a mortgage-
or asset-backed  security and that security is prepaid,  the Underlying Fund may not recover the premium, resulting in a capital loss.

TIPS BOND RISK - TIPS are fixed-income  securities  issued by the U.S.  Treasury that are  designed  to  provide  inflation  protection  to  investors.  TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation.  The inflation adjustment,  which is typically applied monthly to the principal of the bond,  follows a designated  inflation  index,  such as the consumer price index.  A fixed coupon rate is applied to the  inflation-adjusted principal so that as inflation rises,  both the principal value and the interest
payments   increase.    Because   of   this   inflation    adjustment   feature,
inflation-protected   bonds  typically  have  lower  yields  than   conventional
fixed-rate  bonds.  While  TIPS  may  provide  investors  with a  hedge  against inflation,  in the event of deflation,  in which prices  decline over time,  the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to the Underlying Fund.

Other Risks

DERIVATIVES  RISK - the  risk  that  the  use  of  derivative  securities  could disproportionately  increase losses and/or reduce  opportunities  for gains when security  prices,  currency rates or interest  rates change in unexpected  ways.
Some Underlying Funds may invest in derivatives,  primarily  futures and options on futures.

Derivatives investing involves several different risks, including the risk that:

     o    the other party in the  derivatives  contract may fail to fulfill that party's obligations;

     o    the use of  derivatives  may reduce  liquidity and make the Underlying
          Fund harder to value, especially in declining markets;

     o    the  Underlying  Fund  may  suffer   disproportionately  heavy  losses
          relative  to the  amount  of  assets  it has  invested  in  derivative contracts; and

     o    changes  in the value of the  derivative  contracts  or other  hedging instruments  may not match or fully offset changes in the value of the hedged portfolio  securities,  thereby failing to achieve the original purpose for using the derivatives.

EVENT RISK - the risk that a corporate  event such as a  restructuring,  merger, leveraged  buyout,  takeover,  or  similar  action may cause a decline in market value or credit  quality  of the  corporation's  stocks or bonds due to  factors including  an  unfavorable  market  response  or a  resulting  increase  in  the company's  debt.  Added debt may  significantly  reduce the credit  quality  and market value of a company's bonds.

NON-DIVERSIFIED  FUND RISK - certain  Underlying  Funds may be  non-diversified, meaning they may hold larger  positions in fewer securities than other funds. As a result, a single  security's  increase or decrease in value may have a greater impact on the Underlying Fund's value and total return.

REDEMPTION  FEE  RISK  -  certain  unaffiliated   Underlying  Funds  may  charge
redemption fees to shareholders who redeem their Underlying Fund shares within a specified  period of time following the purchase of such shares.  Ordinarily,  a mutual fund that  imposes  redemption  fees does so in order to deter  investors from engaging in excessive or short-term  trading,  often referred to as "market timing,"  and  to  reimburse  it for  transaction  costs  borne  by  other  fund shareholders on account of market timing  activity.  The Defensive Fund does not intend to  engage in market  timing in  Underlying  Fund  shares.  However,  the
Defensive Fund will place purchase and redemption orders in shares of Underlying
Funds pursuant to an  established  asset  allocation  model in response to daily purchases  and  redemptions  of the  Defensive  Fund's  own  shares,  to conduct periodic  rebalancing of the Fund's assets to conform to the  established  model following periods of market  fluctuation,  and in response to changes made to an existing asset allocation model itself. While the portfolio manager will attempt to conduct the Defensive  Fund's  purchase and  redemption  of  Underlying  Fund shares  in a manner  to avoid  or  minimize  subjecting  the  Defensive  Fund to redemption  fees,  there  may  be  instances  where  payment  of  such  fees  is unavoidable  or the portfolio  manager is not  successful  in  minimizing  their impact.

PORTFOLIO  TURNOVER RISK - The managers of some  Underlying  Funds may engage in active and frequent trading of portfolio securities if the managers believe that this will be beneficial.  A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Underlying Fund's performance and may:

     o    increase share price volatility and

     o    result in additional tax consequences for Defensive Fund shareholders.

If the value of the Defensive Fund's investments goes down, you may lose money.

For additional  information regarding the above identified risks, see Section 2,
Fund Details:  Additional  Information about Investments,  Investment Strategies and Risks for the Optimal Allocations Series.

PERFORMANCE

Performance  information is not available for the Aberdeen  Optimal  Allocations
Fund: Defensive because it is new.

FEES AND EXPENSES

This table  describes  the fees and expenses you may pay when buying and holding shares of the:  Defensive  Fund,  depending on the share class you select.  This table also reflects the  proportion of the  Underlying  Funds'  expenses you may indirectly pay through  ownership of shares of the Defensive Fund. See "Indirect
Expenses Paid by the Funds" below.

------------------------------------ ----------- ----------- ----------- -------- ----------------- -----------------
                                                                                  Institutional
                                     Class       Class       Class       Class    Service           Institutional
Shareholder Fees(Paid Directly         A           B           C           R      Class            Class
From Your Investment)(1)             Shares      Shares      Shares      Shares   Shares            Shares
------------------------------------ ----------- ----------- ----------- -------- ----------------- -----------------
Maximum Sales Charge(Load) imposed   5.75%(2)    None        None        None        None              None
upon purchases(as a percentage of
offering price)
------------------------------------ ----------- ----------- ----------- -------- ----------------- -----------------
Maximum Deferred Sales Charge        None(3)     5.00%(4)    1.00%(5)    None        None              None
(Load)(as a percentage of offering
or sale price, whichever is less)
------------------------------------ ----------- ----------- ----------- -------- ----------------- -----------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM
FUND ASSETS)(6)
------------------------------------ ----------- ----------- ----------- -------- ----------------- -----------------
Management Fees                      0.15%       0.15%       0.15%       0.15%       0.15%             0.15%
------------------------------------ ----------- ----------- ----------- -------- ----------------- -----------------
Distribution and/or Service          0.25%       1.00%       1.00%       0.50%       None              None
(12b-1) Fees
------------------------------------ ----------- ----------- ----------- -------- ----------------- -----------------
Other Expenses(7)                    0.21%       0.20%       0.20%       0.40%       0.20%             0.20%
------------------------------------ ----------- ----------- ----------- -------- ----------------- -----------------
ACQUIRED FUND FEES AND EXPENSES(8)   0.72%       0.72%       0.72%       0.72%       0.72%             0.72%
------------------------------------ ----------- ----------- ----------- -------- ----------------- -----------------
TOTAL ANNUAL FUND OPERATING          1.33%       2.07%       2.07%       1.77%       1.07%             1.07%
EXPENSES+
------------------------------------ ----------- ----------- ----------- -------- ----------------- -----------------
Less: Amount of Fee Limitation/      0.10%       0.10%       0.10%       0.10%       0.10%             0.10%
Expense Reimbursement (9)
------------------------------------ ----------- ----------- ----------- -------- ----------------- -----------------
NET ANNUAL FUND OPERATING EXPENSES   1.23%       1.97%       1.97%       1.67%       0.97%             0.97%
------------------------------------ ----------- ----------- ----------- -------- ----------------- -----------------

EXAMPLE

This  Example is  intended  to help you  compare  the cost of  investing  in the
Defensive Fund with cost of investing in other mutual funds.

The Example  assumes that you invest  $10,000 in the Defensive Fund for the time periods  indicated and then sell all of your shares at the end of those periods.
It  assumes a 5%  return  each  year,  no change  in  expenses  and the  expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------- ---------- -----------
                                                         1 YEAR     3 YEARS
----------------------------------------------------- ---------- -----------
Class A shares*                                            $693        $963
----------------------------------------------------- ---------- -----------
Class B shares                                             $700        $939
----------------------------------------------------- ---------- -----------
Class C shares                                             $300        $639
----------------------------------------------------- ---------- -----------
Class R shares                                             $170        $547
----------------------------------------------------- ---------- -----------
Institutional Service Class shares                          $99        $330
----------------------------------------------------- ---------- -----------
Institutional Class shares                                  $99        $330
----------------------------------------------------- ---------- -----------

* Assumes a CDSC does not apply.

You would pay the following  expenses on the same investment if you did not sell your shares**:

----------------------------------------------------- ---------- -----------
                                                         1 YEAR     3 YEARS
----------------------------------------------------- ---------- -----------
Class B shares                                             $200        $639
----------------------------------------------------- ---------- -----------
Class C shares                                             $200        $639
----------------------------------------------------- ---------- -----------

**  Expenses  paid on the same  investment  in Class A (unless  your  shares are subject to a CDSC  applicable  to purchases  of  $1,000,000  or more),  Class R,
Institutional  Service  Class and  Institutional  Class  shares  do not  change, whether or not you sell your shares.

The  Defensive  Fund does not apply sales  charges on  reinvested  dividends and other  distributions.  If these sales charges (loads) were included,  your costs would be higher.

(1)  If  you  buy  and  sell  shares   through  a  broker  or  other   financial
     intermediary, the intermediary may charge a separate transaction fee.

(2)  The sales charge on  purchases  of Class A shares is reduced or  eliminated for  purchases  of $50,000 or more.  For more  information,  see Section 4,
     Investing with Aberdeen Funds: Choosing a Share Class--Reduction and Waiver
     of Class A Sales Charges.

(3)  A  contingent  deferred  sales  charge  (CDSC) of up to 1.00% will apply to certain  redemptions  of Class A shares if purchased  without sales charges and for which a  finders  fee was  paid.  See  Section  4,  Investing  with
     Aberdeen Funds: Purchasing Class A Shares without a Sales Charge.

(4)  A CDSC  beginning at 5% and  declining to 1% is charged if you sell Class B shares within six years after  purchase.  Class B shares convert to Class A shares after you have held them for seven years.  See Section 4,  Investing with Aberdeen Funds: Choosing a Share Class--Class B Shares.

(5)  A CDSC of 1% is charged  if you sell  Class C shares  within the first year after purchase.  See Section 4, Investing with Aberdeen  Funds:  Choosing a
     Share Class--Class C Shares.

(6)  The "Annual Fund  Operating  Expenses"  are  annualized  expenses  based on anticipated  fees and expenses  payable by the Fund through the fiscal year ending October 31, 2008.

(7)  "Other  Expenses"  include other  ordinary  operating  expenses of the Fund including  administrative  services  fees which are  permitted  to be up to
     0.25%  with  respect to Class A, Class R and  Institutional  Service  Class
     shares. The full 0.25% in administrative  services fees is not reflected in
     "Other  Expenses"  at  this  time  because  the  Fund  does  not  currently anticipate selling its shares to intermediaries that charge the full amount permitted during the current fiscal year. The amount currently reflected in
     "Other  Expenses"  for  administrative  services  fees is 0.01% for Class A shares, 0.20% for Class R Shares and 0.00% for Institutional  Service Class
     Shares. If the maximum amount of administrative services fees were charged, the "Net Annual Fund Operating Expenses" would be higher.

(8)  Because the  Defensive  Fund  invests  primarily in mutual  funds,  it is a shareholder of those  Underlying  Funds. The Underlying Funds do not charge the Defensive Fund any sales charge for buying or selling shares.  However, the  Defensive  Fund  indirectly  pays a portion of the  Underlying  Funds'
     operating expenses,  including management fees. These expenses are deducted from the Underlying  Funds before their share prices are calculated and are in  addition to the fees and  expenses  described  in the fee table  above.
     Actual indirect  expenses vary depending on how the Defensive Fund's assets are spread among the Underlying Funds.

(9)  The Trust and the Adviser  have entered  into a written  contract  limiting operating expenses to 0.50% for Class A, 1.25% for Class B, 1.25% for Class
     C, 0.75% for Class R, 0.25% for Institutional  Service Class, and 0.25% for
     Institutional Class at least through February 28, 2009. This limit excludes certain Fund  expenses,  including  any taxes,  interest,  brokerage  fees,
     short-sale   dividend  expenses,   Acquired  Fund  Fees  and  Expenses  and
     administrative  services  fees.  The Trust is  authorized  to reimburse the
     Adviser  for  management  fees  previously   limited  and/or  for  expenses
     previously paid by the Adviser,  provided,  however that any reimbursements must be paid at a date not more than three  years  after the fiscal year in which the  Adviser  limited the fees or  reimbursed  the  expenses  and the reimbursements  do not cause the Fund to exceed the expense  limitation  in the agreement at the time the expenses are waived.

+    Expenses are based on the Defensive Fund's projected average net assets for the current fiscal year

SECTION 1 ABERDEEN OPTIMAL ALLOCATIONS FUND: MODERATE

ABERDEEN OPTIMAL ALLOCATIONS FUND: MODERATE

INVESTMENT OBJECTIVES

The Moderate Fund seeks to maximize total investment return for a given level of risk.

PRINCIPAL STRATEGIES

The Moderate  Fund  pursues its  objective by seeking both growth of capital and income.  The Moderate Fund invests  predominantly  in Underlying  Funds that are actively  managed,  many by the  Adviser.  The  Moderate  Fund's  allocation  is weighted toward U.S. stock and Specialty Asset investments,  but also includes a substantial portion in bonds and short-term investments to add income and reduce volatility.  The Moderate Fund may be appropriate for investors who have a lower tolerance  for risk than more  aggressive  investors  and who are  seeking  both growth  and  income  or  those  willing  to  accept  moderate  short-term  price fluctuations in exchange for potentially higher returns over time.

The Adviser  establishes a target allocation range among different asset classes based on the  Moderate  Fund's risk profile and  strategies.  Within each target asset class allocation  range, the Adviser selects the Underlying Funds, and the percentage of the Fund's  assets that will be allocated to each such  Underlying
Fund.  The  Adviser  reviews  the  allocations  among  both  asset  classes  and
Underlying  Funds on a routine  basis.  The  Adviser  may make  changes to these allocation  ranges from time to time as  appropriate  given the risk profile and strategies  of the  Moderate  Fund in  order  to  achieve  the  Moderate  Fund's investment  objective.  The Moderate Fund's current target allocation ranges for investment  are:  10-15% in U.S.  Large Cap Stocks,  0-5% in U.S.  Small/Mid Cap
Stocks,   10-15%  in  International  Stocks,  20-30%  in  Bonds  and  Short-Term
Investments and 30-50% in Specialty Assets.

For  additional  information  regarding  the above  identified  strategies,  see
Section 2, Fund Details:  Additional  Information about Investments,  Investment
Strategies and Risks for the Optimal Allocations Series.

PRINCIPAL RISKS

The  Moderate  Fund  can  not  guarantee  that it will  achieve  its  investment objective.

As with any fund, the value of the Moderate Fund's  investments--and  therefore, the value of the Moderate Fund's shares--may fluctuate.

ASSET  ALLOCATION  RISK - The Moderate  Fund is subject to different  levels and combinations  of risk,  based on its actual  allocation  among the various asset classes and  Underlying  Funds.  The Moderate Fund will be affected by stock and bond market  risks,  among  others.  The  Moderate  Fund  invests a  significant proportion of its assets in Specialty Assets, which may involve riskier types of securities  or  investments  than those  offered  by other  asset  classes.  The potential  impact of the risks  related to an asset class depends on the size of
Moderate Fund's investment allocation to it.

PERFORMANCE RISK - The Moderate Fund's  investment  performance is directly tied to the  performance of the Underlying  Funds in which the Moderate Fund invests.
If one or more of the Underlying  Funds fails to meet its investment  objective, the Moderate Fund's  performance could be negatively  affected.  There can be no assurance  that the  Moderate  Fund or any  Underlying  Fund  will  achieve  its investment objective.

Risks Associated with the Underlying Funds

The  following  are  risks   applicable  to  the  Underlying   Funds  and  their
corresponding asset classes:

Risks Associated with Stocks

STOCK MARKET RISK - refers to the possibility that an Underlying Fund could lose value if the individual  stocks in which the Underlying Fund has invested and/or the overall stock markets in which those stocks trade decline. Individual stocks
and  overall  stock  markets  may  experience   short-term   volatility   (price
fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by many factors, including:

     o    corporate earnings;

     o    production;

     o    management;

     o    sales; and

     o    market  trends,  including  investor  demand for a particular  type of stock, such as growth or value stocks,  small- or large-cap stocks, or stocks within a particular industry.

Stock markets are affected by numerous  factors,  including  interest rates, the outlook for corporate  profits,  the health of the national and world economies, national  and world social and  political  events and the  fluctuation  of other stock markets around the world.

MID-CAP AND SMALL-CAP  RISK - Investments  in small and mid-sized  companies may involve  greater risk than  investments in larger,  more  established  companies because  their stocks are usually  less stable in price and less liquid.  To the extent an Underlying  Fund invests in stocks of small and  mid-sized  companies, the Underlying Fund may be subject to increased risk. Small-cap companies in the technology and biotechnology  industries may be especially  subject to abrupt or erratic price movements.

FOCUSED  INVESTMENT  RISK  - the  risk  that  investing  in a  select  group  of securities  could subject an  Underlying  Fund to greater risk of loss and could cause its returns to be  significantly  more  volatile than  broad-based  market indices and other more diversified  mutual funds due to the market movement of a particular security or industry.

CONCENTRATION  RISK - Some of the  Underlying  Funds invest 25% or more of their total  assets in a group of  companies in one or more  industry  groups.  To the extent  that an  Underlying  Fund  concentrates  its  securities  in one or more sectors or  industries,  the  Underlying  Fund may be especially  susceptible to factors affecting those industries, including:

     o    government regulation;

     o    economic cycles;

     o    rapid change in products or services; or

     o    competitive pressures.

INITIAL  PUBLIC  OFFERING  RISK -  availability  of IPOs may be  limited  and an
Underlying  Fund may not be able to buy any shares at the offering price, or may not be able to buy as many  shares  at the  offering  price  as it  would  like.
Further,  IPO prices often are subject to greater and more  unpredictable  price changes than more established stocks.

REIT AND REAL ESTATE RISK - involves the risks that are  associated  with direct ownership  of real  estate and with the real estate  industry in general.  These risks include  possible  declines in the value of real estate,  possible lack of availability  of mortgage  funds and unexpected  vacancies of properties.  REITs that invest in real estate mortgages are also subject to prepayment risk. To the extent an Underlying  Fund invests in REITs,  the Underlying Fund may be subject to these risks. The Fund may also invest in C- corporations.

SHORT-SALES RISK - An Underlying Fund may sell a security it does not own in the hope of  buying  the  same  security  at a later  date  at a  lower  price.  The
Underlying  Fund is required  to borrow the  security to deliver it to the buyer and is  obligated  to return the  security to the lender at a later date.  Short sales involve the risk that the price of the security sold short  increases from the time the security is sold short to the date the  Underlying  Fund  purchases the security to replace the borrowed security. Any such loss is increased by the amount of the premium or interest the Underlying  Fund must pay to the lender of the security.  Likewise,  any gain will be decreased by the amount of premium or interest the Underlying Fund must pay to the lender of the security. When a cash dividend  is declared on a security  for which the  Underlying  Fund has a short position,  it incurs the  obligation  to pay an amount equal to that dividend to the lender of the shorted  security.  However,  any such  dividend on a security sold short  generally  reduces the market  value of the shorted  security,  thus increasing  the  Underlying  Fund's  unrealized  gain or reducing the Underlying
Fund's  unrealized  loss on its short-sale  transaction.  The Underlying Fund is also required to segregate  other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available  to meet the  Underlying  Fund's  needs  for  immediate  cash or other liquidity.

An  Underlying  Fund's  performance  may also suffer losses if it is required to close out a short position earlier than it had intended. This would occur if the securities  lender  required the  Underlying  Fund to deliver the securities the
Underlying  Fund borrowed prior to the end of the term of the short sale and the
Underlying  Fund was unable to borrow the  securities  from  another  securities lender.

Risks Associated with International Securities

FOREIGN  SECURITIES  RISK -foreign  securities may be more  volatile,  harder to price and less  liquid than U.S.  securities.  Foreign  investments  involve the following risks in addition to those of U.S. investments:

     o    political and economic instability;

     o    the impact of currency exchange rate fluctuations;

     o    reduced information about issuers;

     o    higher transaction costs;

     o    less stringent regulatory and accounting standards; and

     o    delayed settlement.

Additional  risks  include the  possibility  that a foreign  jurisdiction  might impose or increase  withholding  taxes on income payable with respect to foreign securities and the possible  seizure,  nationalization  or  expropriation of the foreign issuer or foreign  deposits (in which the Underlying Fund could lose its entire  investment  in a certain  market) and the  possible  adoption of foreign governmental restrictions such as exchange controls.

The Moderate Fund may be subject to the additional  risks of foreign  securities to the extent that an  Underlying  Fund  invests in foreign  securities.  To the extent that an Underlying Fund invests in countries with emerging  markets,  the foreign  securities  risks are magnified since these countries may have unstable governments, more volatile currencies and less established markets.

Risks Associated with Bonds and Short-Term Investments

CREDIT RISK - the risk that the issuer of a debt security will not make required interest payments and/or principal repayments when they are due. In addition, if an  issuer's  financial  condition  changes,  the ratings on the  issuer's  debt securities  may be  lowered,  which  could  negatively  affect the prices of the securities an Underlying Fund owns.

EXTENSION RISK - the risk that principal repayments will not occur as quickly as anticipated,  causing the expected  maturity of a security to increase.  Rapidly rising interest rates may cause  prepayments to occur more slowly than expected, thereby  lengthening  the maturity of the securities held by the Underlying Fund and making their prices more sensitive to rate changes and more volatile.

INFLATION  RISK - the risk that prices of existing  fixed-rate  debt  securities will decline due to inflation or the threat of inflation. The income produced by these  securities  is worth less when  prices for goods and  services  rise.  To compensate  for this loss of purchasing  power,  the  securities  trade at lower prices.  Inflation also reduces the  purchasing  power of any income you receive from an Underlying Fund.

INTEREST  RATE  RISK - the risk  that the  value of debt  securities  held by an
Underlying Fund may decrease when market interest rates rise. In general, prices of debt  securities  decline when interest rates rise and increase when interest rates fall.  Typically,  the longer the  maturity of a debt  security,  the more sensitive the debt security's price will be to interest rate changes.

LOWER-RATED  SECURITIES  RISK - refers  to the  possibility  that an  Underlying
Fund's  investments in high-yield  bonds (commonly  referred to as "junk bonds")
and other lower-rated securities will subject the Underlying Fund to substantial risk of loss.  Issuers of these  securities are generally  considered to be less financially secure and less able to repay interest and principal than issuers of investment-grade  securities.  Prices  of  high-yield  bonds  tend  to  be  very volatile. These securities are less liquid than investment-grade debt securities and may be  difficult  to  price  or sell,  particularly  in  times of  negative sentiment toward high-yield  securities.  The Underlying  Fund's  investments in lower-rated securities may involve the following specific risks:

     o    greater  risk  of  loss  due  to  default  because  of  the  increased likelihood that adverse  economic or company specific events will make the issuer unable to pay interest and/or principal when due;

     o    wider price fluctuations due to changing interest rates and/or adverse economic and business developments; and

     o    greater risk of loss due to declining credit quality.

PREPAYMENT RISK - as interest rates decline, debt issuers may repay or refinance their loans or obligations  earlier than  anticipated.  The issuers of mortgage-
and asset-backed  securities may,  therefore,  repay principal in advance.  This
forces  an  Underlying   Fund  to  reinvest  the  proceeds  from  the  principal
prepayments at lower rates, which reduces the Underlying Fund's income.

In addition,  changes in prepayment levels can increase the volatility of prices and yields on mortgage- and asset-backed securities.  If an Underlying Fund pays a premium (a price higher than the principal amount of the bond) for a mortgage-
or asset-backed  security and that security is prepaid,  the Underlying Fund may not recover the premium, resulting in a capital loss.

TIPS BOND RISK - TIPS are fixed-income  securities  issued by the U.S.  Treasury that are  designed  to  provide  inflation  protection  to  investors.  TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation.  The inflation adjustment,  which is typically applied monthly to the principal of the bond,  follows a designated  inflation  index,  such as the consumer price index.  A fixed coupon rate is applied to the  inflation-adjusted principal so that as inflation rises,  both the principal value and the interest
payments   increase.    Because   of   this   inflation    adjustment   feature,
inflation-protected   bonds  typically  have  lower  yields  than   conventional
fixed-rate  bonds.  While  TIPS  may  provide  investors  with a  hedge  against inflation,  in the event of deflation,  in which prices  decline over time,  the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to the Underlying Fund.

Other Risks

DERIVATIVES  RISK - the  risk  that  the  use  of  derivative  securities  could disproportionately  increase losses and/or reduce  opportunities  for gains when security  prices,  currency rates or interest  rates change in unexpected  ways.
Some Underlying Funds may invest in derivatives,  primarily  futures and options on futures.

Derivatives investing involves several different risks, including the risk that:

     o    the other party in the  derivatives  contract may fail to fulfill that party's obligations;

     o    the use of  derivatives  may reduce  liquidity and make the Underlying
          Fund harder to value, especially in declining markets;

     o    the  Underlying  Fund  may  suffer   disproportionately  heavy  losses
          relative  to the  amount  of  assets  it has  invested  in  derivative contracts; and

     o    changes  in the value of the  derivative  contracts  or other  hedging instruments  may not match or fully offset changes in the value of the hedged portfolio  securities,  thereby failing to achieve the original purpose for using the derivatives.

EVENT RISK - the risk that a corporate  event such as a  restructuring,  merger, leveraged  buyout,  takeover,  or  similar  action may cause a decline in market value or credit  quality  of the  corporation's  stocks or bonds due to  factors including  an  unfavorable  market  response  or a  resulting  increase  in  the company's  debt.  Added debt may  significantly  reduce the credit  quality  and market value of a company's bonds.

NON-DIVERSIFIED  FUND RISK - certain  Underlying  Funds may be  non-diversified, meaning they may hold larger  positions in fewer securities than other funds. As a result, a single  security's  increase or decrease in value may have a greater impact on the Underlying Fund's value and total return.

REDEMPTION  FEE  RISK  -  certain  unaffiliated   Underlying  Funds  may  charge
redemption fees to shareholders who redeem their Underlying Fund shares within a specified  period of time following the purchase of such shares.  Ordinarily,  a mutual fund that  imposes  redemption  fees does so in order to deter  investors from engaging in excessive or short-term  trading,  often referred to as "market timing,"  and  to  reimburse  it for  transaction  costs  borne  by  other  fund shareholders  on account of market timing  activity.  The Moderate Fund does not intend to  engage in market  timing in  Underlying  Fund  shares.  However,  the
Moderate Fund will place purchase and redemption  orders in shares of Underlying
Funds pursuant to an  established  asset  allocation  model in response to daily purchases and redemptions of the Moderate Fund's own shares, to conduct periodic rebalancing of the Fund's assets to conform to the  established  model following periods of market  fluctuation,  and in response to changes  made to an existing asset  allocation  model  itself.  While the  portfolio  manager will attempt to conduct the Moderate Fund's purchase and redemption of Underlying Fund shares in a manner to avoid or minimize  subjecting the Moderate Fund to redemption  fees, there  may be  instances  where  payment  of  such  fees is  unavoidable  or the portfolio manager is not successful in minimizing their impact.

PORTFOLIO  TURNOVER RISK - The managers of some  Underlying  Funds may engage in active and frequent trading of portfolio securities if the managers believe that this will be beneficial.  A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Underlying Fund's performance and may:

     o    increase share price volatility and

     o    result in additional tax consequences for Moderate Fund shareholders.

If the value of the Moderate Fund's investments goes down, you may lose money.

For additional  information regarding the above identified risks, see Section 2,
Fund Details:  Additional  Information about Investments,  Investment Strategies and Risks for the Optimal Allocations Series.

PERFORMANCE

Performance  information is not available for the Aberdeen  Optimal  Allocations
Fund: Moderate because it is new.

FEES AND EXPENSES

This table  describes  the fees and expenses you may pay when buying and holding shares of the Moderate Fund, depending on the share class you select. This table also  reflects  the  proportion  of  the  Underlying  Funds'  expenses  you  may indirectly  pay through  ownership of shares of the Moderate Fund. See "Indirect
Expenses Paid by the Funds" below.

--------------------------------------- ----------- ------------- ------------ ------------ ---------------- -------------
                                                                                            INSTITUTIONAL
                                          CLASS        CLASS        CLASS        CLASS      SERVICE          INSTITUTIONAL
Shareholder Fees(Paid Directly From         A            B            C            R        CLASS            CLASS
Your Investment)(1)                       SHARES       SHARES       SHARES       SHARES     SHARES           SHARES
--------------------------------------- ----------- ------------- ------------ ------------ ---------------- -------------
Maximum Sales Charge(Load) imposed       5.75%(2)     None          None         None         None             None
upon purchases(as a percentage of
offering price)
--------------------------------------- ----------- ------------- ------------ ------------ ---------------- -------------
Maximum Deferred Sales Charge (Load)     None(3)      5.00%(4)      1.00%(5)     None         None             None
(as a percentage of offering or sale
price, whichever is less)
--------------------------------------- ----------- ------------- ------------ ------------ ---------------- -------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND
ASSETS)(6)
--------------------------------------- ----------- ------------- ------------ ------------ ---------------- -------------
Management Fees                          0.15%        0.15%         0.15%        0.15%        0.15%            0.15%
--------------------------------------- ----------- ------------- ------------ ------------ ---------------- -------------
Distribution and/or Service (12b-1)      0.25%        1.00%         1.00%        0.50%        None             None
Fees
--------------------------------------- ----------- ------------- ------------ ------------ ---------------- -------------
Other Expenses(7)                        0.35%        0.34%         0.34%        0.54%        0.34%            0.34%
--------------------------------------- ----------- ------------- ------------ ------------ ---------------- -------------
ACQUIRED FUND FEES AND EXPENSES(8)       0.91%        0.91%         0.91%        0.91%        0.91%            0.91%
--------------------------------------- ----------- ------------- ------------ ------------ ---------------- -------------
TOTAL ANNUAL FUND OPERATING EXPENSES     1.66%        2.40%         2.40%        2.10%        1.40%            1.40%
--------------------------------------- ----------- ------------- ------------ ------------ ---------------- -------------
Less: Amount of Fee Limitation/          0.24%        0.24%         0.24%        0.24%        0.24%            0.24%
Expense Reimbursement (9)
--------------------------------------- ----------- ------------- ------------ ------------ ---------------- -------------
NET ANNUAL FUND OPERATING EXPENSES       1.42%        2.16%         2.16%        1.86%        1.16%            1.16%
--------------------------------------- ----------- ------------- ------------ ------------ ---------------- -------------

EXAMPLE

This  Example is  intended  to help you  compare  the cost of  investing  in the
Moderate Fund with cost of investing in other mutual funds.

The Example  assumes that you invest  $10,000 in the Moderate  Fund for the time periods  indicated and then sell all of your shares at the end of those periods.
It  assumes a 5%  return  each  year,  no change  in  expenses  and the  expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------- ---------- -----------
                                                         1 YEAR     3 YEARS
----------------------------------------------------- ---------- -----------
Class A shares*                                            $711      $1,046
----------------------------------------------------- ---------- -----------
Class B shares                                             $719      $1,026
----------------------------------------------------- ---------- -----------
Class C shares                                             $319        $726
----------------------------------------------------- ---------- -----------
Class R shares                                             $189        $635
----------------------------------------------------- ---------- -----------
Institutional Service Class shares                         $118        $420
----------------------------------------------------- ---------- -----------
Institutional Class shares                                 $118        $420
----------------------------------------------------- ---------- -----------

* Assumes a CDSC does not apply.

You would pay the following  expenses on the same investment if you did not sell your shares**:

----------------------------------------------------- ---------- -----------
                                                         1 YEAR     3 YEARS
----------------------------------------------------- ---------- -----------
Class B shares                                             $219        $726
----------------------------------------------------- ---------- -----------
Class C shares                                             $219        $726
----------------------------------------------------- ---------- -----------

**  Expenses  paid on the same  investment  in Class A (unless  your  shares are subject to a CDSC  applicable  to purchases  of  $1,000,000  or more),  Class R,
Institutional  Service  Class and  Institutional  Class  shares  do not  change, whether or not you sell your shares.

The Moderate Fund does not apply sales charges on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

(1)  If  you  buy  and  sell  shares   through  a  broker  or  other   financial
     intermediary, the intermediary may charge a separate transaction fee.

(2)  The sales charge on  purchases  of Class A shares is reduced or  eliminated for  purchases  of $50,000 or more.  For more  information,  see Section 4,
     Investing with Aberdeen Funds: Choosing a Share Class--Reduction and Waiver
     of Class A Sales Charges.

(3)  A  contingent  deferred  sales  charge  (CDSC) of up to 1.00% will apply to certain  redemptions  of Class A shares if purchased  without sales charges and for which a  finders  fee was  paid.  See  Section  4,  Investing  with
     Aberdeen Funds: Purchasing Class A Shares without a Sales Charge.

(4)  A CDSC  beginning at 5% and  declining to 1% is charged if you sell Class B shares within six years after  purchase.  Class B shares convert to Class A shares after you have held them for seven years.  See Section 4,  Investing with Aberdeen Funds: Choosing a Share Class--Class B Shares.

(5)  A CDSC of 1% is charged  if you sell  Class C shares  within the first year after purchase.  See Section 4, Investing with Aberdeen  Funds:  Choosing a
     Share Class--Class C Shares.

(6)  The "Annual Fund  Operating  Expenses"  are  annualized  expenses  based on anticipated  fees and expenses  payable by the Fund through the fiscal year ending October 31, 2008.

(7)  "Other  Expenses"  include other  ordinary  operating  expenses of the Fund including  administrative  services  fees which are  permitted  to be up to
     0.25%  with  respect to Class A, Class R and  Institutional  Service  Class
     shares. The full 0.25% in administrative  services fees is not reflected in
     "Other  Expenses"  at  this  time  because  the  Fund  does  not  currently anticipate selling its shares to intermediaries that charge the full amount permitted during the current fiscal year. The amount currently reflected in
     "Other  Expenses"  for  administrative  services  fees is 0.01% for Class A shares, 0.20% for Class R Shares and 0.00% for Institutional  Service Class
     Shares. If the maximum amount of administrative services fees were charged, the "Net Annual Fund Operating Expenses" would be higher.

(8)  Because the  Moderate  Fund  invests  primarily  in mutual  funds,  it is a shareholder of those  Underlying  Funds. The Underlying Funds do not charge the Moderate Fund any sales charge for buying or selling  shares.  However, the  Moderate  Fund  indirectly  pays a portion  of the  Underlying  Funds'
     operating expenses,  including management fees. These expenses are deducted from the Underlying  Funds before their share prices are calculated and are in  addition to the fees and  expenses  described  in the fee table  above.
     Actual  indirect  expenses vary depending on how the Moderate Fund's assets are spread among the Underlying Funds.

(9)  The Trust and the Adviser  have entered  into a written  contract  limiting operating expenses to 0.50% for Class A, 1.25% for Class B, 1.25% for Class
     C, 0.75% for Class R, 0.25% for Institutional  Service Class, and 0.25% for
     Institutional Class at least through February 28, 2009. This limit excludes certain Fund  expenses,  including  any taxes,  interest,  brokerage  fees,
     short-sale   dividend  expenses,   Acquired  Fund  Fees  and  Expenses  and
     administrative  services  fees.  The Trust is  authorized  to reimburse the
     Adviser  for  management  fees  previously   limited  and/or  for  expenses
     previously paid by the Adviser,  provided,  however that any reimbursements must be paid at a date not more than three  years  after the fiscal year in which the  Adviser  limited the fees or  reimbursed  the  expenses  and the reimbursements  do not cause the Fund to exceed the expense  limitation  in the agreement at the time the expenses are waived.

SECTION 1 ABERDEEN OPTIMAL ALLOCATIONS FUND: MODERATE GROWTH

ABERDEEN OPTIMAL ALLOCATIONS FUND: MODERATE GROWTH

INVESTMENT OBJECTIVES

The Aberdeen Optimal  Allocations Fund:  Moderate Growth seeks to maximize total investment return for a given level of risk.

PRINCIPAL STRATEGIES

The Moderate  Growth Fund pursues its objective  primarily by seeking  growth of
capital,   but  also  by  seeking  income.  The  Moderate  Growth  Fund  invests predominately  in  Underlying  Funds  that  are  actively  managed,  many by the
Adviser. The Moderate Growth Fund's allocation is significantly  weighted toward
U.S.  stock and Specialty  Asset  investments,  but also includes some bonds and short-term  investments to reduce  volatility.  The Moderate  Growth Fund may be appropriate  for investors  who want to maximize  returns over the long-term and who have some tolerance for possible short-term losses.

The Adviser  establishes a target allocation range among different asset classes based on the Moderate  Growth  Fund's risk profile and  strategies.  Within each target asset class allocation  range, the Adviser selects the Underlying  Funds, and the  percentage  of the Fund's  assets that will be  allocated  to each such
Underlying  Fund. The Adviser reviews the  allocations  among both asset classes and Underlying  Funds on a routine basis.  The Adviser may make changes to these allocation  ranges from time to time as  appropriate  given the risk profile and strategies of the Moderate  Growth Fund in order to achieve the Moderate  Growth
Fund's  investment   objective.   The  Moderate  Growth  Fund's  current  target
allocation ranges for investment are: 10-20% in U.S. Large Cap Stocks,  5-15% in
U.S.  Small/Mid Cap Stocks,  5-15% in International  Stocks,  5-15% in Bonds and
Short-Term Investments and 40-60% in Specialty Assets.

For  additional  information  regarding  the above  identified  strategies,  see
Section 2, Fund Details:  Additional  Information about Investments,  Investment
Strategies and Risks for the Optimal Allocations Series.

PRINCIPAL RISKS

The Moderate  Growth Fund can not guarantee  that it will achieve its investment objective.

As with any  fund,  the value of the  Moderate  Growth  Fund's  investments--and therefore, the value of the Moderate Growth Fund's shares--may fluctuate.

ASSET  ALLOCATION RISK - The Moderate Growth Fund is subject to different levels and combinations of risk, based on its actual allocation among the various asset classes and Underlying Funds. The Moderate Growth Fund will be affected by stock and bond  market  risks,  among  others.  The  Moderate  Growth  Fund  invests a significant  proportion  of its assets in  Specialty  Assets,  which may involve riskier  types of securities  or  investments  than those offered by other asset classes.  The potential impact of the risks related to an asset class depends on the size of Moderate Growth Fund's investment allocation to it.

PERFORMANCE RISK - The Moderate Growth Fund's investment performance is directly tied to the  performance  of the Underlying  Funds in which the Moderate  Growth
Fund  invests.  If one or  more  of the  Underlying  Funds  fails  to  meet  its investment objective, the Moderate Growth Fund's performance could be negatively affected.  There  can be no  assurance  that  the  Moderate  Growth  Fund or any
Underlying Fund will achieve its investment objective.

Risks Associated with the Underlying Funds

The  following  are  risks   applicable  to  the  Underlying   Funds  and  their
corresponding asset classes:

Risks Associated with Stocks

STOCK MARKET RISK - refers to the possibility that an Underlying Fund could lose value if the individual  stocks in which the Underlying Fund has invested and/or the overall stock markets in which those stocks trade decline. Individual stocks
and  overall  stock  markets  may  experience   short-term   volatility   (price
fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by many factors, including:

     o    corporate earnings;

     o    production;

     o    management;

     o    sales; and

     o    market  trends,  including  investor  demand for a particular  type of stock, such as growth or value stocks,  small- or large-cap stocks, or stocks within a particular industry.

Stock markets are affected by numerous  factors,  including  interest rates, the outlook for corporate  profits,  the health of the national and world economies, national  and world social and  political  events and the  fluctuation  of other stock markets around the world.

MID-CAP AND SMALL-CAP  RISK - Investments  in small and mid-sized  companies may involve  greater risk than  investments in larger,  more  established  companies because  their stocks are usually  less stable in price and less liquid.  To the extent an Underlying  Fund invests in stocks of small and  mid-sized  companies, the Underlying Fund may be subject to increased risk. Small-cap companies in the technology and biotechnology  industries may be especially  subject to abrupt or erratic price movements.

FOCUSED  INVESTMENT  RISK  - the  risk  that  investing  in a  select  group  of securities  could subject an  Underlying  Fund to greater risk of loss and could cause its returns to be  significantly  more  volatile than  broad-based  market indices and other more diversified  mutual funds due to the market movement of a particular security or industry.

CONCENTRATION  RISK - Some of the  Underlying  Funds invest 25% or more of their total  assets in a group of  companies in one or more  industry  groups.  To the extent  that an  Underlying  Fund  concentrates  its  securities  in one or more sectors or  industries,  the  Underlying  Fund may be especially  susceptible to factors affecting those industries, including:

     o    government regulation;

     o    economic cycles;

     o    rapid change in products or services; or

     o    competitive pressures.

INITIAL  PUBLIC  OFFERING  RISK -  availability  of IPOs may be  limited  and an
Underlying  Fund may not be able to buy any shares at the offering price, or may not be able to buy as many  shares  at the  offering  price  as it  would  like.
Further,  IPO prices often are subject to greater and more  unpredictable  price changes than more established stocks.

REIT AND REAL ESTATE RISK - involves the risks that are  associated  with direct ownership  of real  estate and with the real estate  industry in general.  These risks include  possible  declines in the value of real estate,  possible lack of availability  of mortgage  funds and unexpected  vacancies of properties.  REITs that invest in real estate mortgages are also subject to prepayment risk. To the extent an Underlying  Fund invests in REITs,  the Underlying Fund may be subject to these risks. The Fund may also invest in C- corporations.

SHORT-SALES RISK - An Underlying Fund may sell a security it does not own in the hope of  buying  the  same  security  at a later  date  at a  lower  price.  The
Underlying  Fund is required  to borrow the  security to deliver it to the buyer and is  obligated  to return the  security to the lender at a later date.  Short sales involve the risk that the price of the security sold short  increases from the time the security is sold short to the date the  Underlying  Fund  purchases the security to replace the borrowed security. Any such loss is increased by the amount of the premium or interest the Underlying  Fund must pay to the lender of the security.  Likewise,  any gain will be decreased by the amount of premium or interest the Underlying Fund must pay to the lender of the security. When a cash dividend  is declared on a security  for which the  Underlying  Fund has a short position,  it incurs the  obligation  to pay an amount equal to that dividend to the lender of the shorted  security.  However,  any such  dividend on a security sold short  generally  reduces the market  value of the shorted  security,  thus increasing  the  Underlying  Fund's  unrealized  gain or reducing the Underlying
Fund's  unrealized  loss on its short-sale  transaction.  The Underlying Fund is also required to segregate  other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available  to meet the  Underlying  Fund's  needs  for  immediate  cash or other liquidity.

An  Underlying  Fund's  performance  may also suffer losses if it is required to close out a short position earlier than it had intended. This would occur if the securities  lender  required the  Underlying  Fund to deliver the securities the
Underlying  Fund borrowed prior to the end of the term of the short sale and the
Underlying  Fund was unable to borrow the  securities  from  another  securities lender.

Risks Associated with International Securities

FOREIGN  SECURITIES  RISK -foreign  securities may be more  volatile,  harder to price and less  liquid than U.S.  securities.  Foreign  investments  involve the following risks in addition to those of U.S. investments:

     o    political and economic instability;

     o    the impact of currency exchange rate fluctuations;

     o    reduced information about issuers;

     o    higher transaction costs;

     o    less stringent regulatory and accounting standards; and

     o    delayed settlement.

Additional  risks  include the  possibility  that a foreign  jurisdiction  might impose or increase  withholding  taxes on income payable with respect to foreign securities and the possible  seizure,  nationalization  or  expropriation of the foreign issuer or foreign  deposits (in which the Underlying Fund could lose its entire  investment  in a certain  market) and the  possible  adoption of foreign governmental restrictions such as exchange controls.

The  Moderate  Growth  Fund may be  subject to the  additional  risks of foreign securities to the extent that an Underlying Fund invests in foreign  securities.
To the extent  that an  Underlying  Fund  invests  in  countries  with  emerging markets,  the foreign  securities  risks are magnified since these countries may have  unstable  governments,  more  volatile  currencies  and  less  established markets.

Risks Associated with Bonds and Short-Term Investments

CREDIT RISK - the risk that the issuer of a debt security will not make required interest payments and/or principal repayments when they are due. In addition, if an  issuer's  financial  condition  changes,  the ratings on the  issuer's  debt securities  may be  lowered,  which  could  negatively  affect the prices of the securities an Underlying Fund owns.

EXTENSION RISK - the risk that principal repayments will not occur as quickly as anticipated,  causing the expected  maturity of a security to increase.  Rapidly rising interest rates may cause  prepayments to occur more slowly than expected, thereby  lengthening  the maturity of the securities held by the Underlying Fund and making their prices more sensitive to rate changes and more volatile.

INFLATION  RISK - the risk that prices of existing  fixed-rate  debt  securities will decline due to inflation or the threat of inflation. The income produced by these  securities  is worth less when  prices for goods and  services  rise.  To compensate  for this loss of purchasing  power,  the  securities  trade at lower prices.  Inflation also reduces the  purchasing  power of any income you receive from an Underlying Fund.

INTEREST  RATE  RISK - the risk  that the  value of debt  securities  held by an
Underlying Fund may decrease when market interest rates rise. In general, prices of debt  securities  decline when interest rates rise and increase when interest rates fall.  Typically,  the longer the  maturity of a debt  security,  the more sensitive the debt security's price will be to interest rate changes.

LOWER-RATED  SECURITIES  RISK - refers  to the  possibility  that an  Underlying
Fund's  investments in high-yield  bonds (commonly  referred to as "junk bonds")
and other lower-rated securities will subject the Underlying Fund to substantial risk of loss.  Issuers of these  securities are generally  considered to be less financially secure and less able to repay interest and principal than issuers of investment-grade  securities.  Prices  of  high-yield  bonds  tend  to  be  very volatile. These securities are less liquid than investment-grade debt securities and may be  difficult  to  price  or sell,  particularly  in  times of  negative sentiment toward high-yield  securities.  The Underlying  Fund's  investments in lower-rated securities may involve the following specific risks:

     o    greater  risk  of  loss  due  to  default  because  of  the  increased likelihood that adverse  economic or company specific events will make the issuer unable to pay interest and/or principal when due;

     o    wider price fluctuations due to changing interest rates and/or adverse economic and business developments; and

     o    greater risk of loss due to declining credit quality.

PREPAYMENT RISK - as interest rates decline, debt issuers may repay or refinance their loans or obligations  earlier than  anticipated.  The issuers of mortgage-
and asset-backed  securities may,  therefore,  repay principal in advance.  This
forces  an  Underlying   Fund  to  reinvest  the  proceeds  from  the  principal
prepayments at lower rates, which reduces the Underlying Fund's income.

In addition,  changes in prepayment levels can increase the volatility of prices and yields on mortgage- and asset-backed securities.  If an Underlying Fund pays a premium (a price higher than the principal amount of the bond) for a mortgage-
or asset-backed  security and that security is prepaid,  the Underlying Fund may not recover the premium, resulting in a capital loss.

TIPS BOND RISK - TIPS are fixed-income  securities  issued by the U.S.  Treasury that are  designed  to  provide  inflation  protection  to  investors.  TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation.  The inflation adjustment,  which is typically applied monthly to the principal of the bond,  follows a designated  inflation  index,  such as the consumer price index.  A fixed coupon rate is applied to the  inflation-adjusted principal so that as inflation rises,  both the principal value and the interest
payments   increase.    Because   of   this   inflation    adjustment   feature,
inflation-protected   bonds  typically  have  lower  yields  than   conventional
fixed-rate  bonds.  While  TIPS  may  provide  investors  with a  hedge  against inflation,  in the event of deflation,  in which prices  decline over time,  the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to the Underlying Fund.

Other Risks

DERIVATIVES  RISK - the  risk  that  the  use  of  derivative  securities  could disproportionately  increase losses and/or reduce  opportunities  for gains when security  prices,  currency rates or interest  rates change in unexpected  ways.
Some Underlying Funds may invest in derivatives,  primarily  futures and options on futures.

Derivatives investing involves several different risks, including the risk that:

     o    the other party in the  derivatives  contract may fail to fulfill that party's obligations;

     o    the use of  derivatives  may reduce  liquidity and make the Underlying
          Fund harder to value, especially in declining markets;

     o    the  Underlying  Fund  may  suffer   disproportionately  heavy  losses
          relative  to the  amount  of  assets  it has  invested  in  derivative contracts; and

     o    changes  in the value of the  derivative  contracts  or other  hedging instruments  may not match or fully offset changes in the value of the hedged portfolio  securities,  thereby failing to achieve the original purpose for using the derivatives.

EVENT RISK - the risk that a corporate  event such as a  restructuring,  merger, leveraged  buyout,  takeover,  or  similar  action may cause a decline in market value or credit  quality  of the  corporation's  stocks or bonds due to  factors including  an  unfavorable  market  response  or a  resulting  increase  in  the company's  debt.  Added debt may  significantly  reduce the credit  quality  and market value of a company's bonds.

NON-DIVERSIFIED  FUND RISK - certain  Underlying  Funds may be  non-diversified, meaning they may hold larger  positions in fewer securities than other funds. As a result, a single  security's  increase or decrease in value may have a greater impact on the Underlying Fund's value and total return.

REDEMPTION  FEE  RISK  -  certain  unaffiliated   Underlying  Funds  may  charge
redemption fees to shareholders who redeem their Underlying Fund shares within a specified  period of time following the purchase of such shares.  Ordinarily,  a mutual fund that  imposes  redemption  fees does so in order to deter  investors from engaging in excessive or short-term  trading,  often referred to as "market timing,"  and  to  reimburse  it for  transaction  costs  borne  by  other  fund shareholders on account of market timing activity. The Moderate Growth Fund does not intend to engage in market timing in Underlying  Fund shares.  However,  the
Moderate  Growth Fund will place  purchase  and  redemption  orders in shares of
Underlying  Funds pursuant to an established  asset allocation model in response to daily purchases and redemptions of the Moderate Growth Fund's own shares,  to conduct periodic  rebalancing of the Fund's assets to conform to the established model following periods of market  fluctuation,  and in response to changes made to an existing asset allocation model itself.  While the portfolio  manager will attempt to conduct  the  Moderate  Growth  Fund's  purchase  and  redemption  of
Underlying Fund shares in a manner to avoid or minimize  subjecting the Moderate
Growth Fund to  redemption  fees,  there may be instances  where payment of such fees is  unavoidable  or the portfolio  manager is not  successful in minimizing their impact.

PORTFOLIO  TURNOVER RISK - The managers of some  Underlying  Funds may engage in active and frequent trading of portfolio securities if the managers believe that this will be beneficial.  A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Underlying Fund's performance and may:

     o    increase share price volatility and

     o    result  in  additional  tax  consequences  for  Moderate  Growth  Fund shareholders.

If the value of the Moderate Growth Fund's  investments  goes down, you may lose money.

For additional  information regarding the above identified risks, see Section 2,
Fund Details:  Additional  Information about Investments,  Investment Strategies and Risks for the Optimal Allocations Series.

PERFORMANCE

Performance  information is not available for the Aberdeen  Optimal  Allocations
Fund: Moderate Growth because it is new.

FEES AND EXPENSES

This table  describes  the fees and expenses you may pay when buying and holding shares of the  Moderate  Growth  Fund,  depending on the share class you select.
This table also reflects the  proportion of the Underlying  Funds'  expenses you may indirectly pay through  ownership of shares of the Moderate Growth Fund. See
"Indirect Expenses Paid by the Funds" below.

------------------------------- ---------- ----------- ---------- ----------- ------------------- -------------------
                                                                              INSTITUTIONAL
Shareholder Fees (Paid          CLASS      CLASS       CLASS      CLASS       SERVICE             INSTITUTIONAL
Directly From Your                A          B           C          R         CLASS               CLASS
Investment)(1)                  SHARES     SHARES      SHARES     SHARES      SHARES              SHARES
------------------------------- ---------- ----------- ---------- ----------- ------------------- -------------------
Maximum Sales Charge(Load)      5.75%(2)   None        None       None        None                None
imposed upon purchases(as a
percentage of offering price)
------------------------------- ---------- ----------- ---------- ----------- ------------------- -------------------
Maximum Deferred Sales Charge   None(3)    5.00%(4)    1.00%(5)   None        None                None
(Load) (as a percentage
of offering or sale price,
whichever is less)
------------------------------- ---------- ----------- ---------- ----------- ------------------- -------------------
ANNUAL FUND OPERATING
EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS) (6)
------------------------------- ---------- ----------- ---------- ----------- ------------------- -------------------
Management Fees                 0.15%      0.15%       0.15%      0.15%       0.15%               0.15%
------------------------------- ---------- ----------- ---------- ----------- ------------------- -------------------
Distribution and/or Service     0.25%      1.00%       1.00%      0.50%       None                None
(12b-1) Fees
------------------------------- ---------- ----------- ---------- ----------- ------------------- -------------------
Other Expenses(7)               0.36%      0.35%       0.35%      0.55%       0.35%               0.35%
------------------------------- ---------- ----------- ---------- ----------- ------------------- -------------------
ACQUIRED FUND FEES AND          1.05%      1.05%       1.05%      1.05%       1.05%               1.05%
EXPENSES(8)
------------------------------- ---------- ----------- ---------- ----------- ------------------- -------------------
TOTAL ANNUAL FUND OPERATING     1.81%      2.55%       2.55%      2.25%       1.55%               1.55%
EXPENSES
------------------------------- ---------- ----------- ---------- ----------- ------------------- -------------------
Less: Amount of Fee             0.25%      0.25%       0.25%      0.25%       0.25%               0.25%
Limitation/ Expense
Reimbursement (9)
------------------------------- ---------- ----------- ---------- ----------- ------------------- -------------------
NET ANNUAL FUND OPERATING       1.56%      2.30%       2.30%      2.00%       1.30%               1.30%
EXPENSES
------------------------------- ---------- ----------- ---------- ----------- ------------------- -------------------

EXAMPLE

This  Example is  intended  to help you  compare  the cost of  investing  in the
Moderate Growth Fund with cost of investing in other mutual funds.

The Example  assumes that you invest $10,000 in the Moderate Growth Fund for the time  periods  indicated  and then  sell all of your  shares at the end of those periods. It assumes a 5% return each year, no change in expenses and the expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------- ---------- -----------
                                                   1 YEAR     3 YEARS
----------------------------------------------- ---------- -----------
Class A shares*                                      $725      $1,089
----------------------------------------------- ---------- -----------
Class B shares                                       $733      $1,070
----------------------------------------------- ---------- -----------
Class C shares                                       $333        $770
----------------------------------------------- ---------- -----------
Class R shares                                       $203        $679
----------------------------------------------- ---------- -----------
Institutional Service Class shares                   $132        $465
----------------------------------------------- ---------- -----------
Institutional Class shares                           $132        $465
----------------------------------------------- ---------- -----------

* Assumes a CDSC does not apply.

You would pay the following  expenses on the same investment if you did not sell your shares**:

----------------------------------------------- ---------- -----------
                                                   1 YEAR     3 YEARS
----------------------------------------------- ---------- -----------
Class B shares                                       $233        $770
----------------------------------------------- ---------- -----------
Class C shares                                       $233        $770
----------------------------------------------- ---------- -----------

**  Expenses  paid on the same  investment  in Class A (unless  your  shares are subject to a CDSC  applicable  to purchases  of  $1,000,000  or more),  Class R,
Institutional  Service  Class and  Institutional  Class  shares  do not  change, whether or not you sell your shares.

The Moderate  Growth Fund does not apply sales charges on  reinvested  dividends and other  distributions.  If these sales charges  (loads) were  included,  your costs would be higher.

(1)  If  you  buy  and  sell  shares   through  a  broker  or  other   financial
     intermediary, the intermediary may charge a separate transaction fee.

(2)  The sales charge on  purchases  of Class A shares is reduced or  eliminated for  purchases  of $50,000 or more.  For more  information,  see Section 4,
     Investing with Aberdeen Funds: Choosing a Share Class--Reduction and Waiver
     of Class A Sales Charges.

(3)  A  contingent  deferred  sales  charge  (CDSC) of up to 1.00% will apply to certain  redemptions  of Class A shares if purchased  without sales charges and for which a  finders  fee was  paid.  See  Section  4,  Investing  with
     Aberdeen Funds: Purchasing Class A Shares without a Sales Charge.

(4)  A CDSC  beginning at 5% and  declining to 1% is charged if you sell Class B shares within six years after  purchase.  Class B shares convert to Class A shares after you have held them for seven years.  See Section 4,  Investing with Aberdeen Funds: Choosing a Share Class--Class B Shares.

(5)  A CDSC of 1% is charged  if you sell  Class C shares  within the first year after purchase.  See Section 4, Investing with Aberdeen  Funds:  Choosing a
     Share Class--Class C Shares.

(6)  The "Annual Fund  Operating  Expenses"  are  annualized  expenses  based on anticipated  fees and expenses  payable by the Fund through the fiscal year ending October 31, 2008.

(7)  "Other  Expenses"  include other  ordinary  operating  expenses of the Fund including  administrative  services  fees which are  permitted  to be up to
     0.25%  with  respect to Class A, Class R and  Institutional  Service  Class
     shares. The full 0.25% in administrative  services fees is not reflected in
     "Other  Expenses"  at  this  time  because  the  Fund  does  not  currently anticipate selling its shares to intermediaries that charge the full amount permitted during the current fiscal year. The amount currently reflected in
     "Other  Expenses"  for  administrative  services  fees is 0.01% for Class A shares, 0.20% for Class R Shares and 0.00% for Institutional  Service Class
     Shares. If the maximum amount of administrative services fees were charged, the "Net Annual Fund Operating Expenses" would be higher.

(8)  Because the Moderate Growth Fund invests primarily in mutual funds, it is a shareholder of those  Underlying  Funds. The Underlying Funds do not charge the  Moderate  Growth Fund any sales  charge for buying or selling  shares.
     However,  the  Moderate  Growth  Fund  indirectly  pays  a  portion  of the
     Underlying  Funds'  operating  expenses,  including  management fees. These expenses are deducted from the  Underlying  Funds before their share prices are  calculated  and are in addition to the fees and expenses  described in the fee table above.  Actual  indirect  expenses vary  depending on how the
     Moderate Growth Fund's assets are spread among the Underlying Funds.

(9)  The Trust and the Adviser  have entered  into a written  contract  limiting operating expenses to 0.50% for Class A, 1.25% for Class B, 1.25% for Class
     C, 0.75% for Class R, 0.25% for Institutional  Service Class, and 0.25% for
     Institutional Class at least through February 28, 2009. This limit excludes certain Fund  expenses,  including  any taxes,  interest,  brokerage  fees,
     short-sale   dividend  expenses,   Acquired  Fund  Fees  and  Expenses  and
     administrative  services  fees.  The Trust is  authorized  to reimburse the
     Adviser  for  management  fees  previously   limited  and/or  for  expenses
     previously paid by the Adviser,  provided,  however that any reimbursements must be paid at a date not more than three  years  after the fiscal year in which the  Adviser  limited the fees or  reimbursed  the  expenses  and the reimbursements  do not cause the Fund to exceed the expense  limitation  in the agreement at the time the expenses are waived.

SECTION 1 ABERDEEN OPTIMAL ALLOCATIONS FUND: GROWTH

ABERDEEN OPTIMAL ALLOCATIONS FUND: GROWTH

INVESTMENT OBJECTIVES

The Growth Fund seeks to maximize total  investment  return for a given level of risk.

PRINCIPAL STRATEGIES

The Growth Fund pursues its  objective  primarily by seeking  growth of capital.
The Growth Fund  invests  predominantly  in  Underlying  Funds that are actively managed,  many by the Adviser.  The Growth Fund's allocation is heavily weighted toward  U.S.  stock and  Specialty  Asset  investments.  The Growth  Fund may be appropriate for investors who are comfortable with substantial  risk, who have a long  investment  time  horizon  and who  want  to  maximize  long-term  returns potential and are better able to accept possible significant  short-term or even long-term losses.

The Adviser  establishes a target allocation range among different asset classes based on the Growth Fund's risk profile and strategies. Within each target asset class  allocation  range,  the Adviser  selects the  Underlying  Funds,  and the percentage of the Fund's  assets that will be allocated to each such  Underlying
Fund.  The  Adviser  reviews  the  allocations  among  both  asset  classes  and
Underlying  Funds on a routine  basis.  The  Adviser  may make  changes to these allocation  ranges from time to time as  appropriate  given the risk profile and strategies of the Growth Fund in order to achieve the Growth  Fund's  investment objective.  The Growth Fund's  current target  allocation  ranges for investment are: 15-30% in U.S. Large Cap Stocks,  5-15% in U.S. Small/Mid Cap Stocks, 5-15%
in International Stocks, 0-5% in Bonds and Short-Term  Investments and 45-70% in
Specialty Assets.

For  additional  information  regarding  the above  identified  strategies,  see
Section 2, Fund Details:  Additional  Information about Investments,  Investment
Strategies and Risks for the Optimal Allocations Series.

PRINCIPAL RISKS

The Growth Fund can not guarantee that it will achieve its investment objective.

As with any fund, the value of the Growth Fund's investments--and therefore, the value of the Growth Fund's shares--may fluctuate.

ASSET  ALLOCATION  RISK - The Growth  Fund is subject  to  different  levels and combinations  of risk,  based on its actual  allocation  among the various asset classes and Underlying Funds. The Growth Fund will be affected by stock and bond market risks, among others. The Growth Fund invests a significant  proportion of its assets in Specialty Assets, which may involve riskier types of securities or investments  than those offered by other asset classes.  The potential impact of the  risks  related  to an asset  class  depends  on the size of  Growth  Fund's investment allocation to it.

PERFORMANCE RISK - The Growth Fund's investment  performance is directly tied to the performance of the Underlying Funds in which the Growth Fund invests. If one or more of the  Underlying  Funds fails to meet its  investment  objective,  the
Growth  Fund's  performance  could  be  negatively  affected.  There  can  be no assurance  that  the  Growth  Fund  or any  Underlying  Fund  will  achieve  its investment objective.

Risks Associated with the Underlying Funds

The  following  are  risks   applicable  to  the  Underlying   Funds  and  their
corresponding asset classes:

Risks Associated with Stocks

STOCK MARKET RISK - refers to the possibility that an Underlying Fund could lose value if the individual  stocks in which the Underlying Fund has invested and/or the overall stock markets in which those stocks trade decline. Individual stocks
and  overall  stock  markets  may  experience   short-term   volatility   (price
fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by many factors, including:

     o    corporate earnings;

     o    production;

     o    management;

     o    sales; and

     o    market  trends,  including  investor  demand for a particular  type of stock, such as growth or value stocks,  small- or large-cap stocks, or stocks within a particular industry.

Stock markets are affected by numerous  factors,  including  interest rates, the outlook for corporate  profits,  the health of the national and world economies, national  and world social and  political  events and the  fluctuation  of other stock markets around the world.

MID-CAP AND SMALL-CAP  RISK - Investments  in small and mid-sized  companies may involve  greater risk than  investments in larger,  more  established  companies because  their stocks are usually  less stable in price and less liquid.  To the extent an Underlying  Fund invests in stocks of small and  mid-sized  companies, the Underlying Fund may be subject to increased risk. Small-cap companies in the technology and biotechnology  industries may be especially  subject to abrupt or erratic price movements.

FOCUSED  INVESTMENT  RISK  - the  risk  that  investing  in a  select  group  of securities  could subject an  Underlying  Fund to greater risk of loss and could cause its returns to be  significantly  more  volatile than  broad-based  market indices and other more diversified  mutual funds due to the market movement of a particular security or industry.

CONCENTRATION  RISK - Some of the  Underlying  Funds invest 25% or more of their total  assets in a group of  companies in one or more  industry  groups.  To the extent  that an  Underlying  Fund  concentrates  its  securities  in one or more sectors or  industries,  the  Underlying  Fund may be especially  susceptible to factors affecting those industries, including:

     o    government regulation;

     o    economic cycles;

     o    rapid change in products or services; or

     o    competitive pressures.

INITIAL  PUBLIC  OFFERING  RISK -  availability  of IPOs may be  limited  and an
Underlying  Fund may not be able to buy any shares at the offering price, or may not be able to buy as many  shares  at the  offering  price  as it  would  like.
Further,  IPO prices often are subject to greater and more  unpredictable  price changes than more established stocks.

REIT AND REAL ESTATE RISK - involves the risks that are  associated  with direct ownership  of real  estate and with the real estate  industry in general.  These risks include  possible  declines in the value of real estate,  possible lack of availability  of mortgage  funds and unexpected  vacancies of properties.  REITs that invest in real estate mortgages are also subject to prepayment risk. To the extent an Underlying  Fund invests in REITs,  the Underlying Fund may be subject to these risks. The Fund may also invest in C- corporations.

SHORT-SALES RISK - An Underlying Fund may sell a security it does not own in the hope of  buying  the  same  security  at a later  date  at a  lower  price.  The
Underlying  Fund is required  to borrow the  security to deliver it to the buyer and is  obligated  to return the  security to the lender at a later date.  Short sales involve the risk that the price of the security sold short  increases from the time the security is sold short to the date the  Underlying  Fund  purchases the security to replace the borrowed security. Any such loss is increased by the amount of the premium or interest the Underlying  Fund must pay to the lender of the security.  Likewise,  any gain will be decreased by the amount of premium or interest the Underlying Fund must pay to the lender of the security. When a cash dividend  is declared on a security  for which the  Underlying  Fund has a short position,  it incurs the  obligation  to pay an amount equal to that dividend to the lender of the shorted  security.  However,  any such  dividend on a security sold short  generally  reduces the market  value of the shorted  security,  thus increasing  the  Underlying  Fund's  unrealized  gain or reducing the Underlying
Fund's  unrealized  loss on its short-sale  transaction.  The Underlying Fund is also required to segregate  other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available  to meet the  Underlying  Fund's  needs  for  immediate  cash or other liquidity.

An  Underlying  Fund's  performance  may also suffer losses if it is required to close out a short position earlier than it had intended. This would occur if the securities  lender  required the  Underlying  Fund to deliver the securities the
Underlying  Fund borrowed prior to the end of the term of the short sale and the
Underlying  Fund was unable to borrow the  securities  from  another  securities lender.

Risks Associated with International Securities

FOREIGN  SECURITIES  RISK -foreign  securities may be more  volatile,  harder to price and less  liquid than U.S.  securities.  Foreign  investments  involve the following risks in addition to those of U.S. investments:

     o    political and economic instability;

     o    the impact of currency exchange rate fluctuations;

     o    reduced information about issuers;

     o    higher transaction costs;

     o    less stringent regulatory and accounting standards; and

     o    delayed settlement.

Additional  risks  include the  possibility  that a foreign  jurisdiction  might impose or increase  withholding  taxes on income payable with respect to foreign securities and the possible  seizure,  nationalization  or  expropriation of the foreign issuer or foreign  deposits (in which the Underlying Fund could lose its entire  investment  in a certain  market) and the  possible  adoption of foreign governmental restrictions such as exchange controls.

The Growth Fund may be subject to the additional risks of foreign  securities to the extent that an Underlying Fund invests in foreign securities.  To the extent that an Underlying Fund invests in countries with emerging markets,  the foreign
securities   risks  are  magnified  since  these  countries  may  have  unstable governments, more volatile currencies and less established markets.

Risks Associated with Bonds and Short-Term Investments

CREDIT RISK - the risk that the issuer of a debt security will not make required interest payments and/or principal repayments when they are due. In addition, if an  issuer's  financial  condition  changes,  the ratings on the  issuer's  debt securities  may be  lowered,  which  could  negatively  affect the prices of the securities an Underlying Fund owns.

EXTENSION RISK - the risk that principal repayments will not occur as quickly as anticipated,  causing the expected  maturity of a security to increase.  Rapidly rising interest rates may cause  prepayments to occur more slowly than expected, thereby  lengthening  the maturity of the securities held by the Underlying Fund and making their prices more sensitive to rate changes and more volatile.

INFLATION  RISK - the risk that prices of existing  fixed-rate  debt  securities will decline due to inflation or the threat of inflation. The income produced by these  securities  is worth less when  prices for goods and  services  rise.  To compensate  for this loss of purchasing  power,  the  securities  trade at lower prices.  Inflation also reduces the  purchasing  power of any income you receive from an Underlying Fund.

INTEREST  RATE  RISK - the risk  that the  value of debt  securities  held by an
Underlying Fund may decrease when market interest rates rise. In general, prices of debt  securities  decline when interest rates rise and increase when interest rates fall.  Typically,  the longer the  maturity of a debt  security,  the more sensitive the debt security's price will be to interest rate changes.

LOWER-RATED  SECURITIES  RISK - refers  to the  possibility  that an  Underlying
Fund's  investments in high-yield  bonds (commonly  referred to as "junk bonds")
and other lower-rated securities will subject the Underlying Fund to substantial risk of loss.  Issuers of these  securities are generally  considered to be less financially secure and less able to repay interest and principal than issuers of investment-grade  securities.  Prices  of  high-yield  bonds  tend  to  be  very volatile. These securities are less liquid than investment-grade debt securities and may be  difficult  to  price  or sell,  particularly  in  times of  negative sentiment toward high-yield  securities.  The Underlying  Fund's  investments in lower-rated securities may involve the following specific risks:

     o    greater  risk  of  loss  due  to  default  because  of  the  increased likelihood that adverse  economic or company specific events will make the issuer unable to pay interest and/or principal when due;

     o    wider price fluctuations due to changing interest rates and/or adverse economic and business developments; and

     o    greater risk of loss due to declining credit quality.

PREPAYMENT RISK - as interest rates decline, debt issuers may repay or refinance their loans or obligations  earlier than  anticipated.  The issuers of mortgage-
and asset-backed  securities may,  therefore,  repay principal in advance.  This
forces  an  Underlying   Fund  to  reinvest  the  proceeds  from  the  principal
prepayments at lower rates, which reduces the Underlying Fund's income.

In addition,  changes in prepayment levels can increase the volatility of prices and yields on mortgage- and asset-backed securities.  If an Underlying Fund pays a premium (a price higher than the principal amount of the bond) for a mortgage-
or asset-backed  security and that security is prepaid,  the Underlying Fund may not recover the premium, resulting in a capital loss.

TIPS BOND RISK - TIPS are fixed-income  securities  issued by the U.S.  Treasury that are  designed  to  provide  inflation  protection  to  investors.  TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation.  The inflation adjustment,  which is typically applied monthly to the principal of the bond,  follows a designated  inflation  index,  such as the consumer price index.  A fixed coupon rate is applied to the  inflation-adjusted principal so that as inflation rises,  both the principal value and the interest
payments   increase.    Because   of   this   inflation    adjustment   feature,
inflation-protected   bonds  typically  have  lower  yields  than   conventional
fixed-rate  bonds.  While  TIPS  may  provide  investors  with a  hedge  against inflation,  in the event of deflation,  in which prices  decline over time,  the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to the Underlying Fund.

Other Risks

DERIVATIVES  RISK - the  risk  that  the  use  of  derivative  securities  could disproportionately  increase losses and/or reduce  opportunities  for gains when security  prices,  currency rates or interest  rates change in unexpected  ways.
Some Underlying Funds may invest in derivatives,  primarily  futures and options on futures.

Derivatives investing involves several different risks, including the risk that:

     o    the other party in the  derivatives  contract may fail to fulfill that party's obligations;

     o    the use of  derivatives  may reduce  liquidity and make the Underlying
          Fund harder to value, especially in declining markets;

     o    the  Underlying  Fund  may  suffer   disproportionately  heavy  losses
          relative  to the  amount  of  assets  it has  invested  in  derivative contracts; and

     o    changes  in the value of the  derivative  contracts  or other  hedging instruments  may not match or fully offset changes in the value of the hedged portfolio  securities,  thereby failing to achieve the original purpose for using the derivatives.

EVENT RISK - the risk that a corporate  event such as a  restructuring,  merger, leveraged  buyout,  takeover,  or  similar  action may cause a decline in market value or credit  quality  of the  corporation's  stocks or bonds due to  factors including  an  unfavorable  market  response  or a  resulting  increase  in  the company's  debt.  Added debt may  significantly  reduce the credit  quality  and market value of a company's bonds.

NON-DIVERSIFIED  FUND RISK - certain  Underlying  Funds may be  non-diversified, meaning they may hold larger  positions in fewer securities than other funds. As a result, a single  security's  increase or decrease in value may have a greater impact on the Underlying Fund's value and total return.

REDEMPTION  FEE  RISK  -  certain  unaffiliated   Underlying  Funds  may  charge
redemption fees to shareholders who redeem their Underlying Fund shares within a specified  period of time following the purchase of such shares.  Ordinarily,  a mutual fund that  imposes  redemption  fees does so in order to deter  investors from engaging in excessive or short-term  trading,  often referred to as "market timing,"  and  to  reimburse  it for  transaction  costs  borne  by  other  fund shareholders  on account of market  timing  activity.  The Growth  Fund does not intend to engage in market timing in Underlying Fund shares. However, the Growth
Fund will place  purchase and  redemption  orders in shares of Underlying  Funds pursuant to an established asset allocation model in response to daily purchases and redemptions of the Growth Fund's own shares, to conduct periodic rebalancing of the Fund's assets to conform to the established  model  following  periods of market  fluctuation,  and in  response  to  changes  made to an  existing  asset allocation model itself. While the portfolio manager will attempt to conduct the
Growth Fund's  purchase and redemption of Underlying  Fund shares in a manner to avoid or minimize  subjecting the Growth Fund to redemption  fees,  there may be instances where payment of such fees is unavoidable or the portfolio  manager is not successful in minimizing their impact.

PORTFOLIO  TURNOVER RISK - The managers of some  Underlying  Funds may engage in active and frequent trading of portfolio securities if the managers believe that this will be beneficial.  A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Underlying Fund's performance and may:

     o    increase share price volatility and

     o    result in additional tax consequences for Growth Fund shareholders.

If the value of the Growth Fund's investments goes down, you may lose money.

For additional  information regarding the above identified risks, see Section 2,
Fund Details:  Additional  Information about Investments,  Investment Strategies and Risks for the Optimal Allocations Series.

PERFORMANCE

Performance  information is not available for the Aberdeen  Optimal  Allocations
Fund: Growth because it is new.

FEES AND EXPENSES

This table  describes  the fees and expenses you may pay when buying and holding shares of the Growth Fund,  depending on the share class you select.  This table also  reflects  the  proportion  of  the  Underlying  Funds'  expenses  you  may indirectly  pay through  ownership of shares of the Growth Fund.  See  "Indirect
Expenses Paid by the Funds" below.

-------------------------------------- ------------ ------------ ----------- ------------ ----------------- -----------------
                                                                                          INSTITUTIONAL
                                       CLASS        CLASS        CLASS       CLASS        SERVICE           INSTITUTIONAL
Shareholder Fees(Paid Directly From      A            B            C           R          CLASS             CLASS
Your Investment)(1)                    SHARES       SHARES       SHARES      SHARES       SHARES            SHARES
-------------------------------------- ------------ ------------ ----------- ------------ ----------------- -----------------
Maximum Sales Charge(Load) imposed     5.75%(2)     None         None        None         None              None
upon purchases(as a percentage of
offering price)
-------------------------------------- ------------ ------------ ----------- ------------ ----------------- -----------------
Maximum Deferred Sales Charge (Load)   None(3)      5.00%(4)     1.00%(5)    None         None              None
(as a percentage of offering or sale
price, whichever is less)
-------------------------------------- ------------ ------------ ----------- ------------ ----------------- -----------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM
FUND ASSETS) (6)
-------------------------------------- ------------ ------------ ----------- ------------ ----------------- -----------------
Management Fees                        0.15%        0.15%        0.15%       0.15%        0.15%             0.15%
-------------------------------------- ------------ ------------ ----------- ------------ ----------------- -----------------
Distribution and/or Service (12b-1)    0.25%        1.00%        1.00%       0.50%        None              None
Fees
-------------------------------------- ------------ ------------ ----------- ------------ ----------------- -----------------
Other Expenses(7)                      0.56%        0.55%        0.55%       0.75%        0.55%             0.55%
-------------------------------------- ------------ ------------ ----------- ------------ ----------------- -----------------
ACQUIRED FUND FEES AND EXPENSES(8)     1.14%        1.14%        1.14%       1.14%        1.14%             1.14%
-------------------------------------- ------------ ------------ ----------- ------------ ----------------- -----------------
TOTAL ANNUAL FUND OPERATING EXPENSES   2.10%        2.84%        2.84%       2.54%        1.84%             1.84%
-------------------------------------- ------------ ------------ ----------- ------------ ----------------- -----------------
Less: Amount of Fee Limitation/        0.45%        0.45%        0.45%       0.45%        0.45%             0.45%
Expense Reimbursement (9)
-------------------------------------- ------------ ------------ ----------- ------------ ----------------- -----------------
NET ANNUAL FUND OPERATING EXPENSES     1.65%        2.39%        2.39%       2.09%        1.39%             1.39%
-------------------------------------- ------------ ------------ ----------- ------------ ----------------- -----------------

EXAMPLE

This Example is intended to help you compare the cost of investing in the Growth
Fund with cost of investing in other mutual funds.

The  Example  assumes  that you invest  $10,000 in the Growth  Fund for the time periods  indicated and then sell all of your shares at the end of those periods.
It  assumes a 5%  return  each  year,  no change  in  expenses  and the  expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

---------------------------------------------------- ---------- -----------
                                                        1 YEAR     3 YEARS
---------------------------------------------------- ---------- -----------
Class A shares*                                           $733      $1,154
---------------------------------------------------- ---------- -----------
Class B shares                                            $742      $1,138
---------------------------------------------------- ---------- -----------
Class C shares                                            $342        $838
---------------------------------------------------- ---------- -----------
Class R shares                                            $212        $748
---------------------------------------------------- ---------- -----------
Institutional Service Class shares                        $142        $535
---------------------------------------------------- ---------- -----------
Institutional Class shares                                $142        $535
---------------------------------------------------- ---------- -----------

* Assumes a CDSC does not apply.

You would pay the following  expenses on the same investment if you did not sell your shares**:

---------------------------------------------------- ---------- -----------
                                                        1 YEAR     3 YEARS
---------------------------------------------------- ---------- -----------
Class B shares                                            $242        $838
---------------------------------------------------- ---------- -----------
Class C shares                                            $242        $838
---------------------------------------------------- ---------- -----------

**  Expenses  paid on the same  investment  in Class A (unless  your  shares are subject to a CDSC  applicable  to purchases  of  $1,000,000  or more),  Class R,
Institutional  Service  Class and  Institutional  Class  shares  do not  change, whether or not you sell your shares.

The Growth Fund does not apply sales charges on  reinvested  dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

(1)  If  you  buy  and  sell  shares   through  a  broker  or  other   financial
     intermediary, the intermediary may charge a separate transaction fee.

(2)  The sales charge on  purchases  of Class A shares is reduced or  eliminated for  purchases  of $50,000 or more.  For more  information,  see Section 4,
     Investing with Aberdeen Funds: Choosing a Share Class--Reduction and Waiver
     of Class A Sales Charges.

(3)  A  contingent  deferred  sales  charge  (CDSC) of up to 1.00% will apply to certain  redemptions  of Class A shares if purchased  without sales charges and for which a  finders  fee was  paid.  See  Section  4,  Investing  with
     Aberdeen Funds: Purchasing Class A Shares without a Sales Charge.

(4)  A CDSC  beginning at 5% and  declining to 1% is charged if you sell Class B shares within six years after  purchase.  Class B shares convert to Class A shares after you have held them for seven years.  See Section 4,  Investing with Aberdeen Funds: Choosing a Share Class--Class B Shares.

(5)  A CDSC of 1% is charged  if you sell  Class C shares  within the first year after purchase.  See Section 4, Investing with Aberdeen  Funds:  Choosing a
     Share Class--Class C Shares.

(6)  The "Annual Fund  Operating  Expenses"  are  annualized  expenses  based on anticipated  fees and expenses  payable by the Fund through the fiscal year ending October 31, 2008.

(7)  "Other  Expenses"  include other  ordinary  operating  expenses of the Fund including  administrative  services  fees which are  permitted  to be up to
     0.25%  with  respect to Class A, Class R and  Institutional  Service  Class
     shares. The full 0.25% in administrative  services fees is not reflected in
     "Other  Expenses"  at  this  time  because  the  Fund  does  not  currently anticipate selling its shares to intermediaries that charge the full amount permitted during the current fiscal year. The amount currently reflected in
     "Other  Expenses"  for  administrative  services  fees is 0.01% for Class A shares, 0.20% for Class R Shares and 0.00% for Institutional  Service Class
     Shares. If the maximum amount of administrative services fees were charged, the "Net Annual Fund Operating Expenses" would be higher.

(8)  Because  the  Growth  Fund  invests  primarily  in  mutual  funds,  it is a shareholder of those  Underlying  Funds. The Underlying Funds do not charge the Growth Fund any sales charge for buying or selling shares. However, the
     Growth Fund  indirectly pays a portion of the Underlying  Funds'  operating expenses,  including  management fees. These expenses are deducted from the
     Underlying  Funds  before  their  share  prices are  calculated  and are in addition to the fees and expenses described in the fee table above.  Actual indirect expenses vary depending on how the Growth Fund's assets are spread among the Underlying Funds.

(9)  The Trust and the Adviser  have entered  into a written  contract  limiting operating expenses to 0.50% for Class A, 1.25% for Class B, 1.25% for Class
     C, 0.75% for Class R, 0.25% for Institutional  Service Class, and 0.25% for
     Institutional Class at least through February 28, 2009. This limit excludes certain Fund  expenses,  including  any taxes,  interest,  brokerage  fees,
     short-sale   dividend  expenses,   Acquired  Fund  Fees  and  Expenses  and
     administrative  services  fees.  The Trust is  authorized  to reimburse the
     Adviser  for  management  fees  previously   limited  and/or  for  expenses
     previously paid by the Adviser,  provided,  however that any reimbursements must be paid at a date not more than three  years  after the fiscal year in which the  Adviser  limited the fees or  reimbursed  the  expenses  and the reimbursements  do not cause the Fund to exceed the expense  limitation  in the agreement at the time the expenses are waived.

SECTION 1 ABERDEEN OPTIMAL ALLOCATIONS FUND: SPECIALTY

ABERDEEN OPTIMAL ALLOCATIONS FUND: SPECIALTY

INVESTMENT OBJECTIVES

The Specialty Fund seeks to maximize total  investment  return for a given level of risk.

PRINCIPAL STRATEGIES

The Specialty Fund pursues its objective primarily by seeking growth of capital.
The Specialty Fund invests  predominantly  in Underlying Funds that are actively managed,  many by the  Adviser.  The  Specialty  Fund's  allocation  is  heavily weighted towards investments in Specialty Assets. Specialty Assets may offer the potential for greater returns,  but also involve  potentially  greater risks. In most  cases,  Specialty  Assets  represent  investments  in  stocks  and  bonds, including many that are traded in foreign  markets,  but also may include REITs,
commodity-linked   derivatives   and   fixed-income   securities   backing  such
instruments. Specialty Assets may also include Underlying Funds that concentrate in a particular market sector or industry,  or those that use strategies such as short-selling of securities to achieve their objectives.  The Specialty Fund may be appropriate for investors who are comfortable  with substantial risk or those who  want to  maximize  long-term  returns  and who  have a high  tolerance  for possible significant short-term or even long-term losses.

The Adviser  establishes a target allocation range among different asset classes based on the Specialty  Fund's risk profile and  strategies.  Within each target asset class allocation  range, the Adviser selects the Underlying Funds, and the percentage of the Fund's  assets that will be allocated to each such  Underlying
Fund.  The  Adviser  reviews  the  allocations  among  both  asset  classes  and
Underlying  Funds on a routine  basis.  The  Adviser  may make  changes to these allocation  ranges from time to time as  appropriate  given the risk profile and strategies  of the  Specialty  Fund in order to  achieve  the  Specialty  Fund's investment objective.  The Specialty Fund's current target allocation ranges for investment  are:  0-15% in U.S.  Large Cap  Stocks,  0-5% in U.S.  Small/Mid-Cap
Stocks, 5-10% in International Stocks, 0-5% in Bonds and Short-Term  Investments
and 75-100% in Specialty Assets.

For  additional  information  regarding  the above  identified  strategies,  see
Section 2, Fund Details:  Additional  Information about Investments,  Investment
Strategies and Risks for the Optimal Allocations Series.

PRINCIPAL RISKS

The  Specialty  Fund  can not  guarantee  that it will  achieve  its  investment objective.

As with any fund, the value of the Specialty Fund's investments--and  therefore, the value of the Specialty Fund's shares--may fluctuate.

ASSET  ALLOCATION  RISK - The Specialty Fund is subject to different  levels and combinations  of risk,  based on its actual  allocation  among the various asset classes and Underlying  Funds.  The Specialty Fund will be affected by stock and bond market  risks,  among  others.  The  Specialty  Fund invests a  significant proportion of its assets in Specialty Assets, which may involve riskier types of securities  or  investments  than those  offered  by other  asset  classes.  The potential  impact of the risks  related to an asset class depends on the size of
Specialty Fund's investment allocation to it.

PERFORMANCE RISK - The Specialty Fund's investment  performance is directly tied to the performance of the Underlying  Funds in which the Specialty Fund invests.
If one or more of the Underlying  Funds fails to meet its investment  objective, the Specialty Fund's performance could be negatively  affected.  There can be no assurance  that the  Specialty  Fund or any  Underlying  Fund will  achieve  its investment objective.

Risks Associated with the Underlying Funds

The  following  are  risks   applicable  to  the  Underlying   Funds  and  their
corresponding asset classes:

Risks Associated with Stocks

STOCK MARKET RISK - refers to the possibility that an Underlying Fund could lose value if the individual  stocks in which the Underlying Fund has invested and/or the overall stock markets in which those stocks trade decline. Individual stocks
and  overall  stock  markets  may  experience   short-term   volatility   (price
fluctuation) as well as extended periods of decline or little growth. Individual stocks are affected by many factors, including:

     o    corporate earnings;

     o    production;

     o    management;

     o    sales; and

     o    market  trends,  including  investor  demand for a particular  type of stock, such as growth or value stocks,  small- or large-cap stocks, or stocks within a particular industry.

Stock markets are affected by numerous  factors,  including  interest rates, the outlook for corporate  profits,  the health of the national and world economies, national  and world social and  political  events and the  fluctuation  of other stock markets around the world.

MID-CAP AND SMALL-CAP  RISK - Investments  in small and mid-sized  companies may involve  greater risk than  investments in larger,  more  established  companies because  their stocks are usually  less stable in price and less liquid.  To the extent an Underlying  Fund invests in stocks of small and  mid-sized  companies, the Underlying Fund may be subject to increased risk. Small-cap companies in the technology and biotechnology  industries may be especially  subject to abrupt or erratic price movements.

FOCUSED  INVESTMENT  RISK  - the  risk  that  investing  in a  select  group  of securities  could subject an  Underlying  Fund to greater risk of loss and could cause its returns to be  significantly  more  volatile than  broad-based  market indices and other more diversified  mutual funds due to the market movement of a particular security or industry.

CONCENTRATION  RISK - Some of the  Underlying  Funds invest 25% or more of their total  assets in a group of  companies in one or more  industry  groups.  To the extent  that an  Underlying  Fund  concentrates  its  securities  in one or more sectors or  industries,  the  Underlying  Fund may be especially  susceptible to factors affecting those industries, including:

     o    government regulation;

     o    economic cycles;

     o    rapid change in products or services; or

     o    competitive pressures.

INITIAL  PUBLIC  OFFERING  RISK -  availability  of IPOs may be  limited  and an
Underlying  Fund may not be able to buy any shares at the offering price, or may not be able to buy as many  shares  at the  offering  price  as it  would  like.
Further,  IPO prices often are subject to greater and more  unpredictable  price changes than more established stocks.

REIT AND REAL ESTATE RISK - involves the risks that are  associated  with direct ownership  of real  estate and with the real estate  industry in general.  These risks include  possible  declines in the value of real estate,  possible lack of availability  of mortgage  funds and unexpected  vacancies of properties.  REITs that invest in real estate mortgages are also subject to prepayment risk. To the extent an Underlying  Fund invests in REITs,  the Underlying Fund may be subject to these risks. The Fund may also invest in C- corporations.

SHORT-SALES RISK - An Underlying Fund may sell a security it does not own in the hope of  buying  the  same  security  at a later  date  at a  lower  price.  The
Underlying  Fund is required  to borrow the  security to deliver it to the buyer and is  obligated  to return the  security to the lender at a later date.  Short sales involve the risk that the price of the security sold short  increases from the time the security is sold short to the date the  Underlying  Fund  purchases the security to replace the borrowed security. Any such loss is increased by the amount of the premium or interest the Underlying  Fund must pay to the lender of the security.  Likewise,  any gain will be decreased by the amount of premium or interest the Underlying Fund must pay to the lender of the security. When a cash dividend  is declared on a security  for which the  Underlying  Fund has a short position,  it incurs the  obligation  to pay an amount equal to that dividend to the lender of the shorted  security.  However,  any such  dividend on a security sold short  generally  reduces the market  value of the shorted  security,  thus increasing  the  Underlying  Fund's  unrealized  gain or reducing the Underlying
Fund's  unrealized  loss on its short-sale  transaction.  The Underlying Fund is also required to segregate  other assets on its books to cover its obligation to return the security to the lender which means that those other assets may not be available  to meet the  Underlying  Fund's  needs  for  immediate  cash or other liquidity.

An  Underlying  Fund's  performance  may also suffer losses if it is required to close out a short position earlier than it had intended. This would occur if the securities  lender  required the  Underlying  Fund to deliver the securities the
Underlying  Fund borrowed prior to the end of the term of the short sale and the
Underlying  Fund was unable to borrow the  securities  from  another  securities lender.

Risks Associated with International Securities

FOREIGN  SECURITIES  RISK -foreign  securities may be more  volatile,  harder to price and less  liquid than U.S.  securities.  Foreign  investments  involve the following risks in addition to those of U.S. investments:

     o    political and economic instability;

     o    the impact of currency exchange rate fluctuations;

     o    reduced information about issuers;

     o    higher transaction costs;

     o    less stringent regulatory and accounting standards; and

     o    delayed settlement.

Additional  risks  include the  possibility  that a foreign  jurisdiction  might impose or increase  withholding  taxes on income payable with respect to foreign securities and the possible  seizure,  nationalization  or  expropriation of the foreign issuer or foreign  deposits (in which the Underlying Fund could lose its entire  investment  in a certain  market) and the  possible  adoption of foreign governmental restrictions such as exchange controls.

The Specialty Fund may be subject to the additional risks of foreign  securities to the extent that an  Underlying  Fund  invests in foreign  securities.  To the extent that an Underlying Fund invests in countries with emerging  markets,  the foreign  securities  risks are magnified since these countries may have unstable governments, more volatile currencies and less established markets.

Risks Associated with Bonds and Short-Term Investments

CREDIT RISK - the risk that the issuer of a debt security will not make required interest payments and/or principal repayments when they are due. In addition, if an  issuer's  financial  condition  changes,  the ratings on the  issuer's  debt securities  may be  lowered,  which  could  negatively  affect the prices of the securities an Underlying Fund owns.

EXTENSION RISK - the risk that principal repayments will not occur as quickly as anticipated,  causing the expected  maturity of a security to increase.  Rapidly rising interest rates may cause  prepayments to occur more slowly than expected, thereby  lengthening  the maturity of the securities held by the Underlying Fund and making their prices more sensitive to rate changes and more volatile.

INFLATION  RISK - the risk that prices of existing  fixed-rate  debt  securities will decline due to inflation or the threat of inflation. The income produced by these  securities  is worth less when  prices for goods and  services  rise.  To compensate  for this loss of purchasing  power,  the  securities  trade at lower prices.  Inflation also reduces the  purchasing  power of any income you receive from an Underlying Fund.

INTEREST  RATE  RISK - the risk  that the  value of debt  securities  held by an
Underlying Fund may decrease when market interest rates rise. In general, prices of debt  securities  decline when interest rates rise and increase when interest rates fall.  Typically,  the longer the  maturity of a debt  security,  the more sensitive the debt security's price will be to interest rate changes.

LOWER-RATED  SECURITIES  RISK - refers  to the  possibility  that an  Underlying
Fund's  investments in high-yield  bonds (commonly  referred to as "junk bonds")
and other lower-rated securities will subject the Underlying Fund to substantial risk of loss.  Issuers of these  securities are generally  considered to be less financially secure and less able to repay interest and principal than issuers of investment-grade  securities.  Prices  of  high-yield  bonds  tend  to  be  very volatile. These securities are less liquid than investment-grade debt securities and may be  difficult  to  price  or sell,  particularly  in  times of  negative sentiment toward high-yield  securities.  The Underlying  Fund's  investments in lower-rated securities may involve the following specific risks:

     o    greater  risk  of  loss  due  to  default  because  of  the  increased likelihood that adverse  economic or company specific events will make the issuer unable to pay interest and/or principal when due;

     o    wider price fluctuations due to changing interest rates and/or adverse economic and business developments; and

     o    greater risk of loss due to declining credit quality.

PREPAYMENT RISK - as interest rates decline, debt issuers may repay or refinance their loans or obligations  earlier than  anticipated.  The issuers of mortgage-
and asset-backed  securities may,  therefore,  repay principal in advance.  This
forces  an  Underlying   Fund  to  reinvest  the  proceeds  from  the  principal
prepayments at lower rates, which reduces the Underlying Fund's income.

In addition,  changes in prepayment levels can increase the volatility of prices and yields on mortgage- and asset-backed securities.  If an Underlying Fund pays a premium (a price higher than the principal amount of the bond) for a mortgage-
or asset-backed  security and that security is prepaid,  the Underlying Fund may not recover the premium, resulting in a capital loss.

TIPS BOND RISK - TIPS are fixed-income  securities  issued by the U.S.  Treasury that are  designed  to  provide  inflation  protection  to  investors.  TIPS are income-generating instruments whose interest and principal payments are adjusted for inflation.  The inflation adjustment,  which is typically applied monthly to the principal of the bond,  follows a designated  inflation  index,  such as the consumer price index.  A fixed coupon rate is applied to the  inflation-adjusted principal so that as inflation rises,  both the principal value and the interest
payments   increase.    Because   of   this   inflation    adjustment   feature,
inflation-protected   bonds  typically  have  lower  yields  than   conventional
fixed-rate  bonds.  While  TIPS  may  provide  investors  with a  hedge  against inflation,  in the event of deflation,  in which prices  decline over time,  the principal and income of inflation-protected bonds would likely decline in price, resulting in losses to the Underlying Fund.

Other Risks

DERIVATIVES  RISK - the  risk  that  the  use  of  derivative  securities  could disproportionately  increase losses and/or reduce  opportunities  for gains when security  prices,  currency rates or interest  rates change in unexpected  ways.
Some Underlying Funds may invest in derivatives,  primarily  futures and options on futures.

Derivatives investing involves several different risks, including the risk that:

     o    the other party in the  derivatives  contract may fail to fulfill that party's obligations;

     o    the use of  derivatives  may reduce  liquidity and make the Underlying
          Fund harder to value, especially in declining markets;

     o    the  Underlying  Fund  may  suffer   disproportionately  heavy  losses
          relative  to the  amount  of  assets  it has  invested  in  derivative contracts; and

     o    changes  in the value of the  derivative  contracts  or other  hedging instruments  may not match or fully offset changes in the value of the hedged portfolio  securities,  thereby failing to achieve the original purpose for using the derivatives.

EVENT RISK - the risk that a corporate  event such as a  restructuring,  merger, leveraged  buyout,  takeover,  or  similar  action may cause a decline in market value or credit  quality  of the  corporation's  stocks or bonds due to  factors including  an  unfavorable  market  response  or a  resulting  increase  in  the company's  debt.  Added debt may  significantly  reduce the credit  quality  and market value of a company's bonds.

NON-DIVERSIFIED  FUND RISK - certain  Underlying  Funds may be  non-diversified, meaning they may hold larger  positions in fewer securities than other funds. As a result, a single  security's  increase or decrease in value may have a greater impact on the Underlying Fund's value and total return.

REDEMPTION  FEE  RISK  -  certain  unaffiliated   Underlying  Funds  may  charge
redemption fees to shareholders who redeem their Underlying Fund shares within a specified  period of time following the purchase of such shares.  Ordinarily,  a mutual fund that  imposes  redemption  fees does so in order to deter  investors from engaging in excessive or short-term  trading,  often referred to as "market timing,"  and  to  reimburse  it for  transaction  costs  borne  by  other  fund shareholders on account of market timing  activity.  The Specialty Fund does not intend to  engage in market  timing in  Underlying  Fund  shares.  However,  the
Specialty Fund will place purchase and redemption orders in shares of Underlying
Funds pursuant to an  established  asset  allocation  model in response to daily purchases  and  redemptions  of the  Specialty  Fund's  own  shares,  to conduct periodic  rebalancing of the Fund's assets to conform to the  established  model following periods of market  fluctuation,  and in response to changes made to an existing asset allocation model itself. While the portfolio manager will attempt to conduct the Specialty  Fund's  purchase and  redemption  of  Underlying  Fund shares  in a manner  to avoid  or  minimize  subjecting  the  Specialty  Fund to redemption  fees,  there  may  be  instances  where  payment  of  such  fees  is unavoidable  or the portfolio  manager is not  successful  in  minimizing  their impact.

PORTFOLIO  TURNOVER RISK - The managers of some  Underlying  Funds may engage in active and frequent trading of portfolio securities if the managers believe that this will be beneficial.  A higher portfolio turnover rate increases transaction costs and as a result may adversely impact the Underlying Fund's performance and may:

     o    increase share price volatility and

     o    result in additional tax consequences for Specialty Fund shareholders.

If the value of the Specialty Fund's investments goes down, you may lose money.

For additional  information regarding the above identified risks, see Section 2,
Fund Details:  Additional  Information about Investments,  Investment Strategies and Risks for the Optimal Allocations Series.

PERFORMANCE

Performance  information is not available for the Aberdeen  Optimal  Allocations
Fund: Specialty because it is new.

FEES AND EXPENSES

This table  describes  the fees and expenses you may pay when buying and holding shares of the  Specialty  Fund,  depending  on the share class you select.  This table also reflects the  proportion of the  Underlying  Funds'  expenses you may indirectly pay through  ownership of shares of the Specialty Fund. See "Indirect
Expenses Paid by the Funds" below.

--------------------------------  ---------- ----------- ---------- ----------- ------------------- -------------------
                                                                                INSTITUTIONAL
                                  CLASS      CLASS       CLASS      CLASS       SERVICE             INSTITUTIONAL
SHAREHOLDER FEES (PAID              A          B           C          R         CLASS               CLASS
DIRECTLY FROM YOUR INVESTMENT)(1) SHARES      SHARES     SHARES     SHARES      SHARES              SHARES
--------------------------------  ---------- ----------- ---------- ----------- ------------------- -------------------
Maximum Sales Charge (Load)       5.75% (2)  None        None       None        None                None
imposed upon purchases (as a
percentage of offering price)
--------------------------------  ---------- ----------- ---------- ----------- ------------------- -------------------
Maximum Deferred Sales Charge     None (3)   5.00% (4)   1.00% (5)  None        None                None
(Load) (as a percentage
of offering or sale price,
whichever is less)
--------------------------------  ---------- ----------- ---------- ----------- ------------------- -------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS) (6)
--------------------------------  ---------- ----------- ---------- ----------- ------------------- -------------------
Management Fees                   0.15%      0.15%       0.15%      0.15%       0.15%               0.15%
--------------------------------  ---------- ----------- ---------- ----------- ------------------- -------------------
Distribution and/or Service       0.25%      1.00%       1.00%      0.50%       None                None
(12b-1) Fees
--------------------------------  ---------- ----------- ---------- ----------- ------------------- -------------------
Other Expenses(7)                 0.26%      0.25%       0.25%      0.45%       0.25%               0.25%
--------------------------------  ---------- ----------- ---------- ----------- ------------------- -------------------
ACQUIRED FUND FEES AND            1.21%      1.21%       1.21%      1.21%       1.21%               1.21%
EXPENSES(8)
--------------------------------  ---------- ----------- ---------- ----------- ------------------- -------------------
TOTAL DIRECT ANNUAL FUND          1.87%      2.61%       2.61%      2.31%       1.61%               1.61%
OPERATING EXPENSES
--------------------------------  ---------- ----------- ---------- ----------- ------------------- -------------------
Less: Amount of Fee               0.15%      0.15%       0.15%      0.15%       0.15%               0.15%
Limitation/ Expense
Reimbursement (9)
--------------------------------  ---------- ----------- ---------- ----------- ------------------- -------------------
NET ANNUAL FUND OPERATING         1.72%      2.46%       2.46%      2.16%       1.46%               1.46%
EXPENSES
--------------------------------  ---------- ----------- ---------- ----------- ------------------- -------------------

EXAMPLE

This  Example is  intended  to help you  compare  the cost of  investing  in the
Specialty Fund with cost of investing in other mutual funds.

The Example  assumes that you invest  $10,000 in the Specialty Fund for the time periods  indicated and then sell all of your shares at the end of those periods.
It  assumes a 5%  return  each  year,  no change  in  expenses  and the  expense limitations for one year only (if applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------------------------------------ ---------- ------------
                                                    1 YEAR      3 YEARS
------------------------------------------------ ---------- ------------
Class A shares*                                       $740       $1,115
------------------------------------------------ ---------- ------------
Class B shares                                        $749       $1,097
------------------------------------------------ ---------- ------------
Class C shares                                        $349         $797
------------------------------------------------ ---------- ------------
Class R shares                                        $219         $707
------------------------------------------------ ---------- ------------
Institutional Service Class shares                    $149         $493
------------------------------------------------ ---------- ------------
Institutional Class shares                            $149         $493
------------------------------------------------ ---------- ------------

* Assumes a CDSC does not apply.

You would pay the following  expenses on the same investment if you did not sell your shares**:

------------------------------------------------ ---------- -----------
                                                    1 YEAR     3 YEARS
------------------------------------------------ ---------- -----------
Class B shares                                        $249        $797
------------------------------------------------ ---------- -----------
Class C shares                                        $249        $797
------------------------------------------------ ---------- -----------

**  Expenses  paid on the same  investment  in Class A (unless  your  shares are subject to a CDSC  applicable  to purchases  of  $1,000,000  or more),  Class R,
Institutional  Service  Class and  Institutional  Class  shares  do not  change, whether or not you sell your shares.

The  Specialty  Fund does not apply sales  charges on  reinvested  dividends and other  distributions.  If these sales charges (loads) were included,  your costs would be higher.

(1)  If  you  buy  and  sell  shares   through  a  broker  or  other   financial
     intermediary, the intermediary may charge a separate transaction fee.

(2)  The sales charge on  purchases  of Class A shares is reduced or  eliminated for  purchases  of $50,000 or more.  For more  information,  see Section 4,
     Investing with Aberdeen Funds: Choosing a Share Class--Reduction and Waiver
     of Class A Sales Charges.

(3)  A  contingent  deferred  sales  charge  (CDSC) of up to 1.00% will apply to certain  redemptions  of Class A shares if purchased  without sales charges and for which a  finders  fee was  paid.  See  Section  4,  Investing  with
     Aberdeen Funds: Purchasing Class A Shares without a Sales Charge.

(4)  A CDSC  beginning at 5% and  declining to 1% is charged if you sell Class B shares within six years after  purchase.  Class B shares convert to Class A shares after you have held them for seven years.  See Section 4,  Investing with Aberdeen Funds: Choosing a Share Class--Class B Shares.

(5)  A CDSC of 1% is charged  if you sell  Class C shares  within the first year after purchase.  See Section 4, Investing with Aberdeen  Funds:  Choosing a
     Share Class--Class C Shares.

(6)  The "Annual Fund  Operating  Expenses"  are  annualized  expenses  based on anticipated  fees and expenses  payable by the Fund through the fiscal year ending October 31, 2008.

(7)  "Other  Expenses"  include other  ordinary  operating  expenses of the Fund including  administrative  services  fees which are  permitted  to be up to
     0.25%  with  respect to Class A, Class R and  Institutional  Service  Class
     shares. The full 0.25% in administrative  services fees is not reflected in
     "Other  Expenses"  at  this  time  because  the  Fund  does  not  currently anticipate selling its shares to intermediaries that charge the full amount permitted during the current fiscal year. The amount currently reflected in
     "Other  Expenses"  for  administrative  services  fees is 0.01% for Class A shares, 0.20% for Class R Shares and 0.00% for Institutional  Service Class
     Shares. If the maximum amount of administrative services fees were charged, the "Net Annual Fund Operating Expenses" would be higher.

(8)  Because the  Specialty  Fund  invests  primarily in mutual  funds,  it is a shareholder of those  Underlying  Funds. The Underlying Funds do not charge the Specialty Fund any sales charge for buying or selling shares.  However, the  Specialty  Fund  indirectly  pays a portion of the  Underlying  Funds'
     operating expenses,  including management fees. These expenses are deducted from the Underlying  Funds before their share prices are calculated and are in  addition to the fees and  expenses  described  in the fee table  above.
     Actual indirect  expenses vary depending on how the Specialty Fund's assets are spread among the Underlying Funds.

(9)  The Trust and the Adviser  have entered  into a written  contract  limiting operating expenses to 0.50% for Class A, 1.25% for Class B, 1.25% for Class
     C, 0.75% for Class R, 0.25% for Institutional  Service Class, and 0.25% for
     Institutional Class at least through February 28, 2009. This limit excludes certain Fund  expenses,  including  any taxes,  interest,  brokerage  fees,
     short-sale   dividend  expenses,   Acquired  Fund  Fees  and  Expenses  and
     administrative  services  fees.  The Trust is  authorized  to reimburse the
     Adviser  for  management  fees  previously   limited  and/or  for  expenses
     previously paid by the Adviser,  provided,  however that any reimbursements must be paid at a date not more than three  years  after the fiscal year in which the  Adviser  limited the fees or  reimbursed  the  expenses  and the reimbursements  do not cause the Fund to exceed the expense  limitation  in the agreement at the time the expenses are waived.

SECTION 2 FUND DETAILS

ADDITIONAL INFORMATION ABOUT INVESTMENTS, INVESTMENT TECHNIQUES AND RISKS

STOCK MARKET RISK - For a Fund that invests in stocks, the Fund could lose value if the individual stocks in which it maintains long positions and/or the overall stock  markets on which the stocks trade decline in price.  In addition,  a Fund that engages in short sales could lose value if the individual stocks which they sell short increase in price. Stocks and stock markets may experience short-term volatility  (price  fluctuation) as well as extended periods of price decline or increase. Individual stocks are affected by many factors, including:

     o    corporate earnings;

     o    production;

     o    management;

     o    sales; and

     o    market  trends,  including  investor  demand for a particular  type of stock,  such as  growth or value  stocks,  small or large  stocks,  or stocks within a particular industry.

Stock markets are affected by numerous  factors,  including  interest rates, the outlook for corporate  profits,  the health of the national and world economies, national and world social and political  events,  and the  fluctuation  of other stock markets around the world.

FOREIGN  SECURITIES RISK - Foreign  securities in which a Fund may invest may be more  volatile,  harder to price and less liquid than U.S.  securities.  Foreign investments involve some of the following risks as well:

     o    political and economic instability;

     o    the impact of currency exchange rate fluctuations;

     o    reduced information about issuers;

     o    higher transaction costs;

     o    less stringent regulatory and accounting standards; and

     o    delayed settlement.

Additional  risks  include the  possibility  that a foreign  jurisdiction  might impose or increase  withholding  taxes on income payable with respect to foreign securities; the possible seizure, nationalization or expropriation of the issuer or foreign  deposits  (in which a Fund could  lose its  entire  investment  in a certain market); and the possible adoption of foreign governmental  restrictions such as  exchange  controls.  To the  extent a Fund  invests in  countries  with developing/emerging  markets,  the foreign  securities risks are magnified since these countries often have unstable  governments,  more volatile  currencies and less established markets.

DEPOSITARY  RECEIPTS - Certain Funds may invest in securities of foreign issuers in the  form of  depositary  receipts,  such  as  American  Depositary  Receipts
("ADRs"),  European  Depositary Receipts ("EDRs") and Global Depositary Receipts
("GDRs"),  which  typically  are  issued  by local  financial  institutions  and evidence  ownership  of  the  underlying  securities.  Depositary  receipts  are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Depositary  receipts  are  generally  subject to the same  risks as the  foreign securities  that they evidence or into which they may be  converted.  Depositary receipts  may or may not be jointly  sponsored  by the  underlying  issuer.  The issuers  of  unsponsored  depositary  receipts  are not  obligated  to  disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation  between such  information  and the market  value of the  depositary receipts.  Certain  depositary  receipts  are  not  listed  on an  exchange  and therefore may be considered to be illiquid securities.

PREFERRED STOCK - a class of stock that often pays dividends at a specified rate and has  preference  over common stock in dividend  payments and  liquidation of assets. Preferred stock may be convertible into common stock.

CONVERTIBLE  SECURITIES - are generally debt securities or preferred stocks that may be converted into common stock. Convertibles typically pay current income as either interest (debt security  convertibles) or dividends (preferred stocks). A convertible's  value usually reflects both the stream of current income payments and the value of the underlying  common stock. The market value of a convertible performs like that of a regular debt security, that is, if market interest rates rise,  the value of a convertible  usually falls.  Since it is convertible  into common stock,  the convertible also has the same types of market and issuer risk as the underlying common stock.

WARRANTS -  securities  that give the holder the right to buy common  stock at a specified  price  for a  specified  period  of  time.  Warrants  are  considered speculative and have no value if they are not exercised  before their expiration date.

DERIVATIVES - a derivative is a contract  whose value is based on performance of an underlying financial asset, index or economic measure. For example, an option is a derivative  because its value changes in relation to the  performance of an underlying  stock.  The value of an option on a futures contract varies with the value of the underlying futures contract, which in turn varies with the value of
the  underlying   commodity  or  security.   Derivatives  present  the  risk  of
disproportionately  increased losses and/or reduced opportunities for gains when the  financial  asset or measure to which the  derivative  is linked  changes in unexpected ways. Some risks of investing in derivatives include:

     o    the other party to the  derivatives  contract  may fail to fulfill its obligations;

     o    their  use may  reduce  liquidity  and make the Fund  harder to value, especially in declining markets;

     o    the Fund may suffer  disproportionately  heavy losses  relative to the amount invested; and

     o    changes  in the value of  derivatives  may not  match or fully  offset changes  in the  value of the  hedged  portfolio  securities,  thereby failing to achieve the original purpose for using the derivatives.

SECURITIES LENDING -The Funds may lend securities,  which involves the risk that the borrower  may fail to return the  securities  in a timely  manner or at all.
Consequently, a Fund may lose money and there could be a delay in recovering the loaned  securities.  A Fund  could also lose  money if it does not  recover  the loaned securities and/or the value of the collateral falls,  including the value of investments made with cash  collateral.  Under certain  circumstances,  these events could trigger adverse tax consequences to a Fund.

TEMPORARY  INVESTMENTS - Each of the Funds  generally  will be fully invested in accordance with its objective and  strategies.  However,  pending  investment of cash balances,  or if the Fund's  management  believes that business,  economic, political or financial  conditions  warrant,  a Fund may invest without limit in cash or money market cash equivalents, including:

     o    short-term U.S. government securities;

     o    certificates of deposit,  bankers'  acceptances,  and interest-bearing savings  deposits of  commercial  banks;

     o    prime quality commercial paper;

     o    repurchase agreements covering any of the securities in which the Fund may invest directly; and

     o    shares of other  investment  companies  that invest in  securities  in which the Fund may invest, to the extent permitted by applicable law.

The use of  temporary  investments  prevents  a Fund  from  fully  pursuing  its investment objective, and the Fund may miss potential market upswings.

EQUITY-LINKED  NOTES - The China  Opportunities Fund may invest in equity-linked notes,  which are  generally  subject  to the same risks as the  foreign  equity securities  or the basket of  foreign  securities  they are linked to.  Upon the maturity of the note, the holder generally  receives a return of principal based on  the  capital  appreciation  of  the  linked  security(ies).  If  the  linked security(ies) declines in value, the note may return a lower amount at maturity.
The  trading  price of an  equity-linked  note also  depends on the value of the linked security(ies). Equity-linked notes involve further risks associated with:

     o    purchases and sales of notes,  including the possibility that exchange rate fluctuations may negatively affect the value of a note and

     o    the credit quality of the note's issuer.

Equity-linked notes are frequently secured by collateral. If an issuer defaults, the Fund would look to any underlying collateral to recover its losses.  Ratings of issuers of  equity-linked  notes refer only to the issuer's  creditworthiness and the related collateral. They provide no indication of the potential risks of the linked securities.

PORTFOLIO  TURNOVER  - The Funds may engage in active  and  frequent  trading of portfolio  securities.  A higher portfolio  turnover rate increases  transaction costs and as a result may adversely impact the Fund's performance and may:

     o    increase share price volatility and

     o    result in additional tax consequences for Fund shareholders.

SHORT SALES RISK - Certain  Funds may engage in short sales.  In a short sale, a
Fund may sell a  security  the Fund does not own in the hope of buying  the same security  at a later date at a lower  price.  The Fund is required to borrow the security to deliver it to the buyer and is  obligated  to return the security to the lender at a later date.  Short sales  involve the risk that the price of the security  sold short  increases  from the time the security is sold short to the date the Fund purchases the security to replace the borrowed security.  Any such loss is  increased by the amount of the premium or interest the Fund must pay to the lender of the security.  Likewise,  any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the  security.  When a cash dividend is declared on a security for which the Fund has a short position, the Fund incurs the  obligation  to pay an amount equal to that  dividend to the lender of the shorted  security.  However,  any such dividend on a security sold short  generally  reduces  the  market  value  of  the  shorted  security,  thus increasing the Fund's  unrealized gain or reducing the Fund's unrealized loss on its short-sale transaction.  The Fund is also required to segregate other assets on its books to cover its  obligation to return the security to the lender which means that those other  assets may not be available to meet the Fund's needs for immediate cash or other liquidity.

A Fund's  performance  may also  suffer if it is  required  to close out a short position earlier than it had intended. This would occur if the securities lender required the Fund to deliver the  securities  the Fund borrowed prior to the end of the term of the short sale and the Fund was  unable to borrow the  securities from another securities lender.

REIT RISK - the risk  associated  with direct  ownership of real estate and with the real estate industry in general.  These risks include  possible  declines in the value of real estate,  possible lack of availability of mortgage funds,  and unexpected  vacancies of properties.  REITs that invest in real estate mortgages are subject to prepayment risk.

EQUITY INTERESTS IN FOREIGN  INVESTMENT FUNDS OR TRUSTS - In some countries,  it is common  practice for U.S.  mutual funds to gain market exposure by purchasing shares of investment  companies  that in turn invest in the  securities of these countries.

COMMODITY-LINKED  DERIVATIVES  -  allow  investors  exposure  to the  investment returns of real assets that trade in the commodities  markets without  investing directly in physical  commodities.  Real assets,  as opposed to stocks or bonds,
are  assets  that  have  tangible   properties,   such  as  oil,  livestock  and
agricultural or metal products.  The value of a  commodity-linked  derivative is typically based upon the price movements of its linked commodities,  a commodity index, or some other readily measurable economic variable dependent upon changes in the value of commodities or the commodities markets.

SMALL-CAP  RISK - in  general,  stocks  of  small-cap  companies  trade in lower volumes  and are subject to greater or more  unpredictable  price  changes  than larger  cap  securities  or the market  overall.  Small-cap  companies  may have limited  product  lines or  markets,  be less  financially  secure  than  larger companies, or depend on a small number of key personnel. If adverse developments occur, such as due to management changes or product failure, a Fund's investment in a small-cap  company  may lose  substantial  value.  Investing  in  small-cap companies  requires a longer term investment view and may not be appropriate for all investors.

INTEREST RATE RISK - prices of fixed-income  securities  generally increase when interest  rates  decline and decrease when interest  rates  increase.  Prices of longer term  securities  generally  change  more in  response  to interest  rate changes than prices of shorter term  securities.  To the extent a Fund invests a substantial  portion of its assets in  fixed-income  securities with longer term maturities,  rising interest rates may cause the value of the Fund's investments to decline significantly.

CREDIT  RISK - the risk that the issuer  will be unable to pay the  interest  or principal  when due.  The degree of credit  risk  depends on both the  financial condition of the issuer and the terms of the obligation.  Changes in an issuer's credit  rating  can also  adversely  affect  the value of a Fund's  investments.
High-yield bonds are generally more exposed to credit risk than investment grade securities.

U.S.  GOVERNMENT  SECURITIES  AND  U.S.  GOVERNMENT  AGENCY  SECURITIES  -  U.S.
government  securities  include  Treasury  bills,  notes  and  bonds  issued  or guaranteed by the U.S.  government.  Because these  securities are backed by the full faith and credit of the U.S.  government,  they present little credit risk.
However,  the  U.S.  government  does  not  guarantee  the  market  value of its securities,  and interest rate changes,  prepayment  rates and other factors may affect the value of U.S. government securities.

U.S. government agency securities may include obligations issued by:

     o    the Federal Housing  Administration,  the Farmers Home  Administration
          and the Government National Mortgage Association  ("GNMA"),  including
          GNMA pass-through certificates;

     o    the Federal Home Loan Banks;

     o    the Federal National Mortgage Association ("FNMA");

     o    the Federal Home Loan Mortgage Corporation ("FHLMC"); and

     o    the Federal Farm Credit Banks.

Unlike U.S.  government  securities,  U.S.  government  agency  securities  have different  levels of  credit  support  from the  government.  GNMA  pass-through mortgage  certificates  are  backed  by the full  faith  and  credit of the U.S.
government.  While FNMA,  FHLMC and the Federal Home Loan Banks are chartered by
Acts  of  Congress,  their  securities  are  backed  only by the  credit  of the respective  instrumentality  and  are  not  issued  or  guaranteed  by the  U.S.
government. Although certain government agency securities are guaranteed, market price and yield of the  securities  and net asset value and  performance  of the
Fund are not guaranteed.

MORTGAGE-BACKED  SECURITIES - these fixed-income  securities represent the right to receive a portion of principal  and/or  interest  payments  made on a pool of residential or commercial  mortgage loans.  When interest rates fall,  borrowers may  refinance  or  otherwise  repay  principal  on  their  loans  earlier  than scheduled.  When this happens, certain types of mortgage-backed  securities will be paid off more quickly  than  originally  anticipated  and a Fund will have to invest the  proceeds  in  securities  with lower  yields.  This risk is known as
"prepayment  risk." When interest rates rise,  certain types of  mortgage-backed securities  will be paid off more slowly  than  originally  anticipated  and the value of these securities will fall. This risk is known as "extension risk."

Because of prepayment risk and extension risk,  mortgage-backed securities react differently  to changes in interest  rates than other  fixed-income  securities.
Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities.

ASSET-BACKED SECURITIES - Like traditional fixed-income securities, the value of asset-backed  securities  typically  increases  when  interest  rates  fall  and decreases when interest rates rise. Certain asset-backed  securities may also be subject to the risk of  prepayment.  In a period of  declining  interest  rates, borrowers  may pay what they owe on the  underlying  assets  more  quickly  than anticipated.  Prepayment  reduces the yield to maturity  and the average life of the asset-backed  securities.  In addition, when the Fund reinvests the proceeds of a  prepayment,  it may receive a lower  interest  rate. In a period of rising interest  rates,  prepayments  may occur at a slower  rate than  expected.  As a result, the average maturity of the Fund's portfolio may increase.  The value of longer term securities generally changes more in response to changes in interest rates than shorter term securities.

HIGH-YIELD  BONDS AND OTHER LOWER RATED  SECURITIES - Investment  in  high-yield bonds and other lower rated securities involves  substantial risk of loss. These securities are considered to be speculative with respect to the issuer's ability to pay interest and principal when due and are susceptible to default or decline in market value due to adverse  economic and business  developments.  The market values of high-yield  securities tend to be very volatile,  and these securities are less liquid than  investment-grade  debt securities.  Therefore,  Funds that invest in high-yield bonds are subject to the following risks:

     o    increased price  sensitivity to changing interest rates and to adverse economic and business developments;

     o    greater risk of loss due to default or declining credit quality;

     o    greater  likelihood that adverse  economic or company  specific events will make the issuer unable to make interest and/or principal payments when due; and

     o    negative market sentiments  toward  high-yield  securities may depress their price and liquidity.  If this occurs, it may become difficult to price or dispose of a particular security held by a Fund.

REPURCHASE  AGREEMENTS - When  entering  into a repurchase  agreement,  the Fund essentially  makes a short-term loan to a qualified bank or  broker-dealer.  The
Fund buys  securities that the seller has agreed to buy back at a specified time and at a set price that includes interest.  There is a risk that the seller will be unable to buy back the  securities  at the time  required  and the Fund could experience delays in recovering amounts owed to it.

ZERO COUPON  BONDS - These  securities  pay no  interest  during the life of the security and are issued by a wide variety of  governmental  issuers.  They often are sold at a deep  discount.  Zero coupon bonds may be subject to greater price changes as a result of  changing  interest  rates  than bonds that make  regular interest  payments;  their value  tends to grow more  during  periods of falling interest  rates and,  conversely,  tends to fall more  during  periods of rising interest  rates.  Although not traded on a national  securities  exchange,  zero coupon  bonds are  widely  traded by brokers  and  dealers,  and are  considered liquid.  Holders of zero coupon bonds are required by federal income tax laws to pay taxes on the  interest,  even though such  payments are not  actually  being made.  To  avoid  federal  income  tax  liability,  the  Fund  may  have to make distributions  to shareholders and may have to sell some assets at inappropriate times in order to generate cash for the distributions.

FLOATING-  AND  VARIABLE-RATE  SECURITIES - These  securities  do not have fixed interest rates.  Instead, the rates change over time.  Floating-rate  securities have interest  rates that vary with changes to a specific  measure,  such as the
Treasury bill rate.  Variable-rate securities have interest rates that change at preset  times based on the specific  measure.  Some  floating-and  variable-rate securities  may be  callable by the  issuer,  meaning  that they can be paid off before  their  maturity  date and the proceeds may be required to be invested in lower yielding securities that reduce a Fund's income.

Like other  fixed-income  securities,  floating and variable rate securities are subject to  interest  rate risk.  The Fund will only  purchase  a  floating-  or variable-rate  security  of the same  quality  as the debt  securities  it would otherwise purchase.

The Statement of Additional Information ("SAI") contains more information on the
Funds'  principal  investments  and  strategies  and can be requested  using the address and telephone numbers on the back of this prospectus.

Each  Fund  posts  onto  the  Trust's  internet  site  substantially  all of its securities  holdings as of the end of each month.  Such  portfolio  holdings are available no earlier than 15 calendar days after the end of the previous  month, and  remain  available  on the  internet  site  until  the Fund  files  its next quarterly  portfolio  holdings  report  on Form  N-CSR  or  Form  N-Q  with  the
Securities and Exchange  Commission.  A description  of the Funds'  policies and procedures  regarding the release of portfolio holdings information is available in the Funds' SAI.

SECTION 2 FUND DETAILS

ADDITIONAL  INFORMATION ABOUT INVESTMENTS,  INVESTMENT  STRATEGIES AND RISKS FOR
THE OPTIMAL ALLOCATIONS SERIES

INVESTMENT   STRATEGIES--The   Optimal  Allocations  Series  strive  to  provide
shareholders  with a high level of  diversification  across major asset  classes primarily  through  professionally  designed,  risk-based  allocation models and professionally selected investments in the Underlying Funds.

First,  the Adviser  determines  each Optimal  Allocations  Series' target asset class allocations.  The Adviser bases this decision on each Optimal  Allocations
Series' target risk level,  the expected  return  potential of each asset class, the  anticipated  risks or  volatility of each asset class and  similarities  or differences in the typical  investment  cycle of the various asset classes.  The
Adviser has engaged Ibbotson  Associates  Advisors LLC, a registered  investment adviser and  wholly-owned  subsidiary of  Morningstar,  Inc. that provides asset allocation consulting services, to develop recommended target allocations to the asset  classes  within each Optimal  Allocations  Series.  However,  the Adviser ultimately has sole  responsibility  for  determining  each Optimal  Allocations
Series' target allocation range,  asset class allocations and its investments in
Underlying Funds.

Second,  once the asset  allocation  is  determined,  the  Adviser  selects  the
Underlying  Funds.  In general,  a Fund may not invest in all  Underlying  Funds identified  in the  Appendix,  but  instead  may  select  a  limited  number  of
Underlying  Funds  considered  most  appropriate  for each  Optimal  Allocations
Series'  investment  objective  and target risk level.  In selecting  Underlying
Funds,  the  Adviser  considers  a variety of factors in the  context of current economic and market  conditions,  including  the  Underlying  Fund's  investment strategy, risk profile and historical performance.

The potential rewards and risks associated with each Optimal  Allocations Series depend on both the asset  class  allocations  and the chosen  mix of  Underlying
Funds. The Adviser  periodically  reviews target allocation ranges,  asset class allocations and continually  monitors the mix of Underlying Funds, and will make changes either to the target allocation ranges, asset class allocations, the mix of Underlying  Funds,  or the Underlying  Funds  themselves in order to meet the investment  objective.  There  can be no  guarantee  that  any  of  the  Optimal
Allocations Series will meet its respective objective.

TEMPORARY  INVESTMENTS--Each  of the Optimal  Allocations  Series  intends to be fully invested in accordance with its investment  objective and strategies under normal  circumstances.  However,  pending investment of cash balances, or if the
Optimal  Allocations  Series'  management  believes  that  business,   economic,
political or financial  conditions  warrant,  an Optimal  Allocations Series may invest  without  limit  in cash or  money  market  equivalents,  including:  (1)
short-term U.S.  government  securities;  (2) certificates of deposit,  bankers'
acceptances and interest-bearing savings deposits of commercial banks; (3) prime quality  commercial  paper;  (4)  repurchase  agreements  covering  any  of  the securities in which the Optimal Allocations Series may invest directly;  and (5)
subject to regulatory limits,  shares of other investment  companies that invest in securities in which the Optimal  Allocations  Series may invest.  Should this occur,  an  Optimal  Allocations  Series  will not be  pursuing  its  investment objective and may miss potential market upswings.

SECTION 3 FUND MANAGEMENT

INVESTMENT ADVISER

Aberdeen Asset Management Inc., a Delaware corporation formed in 1993, serves as the investment  adviser to each Fund. The Adviser's  principal place of business is located at 1735 Market Street, 37th Floor, Philadelphia,  Pennsylvania 19103.
As of October 31, 2007,  the Adviser had  approximately  $37.5 billion in assets under  management.  The Adviser  manages and  supervises  the investment of each
Fund's assets on a discretionary basis.

The Adviser is a wholly  owned  subsidiary  of  Aberdeen  Asset  Management  PLC
("Aberdeen  PLC"),  which is the  parent  company of an asset  management  group managing  approximately  $209.7  billion in assets as of October  31, 2007 for a range of pension funds, financial institutions,  investment trusts, unit trusts, offshore funds,  charities and private clients,  in addition to U.S.  registered investment companies. Aberdeen PLC, its affiliates and subsidiaries are referred to  collectively  herein as "Aberdeen."  Aberdeen PLC was formed in 1983 and was first listed on the London Stock Exchange in 1991.

A  discussion  regarding  the basis for the Board of  Trustees'  approval of the investment  advisory  agreement  for the Funds will be  available  in the Funds'
first annual or semi-annual report to shareholders.

SUBADVISERS

Aberdeen Select Mid Cap Growth Fund

Security Investors,  LLC, One Security Benefit Place,  Topeka,  Kansas 66636, is
the  subadviser  for the  Aberdeen  Select Mid Cap Growth  Fund.  Subject to the
supervision  of the  Adviser  and Board of  Trustees,  Security  Investors,  LLC
manages the Fund's assets in accordance with the Fund's investment objective and strategies. Security Investors, LLC makes investment decisions for the Fund and, in connection with such investment  decisions,  places purchases and sell orders for securities.

Aberdeen Select Small Cap Fund

NorthPointe,  101 West Big Beaver Road, Suite 745, Troy,  Michigan 48084, is the
subadviser to the Aberdeen Select Small Cap Fund.  Subject to the supervision of the Adviser and Board of Trustees,  NorthPointe manages the portion of the Small
Cap Fund's  assets  allocated  to it in  accordance  with the Fund's  investment objective  and  strategies.  With  regard to the portion of the Small Cap Fund's assets allocated to it, NorthPointe makes investment decisions for the Fund and, in connection  with such investment  decisions,  places purchase and sell orders for  securities.  NorthPointe  was organized in 1999 as a domestic  equity money management  firm  dedicated  to serving the  investment  needs of  institutions, high-net worth  individuals  and mutual funds.  NorthPointe is a  majority-owned subsidiary of NorthPointe Holdings, LLC.

Aberdeen Select  Worldwide Fund,  Aberdeen China  Opportunities  Fund,  Aberdeen
Developing Markets Fund,  Aberdeen  International  Equity Fund,  Aberdeen Global
Utilities Fund

GGP, 8 Fenchurch Place, London,  England, United Kingdom, is a subadviser to the
Worldwide Fund, China Opportunities Fund, Developing Markets Fund, International
Equity Fund and Utilities  Fund.  Subject to the  supervision of the Adviser and the Board of  Trustees,  GGP  manages  each  above-referenced  Fund's  assets in accordance  with the  Fund's  investment  objective  and  strategies.  GGP makes investment decisions for each above-referenced Fund and, in connection with such investment  decisions,  places purchase and sell orders for  securities.  GGP is owned by a  special  purpose  investment  entity  whose  interests  are owned by
Hellman & Friedman  LLC, a private  equity firm,  together with members of GGP's management and executive teams and a number of employees.  AAMISL and AAMAL will each  receive  a flat fee from  the  Adviser  for the  oversight  services  each provide. GGP will receive an asset based fee from the Adviser for its investment decision services as described below.

Aberdeen Asset  Management  Investment  Services  Limited  ("AAMISL"),  a United
Kingdom  corporation,  and Aberdeen Asset Management Asia Limited  ("AAMAL"),  a
Singapore  corporation,  will each serve as subadviser  to the  Worldwide  Fund,
China Opportunities Fund, Developing Markets Fund, International Equity Fund and
Utilities Fund. AAMISL and AAMAL are both affiliates of the Adviser.  AAMISL and
AAMAL do not currently  have  management  over a specific  portion of any of the above-referenced  Fund's  assets at this time,  but each assist the Adviser with oversight  for said  Funds.  AAMISL is  located at One Bow  Churchyard,  London,
England  EC4M9HH.  AAMAL is located at 21 Church  Street,  #01-01 Capital Square
Two, Singapore 049480. If AAMISL or AAMAL is allocated a specific portion of any of the above-referenced Fund's assets to manage it the future, it will receive a fee from the Adviser for its investment decision services as described below.

Aberdeen Tax-Free Income Fund

Credit Suisse Asset Management,  LLC ("Credit  Suisse"),  Eleven Madison Avenue,
New York, NY 10010,  is the subadviser to the Tax-Free  Income Fund.  Subject to the supervision of the Adviser and the Board of Trustees,  Credit Suisse manages the  Fund's  assets in  accordance  with the  Fund's  investment  objective  and strategies.  Credit  Suisse  makes  investment  decisions  for the Fund and,  in connection  with such investment  decisions,  places purchase and sell order for securities.

MANAGEMENT FEES

Each Fund pays the Adviser a management  fee based on each Fund's  average daily net assets.  With respect to the Mid Cap Fund, Select Small Cap Fund,  Worldwide
Fund, China Opportunities Fund,  Developing Markets Fund,  International  Equity
Fund,  Utilities Fund and Tax-Free Income Fund, the Adviser pays each subadviser from the management fee it receives.

The total annual  advisory  fees each Fund pays the Adviser (as a percentage  of the average daily net assets of each Fund) are as follows:

------------------------------------------------ -----------------------------
FUND ASSETS                                      MANAGEMENT FEE
------------------------------------------------ -----------------------------
ABERDEEN SELECT EQUITY FUND
------------------------------------------------ -----------------------------
On assets up to $500 million                                 0.80%
------------------------------------------------ -----------------------------
On assets of $500 million up to $2 billion                   0.70%
------------------------------------------------ -----------------------------
On assets of $2 billion and more                             0.65%
------------------------------------------------ -----------------------------

------------------------------------------------ -----------------------------
ABERDEEN SELECT MID CAP GROWTH FUND
------------------------------------------------ -----------------------------
On assets up to $250 million                                 0.80%
------------------------------------------------ -----------------------------
On assets of $250 million up to $1 billion                   0.77%
------------------------------------------------ -----------------------------
On assets of $1 billion up to $2 billion                     0.74%
------------------------------------------------ -----------------------------
On assets of $2 billion up to $5 billion                     0.71%
------------------------------------------------ -----------------------------
On assets up to $5 billion and more                          0.68%
------------------------------------------------ -----------------------------

------------------------------------------------ -----------------------------
ABERDEEN SELECT SMALL CAP FUND
------------------------------------------------ -----------------------------
All assets                                                   0.95%
------------------------------------------------ -----------------------------

------------------------------------------------ -----------------------------
ABERDEEN SELECT GROWTH FUND
------------------------------------------------ -----------------------------
On assets up to $500 million                                 0.90%
------------------------------------------------ -----------------------------
On assets of $500 million up to $2 billion                   0.80%
------------------------------------------------ -----------------------------
On assets of $2 billion and more                             0.75%
------------------------------------------------ -----------------------------

------------------------------------------------ -----------------------------
ABERDEEN SELECT WORLDWIDE FUND
------------------------------------------------ -----------------------------
On assets up to $500 million                                 0.90%
------------------------------------------------ -----------------------------
On assets of $500 million up to $2 billion                   0.85%
------------------------------------------------ -----------------------------
On assets of $2 billion and more                             0.80%
------------------------------------------------ -----------------------------

------------------------------------------------ -----------------------------
ABERDEEN CHINA OPPORTUNITIES FUND
------------------------------------------------ -----------------------------
On assets up to $500 million                                 1.25%
------------------------------------------------ -----------------------------
On assets of $500 million up to $2 billion                   1.20%
------------------------------------------------ -----------------------------
On assets of $2 billion and more                             1.15%
------------------------------------------------ -----------------------------

------------------------------------------------ -----------------------------
ABERDEEN DEVELOPING MARKETS FUND
------------------------------------------------ -----------------------------
On assets up to $500 million                                 1.05%
------------------------------------------------ -----------------------------
On assets of $500 million up to $2 billion                   1.00%
------------------------------------------------ -----------------------------
On assets of $2 billion and more                             0.95%
------------------------------------------------ -----------------------------

------------------------------------------------ -----------------------------
ABERDEEN INTERNATIONAL EQUITY FUND
------------------------------------------------ -----------------------------
On assets up to $500 million                                 0.90%
------------------------------------------------ -----------------------------
On assets of $500 million up to $2 billion                   0.85%
------------------------------------------------ -----------------------------
On assets of $2 billion and more                             0.80%
------------------------------------------------ -----------------------------

------------------------------------------------ -----------------------------
ABERDEEN HEDGED CORE EQUITY FUND
------------------------------------------------ -----------------------------
All assets                                                   1.25%
------------------------------------------------ -----------------------------

------------------------------------------------ -----------------------------
ABERDEEN MARKET NEUTRAL FUND
------------------------------------------------ -----------------------------
All assets                                                   1.25%
------------------------------------------------ -----------------------------

------------------------------------------------ -----------------------------
ABERDEEN EQUITY LONG-SHORT FUND
------------------------------------------------ -----------------------------
Up to $250 million                                           1.50%
------------------------------------------------ -----------------------------
$250 million or more                                         1.25%
------------------------------------------------ -----------------------------

------------------------------------------------ -----------------------------
ABERDEEN GLOBAL FINANCIAL SERVICES FUND
------------------------------------------------ -----------------------------
On assets up to $500 million                                 0.90%
------------------------------------------------ -----------------------------
On assets of $500 million up to $2 billion                   0.85%
------------------------------------------------ -----------------------------
On assets of $2 billion and more                             0.80%
------------------------------------------------ -----------------------------

------------------------------------------------ -----------------------------
ABERDEEN HEALTH SCIENCES
------------------------------------------------ -----------------------------
On assets up to $500 million                                 0.90%
------------------------------------------------ -----------------------------
On assets of $500 million up to $2 billion                   0.85%
------------------------------------------------ -----------------------------
On assets of $2 billion and more                             0.80%
------------------------------------------------ -----------------------------

------------------------------------------------ -----------------------------
ABERDEEN NATURAL RESOURCES FUND
------------------------------------------------ -----------------------------
On assets up to $500 million                                 0.70%
------------------------------------------------ -----------------------------
On assets of $500 million up to $2 billion                   0.65%
------------------------------------------------ -----------------------------
On assets of $2 billion and more                             0.60%
------------------------------------------------ -----------------------------

------------------------------------------------ -----------------------------
ABERDEEN TECHNOLOGY AND COMMUNICATIONS FUND
------------------------------------------------ -----------------------------
On assets up to $500 million                                 0.88%
------------------------------------------------ -----------------------------
On assets of $500 million up to $2 billion                   0.83%
------------------------------------------------ -----------------------------
On assets of $2 billion and more                             0.78%
------------------------------------------------ -----------------------------

------------------------------------------------ -----------------------------
ABERDEEN GLOBAL UTILITIES FUND
------------------------------------------------ -----------------------------
On assets up to $500 million                                 0.70%
------------------------------------------------ -----------------------------
On assets of $500 million up to $2 billion                   0.65%
------------------------------------------------ -----------------------------
On assets of $2 billion and more                             0.60%
------------------------------------------------ -----------------------------

------------------------------------------------ -----------------------------
ABERDEEN SMALL CAP FUND
------------------------------------------------ -----------------------------
Up to $100 million                                           0.95%
------------------------------------------------ -----------------------------
$100 million or more                                         0.80%
------------------------------------------------ -----------------------------

------------------------------------------------ -----------------------------
ABERDEEN SMALL CAP OPPORTUNITIES FUND
------------------------------------------------ -----------------------------
On assets up to $500 million                                 0.85%
------------------------------------------------ -----------------------------
On assets of $500 million up to $2 billion                   0.75%
------------------------------------------------ -----------------------------
On assets of $2 billion and more                             0.70%
------------------------------------------------ -----------------------------

------------------------------------------------ -----------------------------
ABERDEEN SMALL CAP GROWTH FUND
------------------------------------------------ -----------------------------
On assets up to $500 million                                 0.95%
------------------------------------------------ -----------------------------
On assets of $500 million up to $2 billion                   0.85%
------------------------------------------------ -----------------------------
On assets of $2 billion and more                             0.80%
------------------------------------------------ -----------------------------

------------------------------------------------ -----------------------------
ABERDEEN SMALL CAP VALUE
------------------------------------------------ -----------------------------
On assets up to $500 million                                 0.95%
------------------------------------------------ -----------------------------
On assets of $500 million up to $2 billion                   0.85%
------------------------------------------------ -----------------------------
On assets of $2 billion and more                             0.80%
------------------------------------------------ -----------------------------

------------------------------------------------ -----------------------------
ABERDEEN TAX-FREE INCOME FUND
------------------------------------------------ -----------------------------
$0 up to $250 million                                        0.425%
------------------------------------------------ -----------------------------
$250 million up to $1 billion                                0.375%
------------------------------------------------ -----------------------------
$1 billion or more                                           0.355%
------------------------------------------------ -----------------------------

------------------------------------------------ -----------------------------
ABERDEEN OPTIMAL ALLOCATIONS FUND
------------------------------------------------ -----------------------------
On all assets                                                0.15%
------------------------------------------------ -----------------------------

PORTFOLIO MANAGEMENT

The Adviser  generally  uses a team based  approach for management of each Fund.
The Funds' portfolio  managers and analysts are all members of the Aberdeen U.S.
equity team lead by Shahreza Yusof, Head of U.S. Equities. Information about the
Aberdeen U.S. equity team member or members  primarily  responsible for managing each Fund is included below.

Aberdeen Select Equity Fund

Gary D. Haubold, CFA, is the portfolio manager to the Select Equity Fund and has managed it since September 2004.

Mr. Haubold is a Senior  Investment  Manager with Aberdeen Asset Management Inc.
and,  prior to joining  Aberdeen  in  October  2007,  he was a Senior  Portfolio
Manager with  Nationwide  Fund  Advisors,  the Fund's  previous  adviser,  since
December 2003.

Aberdeen Select Mid Cap Growth Fund

Joseph C. O'Connor is responsible  for the day-to-day  management of the Mid Cap
Growth Fund, including the selection of the Fund's investments,  and has managed the assets of Fund since  September  2004. Mr. O'Connor is currently a portfolio manager with Security Global Investors.  Mr. O'Connor  previously was a managing director of  Nationwide  Separate  Accounts LLC ("NSA")  where he was  primarily responsible  for the  management  of the mid-cap  portfolio.  Prior to NSA,  Mr.
O'Connor  was senior  vice  president,  managing  director  and board  member of
GROUPAMA  Asset  Management  N.A.  ("GROUPAMA")  which he joined in 2000. In May
2003,  GROUPAMA was acquired and renamed NSA and assumed the investment advisory and operational responsibilities of GROUPAMA.

Aberdeen Select Small Cap Fund

Small Cap Growth Sleeve

NorthPointe,  a  majority-owned  subsidiary of NorthPointe  Holdings,  LLC, is a subadviser to the Small Cap Fund.

Carl P. Wilk, CFP, and Karl Knas, CPA, are portfolio  managers of the portion of the Small Cap Fund managed by NorthPointe.

Mr.  Wilk  joined  NorthPointe  in  April  2002.  He has  more  than 17 years of experience managing micro- and small-capitalization securities.

Mr. Knas joined NorthPointe in March 2003. Previously, he was an equity research analyst at SoundView Technology Group from August 2001.

Small Cap Value Sleeve

Gary D. Haubold,  CFA, is the portfolio manager to the Select Small Cap Fund and has managed it since its inception in December 2004.

Mr. Haubold is a Senior  Investment  Manager with Aberdeen Asset Management Inc.
and prior to joining Aberdeen in October 2007, he was a Senior Portfolio Manager
with Nationwide Fund Advisors, the Fund's previous adviser, since December 2003.

Aberdeen Select Growth Fund

Christopher Baggini, CFA, and Douglas Burtnick,  CFA, are the portfolio managers to the Select Growth Fund.  Mr. Baggini has managed the fund since its inception in June 2000 and Mr. Burtnick joined him in May 2002.

Mr. Baggini is a Senior  Investment  Manager with Aberdeen Asset Management Inc.
and,  prior to joining  Aberdeen  in  October  2007,  he was a Senior  Portfolio
Manager with Nationwide Fund Advisors,  the Fund's previous adviser, since March
2000.

Mr. Burtnick is an Investment  Manager with Aberdeen Asset  Management Inc. and, prior to joining  Aberdeen  in October  2007,  he was a Portfolio  Manager  with
Nationwide Fund Advisors since May 2002.

Aberdeen Select Worldwide Fund

GGP, is the subadviser for the Worldwide Fund.

Neil Rogan is the portfolio  manager of the  Worldwide  Fund and has managed the
Fund since January 12, 2001.

Mr.  Rogan joined GGP in September  1997 as head of Asia  Pacific  Equities.  In
December   1999,  he  was  appointed   head  of   International   Equities  with
responsibility for the Asia Pacific, Emerging Markets, Japanese, U.S. and Global
Equities  management  teams. In January 2001, Mr. Rogan accepted  responsibility for the Global Equity Team.

Aberdeen China Opportunities Fund

GGP is the subadviser for the China Opportunities Fund.

Charlie Awdry,  CFA, is the portfolio manager of the China  Opportunities  Fund, and has assisted in the management of the Fund since its inception in June 2004.

Mr. Awdry joined GGP in September 2001 and, two years later, he assumed the role of investment manager, co-managing a China investment fund in the United Kingdom
(UK). As co-manager of the UK Gartmore China Opportunities Fund, Mr. Awdry spent six months working in Gartmore's Hong Kong office, returning in April 2006.

Aberdeen Developing Markets Fund

GGP is the subadviser for the Developing Markets Fund.

Christopher  Palmer,  CFA, is the portfolio  manager of the  Developing  Markets
Fund.

Mr.  Palmer  has  been  with GGP  since  1995 and has  extensive  experience  in
Developing Markets,  Latin America,  and hedge fund investments,  including five years managing hedge funds. He previously co-managed the Fund from its inception in August 2000 through February 2004.

Aberdeen International Equity Fund

GGP is the subadviser for the International Equity Fund.

Brian O'Neill and Ben Walker,  CFA, are portfolio  managers of the International
Equity Fund, and have jointly managed the Fund since July 1, 2004.

Mr. O'Neill joined GGP as a Senior  Investment  Manager on the Global  Portfolio
team in 1981 with responsibility for a variety of global funds.

Mr. Walker, Senior Investment Manager, Global Equities, joined GGP in 1997.

Aberdeen Hedged Core Equity Fund

Joseph A.  Cerniglia,  CFA, is the  portfolio  manager to the Hedged Core Equity
Fund and has managed it since its inception September 2006.

Mr. Cerniglia is a Senior Investment Manager with Aberdeen Asset Management Inc.
and, prior to joining Aberdeen in October 2007, he was a Portfolio  Manager with
Nationwide Fund Advisors, the Fund's previous adviser, since September 2000.

Aberdeen Market Neutral Fund

Joseph A.  Cerniglia,  CFA, is the portfolio  manager to the Market Neutral Fund and has managed it since its inception in September 2006.

Mr. Cerniglia is a Senior Investment Manager with Aberdeen Asset Management Inc.
and, prior to joining Aberdeen in October 2007, he was a Portfolio  Manager with
Nationwide Fund Advisors, the Fund's previous adviser, since September 2000.

Aberdeen Equity Long-Short Fund

Christopher Baggini, CFA and Douglas Burtnick, CFA are the portfolio managers to the Equity Long-Short Fund, and have managed it since June 2004.

Mr. Baggini is a Senior  Investment  Manager with Aberdeen Asset Management Inc.
and,  prior to joining  Aberdeen  in  October  2007,  he was a Senior  Portfolio
Manager with Nationwide Fund Advisors,  the Fund's previous adviser, since March
2000.

Mr.  Burtnick is an Investment  Manager with Aberdeen Asset  Management Inc. and prior to joining  Aberdeen  in October  2007,  he was a Portfolio  Manager  with
Nationwide Fund Advisors since May 2002.

Aberdeen Global Financial Services Fund

Douglas Burtnick,  CFA, and Stuart Quint, CFA are the portfolio  managers to the
Global Financial Services Fund and have managed it since November 2003.

Mr. Burtnick is an Investment  Manager with Aberdeen Asset  Management Inc. and, prior to joining  Aberdeen  in October  2007,  he was a Portfolio  Manager  with
Nationwide Fund Advisors, the Fund's previous adviser, since May 2002.

Mr. Quint is an Investment  Manager with  Aberdeen  Asset  Management  Inc. and, prior to joining  Aberdeen in October 2007, he was a Senior Equity  Analyst with
Nationwide Fund Advisors since September 2003.

Aberdeen Health Sciences Fund

Douglas  Burtnick,  CFA is the portfolio manager to the Health Sciences Fund and has managed it since November 2006.

Mr.  Burtnick is an Investment  Manager with Aberdeen Asset  Management Inc. and prior to joining  Aberdeen  in October  2007,  he was a Portfolio  Manager  with
Nationwide Fund Advisors, the Fund's previous adviser, since May 2002.

Aberdeen Natural Resources Fund

William  Gerlach,  CFA, and Jason Kotik,  CFA are the portfolio  managers to the
Natural Resources Fund and have managed it since its inception in June 2004.

Mr. Gerlach is a Senior  Investment  Manager with Aberdeen Asset Management Inc.
and,  prior to joining  Aberdeen  in  October  2007,  he was a Senior  Portfolio
Manager with  Nationwide  Fund  Advisors,  the Fund's  previous  adviser,  since
December 2003.

Mr. Kotik is an Investment Manager with Aberdeen Asset Management Inc. and prior to joining Aberdeen in October 2007, he was an Assistant  Portfolio  Manager and
Senior  Equity  Research  Analysts with  Nationwide  Fund  Advisors,  the Fund's previous adviser, since November 2000.

Aberdeen Technology and Communications Fund

Robert  V.  Tango,   Jr.  is  the  portfolio   manager  to  the  Technology  and
Communications  Fund and has been on the team  managing the Fund since May 2006.
Mr. Tango is an Investment Manager with Aberdeen Asset Management Inc. and prior to joining Aberdeen in October 2007, he was a Portfolio  Manager with Nationwide
Fund Advisors, the Fund's previous adviser, since May 2006. Prior to Nationwide, he was with SIDUS  Investment  Management,  a New York based hedge fund where he provided  research  coverage  for the  technology  sector  and  recommended  for investment  ideas for the portfolio  (November 2005 to May 2006).  Mr. Tango has also  worked at Lazard  Capital  Markets,  LLC (May  2004 to  October  2005) and
William  Blair & Company,  LLC (July 2000 to May 2004) where he was  responsible for fundamental  research coverage of the technology hardware sector - including telecom equipment,  enterprise  hardware,  broadband  equipment,  communications software, semi-conductors and semi-cap consumables.

Aberdeen Global Utilities Fund

GGP is the subadviser for the Utilities Fund.

Ben Walker, CFA, is the portfolio manager to the Utilities Fund. Mr. Walker is a
Senior Investment Manager of Global Equities. He joined GGP in 1997.

Aberdeen Small Cap Fund

Charles  Purcell,  CFA,  William  Gerlach,  CFA and  Gary  Haubold,  CFA are the
portfolio managers to the Small Cap Fund having managed it since December 2003.

Mr. Purcell is a Senior  Investment  Manager with Aberdeen Asset Management Inc.
and, prior to joining Aberdeen in October 2007, he was Senior Portfolio  Manager
with Nationwide Fund Advisors, the Fund's previous adviser, since December 2003.

Mr. Gerlach is a Senior  Investment  Manager with Aberdeen Asset Management Inc.
and,  prior to joining  Aberdeen  in  October  2007,  he was a Senior  Portfolio
Manager with Nationwide Fund Advisors since December 2003.

Mr. Haubold is a Senior  Investment  Manager with Aberdeen Asset Management Inc.
and prior to joining Aberdeen in October 2007, he was a Senior Portfolio Manager
with Nationwide Fund Advisors since December 2003.

Aberdeen Small Cap Opportunities Fund

Joseph  A.  Cerniglia,   CFA,  is  the  portfolio   manager  to  the  Small  Cap
Opportunities Fund, having managed it since its inception in September 2006.

Mr. Cerniglia is a Senior Investment Manager with Aberdeen Asset Management Inc.
and, prior to joining Aberdeen in October 2007, he was a Portfolio  Manager with
Nationwide Fund Advisors, the Fund's previous adviser, since September 2000.

Aberdeen Small Cap Growth Fund

Christopher Baggini, CFA, and Jason Kotik, CFA are the portfolio managers to the
Small  Cap  Growth  Fund,  having  been part of the team  managing  it since its inception.

Mr. Baggini is a Senior  Investment  Manager with Aberdeen Asset Management Inc.
and,  prior to joining  Aberdeen  in  October  2007,  he was a Senior  Portfolio
Manager with Nationwide Fund Advisors,  the Fund's previous adviser, since March
2000.

Mr. Kotik is an Investment  Manager with  Aberdeen  Asset  Management  Inc. and, prior to joining Aberdeen in October 2007, he was an Assistant Portfolio Manager
and Senior Equity Research Analysts with Nationwide Fund Advisors since November
2000.

Aberdeen Small Cap Value Fund

Gary D.  Haubold,  CFA,  is the  portfolio  manager to the Small Cap Value Fund, having managed it since its inception in September 2006.

Mr. Haubold is a Senior  Investment  Manager with Aberdeen Asset Management Inc.
and prior to joining Aberdeen in October 2007, he was a Senior Portfolio Manager
with Nationwide Fund Advisors, the Fund's previous adviser, since December 2003.

Aberdeen Tax-Free Income Fund

Credit Suisse Asset  Management is responsible for the day-to-day  management of the Fund, including the selection of the Fund's investments.

Lori A. Cohane and Frank J. Biondo are portfolio managers to the Tax-Free Income
Fund.

Lori A. Cohane,  Managing  Director,  joined  Credit  Suisse in 2002 from Morgan
Stanley  Investment  Group,  where she served as Executive  Director and head of fixed income portfolio  management.  Previously,  she was portfolio  manager and senior credit  analyst of municipal  bond  portfolios at Salomon  Brothers Asset
Management and an underwriter at AMBAC  Indemnity Corp. Ms. Cohane holds a BS in finance from the State University of New York at Albany.

Frank J. Biondo,  Director,  joined  Credit Suisse in 2002 from UBS Global Asset
Management,  where he was a Director,  portfolio manager of closed-end municipal bond funds, and head trader for separately managed accounts.  Previously, he was a Vice  President,  trader and assistant  portfolio  manager for Morgan  Stanley
Investment Group, where he managed  tax-advantaged fixed income and money market portfolios.  Mr.  Biondo holds a BS in accounting  and  economics  from New York
University. He is a CFA Charterholder.

Aberdeen Optimal Series

Richard  Fonash and Shahreza  Yusof are the  portfolio  managers for the Optimal
Allocations Series.

Richard  Fonash,  CFA(R),  is a Senior  Investment  Manager for  Aberdeen  Asset
Management  Inc. and has managed the Funds since January 2008.  Prior to joining
Aberdeen in October 2007, he worked with  Nationwide  Fund Advisors,  the Fund's previous  adviser,  as Chief  Investment  Officer from January 2007 to September
2007,  Chief Operating  Officer - Investments from January 2003 to January 2007, and Director, Investment Administration from May 2000 through December 2002.

Shahreza Yusof is Head of U.S.  Equities for Aberdeen Asset  Management Inc. and
has managed the Funds since January 2008.  Mr. Yusof was recruited in 1994 by an affiliate of Aberdeen  Asset  Management  Inc. in Singapore.  Over the years has worked on Aberdeen Asia equities team and became investment  director for Japan.
Later Mr. Yusof moved to Aberdeen's  Emerging  Markets  division in London.  Mr.
Yusof has been based out of the Aberdeen  operations  in the United States since
2006.

The  SAI  provides   additional   information  about  each  portfolio  manager's
compensation,  other accounts managed by the portfolio manager and the portfolio manager's  ownership  of  securities  in the  Fund(s)  managed by the  portfolio manager, if any.

MULTI-MANAGER STRUCTURE

The  Adviser  and the  Trust  have  applied  for an  exemptive  order  from  the
Securities and Exchange Commission for a multi-manager structure that will allow the Adviser to hire,  replace or  terminate  a  subadviser  (excluding  hiring a subadviser  which is an  affiliate  of the  Adviser)  without  the  approval  of shareholders.  The order  also will allow the  Adviser  to revise a  subadvisory agreement  with an  unaffiliated  subadviser  with the  approval of the Board of
Trustees, but without shareholder approval.  Currently, the following Funds have subadvisers:

------------------------------------ ---------------------------------------------------------
FUND                                 SUBADVISER
------------------------------------ ---------------------------------------------------------
Aberdeen China Opportunities Fund    Gartmore Global Partners ("GGP"), Aberdeen Asset
                                     Management Investment Services Limited ("AAMISL") and
                                     Aberdeen Asset Management Asia Limited ("AAMAL")
------------------------------------ ---------------------------------------------------------
Aberdeen Developing Markets Fund     GGP, AAMISL and AMMAL
------------------------------------ ---------------------------------------------------------
Aberdeen International Equity Fund   GGP, AAMISL and AMMAL
------------------------------------ ---------------------------------------------------------
Aberdeen Select Small Cap Fund       NorthPointe Capital, LLC ("NorthPointe")
------------------------------------ ---------------------------------------------------------
Aberdeen Select Worldwide Fund       GGP, AAMISL and AMMAL
------------------------------------ ---------------------------------------------------------
Aberdeen Global Utilities Fund       GGP, AAMISL and AMMAL
------------------------------------ ---------------------------------------------------------
Aberdeen Tax-Free Income Fund        Credit Suisse Asset Management, LLC
------------------------------------ ---------------------------------------------------------
Aberdeen Select Mid Cap Growth Fund  Security Investors, LLC
------------------------------------ ---------------------------------------------------------

If a new unaffiliated  subadviser is hired for a Fund, shareholders will receive information about the new subadviser within 90 days of the change. The exemptive order will allow the Funds  greater  flexibility  enabling  them to operate more efficiently.

In instances  where the Adviser  hires a  subadviser,  the Adviser  performs the following oversight and evaluation services to a subadvised Funds:

     o    initial due diligence on prospective Fund subadvisers;

     o    monitoring  subadviser  performance,  including  ongoing  analysis and periodic consultations;

     o    communicating   performance   expectations   and  evaluations  to  the
          subadvisers; and

     o    making  recommendations  to the Board of Trustees  regarding  renewal, modification or termination of a subadviser's contract.

The Adviser does not expect to frequently  recommend  subadviser changes.  Where the Adviser does recommend subadviser changes, the Adviser periodically provides written reports to the Board of Trustees regarding its evaluation and monitoring of the subadviser.  Although the Adviser monitors the subadviser's  performance, there is no certainty that any subadviser or Fund will obtain favorable  results at any given time.

SECTION 4 INVESTING WITH ABERDEEN FUNDS
A NOTE ABOUT SHARE CLASSES

The Select Series offers six share  classes- Class A, Class B, Class C, Class R,
Institutional  Service  Class  and  Institutional  Class.  The Mid Cap Fund also offers Class D Shares.

The  International  Series offers six share  classes- Class A, Class B, Class C,
Class R, Institutional Service Class and Institutional Class.

The Concept Series offers six share classes- Class A, Class B, Class C, Class R,
Institutional Service Class and Institutional Class.

The Sector Series offers six share  classes- Class A, Class B, Class C, Class R,
Institutional Service Class and Institutional Class.

The Optimal  Allocation Series offers six share classes- Class A, Class B, Class
C, Class R, Institutional Service Class and Institutional Class.

The Core  Equity  Series  offers six share  classes-  Class A, Class B, Class C,
Class R, Institutional Service Class and Institutional Class.

The Tax-Free Fund offers six share  classes- Class A, Class B, Class C, Class D,
Class X and Class Y. Class X and Class Y shares are available  only to investors that were  previously  shareholders  of Class X and Class Y shares of Nationwide
Tax-Free  Income  Fund.  Class X and Class Y shares are not  available  to other investors.

An investment in any share class of a Fund  represents an investment in the same assets of the Fund. However, the fees, sales charges and expenses for each share class are different.  The different share classes simply let you choose the cost structure  that is right  for you.  The fees and  expenses  for the Fund are set forth in the Fund Summary.

CHOOSING A SHARE CLASS

When selecting a share class, you should consider the following:

     o    which share classes are available to you;

     o    how long you expect to own your shares;

     o    how much you intend to invest;

     o    total costs and expenses associated with a particular share class; and

     o    whether you qualify for any reduction or waiver of sales charges.

Your  financial  adviser can help you to decide which share class is best suited to your needs.

The Aberdeen  Funds offer several  different  share classes each with  different price and cost  features.  The table below compares Class A, Class B and Class C shares, which are available to all investors.

Class D, Class R, Institutional Service Class and Institutional Class shares are
available  only  to  certain  investors.   For  eligible  investors,   Class  R,
Institutional  Service Class and Institutional Class shares may be more suitable than Class A, Class D, Class B or Class C shares.

Before you invest,  compare the  features of each share  class,  so that you can choose the class that is right for you. We  describe  each share class in detail on the following pages.  Your financial adviser can help you with this decision.
When you buy  shares,  be sure to  specify  the class of  shares.  If you do not choose a share class, your investment will be made in Class A shares. If you are not eligible for the class you have  selected,  your  investment may be refused.
However,  we recommend that you discuss your investment with a financial adviser before  you make a  purchase  to be sure that the Fund and the  share  class are appropriate  for you. In addition,  consider the Fund's  investment  objectives, principal  investment  strategies and principal  risks as well as factors listed under  "Description of Share Classes" to determine which Fund and share class is most appropriate for your situation.

              Comparing Class A, Class D, Class B, Class C Shares,
                       Class X Shares and Class Y Shares

Classes and Charges                                             Points to Consider
--------------------------------------------------------------------------------------------------------------------------
Class A and Class D Shares

For all Funds other than Tax-Free Income Fund
Front-end sales charge up to 5.75% for Class A shares and       A front-end sales charge means that a portion of your
4.50% for Class D shares                                        initial investment goes toward the sales charge and is
                                                                not invested.

Contingent deferred sales charge (CDSC)                         Reduction and waivers of sales charges may be available.
(Class A Shares only)(1)
                                                                Total annual operating expenses are lower than Class B
Annual service and/or 12b-1 fee of 0.25% (Class A shares        and Class C expenses which means higher dividends
only). Administrative services fee of up to 0.25%.              and/or NAV per share.

                                                                No conversion feature.

                                                                No maximum investment amount.

Tax Fee-Income Fund                                             A front-end sales charge means that a portion of your
                                                                initial investment goes toward the sales charge and is
Front-end sales charge up to 4.25% for Class A Shares and       not invested.
4.50% for Class D Shares

Contingent deferred sales charge (CDSC) (2) (Class A shares     Reduction and waivers of sales charges may be available.
only)
                                                                Total annual operating expenses are lower than Class B
                                                                and Class C expenses which means higher dividends
Annual service and/or 12b-1 fee of 0.25% (Class A shares        and/or NAV per share.
only). Administrative services fee of up to 0.25%.

                                                                No conversion feature.

                                                                No maximum investment amount
--------------------------------------------------------------- ---------------------------------------------------------

Class B Shares

CDSC up to 5.00%                                                No front-end sales charge means your full investment
                                                                immediately goes toward buying shares.

                                                                No reduction of CDSC, but waivers may be available.

                                                                The CDSC declines 1% in most years to zero after six
                                                                years.

Annual service and/or 12b-l fee of 1.00%                        Total annual operating expenses are higher than Class A
No administrative services fee                                  expenses which means lower-dividends and/or NAV per
                                                                share.

                                                                Automatic conversion to Class A shares after seven
                                                                years, which means lower annual expenses in the future.

                                                                Maximum investment amount of $100,000. Larger
                                                                investments may be rejected.
--------------------------------------------------------------- ---------------------------------------------------------

Class C Shares

CDSC of 1.00%                                                   No front-end sales charge means your full investment
                                                                immediately goes toward buying shares.

                                                                No reduction of CDSC, but waivers may be available.

                                                                The CDSC declines to zero after one year.
Annual service and/or 12b-1 fee of 1.00%
No administrative services fee                                  Total annual operating expenses are higher than Class A
                                                                expenses which means lower dividends and/or NAV per
                                                                share.

                                                                No conversion feature.

                                                                Maximum investment amount of $1,000,000(3). Larger
                                                                investments may be rejected.

-------------------------------------------------------------- ----------------------------------------------------------

Class X Shares

CDSC up to 5.00%                                               No front-end sales charge means your full investment
                                                               immediately goes toward buying shares.

                                                               No reduction of CDSC, but waivers may be available.

                                                               The CDSC declines 1% in most years to zero after six
                                                               years.
Annual service and/or 12b-1 fee of 0.85%
No administrative services fee                                 Total annual operating expenses are higher than Class A
                                                               expenses which means lower dividends per share are paid
                                                               and/or NAV per share.

                                                               Automatic conversion to Class A shares after seven
                                                               years, which means lower annual expenses in the future.

                                                               Maximum investment amount of $100,000. Larger
                                                               investments may be rejected.
-------------------------------------------------------------- ----------------------------------------------------------

Class Y Shares

CDSC of 1.00%                                                  No front-end sales charge means your full investment
                                                               immediately goes toward buying shares.

                                                               No reduction of CDSC, but waivers may be available.

                                                               The CDSC declines to zero after one year.
Annual service and/or 12b-1 fee of 0.85%
No administrative services fee                                 Total annual operating expenses are higher than Class A
                                                               expenses which means lower dividends and/or NAV per
                                                               share.

                                                               No conversion feature.

                                                               Maximum investment amount of $1,000,000(2). Larger
                                                               investments may be rejected.
-------------------------------------------------------------------------------------------------------------------------

(1) Unless you are otherwise eligible to purchase Class A shares without a sales charge,  a CDSC of up to 1.00% will be charged on Class A shares redeemed within
18 months of purchase if you paid no sales charge on the original purchase and a finders fee was paid.

(2) A CDSC of up to 0.75% will be charged on Class A shares  redeemed  within 18 months of purchase if you paid no sales  charge on the  original  purchase and a finders fee was paid.

(3) This limit was calculated based on a one-year holding period.

CLASS A SHARES

Class A  shares  may be most  appropriate  for  investors  who want  lower  fund expenses or those who qualify for reduced front-end sales charges or a waiver of sales charges.

FRONT-END  SALES  CHARGES FOR CLASS A SHARES (of Funds  other than the  Tax-Free
Income Fund)

 --------------------------------------------------------------------------------
                                SALES CHARGE AS A PERCENTAGE OF
                                -------------------------------           DEALER
                                                     NET AMOUNT    COMMISSION AS
 AMOUNT OF                           OFFERING          INVESTED    PERCENTAGE OF
 PURCHASE                               PRICE   (APPROXIMATELY)   OFFERING PRICE
 -------------------------------------------------------------------------------
 Less than $50,000                       5.75%             6.10%            5.00%
 -------------------------------------------------------------------------------
 $50,000 up to $100,000                  4.75              4.99             4.00
 -------------------------------------------------------------------------------
 $100,000 up to $250,000                 3.50              3.63             3.00
 -------------------------------------------------------------------------------
 $250,000 up to $500,000                 2.50              2.56             2.00
 -------------------------------------------------------------------------------
 $500,000 up to $1 million               2.00              2.04             1.75
 -------------------------------------------------------------------------------
 $1 million or more                      None              None            None*
 -------------------------------------------------------------------------------

* Dealer may be eligible for a finders fee as described in  "Purchasing  Class A
Shares without a Sales Charge" below.

FRONT-END SALES CHARGES FOR CLASS A SHARES OF THE TAX-FREE INCOME FUND

------------------------ ---------------------------------------------------------------
                                    SALES CHARGE AS A PERCENTAGE OF
------------------------ --------------- ------------------------ ----------------------
                                                                   DEALER COMMISSION AS
AMOUNT OF                      OFFERING      NET AMOUNT INVESTED          PERCENTAGE OF
PURCHASE                          PRICE          (APPROXIMATELY)         OFFERING PRICE
------------------------ --------------- ------------------------ ----------------------
Less than $100,000                 4.25%                    4.44%                  3.75%
------------------------ --------------- ------------------------ ----------------------
$100,000 up to $250,000            3.50                     3.63                   3.00
------------------------ --------------- ------------------------ ----------------------
$250,000 up to $500,000            2.50                     2.56                   2.00
------------------------ --------------- ------------------------ ----------------------
$500,000 up to $1 million          2.00                     2.04                   1.75
------------------------ --------------- ------------------------ ----------------------
$1 million or more                 None                     None                   None
------------------------ --------------- ------------------------ ----------------------

CLASS D SHARES

Class D shares are available to the following:

     o    Investors who received Class D shares of a Fund in a reorganization of a Nationwide  fund into a series of the Trust, as long as you purchase the Class D shares through the same account in the same capacity and

     o    Persons  eligible to purchase Class D shares without a sales charge as described below and in the SAI.

FRONT-END SALES CHARGES FOR CLASS D SHARES

--------------------------------------------------------------------------------
                           SALES CHARGE AS A PERCENTAGE OF
                           -------------------------------                DEALER
                                                     NET AMOUNT    COMMISSION AS
 AMOUNT OF                           OFFERING          INVESTED    PERCENTAGE OF
 PURCHASE                               PRICE   (APPROXIMATELY)   OFFERING PRICE
 -------------------------------------------------------------------------------
 Less than $50,000                       4.50%             4.71%            4.00%
 -------------------------------------------------------------------------------
 $50,000 up to $100,000                  4.00              4.17             3.50
 -------------------------------------------------------------------------------
 $100,000 up to $250,000                 3.00              3.09             2.50
 -------------------------------------------------------------------------------
 $250,000 up to $500,000                 2.50              2.56             1.75
 -------------------------------------------------------------------------------
 $500,000 up to $1 million               2.00              2.04             1.25
 -------------------------------------------------------------------------------
 $1 million up to $25 million            0.50              0.50             0.50
 -------------------------------------------------------------------------------
 $25 million or more                     None              None             None
 -------------------------------------------------------------------------------

REDUCTION AND WAIVER OF CLASS A AND CLASS D SALES CHARGES

If you qualify for a  reduction  or waiver of Class A or Class D sales  charges, you must notify Customer Service,  your financial adviser or other  intermediary at the time of purchase and must also provide any required evidence showing that you qualify.  The value of cumulative  quantity  discount eligible shares equals the cost or current  value of those  shares,  whichever  is higher.  The current value of shares  is  determined  by  multiplying  the  number of shares by their current  NAV.  In order  to  obtain a sales  charge  reduction,  you may need to provide your financial intermediary or the Fund's transfer agent, at the time of purchase,  with information regarding shares of the Funds held in other accounts which may be eligible for  aggregation.  Such  information  may include  account statements  or other  records  regarding  shares  of the  Funds  held in (i) all
accounts  (e.g.,   retirement  accounts)  with  the  Funds  and  your  financial intermediary;  (ii)  accounts  with other  financial  intermediaries;  and (iii)
accounts in the name of immediate family household  members (spouse and children under 21). You should retain any records  necessary to  substantiate  historical costs because the Fund, its transfer agent, and financial intermediaries may not maintain  this  information.  Otherwise,  you may not receive the  reduction  or waiver.  See  "Reduction  of Class A and Class D Sales  Charges"  and "Waiver of
Class A and Class D Sales  Charges"  below and "Reduction of Class A and Class D
Sales Charges" and "Net Asset Value Purchase Privilege (Class A Shares Only)" in
the SAI for more  information.  This information  regarding  breakpoints will be available free of charge at the Funds' website.

REDUCTION OF CLASS A AND CLASS D SALES CHARGES

Investors may be able to reduce or eliminate  front-end sales charges on Class A and Class D shares through one or more of these methods:

     o    A LARGER INVESTMENT.  The sales charge decreases as the amount of your investment increases.

     o    RIGHTS OF  ACCUMULATION.  To  qualify  for the  reduced  Class A sales charge that would apply to a larger  purchase  than you are  currently making (as shown in the table  above),  you and other  family  members living at the same  address can add the value of any Class A, Class D,
          Class B or Class C shares in all Aberdeen Funds that you currently own or are currently purchasing to the value of your Class A purchase.

     o    SHARE  REPURCHASE  PRIVILEGE.  If you  redeem  Fund  shares  from your account, you qualify for a one-time  reinvestment  privilege.  You may reinvest  some or all of the  proceeds  in  shares  of the same  class without paying an additional  sales charge within 30 days of redeeming shares on which you previously paid a sales charge. (Reinvestment does not affect the amount of any capital  gains tax due.  However,  if you realize a loss on your redemption and then reinvest all or some of the proceeds, all or a portion of that loss may not be tax deductible.)

     o    LETTER OF INTENT  DISCOUNT.  If you  declare in writing  that you or a group of family  members living at the same address intend to purchase at least  $50,000  in Class A shares  during a 13-month  period,  your sales  charge is based on the total  amount you intend to invest.  You are  permitted  to backdate  the letter in order to include  purchases made during the previous 90 days.  You can also combine your  purchase of Class A, Class B and Class C shares  with your  purchase of Class D shares to fulfill your Letter of Intent.  You are not legally required to complete the purchases indicated in your Letter of Intent. However, if you do not fulfill your Letter of Intent,  additional sales charges may be due and shares in your  account  would be  liquidated  to cover those sales charges.

WAIVER OF CLASS A AND CLASS D SALES CHARGES

Front-end  sales  charges  on Class A and  Class D  shares  are  waived  for the following purchasers:

     o    investors  purchasing  shares through an  unaffiliated  brokerage firm that has an agreement with the Fund or the Funds' distributor to waive sales charges (Class A shares only);

     o    directors,  officers,  full-time employees,  sales representatives and their  employees and investment  advisory  clients of a  broker-dealer that has a dealer/selling agreement with the Funds' distributor (Class
          A shares only);

     o    any investor who pays for shares with  proceeds  from sales of Class D shares of an  Aberdeen  Fund if the new Fund  does not  offer  Class D
          Shares and Class A Shares are purchased instead;

     o    retirement plans (Class A shares only);

     o    investment advisory clients of the Adviser's affiliates; and

     o    directors,  officers, full-time employees (and their spouses, children or immediate  relatives) of sponsor groups that may be affiliated with the Adviser from time to time.

The SAI lists other investors eligible for sales charge waivers.

PURCHASING CLASS A SHARES WITHOUT A SALES CHARGE

Purchases  of $1  million  or more of Class A  shares  have no  front-end  sales charge.  You can purchase $1 million or more in Class A shares in one or more of the funds offered by the Trust  (including the Funds in this  prospectus) at one time.  Or, you can utilize  the Rights of  Accumulation  Discount  and Letter of
Intent Discount as described above.  However, a contingent deferred sales charge
(CDSC) may apply  when you redeem  your  shares in  certain  circumstances  (see
Contingent Deferred Sales Charges on Certain Redemptions of Class A Shares).

A CDSC of up to 1.00%  applies  to  purchases  of $1  million or more of Class A
Shares if a "finders fee" is paid by the Funds'  distributor  or Adviser to your financial adviser or intermediary and you redeem your shares within 18 months of purchase. The CDSC covers the finders fee paid to the selling dealer.

The CDSC does not apply:

     o    if you are eligible to purchase  Class A shares without a sales charge for another reason; or

     o    no finders fee was paid; or

     o    to shares acquired through  reinvestment of dividends or capital gains distributions.

CONTINGENT DEFERRED SALES CHARGE ON CERTAIN REDEMPTIONS OF CLASS A SHARES

 -------------------------------------------------------------------------------
 AMOUNT OF                          $1 MILLION UP    $4 MILLION UP   $25 MILLION
 PURCHASE                           TO $4 MILLION   TO $25 MILLION       OR MORE
 -------------------------------------------------------------------------------
 If sold within                         18 months        18 months     18 months
 -------------------------------------------------------------------------------
 Amount of CDSC                             1.00%            0.50%         0.25%
 -------------------------------------------------------------------------------

Any CDSC is based on the original  purchase price or the current market value of the shares being  redeemed,  whichever is less.  If you redeem a portion of your shares,  shares that are not subject to a CDSC are redeemed  first,  followed by shares that you have owned the longest.  This minimizes the CDSC you pay. Please see "Waiver of Contingent  Deferred Sales  Charges-Class A, Class B, and Class C
Shares" for a list of situations where a CDSC is not charged.

The CDSC for Class A shares of the Fund(s) is described above; however, the CDSC for Class A shares of other Aberdeen Funds may be different and are described in their respective  prospectuses.  If you purchase more than one Aberdeen Fund and subsequently  redeem  those  shares,  the  amount  of the  CDSC is  based on the specific  combination of Aberdeen  Funds  purchased and is  proportional  to the amount you redeem from each Aberdeen Fund.

WAIVER OF CONTINGENT DEFERRED SALES CHARGES CLASS A, CLASS B AND CLASS C SHARES

The CDSC is waived on:

     o    the redemption of Class A, Class B or Class C shares purchased through reinvested dividends or distributions;

     o    Class B shares  which  are  qualifying  redemptions  of Class B shares under the Automatic Withdrawal Program;

     o    Class  A,  Class B or  Class C  shares  sold  following  the  death or disability of a shareholder, provided the redemption occurs within one year of the shareholder's death or disability;

     o    mandatory  withdrawals  of  Class A,  Class B or  Class C shares  from traditional  IRA  accounts  after  age 70 1/2 and for  other  required distributions from retirement accounts; and

     o    redemptions  of  Class C  shares  from  retirement  plans  offered  by retirement  plan  administrators  that maintain an agreement  with the
          Funds, the Funds' Adviser or the Funds' distributor.

If a CDSC is  charged  when you redeem  your Class B or Class C shares,  and you then reinvest the proceeds in Class B or Class C shares  within 30 days,  shares equal to the amount of the CDSC are re-deposited into your new account.

If you qualify for a waiver of a CDSC, you must notify  Customer  Service,  your financial  adviser or intermediary at the time of purchase and must also provide any required evidence showing that you qualify.  For more complete  information, see the SAI.

WAIVER OF CONTINGENT DEFERRED SALES CHARGES CLASS X AND CLASS Y SHARES.

The CDSD is waived on:

     o    the  redemption  of  Class  X or  Class  Y  shares  purchased  through reinvested dividends or distributions;

     o    Class X shares  which  are  qualifying  redemptions  of Class X shares under the Automatic Withdrawal Program;

     o    Class X or Class Y shares  redeemed  following the death or disability of a shareholder,  provided the  redemption  occurs within one year of the shareholder's death or disability;

     o    mandatory  withdrawals of Class X and Class Y shares from  traditional
          IRA  accounts  after age 70-1/2 and for other  required  distributions from retirement accounts; and

     o    redemptions  of  Class Y  shares  from  retirement  plans  offered  by retirement  plan  administrators  that maintain an agreement  with the
          Funds or the Funds' distributor.

If a CDSC is  charged  when you redeem  your Class X or Class Y shares,  and you then reinvest the proceeds in Class X or Class Y shares  within 30 days,  shares equal to the amount of the CDSC are re-deposited into your new account.

If you qualify for a waiver of a CDSC, you must notify  Customer  Service,  your financial  adviser or intermediary at the time of purchase and must also provide any required evidence showing that you qualify.  For more complete  information, see the SAI.

CLASS B SHARES

Class B shares may be  appropriate  if you do not want to pay a front-end  sales charge,  are investing less than $100,000 and anticipate holding your shares for longer than six years.

If you redeem  Class B shares  within six years of purchase  you must pay a CDSC
(if you are not entitled to a waiver). The amount of the CDSC decreases as shown in the following table:

 -------------------------------------------------------------------------------
                                                                        7 YEARS
 SALE WITHIN       1 YEAR  2 YEARS  3 YEARS  4 YEARS  5 YEARS  6 YEARS  OR MORE
 -------------------------------------------------------------------------------
 Sales charge          5%       4%       3%       3%       2%       1%       0%
 -------------------------------------------------------------------------------

The Funds'  distributor or Adviser may compensate  broker-dealers  and financial intermediaries for sales of Class B shares from its own resources at the rate of
4.00% of such sales.

CONVERSION OF CLASS B SHARES

After you hold your Class B shares for seven years, they  automatically  convert at no charge  into  Class A shares,  which  have  lower  Fund  expenses.  Shares purchased through the reinvestment of dividends and other distributions are also converted. Because the share price of Class A shares is usually higher than that of Class B shares, you may receive fewer Class A shares than the number of Class
B shares converted; however, the total dollar value will be the same.

CLASS C SHARES

Class C shares may be  appropriate  if you are  uncertain how long you will hold your shares.  If you redeem your Class C shares  within the first year after you purchase them you must pay a CDSC of 1%.

For both Class B and Class C shares,  the CDSC is based on the original purchase price or the current  market  value of the shares being  redeemed,  whichever is less.  If you redeem a portion of your shares,  shares that are not subject to a
CDSC are  redeemed  first,  followed by shares that you have owned the  longest.
This  minimizes the CDSC that you pay. See "Waiver of Contingent  Deferred Sales
Charges-Class  A, Class B, and Class C Shares" for a list of situations  where a
CDSC is not charged.

The Fund's  distributor or Adviser may compensate  broker-dealers  and financial intermediaries for sales of Class C shares from its own resources at the rate of
0.85% of sales of Class C shares of the Aberdeen Tax-Free Income Fund and at the rate of 1.00% of sales of Class C shares of the  remaining  Funds having Class C shares.

SHARE CLASSES AVAILABLE ONLY TO INSTITUTIONAL ACCOUNTS

The Funds offer  Institutional  Service Class,  Institutional  Class and Class R
shares. Only certain types of entities and selected  individuals are eligible to purchase shares of these classes.

If an institution or retirement plan has hired an  intermediary  and is eligible to invest in more than one class of shares,  the intermediary can help determine which share class is appropriate for that retirement plan or other institutional account.  Plan fiduciaries  should consider their  obligations  under ERISA when determining which class is appropriate for the retirement plan.

Other  fiduciaries  should also consider their  obligations  in determining  the appropriate share class for a customer including:

     o    the  level  of  distribution  and  administrative  services  the  plan requires;

     o    the total expenses of the share class; and

     o    the appropriate  level and type of fee to compensate the intermediary.
          An intermediary may receive different  compensation depending on which class is chosen.

CLASS R SHARES

Class R shares ARE AVAILABLE to retirement plans including:

     o    401(k) plans;

     o    457 plans;

     o    403(b) plans;

     o    profit sharing and money purchase pension plans;

     o    defined benefit plans;

     o    non-qualified deferred compensation plans; and

     o    other  retirement  accounts  in  which  the  retirement  plan  or  the retirement  plan's  financial  services firm has an agreement with the
          Fund, Funds' Adviser or the Funds' distributor to use Class R shares.

The  above-referenced  plans are generally small and mid-sized  retirement plans that have at least $1 million in assets and shares held through omnibus accounts
that  are  represented  by  an  intermediary  such  as  a  broker,   third-party
administrator, registered investment adviser or other plan service provider.

Class R shares ARE NOT AVAILABLE to:

     o    institutional non-retirement accounts;

     o    traditional and Roth IRAs;

     o    Coverdell Education Savings Accounts;

     o    SEPs and SAR-SEPs;

     o    SIMPLE IRAs;

     o    one-person Keogh plans;

     o    individual 403(b) plans; or

     o    529 Plan accounts.

INSTITUTIONAL SERVICE CLASS SHARES

Institutional  Service  Class  shares are  available  for  purchase  only by the following:

     o    retirement  plans  advised  by  financial  professionals  who  are not associated  with  brokers or dealers  primarily  engaged in the retail securities business and rollover  individual  retirement accounts from such plans;

     o    retirement  plans  for  which   third-party   administrators   provide
          recordkeeping  services  and are  compensated  by the  Funds for these services;

     o    a bank, trust company or similar financial  institution  investing for its own account or for trust  accounts  for which it has  authority to make  investment  decisions  as long  as the  accounts  are  part of a program that collects an administrative services fee;

     o    registered investment advisers investing on behalf of institutions and high  net-worth  individuals  where the adviser is  compensated by the
          Funds for providing services; or

     o    life insurance separate accounts using the investment to fund benefits for variable annuity  contracts issued to governmental  entities as an investment option for 457 or 401(k) plans.

INSTITUTIONAL CLASS SHARES

Institutional Class shares are available for purchase only by the following:

     o    funds of funds offered by affiliates of the Funds;

     o    retirement  plans  for  which no  third-party  administrator  receives compensation from the Funds;

     o    institutional  advisory  accounts of the Adviser's  affiliates,  those accounts  which have client  relationships  with an  affiliate  of the
          Adviser,  its affiliates and their corporate  sponsors,  subsidiaries;
          and related retirement plans;

     o    rollover  individual   retirement  accounts  from  such  institutional
          advisory accounts;

     o    a bank, trust company or similar financial  institution  investing for its own account or for trust  accounts  for which it has  authority to make  investment  decisions  as long as the accounts are not part of a program that requires payment of Rule 12b-1 or administrative  service fees to the financial institution;

     o    registered investment advisers investing on behalf of institutions and high net-worth  individuals where the advisers derive compensation for advisory services exclusively from clients; or

     o    high  net-worth  individuals  who invest  directly  without  using the
          services  of  a  broker,   investment   adviser  or  other   financial
          intermediary.

SALES CHARGES AND FEES

SALES CHARGES

Sales charges, if any, are paid to the Funds' distributor. These fees are either kept or paid to your financial adviser or other intermediary.

DISTRIBUTION AND SERVICES FEES

Each Fund has  adopted a  Distribution  Plan under Rule 12b-1 of the  Investment
Company Act of 1940,  which permits Class A, Class B, Class C and Class R shares of the Funds to compensate the Funds'  distributor or any other entity  approved
by  the  board  (collectively,   "payees")  for  expenses  associated  with  the
distribution-related  and/or  shareholder  services  provided by such  entities.
These fees are paid to the  Funds'  distributor  and are either  kept or paid to your financial  adviser or other  intermediary  for distribution and shareholder services.  Class D, Institutional  Class and Institutional  Service Class shares pay no 12b-1 fees.

These 12b-1 fees are in addition to  applicable  sales charges and are paid from the Funds'  assets on an ongoing  basis.  (The fees are  accrued  daily and paid monthly.) As a result,  12b-1 fees increase the cost of your investment and over time may cost more than other  types of sales  charges.  Under the  Distribution
Plan,  Class A, Class B,  Class C and Class R shares pay the Funds'  distributor annual amounts not exceeding the following:

------------------------ -------------------------------------------------------
CLASS                    AS A % OF DAILY NET ASSETS
------------------------ -------------------------------------------------------
Class A shares           0.25% (distribution or service fee)
------------------------ -------------------------------------------------------
Class B shares           1.00% (0.25% service fee)
------------------------ -------------------------------------------------------
Class C shares           1.00% (0.25% service fee)
------------------------ -------------------------------------------------------
Class R shares           0.50% (0.25% of which may be either a distribution or
                         service fee)
------------------------ -------------------------------------------------------
Class X shares           0.85% (0.10% service fee)
------------------------ -------------------------------------------------------
Class Y shares           0.85% (0.10% service fee)
------------------------ -------------------------------------------------------

ADMINISTRATIVE SERVICES FEES

Class A, Class D, Class R and  Institutional  Service  Class shares of the Funds are subject to fees pursuant to an  Administrative  Services Plan adopted by the
Board of Trustees  of the Trust.  (These fees are in addition to Rule 12b-1 fees for Class A and Class R shares as described  above.)  These fees are paid by the
Funds  to   broker-dealers  or  other  financial   intermediaries   who  provide
administrative  support  services to  beneficial  shareholders  on behalf of the
Funds. Under the Administrative Services Plan, a Fund may pay a broker-dealer or other  intermediary  a maximum annual fee of 0.25% for Class A, Class D, Class R and  Institutional  Service Class shares;  however,  many  intermediaries do not charge the maximum permitted fee or even a portion thereof.

Because  these  fees  are paid out of a  Fund's  Class A,  Class D,  Class R and
Institutional Service Class assets on an ongoing basis, these fees will increase the cost of your  investment in such share class over time and may cost you more than paying other types of fees.

REVENUE SHARING

The Adviser and/or its affiliates  (collectively,  "Aberdeen") may make payments for marketing,  promotional or related services provided by  broker-dealers  and other  financial  intermediaries  that sell shares of the Trust or which include them as investment options for their respective customers.

These  payments  are  often  referred  to as  "revenue  sharing  payments."  The existence  or level of such  payments  may be based  on  factors  that  include, without  limitation,  differing  levels  or types of  services  provided  by the broker-dealer or other financial  intermediary,  the expected level of assets or sales of shares,  the  placing of some or all of the Funds on a  recommended  or preferred list and/or access to an  intermediary's  personnel and other factors.
Revenue sharing payments are paid from the Aberdeen's own legitimate profits and other of its own  resources  (not from the Funds) and may be in  addition to any
Rule  12b-1  payments  that  are  paid to  broker-dealers  and  other  financial intermediaries.  The Board of Trustees of the Funds will monitor  these  revenue sharing  arrangements  as well as the payment of advisory fees paid by the Funds to ensure that the levels of such  advisory fees do not involve the indirect use of the Funds'  assets to pay for  marketing,  promotional  or related  services.
Because revenue sharing  payments are paid by Aberdeen,  and not from the Funds'
assets, the amount of any revenue sharing payments is determined by Aberdeen.

In addition to the revenue sharing payments described above,  Aberdeen may offer other  incentives  to sell  shares  of the Funds in the form of  sponsorship  of educational or other client  seminars  relating to current  products and issues,
assistance  in  training  or  educating  an  intermediary's  personnel,   and/or
entertainment or meals.  These payments may also include,  at the direction of a retirement plan's named fiduciary,  amounts to a retirement plan intermediary to offset  certain plan expenses or otherwise for the benefit of plan  participants and beneficiaries.

The recipients of such payments may include:

     o    the Funds' distributor and other affiliates of the Adviser;

     o    broker-dealers;

     o    financial institutions; and

     o    other  financial  intermediaries  through which investors may purchase shares of a Fund.

Payments may be based on current or past sales,  current or historical assets or a flat fee for specific services provided. In some circumstances,  such payments may create an incentive  for an  intermediary  or its  employees  or  associated persons to sell  shares of a Fund to you  instead of shares of funds  offered by competing fund families.

Contact your financial  intermediary  for details about revenue sharing payments it may receive.

Notwithstanding  the revenue sharing  payments  described above, the Adviser and all subadvisers to the Trust are prohibited from  considering a  broker-dealer's sale of any of the  Trust's  shares  in  selecting  such  broker-dealer  for the execution  of  Fund  portfolio  transactions,  except  as  may  be  specifically permitted by law.

Fund portfolio transactions nevertheless may be effected with broker-dealers who coincidentally  may have  assisted  customers  in the  purchase of Fund  shares, although  neither such  assistance nor the volume of shares sold of the Trust or any affiliated investment company is a qualifying or disqualifying factor in the
Adviser's  or a  subadviser's  selection  of such  broker-dealer  for  portfolio transaction execution.

CONTACTING ABERDEEN FUNDS

CUSTOMER  SERVICE  REPRESENTATIVES  are available 8 a.m. to 9 p.m. Eastern Time,
Monday through Friday at 866-667-9231.

BY REGULAR MAIL Aberdeen Funds, 3435 Stelzer Road, Columbus, Ohio 43219.

BY OVERNIGHT MAIL Aberdeen Funds, 3435 Stelzer Road, Columbus, Ohio 43219.

BY FAX 866-923-4269.

         FUND TRANSACTIONS--CLASS A, CLASS D, CLASS B, CLASS C SHARES,
                           CLASS X and CLASS Y SHARES

All  transaction  orders  must be  received  by the  Funds'  transfer  agent  in
Columbus,  Ohio or an authorized  intermediary  prior to the calculation of each
Fund's NAV to receive that day's NAV.

How to Buy Shares                                            How to Exchange* or Sell** Shares
----------------------------------------------------------------------------------------------------------------------
                                                             *Exchange privileges may be amended or discontinued
Be sure to specify the class of shares you wish to           upon 60 days written notice to shareholders.
purchase. Each Fund may reject any order to buy shares and   **A medallion signature guarantee may be required. See
may suspend the offering of shares at any time.              "Medallion Signature Guarantee" below.

Through an authorized intermediary. The Funds or the Funds'  Through an authorized intermediary. The Funds or the Funds'
distributor has relationships with certain brokers and       distributor financial has relationships with certain brokers other intermediaries who are authorized to accept purchase,  and other financial intermediaries who are authorized to
exchange and redemption orders for the Funds. Your           accept purchase, exchange and redemption orders for the Funds.
transaction is processed at the NAV next calculated after    Your transaction is processed at the NAV next calculated
the Funds' transfer agent or an authorized intermediary      after the Funds' transfer agent or an authorized intermediary
receives your order in proper form.                          receives your order in proper form.

------------------------------------------------------------ ---------------------------------------------------------

By mail. Complete an application and send with a check       By mail or fax. You may request an exchange or
made payable to: Aberdeen Funds. Payment must be made in     redemption by mailing or faxing a letter to Aberdeen
U.S. dollars and drawn on a U.S. bank. The Funds do not      Funds. The letter must include your account number(s)
accept cash, starter checks, third-party checks,             and the name(s) of the Fund(s) you wish to exchange
travelers' checks, credit card checks or money orders.       from and to. The letter must be signed by all account
                                                             owners. We reserve the right to request original
                                                             documents for any faxed requests.
------------------------------------------------------------ ---------------------------------------------------------

By telephone. You will have automatic telephone privileges   By telephone. You will have automatic telephone
unless you decline this option on your application. The      privileges unless you decline this option on your
Funds follow procedures to confirm that telephone            application. The Funds follow procedures to confirm
instructions are genuine and will not be liable for any      that telephone instructions are genuine and will not be
loss, injury, damage or expense that results from            liable for any loss, injury, damage or expense that
executing such instructions. The Funds may revoke            results from executing such instructions. The Funds may
telephone privileges at any time, without notice to          revoke telephone privileges at any time, without notice
shareholders.                                                to shareholders. For redemptions, shareholders who own
                                                             shares in an IRA account should call 866-667-9231.

                                                             Additional information for selling shares. A check made
                                                             payable to the shareholder(s) of record will be mailed
                                                             to the address of record. The Funds may record
                                                             telephone instructions to redeem shares, and may
                                                             request redemption instructions in writing, signed by
                                                             all shareholders on the account.
------------------------------------------------------------ ---------------------------------------------------------

On-line. Transactions may be made through the Aberdeen       On-line. Transactions may be made through the Aberdeen
Funds' website. However, the Funds may discontinue on-line   Funds' website. However, the Funds may discontinue
transactions of Fund shares at any time.                     on-line transactions of Fund shares at any time.
------------------------------------------------------------ ---------------------------------------------------------

By bank wire. You may have your bank transmit funds by       By bank wire. The Funds can wire the proceeds of your
federal funds wire to the Funds' custodian bank. (The        redemption directly to your account at a commercial
authorization will be in effect unless you give the Funds    bank. A voided check must be attached to your
written notice of its termination.)                          application. (The authorization will be in effect
                                                             unless you give the Funds written notice of its
o    if you choose this method to open a new account,        termination.)
     you must call our toll-free number before you wire
     your investment and arrange to fax your completed       o    your proceeds typically will be wired to your
     application.                                                 bank on the next business day after your order has
                                                                  been processed.
o    your bank may charge a fee to wire funds.
                                                             o    Aberdeen Funds deducts a $20 service fee from
o    the wire must be received by 4:00 p.m. in order              the redemption proceeds for this service.
     to receive the current day's NAV.
                                                             o    your financial institution may also charge a
                                                                  fee for receiving the wire.

                                                             o    funds sent outside the U.S. may be subject to
                                                                  higher fees.
                                                             Bank wire is not an option for exchanges.

------------------------------------------------------------ ---------------------------------------------------------
                                                             By Automated Clearing House (ACH). Your redemption
By Automated Clearing House (ACH). You can fund your         proceeds can be sent to your bank via ACH on the second
Aberdeen Funds' account with proceeds from your bank via     business day after your order has been processed. A
ACH on the second business day after your purchase order     voided check must be attached to your application.
has been processed. A voided check must be attached to       Money sent through ACH should reach your bank in two
your application. Money sent through ACH typically reaches   business days. There is no fee for this service. (The
Aberdeen Funds from your bank in two business days. There    authorization will be in effect unless you give the
is no fee for this service. (The authorization will be in    Funds written notice of its termination.)
effect unless you give the Funds written notice of its       ACH is not an option for exchanges.
termination.)
------------------------------------------------------------ ---------------------------------------------------------

Retirement plan participants should contact their            Retirement plan participants should contact their
retirement plan administrator regarding transactions.        retirement plan administrator regarding transactions.
Retirement plans or their administrators wishing to          Retirement plans or their administrators wishing to
conduct transactions should call our toll-free number.       conduct transactions should call our toll-free number.
Eligible entities or individuals wishing to conduct          Eligible entities or individuals wishing to conduct
transactions in Institutional Service Class or               transactions. Institutional Service Class or
Institutional Class shares should call our toll- free        Institutional Class shares should call our toll- free
number.                                                      number.
----------------------------------------------------------------------------------------------------------------------

BUYING SHARES

SHARE PRICE

The net asset value or "NAV" is the value of a single  share.  A separate NAV is calculated for each share class of a Fund. The NAV is:

     o    calculated  at the close of regular  trading  (usually 4 p.m.  Eastern
          Time) each day the New York Stock Exchange is open.

     o    generally  determined  by dividing  the total net market  value of the securities  and other assets owned by a Fund allocated to a particular class,  less the  liabilities  allocated  to that class,  by the total number of outstanding shares of that class.

The  purchase or  "offering"  price for Fund shares is the NAV (for a particular class) next  determined  after the order is received by a Fund's transfer agent, or an authorized intermediary, plus any applicable sales charge.

FAIR VALUE PRICING

The Board of Trustees of the Trust has adopted  Valuation  Procedures  governing the method by which individual portfolio securities held by the Funds are valued in order to determine  each Fund's NAV. The  Valuation  Procedures  provide that each Fund's assets are valued primarily on the basis of market quotations. Where such market quotations are either unavailable or are deemed by the Adviser to be unreliable,  a Pricing Committee,  consisting of employees of the Adviser, meets to  determine  a manual  "fair  valuation"  in  accordance  with  the  Valuation
Procedures.  In addition,  the Pricing  Committee  will "fair value"  securities whose value is  affected by a  "significant  event."  Pursuant to the  Valuation
Procedures,  any "fair  valuation"  decisions  are  subject to the review of the
Board of Trustees.

A  "significant  event"  is an event  that  materially  affects  the  value of a domestic or foreign security that occurs after the close of the principal market on which  such  security  trades but before  the  calculation  of a Fund's  NAV.
Significant events that could affect individual portfolio securities may include corporate  actions  such as  reorganizations,  mergers and  buy-outs,  corporate announcements  on  earnings,  significant  litigation,  regulatory  news such as government  approvals  and news  relating  to natural  disasters  affecting  the issuer's  operations.  Significant  events that could  affect a large  number of securities in a particular market may include  significant market  fluctuations,
market   disruptions  or  market   closings,   governmental   actions  or  other
developments,  or natural  disasters or armed conflicts that affect a country or region.

Due to the  time  differences  between  the  closings  of the  relevant  foreign securities  exchanges and the time that a Fund's NAV is  calculated,  a Fund may
fair  value  its  foreign   investments  more  frequently  than  it  does  other
securities.  When fair value prices are  utilized,  these prices will attempt to reflect the impact of the financial markets'  perceptions and trading activities on a Fund's  foreign  investments  since the last closing  prices of the foreign investments  were  calculated on their  primary  foreign  securities  markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the  foreign  securities  exchanges,  may  demonstrate  that market quotations  are  unreliable,  and may  trigger  fair value  pricing  for certain securities.  Consequently, fair value pricing of foreign securities may occur on a daily basis,  for instance,  using data  furnished by an  independent  pricing service that draws upon, among other  information,  the market values of foreign investments. Therefore, the fair values assigned to a Fund's foreign investments may not be the quoted or published  prices of the  investments  on their primary markets or exchanges.

By fair  valuing a security  whose price may have been  affected by  significant events or by news  after the last  market  pricing  of the  security,  each Fund attempts to  establish a price that it might  reasonably  expect to receive upon the current sale of that security.  These procedures are intended to help ensure that the prices at which a Fund's  shares are  purchased  and redeemed are fair, and do not  result  in  dilution  of  shareholder  interests  or  other  harm to shareholders.

IN-KIND PURCHASES

Each Fund may  accept  payment  for  shares in the form of  securities  that are permissible investments for the Fund.

The Funds do not  calculate  NAV on days  when the New York  Stock  Exchange  is closed.

     o    New Year's Day

     o    Martin Luther King, Jr. Day

     o    Presidents' Day

     o    Good Friday

     o    Memorial Day

     o    Independence Day

     o    Labor Day

     o    Thanksgiving Day

     o    Christmas Day

     o    Other days when the New York Stock Exchange is closed.

MINIMUM INVESTMENTS

CLASS A, CLASS D, CLASS B AND CLASS C SHARES
 To open an account                                        $    2,000 (per Fund)
 To open an IRA account                                    $    1,000 (per Fund)
 Additional investments                                    $      100 (per Fund)
 To start an Automatic
 Asset Accumulation Plan                                   $    1,000 (per Fund)
 Additional Investments
 (Automatic Asset Accumulation Plan)                       $                  50

CLASS R SHARES
 To open an account                                                   No Minimum
 Additional investments                                               No Minimum

 INSTITUTIONAL SERVICE CLASS SHARES
 To open an account                                        $   50,000 (per Fund)
 Additional investments                                               No Minimum

INSTITUTIONAL CLASS SHARES
 To open an account                                        $1,000,000 (per Fund)
 Additional investments                                               No Minimum

CLASS X AND CLASS Y SHARES
Additional investments                                                      $100
Additional Investments
(Automatic Asset Accumulation Plan)                                          $50

Minimum  investment  requirements  do not  apply to  certain  retirement  plans, fee-based  programs  or omnibus  accounts.  If you  purchase  shares  through an intermediary,  different  minimum  account  requirements  may  apply.  The Trust reserves the right to waive the investment minimums under certain circumstances.

CUSTOMER IDENTIFICATION INFORMATION

To help the  government  fight the  funding of  terrorism  and money  laundering activities,  federal law requires all financial  institutions to obtain,  verify and record information that identifies each person that opens a new account, and to determine  whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

As a result,  unless such information is collected by the broker-dealer or other financial  intermediary  pursuant  to an  agreement,  the Funds must  obtain the following information for each person that opens a new account:

     o    name;

     o    date of birth (for individuals);

     o    residential or business street address (although post office boxes are still permitted for mailing); and

     o    Social  Security  number,  taxpayer  identification  number,  or other identifying number.

You may also be asked for a copy of your  driver's  license,  passport  or other identifying  document in order to verify your identity.  In addition,  it may be necessary  to verify your  identity  by  cross-referencing  your  identification information  with a consumer  report or other  electronic  database.  Additional information  may be  required  to  open  accounts  for  corporations  and  other entities.  Federal law prohibits the Funds and other financial institutions from opening a new account  unless they receive the minimum  identifying  information listed above. After an account is opened, the Funds may restrict your ability to purchase additional shares until your identity is verified.  The Funds may close your account or take other appropriate  action if they are unable to verify your identity  within a reasonable  time.  If your account is closed for this reason, your shares will be  redeemed  at the NAV next  calculated  after the account is closed.

ACCOUNTS WITH LOW BALANCES

Maintaining  small  accounts  is costly  for the  Funds and may have a  negative effect on performance.  Shareholders are encouraged to keep their accounts above each Fund's minimum.

     o    If the  value of your  account  falls  below  $2,000  ($1,000  for IRA accounts),  you are generally  subject to a $5 quarterly  fee.  Shares from your account are redeemed each quarter to cover the fee, which is returned  to the Fund to offset  small  account  expenses.  Under some circumstances, each Fund may waive the quarterly fee.

     o    Each Fund reserves the right to redeem your remaining shares and close your  account  if a  redemption  of  shares  brings  the value of your account below $2,000  ($1,000 for IRA  accounts).  In such cases,  you will be  notified  and  given 60 days to  purchase  additional  shares before the account is closed.

EXCHANGING SHARES

You may  exchange  your Fund  shares  for  shares of any  Aberdeen  Fund that is currently accepting new investments as long as:

     o    both accounts have the same registration;

     o    your  first  purchase  in the new fund  meets its  minimum  investment requirement; and

     o    you purchase the same class of shares.  For example,  you may exchange between  Class A shares of any  Aberdeen  Fund,  but may not  exchange between Class A shares and Class B shares.

     o    you purchase the same class of shares.  For example,  you may exchange between  Class A shares of any  Aberdeen  Fund,  but may not  exchange between Class A shares and Class B shares.  Subject to the  conditions above,  Class X and Class Y shareholders may exchange their shares for
          Class B and  Class  C  shares,  respectively,  of any  Aberdeen  Fund.
          However,  if you exchange your Class X or Class Y shares, you will not be  permitted  to exchange  back into Class X or Class Y shares of the original  Fund. In addition,  you may not exchange  Class X or Class Y shares of a Fund into Class X or Class Y shares of any other Fund. The exchange  privileges  may be  amended  or  discontinued  upon  60 days written notice to shareholders.

The exchange  privileges  may be amended or  discontinued  upon 60 days' written notice to shareholders.

Generally,  there are no sales  charges for exchanges of Class D, Class B, Class
C, Class R, Institutional Class or Institutional Service Class shares. However,

     o    if you  exchange  from  Class A shares  of a Fund  with a lower  sales charge to a fund with a higher sales  charge,  you may have to pay the difference in the two sales charges.

     o    if you  exchange  Class A shares that are subject to a CDSC,  and then redeem those shares  within 18 months of the  original  purchase,  the
          CDSC applicable to the original purchase is charged.

For purposes of calculating a CDSC, the length of ownership is measured from the date of original purchase and is not affected by any permitted exchange.

AUTOMATIC WITHDRAWAL PROGRAM

You may elect to  automatically  redeem  Class A,  Class D,  Class B and Class C shares in a minimum  amount of $50.  Complete  the  appropriate  section  of the
Mutual Fund Application for New Accounts or contact your financial  intermediary or the Funds' transfer  agent.  Your account value must meet the minimum initial investment  amount at the time the  program is  established.  This  program  may reduce, and eventually deplete, your account.  Generally, it is not advisable to continue to purchase  Class A or Class C shares  subject to a sales charge while redeeming  shares using this program.  An automatic  withdrawal plan for Class C shares will be subject to any  applicable  CDSC. If you own Class B shares,  you will not be  charged a CDSC on  redemptions  if you  redeem  12% or less of your account value in a single year.  More  information  about the waiver of the CDSC for Class B shares is located in the SAI.

SELLING SHARES

You can sell, or in other words redeem, your Fund shares at any time, subject to the  restrictions  described  below.  The price you receive when you redeem your shares is the NAV (minus any  applicable  sales charges or redemption  fee) next determined  after the  Fund's  authorized  intermediary  or an agent of the Fund receives your properly completed redemption request. The value of the shares you redeem may be worth more or less than their original purchase price depending on the market value of the Fund's investments at the time of the redemption.

You may not be able to  redeem  your Fund  shares or the Funds may delay  paying your redemption proceeds if:

     o    the New York Stock  Exchange is closed (other than  customary  weekend and holiday closings);

     o    trading is restricted; or

     o    an emergency  exists (as  determined  by the  Securities  and Exchange
          Commission).

Generally,  the Fund will pay you for the shares  that you redeem  within  three days after your  redemption  request is  received.  Payment  for shares that you recently  purchased may be delayed up to 10 business days from the purchase date to  allow  time for your  payment  to  clear.  The  Fund  may  delay  forwarding redemption proceeds for up to seven days if the account holder:

     o    is engaged in excessive trading or

     o    if the  amount  of the  redemption  request  would  disrupt  efficient portfolio management or adversely affect the Fund.

If you choose to have your redemption  proceeds mailed to you and the redemption check is returned as  undeliverable  or is not presented for payment  within six months,  the Funds  reserve the right to reinvest the check  proceeds and future distributions  in shares of the particular Fund at the Fund's  then-current  NAV until you give the Funds different instructions.

Under extraordinary circumstances,  a Fund, in its sole discretion, may elect to honor  redemption  requests by  transferring  some of the securities held by the
Fund  directly  to an account  holder as a  redemption  in-kind.  For more about
Aberdeen Funds' ability to make a redemption-in-kind, see the SAI.

The Board of  Trustees  of the  Trust has  adopted  procedures  for  redemptions in-kind of affiliated  persons of a Fund.  Affiliated  persons of a Fund include shareholders who are affiliates of the Adviser and shareholders of a Fund owning
5% or more of the outstanding shares of that Fund. These procedures provide that
a  redemption   in-kind  shall  be  effected  at  approximately  the  affiliated shareholder's  proportionate  share of the Fund's  current net  assets,  and are designed so that such redemptions  will not favor the affiliated  shareholder to the detriment of any other shareholder.

MEDALLION SIGNATURE GUARANTEE

A medallion  signature guarantee is required for sales of shares of the Funds in any of the following instances:

     o    your account address has changed within the last 15 calendar days;

     o    the  redemption  check  is made  payable  to  anyone  other  than  the registered shareholder;

     o    the  proceeds  are mailed to any  address  other  than the  address of record; or

     o    the  redemption   proceeds  are  being  wired  to  a  bank  for  which
          instructions are currently not on your account.

A medallion signature guarantee is a certification by a bank,  brokerage firm or other  financial  institution  that a customer's  signature is valid.  Medallion signature guarantees can be provided by members of the STAMP program. We reserve the right to require a medallion  signature  guarantee  in other  circumstances, without notice.

EXCESSIVE OR SHORT-TERM TRADING

The Aberdeen  Funds seek to discourage  short-term or excessive  trading  (often described as "market  timing").  Excessive  trading (either  frequent  exchanges between Aberdeen Funds or sales and repurchases of Aberdeen Funds within a short time period) may:

     o    disrupt portfolio management strategies;

     o    increase brokerage and other transaction costs; and

     o    negatively affect fund performance.

Each Fund may be more or less  affected by  short-term  trading in Fund  shares, depending on various  factors such as the size of the Fund, the amount of assets the Fund  typically  maintains in cash or cash  equivalents,  the dollar amount, number and  frequency  of trades in Fund  shares and other  factors.  Funds that invest in foreign  securities  may be at  greater  risk for  excessive  trading.
Investors  may attempt to take  advantage  of  anticipated  price  movements  in securities  held by the  Funds  based on events  occurring  after the close of a foreign  market  that may not be  reflected  in a  Fund's  NAV  (referred  to as
"arbitrage  market  timing").  Arbitrage  market timing may also be attempted in funds that hold  significant  investments  in small-cap  securities,  high-yield
(junk) bonds and other types of investments  that may not be frequently  traded.
There  is  the  possibility   that  arbitrage   market  timing,   under  certain
circumstances,  may dilute the value of Fund  shares if  redeeming  shareholders receive proceeds (and buying shareholders  receive shares) based on NAVs that do not reflect appropriate fair value prices.

The Board of Trustees of the Trust has adopted  and  implemented  the  following policies and procedures to detect,  discourage and prevent excessive  short-term trading in the Funds:

MONITORING OF TRADING ACTIVITY

The Funds, through the Adviser; its subadvisers and its agents, monitor selected trades  and  flows of  money in and out of the  Funds  in an  effort  to  detect excessive  short-term  trading  activities.  If a  shareholder  is found to have engaged in excessive short-term trading, the Funds may, in their discretion, ask the  shareholder  to stop such  activities  or refuse to  process  purchases  or exchanges in the shareholder's account.

RESTRICTIONS ON TRANSACTIONS

Whenever a Fund is able to identify short-term trades or traders,  such Fund has broad authority to take  discretionary  action against market timers and against particular trades and uniformly will apply the short-term  trading  restrictions to all such trades that the Fund identifies. They also have sole discretion to:

     o    restrict  purchases  or exchanges  that they or their  agents  believe constitute excessive trading and
>
     o    reject  transactions  that violate a Fund's excessive trading policies or its exchange limits.

Each Fund has also implemented  redemption and exchange fees to certain accounts to discourage excessive trading and to help offset the expense of such trading.

In general:

     o    an exchange equaling 1% or more of a Fund's NAV may be rejected and

     o    redemption  and exchange fees are imposed on certain  Aberdeen  Funds.
          These  Aberdeen Funds may assess either a redemption fee if you redeem your Fund shares or an exchange fee if you  exchange  your Fund shares into another  Aberdeen Fund. The short-term  trading fees are deducted from the proceeds of the redemption of the affected Fund shares.

FAIR VALUATION

The Funds have fair value  pricing  procedures  in place as  described  above in
Section 4, Investing with Aberdeen Funds: Buying  Shares--Share  Price.  Despite its best efforts,  Aberdeen  Funds may be unable to identify or deter  excessive trades  conducted  through  certain  intermediaries  or  omnibus  accounts  that transmit aggregate  purchase,  exchange and redemption orders on behalf of their customers. In short, Aberdeen Funds may not be able to prevent all market timing and its potential negative impact.

EXCHANGE AND REDEMPTION FEES

In order to discourage excessive trading, the Aberdeen Funds impose exchange and redemption  fees on shares held in certain  types of accounts.  If you redeem or exchange your shares in such an account within a designated  holding period, the redemption  fee is paid  directly  to the fund from  which the  shares are being redeemed  and is designed to offset  brokerage  commissions,  market  impact and other costs associated with short-term  trading of fund shares.  For purposes of determining whether a redemption fee applies to an affected account, shares that were held the longest are redeemed  first.  If you  exchange  assets into a fund with a redemption/exchange fee, a new period begins at the time of the exchange.

Redemption and exchange fees do not apply to:

     o    shares  redeemed or exchanged  under  regularly  scheduled  withdrawal plans;

     o    shares purchased through reinvested dividends or capital gains;

     o    shares  redeemed  following the death or disability of a  shareholder.
          The disability, determination of disability, and subsequent redemption must have occurred during the period the fee applied;

     o    shares  redeemed  in  connection  with  mandatory   withdrawals   from
          traditional  IRAs  after age 70 1/2 and other  required  distributions from retirement accounts;

     o    shares  redeemed  or  exchanged  from  retirement  accounts  within 30 calendar days of an automatic payroll deduction; or

     o    shares redeemed or exchanged by any "fund of funds" that is affiliated with a Fund.

With respect to shares  redeemed or exchanged  following the death or disability of a shareholder,  mandatory  retirement plan distributions or redemption within
30 calendar days of an automatic  payroll  deduction,  you must inform  Customer
Service or your intermediary that the fee does not apply. You may be required to show evidence that you qualify for the  exception.  Redemption and exchange fees will be  assessed  unless or until the Funds are  notified  that an  account  is exempt.

Only certain  intermediaries  have agreed to collect the exchange and redemption fees from their customer accounts. In addition, the fees do not apply to certain types of accounts held through intermediaries, including certain:

     o    broker wrap fee and other fee-based programs;

     o    qualified retirement plan accounts;

     o    omnibus  accounts  where there is no  capability to impose an exchange fee on underlying customers' accounts; and

     o    intermediaries that do not or cannot report sufficient  information to impose an exchange fee on their customer accounts.

To the  extent  that  exchange  and  redemption  fees  cannot  be  collected  on particular  transactions  and  excessive  trading  occurs,  the  remaining  Fund shareholders bear the expense of such frequent trading.

The following  Aberdeen Funds may assess the fee listed below on the total value of shares that are redeemed or exchanged  out of one of these funds into another
Aberdeen  Fund if you have held the shares of the fund for less than the minimum holding period listed below:

 -------------------------------------------------------------------------------
                                                                        MINIMUM
                                                     EXCHANGE/    HOLDING PERIOD
 FUND                                           REDEMPTION FEE   (CALENDAR DAYS)
 -------------------------------------------------------------------------------
 Aberdeen China Opportunities Fund                     2.00%                90
 -------------------------------------------------------------------------------
 Aberdeen Developing Markets Fund                      2.00%                90
 -------------------------------------------------------------------------------
 Aberdeen Global Financial
    Services Fund                                      2.00%                90
 -------------------------------------------------------------------------------
 Aberdeen Health
    Sciences Fund                                      2.00%                90
 -------------------------------------------------------------------------------
 Aberdeen Natural
    Resources Fund                                     2.00%                90
 -------------------------------------------------------------------------------
 Aberdeen Technology and
    Communications Fund                                2.00%                90
 -------------------------------------------------------------------------------
 Aberdeen Global Utilities Fund                        2.00%                90
 -------------------------------------------------------------------------------
 Aberdeen Hedged Core Equity Fund                      2.00%                90
 -------------------------------------------------------------------------------
 Aberdeen International Equity Fund                    2.00%                90
 -------------------------------------------------------------------------------
 Aberdeen Market Neutral Fund                          2.00%                90
 -------------------------------------------------------------------------------
 Aberdeen Select Mid Cap Growth Fund                   2.00%                90
 -------------------------------------------------------------------------------
 Aberdeen Small Cap Fund                               2.00%                90
 -------------------------------------------------------------------------------
 Aberdeen Small Cap Opportunities Fund                 2.00%                90
 -------------------------------------------------------------------------------
 Aberdeen Small Cap Growth Fund                        2.00%                90
 -------------------------------------------------------------------------------
 Aberdeen Select Small Cap Fund                        2.00%                90
 -------------------------------------------------------------------------------
 Aberdeen Small Cap Value Fund                         2.00%                90
 -------------------------------------------------------------------------------
 Aberdeen Equity Long-Short Fund                       2.00%                90
 -------------------------------------------------------------------------------
 Aberdeen Select Worldwide Fund                        2.00%                90
 -------------------------------------------------------------------------------
 Aberdeen Select Equity Fund                           2.00%                30
 -------------------------------------------------------------------------------
 Aberdeen Select Growth Fund                           2.00%                30
 -------------------------------------------------------------------------------
 Aberdeen Tax-Free Income Fund                         2.00%                 7
 -------------------------------------------------------------------------------

SECTION 5 DISTRIBUTIONS AND TAXES

The  following  information  is provided to help you  understand  the income and capital  gains you can earn while you own Fund  shares,  as well as the  federal income  taxes you may have to pay.  The amount of any  distributions  varies and there is no guarantee a Fund will pay either income  dividends or a capital gain distribution.  For tax advice about your  personal tax  situation,  please speak with your tax adviser.

INCOME AND CAPITAL GAINS DISTRIBUTIONS

Each Fund expects to declare and distribute its net investment  income,  if any,
to  shareholders  as  dividends  quarterly.   Capital  gains,  if  any,  may  be
distributed at least annually.  All income and capital gains  distributions  are automatically  reinvested in shares of the  applicable  Fund.  You may request a payment in cash in writing if the distribution is in excess of $5.

If you choose to have dividends or capital gains distributions,  or both, mailed to you and  the  distribution  check  is  returned  as  undeliverable  or is not presented  for  payment  within  six  months,  the Trust  reserves  the right to reinvest the check proceeds and future distributions in shares of the particular
Fund  at the  Fund's  then-current  NAV  until  you  give  the  Trust  different instructions.

If you are a taxable  investor,  dividends and capital gains  distributions  you receive from a Fund,  whether you reinvest your distributions in additional Fund shares or receive them in cash,  are subject to federal  income tax, state taxes or local taxes:

     o    distributions  are taxable to you at either ordinary income or capital gains tax rates;

     o    distributions  of short-term  capital  gains are federally  taxable at applicable ordinary income tax rates;

     o    distributions  of  long-term  capital  gains  are  taxable  to  you as long-term  capital  gains no matter  how long you have owned your Fund shares;

     o    for  individuals,  a  portion  of the  income  dividends  paid  may be qualified  dividend  income  eligible for long-term  capital gains tax rates, provided that certain holding period requirements are met;

     o    for  corporate  shareholders,  a portion  of income  dividends  may be eligible for the  corporate  dividend-received  deduction,  subject to certain limitations; and

     o    distributions  declared in December to  shareholders of record in such month,  but paid in  January,  are  taxable  as if they  were  paid in
          December.

The amount and type of income  dividends and the tax status of any capital gains distributed to you are reported on Form 1099-DIV,  which we send to you annually during tax season (unless you hold your shares in a qualified  tax-deferred plan or account or are otherwise not subject to federal income tax). Mutual funds may reclassify income after your tax reporting  statement is mailed to you. This can result from the rules in the  Internal  Revenue  Code that  effectively  prevent mutual funds, such as the Funds,  from ascertaining with certainty,  until after the  calendar  year end,  and in some cases a Fund's  fiscal year end, the final amount and character of  distributions  the Fund has received on its investments during the prior calendar year. Prior to issuing your statement, each Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to shareholders.  However, when necessary, the Fund will send you a corrected Form 1099 to reflect reclassified information.

Distributions  from the Funds (both  taxable  dividends  and capital  gains) are normally  taxable to you when made,  regardless  of whether you  reinvest  these distributions  or  receive  them in cash  (unless  you  hold  your  shares  in a qualified  tax-deferred  plan or account or are otherwise not subject to federal income tax).

If you invest in a Fund  shortly  before it makes a capital  gain  distribution, some  of  your  investment  may be  returned  to you in the  form  of a  taxable distribution. This is commonly known as "buying a dividend."

SELLING AND EXCHANGING SHARES

Selling  your  shares may result in a realized  capital  gain or loss,  which is subject to federal  income tax. For tax purposes,  an exchange from one Aberdeen
Fund to another is the same as a sale. For  individuals,  any long-term  capital gains you realize  from  selling  Fund shares are taxed at a maximum rate of 15%
(or 5% for  individuals  in the 10% and 15% federal  income tax rate  brackets).
Short-term  capital gains are taxed as ordinary income.  You or your tax adviser should track your purchases, tax basis, sales and any resulting gain or loss. If you redeem Fund shares for a loss,  you may be able to use this  capital loss to offset any other capital gains you have.

OTHER TAX JURISDICTIONS

Distributions  may be subject to state and local  taxes,  even if not subject to federal  income taxes.  State and local tax laws vary;  please  consult your tax adviser.  Non-U.S.  investors may be subject to U.S.  withholding or estate tax, and are subject to special U.S. tax certification requirements.

TAX STATUS FOR RETIREMENT PLANS AND OTHER TAX-DEFERRED ACCOUNTS

When you invest in a Fund through a qualified employee benefit plan,  retirement plan or some other tax-deferred account, dividend and capital gain distributions generally are not subject to current  federal  income taxes.  In general,  these entities are  governed by complex tax rules.  You should ask your tax adviser or plan  administrator  for more  information  about your tax situation,  including possible state or local taxes.

BACKUP WITHHOLDING

You  may  be  subject  to  backup  withholding  on a  portion  of  your  taxable distributions  and  redemption  proceeds  unless you provide your correct Social
Security or taxpayer  identification  number and certify that (1) this number is correct,  (2) you are not subject to backup withholding,  and (3) you are a U.S.
person (including a U.S. resident alien). You may also be subject to withholding if the  Internal  Revenue  Service  instructs  us to  withhold a portion of your distributions and proceeds.  When withholding is required,  the amount is 28% of any distributions or proceeds paid.

THIS  DISCUSSION OF  "DISTRIBUTIONS  AND TAXES" IS NOT INTENDED OR WRITTEN TO BE
USED AS TAX ADVICE.  BECAUSE  EVERYONE'S  TAX  SITUATION  IS UNIQUE,  YOU SHOULD
CONSULT  YOUR TAX  PROFESSIONAL  ABOUT  FEDERAL,  STATE,  LOCAL OR  FOREIGN  TAX
CONSEQUENCES BEFORE MAKING AN INVESTMENT IN THE FUNDS

SECTION 6 FINANCIAL HIGHLIGHTS

Because each Fund is new, there are no financial  highlights to report as of the date of this Prospectus.

APPENDIX - DESCRIPTION OF UNDERLYING INVESTMENTS FOR OPTIMAL ALLOCATIONS SERIES

Following is a description of the Underlying  Funds that are currently  eligible for each asset class. The mix of Underlying Funds held by an individual  Optimal
Allocations Series depends on its target allocation and the portfolio  manager's assessment of current  economic and market  conditions.  The  following  list of eligible  Underlying  Funds is subject to change at any time and without notice.
Prospectuses   for  the  Underlying   Funds  should  be  referred  to  for  more
information.

U.S. STOCKS - LARGE CAP STOCKS

NATIONWIDE  GROWTH  FUND  seeks  long-term  capital   appreciation  and  invests
primarily in common stocks of large-cap  companies.  When selecting  securities, the  Fund's  portfolio  managers  consider,  among  other  things,  a  company's financial  strength,  competitive  position in its  industry,  projected  future earnings,  cash flow and  dividends.  The portfolio  managers look for companies whose earnings are expected to consistently  grow faster than other companies in the market.

NATIONWIDE  LARGE CAP VALUE FUND seeks to maximize  total return,  consisting of both capital  appreciation and current income. Under normal  circumstances,  the
Fund  typically  invests  at least 80% of the value of its net  assets in equity securities issued by large-cap companies,  utilizing a value style of investing.
In pursuing the Fund's objective,  the portfolio  managers compare securities of larger  companies  to  others  similarly  situated,  using  some  or  all of the
following  factors,   which  the  portfolio  managers  believe  have  predictive
performance   characteristics:    earnings   momentum;   price   momentum;   and
price-to-economic value. The portfolio managers further seek to minimize risk by investing in companies that possess  characteristics similar to the companies in the Fund's  benchmark,  the Russell  1000(R)  Value  Index,  which  measures the performance of those Russell 1000 companies with lower price-to-book  ratios and lower forecasted growth values.

NATIONWIDE  FUND seeks total return  through a flexible  combination  of capital appreciation  and current income.  The Fund invests  primarily in common stocks.
When selecting securities, the Fund's portfolio managers consider companies that demonstrate  above-average  revenue and  earnings  growth,  consistent  earnings growth and attractive value.

ABERDEEN  SELECT  EQUITY  FUND seeks a high  total  return  from a  concentrated portfolio of U.S. securities, primarily common stocks and convertible securities of large companies.  Under normal  circumstances,  the Fund typically invests at least 80% of the value of its net assets in stocks of "U.S. Leaders." The Fund's portfolio  manager defines a U.S.  Leader as a company with a strong  franchise, capable of taking advantage of its positioning in the marketplace. Because these companies  have a reputation for quality  management  and superior  products and services,  Fund  management  expects these companies to become dominant in their industries.  The portfolio  manager seeks  companies that generally  demonstrate above average revenue growth, above average earnings growth, consistent earnings growth and attractive  value.  The Fund typically holds a core group of 25 to 35 common stocks of large-cap and mid-cap companies.

ABERDEEN   SELECT   GROWTH  FUND  seeks   long-term   growth  and  under  normal
circumstances  invests  at least 80% of the value of its net assets in stocks of
"U.S.  Growth  Leaders." The Fund's  portfolio  managers  define a "U.S.  Growth
Leader" as a U.S.  company with a strong and  improving  franchise  that is well positioned to take advantage of growth  opportunities.  Because these  companies have high growth potential and a reputation for quality  management and superior products  and  services,  the managers  expect them to become  dominant in their industries.  The managers look for companies whose earnings are expected to grow faster than other companies in the market. The Fund typically holds a core group of 25 to 35 stocks of companies of any size whose  earnings are expected to grow faster than those of other companies in the market.  The Fund may hold a limited number of  additional  common  stocks at times  when the  portfolio  manager  is accumulating  new  positions,  selling  positions or responding  to  exceptional market conditions.  The Fund invests 25% or more of its total assets in software and technology-related companies.

U.S. STOCKS - SMALL/MID-CAP STOCKS

NATIONWIDE MID CAP GROWTH FUND seeks long-term  capital  appreciation and, under normal  circumstances,  invests  at least 80% of the value of its net  assets in stocks of mid-cap  companies.  The Fund  focuses  on  reasonably  priced  growth companies.  In  selecting  stocks,  the  Fund's  portfolio  managers  review the earnings  growth of all  publicly-traded  mid-cap  companies over the past three years and selects investments based on characteristics  including above-average, consistent  earnings  growth and superior  forecasted  growth versus the market;
financial  strength and stability;  balance sheet strength;  strong  competitive advantage within the securities industry; positive investor sentiment;  relative market value and management team strength.

ABERDEEN SELECT MID CAP GROWTH FUND seeks long-term  capital  appreciation,  and under normal  circumstances  invests at least 80% of the value of its net assets in equity  securities  issued by mid-cap  companies  that the Fund's  management believes  are,  or have  the  potential  to be,  Mid Cap  Growth  Leaders.  Fund management tries to choose such investments that will increase in value over the long term.  Under normal  circumstances,  the Fund holds  between 25 and 40 such securities. From time-to-time, the Fund may invest a portion of its portfolio in
companies    experiencing   "special   situations",    such   as   acquisitions,
consolidations,  mergers,  reorganizations or other unusual developments, if the portfolio  manager  believes  equity  securities  issued by those companies will increase in value.

ABERDEEN SMALL CAP FUND seeks long-term  capital  appreciation and, under normal circumstances,  invests at least 80% of the value of its net assets in stocks of small-cap companies. The Fund's portfolio management considers many factors when selecting securities,  including measures of earnings momentum,  relative value, management's  decisions and price trends.  The Fund may also invest in stocks of larger  U.S.  companies  and in  foreign  securities.  The Fund may also  invest without  limit in initial  public  offerings  ("IPOs") of  small-cap  companies, although such IPOs may not be available for investment by the Fund or the impact of such IPOs would be uncertain.

ABERDEEN SELECT SMALL CAP FUND seeks long-term  capital  appreciation and, under normal  circumstances,  invests  80% of the  value of its net  assets  in equity securities  of issuers  considered  to be small-cap  companies as of the time of investment.  The Fund is managed using a multi-team approach. One team employs a small-cap  growth  style  while the other  uses a  small-cap  value  style.  The
Aberdeen Small Cap Growth Team invests in securities of  undiscovered,  emerging growth small-cap  companies in an attempt to provide  investors with potentially higher  returns  than funds that invest  primarily in larger,  more  established companies.  The Aberdeen  Small Cap Value Team looks at factors such as earnings momentum and relative value,  management  action and price trends when selecting securities.  The Fund may invest  without limit in IPOs of small-cap  companies, although such IPOs may not be available for investment by the Fund or the impact of such IPOs would be uncertain.

NATIONWIDE VALUE OPPORTUNITIES FUND seeks long-term capital appreciation through investment in common stocks or their  equivalents.  Under normal  circumstances, the Fund invests primarily in equity  securities  issued by small-cap  companies that the  Fund's  portfolio  manager  considers  to be  "value"  companies.  The
portfolio   managers   believe  these  companies  have  strong  earnings  growth
potential,  which has not been fully valued by the market. The Fund also invests in companies that are not well recognized,  in "special  situations"  (companies involved in acquisitions, consolidations, mergers or other unusual developments)
and turnaround situations (companies that have experienced  significant business problems but, in the portfolio  manager's  view,  have  favorable  prospects for recovery).  The Fund may also  invest a  portion  of its  portfolio  in  mid-cap companies and in real estate  investment trusts (REITs) based in either the U.S.
or in other countries.

INTERNATIONAL STOCKS

ABERDEEN  INTERNATIONAL  EQUITY FUND seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions,  including developing  countries.  Under normal circumstances the Fund  invests at least 80% of its asset in  securities  issued by  companies that are located in, or derive a significant  portion of their  earnings from, a number of  countries  outside  the U.S.  The Fund's  portfolio  managers  select companies the managers  believe have earnings  growth  potential that the market has  underestimated.  The Fund's equity  investments  may include common stocks, equity interests in foreign investment funds or trusts and depositary  receipts.
The Fund may use  derivatives,  primarily  futures and  options,  for  efficient portfolio management.

ABERDEEN SELECT WORLDWIDE FUND seeks long-term  capital growth and, under normal circumstances,  invests  at least 80% of the  value of its net  assets in equity securities of companies located throughout the world, including the U.S. Some of these are  multinational  companies,  while  others are located and have primary economic ties in one country.  Ordinarily, the Fund invests in companies from at least three different countries.  The Fund's portfolio managers choose companies they consider to be "Worldwide  Leaders",  defined as a company located anywhere in  the  world  that  appears  well  positioned  to  take  advantage  of  growth opportunities in the company's industry. The portfolio managers select companies that they believe offer long-term,  strategic growth opportunities and companies
believed  to  offer   short-term   tactical   opportunities   based  on  current
circumstances.  The  Fund  is  non-diversified,  which  means  it may  invest  a significant  portion of it's assets in securities of a single or small number of companies.  The Fund  typically  invests in securities  issued by  approximately
30-40  companies.  The Fund may also invest in derivatives,  such as futures and options for efficient portfolio management.

BONDS

NATIONWIDE  BOND FUND seeks as high a level of current  income as is  consistent with  preserving  capital.  The Fund  normally  invests  80% of the value of its assets primarily in fixed-income securities that are investment-grade, including corporate bonds, U.S. government securities,  U.S. government agency securities.
The Fund also invests in foreign  government and corporate bonds  denominated in
U.S. dollars and in mortgage-backed  and asset-backed  securities.  The Fund may also  invest  in  commercial  paper  rated  in  one of the  two  highest  rating categories by a rating agency.  Although the Fund focuses on  "investment-grade"
taxable debt securities,  the Fund may invest a portion of the portfolio in debt securities  rated  below  investment  grade,  also  known  as "junk  bonds."  In selecting securities, the Fund's portfolio managers look for value and typically maintain an average portfolio duration of three to seven years.

NATIONWIDE  GOVERNMENT  BOND FUND seeks as high a level of current  income as is consistent with preserving capital. Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. government securities and U.S. government agency securities.  To select  investments that fit the Fund's  objectives,  the portfolio  manager relies primarily on interest rate  expectations,  yield-curve analysis (determining whether a short-, intermediate-,  or long-term duration is appropriate  based on interest  rates)  economic  forecasting  and market sector analysis.  The portfolio manager generally maintains an average  dollar-weighted maturity of five to nine years and an average portfolio  duration of four to six years.

AFFILIATED  AND  UNAFFILIATED  BOND  FUNDS  The Fund may  invest  in one or more affiliated or unaffiliated  mutual funds or  exchange-traded  funds that,  under normal  circumstances,  invest at least 80% of their net assets in  fixed-income securities  that  are  investment-grade,  including  but  not  limited  to  U.S.
corporate bonds, U.S. government securities,  U.S. government agency securities,
U.S.  dollar-denominated  foreign  corporate  bonds  or U.S.  dollar-denominated
foreign  government  bonds.  These  funds  also  may  purchase   mortgage-backed
securities  and  asset-backed   securities,   and  may  invest  in  fixed-income
securities that pay interest on either a fixed-rate or variable-rate basis. Each of these  funds  also may enter  into  certain  derivatives  contracts,  such as futures or options,  solely for the purpose of  adjusting  the fund's  portfolio duration in order to minimize fluctuation of the fund's share value.

SHORT-TERM INVESTMENTS

NATIONWIDE  ENHANCED INCOME FUND seeks to provide a high level of current income while  preserving  capital and  minimizing  fluctuations  in share value.  Under normal market  conditions,  the Fund invests  primarily in high-grade  corporate bonds, U.S.  government  securities and U.S.  government agency securities.  The
Fund may also purchase  mortgage-backed  and  asset-backed  securities,  and may invest in fixed income  securities  that pay interest on either a fixed-rate  or variable-rate  basis. The Fund is managed so that its duration will be between 6 months and one year and will not exceed two years.  The Fund may also enter into derivatives contracts,  including futures or options,  solely for the purpose of adjusting  the fund's  duration in order to minimize  fluctuation  of the Fund's share value.

NATIONWIDE  SHORT  DURATION  BOND FUND  seeks to provide a high level of current income while  preserving  capital and  minimizing  fluctuations  in share value.
Under  normal  circumstances,  the Fund  invests  primarily  in U.S.  government securities,  U.S.  government  agency  securities  and corporate  bonds that are investment  grade.  The Fund also may purchase  mortgage-backed  securities  and asset-backed  securities,  and may invest in fixed  income  securities  that pay interest on either a fixed-rate or  variable-rate  basis. The Fund is managed so that its duration  generally will not exceed three years, and the Fund may enter into certain derivatives contracts,  such as futures or options,  solely for the purpose of adjusting the Fund's duration in order to minimize fluctuation of the
Fund's share value.

AFFILIATED OR UNAFFILIATED  MONEY MARKET FUNDS. The Optimal  Allocations  Series
may invest in one or more  affiliated or unaffiliated  mutual funds that,  under normal  circumstances,  seek as high a level of current  income as is consistent with preserving  capital and maintaining  liquidity.  These funds will invest in high-quality  money market  obligations  maturing in 397 days or less. All money market  obligations  must be denominated in U.S.  dollars and be rated in one of the  two  highest  short-term  ratings  categories  by a  nationally  recognized statistical rating organization or, if unrated, be of comparable quality.  These funds may invest in floating- and  variable-rate  obligations and may enter into repurchase  agreements.  These  funds will  maintain a  dollar-weighted  average maturity of 90 days or less.

SPECIALTY ASSETS

ABERDEEN  DEVELOPING  MARKETS FUND seeks  long-term  capital growth by investing primarily  in  equity  securities  of  companies  located  in  "emerging  market countries."  Under  normal  circumstances,  the Fund invests at least 80% of its assets in equity securities of companies that are located in emerging markets or developing  countries or that derive a significant  portion of their earnings or revenues from emerging market  countries.  The Fund's portfolio  managers select companies they believe have the potential to deliver unexpected earnings growth.
The Fund's  securities  holdings may include  common stocks,  preferred  stocks, equity interests in foreign  investment funds or trusts,  derivative  securities and depositary receipts.

ABERDEEN GLOBAL FINANCIAL SERVICES FUND seeks long-term capital growth and under normal  circumstances,  invests  at least 80% of the value of its net  assets in equity  securities of U.S. and foreign  companies of any size that have business operations in or related to financial  services.  The Fund's  managers  consider companies  with at least 50% of their assets,  revenues or net income related to the financial services sector. The Fund is non-diversified  and concentrates 25%
or more of its assets in at least one of the following  industry  groups:  banks and savings and loan  institutions  and their  holding  companies,  consumer and industrial finance companies,  investment banks,  insurance brokers,  securities
brokers  and  investment  advisers,  real  estate-related   companies,   leasing
companies and insurance companies.  The Fund's holdings of equity securities may
include  common  stocks,   equity  interests  in  investment  funds  or  trusts,
convertible  securities,  warrants,  real estate  investment  trusts (REITs) and depositary receipts.

ABERDEEN HEALTH SCIENCES FUND seeks long-term  capital  appreciation  and, under normal  circumstances,  invests  at least 80% of the value of its net  assets in equity securities issued by U.S. and foreign companies  (including those located in  emerging  markets  countries)  of any size with  business  operations  in or related to health sciences.  The Fund's portfolio  managers  consider  companies that  derive at least 50% of their  assets,  revenues  or net income from health sciences. The Fund is non-diversified and concentrates 25% or more of its assets in at least one of the following industry groups: health care,  pharmaceuticals, biotechnology,  medical  supplies,  medical  services and medical  devices.  The
Fund's  holdings of equity  securities may include  common  stocks,  convertible securities and depositary receipts.

ABERDEEN NATURAL RESOURCES FUND seeks long-term capital growth and, under normal circumstances, invests at least 80% of its the value of its net assets in equity securities  issued by U.S. and foreign  companies  (including  those  located in emerging markets  countries) of any size with business  operations in or related to activities in natural  resources  industries.  The Fund's portfolio  managers generally consider companies that derive at least 50% of their assets,  revenues or net income  from  activities  in natural  resources  industries.  The Fund is non-diversified  and  concentrates  more  than  25% of  its  assets  in  natural resources  industries,  including  integrated  oil, oil and gas  exploration and production,  gold and other  precious  metals,  steel  and iron ore  production, energy  services  and  technology,  ferrous and  nonferrous  metals,  base metal production,  forest products,  agricultural products, paper products, chemicals,
building  materials,   coal,   alternative  energy  sources,   real  estate  and
environmental  services.  The Fund's  holdings of equity  securities may include common stocks, preferred stocks, equity interests in investment funds or trusts, convertible  securities,  warrants,  real estate  investment  trusts (REITs) and depositary receipts. The Fund may invest in commodity-linked derivatives such as commodity  options and futures,  in an attempt to increase its investment return and manage the Fund's exposure to changing  commodity prices,  securities prices and other economic variables.

ABERDEEN TECHNOLOGY AND COMMUNICATIONS FUND seeks long-term capital appreciation and,  under normal  circumstances,  invests at least 80% of the value of its net assets in stocks of U.S.  and  foreign  companies  (including  those  located in emerging markets countries) of any size, with business  operations in or related to technology or  communications.  The Fund's managers  consider  companies that derive  at  least  50% of  their  assets,  revenues  or net  income  related  to technology  and  communications  industries.  The  Fund is  non-diversified  and
concentrates   more  than  25%  of  its  total  assets  in   technology   and/or
communications  industries,   including  hardware  and  equipment,   information
technology,  software,  consulting and services,  consumer electronics,  defense technology, broadcasting and communication equipment.

ABERDEEN GLOBAL UTILITIES FUND seeks long-term  capital growth and, under normal circumstances,  invests  at least 80% of the  value of its net  assets in equity securities  issued by U.S. and foreign  companies  (including  those  located in emerging markets countries) of any size, with business  operations in or related to utilities.  The Fund's manager generally  considers  companies that derive at least 50% of their assets,  revenues or net income from  utilities  servicing or activities in  utilities-related  industries.  The Fund is  non-diversified  and concentrates 25% or more of its assets in at least one of the following industry
groups:   energy   sources,   maintenance   services,   companies  that  provide
infrastructure  for  utilities,  cable  television,  radio,   telecommunications
services,  transportation  services  and water and sanitary  services.  Although utility companies have traditionally paid above-average dividends, the portfolio manager  invests a portion of the Fund's  assets in  securities  that  emphasize capital appreciation.

NATIONWIDE MICRO CAP EQUITY FUND seeks long-term capital appreciation and, under normal  circumstances  invests  at least 80% of the  value of its net  assets in stocks of "micro-cap  companies."  The Fund  generally  holds between 50 and 100 securities.  The Fund  focuses  on  undiscovered,  small-sized  emerging  growth companies.  Since  micro-capitalization  companies are generally less well known and typically not analyzed as extensively as larger companies,  their stocks may be mispriced,  creating an opportunity for higher returns. In analyzing specific companies,  the Fund's  portfolio  manager  ordinarily  looks for several of the following characteristics: development of new products, technologies or markets;
a  high  quality  balance  sheet;  above  average  earnings  growth;  attractive valuation;  and a strong management team.  Although the Fund's portfolio manager looks for companies with the potential for strong earnings  growth,  some of the
Fund's  holdings may be companies  that are  experiencing  losses.  The Fund may invest without limit in IPOs, although it is uncertain whether such IPOs will be available for investment by the Fund and what impact,  if any, they will have on the Fund's performance.

ABERDEEN  MARKET NEUTRAL FUND seeks to provide  long-term  capital  appreciation from a broadly  diversified  portfolio  of U.S.  stocks while  neutralizing  the general risks associated with stock market investing.  The Fund seeks to achieve its objective regardless of the direction of the market through the purchase and short sale of equity securities of U.S. companies. The Fund takes long positions in  common  stocks  of  companies  that  the  Fund's  management  believes  will outperform the market. Simultaneously, the Fund intends to engage in short sales of stocks that the portfolio  manager believes will  underperform the market and decline in value.  The Fund uses a multi-cap and multi-style  approach,  meaning
that  it  may  invest   across   different   industries,   sectors   and  market
capitalization  levels,  targeting  both  growth  style and value style types of companies.  The Fund  attempts  to maintain  approximately  equal  dollar  value exposure in its long and short  positions (to the extent the market  permits) in order to neutralize the effects on its  performance  resulting from general U.S.
stock  market  movements  or sector  swings.  The Fund  seeks to  capitalize  on opportunities  presented  by changing  market  environments.  The  Adviser  uses quantitative  techniques  incorporated  into a multi-factor  model that seeks to select the highest returning securities in the current market environment.  This model attempts to capitalize on the fact that the financial  markets are dynamic and investment opportunities vary over time.

ABERDEEN EQUITY LONG-SHORT FUND seeks long-term capital  appreciation.  The Fund primarily  invests and  executes  short sales in equity  securities  of U.S. and
non-U.S. issuers. Under normal circumstances,  the Fund invests 80% of the value of its net assets in companies  that are  organized  under the laws of the U.S., have their  principal  places of  business  in the U.S. or whose stock is traded primarily in the U.S.  The Fund may invest in  companies of any size,  including small or medium-sized  companies.  In general,  the Fund invests, or takes "long positions" in companies the portfolio managers believe will appreciate in value.
Simultaneously,  the  Fund  takes  "short  positions",  or  agrees  to sell at a specified  price,  companies the portfolio  manager expects to decline in value.
The Fund typically takes long positions in "leaders,"  companies benefiting from superior  management,  products,  or  distribution  that the  portfolio  manager believes will generate earnings growth exceeding market expectations. The Fund's portfolio  manager intends to take short positions in stocks whose earnings seem to be  reflected  in the  current  price  or  appear  likely  to fall  short  of expectations,  those that operate in an industry with a structural weakness, are believed to have poor quality  management,  or appear  likely to suffer an event affecting  their  long-term  earnings  power.  In  addition,  the  Fund may make strategic  paired trades,  taking both long and short  positions in companies in the same  industry  in  order to  minimize  the  effect  of  market  and  sector
fluctuations   on  the  Fund's   performance.   The  Fund  may  also  invest  in
exchange-traded funds and derivatives.

UNAFFILIATED TIPS BOND FUNDS. The Optimal  Allocations  Series may invest in one or more unaffiliated  mutual funds or  exchange-traded  funds that, under normal circumstances,  invest at least 80% of their net  assets in  Treasury  Inflation
Protected Securities, also known as TIPS. TIPS are securities issued by the U.S.
Treasury that are designed to provide  inflation  protection to investors.  TIPS are  income-generating  instruments  whose  interest and principal  payments are adjusted for inflation.  The inflation  adjustment,  which is typically  applied monthly to the principal of the bond, follows a designated inflation index, such
as  the  consumer   price  index.   A  fixed  coupon  rate  is  applied  to  the
inflation-adjusted  principal so that as  inflation  rises,  both the  principal value and the interest payments increase.  Because of this inflation  adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate  bonds.  While  TIPS  may  provide  investors  with a  hedge  against inflation,  in the event of deflation,  in which prices  decline over time,  the principal and income of inflation-protected bonds would likely decline in price.

UNAFFILIATED INTERNATIONAL BOND FUNDS. The Optimal Allocations Series may invest in one or more  unaffiliated  mutual  funds that,  under  normal  circumstances, invest at least 80% of their net assets in  fixed-income  securities  of foreign government  and corporate  issuers.  Such  fixed-income  securities  may include long-term and short-term  foreign government bonds,  participation  interests in loans,  debt obligations of foreign  corporations,  structured note derivatives, stripped securities, zero coupon securities and bonds issued by "supra-national"
entities, such as the World Bank. These funds also may invest in securities that are  rated  below  investment  grade  (commonly  known as "junk  bonds")  and in securities issued in emerging market countries. In addition to the types of risk offered by funds that invest  primarily in U.S. bonds,  these funds also present the risks  inherent in foreign  securities  and lower- or non-rated  securities.
These risks are more significant with respect to fixed-income  securities issued or traded in emerging markets and developing countries.

UNAFFILIATED U.S. AND INTERNATIONAL  REAL ESTATE FUNDS. The Optimal  Allocations
Series may invest in one or more  unaffiliated  mutual funds or  exchange-traded funds that, under normal circumstances,  invest at least 80% of their net assets in equity  securities  issued by real  estate  investment  trusts and  companies engaged in the real  estate  industry.  These  Funds  typically  seek  long-term capital  appreciation,  with  income as a  secondary  objective.  A  company  is considered  to be a "real  estate  company"  if at  least  50% of the  company's revenues or 50% of the market value of the  company's  assets are related to the ownership, construction, management or sale of real estate.

UNAFFILIATED  COMMODITY-LINKED  FUNDS. The Optimal Allocations Series may invest in one or more unaffiliated  mutual funds or  exchange-traded  funds that, under normal  circumstances,  invest  at  least  80% of  their  net  assets,  plus any borrowings  for  investment  purposes,  in  a  combination  of  commodity-linked derivative  instruments and fixed-income  securities  backing those instruments.
These funds will invest primarily in commodity-linked structured notes and swaps designed  to track the  performance  of one of the  widely-recognized  commodity indexes.

INFORMATION FROM ABERDEEN FUNDS

Please read this  Prospectus  before you invest,  and keep it with your records.
The  following   documents--which   may  be  obtained  free  of  charge--contain
additional information about the Funds:

     o    Statement of Additional  Information  (incorporated  by reference into this Prospectus)

     o    Annual Reports (which contain discussions of the market conditions and
          investment   strategies  that   significantly   affected  each  Fund's
          performance)

     o    Semiannual Reports

To  obtain  any  of the  above  documents  free  of  charge,  to  request  other information about a Fund, or to make other shareholder inquiries,  contact us at the address or number listed below.

To reduce the volume of mail you receive,  only one copy of  financial  reports, prospectuses, other regulatory materials and other communications will be mailed to your household (if you share the same last name and address). You can call us at  866-923-4269,  or write to us at the address  listed  below,  to request (1)
additional  copies free of charge,  or (2) that we  discontinue  our practice of mailing regulatory materials together.

If  you  wish  to  receive   regulatory   materials  and/or  account  statements
electronically,  you can sign-up for our free  e-delivery  service.  Please call
866-923-4269 information.

FOR ADDITIONAL INFORMATION CONTACT:

BY REGULAR MAIL:
Aberdeen Funds
3435 Stelzer Road
Columbus, Ohio 43219

BY OVERNIGHT MAIL:
Aberdeen Funds
3435 Stelzer Road
Columbus, Ohio 43219

FOR 24-HOUR ACCESS:
866-923-4269 (toll free) Customer Service Representatives are available 8 a.m. -
9 p.m. Eastern Time,  Monday through Friday.  Call after 7 p.m. Eastern Time for closing share prices.

INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION (SEC)

You can obtain information about the Fund, including the SAI from the SEC

     o    on the SEC's EDGAR database via the Internet at www.sec.gov;

     o    by electronic request to publicinfo@sec.gov;
     o    in person at the SEC's Public Reference Room in Washington,  D.C. (For
          their hours of operation, call 202-551-8090); or
     o    by mail by sending your request to Securities and Exchange  Commission
          Public Reference Section, Washington, D.C. 20549-0102 (The SEC charges a fee to copy any documents).

THE TRUST'S INVESTMENT COMPANY ACT FILE NO.: 811-22132

                       STATEMENT OF ADDITIONAL INFORMATION

                              February 7, 2008

                                 ABERDEEN FUNDS

ABERDEEN SELECT EQUITY FUND
ABERDEEN SELECT MID CAP GROWTH FUND
ABERDEEN SELECT SMALL CAP FUND
ABERDEEN SELECT GROWTH FUND
ABERDEEN SELECT WORLDWIDE FUND
ABERDEEN CHINA OPPORTUNITIES FUND
ABERDEEN DEVELOPING MARKETS FUND
ABERDEEN INTERNATIONAL EQUITY FUND
ABERDEEN HEDGED CORE EQUITY FUND
ABERDEEN MARKET NEUTRAL FUND
ABERDEEN EQUITY LONG-SHORT FUND
ABERDEEN GLOBAL FINANCIAL SERVICES FUND
ABERDEEN HEALTH SCIENCES FUND
ABERDEEN NATURAL RESOURCES FUND
ABERDEEN TECHNOLOGY AND COMMUNICATIONS FUND
ABERDEEN GLOBAL UTILITIES FUND
ABERDEEN OPTIMAL ALLOCATIONS FUND: GROWTH
ABERDEEN OPTIMAL ALLOCATIONS FUND: MODERATE GROWTH
ABERDEEN OPTIMAL ALLOCATIONS FUND: MODERATE
ABERDEEN OPTIMAL ALLOCATIONS FUND: DEFENSIVE
ABERDEEN OPTIMAL ALLOCATIONS FUND: SPECIALTY
ABERDEEN SMALL CAP FUND
ABERDEEN SMALL CAP OPPORTUNITIES FUND
ABERDEEN SMALL CAP GROWTH FUND
ABERDEEN SMALL CAP VALUE FUND
ABERDEEN TAX-FREE INCOME FUND

Aberdeen  Funds  (the  "Trust")  is a  registered  open-end  investment  company consisting  of 26 series as of the date hereof.  This  Statement  of  Additional
Information  ("SAI")  relates to all series of the Trust which are listed  above
(each, a "Fund" and collectively, the "Funds").

This  SAI  is not a  prospectus  but  is  incorporated  by  reference  into  the
Prospectus  for the Funds.  It  contains  information  in  addition  to and more detailed than that set forth in the Prospectus and should be read in conjunction with the Prospectus.

Terms  not  defined  in this  SAI  have  the  meanings  assigned  to them in the
Prospectus.  You can order copies of the Prospectus without charge by writing to
Citi Fund Services ("Citi") at 3435 Stelzer Road,  Columbus,  Ohio 43219-3035 or
calling (toll-free) 866-667-9231.

                                TABLE OF CONTENTS

                                                                            PAGE

GENERAL INFORMATION AND HISTORY...............................................1

ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES.......1

DESCRIPTION OF PORTFOLIO INSTRUMENTS AND

                               GENERAL INFORMATION

     The  Trust  is  an  open-end  management  investment  company  formed  as a statutory  trust  under the laws of the state of Delaware  by a  Certificate  of
Trust filed on September 27, 2007. The Trust  currently  consists of 26 separate series,  each with its own investment  objective.  Each of the Funds, except the
Aberdeen Select Equity,  Aberdeen Select Growth, Aberdeen Select Worldwide Fund,
Aberdeen Health Sciences,  Aberdeen Global Financial Services,  Aberdeen Natural
Resources,  Aberdeen Global Utilities,  Aberdeen  Technology and Communications,
and each of the Optimal Allocations Funds, is a diversified  open-end management investment  company as defined in the Investment Company Act of 1940, as amended
(the "1940 Act").  Each of the Aberdeen  Select Equity,  Aberdeen Select Growth,
Aberdeen  Select  Worldwide  Fund,  Aberdeen  Health  Sciences,  Aberdeen Global
Financial  Services,  Aberdeen  Natural  Resources,  Aberdeen Global  Utilities,
Aberdeen  Technology  and  Communications  and each of the  Optimal  Allocations
Funds, is a non-diversified open-end management investment company as defined in the 1940 Act.

     ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES

All Funds

     The  Funds  invest  in a  variety  of  securities  and  employ a number  of investment  techniques that involve certain risks.  The Prospectus for the Funds highlight the principal investment strategies,  investment techniques and risks.
This SAI  contains  additional  information  regarding  both the  principal  and non-principal investment strategies of the Funds. The following tables set forth additional  information  concerning  permissible  investments and techniques for each of the Funds.  A "Y" in the table  indicates that the Fund may invest in or follow the  corresponding  instrument or technique.  An empty box indicates that the Fund does not intend to invest in or follow the corresponding  instrument or technique.

     With respect to the Optimal  Allocations Funds (the "Fund of Funds"),  this
SAI,  like the  Prospectus,  uses the term "Fund" to include the mutual funds in which the Fund of Funds will invest (the "Underlying Funds").

     Please review the  discussions in the  Prospectus  for further  information regarding the investment objectives and policies of each Fund.

----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
                                                                                                                        ABERDEEN
                        ABERDEEN   ABERDEEN   ABERDEEN    ABERDEEN  ABERDEEN   ABERDEEN      ABERDEEN    ABERDEEN       HEDGED
TYPES OF INVESTMENT     SELECT     MID CAP    SELECT      SELECT    SELECT     CHINA         DEVELOPING  INTERNATIONAL  CORE
OR TECHNIQUE            EQUITY     GROWTH     SMALL CAP   GROWTH    WORLDWIDE  OPPORTUNITIES MARKETS     EQUITY         EQUITY
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
U.S. common stocks          Y          Y          Y          Y           Y          Y            Y             Y            Y
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Preferred stocks            Y          Y          Y          Y           Y          Y            Y             Y            Y
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Small company stocks        Y          Y          Y          Y           Y          Y            Y             Y            Y
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Special situation
companies                   Y          Y          Y          Y           Y          Y            Y             Y            Y
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Illiquid securities         Y          Y          Y          Y           Y          Y            Y             Y            Y
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Restricted securities       Y          Y          Y          Y           Y          Y            Y             Y            Y
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
When-issued /
delayed-delivery
securities                  Y          Y          Y          Y           Y          Y            Y             Y            Y
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Investment companies        Y          Y          Y          Y           Y          Y            Y             Y            Y
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Real estate
investment trust
(REITS)                                Y          Y                      Y          Y            Y             Y            Y
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Securities of foreign
issuers                     Y          Y          Y          Y           Y          Y            Y             Y            Y
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Depositary receipts         Y          Y          Y          Y           Y          Y            Y             Y            Y
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Securities from
developing
countries/emerging
markets                                Y                     Y           Y          Y            Y             Y
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Convertible securities      Y          Y                     Y           Y          Y            Y             Y            Y
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Long-term debt                                               Y                      Y            Y             Y
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Long-term debt when
originally issued but
with 397 days or less
remaining to maturity       Y                                Y                      Y            Y             Y            Y
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Short-term debt             Y          Y                     Y           Y          Y            Y             Y            Y
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Floating and variable
rate securities             Y          Y                     Y           Y          Y            Y             Y            Y
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Zero coupon securities                                                                           Y             Y
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Pay-in-kind bonds                                                                                Y             Y
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Deferred payments
securities                                                                                       Y             Y
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Non-investment grade
debt                                                         Y                                   Y             Y
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Loan participations
and assignments             Y          Y                     Y           Y          Y            Y             Y            Y
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Sovereign debt
(foreign)
(denominated in U.S.$)                 Y                                 Y          Y            Y             Y
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Foreign commercial
paper (denominated in
U.S. $)                     Y                                            Y                       Y             Y
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Duration                                                                 Y                       Y             Y
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
U.S. government
securities                  Y          Y                     Y           Y          Y            Y             Y            Y
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Money market
instruments                 Y          Y          Y          Y           Y          Y            Y             Y            Y
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Mortgage-backed
securities                                                   Y                                   Y             Y
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Stripped mortgage
securities
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Collateralized
mortgage obligations
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Mortgage dollar rolls
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Asset-backed
securities                             Y                     Y
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Bank and/or Savings
and Loan obligations        Y          Y                     Y           Y          Y            Y             Y            Y
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Repurchase agreements       Y          Y          Y          Y           Y          Y            Y             Y            Y
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Derivatives                 Y          Y          Y          Y           Y          Y            Y             Y            Y
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Reverse repurchase
agreements                  Y          Y          Y          Y           Y          Y            Y             Y            Y
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Warrants                    Y          Y          Y          Y           Y          Y            Y             Y            Y
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Futures                     Y          Y          Y          Y           Y          Y            Y             Y            Y
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Options                     Y          Y          Y          Y           Y          Y            Y             Y            Y
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Foreign currencies                                           Y           Y          Y            Y             Y            Y
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Forward currency
contracts                              Y                     Y           Y          Y            Y             Y            Y
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Borrowing money             Y          Y                     Y           Y          Y            Y             Y            Y
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Lending portfolio
securities                  Y          Y          Y          Y           Y          Y            Y             Y            Y
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Investment of
securities lending
collateral                  Y          Y                     Y           Y          Y            Y             Y
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Short sales                            Y                                 Y          Y            Y             Y            Y
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Participation
Interests
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Swap Agreements                                              Y                                                              Y
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Credit Default Swaps
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Wrap Contracts
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Indexed securities          Y                     Y          Y                      Y                                       Y
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Strip Bonds
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Put Bonds
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Private Activity and
Industrial
Development Bonds
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Custodial Receipts
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Extendable Commercial
Notes
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Standby Commitment
Agreements
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Municipal Securities
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Equity Linked Notes                                                                 Y
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------
Exchange Traded Funds                                                                                          Y            Y
----------------------- ---------- ---------- ----------- --------- ---------- ------------- ----------- -------------- --------

------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
                                                                         ABERDEEN                   ABERDEEN
                                         ABERDEEN   ABERDEEN  ABERDEEN   GLOBAL                     OPTIMAL      ABERDEEN
TYPES OF            ABERDEEN   ABERDEEN  GLOBAL     GLOBAL    GLOBAL     TECHNOLOGY      ABERDEEN   ALLOCATIONS  OPTIMAL:
INVESTMENT OR       MARKET     EQUITY    FINANCIAL  HEALTH    NATURAL    AND             GLOBAL     FUND:        MODERATE
TECHNIQUE           NEUTRAL   LONG-SHORT SERVICES   SCIENCES  RESOURCES  COMMUNICATIONS  UTILITIES  GROWTH       GROWTH
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
U.S. common stocks      Y         Y          Y         Y          Y            Y             Y           Y          Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Preferred stocks        Y         Y          Y         Y          Y            Y             Y           Y          Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Small company
stocks                  Y         Y          Y         Y          Y            Y             Y           Y          Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Special situation
companies               Y         Y          Y         Y          Y            Y             Y           Y          Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Illiquid
securities              Y         Y          Y         Y          Y            Y             Y           Y          Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Restricted
securities              Y         Y          Y         Y          Y            Y             Y           Y          Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
When-issued /
delayed-delivery
securities              Y         Y          Y         Y          Y            Y             Y           Y          Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Investment
companies               Y         Y          Y         Y          Y            Y             Y           Y          Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Real estate
investment trust
(REITS)                 Y                    Y         Y          Y            Y             Y           Y          Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Securities of
foreign issuers         Y                    Y         Y          Y            Y             Y           Y          Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Depositary
receipts                Y         Y          Y         Y          Y            Y             Y           Y          Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Securities from
developing
countries/emerging
markets                 Y                    Y         Y          Y            Y             Y           Y          Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Convertible
securities              Y         Y          Y         Y          Y            Y             Y           Y          Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Long-term debt          Y                    Y                    Y                          Y           Y          Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Long-term debt
when originally
issued but with
397 days or less
remaining to
maturity                          Y          Y         Y          Y                          Y           Y          Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Short-term debt         Y         Y          Y         Y          Y            Y             Y           Y          Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Floating and
variable rate
securities              Y         Y          Y         Y          Y            Y             Y           Y          Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Zero coupon
securities              Y                    Y                                               Y           Y          Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Pay-in-kind bonds
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Deferred payments
securities                                   Y                                               Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Non-investment
grade debt              Y                                                                                Y          Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Loan
participations
and assignments         Y         Y          Y         Y          Y            Y             Y           Y          Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Sovereign debt
(foreign)
(denominated in
U.S.$)                  Y                                                                                Y          Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Foreign
commercial paper
(denominated in
U.S. $)                                                Y          Y                                      Y          Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Duration                                               Y                                                 Y          Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
U.S. government
securities              Y         Y          Y         Y          Y            Y             Y           Y          Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Money market
instruments             Y         Y          Y         Y          Y            Y             Y           Y          Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Mortgage-backed
securities                                                                                               Y          Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Stripped mortgage
securities
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Collateralized
mortgage
obligations                                                                                                         Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Mortgage dollar
rolls                                                                                                    Y          Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Asset-backed
securities                                                        Y                                      Y          Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Bank and/or
Savings and Loan
obligations             Y         Y          Y         Y          Y            Y             Y           Y          Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Repurchase
agreements              Y         Y          Y         Y          Y            Y             Y           Y          Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Derivatives             Y         Y          Y         Y          Y            Y             Y           Y          Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Reverse
repurchase
agreements              Y         Y          Y         Y          Y            Y             Y           Y          Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Warrants                Y         Y          Y         Y          Y            Y             Y           Y          Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Futures                 Y         Y          Y         Y          Y            Y             Y           Y          Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Options                 Y         Y          Y         Y          Y            Y             Y           Y          Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Foreign currencies      Y         Y          Y         Y          Y            Y             Y           Y          Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Forward currency
contracts               Y         Y          Y         Y          Y            Y             Y           Y          Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Borrowing money         Y         Y          Y         Y          Y            Y             Y           Y          Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Lending portfolio
securities              Y         Y          Y         Y          Y            Y                         Y          Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Investment of
securities
lending collateral      Y         Y          Y         Y          Y            Y             Y           Y          Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Short sales             Y         Y          Y         Y          Y            Y             Y           Y          Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Participation
Interests
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Swap Agreements         Y         Y                               Y                                      Y          Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Credit Default
Swaps                   Y                                         Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Wrap Contracts
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Indexed
securities              Y         Y                               Y                                      Y          Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Strip Bonds
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Put Bonds
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Private Activity
and Industrial
Development Bonds
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Custodial
Receipts
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Aberdeen Contract
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Extendable
Commercial Notes                                                  Y                                      Y          Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Standby
Commitment
Agreements
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Municipal
Securities
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Equity Linked
Notes
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------
Exchange Traded
Funds                   Y                                                                                Y          Y
------------------- ---------- --------- ---------- --------- ---------- --------------- ---------- ------------ ---------

--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------

                      ABERDEEN    ABERDEEN      ABERDEEN
                      OPTIMAL     OPTIMAL       OPTIMAL                               ABERDEEN   ABERDEEN
                      ALLOCATIONS ALLOCATIONS   ALLOCATIONS             ABERDEEN      SMALL      SMALL      ABERDEEN
TYPES OF INVESTMENT   FUND:       FUND:         FUND:        ABERDEEN   SMALL CAP     CAP        CAP        TAX-FREE
OR TECHNIQUE          MODERATE    DEFENSIVE     SPECIALTY    SMALL CAP  OPPORTUNITIES GROWTH     VALUE      INCOME
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
U.S. common stocks        Y            Y             Y           Y           Y            Y          Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Preferred stocks          Y            Y             Y                       Y            Y          Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Small company
stocks                    Y            Y             Y           Y           Y            Y          Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Special situation
companies                 Y            Y             Y           Y           Y            Y          Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Illiquid securities       Y            Y             Y           Y           Y            Y          Y          Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Restricted
securities                Y            Y             Y           Y           Y            Y          Y          Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
When-issued /
delayed-delivery
securities                Y            Y             Y           Y           Y            Y          Y          Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Investment
companies                 Y            Y             Y           Y           Y            Y          Y          Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Real estate
investment trust
(REITS)                   Y            Y             Y           Y           Y            Y          Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Securities of
foreign issuers           Y            Y             Y           Y           Y            Y          Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Depositary receipts       Y            Y             Y           Y           Y            Y          Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Securities from
developing
countries/emerging
markets                   Y            Y             Y           Y           Y            Y          Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Convertible
securities                Y            Y             Y           Y           Y            Y          Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Long-term debt            Y            Y             Y           Y                                              Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Long-term debt when
originally issued
but with 397 days
or less remaining
to maturity               Y            Y             Y           Y                                              Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Short-term debt           Y            Y             Y           Y           Y            Y          Y          Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Floating and
variable rate
securities                Y            Y             Y           Y           Y            Y          Y          Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Zero coupon
securities                Y            Y             Y                                                          Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Pay-in-kind bonds                      Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Deferred payments
securities                             Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Non-investment
grade debt                Y            Y             Y                                                          Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Loan participations
and assignments           Y            Y             Y           Y           Y            Y          Y          Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Sovereign debt
(foreign)
(denominated in
U.S.$)                    Y            Y             Y           Y           Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Foreign commercial
paper (denominated
in U.S. $)                Y            Y             Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Duration                  Y            Y             Y                                                          Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
U.S. government
securities                Y            Y             Y           Y           Y            Y          Y          Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Money market
instruments               Y            Y             Y           Y           Y            Y          Y          Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Mortgage-backed
securities                Y            Y             Y                                                          Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Stripped mortgage
securities                             Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Collateralized
mortgage obligations      Y            Y             Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Mortgage dollar
rolls                     Y            Y             Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Asset-backed
securities                Y            Y             Y                                                          Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Bank and/or Savings
and Loan obligations      Y            Y             Y           Y           Y                                  Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Repurchase
agreements                Y            Y             Y           Y           Y            Y          Y          Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Derivatives               Y            Y             Y           Y           Y            Y          Y          Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Reverse repurchase
agreements                Y            Y             Y           Y           Y            Y          Y          Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Warrants                  Y            Y             Y           Y           Y            Y          Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Futures                   Y            Y             Y           Y           Y            Y          Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Options                   Y            Y             Y           Y           Y            Y          Y          Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Foreign currencies        Y            Y             Y                       Y            Y          Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Forward currency
contracts                 Y            Y             Y           Y           Y            Y          Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Borrowing money           Y            Y             Y           Y           Y            Y          Y          Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Lending portfolio
securities                Y            Y             Y           Y           Y            Y          Y          Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Investment of
securities lending
collateral                Y            Y             Y           Y           Y            Y          Y          Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Short sales               Y            Y             Y                       Y            Y          Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Participation
Interests
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Swap Agreements           Y            Y             Y                       Y            Y          Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Credit Default Swaps                   Y                                     Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Wrap Contracts
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Indexed securities        Y            Y             Y                       Y            Y          Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Strip Bonds                            Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Put Bonds                              Y                                                                        Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Private Activity
and Industrial
Development Bonds
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Custodial Receipts                     Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Extendable
Commercial Notes          Y            Y             Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Standby Commitment
Agreements
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Municipal
Securities                                                                                                      Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Equity Linked Notes
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------
Exchange Traded
Funds                     Y            Y             Y                       Y
--------------------- ----------- ------------- ------------ ---------- ------------- ---------- ---------- ----------

          DESCRIPTION OF PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES

The Funds of Funds

     Each of the  Optimal  Allocations  Funds is a "fund of funds,"  which means that each such Fund  invests  primarily in other mutual  funds.  The  Prospectus discusses the  investment  objectives and strategies for such Funds and explains the types of underlying mutual funds (the "Underlying Funds") in which each Fund of Funds  may  invest.  Underlying  Funds  invest  in  stocks,  bonds  and other securities and reflect varying amounts of potential  investment risk and reward.
Each Fund of Funds  allocates its assets among the different  Underlying  Funds.
Periodically,  each Fund of Funds will adjust its asset allocation target ranges to ensure broad diversification and to adjust to changes in market conditions.

Information Concerning Duration

     Duration is a measure of the average life of a  fixed-income  security that was  developed  as a more  precise  alternative  to the  concepts  of  "term  to maturity" or "average dollar  weighted  maturity" as measures of "volatility" or
"risk"  associated  with  changes in interest  rates.  Duration  incorporates  a security's  yield,  coupon interest  payments,  final maturity and call features into one measure.

     Most debt obligations  provide interest  ("coupon") payments in addition to final ("par") payment at maturity.  Some  obligations also have call provisions.
Depending on the relative magnitude of these payments and the nature of the call provisions,  the market values of debt  obligations  may respond  differently to changes in interest rates.

     Traditionally,  a debt  security's  "term-to-maturity"  has been  used as a measure of the sensitivity of the security's  price to changes in interest rates
(which is the "interest rate risk" or  "volatility"  of the security).  However,
"term-to-maturity"  measures  only the time until a debt  security  provides its final payment, taking no account of the pattern of the security's payments prior to maturity.  Average  dollar  weighted  maturity is calculated by averaging the terms of  maturity  of each debt  security  held with each  maturity  "weighted"
according to the percentage of assets that it represents.  Duration is a measure of the expected  life of a debt  security on a present  value basis and reflects both  principal  and interest  payments.  Duration  takes the length of the time intervals  between the present time and the time that the interest and principal payments are  scheduled or, in the case of a callable  security,  expected to be received,  and weights them by the present  values of the cash to be received at each  future  point  in time.  For any  debt  security  with  interest  payments occurring  prior to the payment of principal,  duration is ordinarily  less than maturity.  In general, all other factors being the same, the lower the stated or coupon  rate of  interest  of a debt  security,  the longer the  duration of the security; conversely, the higher the stated or coupon rate of interest of a debt security, the shorter the duration of the security.

     There are some situations where the standard duration  calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities  often have final  maturities of ten or more years;
however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage  pass-through  securities.  The stated final maturity of such securities is generally 30 years, but current  prepayment rates are more critical in determining  the  securities'  interest rate  exposure.  In these and other similar  situations,  a Fund's investment  adviser or subadviser will use more sophisticated  analytical  techniques to project the economic life of a security and estimate its interest rate exposure.  Since the computation of duration is based on  predictions  of future events  rather than known  factors, there can be no  assurance  that a Fund will at all times  achieve its  targeted portfolio duration.

     The change in market value of U.S.  government  fixed-income  securities is largely a function of changes in the prevailing  level of interest  rates.  When interest rates are falling,  a portfolio with a shorter duration  generally will not  generate  as high a level  of total  return  as a  portfolio  with a longer duration.  When interest rates are stable, shorter duration portfolios generally will not generate as high a level of total return as longer duration  portfolios
(assuming that long-term  interest rates are higher than short-term rates, which is  commonly  the case.) When  interest  rates are  rising,  a portfolio  with a shorter  duration will generally  outperform  longer duration  portfolios.  With respect to the composition of a fixed-income portfolio,  the longer the duration of the portfolio,  generally,  the greater the  anticipated  potential for total return, with, however, greater attendant interest rate risk and price volatility than for a portfolio with a shorter duration.

Debt Obligations

     Debt  obligations are subject to the risk of an issuer's  inability to meet principal and interest  payments on its obligations when due ("credit risk") and
are  subject  to  price   volatility  due  to  such  factors  as  interest  rate
sensitivity,  market  perception  of the  creditworthiness  of the  issuer,  and general  market  liquidity.  Lower-rated  securities are more likely to react to developments affecting these risks than are more highly rated securities,  which react  primarily to movements in the general level of interest  rates.  Although the  fluctuation  in the price of debt  securities is normally less than that of common  stocks,  in the past  there  have  been  extended  periods  of  cyclical increases in interest rates that have caused  significant  declines in the price of debt  securities  in  general  and have  caused  the  effective  maturity  of securities with prepayment features to be extended,  thus effectively converting short or intermediate  term securities (which tend to be less volatile in price)
into long term securities (which tend to be more volatile in price).

     Ratings  as   Investment   Criteria.   High-quality,   medium-quality   and
non-investment  grade debt obligations are  characterized as such based on their ratings by nationally  recognized  statistical rating organizations  ("NRSROs"), such as Standard & Poor's Rating Group ("Standard & Poor's") or Moody's Investor
Services  ("Moody's").  In general, the ratings of NRSROs represent the opinions of these agencies as to the quality of securities  that they rate. Such ratings, however, are relative and subjective,  and are not absolute standards of quality and do not evaluate the market value risk of the  securities.  These ratings are used by a Fund as initial  criteria for the  selection of portfolio  securities, but the Fund also  relies  upon the  independent  advice of a Fund's  adviser or subadviser(s) to evaluate potential investments.  This is particularly important for lower-quality  securities.  Among the factors that will be considered is the long-term  ability of the  issuer to pay  principal  and  interest  and  general economic  trends,  as well as an issuer's capital  structure,  existing debt and earnings  history.  The  Appendix to this  Statement of  Additional  Information contains  further  information  about the rating  categories of NRSROs and their significance.

     Subsequent to its purchase by a Fund, an issuer of securities  may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. In addition, it is possible that an NRSRO might not change its rating of a  particular  issuer to  reflect  subsequent  events.  None of these  events generally  will  require  sale of  such  securities,  but a  Fund's  adviser  or subadviser  will consider such events in its  determination  of whether the Fund should  continue to hold the  securities.  In  addition,  to the extent that the ratings change as a result of changes in an NRSRO or its rating systems,  or due to a corporate  reorganization,  the Fund will attempt to use comparable ratings as standards for its investments in accordance with its investment objective and policies.

     Medium-Quality   Securities.   Certain   Funds   anticipate   investing  in
medium-quality  obligations,  which are obligations  rated in the fourth highest rating category by any NRSRO.  Medium-quality  securities,  although  considered investment-grade,  may have some speculative  characteristics and may be subject to greater fluctuations in value than higher-rated securities.  In addition, the issuers of medium-quality  securities may be more vulnerable to adverse economic conditions or changing circumstances than issuers of higher-rated securities.

     Lower Quality (High-Risk)  Securities.  Non-investment  grade debt or lower quality/rated securities,  commonly known as junk bonds (hereinafter referred to as "lower-quality  securities")  include (i) bonds rated as low as C by Moody's,
Standard & Poor's, or Fitch, Inc. ("Fitch"),  (ii) commercial paper rated as low as C by Standard & Poor's,  Not Prime by Moody's or Fitch 4 by Fitch;  and (iii)
unrated debt securities of comparable quality.  Lower-quality securities,  while generally  offering higher yields than investment  grade securities with similar maturities,  involve  greater  risks,  including the  possibility  of default or bankruptcy.  There is more risk  associated  with these  investments  because of reduced  creditworthiness and increased risk of default. Under NRSRO guidelines, lower-quality securities and comparable unrated securities will likely have some
quality  and   protective   characteristics   that  are   outweighed   by  large
uncertainties  or major  risk  exposures  to adverse  conditions.  Lower-quality securities are considered to have extremely poor prospects of ever attaining any real  investment  standing,  to have a  current  identifiable  vulnerability  to default  or to be in  default,  to be  unlikely  to have  the  capacity  to make required  interest payments and repay principal when due in the event of adverse business,  financial or economic conditions,  or to be in default or not current in the payment of  interest or  principal.  They are  regarded as  predominantly speculative  with  respect to the  issuer's  capacity to pay  interest and repay principal.  The special risk  considerations  in connection with  investments in these securities are discussed below.

     Effect of Interest Rates and Economic Changes.  Interest-bearing securities typically  experience  appreciation when interest rates decline and depreciation when interest  rates rise.  The market values of  lower-quality  and  comparable unrated  securities  tend to  reflect  individual  corporate  developments  to a greater  extent  than do  higher-rated  securities,  which  react  primarily  to
fluctuations  in  the  general  level  of  interest  rates.   Lower-quality  and
comparable  unrated  securities  also  tend to be  more  sensitive  to  economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than  securities  in the  higher-rated  categories.  During an economic  downturn  or a  sustained  period of  rising  interest  rates,  highly leveraged  issuers  of  lower-quality  and  comparable  unrated  securities  may experience  financial stress and may not have sufficient  revenues to meet their payment  obligations.  The issuer's  ability to service its debt obligations may also be  adversely  affected by specific  corporate  developments,  the issuer's inability to meet specific projected business forecasts or the unavailability of additional  financing.  The risk of loss due to  default  by an  issuer of these securities is significantly greater than issuers of higher-rated securities also because such  securities are generally  unsecured and are often  subordinated to other creditors. Further, if the issuer of a lower-quality or comparable unrated security  defaulted,  the Fund might incur additional expenses to seek recovery.
Periods of economic  uncertainty  and  changes  would also  generally  result in increased  volatility in the market prices of these  securities  and thus in the
Fund's net asset value.

     As previously  stated,  the value of a lower-quality or comparable  unrated security  will  generally  decrease  in  a  rising  interest  rate  market,  and accordingly so will a Fund's net asset value. If a Fund  experiences  unexpected net redemptions in such a market, it may be forced to liquidate a portion of its portfolio  securities  without  regard to their  investment  merits.  Due to the limited liquidity of lower-quality and comparable unrated securities  (discussed below),  a Fund may be forced to liquidate  these  securities  at a  substantial discount which would result in a lower rate of return to the Fund.

     Payment  Expectations.  Lower-quality  and  comparable  unrated  securities typically  contain  redemption,  call or prepayment  provisions which permit the issuer of such  securities  containing  such  provisions to, at its  discretion, redeem the  securities.  During periods of falling  interest  rates,  issuers of these  securities  are likely to redeem or prepay the  securities  and refinance them with debt  securities at a lower  interest rate. To the extent an issuer is able to refinance the securities,  or otherwise  redeem them, a Fund may have to replace the securities with a lower yielding  security,  which would result in a lower return for that Fund.

     Liquidity and Valuation.  A Fund may have  difficulty  disposing of certain lower-quality  and  comparable  unrated  securities  because there may be a thin trading market for such securities.  Because not all dealers maintain markets in all lower-quality and comparable unrated securities, there may be no established retail secondary market for many of these securities.  The Funds anticipate that such  securities  could  be  sold  only  to  a  limited  number  of  dealers  or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated  securities.
The lack of a liquid  secondary  market may have an adverse impact on the market price of the  security.  As a result,  a Fund's net asset  value and  ability to dispose of particular  securities,  when necessary to meet such Fund's liquidity needs or in response to a specific economic event, may be impacted.  The lack of a liquid secondary market for certain securities may also make it more difficult for a Fund to obtain  accurate  market  quotations  for purposes of valuing that
Fund's   portfolio.   Market   quotations   are  generally   available  on  many
lower-quality  and  comparable  unrated  issues  only from a  limited  number of dealers and may not  necessarily  represent  firm bids of such dealers or prices for actual sales.  During  periods of thin trading,  the spread  between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor  perceptions,  whether or not based on  fundamental  analysis,  may decrease  the values and  liquidity  of  lower-quality  and  comparable  unrated securities, especially in a thinly traded market.

     U.S.  Government  Securities.  U.S.  government  securities  are  issued or guaranteed  by  the  U.S.  government  or  its  agencies  or  instrumentalities.
Securities issued by the U.S. government include U.S. Treasury obligations, such as Treasury bills, notes, and bonds. Securities issued by government agencies or instrumentalities include obligations of the following:

     o    The   Federal   Housing    Administration   and   the   Farmers   Home
          Administration;
     o    The Government National Mortgage Association ("GNMA"),  including GNMA pass-through  certificates,  which are  backed  by the full  faith and credit of the United States government;
     o    The Federal Home Loan Banks,  whose  securities  are supported only by the credit of such agency;
     o    The Federal Farm Credit Banks,  government-sponsored institutions that consolidate  the financing  activities of the Federal Land Banks,  the
          Federal Intermediate Credit Banks and the Banks for Cooperatives; and
     o    The Federal Home Loan Mortgage  Corporation  ("FHLMC") and the Federal
          National Mortgage Association ("FNMA"), whose securities are supported only by the credit of such agencies and are not guaranteed by the U.S.
          government.  However,  the Secretary of the Treasury has the authority to  support  FHLMC and FNMA by  purchasing  limited  amounts  of their respective obligations.

     Although the U.S.  government or it agencies provide  financial  support to such  entities,  no assurance can be given that they will always do so. The U.S.
government  and its agencies and  instrumentalities  do not guarantee the market value of their  securities;  consequently,  the  value of such  securities  will fluctuate.

     The Federal Reserve creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an  outstanding  Treasury  security and selling them as  individual securities.  To the extent a Fund purchases the principal portion of STRIPS, the
Fund will not receive regular  interest  payments.  Instead STRIPS are sold at a deep discount from their face value. Because the principal portion of the STRIPS does not pay current  income,  its price can be  volatile  when  interest  rates change.  In  calculating  its dividend,  the Fund takes into account as income a portion of the difference  between the principal portion of the STRIPS' purchase price and its face value.

     Mortgage and Asset-Backed Securities.  Mortgage-backed securities represent direct  or  indirect  participation  in, or are  secured  by and  payable  from, mortgage  loans secured by real  property.  Mortgage-backed  securities  come in different forms. The simplest form of mortgage-backed securities is pass-through certificates.  Such  securities  may be issued or guaranteed by U.S.  government agencies or  instrumentalities  or may be issued by private  issuers,  generally originators in mortgage loans, including savings and loan associations, mortgage bankers,  commercial  banks,  investment  bankers,  and special purpose entities
(collectively,  "private lenders").  The purchase of mortgage-backed  securities from private  lenders may entail  greater risk than  mortgage-backed  securities that  are  issued  or  guaranteed  by  the  U.S.  government,  its  agencies  or instrumentalities.  Mortgage-backed  securities issued by private lenders may be supported by pools of mortgage loans or other  mortgage-backed  securities  that are  guaranteed,  directly or indirectly,  by the U.S.  government or one of its agencies or  instrumentalities,  or they may be issued without any  governmental
guarantee   of  the   underlying   mortgage   assets   but  with  some  form  of
non-governmental  credit  enhancement.  These  credit  enhancements  may include letters of credit, reserve funds, over-collateralization, or guarantees by third parties.

     Since  privately-issued  mortgage  certificates  are not  guaranteed  by an entity having the credit status of GNMA or FHLMC, such securities  generally are structured with one or more types of credit enhancement. Such credit enhancement falls into two categories: (i) liquidity protection; and (ii) protection against losses resulting from ultimate  default by an obligor on the underlying  assets.
Liquidity  protection  refers to the  provisions  of advances,  generally by the entity  administering  the pool of assets,  to ensure that the  pass-through  of payments  due on the  underlying  pool  occurs in a timely  fashion.  Protection against  losses  resulting  from  ultimate  default  enhances the  likelihood of ultimate  payment of the  obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees,  insurance policies or letters of credit obtained by the issuer or sponsor from third parties,  through various means of  structuring  the  transaction or through a combination of such approaches.

     The ratings of  mortgage-backed  securities  for which  third-party  credit enhancement  provides  liquidity  protection or protection  against  losses from default are  generally  dependent  upon the  continued  creditworthiness  of the provider  of the credit  enhancement.  The ratings of such  securities  could be subject to reduction in the event of  deterioration in the  creditworthiness  of the  credit  enhancement  provider  even in cases  where  the  delinquency  loss experienced on the underlying pool of assets is better than expected.  There can be no assurance that the private issuers or credit enhancers of  mortgage-backed securities  will meet their  obligations  under the  relevant  policies or other forms of credit enhancement.

     Examples of credit support  arising out of the structure of the transaction include "senior-subordinated  securities" (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne  first by the  holders of the  subordinated  class),  creation of "reserve funds"  (where  cash or  investments  sometimes  funded  from a  portion  of the payments on the underlying assets are held in reserve against future losses) and
"over-collateralization"  (where the  scheduled  payments  on, or the  principal amount of, the  underlying  assets exceed those  required to make payment of the securities  and pay any servicing or other fees).  The degree of credit  support provided  for each  issue is  generally  based on  historical  information  with respect  to the level of credit  risk  associated  with the  underlying  assets.
Delinquency  or loss in  excess of that  which is  anticipated  could  adversely affect the return on an investment in such security.

     Private  lenders or  government-related  entities may also create  mortgage loan pools  offering  pass-through  investments  where the mortgages  underlying these  securities may be alternative  mortgage  instruments,  that is,  mortgage instruments  whose  principal  or interest  payments  may vary or whose terms to maturity  may  be  shorter  than  was  previously  customary.  As new  types  of mortgage-related  securities  are developed  and offered to  investors,  a Fund, consistent  with its  investment  objective  and policies,  may consider  making investments in such new types of securities.

     The yield  characteristics of mortgage-backed  securities differ from those of  traditional  debt  obligations.  Among the  principal  differences  are that interest and  principal  payments are made more  frequently  on  mortgage-backed securities,  usually  monthly,  and that  principal  may be  prepaid at any time because the underlying  mortgage loans or other assets  generally may be prepaid at any time. As a result,  if a Fund purchases these securities at a premium,  a prepayment  rate that is faster than  expected  will reduce  yield to  maturity, while a  prepayment  rate that is slower than  expected  will have the  opposite effect of  increasing  the yield to maturity.  Conversely,  if a Fund  purchases these  securities at a discount,  a prepayment rate that is faster than expected will  increase  yield to maturity,  while a prepayment  rate that is slower than expected will reduce yield to maturity.  Accelerated  prepayments  on securities purchased  by the Fund at a  premium  also  impose  a risk of loss of  principal because the premium may not have been fully  amortized at the time the principal is prepaid in full.

     Unlike   fixed   rate   mortgage-backed    securities,    adjustable   rate
mortgage-backed  securities  are  collateralized  by or  represent  interest  in mortgage loans with variable rates of interest. These variable rates of interest reset  periodically  to align  themselves  with  market  rates.  A Fund will not benefit from  increases in interest rates to the extent that interest rates rise to the point where they cause the current  coupon of the  underlying  adjustable rate mortgages to exceed any maximum  allowable  annual or lifetime reset limits
(or "cap  rates") for a  particular  mortgage.  In this event,  the value of the adjustable  rate  mortgage-backed  securities  in a Fund would likely  decrease.
Also, a Fund's net asset value could vary to the extent that  current  yields on adjustable  rate  mortgage-backed  securities  are different  than market yields during interim periods between coupon reset dates or if the timing of changes to the index upon which the rate for the  underlying  mortgage is based lags behind changes in market rates. During periods of declining interest rates, income to a
Fund derived from adjustable rate  mortgage-backed  securities which remain in a
mortgage   pool  will   decrease  in  contrast  to  the  income  on  fixed  rate
mortgage-backed  securities,   which  will  remain  constant.   Adjustable  rate
mortgages also have less potential for  appreciation  in value as interest rates decline than do fixed rate investments.

     There  are a  number  of  important  differences  among  the  agencies  and instrumentalities of the U.S. government that issue  mortgage-backed  securities and among the securities that they issue.  Mortgage-backed  securities issued by
GNMA  include GNMA  Mortgage  Pass-Through  Certificates  (also known as "Ginnie
Maes") which are  guaranteed as to the timely  payment of principal and interest by GNMA and such  guarantee is backed by the full faith and credit of the United
States.  GNMA certificates also are supported by the authority of GNMA to borrow
funds  from  the  U.S.   Treasury  to  make   payments   under  its   guarantee.
Mortgage-backed  securities  issued by FNMA  include  FNMA  Guaranteed  Mortgage
Pass-Through  Certificates  (also known as "Fannie  Maes")  which are solely the obligations  of the FNMA and are not backed by or entitled to the full faith and credit of the United States.  Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA.  Mortgage-backed  securities issued by FHLMC include FHLMC Mortgage Participation  Certificates (also known as "Freddie Macs"
or  "PCs").  The FHLMC is a  corporate  instrumentality  of the  United  States, created pursuant to an Act of Congress,  which is owned entirely by Federal Home
Loan Banks and do not constitute a debt or obligation of the United States or by any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection  or  timely  payment  of all  principal  payments  on the  underlying mortgage loans.  When the FHLMC does not guarantee  timely payment of principal,
FHLMC may remit the amount due on account of its  guarantee of ultimate  payment of  principal at any time after  default on an  underlying  mortgage,  but in no event later than one year after it becomes payable.

     Asset-backed   securities  have  structural   characteristics   similar  to
mortgage-backed  securities.  However,  the underlying assets are not first-lien mortgage  loans or interests  therein;  rather they include assets such as motor vehicle  installment  sales contracts,  other  installment loan contracts,  home equity loans,  leases of various types of property and  receivables  from credit card and other  revolving  credit  arrangements.  Payments or  distributions  of
principal  and  interest  on   asset-backed   securities  may  be  supported  by
non-governmental  credit  enhancements  similar to those  utilized in connection with  mortgage-backed  securities.  The  credit  quality  of  most  asset-backed securities depends primarily on the credit quality of the assets underlying such securities,  how well the entity  issuing  the  security is  insulated  from the credit risk of the originator or any other affiliated  entities,  and the amount and quality of any credit enhancement of the securities.

     Collateralized  Mortgage Obligations  ("CMOs") and Multiclass  Pass-Through
Securities.  CMOs are a more  complex form of  mortgage-backed  security in that they are multi-class debt obligations which are collateralized by mortgage loans or pass-through  certificates.  As a result of changes  prompted by the 1986 Tax
Reform  Act,  most CMOs are  today  issued as Real  Estate  Mortgage  Investment
Conduits ("REMICs").  From the perspective of the investor,  REMICs and CMOs are virtually  indistinguishable.  However,  REMICs  differ from CMOs in that REMICs provide  certain tax  advantages  for the issuer of the  obligation.  Multiclass pass-through  securities  are  interests  in a trust  composed of whole loans or
private  pass-throughs   (collectively  hereinafter  referred  to  as  "Mortgage
Assets").  Unless the context indicates otherwise, all references herein to CMOs include REMICs and multiclass pass-through securities.

     Typically,  CMOs are  collateralized  by GNMA,  Fannie Mae or  Freddie  Mac
Certificates,  but also may be  collateralized  by Mortgage  Assets.  Unless the context  indicates  otherwise,  all references herein to CMOs include REMICs and multiclass  pass-through  securities.  Payments of principal and interest on the
Mortgage Assets, and any reinvestment  income thereon,  provide the funds to pay debt  service  on the CMOs or make  scheduled  distributions  on the  multiclass pass-through securities.  CMOs may be issued by agencies or instrumentalities of the U.S.  government,  or by private  originators  of, or investors in, mortgage loans,  including  savings and loan  associations,  mortgage  banks,  commercial banks, investment banks and special purpose subsidiaries of the foregoing.

     In order to form a CMO,  the  issuer  assembles  a package  of  traditional mortgage-backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security.  Each class of CMOs, often referred to as a "tranche," is issued at a specified fixed or floating coupon rate and has a stated  maturity  or  final  distribution  date.  Principal  prepayments  on the
Mortgage  Assets may cause the CMOs to be  retired  substantially  earlier  than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly,  quarterly or  semi-annual  basis.  The principal  of and interest on the  Mortgage  Assets may be  allocated  among the several  classes of a series of a CMO in  innumerable  ways.  In one  structure, payments of  principal,  including any  principal  prepayments,  on the Mortgage
Assets  are  applied to the  classes  of a CMO in the order of their  respective stated maturities or final  distribution  dates, so that no payment of principal will be made on any  class of CMOs  until all other  classes  having an  earlier stated  maturity or final  distribution  date have been paid in full.  As market conditions  change,  and  particularly  during periods of rapid or unanticipated changes in market interest rates, the  attractiveness of the CMO classes and the ability of the structure to provide the anticipated  investment  characteristics may be  significantly  reduced.  Such  changes can result in  volatility  in the market value, and in some instances reduced liquidity, of the CMO class.

     A Fund may also  invest in,  among  others,  parallel  pay CMOs and Planned
Amortization  Class CMOs ("PAC  Bonds").  Parallel  pay CMOs are  structured  to provide payments of principal on each payment date to more than one class. These simultaneous  payments are taken into account in calculating the stated maturity date or  final  distribution  date of  each  class,  which,  as with  other  CMO structures,  must be retired by its stated maturity date or a final distribution date but may be retired  earlier.  PAC Bonds are a type of CMO tranche or series designed to provide relatively  predictable payments of principal provided that, among other things, the actual prepayment  experience on the underlying mortgage loans falls within a predefined  range. If the actual  prepayment  experience on the underlying  mortgage loans is at a rate faster or slower than the predefined range or if deviations from other assumptions  occur,  principal payments on the
PAC Bond may be earlier or later than predicted. The magnitude of the predefined range varies from one PAC Bond to another;  a narrower range  increases the risk that  prepayments  on the PAC Bond will be greater or  smaller  than  predicted.
Because of these features,  PAC Bonds generally are less subject to the risks of prepayment than are other types of mortgage-backed securities.

     Stripped Mortgage  Securities.  Stripped mortgage securities are derivative multiclass  mortgage  securities.  Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. government,  or by private originators of, or investors in, mortgage loans,  including  savings and loan  associations,
mortgage  banks,   commercial  banks,   investment  banks  and  special  purpose
subsidiaries  of  the  foregoing.  Stripped  mortgage  securities  have  greater volatility than other types of mortgage  securities.  Although stripped mortgage securities are purchased and sold by  institutional  investors  through  several investment  banking  firms  acting as  brokers or  dealers,  the market for such securities  has not yet been fully  developed.  Accordingly,  stripped  mortgage securities are generally illiquid.

     Stripped  mortgage  securities are  structured  with two or more classes of securities  that receive  different  proportions  of the interest and  principal distributions on a pool of mortgage  assets. A common type of stripped  mortgage security  will have at least one class  receiving  only a small  portion  of the interest and a larger portion of the principal from the mortgage  assets,  while the other class will receive primarily  interest and only a small portion of the principal.  In the most extreme case, one class will receive all of the interest
("IO" or interest-only), while the other class will receive the entire principal
("PO" or  principal-only  class).  The yield to maturity  on IOs,  POs and other mortgage-backed  securities  that are  purchased  at a  substantial  premium  or discount  generally  are  extremely  sensitive not only to changes in prevailing
interest  rates  but  also  to  the  rate  of  principal   payments   (including
prepayments)  on the related  underlying  mortgage  assets,  and a rapid rate of principal  payments may have a material adverse effect on such securities' yield
to  maturity.   If  the  underlying  mortgage  assets  experience  greater  than anticipated  prepayments  of  principal,  the Fund may fail to fully  recoup its initial  investment in these securities even if the securities have received the highest rating by a NRSRO.

     In addition to the stripped mortgage  securities  described above,  certain
Funds may invest in similar  securities  such as Super POs and Levered IOs which are more volatile than POs, IOs and IOettes.  Risks  associated with instruments such as Super POs are similar in nature to those risks related to investments in
POs. IOettes  represent the right to receive interest  payments on an underlying pool of mortgages with similar risks as those  associated  with IOs. Unlike IOs, the owner also has the right to receive a very small  portion of the  principal.
Risks  connected  with  Levered  IOs and  IOettes are similar in nature to those associated  with IOs.  Such Funds may also invest in other  similar  instruments developed  in  the  future  that  are  deemed  consistent  with  its  investment objective,  policies and restrictions.  See "Additional  General Tax Information
For All Funds" in this Statement of Additional Information.

     A Fund may also purchase  stripped  mortgage-backed  securities for hedging purposes to protect that Fund against interest rate  fluctuations.  For example, since an IO will tend to  increase in value as  interest  rates rise,  it may be utilized to hedge against a decrease in value of other  fixed-income  securities in a rising interest rate environment.

     With  respect to IOs,  if the  underlying  mortgage  securities  experience greater than anticipated  prepayments of principal,  the Fund may fail to recoup fully its initial  investment in these  securities  even if the  securities  are rated  in the  highest  rating  category  by a NRSRO.  Stripped  mortgage-backed securities may exhibit  greater price  volatility  than ordinary debt securities because of the manner in which their  principal  and  interest  are  returned to investors.  The  market  value of the class  consisting  entirely  of  principal payments can be extremely volatile in response to changes in interest rates. The yields on stripped  mortgage-backed  securities  that receive all or most of the
interest  are  generally   higher  than   prevailing   market  yields  on  other
mortgage-backed  obligations  because their cash flow patterns are also volatile and  there is a  greater  risk  that the  initial  investment  will not be fully recouped. The market for CMOs and other stripped mortgage-backed  securities may be less  liquid if these  securities  lose their value as a result of changes in interest  rates;  in that  case,  a Fund may have  difficulty  in  selling  such securities.

     Private  Activity and Industrial  Development  Bonds.  Private activity and industrial  development  bonds are obligations  issued by or on behalf of public authorities  to raise  money to  finance  various  privately  owned or  operated facilities  for business  and  manufacturing,  housing,  sports,  and  pollution control.  These  bonds  are  also  used to  finance  public  facilities  such as airports,  mass  transit  systems,  ports,  parking,  and sewage and solid waste disposal  facilities,  as well as certain  other  facilities  or  projects.  The payment of the  principal  and  interest  on such bonds is  generally  dependent solely on the ability of the facility's  user to meet its financial  obligations and the pledge,  if any, of real and  personal  property so financed as security for such payment.

     Put Bonds. "Put" bonds are securities  (including  securities with variable interest  rates)  that may be sold back to the  issuer of the  security  at face value at the option of the holder  prior to their  stated  maturity.  The Fund's adviser or a subadviser  intends to purchase  only those put bonds for which the put option is an integral part of the security as originally  issued. The option to "put" the bond back to the issuer  prior to the  stated  final  maturity  can cushion the price  decline of the bond in a rising  interest  rate  environment.
However,  the premium paid, if any, for an option to put will have the effect of reducing the yield otherwise payable on the underlying security. For the purpose of determining  the "maturity" of securities  purchased  subject to an option to put, and for the purpose of determining the dollar weighted  average maturity of a Fund holding such  securities,  the Fund will  consider  "maturity"  to be the first date on which it has the right to demand payment from the issuer.

     Brady Bonds. Brady Bonds are debt securities, generally denominated in U.S.
dollars,  issued  under the  framework  of the Brady Plan.  The Brady Plan is an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor  nations to  restructure  their  outstanding  external commercial bank indebtedness. In restructuring its external debt under the Brady
Plan  framework,  a debtor nation  negotiates  with its existing bank lenders as
well  as  multilateral   institutions  such  as  the   International   Bank  for
Reconstruction and Development (the "World Bank") and the International Monetary
Fund (the "IMF").  The Brady Plan framework,  as it has developed,  contemplates the  exchange of external  commercial  bank debt for newly issued bonds known as
"Brady  Bonds."  Brady  Bonds may also be issued in respect  of new money  being advanced by existing  lenders in  connection  with the debt  restructuring.  The
World Bank and/or the IMF support the  restructuring by providing funds pursuant to loan  agreements  or other  arrangements  that  enable the  debtor  nation to collateralize  the new Brady Bonds or to repurchase  outstanding  bank debt at a discount.  Under these  arrangements  with the World Bank and/or the IMF, debtor nations have been required to agree to the  implementation  of certain  domestic monetary and fiscal reforms.  Such reforms have included the  liberalization  of trade and foreign investment,  the privatization of state-owned  enterprises and the setting of targets for public  spending and  borrowing.  These  policies and programs seek to promote the debtor  country's  economic growth and development.
Investors  should  also  recognize  that the Brady Plan only sets forth  general guiding  principles for economic  reform and debt  reduction,  emphasizing  that solutions must be negotiated on a case-by-case  basis between debtor nations and their  creditors.  A Fund's  adviser or  subadviser  may believe  that  economic reforms  undertaken by countries in connection  with the issuance of Brady Bonds may make the debt of  countries  which have  issued or have  announced  plans to issue Brady Bonds an attractive  opportunity for investment.  However, there can be no assurance that the adviser or the subadviser's  expectations  with respect to Brady Bonds will be realized.

     Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service  reduction through specific options negotiated by a debtor nation with its creditors.  As a result,  the financial packages offered by each country  differ.  The types of options have included the exchange of outstanding commercial  bank debt for bonds  issued at 100% of face value of such debt which carry a  below-market  stated rate of interest  (generally  known as par bonds), bonds issued at a discount from the face value of such debt (generally  known as discount  bonds),  bonds bearing an interest rate which  increases over time and bonds issued in exchange for the  advancement of new money by existing  lenders.
Regardless  of the stated  face amount and stated  interest  rate of the various types  of Brady  Bonds,  the  applicable  Funds  will  purchase  Brady  Bonds in secondary  markets,  as  described  below,  in which  the price and yield to the investor reflect market  conditions at the time of purchase.  Certain  sovereign bonds are entitled to "value recovery payments" in certain circumstances,  which in effect  constitute  supplemental  interest  payments  but  generally  are not collateralized. Certain Brady Bonds have been collateralized as to principal due date at maturity (typically 30 years from the date of issuance) by U.S. Treasury zero  coupon  bonds with a maturity  equal to the final  maturity  of such Brady
Bonds. The U.S.  Treasury bonds purchased as collateral for such Brady Bonds are financed  by the IMF,  the  World  Bank and the  debtor  nations'  reserves.  In
addition,   interest   payments   on  certain   types  of  Brady  Bonds  may  be
collateralized  by cash or  high-grade  securities  in  amounts  that  typically represent  between 12 and 18 months of interest  accruals  on these  instruments with the balance of the interest accruals being  uncollateralized.  In the event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations  held as  collateral  for  the  payment  of  principal  will  not be distributed  to investors,  nor will such  obligations  be sold and the proceeds distributed.  The  collateral  will  be  held  by the  collateral  agent  to the scheduled  maturity of the  defaulted  Brady  Bonds,  which will  continue to be outstanding,  at which  time the face  amount of the  collateral  will equal the principal  payments  that  would  have then  been due on the Brady  Bonds in the normal  course.  However,  in light of the residual risk of the Brady Bonds and, among other  factors,  the history of default  with respect to  commercial  bank loans  by  public  and  private  entities  of  countries  issuing  Brady  Bonds, investments in Brady Bonds are considered speculative. A Fund may purchase Brady
Bonds with no or limited  collateralization,  and,  for payment of interest  and
(except in the case of principal collateralized Brady Bonds) principal,  will be relying  primarily on the willingness  and ability of the foreign  government to make payment in accordance with the terms of the Brady Bonds.

     Municipal Securities.  Municipal securities include debt obligations issued by governmental  entities to obtain funds for various public  purposes,  such as the  construction  of a wide  range  of  public  facilities,  the  refunding  of outstanding  obligations,  the payment of general  operating  expenses,  and the extension of loans to other public institutions and facilities. Private activity bonds that are issued by or on behalf of public  authorities to finance  various privately-operated facilities are deemed to be municipal securities, only if the interest paid thereon is exempt from federal taxes. The Aberdeen Tax-Free Income
Fund will invest primarily in municipal securities.

     Other types of municipal  securities  include short-term General Obligation
Notes, Tax Anticipation  Notes, Bond Anticipation  Notes,  Revenue  Anticipation
Notes, Project Notes,  Tax-Exempt Commercial Paper,  Construction Loan Notes and
other forms of short-term  tax-exempt  loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other  revenues.  In addition,  the Aberdeen  Tax-Free Income
Fund may invest in other  types of  tax-exempt  instruments,  such as  municipal bonds, private activity bonds, and pollution control bonds.

     Project Notes are issued by a state or local housing agency and are sold by the  Department of Housing and Urban  Development.  While the issuing agency has the primary  obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States  through  agreements  with the issuing authority which provide that, if required,  the federal  government will lend the issuer an amount equal to the  principal of and interest on the Project
Notes.

     The two  principal  classifications  of  municipal  securities  consist  of
"general obligation" and "revenue" issues. The Aberdeen Tax-Free Income Fund may also acquire "moral  obligation"  issues,  which are normally  issued by special purpose  authorities.  There  are,  of  course,  variations  in the  quality  of municipal  securities,  both  within a  particular  classification  and  between classifications, and the yields on municipal securities depend upon a variety of factors,  including the financial condition of the issuer, general conditions of the municipal bond market,  the size of a particular  offering,  the maturity of the obligation and the rating of the issue. Ratings represent the opinions of an
NRSRO as to the  quality  of  municipal  securities.  It should  be  emphasized, however, that ratings are general and are not absolute standards of quality, and municipal  securities with the same maturity,  interest rate and rating may have different yields,  while municipal  securities of the same maturity and interest rate with different ratings may have the same yield.  Subsequent to purchase, an issue of municipal securities may cease to be rated or its rating may be reduced below the minimum rating  required for purchase.  The adviser will consider such an event in determining whether a Fund should continue to hold the obligation.

     An issuer's  obligations under its municipal  securities are subject to the provisions of  bankruptcy,  insolvency,  and other laws affecting the rights and remedies of creditors,  such as the federal  bankruptcy  code, and laws, if any, which may be enacted by Congress or state  legislatures  extending  the time for payment of principal or interest,  or both, or imposing other  constraints  upon the  enforcement of such  obligations or upon the ability of  municipalities  to levy taxes.  The power or ability of an issuer to meet its  obligations  for the payment  of  interest  on and  principal  of  its  municipal  securities  may be materially adversely affected by litigation or other conditions.

     Strip  Bonds.  Strip bonds are debt  securities  that are stripped of their interest (usually by a financial  intermediary) after the securities are issued.
The market value of these  securities  generally  fluctuates more in response to changes  in  interest  rates  than  interest  paying  securities  of  comparable maturity.

     Custodial Receipts.  Certain Funds may acquire U.S.  government  securities and their unmatured  interest  coupons that have been separated  ("stripped") by their holder,  typically a custodian bank or investment  brokerage firm.  Having separated  the  interest  coupons  from  the  underlying  principal  of the U.S.
government  securities,  the holder  will  resell  the  stripped  securities  in custodial receipt programs with a number of different names, including "Treasury
Income  Growth  Receipts"  ("TIGRs")  and  "Certificate  of Accrual on  Treasury
Securities"  ("CATS").  The  stripped  coupons  are  sold  separately  from  the underlying principal, which is usually sold at a deep discount because the buyer receives  only the right to receive a future  fixed  payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying
U.S.  Treasury bonds and notes  themselves are generally held in book-entry form at a Federal Reserve Bank.  Counsel to the underwriters of these certificates or other  evidences of ownership of U.S.  Treasury  securities have stated that, in their opinion,  purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. government  securities for federal tax and securities purposes. In the case of CATS and TIGRs, the Internal Revenue
Service  ("IRS") has reached this conclusion for the purpose of applying the tax diversification  requirements  applicable to regulated investment companies such as the Funds.  CATS and TIGRs are not considered U.S.  government  securities by the Staff of the  Securities  and  Exchange  Commission  (the  "SEC"),  however.
Further,  the IRS conclusion is contained only in a general counsel  memorandum, which is an internal document of no precedential  value or binding effect, and a private letter ruling, which also may not be relied upon by the Funds. The Trust is not aware of any binding legislative, judicial or administrative authority on this issue.

     TIPS Bonds.  TIPS are fixed-income  securities  issued by the U.S. Treasury whose  principal  value  is  periodically  adjusted  according  to the  rate  of inflation.  The U.S.  Treasury uses a structure that accrues  inflation into the principal  value of the bond.  Inflation-indexed  securities  issued by the U.S.
Treasury have  maturities of five, ten or thirty years,  although it is possible that securities with other  maturities will be issued in the future.  TIPS bonds typically pay interest on a semi-annual  basis,  equal to a fixed  percentage of
the   inflation-adjusted   amount.   For  example,   if  a  Fund   purchased  an
inflation-indexed  bond with a par value of $1,000  and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months was
1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest  payment would be $15.15 ($1,010 times 1.5%).  If inflation  during the second half of the year resulted in the whole year's inflation  equaling 3%, the end-of-year  par value of the bond would be $1,030  and the  second  semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

     If the periodic  adjustment rate measuring  inflation  falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest  payable  on these  securities  (calculated  with  respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S.  Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate.

     The value of  inflation-indexed  bonds is expected to change in response to changes in real  interest  rates.  Real  interest  rates in turn are tied to the
relationship   between  nominal  interest  rates  and  the  rate  of  inflation.
Therefore,  if  inflation  were to rise at a faster rate than  nominal  interest rates,  real interest  rates might  decline,  leading to an increase in value of inflation-indexed  bonds. In contrast,  if nominal interest rates increased at a faster  rate than  inflation,  real  interest  rates  might  rise,  leading to a decrease in value of inflation-indexed bonds.

     While  these  securities  are  expected  to  be  protected  from  long-term inflationary trends,  short-term increases in inflation may lead to a decline in value.  If interest rates rise due to reasons other than inflation (for example, due to changes in currency  exchange  rates),  investors in these securities may not be protected to the extent that the increase is not  reflected in the bond's inflation measure.

     The  periodic  adjustment  of U.S.  inflation-indexed  bonds is tied to the
Consumer Price Index for Urban Consumers ("CPI-U"),  which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food,  transportation and energy. There can be no assurance that the CPI-U will accurately measure the real rate of inflation in the prices of goods and services.

     Any increase in the principal amount of an  inflation-indexed  bond will be considered  taxable ordinary income,  even though investors do not receive their principal until maturity.

Money Market Instruments

Money market instruments may include the following types of instruments:

     o    obligations  issued or  guaranteed as to interest and principal by the
          U.S. government, its agencies, or instrumentalities,  or any federally chartered corporation, with remaining maturities of 397 days or less;
     o    obligations  of  sovereign   foreign   governments,   their  agencies,
          instrumentalities   and   political   subdivisions,   with   remaining
          maturities of 397 days or less;
     o    obligations of municipalities and states, their agencies and political subdivisions with remaining maturities of 397 days or less;
     o    asset-backed  commercial  paper  whose own rating or the rating of any guarantor is in one of the two highest categories of any NRSRO;
     o    repurchase agreements;
     o    bank or savings and loan obligations;
     o    commercial paper (including  asset-backed commercial paper), which are short-term  unsecured promissory notes issued by corporations in order to finance their current operations.  It may also be issued by foreign governments,  and states and municipalities.  Generally the commercial paper  or its  guarantor  will be  rated  within  the  top two  rating categories by a NRSRO, or if not rated, is issued and guaranteed as to payment of principal  and  interest by companies  which at the date of investment have a high quality outstanding debt issue;
     o    bank  loan  participation   agreements  representing   obligations  of
          corporations  having a high quality  short-term rating, at the date of investment, and under which the Fund will look to the creditworthiness of the lender bank,  which is obligated to make  payments of principal and  interest  on the  loan,  as  well as to  creditworthiness  of the borrower;
     o    high  quality  short-term  (maturity  in 397 days or  less)  corporate obligations, rated within the top two rating categories by a NRSRO or, if not rated,  deemed to be of  comparable  quality by the  applicable adviser or subadviser;
     o    extendable commercial notes, which differ from traditional  commercial paper because the issuer can extend the maturity of the note up to 397 days with the option to call the note any time  during  the  extension period; and
     o    unrated  short-term  (maturing  in 397 days or less) debt  obligations that are determined by a Fund's adviser to be of comparable quality to the securities described above.

Repurchase Agreements

     In connection  with the purchase by a Fund of a repurchase  agreement  from member banks of the Federal  Reserve  System or certain  non-bank  dealers,  the
Fund's  custodian,  or a subcustodian,  will have custody of, and will segregate securities  acquired  by the Fund under such  repurchase  agreement.  Repurchase agreements  are  contracts  under  which the buyer of a security  simultaneously commits to resell the security to the seller at an  agreed-upon  price and date.
Repurchase  agreements are considered by the staff of the SEC to be loans by the
Fund.  Repurchase  agreements  may be entered into with respect to securities of the type in which the Fund may invest or  government  securities  regardless  of their  remaining  maturities,  and will require that  additional  securities  be deposited  with  a  Fund's  custodian  or  sub-custodian  if  the  value  of the securities purchased should decrease below resale price.  Repurchase  agreements involve  certain risks in the event of default or insolvency by the other party, including  possible delays or  restrictions  upon a Fund's ability to dispose of the underlying  securities,  the risk of a possible  decline in the value of the underlying  securities  during  the  period in which a Fund  seeks to assert its rights to them, the risk of incurring  expenses  associated with asserting those rights  and the risk of losing  all or part of the  income  from the  repurchase agreement.  A Fund's adviser or subadviser reviews the creditworthiness of those banks and non-bank dealers with which the Funds enter into repurchase agreements to evaluate these risks.

Bank Obligations

     Bank obligations that may be purchased by the Funds include certificates of deposit,  bankers' acceptances and fixed time deposits. A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either  interest-bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower,  usually in connection with an international commercial transaction.
The  borrower  is  liable  for  payment  as is the bank,  which  unconditionally guarantees to pay the draft at its face amount on the maturity date.  Fixed time deposits are  obligations  of branches of U.S.  banks or foreign banks which are payable at a stated  maturity  date and bear a fixed rate of interest.  Although fixed time deposits do not have a market, there are no contractual  restrictions on the right to transfer a beneficial interest in the deposit to a third party.

     Bank  obligations  may be general  obligations of the parent bank or may be limited to the issuing  branch by the terms of the  specific  obligations  or by government  regulation.  Bank  obligations  may  be  issued  by  domestic  banks
(including  their  branches  located  outside the United  States),  domestic and foreign branches of foreign banks and savings and loan associations.

     Eurodollar  and  Yankee   Obligations.   Eurodollar  bank  obligations  are
dollar-denominated  certificates of deposit and time deposits issued outside the
U.S.  capital  markets by foreign  branches of U.S.  banks and by foreign banks.
Yankee bank obligations are  dollar-denominated  obligations  issued in the U.S.
capital markets by foreign banks.

     Eurodollar and Yankee bank  obligations  are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk.
Additionally,  Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain  sovereign  risks and other  risks  associated  with  foreign investments.  One such risk is the  possibility  that a sovereign  country might prevent  capital,  in the form of dollars,  from flowing  across their  borders.
Other risks include: adverse political and economic developments; the extent and quality of government  regulation  of financial  markets and  institutions;  the
imposition   of   foreign   withholding   taxes,   and  the   expropriation   or
nationalization  of  foreign  issues.   However,   Eurodollar  and  Yankee  bank
obligations  held in a Fund will  undergo the same  credit  analysis as domestic issuers  in which the Fund  invests,  and will have at least the same  financial strength as the domestic issuers approved for the Fund.

When-Issued Securities And Delayed-Delivery Transactions

     When  securities  are purchased on a  "when-issued"  basis or purchased for delayed  delivery,  then payment and delivery occur beyond the normal settlement date at a stated  price and  yield.  When-issued  transactions  normally  settle within  45 days.  The  payment  obligation  and the  interest  rate that will be received on  when-issued  securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a  when-issued  or  delayed-delivery  basis,  the  yields  obtained  on  such securities may be higher or lower than the yields available in the market on the dates when the investments are actually  delivered to the buyers.  The greater a
Fund's outstanding commitments for these securities, the greater the exposure to potential  fluctuations in the net asset value of a Fund. Purchasing when-issued or delayed-delivery securities may involve the additional risk that the yield or market price  available in the market when the delivery  occurs may be higher or the market price lower than that obtained at the time of commitment.

     When a Fund agrees to purchase when-issued or delayed-delivery  securities, to the extent  required by the SEC,  its  custodian  will set aside  permissible liquid  assets equal to the amount of the  commitment  in a segregated  account.
Normally,  the  custodian  will set  aside  portfolio  securities  to  satisfy a purchase commitment,  and in such a case a Fund may be required  subsequently to place  additional  assets in the segregated  account in order to ensure that the value of the account remains equal to the amount of such Fund's  commitment.  It may be expected  that the Fund's net assets will  fluctuate to a greater  degree when it sets aside portfolio  securities to cover such purchase commitments than when it sets aside cash.  In  addition,  because the Fund will set aside cash or liquid  portfolio  securities to satisfy its purchase  commitments in the manner described  above,  such  Fund's  liquidity  and the  ability  of its  adviser or subadviser  to manage it might be  affected  in the  event  its  commitments  to purchase  "when-issued"  securities  ever  exceed  25% of the value of its total assets. Under normal market conditions, however, a Fund's commitment to purchase
"when-issued" or "delayed-delivery"  securities will not exceed 25% of the value of its total  assets.  When a Fund engages in  when-issued  or  delayed-delivery transactions,  it relies on the other party to consummate the trade.  Failure of the  seller  to do so may  result  in a Fund  incurring  a loss  or  missing  an opportunity to obtain a price considered to be advantageous.

Standby Commitment Agreements

     These agreements  commit a Fund, for a stated period of time, to purchase a stated amount of fixed income securities that may be issued and sold to the Fund at the option of the  issuer.  The price and coupon of the  security is fixed at the time of the commitment.  At the time of entering into the agreement the Fund is  paid a  commitment  fee,  regardless  of  whether  or not  the  security  is ultimately issued. Funds enter into such agreements for the purpose of investing in the  security  underlying  the  commitment  at a  yield  and  price  that  is considered advantageous to the Fund.

     There  can  be no  assurance  that  the  securities  subject  to a  standby commitment  will be issued  and the value of the  security,  if  issued,  on the delivery date may be more or less than its purchase price. Since the issuance of the security  underlying the  commitment is at the option of the issuer,  a Fund may bear the risk of a decline in the value of such security and may not benefit from  appreciation in the value of the security during the commitment  period if the security is not ultimately issued.

     The purchase of a security  subject to a standby  commitment  agreement and the related  commitment  fee will be recorded on the date on which the  security can  reasonably  be expected to be issued,  and the value of the  security  will thereafter be reflected in the calculation of a Fund's net asset value. The cost basis of the security will be adjusted by the amount of the  commitment  fee. In the event the  security is not issued,  the  commitment  fee will be recorded as income on the expiration date of the standby commitment.

Lending Portfolio Securities

     Each Fund may lend its portfolio  securities to brokers,  dealers and other financial  institutions,  provided it receives collateral,  with respect to each loan of U.S.  securities,  equal to at least 102% of the value of the  portfolio securities  loaned,  and,  with  respect  to each loan of  non-U.S.  securities, collateral of at least 105% of the value of the portfolio securities loaned, and at all times  thereafter  shall  require  the  borrower  to mark to market  such collateral on a daily basis so that the market value of such collateral does not fall below 100% of the market value of the portfolio  securities  so loaned.  By lending its  portfolio  securities,  a Fund can increase its income  through the investment of the collateral.  For the purposes of this policy, a Fund considers collateral  consisting of cash, U.S. government  securities or letters of credit issued by banks whose  securities meet the standards for investment by a Fund to be the equivalent of cash.  From time to time, a Fund may return to the borrower or a third  party  which is  unaffiliated  with it,  and  which is  acting  as a
"placing  broker,"  a  part  of the  interest  earned  from  the  investment  of collateral received for securities loaned.

     The SEC  currently  requires  that  the  following  conditions  must be met whenever  portfolio  securities  are loaned:  (1) a Fund must  receive  from the borrower  collateral  equal  to at  least  100% of the  value  of the  portfolio securities loaned;  (2) the borrower must increase such collateral  whenever the market value of the securities  loaned rises above the level of such collateral;
(3) a Fund  must be able to  terminate  the loan at any  time;  (4) a Fund  must receive reasonable  interest on the loan, as well as any dividends,  interest or other distributions payable on the loaned securities, and any increase in market value; (5) a Fund may pay only reasonable  custodian fees in connection with the loan;  and (6) while any voting rights on the loaned  securities may pass to the borrower,  a Fund's  board of trustees  must be able to  terminate  the loan and regain the right to vote the securities if a material event adversely  affecting the investment occurs.  These conditions may be subject to future  modification.
Loan  agreements  involve certain risks in the event of default or insolvency of the other  party  including  possible  delays or  restrictions  upon the  Fund's ability to recover the loaned  securities or dispose of the  collateral  for the loan.

     Investment of Securities Lending Collateral. The collateral received from a borrower as a result of a Fund's securities  lending  activities will be used to purchase  both  fixed-income  securities  and other  securities  with  debt-like characteristics  that are rated A1 or P1 on a fixed rate or floating rate basis, including:  bank obligations;  commercial paper; investment agreements,  funding agreements,  or guaranteed investment contracts entered into with, or guaranteed by an insurance company;  loan participations;  master notes; medium term notes;
repurchase agreements; and U.S. government securities. Except for the investment agreements,  funding agreements or guaranteed investment contracts guaranteed by an insurance  company,  master notes, and medium term notes (which are described below),  these  types  of  investments  are  described  elsewhere  in  the  SAI.
Collateral  may also be invested  in a money  market  mutual fund or  short-term collective investment trust.

     Investment  agreements,   funding  agreements,   or  guaranteed  investment
contracts  entered  into  with,  or  guaranteed  by  an  insurance  company  are agreements  where an insurance  company either  provides for the investment of a
Fund's  assets  or  provides  for a  minimum  guaranteed  rate of  return to the investor.

     Master notes are promissory  notes issued usually with large,  creditworthy broker-dealers  on either a fixed rate or floating rate basis.  Master notes may or may not be  collateralized  by underlying  securities.  If the master note is issued  by an  unrated  subsidiary  of a  broker-dealer,  then an  unconditional guarantee is provided by the issuer's parent.

     Medium  term  notes are  unsecured,  continuously  offered  corporate  debt obligations.  Although medium term notes may be offered with a maturity from one to ten years, in the context of securities lending  collateral,  the maturity of the medium term note will not generally exceed two years.

Indexed Securities

     Certain Funds may invest in securities  whose potential  return is based on the change in  particular  measurements  of value or rates (an  "index").  As an illustration,  the Funds may invest in a debt  security  that pays  interest and returns  principal  based on the change in the value of a securities  index or a basket of securities. If a Fund invests in such securities, it may be subject to reduced or eliminated  interest payments or loss of principal in the event of an adverse movement in the relevant index.

Small Company and Emerging Growth Stocks

     Investing in  securities  of  small-sized,  including  micro-capitalization companies  and  emerging  growth  companies,  may  involve  greater  risks  than investing  in the  stocks  of  larger,  more  established  companies,  including possible  risk  of  loss.  Also,  because  these  securities  may  have  limited marketability, their prices may be more volatile than securities of larger, more established companies or the market averages in general. Because small-sized and emerging growth  companies  normally have fewer shares  outstanding  than larger companies,  it may be  more  difficult  for a Fund  to buy or  sell  significant numbers of such  shares  without an  unfavorable  impact on  prevailing  prices.
Small-sized  and  emerging  growth  companies  may have limited  product  lines, markets or  financial  resources  and may lack  management  depth.  In addition, small-sized  and  emerging  growth  companies  are  typically  subject  to wider variations in earnings and business prospects than are larger,  more established companies.  There is typically less publicly  available  information  concerning small-sized  and emerging  growth  companies than for larger,  more  established ones.

Special Situation Companies

     "Special  situation  companies"  include  those  involved  in an  actual or prospective  acquisition  or  consolidation;  reorganization;  recapitalization;
merger,  liquidation  or  distribution  of cash,  securities or other assets;  a tender or  exchange  offer;  a breakup  or  workout  of a  holding  company;  or litigation  which,  if  resolved  favorably,  would  improve  the  value  of the company's stock. If the actual or prospective  situation does not materialize as anticipated, the market price of the securities of a "special situation company"
may decline  significantly.  Therefore,  an  investment in a Fund that invests a significant  portion of its  assets in these  securities  may  involve a greater degree of risk than an  investment  in other  mutual  funds that seek  long-term growth of capital by investing in better-known, larger companies. The adviser or subadviser  of  such a Fund  believes,  however,  that if it  analyzes  "special situation  companies" carefully and invests in the securities of these companies at the appropriate  time, the Fund may achieve  capital growth.  There can be no assurance  however,  that a special  situation  that exists at the time the Fund makes its  investment  will be  consummated  under the terms and within the time period contemplated, if it is consummated at all.

Foreign Securities

     Investing in foreign  securities  (including  through the use of depositary receipts)  involves  certain  special  considerations  which  typically  are not associated  with  investing in United States  securities.  Since  investments in foreign  companies  will  frequently be denominated in the currencies of foreign countries (these securities are translated into U.S. dollars on a daily basis in order to value a Fund's shares),  and since a Fund may hold securities and funds in foreign  currencies,  a Fund may be  affected  favorably  or  unfavorably  by changes in currency rates and in exchange control  regulations,  if any, and may incur costs in connection  with  conversions  between various  currencies.  Most foreign stock markets,  while growing in volume of trading  activity,  have less volume  than  the New  York  Stock  Exchange,  and  securities  of some  foreign companies  are less  liquid and more  volatile  than  securities  of  comparable domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than in the United  States  and, at times,  volatility  of price can be greater  than in the United  States.  Fixed  commissions  on foreign  securities exchanges  are generally  higher than  negotiated  commissions  on United States exchanges,  although  each Fund  endeavors  to achieve  the most  favorable  net results  on its  portfolio  transactions.  There is  generally  less  government supervision and regulation of securities exchanges, brokers and listed companies in foreign  countries  than in the United States.  In addition,  with respect to certain  foreign  countries,  there  is  the  possibility  of  exchange  control restrictions, expropriation or confiscatory taxation, and political, economic or
social   instability,   which  could  affect  investments  in  those  countries.
Expropriation  of assets refers to the  possibility  that a country's  laws will prohibit  the  return  to the  United  States  of any  monies,  which a Fund has invested in the country. Foreign securities,  such as those purchased by a Fund, may be  subject to foreign  government  taxes,  higher  custodian  fees,  higher brokerage  costs and  dividend  collection  fees which could reduce the yield on such securities.

     Foreign economies may differ favorably or unfavorably from the U.S. economy in  various  respects,  including  growth of gross  domestic  product,  rates of
inflation,    currency    depreciation,    capital    reinvestment,     resource
self-sufficiency, and balance of payments positions. Many foreign securities are less liquid and their prices more volatile than comparable U.S. securities. From time to time,  foreign  securities may be difficult to liquidate rapidly without adverse price effects.

     Investment in Companies in Developing  Countries.  Investments  may be made from time to time in companies in  developing  countries as well as in developed countries.  Although there is no universally accepted  definition,  a developing country is generally  considered to be a country which is in the initial  stages of industrialization.  Shareholders should be aware that investing in the equity and fixed income markets of developing  countries  involves exposure to unstable governments,  economies based on only a few industries,  and securities  markets which  trade a small  number of  securities.  Securities  markets of  developing countries  tend to be more  volatile  than the markets of  developed  countries;
however, such markets have in the past provided the opportunity for higher rates of return to investors.

     The value and  liquidity of  investments  in  developing  countries  may be affected favorably or unfavorably by political,  economic, fiscal, regulatory or other  developments  in the  particular  countries or neighboring  regions.  The extent  of  economic  development,  political  stability  and  market  depth  of different  countries  varies  widely.  Certain  countries  in the  Asia  region, including Cambodia, China, Laos, Indonesia, Malaysia, the Philippines, Thailand,
and Vietnam  are either  comparatively  underdeveloped  or are in the process of becoming  developed.  Such investments  typically  involve greater potential for gain or loss than investments in securities of issuers in developed countries.

     The securities markets in developing  countries are substantially  smaller, less liquid and more  volatile than the major  securities  markets in the United
States. A high proportion of the shares of many issuers may be held by a limited number of  persons  and  financial  institutions,  which may limit the number of shares  available for investment by a Fund.  Similarly,  volume and liquidity in the bond markets in developing countries are less than in the United States and, at times,  price  volatility can be greater than in the United States. A limited number of issuers in developing  countries'  securities  markets may represent a disproportionately large percentage of market capitalization and trading volume.
The limited  liquidity of securities  markets in  developing  countries may also affect the Fund's  ability to acquire or dispose of  securities at the price and time it wishes to do so. Accordingly, during periods of rising securities prices in the more illiquid securities markets, the Fund's ability to participate fully in such price increases may be limited by its investment policy of investing not more than 15% of its total net assets in illiquid  securities.  Conversely,  the
Fund's inability to dispose fully and promptly of positions in declining markets will  cause the  Fund's  net asset  value to  decline as the value of the unsold positions  is  marked  to lower  prices.  In  addition,  securities  markets  in developing  countries are  susceptible  to being  influenced by large  investors trading significant blocks of securities.

     Political and economic  structures in many such countries may be undergoing significant  evolution and rapid  development,  and such  countries may lack the social,  political and economic  stability  characteristic of the United States.
Certain of such countries have in the past failed to recognize  private property rights  and have at times  nationalized  or  expropriated  the assets of private companies.  As a  result,  the risks  described  above,  including  the risks of nationalization  or  expropriation  of assets,  may be heightened.  In addition, unanticipated  political  or social  developments  may  affect  the value of the
Fund's  investments  in  those  countries  and the  availability  to the Fund of additional investments in those countries.

     Economies of developing  countries may differ favorably or unfavorably from the United States'  economy in such respects as rate of growth of gross national product, rate of inflation, capital reinvestment,  resource self-sufficiency and balance of payments  position.  As  export-driven  economies,  the  economies of countries in the Asia Region are affected by  developments  in the  economies of their  principal  trading  partners.  Hong Kong,  Japan and Taiwan have  limited natural  resources,  resulting in dependence on foreign  sources for certain raw materials and economic vulnerability to global fluctuations of price and supply.

     Certain  developing  countries do not have  comprehensive  systems of laws, although substantial changes have occurred in many such countries in this regard in recent years.  Laws regarding  fiduciary duties of officers and directors and the protection of shareholders  may not be well  developed.  Even where adequate law exists in such  developing  countries,  it may be impossible to obtain swift and equitable  enforcement of such law, or to obtain enforcement of the judgment by a court of another jurisdiction.

     Trading in futures contracts on foreign commodity  exchanges may be subject to the same or similar risks as trading in foreign securities.

     Depositary  Receipts. A Fund may invest in foreign securities by purchasing depositary receipts,  including American Depositary Receipts ("ADRs"),  European
Depositary  Receipts ("EDRs") and Global  Depositary  Receipts ("GDRs") or other securities  convertible  into securities of issuers based in foreign  countries.
These  securities may not necessarily be denominated in the same currency as the securities  into which they may be  converted.  Generally,  ADRs,  in registered form,  are  denominated  in U.S.  dollars and are  designed  for use in the U.S.
securities  markets,  GDRs,  in bearer  form,  are issued and  designed  for use outside the United States and EDRs (also referred to as  Continental  Depositary
Receipts  ("CDRs")),  in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company  evidencing  ownership of the  underlying securities.  EDRs are European receipts evidencing a similar  arrangement.  GDRs are  receipts  typically  issued by  non-U.S.  banks and  trust  companies  that evidence ownership of either foreign or domestic  securities.  For purposes of a
Fund's  investment  policies,  ADRs,  GDRs and EDRs are  deemed to have the same classification as the underlying securities they represent. Thus, an ADR, GDR or
EDR representing ownership of common stock will be treated as common stock.

     A  Fund  may  invest  in  depositary   receipts   through   "sponsored"  or
"unsponsored" facilities.  While ADRs issued under these two types of facilities are in some respects  similar,  there are distinctions  between them relating to the  rights  and  obligations  of  ADR  holders  and  the  practices  of  market participants.

     A depositary may establish an unsponsored facility without participation by
(or  even   necessarily  the  acquiescence  of)  the  issuer  of  the  deposited securities, although typically the depositary requests a letter of non-objection from  such  issuer  prior  to the  establishment  of the  facility.  Holders  of unsponsored ADRs generally bear all the costs of such facilities. The depositary
usually   charges  fees  upon  the  deposit  and  withdrawal  of  the  deposited securities,  the conversion of dividends into U.S.  dollars,  the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to pass through voting rights to ADR holders in respect of the deposited  securities.  In addition,  an unsponsored  facility is generally not  obligated to  distribute  communications received  from the issuer of the deposited  securities  or to disclose  material information  about  such  issuer  in  the  U.S.  and  thus  there  may  not be a correlation  between such  information  and the market  value of the  depositary receipts. Unsponsored ADRs tend to be less liquid than sponsored ADRs.

     Sponsored  ADR  facilities  are  created in  generally  the same  manner as unsponsored  facilities,  except  that the  issuer of the  deposited  securities enters into a deposit agreement with the depositary.  The deposit agreement sets out the rights and  responsibilities of the issuer, the depositary,  and the ADR holders.  With  sponsored  facilities,  the issuer of the  deposited  securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the  depositary),  although ADR holders continue to bear certain other  costs  (such as deposit  and  withdrawal  fees).  Under the terms of most sponsored arrangements,  depositaries agree to distribute notices of shareholder meetings and voting instructions,  and to provide shareholder communications and other  information  to the ADR  holders  at the  request  of the  issuer  of the deposited securities.

     Foreign  Sovereign  Debt.  Certain  Funds  may  invest  in  sovereign  debt obligations issued by foreign governments.  To the extent that a Fund invests in obligations issued by developing or emerging markets,  these investments involve additional risks. Sovereign obligors in developing and emerging market countries are among the world's largest debtors to commercial  banks,  other  governments, international financial  organizations and other financial  institutions.  These obligors  have in the past  experienced  substantial  difficulties  in servicing their external debt  obligations,  which led to defaults on certain  obligations and the restructuring of certain indebtedness.  Restructuring  arrangements have included,  among other things,  reducing and rescheduling interest and principal
payments  by  negotiating  new  or  amended  credit   agreements  or  converting
outstanding  principal  and unpaid  interest to Brady Bonds,  and  obtaining new credit for finance interest payments.  Holders of certain foreign sovereign debt securities  may be  requested  to  participate  in  the  restructuring  of  such obligations  and to  extend  further  loans to their  issuers.  There  can be no assurance that the foreign  sovereign debt securities in which a Fund may invest will not be subject to similar restructuring arrangements or to requests for new credit which may  adversely  affect the Fund's  holdings.  Furthermore,  certain participants in the secondary  market for such debt may be directly  involved in negotiating  the terms of these  arrangements  and may therefore  have access to information not available to other market participants.

     Equity Linked Notes. An equity-linked  note is a note whose  performance is tied to a single  stock or a basket of stocks.  Upon the  maturity  of the note, generally  the  holder  receives  a return  of  principal  based on the  capital appreciation of the underlying linked securities.  The terms of an equity-linked note may also provide for the periodic  interest payments to holders at either a fixed or floating rate. Equity-linked notes will be considered equity securities for purposes of a Fund's investment objective and strategies.

     The  price  of an  equity-linked  note is  derived  from  the  value of the underlying  linked  securities.  The  level  and  type of risk  involved  in the purchase of an  equity-linked  note by a Fund is similar to the risk involved in the purchase of the  underlying  security or other emerging  market  securities.
Such notes therefore may be considered to have  speculative  elements.  However, equity-linked notes are also dependent on the individual credit of the issuer of the note,  which may be a trust or other  special  purpose  vehicle  or  finance subsidiary  established by a major financial institution for the limited purpose of issuing the note. Like other  structured  products,  equity-linked  notes are frequently secured by collateral  consisting of a combination of debt or related equity  securities to which payments under the notes are linked.  If so secured, the Fund would look to this underlying  collateral for satisfaction of claims in the event that the issuer of an equity-linked  note defaulted under the terms of the note.

     Equity-linked  notes are often  privately  placed and may not be rated,  in which case a Fund will be more dependent on the ability of the Fund's adviser or subadviser  to  evaluate  the  creditworthiness  of the issuer,  the  underlying security, any collateral features of the note, and the potential for loss due to market and other factors.  Ratings of issuers of equity-linked  notes refer only to the  creditworthiness  of the  issuer  and  strength  of  related  collateral arrangements or other credit supports,  and do not take into account, or attempt to rate, any potential risks of the underlying linked securities. Depending upon the law of the  jurisdiction  in which an  issuer is  organized  and the note is issued,  in the event of  default,  the Fund may incur  additional  expenses  in seeking recovery under an equity-linked  note, and may have more limited methods of legal recourse in attempting to do so.

     As with any investment, the Fund can lose the entire amount it has invested in an equity-linked  note. The secondary market for  equity-linked  notes may be limited. The lack of a liquid secondary market may have an adverse effect on the ability of a Fund to accurately value the  equity-linked  note in its portfolio, and may make disposal of such securities more difficult for the Fund.

Foreign Commercial Paper

     A Fund may invest in commercial  paper which is indexed to certain specific foreign currency exchange rates. The terms of such commercial paper provide that its principal  amount is adjusted  upwards or downwards  (but not below zero) at maturity to reflect  changes in the exchange rate between two  currencies  while the obligation is outstanding.  A Fund will purchase such commercial  paper with the currency in which it is denominated and, at maturity,  will receive interest and principal  payments  thereon in that  currency,  but the amount or principal payable by the issuer at maturity  will change in  proportion  to the change (if any) in the exchange rate between two specified  currencies between the date the instrument is issued and the date the instrument matures.  While such commercial paper entails the risk of loss of principal,  the potential for realizing  gains as a result of changes in foreign currency exchange rate enables a Fund to hedge or  cross-hedge  against  a  decline  in the U.S.  dollar  value of  investments denominated in foreign  currencies  while  providing an attractive  money market rate of return.  A Fund will purchase such commercial paper for hedging purposes only,  not for  speculation.  The Funds  believe  that such  investments  do not involve the creation of a senior  security,  but  nevertheless  will establish a segregated  account with respect to its  investments  in this type of commercial paper and maintain in such account cash not  available  for  investment or other liquid  assets  having  a value  equal  to the  aggregate  principal  amount  of outstanding commercial paper of this type.

Real Estate Investment Trusts

     Although  no Fund will invest in real estate  directly,  certain  Funds may invest in securities of real estate  investment  trusts ("REITs") and other real estate industry  companies or companies with substantial real estate investments and,  as a result,  such Fund may be subject to certain  risks  associated  with direct  ownership  of real estate and with the real estate  industry in general.
These  risks  include,  among  others:  possible  declines  in the value of real estate;  possible lack of availability of mortgage funds;  extended vacancies of
properties;   risks   related  to  general   and  local   economic   conditions;
overbuilding;  increases in competition,  property taxes and operating expenses;
changes in zoning laws;  costs  resulting from the clean-up of, and liability to third parties for damages resulting from,  environmental  problems;  casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters;  limitations  on and  variations  in rents;  and  changes in interest rates.

     REITs are pooled  investment  vehicles  which  invest  primarily  in income producing  real  estate or real estate  related  loans or  interests.  REITs are generally  classified as equity REITs,  mortgage  REITs or hybrid REITs.  Equity
REITs invest the majority of their assets  directly in real  property and derive income  primarily  from the  collection of rents.  Equity REITs can also realize capital gains by selling  properties  that have  appreciated in value.  Mortgage
REITs invest the majority of their  assets in real estate  mortgages  and derive income  from the  collection  of interest  payments.  Hybrid  REITs  combine the investment strategies of equity REITs and mortgage REITs. REITs are not taxed on
income   distributed   to   shareholders   provided  they  comply  with  several
requirements of the Internal Revenue Code of 1986, as amended (the "Code").

Convertible Securities

     Convertible securities are bonds,  debentures,  notes, preferred stocks, or other  securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular  period of time at a  specified  price or  formula.  Convertible  securities  have  general characteristics  similar to both debt  obligations  and equity  securities.  The value  of a  convertible  security  is a  function  of  its  "investment  value"
(determined  by its yield in comparison  with the yields of other  securities of comparable maturity and quality that do not have a conversion privilege) and its
"conversion value" (the security's worth, at market value, if converted into the underlying  common  stock).  The investment  value of a convertible  security is influenced by changes in interest  rates,  the credit standing of the issuer and other factors.  The market value of convertible  securities  tends to decline as interest  rates  increase and,  conversely,  tends to increase as interest rates decline.  The  conversion  value of a convertible  security is determined by the market price of the  underlying  common stock.  The market value of  convertible securities tends to vary with fluctuations in the market value of the underlying common stock and therefore  will react to  variations in the general  market for equity  securities.  If the  conversion  value is low relative to the investment value,  the price of the  convertible  security is governed  principally  by its investment value.  Generally,  the conversion value decreases as the convertible security approaches  maturity.  To the extent the market price of the underlying common  stock  approaches  or exceeds  the  conversion  price,  the price of the convertible security will be increasingly  influenced by its conversion value. A convertible  security generally will sell at a premium over its conversion value by the  extent  to which  investors  place  value on the  right to  acquire  the underlying  common  stock  while  holding  a fixed  income  security.  While  no securities  investments are without risk,  investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

     A convertible  security  entitles the holder to receive  interest  normally paid or  accrued  on debt or the  dividend  paid on  preferred  stock  until the
convertible   security  matures  or  is  redeemed,   converted,   or  exchanged.
Convertible  securities  have  unique  investment  characteristics  in that they generally  (i) have  higher  yields than common  stocks,  but lower  yields than comparable non-convertible  securities,  (ii) are less subject to fluctuation in value than the  underlying  stock since they have fixed income  characteristics, and (iii) provide the potential for capital  appreciation if the market price of the underlying common stock increases. Most convertible securities currently are
issued  by  U.S.  companies,   although  a  substantial  Eurodollar  convertible
securities  market has  developed,  and the markets for  convertible  securities denominated in local currencies are increasing.

     A  convertible  security may be subject to  redemption at the option of the
issuer  at  a  price  established  in  the  convertible   security's   governing
instrument. If a convertible security held by a Fund is called for redemption, a
Fund will be  required to permit the issuer to redeem the  security,  convert it into the underlying common stock, or sell it to a third party.

     Convertible  securities  generally  are  subordinated  to other similar but non-convertible  securities of the same issuer,  although  convertible bonds, as corporate debt obligations, generally enjoy seniority in right of payment to all equity securities,  and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, some convertible securities  typically  are  rated  below  investment  grade  or are  not  rated, depending on the general creditworthiness of the issuer.

     Certain Funds may also invest in zero coupon convertible  securities.  Zero coupon convertible securities are debt securities which are issued at a discount to their face amount and do not entitle the holder to any  periodic  payments of interest prior to maturity.  Rather,  interest earned on zero coupon convertible securities accretes at a stated yield until the security reaches its face amount at maturity.  Zero coupon convertible securities are convertible into a specific number of  shares  of the  issuer's  common  stock.  In  addition,  zero  coupon convertible  securities  usually have put features  that provide the holder with the  opportunity  to sell the  securities  back to the issuer at a stated  price before maturity. Generally, the prices of zero coupon convertible securities may be more  sensitive  to  market  interest  rate  fluctuations  then  conventional convertible  securities.  For more  information  about  zero  coupon  securities generally,  see "Zero Coupon  Securities,  Pay-In-Kind  Bonds ("PIK  Bonds") and
Deferred Payment Securities" below.

Warrants

     Warrants  are  securities   giving  the  holder  the  right,  but  not  the
obligation,  to buy the stock of an issuer at a given  price  (generally  higher than the  value of the  stock at the time of  issuance),  on a  specified  date, during a specified period, or perpetually.  Warrants may be acquired  separately or in connection with the acquisition of securities. Warrants acquired by a Fund in units or  attached  to  securities  are not  subject  to these  restrictions.
Warrants  do not carry with them the right to  dividends  or voting  rights with respect to the securities  that they entitle their holder to purchase,  and they do not represent any rights in the assets of the issuer.  As a result,  warrants may be considered more speculative  than certain other types of investments.  In addition,  the value of a warrant does not necessarily  change with the value of the  underlying  securities,  and a warrant  ceases  to have  value if it is not exercised prior to its expiration date.

Preferred Stock

     Preferred stocks,  like some debt obligations,  are generally  fixed-income securities.  Shareholders of preferred stocks normally have the right to receive dividends  at a fixed  rate  when  and as  declared  by the  issuer's  board  of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and all cumulative  dividends  usually must be paid prior to common  shareholders of common stock receiving any dividends.  Because preferred stock dividends must be paid before common stock dividends,  preferred stocks generally entail less risk than  common  stocks.  Upon  liquidation,  preferred  stocks are  entitled  to a specified  liquidation  preference,  which is  generally  the same as the par or stated  value,  and are senior in right of payment  to common  stock.  Preferred stocks are, however, equity securities in the sense that they do not represent a liability  of the  issuer  and,  therefore,  do not  offer as great a degree  of protection  of  capital or  assurance  of  continued  income as  investments  in corporate debt securities.  Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer,  and convertible preferred  stocks  may be  subordinated  to  other  preferred  stock of the same issuer.

Interests In Publicly Traded Limited Partnerships

     Those Funds that invest in U.S.  common  stock may also invest in interests in publicly traded limited partnerships (limited partnership interests or units)
which represent equity interests in the assets and earnings of the partnership's trade or business.  Unlike common stock in a  corporation,  limited  partnership interests  have  limited  or no  voting  rights.  However,  many of the risks of investing  in common  stocks  are still  applicable  to  investments  in limited partnership interests. In addition, limited partnership interests are subject to risks not present in common stock.  For example,  interest income generated from limited  partnerships  deemed not to be "publicly traded" will not be considered
"qualifying  income"  under the Code and may trigger  adverse tax  consequences.
Also,  since  publicly  traded  limited  partnerships  are a less common form of organizational structure than corporations, the limited partnership units may be less liquid than publicly traded common stock.  Also,  because of the difference in organizational  structure,  the fair value of limited  partnership units in a
Fund's  portfolio  may be based  either  upon the current  market  price of such units,  or if there is no current  market price,  upon the pro rata value of the underlying  assets of the partnership.  Limited  partnership units also have the risk that the limited partnership might, under certain circumstances, be treated as a general  partnership  giving  rise to  broader  liability  exposure  to the limited  partners  for  activities  of the  partnership.  Further,  the  general partners  of a  limited  partnership  may be able to  significantly  change  the business  or asset  structure  of a  limited  partnership  without  the  limited partners  having any ability to disapprove any such changes.  In certain limited partnerships,  limited  partners  may also be required  to return  distributions previously  made in the event that  excess  distributions  have been made by the partnership, or in the event that the general partners, or their affiliates, are entitled to indemnification.

Short Selling Of Securities

     In a short sale of  securities,  a Fund sells  stock which it does not own, making  delivery  with  securities  "borrowed"  from a broker.  The Fund is then obligated to replace the security  borrowed by purchasing it at the market price at the time of replacement.  This price may or may not be less than the price at which the  security was sold by the Fund.  Until the  security is replaced,  the
Fund is required to pay the lender any dividends or interest which accrue during the period of the loan. In order to borrow the security,  the Fund may also have to pay a premium  and/or  interest which would increase the cost of the security sold.  The  proceeds of the short sale will be  retained  by the broker,  to the extent necessary to meet margin requirements, until the short position is closed out. In addition,  the broker may require the deposit of collateral  (generally, up to 50% of the value of the securities sold short).

     A Fund will  incur a loss as a result of the short sale if the price of the security  increases between the date of the short sale and the date on which the
Fund replaces the borrowed security.  A Fund will realize a gain if the security declines  in price  between  those  two  dates.  The  amount of any gain will be decreased  and the  amount  of any loss  will be  increased  by any  premium  or interest the Fund may be required to pay in connection with the short sale. When a cash  dividend  is  declared  on a  security  for  which  the Fund has a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security.  However, any such dividend on a security sold short  generally  reduces the market  value of the shorted  security,  thus increasing the Fund's  unrealized gain or reducing the Fund's unrealized loss on its  short-sale  transaction.  Whether a Fund will be  successful in utilizing a short sale will depend,  in part, on a Fund's adviser's or subadviser's  ability to  correctly  predict  whether the price of a security it borrows to sell short will decrease.

     In a short sale,  the seller does not  immediately  deliver the  securities sold and is said to have a short  position in those  securities  until  delivery occurs.  A Fund must  segregate  or  earmark  an amount of cash or other  liquid assets equal to the difference  between (a) the market value of securities  sold short at the time that they were sold short and (b) the value of the  collateral deposited  with the broker to meet margin  requirements  in connection  with the short sale (not  including  the proceeds  from the short sale).  While the short position  is  open,  the Fund  must  maintain  on a daily  basis  segregated  or earmarked liquid assets at such a level that the amount  segregated or earmarked plus the amount of  collateral  deposited  with the broker as margin  equals the current market value of the securities sold short.

     A Fund also may engage in short  sales if at the time of the short sale the
Fund owns or has the right to obtain without  additional cost an equal amount of the security  being sold short.  This  investment  technique is known as a short sale "against the box." The Funds do not intend to engage in short sales against the box for investment  purposes.  A Fund may,  however,  make a short sale as a hedge,  when it believes  that the price of a security  may  decline,  causing a decline in the value of a security owned by the Fund (or a security  convertible or exchangeable for such security),  or when the Fund wants to sell the security at an attractive  current  price.  In such case, any future losses in the Fund's long position should be offset by a gain in the short position and,  conversely, any gain in the long position should be reduced by a loss in the short position.
The extent to which such gains or losses are reduced will depend upon the amount of the security sold short  relative to the amount the Fund owns.  There will be certain  additional  transaction  costs  associated with short sales against the box. For tax purposes a Fund that enters into a short sale "against the box" may be treated  as having  made a  constructive  sale of an  "appreciated  financial position" causing the Fund to realize a gain (but not a loss).

Restricted, Non-Publicly Traded and Illiquid Securities

     A Fund may not invest more than 15% of its net assets, in the aggregate, in illiquid securities,  including  repurchase  agreements which have a maturity of longer  than seven  days,  time  deposits  maturing  in more than seven days and securities  that are  illiquid  because of the  absence  of a readily  available market or legal or contractual  restrictions on resale or other factors limiting the marketability of the security.  Repurchase  agreements subject to demand are deemed to have a maturity equal to the notice period.

     Historically,  illiquid  securities  have  included  securities  subject to contractual  or  legal  restrictions  on  resale  because  they  have  not  been registered under the Securities Act of 1933, as amended (the "Securities  Act"), securities which are otherwise not readily marketable and repurchase  agreements having a maturity  of longer  than seven  days.  Securities  which have not been registered  under the  Securities  Act are referred to as private  placements or restricted  securities  and are  purchased  directly  from the  issuer or in the secondary market. Unless subsequently  registered for sale, these securities can only be sold in privately  negotiated  transactions  or pursuant to an exemption from registration. The Funds typically do not hold a significant amount of these restricted or other illiquid  securities  because of the potential for delays on resale and  uncertainty in valuation.  Limitations on resale may have an adverse effect on the marketability of portfolio securities,  and a Fund might be unable to dispose of restricted or other illiquid  securities promptly or at reasonable prices and might thereby  experience  difficulty  satisfying  redemptions within seven days. A Fund might also have to register  such  restricted  securities  in order to dispose of them  resulting  in  additional  expense and delay.  Adverse market conditions could impede such a public offering of securities.

     In recent years,  however, a large  institutional  market has developed for certain  securities  that are not registered  under the Securities Act including
repurchase   agreements,   commercial  paper,   foreign  securities,   municipal
securities and corporate bonds and notes.  Institutional  investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment.  The fact that there are  contractual or legal  restrictions on resale to the general public or to  certain  institutions  may  not be  indicative  of  the  liquidity  of  such investments.

     The SEC has  adopted  Rule 144A which  allows  for a broader  institutional trading market for securities  otherwise subject to restriction on resale to the general  public.  Rule 144A  establishes a "safe  harbor" from the  registration requirements  of the  Securities  Act  for  resales  of  certain  securities  to qualified institutional buyers.

     Any such  restricted  securities  will be  considered  to be  illiquid  for purposes of a Fund's  limitations on investments in illiquid  securities unless, pursuant to procedures adopted by the Board of Trustees of the Trust, the Fund's adviser or subadviser has determined  such  securities to be liquid because such securities  are  eligible  for  resale  pursuant  to Rule  144A and are  readily
saleable.  To  the  extent  that  qualified   institutional  buyers  may  become
uninterested in purchasing Rule 144A securities, the Fund's level of illiquidity may increase.

     Some Funds may sell  over-the-counter  ("OTC")  options and, in  connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options  written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree  that the Fund may  repurchase  any OTC  option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum  repurchase  price under the formula exceeds the intrinsic value of the option.

     The  applicable  adviser  or  subadviser  will  monitor  the  liquidity  of restricted securities in the portion of a Fund it manages. In reaching liquidity decisions, the following factors are considered:  (A) the unregistered nature of the security;  (B) the frequency of trades and quotes for the security;  (C) the number of dealers  wishing to  purchase or sell the  security  and the number of other  potential  purchasers;  (D) dealer  undertakings  to make a market in the security and (E) the nature of the  security  and the nature of the  marketplace trades  (e.g.,  the time  needed  to  dispose  of the  security,  the  method of soliciting offers and the mechanics of the transfer).

     Private Placement  Commercial  Paper.  Commercial paper eligible for resale under  Section  4(2)  of  the  Securities  Act is  offered  only  to  accredited investors.  Rule 506 of  Regulation  D in the  Securities  Act lists  investment companies as an accredited investor.  Section 4(2) paper not eligible for resale under  Rule 144A  under  the  Securities  Act shall be deemed  liquid if (1) the
Section  4(2)  paper  is not  traded  flat or in  default  as to  principal  and interest;  (2) the Section 4(2) paper is rated in one of the two highest  rating categories by at least two NRSROs,  or if only NRSRO rates the  security,  it is rated in one of the two highest  categories  by that  NRSRO;  and (3) the Fund's adviser or  subadviser  believes  that,  based on the  trading  markets for such security,  such  security  can be disposed of within  seven days in the ordinary course of business at approximately  the amount at which the Fund has valued the security.

Borrowing

     A Fund may borrow  money from  banks,  limited by each  Fund's  fundamental investment  restriction  (generally,  33-1/3% of its total assets (including the amount borrowed)),  including  borrowings for temporary or emergency purposes. A
Fund may engage in mortgage dollar roll and reverse repurchase  agreements which may be  considered  a form of  borrowing  unless the Fund covers its exposure by segregating or earmarking liquid assets.

     Leverage.  The use of leverage by a Fund creates an opportunity for greater total  return,  but,  at the same time,  creates  special  risks.  For  example, leveraging may  exaggerate  changes in the net asset value of Fund shares and in the  yield  on an  Index  Fund's  portfolio.  Although  the  principal  of  such borrowings  will be fixed,  a Fund's  assets may change in value during the time the borrowings are outstanding. Borrowings will create interest expenses for the
Fund which can exceed the income from the assets  purchased with the borrowings.
To the  extent  the  income or  capital  appreciation  derived  from  securities purchased  with  borrowed  funds exceeds the interest a Fund will have to pay on the borrowings,  the Fund's return will be greater than if leverage had not been used.  Conversely,  if the income or capital  appreciation  from the  securities purchased  with  such  borrowed  funds is not  sufficient  to cover  the cost of borrowing, the return to a Fund will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders as dividends and other  distributions  will be reduced.  In the latter case,  the  applicable
Fund's adviser or subadviser in its best judgment  nevertheless may determine to maintain a Fund's  leveraged  position  if it expects  that the  benefits to the
Fund's  shareholders  of  maintaining  the leveraged  position will outweigh the current reduced return.

     Certain  types of borrowings by a Fund may result in the Fund being subject to  covenants  in  credit  agreements  relating  to  asset  coverage,  portfolio
composition   requirements  and  other  matters.  It  is  not  anticipated  that observance of such covenants  would impede the Fund's adviser or subadviser from managing a Fund's portfolio in accordance with the Fund's investment  objectives and  policies.  However,  a breach of any such  covenants  not cured  within the specified cure period may result in acceleration of outstanding indebtedness and require a Fund to  dispose  of  portfolio  investments  at a time when it may be disadvantageous to do so.

Derivative Instruments

     A Fund's adviser or subadviser may use a variety of derivative instruments, including  options,  futures  contracts  (sometimes  referred to as  "futures"), options on futures contracts,  stock index options, forward contracts, swaps and structured  contracts,  to hedge a Fund's  portfolio,  for risk management,  for obtaining  exposure  to a  particular  security or group of  securities  without actually  purchasing  such  security  or group of  securities,  or for any other permissible purposes consistent with the Fund's investment objective. Derivative instruments are securities or agreements with their values based on the value of an  underlying  asset  (e.g.,  a security,  currency or index) or the level of a reference index.

     Derivatives  generally have investment  characteristics that are based upon either  forward  contracts  (under  which one party is  obligated to buy and the other party is obligated to sell an  underlying  asset at a specific  price on a specified  date) or option  contracts  (under which the holder of the option has the  right  but not the  obligation  to buy or sell  an  underlying  asset  at a specified  price on or before a  specified  date).  Consequently,  the change in value of a  forward-based  derivative  generally is roughly  proportional to the change  in  value  of  the  underlying  asset.  In  contrast,  the  buyer  of an option-based  derivative  generally will benefit from favorable movements in the price of the  underlying  asset but is not exposed to the  corresponding  losses that result from adverse  movements in the value of the  underlying  asset.  The seller  (writer) of an  option-based  derivative  generally will receive fees or premiums but generally is exposed to losses  resulting from changes in the value of the  underlying  asset.  Derivative  transactions  may  include  elements  of leverage  and,  accordingly,  the  fluctuation  of the  value of the  derivative transaction in relation to the underlying asset may be magnified.

     The use of these  instruments  is subject to applicable  regulations of the
SEC, the several  options and futures  exchanges  upon which they may be traded, and the Commodity Futures Trading Commission ("CFTC").

     Special Risks of Derivative Instruments.  The use of derivative instruments involves special  considerations  and risks as described below. Risks pertaining to particular instruments are described in the sections that follow.

     (1)  Successful  use of most of  these  instruments  depends  upon a Fund's adviser's or subadviser's  ability to predict movements of the overall securities and currency markets,  which requires different skills than predicting changes in the prices of individual  securities.  There can be no assurance that any particular strategy adopted will succeed.

     (2)  There might be imperfect correlation, or even no correlation,  between price  movements of an instrument  and price  movements of investments being hedged.  For example,  if the value of an  instrument  used in a short hedge (such as writing a call  option,  buying a put option,  or selling a futures  contract)  increased  by less than the  decline  in value  of  the  hedged  investment,  the  hedge  would  not  be  fully successful.  Such a lack of  correlation  might  occur due to  factors unrelated  to the  value  of the  investments  being  hedged,  such as
          speculative  or  other   pressures  on  the  markets  in  which  these
          instruments are traded.  The effectiveness of hedges using instruments on indices  will  depend on the degree of  correlation  between  price movements in the index and price  movements in the  investments  being hedged,  as well as, how  similar  the index is to the  portion of the
          Fund's assets being hedged in terms of securities composition.

     (3)  Hedging  strategies,  if  successful,  can  reduce the risk of loss by wholly or  partially  offsetting  the negative  effect of  unfavorable price  movements in the  investments  being hedged.  However,  hedging strategies  can also reduce  opportunity  for gain by  offsetting  the
          positive   effect  of   favorable   price   movements  in  the  hedged
          investments. For example, if a Fund entered into a short hedge because a Fund's  adviser or subadviser  projected a decline in the price of a security  in the  Fund's  portfolio,  and the  price of that  security increased  instead,  the gain  from that  increase  might be wholly or partially  offset  by a  decline  in  the  price  of  the  instrument.
          Moreover,  if the price of the  instrument  declines  by more than the increase in the price of the security, a Fund could suffer a loss.

     (4)  As  described  below,  a Fund might be required to maintain  assets as
          "cover," maintain segregated accounts, or make margin payments when it takes positions in these  instruments  involving  obligations to third parties (i.e.,  instruments other than purchased options). If the Fund were unable to close out its positions in such  instruments,  it might be required  to  continue to maintain  such assets or accounts or make such payments until the position expired or matured.  The requirements might impair the Fund's  ability to sell a portfolio  security or make an investment at a time when it would otherwise be favorable to do so,
          or   require   that  the  Fund  sell  a   portfolio   security   at  a
          disadvantageous time. The Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid  secondary  market or, in the  absence of such a market,  the ability  and  willingness  of  the  other  party  to  the  transaction
          ("counterparty") to enter into a transaction closing out the position.
          Therefore,  there is no  assurance  that any hedging  position  can be closed out at a time and price that is favorable to the Fund.

     For a discussion of the federal income tax treatment of a Fund's derivative instruments, see "Additional General Tax Information For All Funds" below.

     Options.  A Fund may purchase or write put and call  options on  securities and indices,  and may purchase options on foreign currencies and interest rates, and enter into closing transactions with respect to such options to terminate an existing position.  The purchase of call options serves as a long hedge, and the purchase of put options serves as a short hedge. Writing put or call options can enable a Fund to enhance  income by reason of the premiums paid by the purchaser of such  options.  Writing call options  serves as a limited short hedge because declines in the value of the hedged  investment would be offset to the extent of
the  premium  received  for  writing  the  option.   However,  if  the  security
appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised, and the Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price  greater  than that at which the  security  must be sold under the  option.  All or a portion of any assets used as cover for OTC options written by a Fund would be  considered  illiquid to the extent  described  under
"Restricted,  Non-Publicly  Traded and Illiquid  Securities" above.  Writing put options  serves as a limited  long hedge  because  increases in the value of the hedged  investment  would be offset to the extent of the  premium  received  for writing the option.  However, if the security  depreciates to a price lower than the  exercise  price of the put option,  it can be expected  that the put option will be  exercised,  and the Fund will be  obligated to purchase the security at more than its market value.

     The value of an option  position  will  reflect,  among other  things,  the historical  price  volatility of the underlying  investment,  the current market value of the underlying  investment,  the time remaining until expiration of the option,  the  relationship  of the  exercise  price to the  market  price of the underlying  investment,  and  general  market  conditions.  Options  that expire unexercised  have no value.  Options  used by a Fund may include  European-style options,  which can only be  exercised  at  expiration.  This is in  contrast to
American-style  options  which  can  be  exercised  at  any  time  prior  to the expiration date of the option.

     A Fund may effectively terminate its right or obligation under an option by entering  into a closing  transaction.  For example,  a Fund may  terminate  its obligation  under a call or put  option  that it had  written by  purchasing  an identical call or put option;  this is known as a closing purchase  transaction.
Conversely,  a Fund may  terminate  a  position  in a put or call  option it had purchased by writing an identical put or call option; this is known as a closing sale transaction.  Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

     A Fund may purchase or write both OTC options and options traded on foreign
and  U.S.   exchanges.   Exchange-traded   options  are  issued  by  a  clearing
organization affiliated with the exchange on which the option is listed that, in effect,  guarantees completion of every exchange-traded option transaction.  OTC options  are  contracts  between  the  Fund  and  the  counterparty  (usually  a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund  purchases or writes an OTC option,  it relies on the counter  party to make or take delivery of the underlying  investment upon exercise of the option.
Failure by the  counter  party to do so would  result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

     A Fund's  ability to establish and close out  positions in  exchange-listed options depends on the existence of a liquid market.  A Fund intends to purchase or write only those  exchange-traded  options  for which  there  appears to be a liquid secondary market.  However,  there can be no assurance that such a market will exist at any  particular  time.  Closing  transactions  can be made for OTC options only by negotiating directly with the counterparty,  or by a transaction in the secondary  market if any such market  exists.  Although a Fund will enter into OTC options  only with  counterparties  that are  expected to be capable of entering into closing  transactions with a Fund, there is no assurance that such
Fund will in fact be able to close out an OTC option at a favorable  price prior to expiration.  In the event of insolvency of the counterparty,  a Fund might be unable to close out an OTC option position at any time prior to its expiration.

     If a Fund is unable to  effect a closing  transaction  for an option it had purchased,  it would have to  exercise  the option to realize  any  profit.  The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause  material  losses because the Fund would be unable to sell the  investment  used as a cover for the written option until the option expires or is exercised.

     A Fund may  engage in  options  transactions  on  indices  in much the same manner as the options on securities  discussed above,  except that index options may serve as a hedge against overall  fluctuations in the securities  markets in general.

     The writing and purchasing of options is a highly specialized activity that involves  investment  techniques and risks different from those  associated with ordinary portfolio securities  transactions.  Imperfect  correlation between the options and securities  markets may detract from the  effectiveness of attempted hedging.

     Transactions using OTC options (other than purchased options) expose a Fund to counterparty risk. To the extent required by SEC guidelines,  a Fund will not enter  into  any such  transactions  unless  it owns  either  (1) an  offsetting
("covered")  position in securities,  other options,  or futures or (2) cash and liquid  obligations  with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. A Fund will also set aside  cash  and/or  appropriate  liquid  assets in a  segregated  custodial account if  required  to do so by the SEC and CFTC  regulations.  Assets used as cover or held in a segregated  account  cannot be sold while the position in the corresponding  option or futures contract is open, unless they are replaced with similar  assets.  As a result,  the  commitment of a large portion of the Fund's assets to segregated  accounts as a cover could impede  portfolio  management or the Fund's ability to meet redemption requests or other current obligations.

     An interest  rate option is an  agreement  with a  counterparty  giving the buyer the right but not the  obligation  to buy or sell an interest rate hedging vehicle (such as a treasury  future or interest rate swap) at a future date at a predetermined  price.  The option buyer would pay a premium at the  inception of the agreement. An interest rate option can be used to actively manage the Funds'
interest  rate risk with respect to either an  individual  bond or an overlay of the entire portfolio.

     Spread  Transactions.  A Fund may  purchase  covered  spread  options  from
securities   dealers.   Such   covered   spread   options   are  not   presently
exchange-listed or exchange-traded. The purchase of a spread option gives a Fund the right to put, or sell, a security  that it owns at a fixed dollar  spread or fixed yield spread in  relationship  to another  security that the Fund does not own, but which is used as a benchmark.  The risk to a Fund in purchasing covered spread  options is the cost of the  premium  paid for the spread  option and any transaction costs. In addition,  there is no assurance that closing transactions will be available. The purchase of spread options will be used to protect a Fund against adverse changes in prevailing  credit quality  spreads,  i.e., the yield spread  between high quality and lower quality  securities.  Such  protection is only provided during the life of the spread option.

     Futures  Contracts.   Certain  Funds  may  enter  into  futures  contracts,
including  interest  rate,  index,  and currency  futures and purchase and write
(sell)  related  options.  The purchase of futures or call  options  thereon can serve as a long  hedge,  and the sale of futures or the  purchase of put options thereon can serve as a short  hedge.  Writing  covered  call  options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for  writing  covered  options in  securities.  A Fund's  hedging  may include  purchases  of  futures  as an offset  against  the  effect of  expected increases in securities  prices or currency  exchange rates and sales of futures as an offset  against the effect of expected  declines in  securities  prices or currency exchange rates. A Fund may write put options on futures contracts while at the same time purchasing call options on the same futures  contracts in order to create  synthetically a long futures  contract  position.  Such options would have the same strike  prices and  expiration  dates.  A Fund will engage in this strategy  only  when  a  Fund's  adviser  or  subadviser  believes  it  is  more advantageous to a Fund than purchasing the futures contract.

     To the extent  required by regulatory  authorities,  a Fund will only enter into futures contracts that are traded on U.S. or foreign exchanges or boards of trade  approved  by the  CFTC  and are  standardized  as to  maturity  date  and underlying  financial  instrument.  These  transactions  may be entered into for
"bona  fide  hedging"   purposes  as  defined  in  CFTC  regulations  and  other
permissible  purposes including increasing return and hedging against changes in the value of portfolio  securities due to anticipated changes in interest rates, currency values and/or market conditions.

     There is no overall limit on the  percentage of a Fund's assets that may be at risk with respect to futures activities. Although techniques other than sales and purchases of futures  contracts could be used to reduce a Fund's exposure to market, currency, or interest rate fluctuations,  such Fund may be able to hedge its exposure more  effectively and perhaps at a lower cost through using futures contracts.

     A futures  contract  provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., debt security) or currency for a specified price at a designated date, time, and place. An index futures  contract is an agreement  pursuant to which the parties agree  to take or make  delivery  of an  amount  of cash  equal  to a  specified multiplier  times the difference  between the value of the index at the close of the last trading day of the  contract  and the price at which the index  futures contract was originally  written.  Transaction costs are incurred when a futures contract is bought or sold and margin  deposits  must be  maintained.  A futures contract may be  satisfied  by delivery or purchase,  as the case may be, of the instrument,  the currency,  or by payment of the change in the cash value of the index.  More  commonly,  futures  contracts  are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index  might be a  function  of the value of  certain  specified securities,  no physical delivery of those securities is made. If the offsetting purchase  price is less than the original sale price, a Fund realizes a gain; if it is more, a Fund realizes a loss. Conversely,  if the offsetting sale price is more than the original  purchase price, a Fund realizes a gain; if it is less, a
Fund  realizes a loss.  The  transaction  costs must also be  included  in these calculations.  There can be no assurance,  however,  that a Fund will be able to enter  into an  offsetting  transaction  with  respect to a  particular  futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction,  the Fund will  continue  to be  required  to  maintain  the margin deposits on the futures contract.

     No price is paid by a Fund upon entering into a futures contract.  Instead, at the  inception  of a futures  contract,  the Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction  was effected,  "initial  margin"  consisting of cash, U.S.
government securities or other liquid obligations,  in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put  option on a  futures  contract,  in  accordance  with  applicable exchange  rules.  Unlike margin in securities  transactions,  initial  margin on futures contracts does not represent a borrowing, but rather is in the nature of a  performance  bond or  good-faith  deposit  that is  returned to a Fund at the termination  of  the  transaction  if  all  contractual  obligations  have  been satisfied.  Under certain circumstances,  such as periods of high volatility,  a
Fund may be required by an exchange to increase the level of its initial  margin payment,  and initial margin  requirements  might be increased  generally in the future by regulatory action.

     Subsequent  "variation  margin"  payments  are made to and from the futures broker daily as the value of the futures  position  varies,  a process  known as
"marking to market."  Variation  margin does not involve  borrowing,  but rather represents  a daily  settlement  of a Fund's  obligations  to or from a  futures broker.  When a Fund  purchases  an option on a future,  the  premium  paid plus transaction costs is all that is at risk. In contrast,  when a Fund purchases or sells a futures  contract or writes a call or put option thereon,  it is subject to daily  variation  margin  calls  that  could be  substantial  in the event of adverse price movements. If a Fund has insufficient cash to meet daily variation margin requirements,  it might need to sell securities at a time when such sales are disadvantageous.  Purchasers and sellers of futures positions and options on futures can enter into offsetting closing transactions by selling or purchasing, respectively,  an  instrument  identical  to the  instrument  held  or  written.
Positions in futures and options on futures may be closed only on an exchange or board of trade on which they were entered  into (or through a linked  exchange).
Although the Funds intend to enter into futures  transactions  only on exchanges or boards of trade where there appears to be an active  market,  there can be no assurance  that  such  a  market  will  exist  for a  particular  contract  at a particular time.

     Under certain  circumstances,  futures exchanges may establish daily limits on the  amount  that the price of a future or option on a futures  contract  can vary from the previous day's settlement  price;  once that limit is reached,  no trades may be made that day at a price  beyond the limit.  Daily price limits do not limit  potential  losses  because  prices  could move to the daily limit for
several  consecutive  days  with  little  or  no  trading,   thereby  preventing
liquidation of unfavorable positions.

     If a Fund  were  unable  to  liquidate  a  futures  or  option on a futures contract  position  due to the  absence  of a  liquid  secondary  market  or the imposition of price limits, it could incur substantial losses,  because it would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options,  the Fund would continue to be required to make daily  variation  margin  payments and might be required to maintain the position  being hedged by the future or option or to maintain cash or securities in a segregated account.

     Certain  characteristics of the futures market might increase the risk that movements  in the prices of futures  contracts  or options on futures  contracts might not correlate  perfectly with  movements in the prices of the  investments being  hedged.  For  example,  all  participants  in the  futures and options on futures  contracts markets are subject to daily variation margin calls and might be  compelled  to liquidate  futures or options on futures  contracts  positions whose prices are moving  unfavorably  to avoid being  subject to further  calls.
These  liquidations  could  increase  price  volatility of the  instruments  and distort  the normal  price  relationship  between the futures or options and the investments being hedged.  Also, because initial margin deposit  requirements in the futures markets are less onerous than margin  requirements in the securities markets,  there might be increased  participation  by  speculators in the future markets.  This participation  also might cause temporary price  distortions.  In addition, activities of large traders in both the futures and securities markets involving  arbitrage,  "program  trading" and other investment  strategies might result in temporary price distortions.

     Commodity Futures Contracts. Certain Funds may invest in commodity futures, subject  to the  5%  limitation  described  above  for  all  futures  contracts.
Commodity  futures  may be based upon  commodities  within  five main  commodity groups: (1) energy,  which includes crude oil, natural gas, gasoline and heating oil; (2) livestock,  which  includes  cattle and hogs;  (3)  agriculture,  which includes wheat, corn, soybeans,  cotton, coffee, sugar and cocoa; (4) industrial metals,  which includes  aluminum,  copper,  lead, nickel, tin and zinc; and (5)
precious metals, which includes gold, platinum and silver. The Fund may purchase and sell commodity futures  contracts,  options on futures contracts and options and  futures on  commodity  indices  with  respect to these five main  commodity groups and the individual  commodities within each group, as well as other types of commodities.

     Risks  Associated  With  Commodity  Futures  Contracts.  There are  several additional risks associated with transactions in commodity futures contracts:

     o    Storage.  Unlike  the  financial  futures  markets,  in the  commodity futures  markets there are costs of physical  storage  associated with purchasing  the  underlying  commodity.  The  price  of the  commodity futures  contract  will reflect the storage  costs of  purchasing  the physical commodity,  including the time value of money invested in the physical  commodity.  To the  extent  that the  storage  costs  for an underlying  commodity  change  while the Fund is  invested  in futures contracts  on that  commodity,  the value of the futures  contract may change proportionately.
     o    Reinvestment.  In the  commodity  futures  markets,  producers  of the underlying commodity may decide to hedge the price risk of selling the commodity by selling  futures  contracts today to lock in the price of the commodity at delivery tomorrow.  In order to induce speculators to purchase the other side of the same futures  contract,  the  commodity producer  generally  must sell the  futures  contract at a lower price than the expected  future spot price.  Conversely,  if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices,  then speculators will only sell the other side of the futures  contract at a higher  futures price than the expected  future spot price of the  commodity.  The changing  nature of the hedgers and speculators in the commodity  markets will influence  whether  futures prices are above or below the  expected  future spot price,  which can have  significant  implications for the Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for the
          Fund to reinvest the proceeds of a maturing  contract in a new futures contract,  the Fund might reinvest at higher or lower futures  prices, or choose to pursue other investments.
     o    Other Economic  Factors.  The  commodities  which  underlie  commodity
          futures   contracts  may  be  subject  to   additional   economic  and
          non-economic variables,  such as drought,  floods, weather,  livestock disease, embargoes, tariffs, and international economic, political and regulatory  developments.  These  factors may have a larger  impact on commodity prices.

     Structured  Products.  A Fund may use  structured  products  to  hedge  its portfolio.  Structured products generally are individually negotiated agreements and  may  be  traded  over-the-counter.  They  are  organized  and  operated  to restructure  the investment  characteristics  of the underlying  security.  This restructuring  involves  the deposit  with or  purchase by an entity,  such as a corporation or trust, of specified  instruments  (such as commercial bank loans)
and  the  issuance  by  that  entity  or  one  or  more  classes  of  securities
("structured   securities")  backed  by,  or  representing   interests  in,  the
underlying  instruments.  The cash  flow on the  underlying  instruments  may be apportioned  among the newly issued  structured  securities to create securities with different investment characteristics,  such as varying maturities,  payment priorities  and interest rate  provisions,  and the extent of such payments made with  respect to  structured  securities  is dependent on the extent of the cash flow on the underlying instruments.

     With  respect  to  structured  products,   because  structured   securities
typically  involve no credit  enhancement,  their credit risk  generally will be equivalent  to that of the  underlying  instruments.  Investments  in structured
securities   are   generally  of  a  class  that  is  either   subordinated   or
unsubordinated to the right of payment of another class. Subordinated structured
securities   typically  have  higher  yields  and  present  greater  risks  than unsubordinated  structured securities.  Structured securities are typically sold in private  placement  transactions,  and there is currently  no active  trading market for these securities. See also, "Description of Portfolio Instruments And
Investment Policies -- Restricted, Non-Publicly Traded and Illiquid Securities."

     Hybrid  Instruments.  Hybrid  instruments  combine  elements of  derivative contracts with those of another  security  (typically a fixed-income  security).
All or a portion of the  interest or principal  payable on a hybrid  security is determined  by  reference to changes in the price of an  underlying  asset or by reference to another benchmark (such as interest rates,  currency exchange rates or  indices).  Hybrid  instruments  also  include  convertible  securities  with conversion terms related to an underlying asset or benchmark.

     The risks of investing in hybrid  instruments  reflect a combination of the risks of investing in securities,  options,  futures and currencies,  and depend upon the terms of the instrument. Thus, an investment in a hybrid instrument may entail  significant  risks in  addition  to those  associated  with  traditional fixed-income or convertible securities.  Hybrid instruments are also potentially
more   volatile  and  carry  greater   interest  rate  risks  than   traditional
instruments.  Moreover,  depending on the structure of the particular hybrid, it may expose the Funds to leverage risks or carry liquidity risks.

     Credit  Linked  Notes.  A credit  linked  note  ("CLN") is a type of hybrid instrument in which a special purpose entity issues a structured note (the "Note
Issuer")  that is intended  to  replicate  a  corporate  bond or a portfolio  of corporate bonds. The purchaser of the CLN (the "Note  Purchaser")  invests a par amount and receives a payment  during the term of the CLN that equals a fixed or floating  rate of interest  equivalent  to a high rated  funded asset (such as a bank  certificate of deposit) plus an additional  premium that relates to taking on the credit risk of an identified bond (the "Reference  Bond").  Upon maturity of the CLN, the Note Purchaser will receive a payment equal to: (i) the original par amount paid to the Note Issuer,  if there is neither a  designated  event of default  (an  "Event of  Default")  with  respect  to the  Reference  Bond nor a restructuring of the issuer of the Reference Bond (a "Restructuring  Event"); or
(ii) the value of the Reference  Bond if an Event of Default or a  Restructuring
Event has  occurred.  Depending  upon the terms of the CLN, it is also  possible that the  Note  Purchaser  may be  required  to take  physical  delivery  of the
Reference Bond if an Event of Default or a Restructuring Event occurs.

     Swap  Agreements.  A Fund may enter into interest rate,  securities  index, commodity, or security and currency exchange rate swap agreements for any lawful purpose  consistent  with  such  Fund's  investment  objective,  such as for the purpose of  attempting  to obtain or  preserve a  particular  desired  return or spread at a lower cost to the Fund than if the Fund had invested  directly in an instrument  that yielded that  desired  return or spread.  A Fund also may enter into  swaps in order to  protect  against  an  increase  in the price of, or the currency  exchange rate  applicable  to,  securities  that the Fund  anticipates purchasing at a later date. Swap agreements are two-party contracts entered into primarily by  institutional  investors for periods ranging from one or more days to several  years.  In a  standard  "swap"  transaction,  two  parties  agree to exchange the returns (or differentials in rates of return) earned or realized on particular  predetermined  investments or  instruments.  The gross returns to be exchanged  or  "swapped"  between the parties are  calculated  with respect to a
"notional  amount,"  i.e.,  the return on or increase  in value of a  particular dollar amount  invested at a particular  interest rate, in a particular  foreign currency,  or in a "basket" of securities  representing a particular index. Swap agreements may include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified  rate, or "cap";  interest rate floors under which, in return for a premium, one party agrees to make payments to the other to the extent that interest  rates fall below a specified  level,  or "floor";  and  interest  rate collars,  under which a party sells a cap and purchases a floor,  or vice versa, in an attempt to protect itself against interest rate movements  exceeding given minimum or maximum levels. "Total return swaps" are contracts in which one party agrees to make payments of the total return from the underlying asset during the specified  period,  in return for payments  equal to a fixed or floating rate of interest or the total return from another underlying asset.

     The  "notional  amount" of the swap  agreement is the agreed upon basis for calculating the obligations  that the parties to a swap agreement have agreed to exchange.  Under most swap agreements entered into by a Fund, the obligations of the  parties  would  be  exchanged  on a "net  basis."  Consequently,  a  Fund's obligation  (or rights) under a swap  agreement  will generally be equal only to the net amount to be paid or received under the agreement  based on the relative values of the positions  held by each party to the agreement (the "net amount").
A Fund's obligation under a swap agreement will be accrued daily (offset against amounts  owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of cash or liquid assets.

     Whether a Fund's use of swap  agreements  will be  successful in furthering its  investment  objective  will  depend,  in  part,  on a Fund's  adviser's  or subadviser's  ability to predict  correctly whether certain types of investments are likely to produce  greater returns than other  investments.  Swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount  expected  to be  received  under a swap  agreement  in the  event of the default or  bankruptcy  of a swap  agreement  counterparty.  The swaps market is largely unregulated.

     A Fund will enter swap  agreements only with  counterparties  that a Fund's adviser or subadviser  reasonably  believes are capable of performing  under the swap agreements. If there is a default by the other party to such a transaction, a Fund will have to rely on its  contractual  remedies  (which may be limited by bankruptcy,  insolvency or similar laws) pursuant to the  agreements  related to the transaction.

     Credit Default Swaps. A Fund may enter into credit default swap  contracts.
A Fund  might use  credit  default  swap  contracts  to limit or to reduce  risk exposure of the Fund to defaults of corporate and sovereign  issuers  (i.e.,  to reduce  risk when the Fund owns or has  exposure to such  issuers).  A Fund also might use credit default swap  contracts to create direct or synthetic  short or long  exposure to  domestic  or foreign  corporate  debt  securities  or certain sovereign debt securities to which the Fund is not otherwise exposed.

     As the seller in a credit default swap  contract,  a Fund would be required to pay the par (or other  agreed-upon)  value of a referenced debt obligation to the  counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign  issuer,  on the debt  obligation.  In return,  a Fund would receive from the  counterparty a periodic stream of payments over the term of the contract, provided that no event of default (or similar event) occurs. If no event of default (or similar event)  occurs,  a Fund would keep the stream of payments  and would have no payment  of  obligations.  As the seller in a credit default swap contract,  a Fund  effectively  would add economic  leverage to its portfolio because,  in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

     As the purchaser in a credit default swap  contract,  a Fund would function as the counterparty  referenced in the preceding  paragraph.  This would involve the risk that the  investment  might  expire  worthless.  It also would  involve credit risk - that the seller may fail to satisfy its payment  obligations  to a
Fund in the event of a default (or similar event).  As the purchaser in a credit default swap contract,  a Fund's  investment  would generate  income only in the event of an actual  default (or similar  event) by the issuer of the  underlying obligation.

     Foreign Currency-Related Derivative Strategies - Special Considerations.  A
Fund may use options  and  futures and options on futures on foreign  currencies and forward currency  contracts to hedge against  movements in the values of the foreign  currencies in which a Fund's  securities  are  denominated.  A Fund may engage in currency exchange  transactions to protect against  uncertainty in the level of future  exchange rates and may also engage in currency  transactions to increase income and total return. Such currency hedges can protect against price movements  in  a  security  the  Fund  owns  or  intends  to  acquire  that  are attributable to changes in the value of the currency in which it is denominated.
Such hedges do not,  however,  protect against price movements in the securities that are attributable to other causes.

     A Fund might  seek to hedge  against  changes in the value of a  particular currency  when no hedging  instruments  on that  currency are  available or such hedging  instruments are more expensive than certain other hedging  instruments.
In such cases,  a Fund may hedge  against  price  movements in that  currency by entering into transactions using hedging instruments on another foreign currency or a basket of currencies, the values of which a subadviser believes will have a high degree of positive  correlation  to the value of the currency being hedged.
The  risk  that  movements  in the  price  of the  hedging  instrument  will not correlate  perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

     The value of derivative  instruments on foreign  currencies  depends on the value of the underlying  currency  relative to the U.S. dollar.  Because foreign
currency   transactions   occurring  in  the  interbank   market  might  involve
substantially  larger  amounts  than those  involved in the use of such  hedging instruments,  a Fund  could be  disadvantaged  by  having to deal in the odd lot market  (generally  consisting of  transactions of less than $1 million) for the underlying  foreign  currencies at prices that are less favorable than for round lots.

     There is no  systematic  reporting  of last sale  information  for  foreign currencies or any  regulatory  requirement  that  quotations  available  through dealers or other market sources be firm or revised on a timely basis.  Quotation information  generally  is  representative  of very  large  transactions  in the interbank  market and thus might not reflect  odd-lot  transactions  where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock  market.  To the extent the U.S.  options or futures markets are closed while the markets for the underlying currencies remain open,  significant price and rate movements might take place in the underlying  markets that cannot be reflected in the markets for the derivative instruments until they reopen.

     Settlement of derivative transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make  delivery of the  underlying  foreign currency  in  accordance  with any U.S.  or foreign  regulations  regarding  the maintenance  of foreign  banking  arrangements  by U.S.  residents  and might be required  to pay any  fees,  taxes and  charges  associated  with such  delivery assessed in the issuing country.

     Permissible  foreign currency options will include options traded primarily in the OTC market.  Although options on foreign  currencies are traded primarily in the OTC market, a Fund will normally purchase OTC options on foreign currency only when a Fund's adviser or subadviser believes a liquid secondary market will exist for a particular option at any specific time.

Forward Currency Contracts

     A forward  currency  contract  involves an obligation to purchase or sell a specific  currency at a future date,  which may be any fixed number of days from the date of the contract agreed upon by the parties,  at a price set at the time of the  contract.  These  contracts  are entered  into in the  interbank  market conducted directly between currency traders (usually large commercial banks) and their customers.

     At or before the maturity of a forward currency contract, a Fund may either sell a  portfolio  security  and make  delivery of the  currency,  or retain the security and fully or partially offset its contractual obligation to deliver the currency by  purchasing  a second  contract.  If a Fund  retains  the  portfolio security  and engages in an  offsetting  transaction,  the Fund,  at the time of execution  of the  offsetting  transaction,  will  incur a gain or a loss to the extent that movement has occurred in forward currency contract prices.

     The precise matching of forward currency  contract amounts and the value of the securities involved generally will not be possible because the value of such securities,  measured in the  foreign  currency,  will change  after the foreign currency contract has been established. Thus, the Fund might need to purchase or sell  foreign  currencies  in the spot (cash)  market to the extent such foreign currencies  are not covered by forward  currency  contracts.  The  projection of short-term currency market movements is extremely difficult,  and the successful execution of a short-term hedging strategy is highly uncertain.

     Currency Hedging. While the values of forward currency contracts,  currency options,  currency  futures and options on futures may be expected to  correlate with  exchange  rates,  they will not reflect  other factors that may affect the value of a Fund's investments.  A currency hedge, for example,  should protect a
Yen-denominated  bond  against a decline in the Yen, but will not protect a Fund against price decline if the issuer's creditworthiness deteriorates. Because the value of a Fund's  investments  denominated  in foreign  currency will change in response to many factors other than exchange  rates, a currency hedge may not be entirely  successful in mitigating  changes in the value of a Fund's investments denominated in that currency over time.

     A  decline  in the  dollar  value of a foreign  currency  in which a Fund's securities are denominated will reduce the dollar value of the securities,  even if their value in the foreign  currency  remains  constant.  The use of currency hedges  does  not  eliminate  fluctuations  in  the  underlying  prices  of  the securities, but it does establish a rate of exchange that can be achieved in the future.  In order to protect against such diminutions in the value of securities it holds, a Fund may purchase put options on the foreign currency.  If the value of the currency does decline,  the Fund will have the right to sell the currency for a fixed amount in dollars and will thereby offset,  in whole or in part, the adverse effect on its securities that otherwise would have resulted. Conversely, if a rise in the dollar value of a currency in which  securities  to be acquired are  denominated is projected,  thereby  potentially  increasing the cost of the securities,  a Fund may purchase call options on the  particular  currency.  The purchase of these options could offset,  at least partially,  the effects of the adverse movements in exchange rates.  Although currency hedges limit the risk of loss due to a decline in the value of a hedged currency,  at the same time, they also limit any potential gain that might result should the value of the currency increase.

     A Fund may enter into foreign currency  exchange  transactions to hedge its currency exposure in specific  transactions or portfolio positions.  Transaction hedging is the  purchase or sale of forward  currency  with  respect to specific receivables  or payables of a Fund  generally  accruing in  connection  with the purchase or sale of its portfolio  securities.  Position  hedging is the sale of forward currency with respect to portfolio  security  positions.  A Fund may not position hedge to an extent greater than the aggregate market value (at the time of making such sale) of the hedged securities.

Securities of Investment Companies

     To the extent  permitted by the 1940 Act, a Fund may generally invest up to
10% of its total assets, calculated at the time of investment, in the securities of other investment  companies.  No more than 5% of a Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment  company.  However,  as described  above,  the  Optimal  Allocations  Funds may invest up to 100% of its
assets  in  other  investment  companies.   A  Fund  indirectly  will  bear  its
proportionate  share of any  management  fees paid by an  investment  company in which it invests in addition to the advisory  fee paid by the Fund.  Some of the countries in which a Fund may invest may not permit direct investment by outside investors.  Investments in such countries may only be permitted  through foreign government-approved  or  government-authorized  investment  vehicles,  which may include other investment companies.

Exchange-Traded Funds

     A Fund may invest in  exchange-traded  funds (ETFs).  ETFs are regulated as registered  investment  companies  under the 1940 Act. ETFs are publicly  traded trusts  that  acquire  and hold  stocks of all  companies,  or a  representative sampling of  companies,  that are  components  of a particular  index.  ETFs are
intended  to  provide  investment  results  that,  before  expenses,   generally
correspond to the price and yield performance of the corresponding market index, and the value of their shares should, under normal circumstances,  closely track the  value  of the  index's  underlying  component  stocks.  Because  an ETF has operating  expenses and transaction  costs,  while a market index does not, ETFs that track particular  indices typically will be unable to match the performance of the index  exactly.  ETF shares may be  purchased  and sold in the  secondary trading market on a securities exchange, in lots of any size, at any time during the trading day. A Fund will bear its proportionate  share of an ETF's operating and  transaction  costs.  As a result,  an  investment by a Fund in an ETF could cause the Fund's operating expenses to be higher and, in turn, performance to be lower than if it were to invest directly in the securities underlying the ETF.

     The shares of an ETF may be assembled in a block (typically  50,000 shares)
known as a creation unit and redeemed in kind for a portfolio of the  underlying securities  (based on the ETF's net asset  value)  together  with a cash payment generally  equal  to  accumulated  dividends  as  of  the  date  of  redemption.
Conversely,  a  creation  unit may be  purchased  from the ETF by  depositing  a specified  portfolio  of the  ETF's  underlying  securities,  as  well as a cash payment  generally  equal to  accumulated  dividends of the  securities  (net of expenses) up to the time of deposit.  Although a Fund, like most other investors in ETFs,  intends to purchase  and sell ETF shares  primarily  in the  secondary trading market,  a Fund may redeem creation units for the underlying  securities
(and any  applicable  cash),  and may  assemble a  portfolio  of the  underlying securities and use it (and any required cash) to purchase creation units, if the
Fund's adviser believes it is in the Fund's best interest to do so.

     An investment in an ETF also is subject to all of the risks of investing in the securities held by the ETF. In addition,  the market value of the ETF shares may  differ  from  their net asset  value  because  the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Because of the
ability  of  large  market   participants  to  arbitrage  price  differences  by
purchasing or redeeming  creation units, the difference between the market value and the net  asset  value of ETF  shares  should in most  cases be small.  Under certain circumstances, an ETF could be terminated. Should termination occur, the
ETF might have to liquidate its  portfolio  securities at a time when the prices for those securities are falling.

Floating and Variable Rate Instruments

     Floating or variable rate  obligations  bear interest at rates that are not fixed, but vary with changes in specified  market rates or indices,  such as the prime rate,  or at  specified  intervals.  The  interest  rate on  floating-rate securities  varies with  changes in the  underlying  index (such as the Treasury bill rate),  while the interest rate on variable or adjustable  rate  securities changes at preset times based upon an underlying index.  Certain of the floating or variable  rate  obligations  that may be  purchased  by the Funds may carry a demand feature that would permit the holder to tender them back to the issuer of the instrument or to a third party at par value prior to maturity.

     Some of the demand  instruments  purchased by a Fund may not be traded in a secondary  market and derive  their  liquidity  solely  from the  ability of the holder to demand  repayment  from the  issuer or third  party  providing  credit support.  If a demand instrument is not traded in a secondary  market,  the Fund will nonetheless  treat the instrument as "readily  marketable" for the purposes of its investment restriction limiting investments in illiquid securities unless the demand feature has a notice period of more than seven days in which case the instrument  will be  characterized  as "not readily  marketable"  and  therefore illiquid.

     Such  obligations  include  variable rate master  demand  notes,  which are unsecured instruments issued pursuant to an agreement between the issuer and the holder  that  permit the  indebtedness  thereunder  to vary and to  provide  for periodic  adjustments  in the interest  rate. A Fund will limit its purchases of floating and  variable  rate  obligations  to those of the same quality as it is otherwise allowed to purchase. A Fund's adviser or subadviser will monitor on an ongoing  basis the ability of an issuer of a demand  instrument to pay principal and interest on demand.

     A Fund's  right to obtain  payment at par on a demand  instrument  could be affected by events occurring  between the date the Fund elects to demand payment and the date  payment is due that may  affect  the  ability of the issuer of the instrument  or third party  providing  credit  support to make payment when due, except when such demand  instruments  permit same day settlement.  To facilitate settlement,  these same day demand instruments may be held in book entry form at a bank  other  than a  Fund's  custodian  subject  to a  subcustodian  agreement approved by the Fund between that bank and the Fund's custodian.

Zero Coupon  Securities,  Pay-In-Kind  Bonds ("PIK Bonds") and Deferred  Payment
Securities

     Zero coupon  securities are debt securities that pay no cash income but are sold at substantial  discounts from their value at maturity.  When a zero coupon security  is  held  to  maturity,  its  entire  return,  which  consists  of the amortization of discount,  comes from the difference  between its purchase price and its maturity  value.  This  difference is known at the time of purchase,  so that investors holding zero coupon securities until maturity know at the time of their  investment  what the expected  return on their  investment  will be. Zero coupon securities may have conversion  features.  PIK bonds pay all or a portion of their  interest in the form of debt or equity  securities.  Deferred  payment
securities  are  securities   that  remain  zero  coupon   securities   until  a
predetermined  date, at which time the stated coupon rate becomes  effective and interest becomes payable at regular  intervals.  Deferred payment securities are often sold at substantial discounts from their maturity value.

     Zero coupon  securities,  PIK bonds and deferred payment securities tend to be subject to greater  price  fluctuations  in  response  to changes in interest rates than are ordinary interest-paying debt securities with similar maturities.
The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary  interest-paying  debt securities with similar maturities.  Zero coupon securities,  PIK bonds and deferred  payment  securities may be issued by a wide variety of corporate and governmental  issuers.  Although these  instruments are generally not traded on a national securities  exchange,  they are widely traded by brokers and dealers and, to such extent,  will not be considered illiquid for the purposes of a Fund's limitation on investments in illiquid securities.

Loan Participations and Assignments

     Loan  Participations  typically  will result in a Fund having a contractual relationship only with the lender,  not with the borrower.  A Fund will have the right to receive  payments of  principal,  interest  and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Loan
Participations, a Fund generally will have no right to enforce compliance by the borrower  with the terms of the loan  agreement  relating  to the loan,  nor any rights of set-off against the borrower, and a Fund may not benefit directly from any collateral  supporting the loan in which it has purchased the Participation.
As a result,  a Fund will  assume the credit risk of both the  borrower  and the lender that is selling the Participation.  In the event of the insolvency of the lender selling a  Participation,  a Fund may be treated as a general creditor of the lender  and may not  benefit  from any  set-off  between  the lender and the
borrower.   A  Fund  will  acquire  Loan   Participations  only  if  the  lender
interpositioned  between  the  Fund  and  the  borrower  is  determined  by  the applicable subadviser to be creditworthy. When a Fund purchases Assignments from lenders,  the Fund will acquire  direct rights against the borrower on the loan, except that under  certain  circumstances  such rights may be more  limited than those held by the assigning lender.

     A  Fund  may   have   difficulty   disposing   of   Assignments   and  Loan
Participations.  Because the market for such  instruments  is not highly liquid, the Fund  anticipates  that  such  instruments  could be sold  only to a limited number of institutional  investors. The lack of a highly liquid secondary market may have an  adverse  impact on the value of such  instruments  and will have an adverse  impact on the Fund's  ability to dispose of particular  Assignments  or
Loan   Participations  in  response  to  a  specific  economic  event,  such  as deterioration in the creditworthiness of the borrower.

     In valuing a Loan  Participation  or Assignment  held by a Fund for which a secondary  trading market  exists,  the Fund will rely upon prices or quotations provided  by banks,  dealers or  pricing  services.  To the  extent a  secondary trading market does not exist,  the Fund's Loan  Participations  and Assignments will be valued in accordance with  procedures  adopted by the Board of Trustees, taking into consideration,  among other factors: (i) the creditworthiness of the borrower under the loan and the lender;  (ii) the current interest rate;  period until next rate  reset and  maturity  of the loan;  (iii)  recent  prices in the market for similar loans;  and (iv) recent prices in the market for  instruments of similar quality, rate, period until next interest rate reset and maturity.

Reverse Repurchase Agreements and Mortgage Dollar Rolls

     A Fund may engage in reverse repurchase  agreements to facilitate portfolio liquidity,  a practice  common in the mutual  fund  industry,  or for  arbitrage transactions  discussed below. In a reverse repurchase  agreement,  a Fund would sell a security  and enter into an  agreement  to  repurchase  the security at a specified future date and price. A Fund generally  retains the right to interest and principal payments on the security. Since a Fund receives cash upon entering into a reverse  repurchase  agreement,  it may be  considered  a borrowing  (see
"Borrowing").  When required by guidelines of the SEC, a Fund will  segregate or earmark  permissible  liquid assets to secure its  obligations to repurchase the security. At the time a Fund enters into a reverse repurchase agreement, it will establish and maintain  segregated  or earmarked  liquid assets with an approved custodian having a value not less than the repurchase  price (including  accrued interest).  The segregated or earmarked  liquid assets will be  marked-to-market daily and additional  assets will be segregated or earmarked on any day in which the assets fall below the  repurchase  price (plus accrued  interest).  A Fund's liquidity  and ability to manage its assets might be affected when it sets aside cash or  portfolio  securities  to cover such  commitments.  Reverse  repurchase agreements involve the risk that the market value of the securities  retained in lieu of sale may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase  agreement files for bankruptcy or becomes  insolvent,  such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's  obligation to repurchase the securities,  and the Fund's use of  the  proceeds  of  the  reverse  repurchase  agreement  may  effectively  be
restricted  pending  such  determination.   Reverse  repurchase  agreements  are
considered to be borrowings under the 1940 Act.

     Reverse  repurchase  agreements  may be used as arbitrage  transactions  in which a Fund will  maintain  an  offsetting  position in  investment  grade debt obligations or reverse repurchase agreements. Since a Fund will receive interest on the securities or repurchase  agreements in which it invests the  transaction proceeds, such transactions may involve leverage. However, since such securities or repurchase  agreements  will be high quality and will mature on or before the settlement date of the reverse repurchase agreement, the Fund's adviser believes that such arbitrage  transactions  do not present the risks to the Fund that are associated with other types of leverage.

     Mortgage  dollar  rolls  are  arrangements  in  which  a  Fund  would  sell mortgage-backed  securities for delivery in the current month and simultaneously contract to purchase  substantially  similar  securities  on a specified  future
date.   While  a  Fund  would  forego   principal   and  interest  paid  on  the
mortgage-backed securities during the roll period, the Fund would be compensated by the  difference  between the current  sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale.  A Fund also  could be  compensated  through  the  receipt  of fee  income equivalent  to a lower  forward  price.  At the time the Fund would enter into a mortgage  dollar  roll,  it would  set  aside  permissible  liquid  assets  in a segregated  account to secure its obligation  for the forward  commitment to buy mortgage-backed securities.  Depending on whether the segregated assets are cash equivalent or some other type of security,  entering into mortgage  dollar rolls may subject the Fund to additional interest rate sensitivity.  If the segregated assets are cash  equivalents  that  mature  prior to the  mortgage  dollar  roll settlement,  there is little  likelihood  that the  sensitivity  will  increase;
however, if the segregated assets are subject to interest rate risk because they settle later, then the Fund's interest rate sensitivity could increase. Mortgage dollar  roll  transactions  may be  considered  a borrowing  by the Funds.  (See
"Borrowing")

     Mortgage  dollar  rolls and reverse  repurchase  agreements  may be used as arbitrage  transactions in which a Fund will maintain an offsetting  position in investment  grade debt  obligations or repurchase  agreements  that mature on or before  the  settlement  date on the  related  mortgage  dollar  roll or reverse repurchase  agreements.  Since a Fund will receive interest on the securities or repurchase  agreements  in which  it  invests  the  transaction  proceeds,  such transactions may involve leverage.  However, since such securities or repurchase agreements will be high quality and will mature on or before the settlement date of the mortgage dollar roll or reverse repurchase agreement,  the Fund's adviser or subadviser believes that such arbitrage transactions do not present the risks to the Funds that are associated with other types of leverage.

Temporary Investments

Generally  each of the  Funds  will be fully  invested  in  accordance  with its investment  objective  and  strategies.  However,  pending  investment  of  cash balances  or for other cash  management  purposes,  or if a Fund's  adviser  (or subadviser) believes that business,  economic, political or financial conditions warrant,  a Fund  may  invest  without  limit  in  cash  or  money  market  cash
equivalents,   including:   (1)  short-term  U.S.  government  securities;   (2)
certificates of deposit,  bankers'  acceptances,  and  interest-bearing  savings deposits of commercial banks; (3) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which the Fund may invest directly;
and (5)  subject  to the  limits  of the 1940 Act,  shares  of other  investment companies  that invest in securities in which the Fund may invest.  The Aberdeen
Tax-Free  Income Fund may invest up to 20% of its assets in cash and the taxable money market cash equivalents  listed above.  Should this occur, a Fund will not be pursuing its investment objective and may miss potential market upswings.

Portfolio Turnover

     The portfolio turnover rate for a Fund is calculated by dividing the lesser of  purchases  and sales of  portfolio  securities  for the year by the  monthly average value of the portfolio securities, excluding securities whose maturities at the time of purchase  were one year or less.  Portfolio  turnover may involve the payment by the Fund of brokerage and other transaction costs, on the sale of securities,  as well as on the  investment of the proceeds in other  securities.
The greater the portfolio turnover, the greater the transaction costs to a Fund, which  could have an  adverse  effect on the  Fund's  total  rate of return.  In addition,  funds with high  portfolio  turnover  rates may be more  likely  than low-turnover  funds to  generate  capital  gains  that  must be  distributed  to shareholders as taxable income.

                                 INVESTMENT RESTRICTIONS

     The following are  fundamental  investment  restrictions of each Fund which cannot be changed without the vote of the majority of the outstanding  shares of the Fund for  which a  change  is  proposed.  The  vote of the  majority  of the outstanding  shares  means the vote of (A) 67% or more of the voting  securities present at a meeting,  if the holders of more than 50% of the outstanding voting securities  are  present  or  represented  by  proxy  or (B) a  majority  of the outstanding voting securities, whichever is less.

Each of the Funds:

     o    May not (except the  Aberdeen  Select  Growth  Fund,  Aberdeen  Global
          Financial  Services Fund,  Aberdeen Natural  Resources Fund,  Aberdeen
          Global  Utilities Fund,  Aberdeen Select Equity Fund,  Aberdeen Health
          Sciences  Fund,  Aberdeen  Select  Worldwide  Fund,  Aberdeen  Optimal
          Allocation  Funds and Aberdeen  Technology  and  Communications  Fund)
          purchase  securities of any one issuer,  other than obligations issued
          or   guaranteed   by   the   U.S.   government,    its   agencies   or
          instrumentalities,  if, immediately after such purchase,  more than 5%
          of the Fund's  total  assets  would be  invested in such issuer or the
          Fund would hold more than 10% of the outstanding  voting securities of the issuer,  except that 25% or less of the Fund's total assets may be invested without regard to such limitations.  There is no limit to the percentage  of assets  that may be invested  in U.S.  Treasury  bills,
          notes,  or  other  obligations   issued  or  guaranteed  by  the  U.S.
          government, its agencies or instrumentalities.

     o    May not borrow money or issue senior securities, except that each Fund may sell securities short,  enter into reverse  repurchase  agreements and may otherwise  borrow money and issue senior  securities as and to
          the  extent   permitted  by  the  1940  Act  or  any  rule,  order  or
          interpretation thereunder.

     o    May not act as an underwriter of another issuer's  securities,  except to the extent  that the Fund may be deemed an  underwriter  within the meaning of the Securities Act in connection with the purchase and sale of portfolio securities.

     o    May not purchase or sell commodities or commodities contracts,  except to the extent  disclosed  in the current  Prospectus  or  Statement of
          Additional Information of the Fund.

     o    May not (except the Aberdeen Global Financial Services Fund,  Aberdeen
          Natural  Resources  Fund,  Aberdeen Global  Utilities  Fund,  Aberdeen
          Health Sciences Fund, and Aberdeen Technology and Communications Fund)
          purchase  the  securities  of any issuer if, as a result,  25% or more
          (taken at current  value) of the Fund's total assets would be invested in the securities of issuers, the principal activities of which are in the same  industry;  provided that in the case of the Aberdeen  Hedged
          Core Equity Fund in replicating the weighting of a particular industry in its target  index,  the Fund may invest  more than 25% of its total assets in securities of issuers in that industry. This limitation does not apply to securities issued by the U.S.  government or its agencies or instrumentalities or securities of other investment companies.  The following  industries are considered  separate industries for purposes of this investment  restriction:  electric,  natural gas distribution, natural gas pipeline, combined electric and natural gas, and telephone utilities,  captive  borrowing  conduit,  equipment  finance,  premium finance, leasing finance,  consumer finance and other finance. For the
          Aberdeen  Tax-Free  Income  Fund,  this  limitation  does not apply to obligations issued by state, county or municipal governments.

     o    May not lend any  security  or make any other  loan,  except that each
          Fund may in accordance with its investment  objective and policies (i)
          lend portfolio  securities,  (ii) purchase and hold debt securities or
          other   debt   instruments,   including   but  not   limited  to  loan
          participations  and  subparticipations,  assignments,  and  structured securities,  (iii) make loans  secured by mortgages on real  property,
          (iv) enter into repurchase agreements, and (v) make time deposits with financial  institutions and invest in instruments  issued by financial institutions,  and enter into any other lending  arrangement as and to
          the  extent   permitted  by  the  1940  Act  or  any  rule,  order  or
          interpretation thereunder.

     o    May not  purchase or sell real  estate,  except that each Fund may (i)
          acquire real estate through ownership of securities or instruments and
          sell  any  real  estate  acquired  thereby,   (ii)  purchase  or  sell
          instruments secured by real estate (including interests therein),  and
          (iii)  purchase or sell  securities  issued by entities or  investment vehicles  that  own  or  deal  in  real  estate  (including  interests therein).

The Optimal Allocations Funds:

     o    May not invest more than 25% of the Fund's total assets in  securities of  issuers  in any one  industry  (other  than  securities  issued or
          guaranteed  by  the  U.S.   government  or  any  of  its  agencies  or
          instrumentalities or securities of other investment companies).

Concentration  Policies.  Each of the  Following  Funds  Has a Policy  Regarding
Concentrating  its  Investments  in the  Securities  of Companies in the Same or
Related Industries as Described Below:

The Aberdeen Global Financial Services Fund:*

     o    Will invest 25% or more of its assets in at least one of the following industry  groups:  banks and savings and loan  institutions  and their
          holding   companies,   consumer  and  industrial   finance  companies,
          investment banks, insurance brokers, securities brokers and investment
          advisers,  real  estate-related  companies,   leasing  companies,  and
          insurance companies,  such as property and casualty and life insurance holding companies.

The Aberdeen Global Utilities Fund:*

     o    Will invest 25% or more of its assets in at least one of the following industry groups: energy sources;  maintenance services; companies that
          provide  infrastructure  for  utilities;   cable  television;   radio;
          telecommunications  services;  transportation  services; and water and sanitary services.

The Aberdeen Health Sciences Fund:*

     o    Will invest 25% or more of its assets in at least one of the following industry groups: health care; pharmaceuticals;  biotechnology; medical supplies; medical services and medical devices.

The Aberdeen Technology and Communications Fund:

     o    Will invest  more than 25% of its total  assets in the  securities  of
          issuers  in  technology  and/or   communications   industries.   These
          industries include:  hardware and equipment;  information  technology;
          software;  consulting  and  services;  consumer  electronics;  defense technology; broadcasting; and communication equipment.

The Aberdeen Natural Resources Fund:

     o    Will invest more than 25% of its total assets in securities of issuers in natural resources industries.  These industries include: integrated oil; oil and gas exploration  and production;  gold and other precious metals; steel and iron ore production; energy services and technology;
          base  metal  production;  forest  products;  farming  products;  paper products;  chemicals;  building  materials;  coal;  alternative energy sources; and environmental services.

For each Fund with a policy to concentrate in an industry or group of industries, such  Fund  will  only  concentrate  in the  industry  or  group  of  industries identified in its  concentration  policy,  and will not concentrate in any other industries or group of industries.

*    For purposes of calculation of this restriction, the Fund considers whether it has  invested  25% or more of its total  assets in the  companies of the required industries.

The Following are the Non-Fundamental  Operating Policies of the Funds Which May
Be Changed by the Board of Trustees of the Trust Without Shareholder Approval:

Each Fund may not:

     o    Sell securities short (except for the Aberdeen Small Cap Growth Equity
          Fund, Aberdeen Small Cap Value Fund, Aberdeen Hedged Core Equity Fund,
          Aberdeen Small Cap Opportunities  Fund,  Aberdeen Market Neutral Fund,
          Aberdeen Equity Long-Short Fund,  Aberdeen Select Mid Cap Growth Fund,
          and  Aberdeen  Select  Growth  Fund),  unless the Fund owns or has the right  to  obtain  securities  equivalent  in kind and  amount  to the securities sold short or unless it covers such short sales as required by the  current  rules  and  positions  of the SEC or its  staff,  and provided that short positions in forward currency contracts,  options, futures contracts,  options on futures contracts,  or other derivative instruments are not deemed to constitute selling securities short. The
          Aberdeen  Select  Growth  Fund  may  only  sell  securities  short  in accordance with the description contained in the Prospectus or in this
          SAI.

     o    Purchase securities on margin, except that the Funds may use margin to the extent  necessary  to engage in short  sales and may  obtain  such short-term credits as are necessary for the clearance of transactions;
          and provided that margin deposits in connection with options,  futures contracts, options on futures contracts, transactions in currencies or
          other   derivative   instruments   shall  not  constitute   purchasing
          securities on margin.

     o    Purchase or otherwise acquire any security if, as a result,  more than
          15% of its net  assets  would  be  invested  in  securities  that  are illiquid.

     o    Pledge,  mortgage or hypothecate  any assets owned by the Fund (except
          for  the  Aberdeen  Hedged  Core  Equity  Fund,   Aberdeen  Small  Cap
          Opportunities  Fund and Aberdeen Equity Long-Short Fund) except as may be necessary in connection with permissible  borrowings or investments and then such pledging,  mortgaging or hypothecating may not exceed 33
          1/3%  of the  Fund's  total  assets  at the  time  of  such  pledging, mortgaging or hypothecating.

     If any percentage  restriction or requirement  described above is satisfied at the time of  investment,  a later  increase or  decrease  in such  percentage resulting  from a change in net asset value will not  constitute  a violation of such restriction or requirement.  However, should a change in net asset value or other  external  events  cause  a  Fund's  investments  in  illiquid  securities including  repurchase  agreements  with  maturities  in excess of seven days, to exceed  the  limit  set  forth  above for such  Fund's  investment  in  illiquid securities,  a Fund will act to cause the aggregate amount of such securities to come  within  such  limit  as soon as  reasonably  practicable.  In such  event, however,  such Fund would not be required to liquidate any portfolio  securities where a Fund would suffer a loss on the sale of such securities.

     The  investment  objectives  of the  Funds are not  fundamental  and may be changed by the Board of Trustees without shareholder approval.

Each Fund except the Optimal Allocation Funds may not:

     o    Purchase  securities  of  other  investment  companies  except  (a) in connection with a merger, consolidation,  acquisition,  reorganization or offer of exchange,  or (b) to the extent  permitted by the 1940 Act or any rules or  regulations  thereunder or pursuant to any exemptions therefrom.

Internal Revenue Code Restrictions

     In  addition  to the  investment  restrictions  above,  each  Fund  must be diversified  according to Internal Revenue Code requirements.  Specifically,  at each tax quarter end, each Fund's  holdings must be  diversified  so that (a) at least 50% of the market value of its total assets is represented  by cash,  cash items (including receivables),  U.S. government securities,  securities of other
U.S. regulated investment  companies,  and other securities,  limited so that no one issuer has a value  greater  than 5% of the value of the Fund's total assets and that the Fund holds no more than 10% of the outstanding voting securities of such  issuer,  and (b) not more  than 25% of the value of the  Fund's  assets is invested in the  securities  (other than those of the U.S.  government  or other
U.S. regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same,  similar,  or related trades or businesses or the securities of one or more  qualified  publicly trade partnerships.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

     The Board of  Trustees  of the Trust has adopted  policies  and  procedures regarding  the  disclosure  of  portfolio  holdings  information  to protect the interests of Fund  shareholders and to address  potential  conflicts of interest that could arise between the interests of Fund shareholders and the interests of the Funds' investment  adviser,  principal  underwriter or affiliated persons of the Funds'  investment  adviser or principal  underwriter.  The Trust's  overall policy with  respect to the  release of  portfolio  holdings is to release  such information  consistent with  applicable  legal  requirements  and the fiduciary duties owed to shareholders.  Subject to the limited exceptions described below, the Trust will not make available to anyone non-public  information with respect to its portfolio  holdings until such time as the  information is made available to all shareholders or the general public.

     The policies and procedures are applicable to the Funds' investment adviser and any  subadviser  to the Funds.  Pursuant  to the  policy,  the Funds,  their investment adviser, any subadviser, and their agents are obligated to:

     o    Act  in  the  best  interests  of  Fund   shareholders  by  protecting
          non-public and potentially material portfolio holdings information;
     o    Ensure  that  portfolio  holdings  information  is not  provided  to a favored group of clients or potential clients; and
     o    Adopt  such  safeguards  and  controls  around  the  release of client information  so that  no  client  or  group  of  clients  is  unfairly disadvantaged as a result of such release.

     Portfolio  holdings  information  that is not  publicly  available  will be released  selectively  only pursuant to the exceptions  described below. In most cases, where an exception applies, the release of portfolio holdings is strictly prohibited until the information is at least 15 calendar days old. Nevertheless, the  Adviser's  Chief  Compliance  Officer or his duly  authorized  delegate may authorize,  where circumstances  dictate,  the release of more current portfolio holdings information.

     Each Fund posts onto the Trust's  internet  site  substantially  all of its securities  holdings as of the end of each month.  Such  portfolio  holdings are available no earlier than 15 calendar days after the end of the previous  month, and  remain  available  on the  internet  site  until  the Fund  files  its next quarterly  portfolio holdings report on Form N-CSR or Form N-Q with the SEC. The
Funds disclose their complete  portfolio  holdings  information to the SEC using
Form N-Q  within 60 days of the end of the first and third  quarter  ends of the
Funds'  fiscal year and on Form N-CSR on the second and fourth  quarter  ends of the Funds' fiscal year.  Form N-Q is not required to be mailed to  shareholders, but is made public through the SEC's electronic  filings.  Shareholders  receive either complete  portfolio  holdings  information or summaries of Fund portfolio holdings with their annual and semi-annual reports.

     Exceptions to the portfolio  holdings  release policy  described  above can only be  authorized  by the  Adviser's  Chief  Compliance  Officer  or his  duly authorized delegate and will be made only when:

     o    A Fund has a  legitimate  business  purpose  for  releasing  portfolio holdings  information in advance of release to all shareholders or the general public;
     o    The recipient of the information  provides written assurances that the non-public portfolio holdings information will remain confidential and that persons with access to the  information  will be prohibited  from trading based on the information; and
     o    The  release  of such  information  would not  otherwise  violate  the antifraud  provisions  of the  federal  securities  laws or the Funds'
          fiduciary duties.

     Under this policy,  the receipt of  compensation  by a Fund, the investment
adviser,  a  subadviser,   or  an  affiliate  as  consideration  for  disclosing
non-public  portfolio  holdings  information  will not be  deemed  a  legitimate business purpose.

     Eligible  third  parties  to whom  portfolio  holdings  information  may be released in advance of general release include the following:

     o    Data consolidators (including ratings agencies);
     o    Fund rating/ranking services and other data providers; and
     o    Service providers to the Funds.

     The Funds' investment  adviser conducts periodic reviews of compliance with the policy and the Funds' Chief Compliance Officer provides annually a report to the Board of Trustees  regarding  the  operation  of the policy and any material changes  recommended  as a  result  of such  review.  The  investment  adviser's compliance  staff will also  annually  submit to the Board a list of  exceptions granted to the policy,  including  an  explanation  of the  legitimate  business purpose of the Fund that was served as a result of the exception.

                   BOARD OF TRUSTEES AND OFFICERS OF THE TRUST

--------------------------------------------------------------------------------------------------------------------------

                    TRUSTEES WHO ARE NOT INTERESTED PERSON (AS DEFINED IN THE 1940 ACT) OF THE TRUST

--------------------------------------------------------------------------------------------------------------------------
NAME, ADDRESS, AND YEAR OF     POSITION(S) HELD     PRINCIPAL OCCUPATION    NUMBER OF PORTFOLIOS    OTHER DIRECTORSHIPS
           BIRTH             WITH FUND AND LENGTH    DURING PAST 5 YEARS      IN FUND COMPLEX         HELD BY TRUSTEE*
                                OF TIME SERVED                              OVERSEEN BY TRUSTEE
---------------------------- ---------------------- ---------------------- ----------------------- -----------------------
P. Gerald Malone             Trustee since          Mr. Malone has been              26            Aberdeen Asia-Pacific
                             December 2007          a solicitor for more                           Income Fund, Inc.
                                                    than five years. He                            (Chairman of the
                             Chairman of the Board  has served as a                                Board), Aberdeen
                                                    Minister of State in                           Global Income Fund
                                                    the United Kingdom                             (Chairman of the
                                                    Government. Mr.                                Board) and Aberdeen
                                                    Malone currently                               Asia-Pacific Income
                                                    serves as                                      Investment Company
                                                    Independent Chairman                           Limited.
                                                    of two London
                                                    AIM-listed companies
                                                    (healthcare and
                                                    software) and a
                                                    privately owned
                                                    pharmaceutical
                                                    company. He also
                                                    currently serves as
                                                    a director of
                                                    European Growth &
                                                    Income Trust PLC.
---------------------------- ---------------------- ---------------------- ----------------------- -----------------------

Richard H. McCoy             Trustee since          Prior to retiring in             26            Director of Aberdeen
                             December 2007          2003, Mr. McCoy was                            Asia-Pacific Income
                                                    Vice-Chairman,                                 Investment Company
                                                    Investment Banking,                            Limited.
                                                    at TD Securities
                                                    Inc. Prior to
                                                    joining TD
                                                    Securities Inc. in
                                                    May 1997, he was
                                                    Deputy Chairman of
                                                    CIBC Wood Gundy
                                                    Securities.
---------------------------- ---------------------- ---------------------- ----------------------- -----------------------
Peter D. Sacks               Trustee since          Mr. Sacks has been               26            Aberdeen Asia-Pacific
                             December 2007          Managing Partner of                            Income Fund, Inc.,
                                                    Toron Capital                                  Aberdeen Australia
                                                    Markets (investment                            Equity Fund, Inc.,
                                                    management) since                              Aberdeen Global
                                                    1988.                                          Income Fund and
                                                                                                   Aberdeen Asia-Pacific
                                                                                                   Income Investment
                                                                                                   Company Limited.  He
                                                                                                   serves on the
                                                                                                   Independent Review
                                                                                                   Committee for both
                                                                                                   Aberdeen G7 Trust and
                                                                                                   Aberdeen SCOTS Trust.
---------------------------- ---------------------- ---------------------- ----------------------- -----------------------
John T. Sheehy               Trustee since          Mr. Sheehy has been              26            Aberdeen Asia-Pacific
                             December 2007          Senior Managing                                Income Fund, Inc.,
                                                    Director of B.V.                               Aberdeen Australia
                                                    Murray and Company                             Equity Fund, Inc.,
                                                    (investment banking)                           Aberdeen Global
                                                    since 2001, and                                Income Fund and
                                                    Managing Member of                             Aberdeen Asia-Pacific
                                                    The Value Group LLC                            Income Investment
                                                    (venture capital)                              Company Limited.
                                                    since 1997.
---------------------------- ---------------------- ---------------------- ----------------------- -----------------------
Warren C. Smith              Trustee since          Mr. Smith has been               26            Director of Aberdeen
                             December 2007          Managing Editor of                             Global Income Fund,
                                                    BCA Publications                               Inc. and Aberdeen
                                                    (financial                                     Asia-Pacific Income
                                                    publications) since                            Investment Company
                                                    1982.                                          Ltd.  He also serves
                                                                                                   on the Independent
                                                                                                   Review Committee of
                                                                                                   Aberdeen G7 and
                                                                                                   Aberdeen SCOTS Trusts.
---------------------------- ---------------------- ---------------------- ----------------------- -----------------------
Jack Solan                   Trustee since          Mr. Solan was Senior             26
                             December 2007          Vice President and
                                                    President of
                                                    Strategic
                                                    Development at The
                                                    Phoenix Companies,
                                                    Inc. ("Phoenix") and
                                                    Chairman of Phoenix
                                                    Charter Oak Trust
                                                    Company from 1998
                                                    until 2004.
---------------------------- ---------------------- ---------------------- ----------------------- -----------------------

                      TRUSTEES WHO ARE INTERESTED PERSON (AS DEFINED IN THE 1940 ACT) OF THE TRUST

--------------------------------------------------------------------------------------------------------------------------
NAME, ADDRESS, AND YEAR OF     POSITION(S) HELD     PRINCIPAL OCCUPATION   NUMBER OF PORTFOLIOS     OTHER DIRECTORSHIPS
           BIRTH                WITH FUND AND       DURING PAST 5 YEARS       IN FUND COMPLEX        HELD BY TRUSTEE*
                                LENGTH OF TIME                              OVERSEEN BY TRUSTEE
                                    SERVED
---------------------------- --------------------- ----------------------- ---------------------- ------------------------
Gary Bartlett                Trustee since         Chief Executive                  26
                             September 2007        Officer, Aberdeen
Aberdeen Asset Management    (1992-2007)           Asset Management Inc.
Inc.
1735 Market Street
37th Floor
Philadelphia, PA 19103
---------------------------- --------------------- ----------------------- ---------------------- ------------------------
Martin Gilbert               Trustee since         Chief Executive and              26
                             December 2007         Executive Director of
                                                   Aberdeen Asset
                                                   Management PLC
                                                   (1983-2007),
                                                   President of Aberdeen
                                                   Asia-Pacific Income
                                                   Fund, Inc.
                                                   (2004-2007),
                                                   President of Aberdeen
                                                   Australia Equity
                                                   Fund, Inc.
                                                   (2004-2007).
---------------------------- --------------------- ----------------------- ---------------------- ------------------------

*    Directorships held in (1) any other investment  companies  registered under the  1940  act,  (2) any  company  with a class  of  securities  registered pursuant to Section 12 of the  Securities  Exchange Act of 1934, as amended
     (the  "Exchange  Act") or (3) any company  subject to the  requirements  of
     Section 15(d) of the Exchange Act.

--------------------------------------------------------------------------------------------------------------------------

                                                  OFFICERS OF THE TRUST
--------------------------------------------------------------------------------------------------------------------------
NAME, ADDRESS, AND YEAR OF     POSITION(S) HELD
           BIRTH             WITH FUND AND LENGTH
                                OF TIME SERVED                PRINCIPAL OCCUPATION DURING PAST 5 YEARS
---------------------------- ---------------------- ----------------------------------------------------------------------
Vincent J. Esposito          President and Chief    Currently, Head of North American Mutual Funds for Aberdeen Asset
                             Executive Officer      Management Inc.  Previously, Managing Director, Deutsche Asset
Aberdeen Asset Management                           Management (2003-2007); President and Principal Executive Officer of
Inc.                                                The DWS Scudder Family of Funds, President and Chief Executive
5 Tower Bridge                                      Officer of The Central Europe and Russia Fund, Inc., The European
300 Barr Harbor Drive,                              Equity Fund, Inc., The New Germany Fund, Inc. (2003-2005)
Suite 300                                           (registered investment companies); Vice Chairman and Director of The
West Conshohocken, PA 19428                         Brazil Fund, Inc., The Korea Fund and The Global Commodities Stock
                                                    Fund (2004-2005) (registered investment companies); formerly,
Year of Birth: 1956                                 Managing Director, Putnam Investments (1991-2002).
---------------------------- ---------------------- ----------------------------------------------------------------------
Joseph Malone                Treasurer, Chief
                             Financial Officer,     Mr. Malone joined Aberdeen Asset Management, Inc. ("AAMI"), in
Aberdeen Asset Management    and Principal          November of 2007.  Prior to joining AAMI, he has held various senior
Inc.                         Accounting Officer     management positions within his 18 year career.  Most recently as
5 Tower Bridge                                      Treasurer, UBS Funds (Oct. 2001 - Nov. 2007); and Controller, AEA
300 Barr Harbor Drive,                              Investors, Inc. (August 2000 - June 2001).  His experiences include
Suite 300                                           public accounting, Vice President of Fund Administration, Board
West Conshohocken, PA 19428                         member, as well as roles in financial services firms across the broker/dealer and banking industry.
Year of Birth: 1967

                                                    Mr. Malone graduated in 1989 with a Bachelor of Business
                                                    Administration in Public Accounting from Pace University and is a
                                                    Certified Public Accountant in the State of New York and a member of the American Institute of Public Accountants and New York Society of
                                                    Certified Public Accountants.
---------------------------- ---------------------- ----------------------------------------------------------------------
Gary Swiman                  Chief Compliance       Currently, Chief Compliance Officer for Aberdeen Asset Management
                             Officer                Inc. and Aberdeen Fund Distributors LLC.  Mr. Swiman joined the
Aberdeen Asset Management                           Adviser in October 2007.  Mr. Swiman was the Chief Compliance
Inc.                                                Officer of Evercore Partners from November 2006 through August
1735 Market Street                                  2007.  Prior to that, Mr. Swiman spent six years at Merrill Lynch,
37th Floor                                          serving as Director and Assistant General Counsel of Regulatory
Philadelphia, PA 19103                              Affairs and six years at Nomura Securities as Director of Internal
                                                    Audit and Assistant Director of Compliance.  Previously, Mr. Swiman
Year of Birth: 1966                                 spent several years at Price Waterhouse LLC as a manager in the regulatory/broker-dealer practice.  Mr. Swiman has a J.D. from
                                                    Fordham Law School in 1993 and Bachelor of Business Administration
                                                    from Hofstra University in 1987.
---------------------------- ---------------------- ----------------------------------------------------------------------
Jennifer Nichols             Vice President         Currently, U.S. Counsel, Vice President and Secretary for Aberdeen
                                                    Asset Management Inc.  Ms. Nichols joined Aberdeen Asset Management
Aberdeen Asset Management                           Inc. in October 2006.  Prior to that, Ms. Nichols was an associate
Inc.                                                attorney in the Financial Services Group of Pepper Hamilton LLP (law
1735 Market Street                                  firm) (2003 - 2006).  Ms. Nichols graduated in 2003 with a J.D. from
37th Floor                                          the University of Virginia School of Law.  She received a Bachelor
Philadelphia, PA 19103                              of Arts degree from Harvard University in 2000.

Year of Birth: 1978
---------------------------- ---------------------- ----------------------------------------------------------------------
Shahreza Yusof               Vice President         Currently, Head of U.S. Equities for Aberdeen Asset Management Inc.
                                                    Mr. Yusof was recruited by an affiliate of Aberdeen Asset Management
Aberdeen Asset Management                           Inc. in 1994 in Singapore.  Over the years has worked on Aberdeen
Inc.                                                Asia equities team and became investment director for Japan.  Later
5 Tower Bridge                                      Mr. Yusof moved to Aberdeen's Emerging Markets division in London.
300 Barr Harbor Drive,                              Mr. Yusof has been based out of the Aberdeen operations in the
Suite 300                                           United States since 2006.  Mr. Yusof has a BS Finance & Economics
West Conshohocken, PA 19428                         from New York University.

Year of Birth: 1972
---------------------------- ---------------------- ----------------------------------------------------------------------
William Baltrus              Vice President         Currently, Director of Operations, U.S. Mutual Funds for Aberdeen
                                                    Asset Management Inc.  Prior to joining Aberdeen Asset Management
Aberdeen Asset Management                           Inc. in November 2007, he was Vice President of Administration for
Inc.                                                Nationwide Funds Group.  From 1990 to 2000, Mr. Baltrus served as
5 Tower Bridge                                      Client Services Officer and Relationship manager for 7 mutual fund
300 Barr Harbor Drive,                              complexes at PFPC, Inc.  Mr. Baltrus graduated in 1990 with a
Suite 300                                           Bachelor of Science in Economics from The Pennsylvania State
West Conshohocken, PA 19428                         University and holds the series 6, 63 and 24 securities licenses.

Year of Birth: 1967
----------------------------- ---------------------- ----------------------------------------------------------------------
Lucia Sitar                  Secretary              Currently, U.S. Counsel for Aberdeen Asset Management Inc.  Ms.
                                                    Sitar joined Aberdeen Asset Management Inc. in July 2007.  Prior to
Aberdeen Asset Management                           that, Ms. Sitar was an associate attorney in the Investment
Inc.                                                Management Group of Stradley Ronon Stevens & Young LLP (law firm)
1735 Market Street                                  (2000 - 2007).  Ms. Sitar graduated in 2000 with a J.D. from The
37th Floor                                          Dickinson School of Law of the Pennsylvania State University.  She
Philadelphia, PA 19103                              received a Bachelor of Arts degree from Rosemont College in 1996.

Year of Birth:  1971
---------------------------- ---------------------- ----------------------------------------------------------------------

Responsibilities of The Board Of Trustees

     The  business and affairs of the Trust are managed  under the  direction of its Board of Trustees. The Board of Trustees sets and reviews policies regarding the  operation  of the Trust,  and  directs  the  officers  to perform the daily functions of the Trust.

                          BOARD OF TRUSTEES COMMITTEES

     The Board of Trustees has two  standing  committees:  Audit and  Nominating
Committees.

     The  purposes  of the Audit  Committee  are to:  (a)  oversee  the  Trust's accounting and financial reporting policies and practices, its internal controls and, as appropriate,  the internal controls of certain of its service providers;
(b) oversee the quality and objectivity of the Trust's financial  statements and the  independent  audit thereof;  (c) ascertain the  independence of the Trust's independent  auditors;  (d) act as a liaison  between  the  Trust's  independent auditors and the Board;  (e) approve the  engagement of the Trust's  independent auditors  to (i)  render  audit and  non-audit  services  for the Trust and (ii)
render  non-audit  services for the Trust's  investment  advisers  (other than a subadviser  whose role is  primarily  portfolio  management  and is  overseen by another investment adviser) and certain other entities under common control with one of the Trust's investment  advisers if the engagement relates to the Trust's operations  and  financial  reporting;  (f) meet and consider the reports of the
Trust's independent  auditors;  (g) review and make recommendations to the Board regarding  the Code of  Ethics  of the  Trust  and that of all  Trust  advisers,
subadvisers,   and  principal  underwriters  and  annually  review  changes  to, violations of, and  certifications  with respect to such Code of Ethics; and (h)
oversee the Trust's written policies and procedures  adopted under Rule 38a-1 of the  1940  Act and  oversee  the  appointment  and  performance  of the  Trust's designated  Chief  Compliance  Officer.  The function of the Audit  Committee is oversight; it is management's responsibility to maintain appropriate systems for accounting and internal control, and the independent auditors' responsibility to plan and carry out a proper  audit.  The  independent  auditors  are  ultimately accountable  to the Board and the Audit  Committee,  as  representatives  of the
Trust's  shareholders.  Each of the members  have a working  knowledge  of basic finance and accounting  matters and are not interested  persons of the Trust, as defined in the 1940 Act.

     The Nominating Committee has the following powers and responsibilities: (1)
selection and  nomination of all persons for election or appointment as Trustees of the Trust (provided that nominees for independent Trustee are recommended for selection and approval by all of the incumbent independent Trustees then serving on the Board);  (2) periodic review of the composition of the Board to determine whether it may be  appropriate  to add  individuals  with specific  backgrounds, diversity or skill sets;  (3)  periodic  review of Board  governance  procedures
(including the Board's effectiveness,  Trustee retirement, Trustee investment in the Funds and the process by which the Trust's  principal  service providers are evaluated);  and (4) review of completed Trustee and Officer  Questionnaires and adjust  composition of the Board by recommending  the removal,  replacement,  or retirement  of  an  incumbent  Trustee  and  may  recommend  the  selection  and nomination of an appropriate candidate.  The Nominating Committee reports to the full Board with recommendations of any appropriate changes to the Board.

     The  Nominating  Committee has adopted  procedures  regarding its review of recommendations for trustee nominees,  including those recommendations presented by  shareholders.  When  considering  whether to add  additional  or  substitute
Trustees  to the Board of Trustees of the Trust,  the  Trustees  shall take into account any proposals for candidates that are properly  submitted to the Trust's
Secretary.  Shareholders  wishing to present one or more  candidates for Trustee for  consideration  may do so by  submitting  a signed  written  request  to the
Trust's Secretary at attn:  Secretary,  Aberdeen Funds, 5 Tower Bridge,  300 Bar
Harbor Drive, Suite 300, West Conshohocken,  Pennsylvania  19428, which includes the  following  information:  (i)  name  and  address  of  shareholder  and,  if applicable,  name of broker or record holder; (ii) number of shares owned; (iii)
name  of  Fund(s)  in  which  shares  are  owned;   (iv)  whether  the  proposed
candidate(s)  consent to being  identified  in any proxy  statement  utilized in
connection  with  the  election  of  Trustees;   (v)  the  name  and  background
information  of the  proposed  candidates  and  (vi) a  representation  that the candidate or  candidates  are willing to provide  additional  information  about themselves, including assurances as to their independence.

     The Trust is newly organized and, as a result,  the Committees have not yet held meetings.

Ownership of Shares of Aberdeen Funds

     As of the date of this SAI, the Fund had not yet commenced  operations  and the Trustees and Officers of the Trust do not hold any shares.

Compensation of Trustees

     The Trustees will receive an annual board retainer,  fees and reimbursement for any reasonable expenses of attending board meetings from the Trust. Aberdeen
Asset Management,  Inc.  ("Aberdeen" or the "Adviser")  reimburses the Trust for fees and expenses paid to Trustees who are  interested  persons of the Trust and who are employees of the Adviser or its affiliates. The Compensation Table below sets  forth  the  total  compensation  that  the  Funds  expect  to pay to  each
Independent  Trustee,  before  reimbursement  of expenses,  during a full fiscal year.

----------------------------------------------------------------------------------------------------------------------
                  TRUSTEES WHO ARE NOT INTERESTED PERSON (AS DEFINED IN THE 1940 ACT) OF THE TRUST
----------------------------------------------------------------------------------------------------------------------
            (1)                     (2)                   (3)                     (4)                    (5)
---------------------------- ------------------- ----------------------- ---------------------- ----------------------
      Name of Trustee            Estimated         Pension Retirement      Estimated Annual        Estimated Total
                                 Aggregate        Benefits Accrued as        Benefits Upon        Compensation from
                             Compensation from   Part of Trust Expenses       Retirement          the Fund Complex
                                 the Trust
---------------------------- ------------------- ----------------------- ---------------------- ----------------------
P. Gerald Malone             $37,000             None                    None                   $174,000
---------------------------- ------------------- ----------------------- ---------------------- ----------------------
Richard H. McCoy             $27,000             None                    None                   $52,000
---------------------------- ------------------- ----------------------- ---------------------- ----------------------
Peter D. Sacks               $27,000             None                    None                   $135,000
---------------------------- ------------------- ----------------------- ---------------------- ----------------------
John T. Sheehy               $27,000             None                    None                   $150,000
---------------------------- ------------------- ----------------------- ---------------------- ----------------------
Warren C. Smith              $27,000             None                    None                   $52,000
---------------------------- ------------------- ----------------------- ---------------------- ----------------------
Jack Solan                   $32,000             None                    None                   $32,000
---------------------------- ------------------- ----------------------- ---------------------- ----------------------

TRUSTEES WHO ARE INTERESTED PERSON (AS DEFINED IN THE 1940 ACT) OF THE TRUST
----------------------------------------------------------------------------------------------------------------------
            (1)                     (2)                   (3)                     (4)                    (5)
---------------------------- ------------------- ----------------------- ---------------------- ----------------------
      Name of Trustee            Estimated         Pension Retirement      Estimated Annual        Estimated Total
                                 Aggregate        Benefits Accrued as        Benefits Upon        Compensation from
                             Compensation from   Part of Trust Expenses       Retirement          the Fund Complex
                                 the Trust
---------------------------- ------------------- ----------------------- ---------------------- ----------------------
Gary Bartlett                $0                  None                    None                   $0
---------------------------- ------------------- ----------------------- ---------------------- ----------------------
Martin Gilbert               $0                  None                    None                   $0
---------------------------- ------------------- ----------------------- ---------------------- ----------------------

     The  Trust  does not  maintain  any  pension  or  retirement  plans for the
Officers or Trustees of the Trust.

Code of Ethics

     Federal law  requires  the Trust and each of its  investment  advisers  and sub-advisers and its principal underwriter to adopt codes of ethics which govern the personal securities transactions of their respective personnel. Accordingly, each such entity has adopted a code of ethics pursuant to which their respective personnel  may  invest in  securities  for their  personal  accounts  (including securities that may be purchased or held by the Trust). Copies of these Codes of
Ethics are on file with the SEC and are available to the public.

Proxy Voting Guidelines

     Federal law  requires  the Trust and each of its  investment  advisers  and subadvisers to adopt  procedures for voting proxies ("Proxy Voting  Guidelines")
and to  provide a summary  of those  Proxy  Voting  Guidelines  used to vote the securities  held by the Funds.  The summary of such Proxy Voting  Guidelines  is attached as Appendix B to this SAI.

                     INVESTMENT ADVISORY AND OTHER SERVICES

Trust Expenses

     The Trust pays the  compensation  of the Trustees who are not  employees of
Aberdeen Asset Management Inc. ("the Adviser" or "Aberdeen"), or its affiliates, and all expenses (other than those assumed by the applicable adviser), including governmental fees,  interest charges,  taxes,  membership dues in the Investment
Company Institute allocable to the Trust;  investment advisory fees and any Rule
12b-1 fees;  fees under the Trust's  Fund  Administration  and  Transfer  Agency
Agreement,  which  includes  the  expenses of  calculating  the Funds' net asset values; fees and expenses of independent  certified public accountants and legal counsel of the Trust and to the  independent  Trustees;  expenses of  preparing, printing,  and mailing  shareholder  reports,  notices,  proxy  statements,  and reports to governmental  offices and  commissions;  expenses  connected with the execution,  recording, and settlement of portfolio security transactions;  short sale dividend expenses;  insurance premiums;  administrative services fees under an  Administrative  Services  Plan;  fees and expenses of the  custodian for all services to the Trust; expenses of shareholder  meetings;  and expenses relating to the issuance,  registration,  and  qualification  of shares of the Trust. The
Adviser may, from time to time,  agree to  voluntarily  or  contractually  waive advisory  fees,  and if necessary  reimburse  expenses,  in order to limit total operating  expenses  for each Fund and/or  classes,  as described  below.  These expense limitations apply to the classes described; if a particular class is not referenced, there is no expense limitation for that class.

Investment Adviser

     Under the Investment  Advisory  Agreement with the Trust,  Aberdeen manages the Funds in  accordance  with the policies and  procedures  established  by the
Trustees.

     Except as described below,  the Adviser manages the day-to-day  investments of the assets of the  Funds.  For  certain  Funds,  the  Adviser  also  provides investment  management evaluation services in initially selecting and monitoring on an ongoing basis the  performance of one or more  subadvisers  who manage the investment  portfolio of a particular  Fund.  The Adviser is also  authorized to select  and place  portfolio  investments  on behalf of such  subadvised  Funds;
however the Adviser does not intend to do so as a routine matter at this time.

                      The following Funds are subadvised:

                        Aberdeen China Opportunities Fund
                        Aberdeen Developing Markets Fund
                       Aberdeen International Equity Fund
                         Aberdeen Select Small Cap Fund*
                         Aberdeen Select Worldwide Fund
                         Aberdeen Global Utilities Fund
                       Aberdeen Select Mid Cap Growth Fund
                          Aberdeen Tax-Free Income Fund

*    A portion of the Fund is sub-advised by NorthPointe Capital LLC.

Aberdeen Asset Management Inc.

     Aberdeen  pays the  compensation  of the officers of the Trust  employed by
Aberdeen.   Aberdeen  also  furnishes,   at  its  own  expense,   all  necessary
administrative  services,  office space,  equipment,  and clerical personnel for servicing the investments of the Trust and  maintaining its investment  advisory facilities, and executive and supervisory personnel for managing the investments and effecting the portfolio  transactions  of the Trust.  In addition,  Aberdeen pays, out of its legitimate profits,  broker-dealers,  trust companies, transfer agents and other financial  institutions in exchange for their selling of shares of the  Trust's  series  or  for  recordkeeping  or  other  shareholder  related services.

     The Investment Advisory Agreement also specifically provides that Aberdeen, including its directors,  officers,  and employees,  shall not be liable for any error  of  judgment,  or  mistake  of law,  or for any loss  arising  out of any investment,  or for any act or omission in the execution  and  management of the
Trust,  except for willful  misfeasance,  bad faith, or gross  negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Agreement. The Agreement continues in effect for an initial period of one year and thereafter  shall continue  automatically  for successive annual  periods  provided such  continuance  is  specifically  approved at least annually by the  Trustees,  or by vote of a majority of the  outstanding  voting securities of the Trust,  and, in either case, by a majority of the Trustees who are not parties to the  Agreement or interested  persons of any such party.  The
Agreement terminates  automatically in the event of its "assignment," as defined under the 1940 Act. It may be terminated as to a Fund without penalty by vote of a majority  of the  outstanding  voting  securities  of that Fund,  or by either party, on not less than 60 days written notice.  The Agreement  further provides that Aberdeen may render similar services to others.

     Aberdeen,  located at 1735  Market  Street,  37th Floor,  Philadelphia,  PA
19103, is wholly owned by Aberdeen Asset Management PLC, a corporation organized under the laws of  Scotland.  Gary  Bartlett,  trustee  of the Trust is also the chief executive officer of Aberdeen.

     For services  provided under the Investment  Advisory  Agreement,  Aberdeen receives  an annual fee paid  monthly  based on average  daily net assets of the applicable Fund according to the following schedule:

------------------------------------------ ------------------------------------- ------------------------------
                Fund                                    Assets                     Investment Advisory Fee
------------------------------------------- ------------------------------------- ------------------------------

Aberdeen Select Mid Cap Growth Fund        $0 up to $250 million                             0.80%
                                           $250 million up to $1 billion                     0.77%
                                           $1 billion up to $2 billion                       0.74%
                                           $2 billion up to $5 billion                       0.71%
                                           $5 billion and more                               0.68%
------------------------------------------ ------------------------------------- ------------------------------
Aberdeen Tax-Free Income Fund              $0 up to $250 million                             0.50%
                                           $250 million up to $1 billion                     0.475%
                                           $1 billion up to $2 billion                       0.45%
                                           $2 billion up to $5 billion                       0.425%
                                           $5 billion and more                               0.40%
------------------------------------------ ------------------------------------- ------------------------------
Aberdeen Small Cap Fund                    up to $100 million                                0.95%
                                           $100 million or more                              0.80%
------------------------------------------ ------------------------------------- ------------------------------
Aberdeen Select Small Cap Fund             All Assets                                        0.95%
------------------------------------------ ------------------------------------- ------------------------------
Aberdeen Natural Resources Fund            $0 up to $500 million                             0.70%
                                           $500 million up to $2 billion                     0.65%
                                           $2 billion and more                               0.60%
------------------------------------------ ------------------------------------- ------------------------------
Aberdeen Technology and Communications     $0 up to $500 million                             0.88%
Fund                                       $500 million up to $2 billion                     0.83%
                                           $2 billion and more                               0.78%
------------------------------------------ ------------------------------------- ------------------------------
Aberdeen Health Sciences Fund              $0 up to $500 million                             0.90%
                                           $500 million up to $2 billion                     0.85%
                                           $2 billion and more                               0.80%
------------------------------------------ ------------------------------------- ------------------------------
Aberdeen Select Growth Fund                $0 up to $500 million                             0.90%
                                           $500 million up to $2 billion                     0.80%
                                           $2 billion and more                               0.75%
------------------------------------------ ------------------------------------- ------------------------------
Aberdeen Select Equity Fund                $0 up to $500 million                             0.80%
                                           $500 million up to $2 billion                     0.70%
                                           $2 billion and more                               0.65%
------------------------------------------ ------------------------------------- ------------------------------
Aberdeen Equity Long-Short Fund            $0 up to $250 million                             1.50%
                                           $250 million and more                             1.25%
------------------------------------------ ------------------------------------- ------------------------------
Aberdeen China Opportunities Fund          $0 up to $500 million                             1.25%
                                           $500 million up to $2 billion                     1.20%
                                           $2 billion and more                               1.15%
------------------------------------------ ------------------------------------- ------------------------------
Aberdeen Optimal Allocations Funds:        All Assets                                        0.15%
  Growth Fund
  Moderate Growth Fund
  Moderate Fund
  Specialty Fund
  Defensive Fund
------------------------------------------ ------------------------------------- ------------------------------
Aberdeen Developing Markets Fund           $0 up to $500 million                             1.05%
                                           $500 million up to $2 billion                     1.00%
                                           $2 billion and more                               0.95%
------------------------------------------ ------------------------------------- ------------------------------
Aberdeen International Equity Fund         $0 up to $500 million                             0.90%
                                           $500 million up to $2 billion                     0.85%
                                           $2 billion and more                               0.80%
------------------------------------------ ------------------------------------- ------------------------------
Aberdeen Select Worldwide Fund             $0 up to $500 million                             0.90%
                                           $500 million up to $2 billion                     0.85%
                                           $2 billion and more                               0.80%
------------------------------------------ ------------------------------------- ------------------------------
Aberdeen Global Financial Services Fund    $0 up to $500 million                             0.90%
                                           $500 million up to $2 billion                     0.85%
                                           $2 billion and more                               0.80%
------------------------------------------ ------------------------------------- ------------------------------
Aberdeen Global Utilities Fund             $0 up to $500 million                             0.70%
                                           $500 million up to $2 billion                     0.65%
                                           $2 billion and more                               0.60%
------------------------------------------ ------------------------------------- ------------------------------
Aberdeen Hedged Core Equity Fund           All Assets                                        1.25%
------------------------------------------ ------------------------------------- ------------------------------
Aberdeen Small Cap Opportunities Fund      $0 up to $500 million                             0.85%
                                           $500 million up to $2 billion                     0.75%
                                           $2 billion and more                               0.70%
------------------------------------------ ------------------------------------- ------------------------------
Aberdeen Market Neutral Fund               All Assets                                        1.25%
------------------------------------------ ------------------------------------- ------------------------------
Aberdeen Small Cap Growth Fund             $0 up to $500 million                             0.95%
                                           $500 million up to $2 billion                     0.85%
                                           $2 billion and more                               0.80%
------------------------------------------ ------------------------------------- ------------------------------
Aberdeen Small Cap Value Fund              $0 up to $500 million                             0.95%
                                           $500 million up to $2 billion                     0.85%
                                           $2 billion and more                               0.80%
------------------------------------------ ------------------------------------- ------------------------------

Limitation of Fund Expenses

     In the interest of limiting  the  expenses of the Funds,  Aberdeen may from time to time waive some or all of its investment advisory fee or reimburse other fees for any of the Funds.  In this  regard,  Aberdeen  has entered into expense limitation  agreements with the Trust on behalf of certain of the Funds (each an
"Expense Limitation Agreement").  Pursuant to the Expense Limitation Agreements,
Aberdeen has agreed to waive or limit its fees and to assume  other  expenses to the extent necessary to limit the total annual operating  expenses of each Class of each such Fund to the limits  described  below.  This limit excludes  certain
Fund expenses,  including any taxes, interest,  brokerage fees, Rule 12b-1 fees, short sale dividend expenses, administrative services fees, other expenses which are capitalized in accordance  with generally  accepted  accounting  principles, expenses incurred by a Fund in connection with any merger or reorganization  and may exclude other  non-routine  expenses not incurred in the ordinary  course of the  Fund's  business.  Please  note that the waiver of such fees will cause the total  return and yield of a Fund to be higher than they would  otherwise  be in the absence of such a waiver.

     Aberdeen  may  request  and  receive  reimbursement  from the Funds for the advisory  fees waived or limited and other  expenses  reimbursed  by the Adviser pursuant to the  Expense  Limitation  Agreement  at a later date when a Fund has reached a  sufficient  asset  size to permit  reimbursement  to be made  without causing  the total  annual  operating  expense  ratio of the Fund to exceed  the limits in the Expense Limitation  Agreement.  No reimbursement will be made to a
Fund unless:  (i) such Fund's assets exceed $100 million;  (ii) the total annual expense ratio of the Class making such  reimbursement is less than the limit set forth below; (iii) the payment of such reimbursement is approved by the Board of
Trustees on a quarterly  basis;  and (iv) the payment of such  reimbursement  is made no more than three  years from the fiscal  year in which the  corresponding waiver or  reimbursement  to the Fund was made.  Except as  provided  for in the
Expense  Limitation  Agreement,  reimbursement of amounts  previously  waived or assumed by the Adviser is not permitted.

     Until at least  February 28, 2009,  Aberdeen  has agreed  contractually  to waive  advisory  fees and, if  necessary,  reimburse  expenses in order to limit total annual fund operating expenses,  excluding any taxes, interest,  brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities,  short sale dividend expenses,  Rule 12b-1 fees, fees paid pursuant  to an  Administrative  Services  Plan,  other  expenditures  which are
capitalized  in  accordance  with  generally  accepted  accounting   principles,
expenses incurred by a Fund in connection with any merger or reorganization  and may exclude other  non-routine  expenses not incurred in the ordinary  course of the Fund's business, for certain Funds of the Trust as follows:

     o    Aberdeen Select Mid Cap Growth Fund to 1.20% for Class A shares, Class
          B  shares,   Class  C  shares,   Class  D  shares,   Class  R  shares,
          Institutional Service Class shares, and Institutional Class shares
     o    Aberdeen  Select  Small  Cap Fund to  1.35%  Class A  shares,  Class B shares,  Class C shares, Class R shares,  Institutional  Service Class shares, and Institutional Class shares
     o    Aberdeen  Select  Growth  Fund to 1.30% for  Class A  shares,  Class B shares,  Class C shares, Class R shares,  Institutional  Service Class shares, and Institutional Class shares
     o    Aberdeen  Technology  and  Communications  Fund to 1.38%  for  Class A
          shares, Class B shares, Class C shares, Class R shares,  Institutional
          Service Class shares, and Institutional Class shares
     o    Aberdeen  Health  Sciences  Fund to 1.40% for Class A shares,  Class B shares,  Class C shares, Class R shares,  Institutional  Service Class shares, and Institutional Class shares
     o    Aberdeen  Select  Equity  Fund to 1.20% for  Class A  shares,  Class B shares,  Class C shares, Class R shares,  Institutional  Service Class shares, and Institutional Class shares
     o    Aberdeen Equity  Long-Short Fund to 1.65% for Class A shares,  Class B shares,  Class C shares, Class R shares,  Institutional  Service Class shares, and Institutional Class shares(1)
     o    Aberdeen China Opportunities Fund to 1.75% for Class A shares, Class B shares,  Class C shares, Class R shares,  Institutional  Service Class shares, and Institutional Class shares
     o    Aberdeen Natural Resources Fund for 1.20% for Class A shares,  Class B shares,  Class C shares, Class R shares,  Institutional  Service Class shares, and Institutional Class shares
     o    Aberdeen Optimal Allocations Funds to 0.25% for Class A shares,  Class
          B shares, Class C shares, Class R shares,  Institutional Service Class shares, and Institutional Class shares
     o    Aberdeen Developing Markets Fund to 1.55% for Class A shares,  Class B shares,  Class C shares, Class R shares,  Institutional  Service Class shares, and Institutional Class shares
     o    Aberdeen  International Equity Fund to 1.40% for Class A shares, Class
          B shares, Class C shares, Class R shares,  Institutional Service Class shares, and Institutional Class shares
     o    Aberdeen  Select  Worldwide Fund to 1.40% for Class A shares,  Class B shares,  Class C shares, Class R shares,  Institutional  Service Class shares, and Institutional Class shares
     o    Aberdeen Global  Financial  Services Fund to 1.40% for Class A shares,
          Class B shares, Class C shares, Class R shares,  Institutional Service
          Class shares, and Institutional Class shares
     o    Aberdeen  Global  Utilities Fund to 1.20% for Class A shares,  Class B shares,  Class C shares, Class R shares,  Institutional  Service Class shares, and Institutional Class shares
     o    Aberdeen  Small Cap Growth  Fund to 1.35% for Class A shares,  Class B shares, Class C shares, Class R shares,  Institutional  Service shares and Institutional Class shares
     o    Aberdeen  Small  Cap Value  Fund to 1.35% for Class A shares,  Class B shares, Class C shares, Class R shares,  Institutional  Service shares and Institutional Class shares
     o    Aberdeen Hedged Core Equity Fund to 1.65% for Class A shares,  Class B shares,  Class C shares, Class R shares,  Institutional  Service Class shares and Institutional Class shares
     o    Aberdeen  Small  Cap  Opportunities  Fund to 1.25% for Class A shares,
          Class B shares, Class C shares, Class R shares,  Institutional Service
          Class shares, and Institutional Class shares
     o    Aberdeen  Market  Neutral  Fund to 1.65% for  Class A shares,  Class B shares,  Class C shares, Class R shares,  Institutional  Service Class shares and Institutional Class shares

(1)  The  Adviser  has  agreed  to waive  an  amount  equal  to  0.25%  from its management fee.

Investment Advisory Fees

Prior to the date of this SAI, the Funds had not commenced operations.

Subadvisers

The subadvisers for certain of the Funds advised by the Adviser are as follows:

--------------------------------------------------- ---------------------------------------------------------
FUND                                                SUBADVISER
--------------------------------------------------- ---------------------------------------------------------
Aberdeen China Opportunities Fund                   Gartmore Global Partners ("GGP"), Aberdeen Asset
                                                    Management Investment Services Limited ("AAMISL") and
                                                    Aberdeen Asset Management Asia Limited ("AAMAL")
--------------------------------------------------- ---------------------------------------------------------
Aberdeen Developing Markets Fund                    GGP, AAMISL and AMMAL
--------------------------------------------------- ---------------------------------------------------------
Aberdeen International Equity Fund                  GGP, AAMISL and AMMAL
--------------------------------------------------- ---------------------------------------------------------
Aberdeen Select Small Cap Fund                      NorthPointe Capital, LLC ("NorthPointe")
--------------------------------------------------- ---------------------------------------------------------
Aberdeen Select Worldwide Fund                      GGP, AAMISL and AMMAL
--------------------------------------------------- ---------------------------------------------------------
Aberdeen Global Utilities Fund                      GGP, AAMISL and AMMAL
--------------------------------------------------- ---------------------------------------------------------
Aberdeen Tax-Free Income Fund                       Credit Suisse Asset Management, LLC
--------------------------------------------------- ---------------------------------------------------------
Aberdeen Select Mid Cap Growth Fund                 Security Investors LLC
--------------------------------------------------- ---------------------------------------------------------

     GGP, 8 Fenchurch Place, London,  England, United Kingdom, is the subadviser for certain of the Funds and manages each Fund's assets in  accordance  with the investment objective and strategies. GGP makes investment decisions and executes them by placing purchase and sell orders for securities.

     AAMISL, a United Kingdom corporation,  and AAMAL, a Singapore  corporation, will each  serve as  subadviser  to  certain  Funds.  AAMISL  and AAMAL are both affiliates  of the  Adviser.  AAMISL  and  AAMAL do not have  management  over a specific  portion of a Fund's  assets at this time,  but each assist the Adviser with oversight for certain Funds subadvised by GGP. AAMISL is located at One Bow
Churchyard,  London,  England  EC4M9HH.  AAMAL is located  at 21 Church  Street,
#01-01 Capital Square Two, Singapore 049480.

     NorthPointe,  101 West Big Beaver,  Suite 745, Troy,  Michigan  48084, is a
domestic-equity  money management firm dedicated to serving the investment needs of institutions,  high-net worth  individuals and mutual funds.  NorthPointe was organized in 1999.  NorthPointe  is a  majority-owned  subsidiary of North Point
Holdings LLC.

     Credit  Suisse Asset  Management,  LLC ("Credit  Suisse"),  Eleven  Madison
Avenue,  New York, NY 10010 serves as sub-adviser to the Fund and is part of the asset  management  business of Credit Suisse,  one of the world's leading banks.
Credit Suisse provides its clients with investment banking,  private banking and asset management  services  worldwide.  The asset management  business of Credit
Suisse is  comprised  of a number of legal  entities  around  the world that are subject to distinct regulatory requirements.

     Security Investors,  LLC, One Security Benefit Place, Topeka, Kansas 66636.
Security  Investors,  LLC  is a  limited  liability  company  controlled  by its members,  Security  Benefit Life  Insurance  and Security  Benefit  Corporation.
Security  Benefit Life, a stock life insurance  company  incorporated  under the laws of Kansas, is controlled by Security Benefit Corporation.  Security Benefit
Corporation is wholly owned by Security Benefit Mutual Holding Company, which is controlled by Security Benefit Life policyholders.

     Subject to the  supervision  of the Adviser and the  Trustees,  each of the subadvisers  manages the assets of the Fund listed above in accordance  with the
Fund's  investment  objectives and policies.  Each subadviser  makes  investment decisions for the Fund and in connection with such investment  decisions  places purchase and sell orders for securities.  For the investment management services they provide to the Funds, the subadvisers receive annual fees from the Adviser, calculated at an annual rate based on the average daily net assets of the Funds.

     A discussion  regarding the basis for the Board of Trustees approval of the investment  advisory  contracts  of the Funds will  become  available  in future reports to the shareholders.

SUBADVISORY FEES

Aberdeen Select Mid Cap Growth Fund

----------------------------------------------------- --------------------------
NET ASSETS MANAGED                                         SUBADVISORY FEE
----------------------------------------------------- --------------------------
On assets up to $250 million                                    0.40%
----------------------------------------------------- --------------------------
On assets of $250 million or more                               0.35%
----------------------------------------------------- --------------------------

Aberdeen Select Small Cap Fund

The subadvisory fees paid to NorthPointe for the investment advisory services it provides to the Aberdeen  Select Small Cap Fund are paid by the Adviser from the management fee the Adviser receives from the Aberdeen Select Small Cap Fund. The
Adviser pays  NorthPointe a subadvisory  fee at the rate of 0.55% of the average daily net assets of the Aberdeen Select Small Cap Fund allocated to NorthPointe.

Aberdeen Worldwide Select Fund

                        Subadvisory Fee Schedule for GGP

The subadvisory  fees for the Worldwide Fund paid to GGP are paid by the Adviser from the management fee it receives.  The subadvisory fees paid to GGP are based on the following schedule:

----------------------------------------------------- --------------------------

NET ASSETS MANAGED                                         SUBADVISORY FEE
----------------------------------------------------- --------------------------
On assets up to $500 million                                   0.450%
----------------------------------------------------- --------------------------
On assets of $500 million up to $2 billion                     0.425%
----------------------------------------------------- --------------------------
On assets of $2 billion and more                               0.400%
----------------------------------------------------- --------------------------

                      Subadvisory Fee Schedule for AAMISL and AAMAL

AAMISL and AAMAL do not have management over a specific portion of the Worldwide
Fund's assets at this time and are not currently  paid  asset-based  subadvisory fees.  If AAMISL  and/or AAMAL is allocated a specific  portion of the Worldwide
Fund's assets to manage it the future, it will receive a fee based on the assets it manages,  paid by the Adviser from the management  fee the Adviser  receives.
The sub-advisory  fees paid by the Adviser to AAMISL and/or AAMAL would be based on the following schedule:

----------------------------------------------------- --------------------------
NET ASSETS MANAGED                                         SUBADVISORY FEE
----------------------------------------------------- --------------------------
On assets up to $500 million                                   0.450%
----------------------------------------------------- --------------------------
On assets of $500 million up to $2 billion                     0.425%
----------------------------------------------------- --------------------------
On assets of $2 billion and more                               0.400%
----------------------------------------------------- --------------------------

Aberdeen China Opportunities Fund, Aberdeen Developing Markets Fund, Aberdeen
International Equity Fund

                             Subadvisory Fee Schedule for GGP

The subadvisory fees paid to GGP are paid by the Adviser from the management fee it  receives.  The  subadvisory  fees  paid to GGP are  based  on the  following schedule:

----------------------------------------------------- --------------------------
NET ASSETS MANAGED                                         SUBADVISORY FEE
----------------------------------------------------- --------------------------
ABERDEEN CHINA OPPORTUNITIES FUND
----------------------------------------------------- --------------------------
On assets up to $500 million                                   0.625%
----------------------------------------------------- --------------------------
On assets of $500 million up to $2 billion                     0.600%
----------------------------------------------------- --------------------------
On assets of $2 billion and more                               0.575%
----------------------------------------------------- --------------------------
ABERDEEN DEVELOPING MARKETS FUND
----------------------------------------------------- --------------------------
On assets up to $500 million                                   0.525%
----------------------------------------------------- --------------------------
On assets of $500 million up to $2 billion                     0.500%
----------------------------------------------------- --------------------------
On assets of $2 billion and more                               0.475%
----------------------------------------------------- --------------------------
ABERDEEN INTERNATIONAL EQUITY FUND
----------------------------------------------------- --------------------------
On assets up to $500 million                                   0.450%
----------------------------------------------------- --------------------------
On assets of $500 million up to $2 billion                     0.425%
----------------------------------------------------- --------------------------
On assets of $2 billion and more                               0.400%
----------------------------------------------------- --------------------------

                  Subadvisory Fee Schedule for AAMISL and AAMAL

AAMISL and AAMAL do not have  management  over a specific  portion of any of the
Funds' assets at this time and are not currently  paid  asset-based  subadvisory fees. If AAMISL and/or AAMAL is allocated a specific  portion of a Fund's assets to manage it the  future,  it will  receive a fee based on the assets it manages paid  by  the  Adviser  from  the  management  fee  the  Adviser  receives.  The subadvisory  fees paid by the Adviser to AAMISL  and/or  AAMAL would be based on the following schedule:

----------------------------------------------------- --------------------------

NET ASSETS MANAGED                                         SUBADVISORY FEE
----------------------------------------------------- --------------------------
ABERDEEN CHINA OPPORTUNITIES FUND
----------------------------------------------------- --------------------------
On assets up to $500 million                                   0.625%
----------------------------------------------------- --------------------------
On assets of $500 million up to $2 billion                     0.600%
----------------------------------------------------- --------------------------
On assets of $2 billion and more                               0.575%
----------------------------------------------------- --------------------------
ABERDEEN DEVELOPING MARKETS FUND
----------------------------------------------------- --------------------------
On assets up to $500 million                                   0.525%
----------------------------------------------------- --------------------------
On assets of $500 million up to $2 billion                     0.500%
----------------------------------------------------- --------------------------
On assets of $2 billion and more                               0.475%
----------------------------------------------------- --------------------------
ABERDEEN INTERNATIONAL EQUITY FUND
----------------------------------------------------- --------------------------
On assets up to $500 million                                   0.450%
----------------------------------------------------- --------------------------
On assets of $500 million up to $2 billion                     0.425%
----------------------------------------------------- --------------------------
On assets of $2 billion and more                               0.400%
----------------------------------------------------- --------------------------

Aberdeen Global Utilities Fund

                        Subadvisory Fee Schedule for GGP

The subadvisory  fees for the Utilities Fund paid to GGP are paid by the Adviser from the management fee it receives.  The  subadvisory  fees are paid to GGP are based on the following schedule:

----------------------------------------------------- --------------------------
NET ASSETS MANAGED                                     SUBADVISORY FEE
--------------------------------------------------- ---------------------------
On assets up to $500 million                           0.350%
--------------------------------------------------- ---------------------------
On assets of $500 million up to $2 billion             0.325%
--------------------------------------------------- ---------------------------
On assets of $2 billion and more                       0.300%
-------------------------------------------------- ----------------------------

                  Subadvisory Fee Schedule for AAMISL and AAMAL

AAMISL and AAMAL do not have management over a specific portion of the Utilities
Fund's assets at this time and are not currently  paid  asset-based  subadvisory fees.  If AAMISL  and/or AAMAL is allocated a specific  portion of the Utilities
Fund's assets to manage it the future, it will receive a fee based on the assets it manages,  paid by the Adviser from the management  fee the Adviser  receives.
The  subadvisory  fees paid by the Adviser to AAMISL and/or AAMAL would be based on the following schedule:

----------------------------------------------------- ---------------------------

NET ASSETS MANAGED                                         SUBADVISORY FEE
----------------------------------------------------- ---------------------------
On assets up to $500 million                                    0.350%
----------------------------------------------------- ---------------------------
On assets of $500 million up to $2 billion                      0.325%
----------------------------------------------------- ---------------------------
On assets of $2 billion and more                                0.300%
----------------------------------------------------- ---------------------------

Aberdeen Tax Free Income Fund
---------------------------------------------------- ----------------------------
NET ASSETS MANAGED                                         SUBADVISORY FEE
---------------------------------------------------- ----------------------------
On the first $25 million                                        0.35%
---------------------------------------------------- ----------------------------
On the next $25 million                                         0.30%
---------------------------------------------------- ----------------------------
On next $50 million                                             0.25%
---------------------------------------------------- ----------------------------
Assets above $100 million                                       0.20%
---------------------------------------------------- ----------------------------

Multi-Manager Structure

     The Adviser and the Trust intend to apply for an  exemptive  order from the
SEC for a multi-manager structure which would allow the Adviser to hire, replace or terminate unaffiliated subadvisers without the approval of shareholders;  the order would also allow the  Adviser to revise a  subadvisory  agreement  with an unaffiliated  subadviser  without  shareholder  approval.  If a new unaffiliated subadviser is hired, the change would be communicated to shareholders  within 90 days of such changes,  and all changes would be approved by the Trust's Board of
Trustees, including a majority of the Trustees who are not interested persons of the  Trust or the  Adviser.  The  order  would be  intended  to  facilitate  the efficient  operation  of the Funds and  afford  the Trust  increased  management flexibility.

     The Adviser provides investment management evaluation services to the Funds principally by performing  initial due diligence on prospective  subadvisers for the Fund and  thereafter  monitoring the  performance of the subadviser  through quantitative and qualitative analysis as well as periodic in-person,  telephonic and written  consultations  with the subadviser.  The Adviser has responsibility for communicating performance expectations and evaluations to the subadviser and
ultimately   recommending   to  the  Trust's  Board  of  Trustees   whether  the
subadviser's  contract should be renewed,  modified or terminated;  however, the
Adviser  does not  expect to  recommend  frequent  changes of  subadvisers.  The
Adviser will regularly  provide written reports to the Trust's Board of Trustees regarding the results of its evaluation and monitoring  functions.  Although the
Adviser will monitor the performance of the  subadvisers,  there is no certainty that the subadviser or the Fund will obtain favorable results at any given time.

Portfolio Managers

     Appendix C contains  the  following  information  regarding  the  portfolio manager identified in the Fund's Prospectus:  (i) a description of the portfolio manager's  compensation  structure and (ii) information regarding other accounts managed by the portfolio manager and potential  conflicts of interest that might arise from the management of multiple  accounts.  Because the Funds are new, the portfolio managers do not own shares of any of the Funds.

Distributor

     The  Trust  and  Aberdeen  Fund  Distributors  LLC  will  enter  into  to a distribution  agreement  whereby  Aberdeen  Fund  Distributors  LLC  will act as principal  underwriter for the Trust's shares. The principal business address of
Aberdeen Fund Distributors LLC is 300 Barr Harbor Drive, West  Conshohocken,  PA
19428.  Aberdeen Fund  Distributors  LLC is currently  awaiting  approval of its application by the Financial Industry Regulatory Authority.  In the interim, the
Trust and Foreside Fund Services, LLC have entered into a distribution agreement whereby  Foreside Fund Services,  LLC will act as principal  underwriter for the
Trust's shares.  The principal place of business of Foreside Fund Services,  LLC is Two Portland Square, Portland, ME 04101.

     Foreside  Fund  Services,  LLC is not  affiliated  with the Adviser or with
Citigroup  or its  affiliated  companies.  The  Adviser,  at its  expense,  pays
Foreside Fund Services,  LLC a fee for distribution  services.  Employees of the
Adviser and its affiliates may serve as registered  representatives  of Foreside
Fund Services, LLC to facilitate distribution of Fund shares.

     Under each  distribution  agreement,  the  distributor  must use reasonable efforts,  consistent with its other business,  in connection with the continuous offering of shares of the Trust.  The  distributor has no obligation to sell any specific quantity of Fund shares. Unless otherwise terminated,  the distribution agreement has an initial term of two years and thereafter  will remain in effect from year to year for successive annual periods if approved at least annually by
(i)  the  Trust's  Board  of  Trustees  or by  the  vote  of a  majority  of the outstanding shares of that Fund, and (ii) the vote of a majority of the Trustees of the Trust who are not parties to the  distribution  agreement  or  interested persons (as defined in the 1940 Act) of any party to the distribution agreement, cast in person at a meeting  called for the purpose of voting on such  approval.
The distribution agreement may be terminated in the event of any assignment,  as defined in the 1940 Act.

     The  Distributor  may  enter  into   arrangements  with  various  financial
institutions  through which a  shareholder  may purchase or redeem  shares.  The distributor  may enter into agreements  with selected  broker-dealers,  banks or other  financial  institutions  for  distribution  of  shares of the  Funds.  If applicable to a class of the Trust's Shares as described  below, the distributor may receive  distribution  fees from certain of the Funds as  authorized  by the
Distribution and Service Plan described below.

     The distributor solicits orders for the sale of Shares, advertises and pays the costs of  advertising,  office  space  and the  personnel  involved  in such activities.  If applicable to a class of the Trust's Shares as described  below, the  distributor  may  receive  distribution  fees from  certain of the Funds as authorized by the Distribution and Service Plan described below.

     The  distributor  also receives the proceeds of contingent  deferred  sales charges imposed on certain  redemptions of Class B, Class C, Class X and Class Y shares (and certain Class A shares).

     The  distributor  reallows  to  dealers  5.00% of sales  charges on Class A shares of the Funds which have a maximum front-end sales charge 5.75%,  4.00% of sales  charges  on Class A shares of the Funds  which  have a maximum  front-end sales charge of 4.75%,  4.00% on Class B and Class X shares of the Funds,  1.85%
on Class C and Class Y shares of the  Funds,  and 4.00% on Class D shares of the
Funds.

Distribution Plan

     The Funds have adopted a Distribution Plan (the "Plan") under Rule 12b-1 of the 1940 Act with  respect to certain  classes of shares.  The Plan  permits the
Funds to compensate  the Funds'  distributor  for expenses  associated  with the distribution  of  certain  classes  of  shares  of the  Funds.  Although  actual distribution  expenses  may be more or less,  under  the Plan the  Funds pay the distributor  an annual  fee in an  amount  that will not  exceed  the  following amounts:

     o    0.25% of the  average  daily  net  assets  of  Class A shares  of each applicable Fund (distribution or services fees);
     o    1.00% of the  average  daily net  assets of Class B and Class C shares for each applicable Fund (0.25% service fees);
     o    0.50% of the  average  daily net  assets of the Class R Shares of each applicable  Fund  (0.25%  of which  must be either a  distribution  or service fee); and
     o    0.85% of the  average  daily net  assets of Class X and Class Y shares for each applicable Fund.

     As required by Rule 12b-1,  the Plan was approved by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Funds and who have no direct or indirect  financial  interest in the  operation of the
Plan (the "Independent Trustees").  The Plan was initially approved by the Board of Trustees  on December  12,  2007,  and may be amended  from time to time upon approval  by vote of a majority  of the  Trustees,  including  a majority of the
Independent  Trustees,  cast in person at a meeting called for that purpose. The
Plan  may be  terminated  as to a Class of a Fund by vote of a  majority  of the
Independent Trustees, or by vote of a majority of the outstanding shares of that
Class.  Any change in the Plan that would  materially  increase the distribution cost to a  Class  requires  shareholder  approval.  The  Trustees  will  review, quarterly,  a written report of such costs and the purposes for which such costs have been incurred.  The Plan may be amended by vote of the Trustees including a majority of the  Independent  Trustees,  cast in person at a meeting  called for that purpose. For so long as the Plan is in effect,  selection and nomination of those Trustees who are not interested persons of the Trust shall be committed to the discretion of such  disinterested  persons.  All agreements  with any person relating to the  implementation  of the Plan may be terminated at any time on 60 days' written  notice without  payment of any penalty,  by vote of a majority of the Independent  Trustees or by a vote of the majority of the outstanding Shares of the  applicable  Class.  The Plan  will  continue  in effect  for  successive one-year periods,  provided that each such continuance is specifically  approved
(i) by the vote of a majority of the Independent Trustees, and (ii) by a vote of a majority of the entire  Board of Trustees  cast in person at a meeting  called for that purpose.  The Board of Trustees has a duty to request and evaluate such information  as may be  reasonably  necessary  for  them  to  make  an  informed determination  of  whether  the Plan  should be  implemented  or  continued.  In addition  the Trustees in approving  the Plan as to a Fund must  determine  that there is a  reasonable  likelihood  that the Plan will benefit such Fund and its
Shareholders.

     The Board of  Trustees of the Trust  believes  that the Plan is in the best interests of the Funds since it encourages  Fund growth and  maintenance of Fund assets.  As the  Funds  grow in size,  certain  expenses,  and  therefore  total expenses  per share,  may be reduced  and overall  performance  per share may be improved.

     The  distributor  will  enter  into,  from  time to time,  agreements  with selected dealers pursuant to which such dealers will provide certain services in connection with the  distribution  and shareholder  servicing of a Fund's shares including,  but not  limited  to,  those  discussed  above.  The  Adviser  or an affiliate of the Adviser may pay  additional  amounts from its own  resources to dealers or other financial intermediaries, for aid in distribution or for aid in providing administrative services to shareholders.

Administrative Services Plan

     Under the terms of an Administrative  Services Plan, a Fund is permitted to
enter  into  Servicing   Agreements  with  servicing   organizations,   such  as
broker-dealers  and  financial  institutions,   who  agree  to  provide  certain
administrative support services in connection with the Class A, Class D, Class R and  Institutional  Service  Class  shares of the Funds  (as  applicable).  Such administrative  support services include, but are not limited to, the following:
establishing  and  maintaining  shareholder  accounts,  processing  purchase and redemption  transactions,  arranging  for  bank  wires,  performing  shareholder sub-accounting,  answering  inquiries  regarding the Funds,  providing  periodic statements  showing  the  account  balance  for  beneficial  owners  or for plan participants  or  contract  holders  of  insurance  company  separate  accounts, transmitting proxy statements,  periodic reports, updated prospectuses and other communications  to shareholders  and, with respect to meetings of  shareholders, collecting,  tabulating  and  forwarding  to  the  Trust  executed  proxies  and obtaining  such other  information  and  performing  such other  services as may reasonably  be  required.  With  respect to the Class R shares,  these  types of administrative  support  services will be  exclusively  provided for  retirement plans and their plan participants.

     As authorized by the  particular  Administrative  Services  Plan(s) for the
Funds, the Trust has entered into Servicing Agreements for the Funds pursuant to which the  Funds'  distributor  has  agreed to  provide  certain  administrative support services in connection with the applicable Fund shares held beneficially
by  its  customers.  In  consideration  for  providing   administrative  support
services,  the Funds'  distributor  and other  entities with which the Trust may enter into Servicing  Agreements will receive a fee, computed at the annual rate of up to 0.25%, 0.25%, 0.25%, 0.25% and 0.15% of the average daily net assets of the Class A, D, R or Institutional  Service shares,  respectively,  of each Fund
(as applicable).

Fund Administration

     Under  the  terms  of  a  Fund  Administration  Agreement,  Aberdeen  Asset
Management Inc. (the "Adviser")  provides various  administrative and accounting services,  including  daily  valuation  of the  Funds'  shares,  preparation  of financial  statements,  tax returns, and regulatory reports, and presentation of quarterly  reports to the Board of  Trustees.  The Adviser is located at 5 Tower
Bridge, 300 Barr Harbor Drive, Suite 300, West Conshohocken, Pennsylvania 19428.
The Trust shall pay fees to the Administrator,  as set forth directly below, for the provision of services.  Fees will be computed  daily and payable  monthly on the first business day of each month, or as otherwise set forth below.

Asset-Based Annual Fee

     o    0.045% of the first $500 million in aggregate net assets of all Funds, plus
     o    0.03% of  aggregate  net assets of all Funds in excess of $500 million up to $2 billion; plus
     o    0.015%  of the  aggregate  net  assets  of all  Funds in  excess of $2 billion.

The asset-based fees are subject to an annual minimum fee equal to the number of
Funds multiplied by $25,000.

Out of Pocket Expenses and Miscellaneous Charges

     The  Trust  will  also  be  responsible  for  out-of-pocket   expenses  and
miscellaneous services fees and charges (including, but not limited to, the cost of the pricing services that the Administrator  utilizes and any networking fees paid as out-of-pocket  expenses) reasonably incurred by the Administrator or its subcontractors  in providing  services to the Trust. All fees and expenses shall be paid by the Trust to the Administrator on behalf of the Administrator.

Sub-Administrator, Transfer Agent and Fund Accountant

     The Adviser has entered into a Services  Agreement  with Citi Fund Services
Ohio, Inc. ("Citi"),  a wholly owned subsidiary of Citibank,  N.A., whereby Citi provides  transfer  agent,  dividend  disbursement  agent,  and fund  accounting services. The Adviser has also entered into a Sub-Administration  Agreement with
Citi  whereby  Citi  will  assist  the  Adviser  in  providing  certain  of  the administration  services for each of the Funds. For these services,  the Adviser pays Citi an annual fee based on the average  daily net assets of the  aggregate of all the Funds of the Trust that Citi is providing such services for.

Custodian

     JPMorgan Chase Bank, 270 Park Avenue,  New York, NY 10017, is the custodian for the  Funds  and  makes  all  receipts  and  disbursements  under  a  Custody
Agreement.

Legal Counsel

     Stradley Ronon Stevens & Young LLP, 2600 One Commerce Square, Philadelphia,
PA 19103, serves as the Trust's legal counsel.

Independent Registered Public Accounting Firm

     PricewaterhouseCoopers   LLP,  300  Madison  Avenue,  New  York,  New  York
10017-6204,  serves as the Independent Registered Public Accounting Firm for the
Trust.

                              BROKERAGE ALLOCATION

     The Adviser (or a subadviser) is responsible  for decisions to buy and sell securities  and other  investments  for the Funds,  the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if  any.(1)  In  transactions  on stock and  commodity  exchanges  in the United
States, these commissions are negotiated, whereas on foreign stock and commodity exchanges these  commissions  are generally fixed and are generally  higher than brokerage  commissions in the United States. In the case of securities traded on the  over-the-counter  markets or for  securities  traded on a principal  basis, there is generally no  commission,  but the price  includes a spread between the dealer's  purchase  and sale  price.  This  spread is the  dealer's  profit.  In underwritten  offerings,  the price  includes a disclosed,  fixed  commission or discount.  Most short term  obligations  are  normally  traded on a  "principal"
rather than agency basis.  This may be done through a dealer (e.g., a securities firm or bank) who buys or sells for its own account  rather than as an agent for another client, or directly with the issuer.

     Except as described below, the primary  consideration in portfolio security transactions  is best execution of the transaction  i.e.,  execution at the most favorable  prices and in the most effective  manner  possible.  "Best execution"
encompasses  many factors  affecting the overall benefit  obtained by the client account in the transaction including,  but not necessarily limited to, the price paid or  received  for a  security,  the  commission  charged,  the  promptness, availability  and reliability of execution,  the  confidentiality  and placement accorded the order, and customer service.  Therefore,  "best execution" does not necessarily  mean obtaining the best price alone but is evaluated in the context of all the execution  services  provided.  Both the Adviser and the  subadvisers have complete freedom as to the markets in and the broker-dealers  through which they seek this result.

     Subject to the  primary  consideration  of seeking  best  execution  and as discussed  below,  securities may be bought or sold through  broker-dealers  who have furnished  statistical,  research, and other information or services to the adviser or a subadviser. In placing orders with such broker-dealers, the Adviser or the  subadviser  will,  where  possible,  take into  account the  comparative usefulness of such  information.  Such information is useful to the Adviser or a subadviser even though its dollar value may be  indeterminable,  and its receipt or availability generally does not reduce the Adviser's or a subadviser's normal research activities or expenses.

     There may be occasions when portfolio  transactions for a Fund are executed as part of concurrent  authorizations  to purchase or sell the same security for trusts or other accounts (including other mutual funds) served by the Adviser or a subadviser  or by an affiliated  company  thereof.  Although  such  concurrent authorizations  potentially could be either advantageous or disadvantageous to a
Fund, they are affected only when the Adviser or the subadviser believes that to do so is in the interest of the Fund. When such concurrent authorizations occur, the executions will be allocated in an equitable manner.

     In purchasing and selling  investments  for the Funds,  it is the policy of each of the  Adviser  and the  subadvisers  to  obtain  best  execution  through responsible  broker-dealers.  The  determination  of what  may  constitute  best execution  in a  securities  transaction  by  a  broker  involves  a  number  of considerations,  including  the overall  direct net economic  result to the Fund
(involving  both price paid or  received  and any  commissions  and other  costs paid),  the efficiency  with which the  transaction is effected,  the ability to effect the transaction at all when a large block is involved,  the  availability of the broker to stand ready to execute possibly  difficult  transactions in the future,  the  professionalism  of the broker,  and the  financial  strength  and stability of the broker.  These considerations are judgmental and are weighed by the Adviser or the  subadvisers in  determining  the overall  reasonableness  of securities  executions and commissions  paid. In selecting  broker-dealers,  the
Adviser or a subadviser will consider various relevant factors,  including,  but not limited to, the size and type of the  transaction;  the nature and character of the markets for the security or asset to be purchased or sold;  the execution
efficiency,    settlement   capability,   and   financial   condition   of   the
broker-dealer's  firm; the  broker-dealer's  execution  services,  rendered on a continuing basis; and the reasonableness of any commissions.

     The Adviser and each subadviser may cause a Fund to pay a broker-dealer who furnishes  brokerage and/or research  services a commission that is in excess of the  commission  another  broker-dealer  would have  received for  executing the transaction if it is determined,  pursuant to the  requirements of Section 28(e)
of the Securities  Exchange Act of 1934,  that such  commission is reasonable in relation to the value of the brokerage and/or research services  provided.  Such research  services  may  include,  among  other  things,  analyses  and  reports
concerning  issuers,  industries,   securities,  economic  factors  and  trends,
portfolio  strategy,  analytic  or  modeling  software,  market  data  feeds and historical market information.  Any such research and other information provided by brokers to the Adviser or a subadviser is considered to be in addition to and not in lieu of services  required  to be  performed  by it under its  investment advisory  or  subadvisory  agreement,  as the case may be.  The fees paid to the
Adviser and the subadvisers pursuant to their respective  investment advisory or subadvisory  agreement  are not reduced by reason of its receiving any brokerage and research  services.  The research services provided by broker-dealers can be useful to the  Adviser or a  subadviser  in serving  their  other  clients.  All research services received from the brokers to whom commission are paid are used collectively,  meaning such  services may not actually be utilized in connection with each client  account  that may have  provided  the  commission  paid to the brokers providing such services.  the Adviser and the subadvisers are prohibited from  considering  the  broker-dealers  sale of  shares of any fund for which it serves as  investment  adviser  or  subadviser,  except  as may be  specifically permitted by law.

     The Adviser may direct security transactions to brokers providing brokerage and research  services to the benefit of all  Aberdeen  clients,  including  the
Funds.

     Under the 1940 Act,  "affiliated  persons"  of a Fund are  prohibited  from dealing with it as a principal in the purchase and sale of securities  unless an exemptive order allowing such  transactions  is obtained from the SEC.  However, each  Fund may  purchase  securities  from  underwriting  syndicates  of which a
Subadviser  or any of its  affiliates,  as defined in the 1940 Act,  is a member under certain conditions, in accordance with Rule 10f-3 under the 1940 Act.

     Each of the Funds contemplate that, consistent with the policy of obtaining best execution,  brokerage  transactions  may be conducted  through  "affiliated brokers or dealers," as defined in the 1940 Act. Under the 1940 Act, commissions paid by a Fund to an "affiliated broker or dealer" in connection with a purchase or sale of securities offered on a securities  exchange may not exceed the usual and customary broker's commission. Accordingly, it is the Funds' policy that the commissions to be paid to an affiliated  broker-dealer  must, in the judgment of the Adviser or the appropriate subadviser, be (1) at least as favorable as those that would be charged by other brokers having  comparable  execution  capability and (2) at least as favorable as commissions  contemporaneously  charged by such broker  or  dealer on  comparable  transactions  for the  broker's  or  dealer's unaffiliated customers.  The Adviser and the subadvisers do not necessarily deem it practicable or in the Funds' best interests to solicit  competitive  bids for commissions on each transaction.  However,  consideration  regularly is given to information concerning the prevailing level of commissions charged on comparable transactions by other brokers during comparable periods of time.

(1)  Because  the  Funds  of  Funds  will  invest  primarily  in  shares  of the
     Underlying  Funds,  it is  expected  that  all  transactions  in  portfolio securities for these Funds will be entered into by the Underlying Funds.

                      ADDITIONAL INFORMATION ON PURCHASES AND SALES

Class A and Class D Sales Charges

     The charts below show the Class A and Class D sales charges, which decrease as the amount of your investment increases.

Class A Shares of the Funds (other than the Aberdeen Tax-Free Income Fund)

------------------------------ ----------------------------- --------------------------------- --------------------------
     AMOUNT OF PURCHASE           SALES CHARGE AS % OF         SALES CHARGE AS % OF AMOUNT         DEALER COMMISSION
                                      OFFERING PRICE                     INVESTED
------------------------------ ----------------------------- --------------------------------- --------------------------
less than $50,000                          5.75%                           6.10%                         5.00%
------------------------------ ----------------------------- --------------------------------- --------------------------
$50,000  up to $100,000                    4.75                            4.99                          4.00
------------------------------ ----------------------------- --------------------------------- --------------------------
$100,000 up to $250,000                    3.50                            3.63                          3.00
------------------------------ ----------------------------- --------------------------------- --------------------------
$250,000 up to $500,000                    2.50                            2.56                          2.00
------------------------------ ----------------------------- --------------------------------- --------------------------
$500,000 up to $1 million                  2.00                            2.04                          1.75
------------------------------ ----------------------------- --------------------------------- --------------------------
$1 million or more                         None                            None                          None
------------------------------ ----------------------------- --------------------------------- --------------------------

Class A Shares of the Aberdeen Tax-Free Income Fund

------------------------------ ----------------------------- --------------------------------- --------------------------
     AMOUNT OF PURCHASE           SALES CHARGE AS % OF         SALES CHARGE AS % OF AMOUNT         DEALER COMMISSION
                                      OFFERING PRICE                     INVESTED
------------------------------ ----------------------------- --------------------------------- --------------------------
less than $100,000                         4.25%                           4.44%                          3.75%
------------------------------ ----------------------------- --------------------------------- --------------------------
$100,000 up to $250,000                    3.50                            3.63                           3.00
------------------------------ ----------------------------- --------------------------------- --------------------------
$250,000 up to $500,000                    2.50                            2.56                           2.00
------------------------------ ----------------------------- --------------------------------- --------------------------
$500,000 up to $1 million                  2.00                            2.04                           1.75
------------------------------ ----------------------------- --------------------------------- --------------------------
$1 million or more                         None                            None                           None
------------------------------ ----------------------------- --------------------------------- --------------------------

Class D Shares of the Funds

------------------------------ ----------------------------- --------------------------------- --------------------------
     AMOUNT OF PURCHASE           SALES CHARGE AS % OF         SALES CHARGE AS % OF AMOUNT         DEALER COMMISSION
                                      OFFERING PRICE                     INVESTED
------------------------------ ----------------------------- --------------------------------- --------------------------
less than $50,000                          4.50%                           4.71%                          4.00%
------------------------------ ----------------------------- --------------------------------- --------------------------
$50,000 up to $100,000                     4.00                            4.17                           3.50
------------------------------ ----------------------------- --------------------------------- --------------------------
$100,000 up to $250,000                    3.00                            3.09                           2.50
------------------------------ ----------------------------- --------------------------------- --------------------------
$250,000 up to $500,000                    2.50                            2.56                           1.75
------------------------------ ----------------------------- --------------------------------- --------------------------
$500,000 up to $1 million                  2.00                            2.04                           1.25
------------------------------ ----------------------------- --------------------------------- --------------------------
$1 million up to $25 million               0.50                            0.50                           0.50
------------------------------ ----------------------------- --------------------------------- --------------------------
$25 million or more                        None                            None                           None
------------------------------ ----------------------------- --------------------------------- --------------------------

Waiver of Class A and Class D Sales Charges

     You may  qualify  for a  reduced  Class A  sales  charge  if you own or are purchasing shares of the Funds. You may also qualify for a waiver of the Class A sales  charges.  To receive the reduced or waived sales charge,  you must inform
Customer  Service  or your  broker  or  other  intermediary  at the time of your purchase  that you qualify for such a reduction or waiver.  If you do not inform
Customer  Service or your  intermediary  that you are  eligible for a reduced or waived  sales  charge,  you may not receive the  discount or waiver that you are entitled  to. You may have to produce  evidence  that you  qualify for a reduced sales charge or waiver before you will receive it.

     The sales charge  applicable  to Class A and D shares may be waived for the following  purchases:

     1)   shares sold to other registered  investment  companies affiliated with
          Aberdeen,

     2)   shares sold:

          a)   to any pension,  profit sharing,  or other employee  benefit plan for the employees of Aberdeen,  any of its affiliated  companies, or investment advisory clients and their affiliates;
          b)   to any endowment or non-profit organization;
          c)   401(k) plans, 457 plans,  403(b) plans,  profit sharing and money purchase  pension  plans,  defined  benefit  plans,  nonqualified deferred compensation plans and other retirement accounts;
          d)   to any life insurance  company separate  account  registered as a unit investment trust;
          e)   to Trustees and retired Trustees of the Trust;
          f)   to    directors,    officers,    full-time    employees,    sales
               representatives  and  their  employees,  and  retired  directors, officers,  employees,  and sale  representatives,  their  spouses
               (including  domestic  partners),  children or immediate relatives
               (immediate relatives include mother, father,  brothers,  sisters,
               grandparents,   grandchildren,   ("Immediate  Relatives")),   and
               Immediate  Relatives  of deceased  employees of any member of the
               Aberdeen,  or any investment  advisory clients of the Adviser and its affiliates;
          g)   to directors,  officers,  and full-time employees,  their spouses
               (including  domestic  partners),  children or Immediate Relatives and  Immediate  Relatives  of deceased  employees  of any sponsor group which may be affiliated with Aberdeen;
          h)   to any qualified  pension or profit sharing plan established by a
               Aberdeen sales  representative  for  himself/herself  and his/her employees;
          i)   to any  person  who pays for the shares  with the  proceeds  from sales of Class D shares of a Fund if the new fund  purchased does not have Class D shares and Class A shares are purchased instead.

     3)   Class A shares sold:

               a)   to  any  person  purchasing   through  an  account  with  an
                    unaffiliated  brokerage  firm having an  agreement  with the distributor to waive sales charges for those persons;
               b)   to  any  directors,  officers,  full-time  employees,  sales
                    representatives   and   their   employees,   their   spouses
                    (including   domestic   partners),   children  or  Immediate
                    Relatives,   or  any  investment   advisory   clients  of  a
                    broker-dealer  having a  dealer/selling  agreement  with the distributor;

     4)   to  employer-sponsored  retirement  plans  including  pension,  profit sharing or  deferred  compensation  plans  which are  qualified  under
          Sections 401(a), 403(b) or 457 of the Internal Revenue Code.

Reduction of Sales Charges

Reduction of Class A and Class D Sales Charges

     Shareholders  can reduce or eliminate  Class A and Class D shares'  initial sales charge through one or more of the discounts described below:

     o    A Larger Investment.  The sales charge decreases as the amount of your investment increases.
     o    Rights of Accumulation. You and members of your family who live at the same  address can add the  current  value of your Class A, Class B and
          Class C investments in the Aberdeen  Funds,  that you currently own or are  currently  purchasing  to the  value  of your  Class A  purchase, possibly  reducing the sales charge. To the extent you are eligible to purchase Class D shares of a Aberdeen Fund,  these  purchases may also be combined.
     o    No Sales  Charge on a  Repurchase.  If you sell Fund  shares from your account,  we allow you a one-time privilege to reinvest some or all of the  proceeds  in shares of the same  class.  You will not pay a sales charge  on Class A and Class D shares  that you buy  within 30 days of selling Class A or Class D shares of an equal or greater amount if you have already paid a sales charge. Remember, if you realize a gain or a
          loss  on  your  sale  of  shares,   the  transaction  is  taxable  and
          reinvestment  will not affect the amount of capital  gains tax that is due. If you realize a loss on your sale and you reinvest,  some or all of the loss may not be allowed  as a tax  deduction  depending  on the amount you reinvest.

     o    Letter Of Intent  Discount.  State in writing  that  during a 13-month period you or a group of family  members who live at the same  address will  purchase  or hold at least  $50,000 in Class A or Class D shares and your sales  charge will be based on the total amount you intend to invest.  You can also  combine  your  purchase  of Class B and Class C
          Shares to fulfill  your Letter of Intent.  The letter may be backdated up to 90 days to include previous purchases for determining your sales charge.  Your  Letter of Intent  is not a  binding  obligation  to buy shares of the Fund; it is merely a statement of intent.

Class B and Class X Shares of the Funds and CDSC

     The Funds' distributor or Adviser compensates  broker-dealers and financial intermediaries  for sales of Class B or Class X shares from its own resources at the rate of 4.00% of such sales.  A CDSC,  payable to the  Trust's  distributor, will be imposed on any  redemption of Class B or Class X shares which causes the current  value of your account to fall below the total  amount of all  purchases made during the  preceding  six years.  The CDSC is never  imposed on dividends, whether paid in cash or reinvested, or on appreciation over the initial purchase price. The CDSC applies only to the lesser of the original investment or current market value.

     Where the CDSC is imposed, the amount of the CDSC will depend on the number of years  since  you made the  purchase  payment  from  which an amount is being redeemed, according to the following table:

------------------------------------------- -----------------------------

YEAR OF AFTER PURCHASE                       CDSC ON SHARES BEING SOLD
------------------------------------------- -----------------------------

First                                                  5.00%
------------------------------------------- -----------------------------
Second                                                 4.00%
------------------------------------------- -----------------------------
Third                                                  3.00%
------------------------------------------- -----------------------------
Fourth                                                 3.00%
------------------------------------------- -----------------------------
Fifth                                                  2.00%
------------------------------------------- -----------------------------
Sixth                                                  1.00%
------------------------------------------- -----------------------------
Seventh and following                                  0.00%
------------------------------------------- -----------------------------

     For purposes of calculating the CDSC, it is assumed that the oldest Class B or Class X shares,  as the case may be,  remaining  in your account will be sold first.

     For the daily dividend Funds your money will earn daily  dividends  through the date of liquidation. If you redeem all of your shares in one of these Funds, you will  receive  a check  representing  the  value of your  account,  less any applicable  CDSC  calculated as of the date of your  withdrawal,  plus all daily dividends credited to your account through the date of withdrawal.

Automatic Withdrawal Plan (AWP) on Class B and X Shares

     You will not be charged a CDSC on  redemptions if you redeem 12% or less of your  account  value in a single  year.  See the  section  entitled  "Systematic
Investment Strategies" for more information.

Conversion Features for Class B and Class X Shares

     Class B and Class X shares which have been outstanding for seven years will automatically  convert to Class A shares in the next month following the seventh anniversary of the date on which such Class B or Class X shares were  purchased.
Such conversion will be on the basis of the relative net asset values of the two classes,  without the  imposition  of a sales charge or other charge except that the lower 12b-1 fee applicable to Class A shares shall  thereafter be applied to such  converted  shares.  Because  the per share net asset  value of the Class A shares  may be higher  than that of the Class B or Class X shares at the time of the  conversion,  a shareholder may receive fewer Class A shares than the number of Class B or Class X shares converted,  although the dollar value of the amount converted  will be the same.  Reinvestments  of dividends and  distributions  in
Class B or Class X shares will not be  considered a new purchase for purposes of the conversion feature and will convert to Class A shares in the same proportion as the number of the shareholder's Class B or Class X shares converting to Class
A shares bears to the shareholder's total Class B or Class X shares not acquired through dividends and distributions.

     If you effect one or more  exchanges  among Class B shares of the Funds (or from Class X shares of the  Aberdeen  Tax-Free  Income Fund to Class B shares of another Fund) during the  seven-year  period,  the holding  period for shares so exchanged will be counted toward such period.

Class A Finder's Fee and Corresponding CDSC

     There are no front-end sales charges for purchases of Class A shares of the
Funds of $1 million or more.  An  investor  may  purchase  $1 million or more of
Class A shares in one or more of the  Aberdeen  Funds  and  avoid the  front-end sales  charge.  However,  unless an investor is  otherwise  eligible to purchase
Class A shares without a sales charge, the investor will pay a CDSC if he or she redeems  such  Class A shares  within 18 months  of the date of  purchase.  With respect to such purchases, the distributor or the Funds' Adviser may pay dealers a finders' fee (as described  below) on investments  made in Class A shares with no  initial  sales  charge.  The  CDSC  covers  the  finder's  fee  paid  by the distributor or the Adviser to the selling  dealer.  For the selling dealer to be eligible for the finders' fee, the following requirements apply:

     o    The purchase can be made in any  combination of the Funds.  The amount of the  finder's  fee  will  be  determined  based  on the  particular combination of the Funds purchased.  The applicable  finder's fee will be determined  on a pro rata basis to the purchase of each  particular
          Fund.
     o    The  shareholder  will be subject to a CDSC for shares redeemed in any redemption within the first 18 months of purchase.

     The CDSC will equal the amount of the  finder's  fee paid out to the dealer as described in the chart below. The applicable CDSC will be determined on a pro rata basis according to the amount of the redemption from each particular  Fund.
The Class A CDSC will not exceed the  aggregate  amount of the  finder's fee the distributor  or Adviser paid to the selling  dealer on all  purchases of Class A shares of all Funds an investor made that were subject to the Class A CDSC.

Amount of Finder's Fee/Contingent Deferred Sales Charge

--------------------------------------------- ----------------------- ----------------------------- ----------------------
                                              Amount of Purchase
                                              $1 million up to
Funds Purchased                               $4 million               $4 million up to $25 million  $25 million or more
--------------------------------------------- ----------------------- ----------------------------- ----------------------

Aberdeen International Equity Fund,                   1.00%                      0.50%                      0.25%
Aberdeen Technology and Communications
Fund, Aberdeen Global Financial Services
Fund, Aberdeen Global Utilities Fund,
Aberdeen Health Sciences Fund, Aberdeen
Select Equity Fund, Aberdeen Select Growth
Fund, Aberdeen Select Worldwide Fund,
Aberdeen Select Mid Cap Growth Fund,
Aberdeen Equity Long-Short Fund, Aberdeen
China Opportunities Fund, Aberdeen Natural
Resources Fund, Aberdeen Select Small Cap
Fund and Optimal Allocations Funds
--------------------------------------------- ----------------------- ----------------------------- ----------------------
Aberdeen Small Cap Fund                               0.50%                      0.50%                      0.25%
--------------------------------------------- ----------------------- ----------------------------- ----------------------
Aberdeen Tax-Free Income Fund                         0.75%                      0.50%                      0.25%
--------------------------------------------- ----------------------- ----------------------------- ----------------------

CDSC for Class C Shares

     You will pay a CDSC of 1.00% if you sell  your  Class C shares  within  the first year after you purchased the shares. The distributor or the Funds' Adviser compensates  broker-dealers  and financial  intermediaries  for sales of Class C shares from its own resources at the rate of 0.85% of sales of Class C shares of the Aberdeen  Tax-Free  Income Fund and at the rate of 1.00% of sales of Class C shares of the remaining Funds having Class C shares.

Other Dealer Compensation

     In addition to the dealer  commissions  and payments  under its 12b-1 Plan, from time to time,  the Adviser  and/or its  affiliates  may make  payments  for distribution and/or shareholder  servicing  activities out of their past profits and other of their own  resources.  The Adviser  and/or its  affiliates may make payments for marketing, promotional, or related services provided by dealers and other financial intermediaries, and may be in exchange for factors that include, without  limitation,  differing  levels  or types of  services  provided  by the intermediary,  the expected  level of assets or sales of shares,  the placing of some or all of the  Funds on a  preferred  or  recommended  list,  access  to an intermediary's  personnel,  and other  factors.  The amount of these payments is determined by the Adviser.

     In  addition  to  these  payments  described  above,  the  Adviser  or  its affiliates  may offer  other  sales  incentives  in the form of  sponsorship  of educational  or  client  seminars  relating  to  current  products  and  issues, assistance  in training  and  educating  the  intermediary's  personnel,  and/or entertainment or meals.  These payments also may include,  at the direction of a retirement plan's named fiduciary,  amounts to  intermediaries  for certain plan expenses or otherwise for the benefit of plan participants and beneficiaries. As permitted  by  applicable  law, the Adviser or its  affiliates  may pay or allow other incentives or payments to intermediaries.

     The  payments  described  above are often  referred to as "revenue  sharing payments." The recipients of such payments may include:

     o    the distributor and other affiliates of the Adviser,
     o    broker-dealers,
     o    financial institutions, and
     o    other  financial  intermediaries  through which investors may purchase shares of a Fund.

     Payments  may be based on current  or past  sales;  current  or  historical assets; or a flat fee for specific  services  provided.  In some  circumstances, such  payments may create an incentive for an  intermediary  or its employees or associated  persons  to  recommend  or sell  shares of a Fund to you  instead of shares of funds offered by competing fund families.

Class X and Class Y Shares (Tax-Free Income Fund)

     Class X and Class Y shares of the Tax-Free  Income Fund are available  only to investors that were previously  shareholders of Class X and Class Y shares of the  Nationwide  Tax-Free  Income  Fund.  Class  X and  Class Y  shares  are not available to other  investors.  Specifically,  only Class X shareholders  of the
Tax-Free Income Fund will be permitted to purchase  additional Class X shares of that Fund, and only Class Y shareholders  of a the Tax-Free  Income Fund will be permitted  to  purchase  additional  Class  Y  shares  of that  Fund.  To make a subsequent  purchase you must purchase  through the same account and in the same capacity.  If you sell or exchange  all of your Class X or Class Y shares of the
Tax-Free  Income  Fund,  you  may  not  purchase  Class  X or  Class  Y  shares, respectively, of the Tax-Free Income Fund in the future.

Class R Shares

     Class R shares  generally  are available  only to 401(k) plans,  457 plans,
403(b) plans,  profit sharing and money purchase pension plans,  defined benefit plans,  non-qualified  deferred compensation plans and other retirement accounts
(collectively, "retirement plans") whereby the retirement plan or the retirement plan's  financial  service firm has an agreement with the Funds'  distributor to utilize  Class R shares in certain  investment  products  or  programs.  Class R shares are generally available to small and mid sized retirement plans having at least $1 million in  assets.  In  addition,  Class R shares  also are  generally available only to retirement plans where Class R shares are held on the books of the Funds through omnibus  accounts (either at the plan level or at the level of the  financial  services  firm)  and  where  the  plans  are  introduced  by  an intermediary, such as a broker, third party administrator, registered investment adviser  or other  retirement  plan  service  provider.  Class R shares  are not available to retail or institutional  non-retirement  accounts,  traditional and
Roth IRAs,  Coverdell  Education Savings Accounts,  SEPs,  SAR-SEPs,  one person
Keogh plans,  SIMPLE  IRAs,  or  individual  403(b)  plans,  or through 529 Plan accounts.

     A  retirement  plan's  intermediaries  can help  determine  which  class is appropriate for that retirement plan. If a retirement plan qualifies to purchase other shares of a Fund, one of these other classes may be more  appropriate than
Class R shares.  Specifically  if a retirement plan eligible to purchase Class R shares is otherwise  qualified to purchase  Class A shares at net asset value or
at  a  reduced  sales  charge  or  to  purchase   Institutional  Service  Class,
Institutional  Class  or  Service  Class  shares,  one of these  classes  may be selected  where  the  retirement  plan does not  require  the  distribution  and administrative  support services  typically  required by Class R share investors and/or the retirement plan's  intermediaries  have elected to forgo the level of compensation that Class R shares provide. Plan fiduciaries should consider their obligations under ERISA in determining which class is an appropriate  investment for a retirement plan. A retirement plan's  intermediaries may receive different compensation depending upon which class is chosen.

Redemptions

     A Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive  trading,  or if the amount of the  redemption  request  otherwise  would be disruptive to efficient  portfolio management,  or would adversely  affect the Fund.  Certain Funds may also assess redemption  fees on shares  held less  than 90 days,  30 days or 7 days,  as set forth in each  Fund's  current  prospectus.  Those  fees are  2.00% of the total redemption  amount  and are paid  directly  to the  appropriate  Fund to  offset brokerage commissions,  market impact and other costs associated with short-term trading  of Fund  shares.  Certain  intermediaries  cannot  assess  and  collect redemption  fees from their  accounts.  To the extent  redemption fees cannot be collected on particular  transactions and excessive  short-term  trading occurs, the remaining shareholders bear the expense of such trading.

In-Kind Redemptions

     The Funds generally plan to redeem their shares for cash with the following exceptions.  As described in the  Prospectus,  each Fund reserves the right,  in circumstances  where in its sole  discretion it determines  that cash redemption payments  would be  undesirable,  taking into account the best  interests of all fund  shareholders,  to honor any redemption request by transferring some of the securities held by the Fund directly to you (an "in-kind redemption").

     The  Trust's  Board of  Trustees  has adopted  procedures  for  redemptions in-kind to affiliated  persons of a Fund.  Affiliated  persons of a Fund include shareholders who are affiliates of a Fund's investment  adviser and shareholders of a Fund  owning  5% or more of the  outstanding  shares  of that  Fund.  These procedures  provide that a redemption in-kind shall be effected at approximately the affiliated  shareholder's  proportionate  share of the  distributing  Fund's current net assets, and they are designed so that redemptions will not favor the affiliated shareholder to the detriment of any other shareholder. The procedures also require  that the  distributed  securities  be valued in the same manner as they are valued for  purposes of  computing  the  distributing  Fund's net asset value and that neither the affiliated  shareholder  nor any other party with the ability and pecuniary  incentive to influence the redemption in-kind selects, or influences the selection of, the distributed  securities.  Use of the redemption in-kind  procedures  will  allow  a Fund to  avoid  having  to sell  significant portfolio assets to raise cash to meet the  shareholder's  redemption  request -
thus limiting the potential adverse effect on the distributing  Fund's net asset value.

Medallion Signature Guarantee

     A Medallion  signature  guarantee is required if: (1) your account  address has changed within the last 15 calendar  days; (2) the redemption  check is made payable to anyone other than the  registered  shareholder;  (3) the proceeds are sent to a bank account not  previously  designated or changed within the past 10 business  days;  (4) proceeds are mailed to an address other than the address of record;  or (5) the  redemption  proceeds  are  being  wired to bank  for  which instructions  are currently not on your account.  The  distributor  reserves the right to require a Medallion signature guarantee in other circumstances, without notice. Based on the circumstances of each transaction, the distributor reserves the right to require that your signature be guaranteed by an authorized agent of an "eligible  guarantor  institution,"  which  includes,  but is not limited to, certain banks, credit unions, savings associations, and member firms of national securities exchanges. A Medallion signature guarantee is designed to protect the shareholder by helping to prevent an unauthorized  person from redeeming  shares and obtaining the proceeds. A notary public is not an acceptable  guarantor.  In certain special cases (such as corporate or fiduciary registrations), additional legal  documents  may  be  required  to  ensure  proper  authorizations.  If the distributor  decides  to  require  signature  guarantees  in all  circumstances, shareholders  will be notified in writing prior to implementation of the policy.
The  distributor,  at its discretion,  may waive the requirement for a signature guarantee.

Accounts With Low Balances

     If the value of your account  falls below $2,000  ($1,000 for IRA accounts)
for any reason, including market fluctuation,  you are generally subject to a $5 quarterly  fee, which is deposited into the Fund to offset the expenses of small accounts. We will sell shares from your account quarterly to cover the fee.

     We reserve the right to sell the rest of your shares and close your account if you make a sale that  reduces  the value of your  account to less than $2,000
($1,000 for IRA accounts). Before the account is closed, we will give you notice and allow you 60 days to purchase  additional shares to avoid this action. We do this because of the high cost of maintaining small accounts.

                               VALUATION OF SHARES

     The net asset value per share ("NAV") for each Fund is determined as of the close of regular trading on the New York Stock Exchange  (usually 4 p.m. Eastern
Time) on each day that the  Exchange is open and on such other days as the Board of Trustees determines (together,  the "Valuation Time"). However, to the extent that a Fund's  investments are traded in markets that are open when the New York
Stock Exchange is closed, the value of the Fund's investments may change on days when shares cannot be purchased or redeemed.

     The Funds will not compute net asset value on customary  business holidays, including New Year's Day,  Martin Luther King,  Jr. Day,  Presidents'  Day, Good
Friday,  Memorial  Day,  Independence  Day,  Labor  Day,  Thanksgiving  Day  and
Christmas Day, and other days when the New York Stock Exchange is closed.

     Each Fund reserves the right to not determine NAV when:  (i) a Fund has not received any orders to purchase, sell or exchange shares and (ii) changes in the value of that Fund's portfolio do not affect that Fund's net asset value.

     The offering  price for orders placed before the close of the Exchange,  on each  business  day the  Exchange  is open  for  trading,  will  be  based  upon calculation  of the NAV at the close of  regular  trading on the  Exchange.  For orders placed after the close of regular trading on the Exchange, or on a day on which the Exchange is not open for trading, the offering price is based upon NAV at the close of the Exchange on the next day thereafter on which the Exchange is open for trading.  The NAV of a share of a Fund on which offering and redemption prices  are  based is the NAV of the  Fund,  divided  by the  number  of  shares outstanding,  with the result  adjusted to the nearer cent. The NAV of the Funds is determined by subtracting  the liabilities of the Funds from the value of its assets  (chiefly  composed of  investment  securities).  The net asset value per share of a class is  computed  by adding the value of all  securities  and other assets in a Fund's portfolio allocable to such class,  deducting any liabilities allocable to such class and any other liabilities charged directly to that class and dividing by the number of shares outstanding in such class.

     Securities for which market  quotations are readily available are valued at current  market value as of  Valuation  Time.  Valuation  Time will be as of the close of regular trading on the New York Stock Exchange  (usually 4 P.M. Eastern
Time).  Equity  securities are valued at the last quoted sale price, or if there is no sale price,  the last quoted bid price provided by an independent  pricing service  approved  by the Board of  Trustees.  Securities  traded on NASDAQ  are valued at the NASDAQ Official  Closing Price.  Prices are taken from the primary market or exchange in which each security trades.

     Debt and other fixed income securities (other than short-term  obligations)
are valued at the last quoted bid price and/or by using a  combination  of daily quotes and matrix evaluations  provided by an independent  pricing service,  the use of which  has been  approved  by the  Board of  Trustees.  Short  term  debt securities such as commercial paper and U.S. treasury bills,  having a remaining maturity of 60 days or less are  considered to be "short term" and are valued at amortized cost which  approximates  market value. The pricing service activities and results are reviewed by an officer of the Fund.

     Securities for which market  quotations are not readily  available,  or for which an  independent  pricing  service  does not  provide a value or provides a value  that  does  not  represent  fair  value  in the  judgment  of the  Funds'
investment  adviser  or  designee,  are valued at fair  value  under  procedures approved by the Funds' Board of Trustees. Fair value determinations are required for  securities  whose  value is  affected  by a  significant  event  that  will materially  affect the value of a domestic or foreign  security and which occurs subsequent  to the  time of the  close of the  principal  market  on which  such domestic or foreign  security  trades but prior to the calculation of the Fund's
NAV.

     The Funds holding  foreign equity  securities  (the "Foreign Equity Funds")
value securities at fair value in the circumstances  described below. Generally, trading in foreign  securities  markets is completed  each day at various  times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Foreign
Equity Funds, the Foreign Equity Funds will fair value their foreign investments when the market  quotations for the foreign  investments  either are not readily available or are unreliable and,  therefore,  do not represent fair value.  When fair value prices are utilized,  these prices will attempt to reflect the impact of the  financial  markets'  perceptions  and trading  activities on the Foreign
Equity Funds' foreign  investments  since the last closing prices of the foreign investments  were  calculated on their  primary  foreign  securities  markets or exchanges.  For these  purposes,  the Board of  Trustees  have  determined  that movements in relevant indices or other appropriate market indicators,  after the
close  of  the  foreign  securities  exchanges,   may  demonstrate  that  market
quotations  are  unreliable,  and may  trigger  fair value  pricing  for certain securities.  Consequently, fair valuation of portfolio securities may occur on a daily basis.  The fair value pricing by the Trust  utilizes data furnished by an independent  pricing service (and that data draws upon, among other information, the market  values of foreign  investments).  The fair value prices of portfolio securities  generally  will be used when it is  determined  that the use of such prices will have an impact on the NAV of a Foreign  Equity Fund.  When a Foreign
Equity Fund uses fair value pricing,  the values  assigned to the Foreign Equity
Fund's  foreign  investments  may not be the quoted or  published  prices of the investments on their primary markets or exchanges.

     The Trust may  suspend  the right of  redemption  for such  periods  as are permitted under the 1940 Act and under the following unusual circumstances:  (a)
when the New York Stock Exchange is closed (other than weekends and holidays) or trading  is  restricted;  (b)  when an  emergency  exists,  making  disposal  of portfolio securities or the valuation of net assets not reasonably  practicable;
or (c) during any period  when the SEC has by order  permitted a  suspension  of redemption for the protection of shareholders.

Funds of Funds

     Shares of the  Underlying  Funds are  valued  at their  respective  NAVs as reported to Aberdeen or its agent. Other assets of the Funds of Funds are valued at their current  market value if market  quotations are readily  available.  If market quotations are not available, or if Aberdeen determines that the price of a security does not  represent  its fair value,  these assets are valued at fair value in accordance with procedures adopted by the Board of Trustees.

                        SYSTEMATIC INVESTMENT STRATEGIES

     Automatic  Asset  Accumulation - This is a systematic  investment  strategy which combines  automatic  monthly transfers from your personal checking account to your mutual fund account with the concept of Dollar Cost Averaging. With this strategy,  you invest a fixed amount  monthly  over an extended  period of time, during  both  market  highs and lows.  Dollar  Cost  Averaging  can allow you to achieve a  favorable  average  share cost over time  since  your  fixed  monthly investment buys more shares when share prices fall during low markets, and fewer shares at higher prices  during  market highs.  Although no formula can assure a profit or protect against loss in a declining market,  systematic  investing has proven a valuable investment strategy in the past.

     Once you have opened an account with at least $1,000, you can contribute to an Automatic Asset Accumulation plan for as little as $50 a month in a Fund.

     Automatic  Asset Transfer - This  systematic  investment plan allows you to transfer $25 or more to one Fund from another  Fund  systematically,  monthly or quarterly,  after Fund minimums have been met. The money is  transferred  on the
25th day of the month as selected or on the preceding business day. Dividends of any amount can be moved  automatically from one Fund to another at the time they are paid.  This strategy can provide  investors with the benefits of Dollar Cost
Averaging  through an opportunity to achieve a favorable average share cost over time. With this plan, your fixed monthly or quarterly  transfer from the Fund to any other Fund you select  buys more  shares  when share  prices fall during low markets and fewer  shares at higher  prices  during  market  highs.  Although no formula  can  assure a profit or protect  against  loss in a  declining  market, systematic investing has proven a valuable investment strategy in the past.

     Automatic Withdrawal Plan ($50 or More) - You may have checks for any fixed amount  of  $50 or  more  automatically  sent  bi-monthly,  monthly,  quarterly, semi-annually  or annually,  to you (or anyone you designate) from your account.
Complete  the  appropriate  section  of the New  Account  Form or  contact  your financial  intermediary  or the Fund.  Your account  value must meet the minimum initial  investment amount at the time the program is established.  This program may reduce and eventually deplete your account.  Generally,  it is not advisable to  continue  to purchase  Class A or Class C shares  subject to a sales  charge while  simultaneously  redeeming  shares under the  program.  The $50 minimum is waived for required minimum distributions from individual retirement accounts.

     For Class B shares,  you will not be charged a CDSC on  redemptions  if you redeem 12% or less of your account value in a single year. For each AWP payment, assets that are not subject to a CDSC, such as appreciation on shares and shares acquired through  reinvestment of dividends and/or capital gains  distributions, will be  redeemed  first and will count  toward  the 12%  limit.  If there is an insufficient  amount of assets not subject to a CDSC to cover a  particular  AWP payment,  shares  subject to the lowest CDSC will be redeemed next until the 12%
limit is reached. Any dividends and/or capital gains distributions taken in cash by a shareholder  who receives  payments  through AWP will also count toward the
12% limit.  In the case of AWP,  the 12% limit is  calculated  at the time of an automatic  redemption  is first  made,  and is  recalculated  at the  time  each additional automatic redemption is made.

NOTE:  If you  are  withdrawing  more  shares  than  your  account  receives  in dividends,  you will be decreasing  your total shares  owned,  which will reduce your future dividend
potential.

                               INVESTOR PRIVILEGES

     The Funds  offer  the  following  privileges  to  shareholders.  Additional information may be obtained by calling toll free at 866-667-9231.

     No Sales Charge On  Reinvestments - All dividends and capital gains will be automatically  reinvested free of charge in the form of additional shares within the same Fund and class or  another  specifically  requested  Fund (but the same class)  unless  you have  chosen to  receive  them in cash on your  application.
Unless requested in writing by the  shareholder,  the Trust will not mail checks for  dividends  and  capital  gains  of  less  than  $5 but  instead  they  will automatically be reinvested in the form of additional shares.

     Exchange Privilege - The exchange privilege is a convenient way to exchange shares  from one Fund to  another  Fund in order to  respond  to changes in your goals or in market conditions.  The registration of the account to which you are making an  exchange  must be exactly the same as that of the Fund  account  from which the exchange is made, and the amount you exchange must meet the applicable minimum  investment of the Fund being purchased.  The exchange  privilege may be limited due to excessive trading or market timing of Fund shares.

     Exchanges  Among  Funds.  Exchanges  may be made among any of the  Aberdeen
Funds within the same class of shares  (except for any other Fund not  currently accepting  purchase orders or Class X or Class Y shares of the Aberdeen Tax-Free
Income  Funds),  so long as both accounts have the same  registration,  and your first  purchase  in the  new  Fund  meets  the  new  Fund's  minimum  investment requirement.

     Because  Class R shares  of the  Funds are held  within  retirement  plans, exchange  privileges  with other Class R shares of the Aberdeen Funds may not be available  unless  the  Class R shares  of the  other  Aberdeen  Funds  are also available within a plan.  Please contact your retirement plan  administrator for information on how to exchange your Class R shares within your retirement plan.

     Generally,  there is no sales  charge  for  exchanges  of Class B, Class C,
Class D, Class X, Class Y,  Institutional  Service Class or Institutional  Class
shares.  However, if your exchange involves certain Class A shares, you may have to pay the difference between the sales charges if a higher sales charge applies to the Fund into which you are  exchanging.  If you exchange your Class A shares of a Fund that are subject to a CDSC into another  Aberdeen Fund and then redeem those Class A shares within 18 months of the original  purchase,  the applicable
CDSC  will be the  CDSC  for the  original  Fund.  Class X  shareholders  of the
Aberdeen  Tax-Free  Income Fund may exchange  their shares for Class B shares of any of the  Aberdeen  Funds  currently  accepting  purchase  orders  and Class Y shareholders of the Aberdeen  Tax-Free Income Fund may exchange their shares for
Class C shares of any such Aberdeen Fund.  However, if you exchange out of Class
X or Class Y shares of the Aberdeen Tax-Free Income Fund into Class B or Class C of another  Aberdeen Fund,  respectively,  you will not be permitted to exchange from Class B or Class C of the other  Aberdeen Fund back into Class X or Class Y shares of the original  Aberdeen  Tax-Free  Income Fund. If you wish to purchase shares of a Fund or class for which the exchange  privilege does not apply,  you will pay any  applicable  CDSC at the time you  redeem  your  shares and pay any applicable  front-end  load on the new  Fund you are  purchasing  unless a sales charge waiver otherwise applies.

Exchanges May Be Made In The Following Convenient Ways:

By Telephone

     Automated Voice Response System - You can  automatically  process exchanges for the  Funds  by  calling 866-667-9231,  24  hours a day,  seven  days a week.
However,  if you declined the option on the application,  you will not have this automatic exchange  privilege.  This system also gives you quick, easy access to mutual fund information.  Select from a menu of choices to conduct  transactions and hear fund price  information,  mailing  and wiring  instructions  as well as other  mutual  fund  information.  You must  call our toll  free  number  by the
Valuation Time to receive that day's closing share price.  The Valuation Time is the close of regular  trading of the New York Stock  Exchange,  which is usually
4:00 p.m. Eastern Time.

     Customer  Service Line - By calling 866-667-9231,  you may exchange shares by telephone. Requests may be made only by the account owner(s). You must call our toll free number by the  Valuation  Time to receive that day's  closing share price.

     The Funds may record all instructions to exchange shares. The Funds reserve the right at any time without  prior notice to suspend,  limit or terminate  the telephone exchange privilege or its use in any manner by any person or class.

     The Funds will employ the same procedure  described under "Buying,  Selling and Exchanging  Fund Shares" in the Prospectus to confirm that the  instructions are genuine.

     The Funds will not be liable for any loss, injury,  damage, or expense as a result of acting upon instructions communicated by telephone reasonably believed to be  genuine,  and the Funds will be held  harmless  from any loss,  claims or liability arising from its compliance with such instructions.  These options are subject  to the  terms  and  conditions  set  forth  in the  Prospectus  and all telephone  transaction  calls may be  recorded.  The Funds  reserve the right to revoke this privilege at any time without notice to shareholders and request the redemption in writing, signed by all shareholders.

     By  Mail  or Fax - Write  or fax to  Aberdeen  Funds,  3435  Stelzer  Road,
Columbus, Ohio 43219 or fax to 866-923-4269.  Please be sure that your letter or facsimile is signed  exactly as your account is registered and that your account number and the Fund from which you wish to make the exchange are  included.  For example,  if your account is registered "John Doe and Mary Doe",  "Joint Tenants
With  Right of  Survivorship,'  then both  John and Mary must sign the  exchange request.  The exchange will be processed effective the date the signed letter or fax is  received.  Fax  requests  received  after  the  Valuation  Time  will be processed as of the next  business  day. The Funds  reserve the right to require the original document if you use the fax method.

     By On Line  Access - Log on to our  website  24 hours a day,  seven  days a week,  for easy access to your mutual fund  accounts.  Once you have reached the website,  you  will be  instructed  on how to  select  a  password  and  perform transactions.  You can choose to receive  information on all of Funds as well as your  own  personal  accounts.  You  may  also  perform  transactions,  such  as purchases, redemptions and exchanges. The Funds may terminate the ability to buy
Fund  shares on its  website  at any time,  in which  case you may  continue  to exchange shares by mail, wire or telephone pursuant to the Prospectus.

                                INVESTOR SERVICES

     Automated    Voice    Response    System   -   Our   toll    free    number
866-667-9231 will connect you 24 hours a day, seven days a week to the system. Through a selection of menu options, you can conduct transactions,  hear fund price  information,  mailing and wiring  instructions and other mutual fund information.

     Toll Free Information And Assistance - Customer service representatives are available to answer  questions  regarding the Funds and your account(s)  between the hours of 8 a.m. and 9 p.m. Eastern Time (Monday through  Friday).

     Retirement  Plans (Not Available With The Tax-Free Income Fund) - Shares of
the  Funds may be  purchased  for  Self-Employed  Retirement  Plans,  Individual
Retirement  Accounts (IRAs),  Roth IRAs,  Coverdell  Education Savings Accounts,
IRAs, Simplified Employee Pension Plans, Corporate Pension Plans, Profit Sharing
Plans  and  Money   Purchase   Plans.

     Shareholder  Confirmations - You will receive a confirmation statement each time a requested transaction is processed.  However, no confirmations are mailed on certain pre-authorized, systematic transactions, or IRAs. Instead, these will appear on your next consolidated statement.

     Consolidated  Statements -  Shareholders  of the Funds,  receive  quarterly statements as of the end of March, June,  September and December.  Please review your statement  carefully and notify us immediately if there is a discrepancy or error in your account.

     For shareholders with multiple accounts,  your consolidated  statement will reflect all your current  holdings in the Funds.  Your accounts are consolidated by social security  number and zip code.  Accounts in your household under other social  security  numbers may be added to your  statement at your request.  Only transactions during the reporting period will be reflected on the statements. An annual summary statement  reflecting all calendar-year  transactions in all your
Funds will be sent after year-end.

     Average Cost  Statement - This  statement may aid you in preparing your tax return and in reporting capital gains and losses to the IRS. If you redeemed any shares  during the calendar  year, a statement  reflecting  your taxable gain or loss for the calendar  year (based on the average cost you paid for the redeemed shares) will be mailed to you following each year-end.  Average cost can only be calculated on accounts  opened on or after January 1, 1984.  Fiduciary  accounts and accounts  with shares  acquired by gift,  inheritance,  transfer,  or by any means other than a purchase cannot be calculated.

     Average cost is one of the IRS approved methods  available to compute gains or losses. You may wish to consult a tax advisor on the other methods available.
The average  cost  information  will not be provided to the IRS.

     Shareholder  Reports - All shareholders will receive reports  semi-annually detailing the financial operations of the Funds.

     Prospectuses  -  Updated  prospectuses  will  be  mailed  to you  at  least annually.

     Undeliverable Mail - If mail from the Funds to a shareholder is returned as undeliverable on two or more consecutive occasions,  the Funds will not send any future  mail to the  shareholder  unless it receives  notification  of a correct mailing address for the  shareholder.  With respect to any redemption  checks or dividend/capital gains distribution checks that are returned as undeliverable or not presented  for payment  within six months,  the Trust  reserves the right to reinvest  the  check  proceeds  and any  future  distributions  in shares of the particular  Fund at the  then-current  NAV of such Fund until the Funds  receive further instructions from the shareholder.

                             ADDITIONAL INFORMATION

Description of Shares

     The Declaration of Trust permits the Trustees to issue an unlimited  number of full and fractional shares of beneficial  interest of each Fund and to divide or combine such shares into a greater or lesser number of shares without thereby exchanging the proportionate  beneficial interests in the Trust. Each share of a
Fund  represents  an equal  proportionate  interest in that Fund with each other share.  The Trust  reserves  the right to create and issue a number of different funds. Shares of each Fund would participate equally in the earnings, dividends, and assets of that particular fund. Upon liquidation of a Fund, shareholders are entitled  to  share  pro  rata in the net  assets  of such  Fund  available  for distribution to shareholders.

     The Trust presently  offers the following 26 series of shares of beneficial interest, without par value and with the various classes listed:

-------------------------------------------------------- -------------------------------------------------------------
                         FUND                                                    SHARE CLASS
------------------------------------------------------- --------------------------------------------------------------
Aberdeen Optimal Allocations Fund: Growth                Class A, Class B, Class C, Class R, Institutional Service
                                                         Class, Institutional Class
-------------------------------------------------------- -------------------------------------------------------------
Aberdeen Optimal Allocations Fund: Moderate Growth       Class A, Class B, Class C, Class R, Institutional Service
                                                         Class, Institutional Class
-------------------------------------------------------- -------------------------------------------------------------
Aberdeen Optimal Allocations Fund: Moderate              Class A, Class B, Class C, Class R, Institutional Service
                                                         Class, Institutional Class
-------------------------------------------------------- -------------------------------------------------------------
Aberdeen Optimal Allocations Fund: Specialty             Class A, Class B, Class C, Class R, Institutional Service
                                                         Class, Institutional Class
-------------------------------------------------------- -------------------------------------------------------------
Aberdeen Optimal Allocations Fund: Defensive             Class A, Class B, Class C, Class R, Institutional Service
                                                         Class, Institutional Class
-------------------------------------------------------- -------------------------------------------------------------
Aberdeen China Opportunities Fund                        Class A, Class B, Class C, Class R, Institutional Service
                                                         Class, Institutional Class
-------------------------------------------------------- -------------------------------------------------------------
Aberdeen Developing Markets Fund                         Class A, Class B, Class C, Class R, Institutional Service
                                                         Class, Institutional Class
-------------------------------------------------------- -------------------------------------------------------------
Aberdeen Global Financial Services Fund                  Class A, Class B, Class C, Class R, Institutional Service
                                                         Class, Institutional Class
-------------------------------------------------------- -------------------------------------------------------------
Aberdeen Health Sciences Fund                            Class A, Class B, Class C, Class R, Institutional Service
                                                         Class, Institutional Class
-------------------------------------------------------- -------------------------------------------------------------
Aberdeen Natural Resources Fund                          Class A, Class B, Class C, Class R, Institutional Service
                                                         Class, Institutional Class
-------------------------------------------------------- -------------------------------------------------------------
Aberdeen Technology and Communications Fund              Class A, Class B, Class C, Class R, Institutional Service
                                                         Class, Institutional Class
-------------------------------------------------------- -------------------------------------------------------------
Aberdeen Global Utilities Fund                           Class A, Class B, Class C, Class R, Institutional Service
                                                         Class, Institutional Class
-------------------------------------------------------- -------------------------------------------------------------
Aberdeen International Equity Fund                       Class A, Class B, Class C, Class R, Institutional Service
                                                         Class, Institutional Class
-------------------------------------------------------- -------------------------------------------------------------
Aberdeen Select Mid Cap Growth Fund                      Class A, Class B, Class C, Class D, Class R, Institutional
                                                         Service Class, Institutional Class
-------------------------------------------------------- -------------------------------------------------------------
Aberdeen Select Equity Fund                              Class A, Class B, Class C, Class R, Institutional Service
                                                         Class, Institutional Class
-------------------------------------------------------- -------------------------------------------------------------
Aberdeen Small Cap Fund                                  Class A, Class B, Class C, Class R, Institutional Service
                                                         Class, Institutional Class
-------------------------------------------------------- -------------------------------------------------------------
Aberdeen Select Small Cap Fund                           Class A, Class B, Class C, Class R, Institutional Service
                                                         Class, Institutional Class
-------------------------------------------------------- -------------------------------------------------------------
Aberdeen Tax-Free Income Fund                            Class A, Class B, Class C, Class D, Class X, Class Y
-------------------------------------------------------- -------------------------------------------------------------
Aberdeen Select Growth Fund                              Class A, Class B, Class C, Class R, Institutional Service
                                                         Class, Institutional Class
--------------------------------------------------------- ------------------------------------------------------------
Aberdeen Equity Long-Short Fund                          Class A, Class B, Class C, Class R, Institutional Service
                                                         Class, Institutional Class
-------------------------------------------------------- -------------------------------------------------------------
Aberdeen Select Worldwide Fund                           Class A, Class B, Class C, Class R, Institutional Service
                                                         Class, Institutional Class
-------------------------------------------------------- -------------------------------------------------------------
Aberdeen Hedged Core Equity Fund                         Class A, Class B, Class C, Class R, Institutional Service
                                                         Class, Institutional Class
-------------------------------------------------------- -------------------------------------------------------------
Aberdeen Market Neutral Fund                             Class A, Class B, Class C, Class R, Institutional Service
                                                         Class, Institutional Class
--------------------------------------------------------- ------------------------------------------------------------
Aberdeen Small Cap Opportunities Fund                    Class A, Class B, Class C, Class R, Institutional Service
                                                         Class, Institutional Class
-------------------------------------------------------- -------------------------------------------------------------
Aberdeen Small Cap Growth Fund                           Class A, Class B, Class C, Class R, Institutional Service
                                                         Class, Institutional Class
-------------------------------------------------------- -------------------------------------------------------------
Aberdeen Small Cap Value Fund                            Class A, Class B, Class C, Class R, Institutional Service
                                                         Class, Institutional Class
-------------------------------------------------------- -------------------------------------------------------------

     You have an interest  only in the assets of the Fund whose  shares you own.
Shares of a  particular  class are equal in all respects to other shares of that class.  In the event of  liquidation  of a Fund,  shares of the same  class will share pro rata in the  distribution of the net assets of the Fund with all other shares of that class.  All shares are without par value and when issued and paid for, are fully paid and  nonassessable by the Trust.  Shares may be exchanged or converted as described in this  Statement of Additional  Information  and in the
Prospectus but will have no other preference, conversion, exchange or preemptive rights.

Voting Rights

     Shareholders  of each class of shares have one vote for each share held and a  proportionate  fractional  vote for any  fractional  share held. An annual or special meeting of shareholders to conduct necessary business is not required by the Declaration of Trust, the 1940 Act or other authority except,  under certain circumstances,  to amend the  Declaration  of  Trust,  the  Investment  Advisory
Agreement,  fundamental investment  objectives,  fundamental investment policies and  fundamental  investment  restrictions,  to elect and  remove  Trustees,  to reorganize  the Trust or any  series or class  thereof  and to act upon  certain other business matters.  In regard to sale of assets;  the change of fundamental investment objectives,  policies and restrictions; the approval of an Investment
Advisory Agreement;  or any other matter for which a shareholder vote is sought, the right to vote is limited to the  holders  of shares of the  particular  Fund affected by the proposal. In addition, holders of shares subject to a Rule 12b-1 fee will vote as a class and not with holders of any other class with respect to the approval of the Distribution Plan.

     To the  extent  that such a meeting  is not  required,  the Trust  does not intend to have an annual  or  special  meeting  of  shareholders.  The Trust has represented  to the SEC  that  the  Trustees  will  call a  special  meeting  of shareholders  for purposes of  considering  the removal of one or more  Trustees upon written request therefor from shareholders holding not less than 10% of the outstanding  votes of the Trust and the Trust will assist in communicating  with other  shareholders  as  required  by  Section  16(c) of the 1940  Act.  At such meeting, a quorum of shareholders (constituting a majority of votes attributable to all  outstanding  shares of the Trust),  by majority  vote,  has the power to remove one or more Trustees.

                ADDITIONAL GENERAL TAX INFORMATION FOR ALL FUNDS

     The Information  Discussed in This Section Applies  Generally to All of the
Funds, But is Supplemented or Modified in Additional  Separate Sections That are
Provided Below for Aberdeen Tax-Free Income Fund and the Funds of Funds.

Buying a Dividend

     If you  invest  in a Fund  shortly  before  the  record  date of a  taxable distribution,  the distribution will lower the value of the Fund's shares by the amount  of the  distribution,  and  you  will  in  effect  receive  some of your investment back, but in the form of a taxable distribution.

Multi-Class Funds

     Funds with multiple classes of shares calculate  dividends and capital gain distributions the same way for each class. The amount of any dividends per share will differ,  however,  generally due to the difference in the  distribution and service (Rule 12b-1) and administrative services fees applicable to each class.

Distributions of Net Investment Income

     Each Fund receives  income  generally in the form of dividends and interest on its investments.  This income, less expenses incurred in the operation of the
Fund,  constitutes the Fund's net investment  income from which dividends may be paid to you. If you are a taxable  investor,  any distributions by the Fund from such income (other than qualified  dividend income received by individuals) will be taxable to you as ordinary  income,  whether  you receive  them in cash or in additional shares.  Distributions from qualified dividend income will be taxable to individuals at long-term capital gain rates,  provided certain holding period requirements  are met. See the  discussion  below under the heading,  "Qualified
Dividend Income for Individuals."

Distributions of Capital Gain

     A Fund may realize a capital gain or loss in connection with sales or other dispositions  of its portfolio  securities.  Distributions  from net  short-term capital gain will be taxable to you as ordinary income.  Distributions  from net long-term  capital  gain  will be  taxable  to you as  long-term  capital  gain, regardless  of how long you have held your  shares in the Fund.  Any net capital gain (excess of net  long-term  capital gain over net  short-term  capital loss)
realized by a Fund  generally  will be  distributed  once each year,  and may be distributed  more  frequently,  if necessary,  to reduce or eliminate  excise or income taxes on the Fund.

Returns of Capital

     If the Fund's  distributions  exceed its taxable  income and capital  gains realized  during a taxable year, all or a portion of the  distributions  made in the  same  taxable  year  may be  recharacterized  as a  return  of  capital  to shareholders.  A return of capital  distribution  generally will not be taxable, but will reduce each shareholder's cost basis in the Fund and result in a higher reported  capital gain or lower reported capital loss when those shares on which the  distribution was received are sold. Any return of capital in excess of your basis, however, is taxable as a capital gain.

Investments in Foreign Securities

     The next three paragraphs  describe tax considerations  that are applicable to Funds that invest in foreign securities.

     Effect of  Foreign  Withholding  Taxes.  A Fund may be  subject  to foreign withholding  taxes on income from certain  foreign  securities.  This,  in turn, could reduce the Fund's distributions paid to you.

     Effect Of Foreign Debt Investments On Distributions.  Most foreign exchange gains realized on the sale of debt  securities are treated as ordinary income by a  Fund.  Similarly,  foreign  exchange  losses  realized  on the  sale  of debt
securities   generally  are  treated  as  ordinary  losses.   These  gains  when
distributed  are  taxable to you as  ordinary  income,  and any losses  reduce a
Fund's  ordinary  income  otherwise  available  for  distribution  to you.  This
Treatment Could Increase or Decrease a Fund's Ordinary Income  Distributions  to
You, and May Cause Some or All of a Fund's Previously  Distributed  Income to be
Classified as a Return of Capital.  A return of capital generally is not taxable to you,  but  reduces  the tax basis of your  shares in the Fund.  Any return of capital in excess of your basis, however, is taxable as a capital gain.

     Pass-Through  of Foreign Tax  Credits.  If more than 50% of a Fund's  total assets at the end of a fiscal year is invested in foreign  securities,  the Fund may elect to pass  through to you your pro rata  share of foreign  taxes paid by the Fund. If this election is made, a Fund may report more taxable income to you than it actually  distributes.  You will then be entitled  either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit  for these  taxes  against  your U.S.  federal  income  tax  (subject  to limitations  for  certain  shareholders).  The Fund  will  provide  you with the information  necessary to complete your  personal  income tax return if it makes this election.

     The amount of any foreign tax credits  available to you (as a result of the pass-through  to you of your pro rata share of foreign  taxes by paid by a Fund)
will be reduced if you receive from a Fund qualifying  dividends from qualifying foreign  corporations that are subject to tax at reduced rates.  Shareholders in these  circumstances  should talk with their  personal tax advisors  about their foreign tax credits and the  procedures  that they should  follow to claim these credits on their personal income tax returns.

     PFIC  Securities.  A Fund may invest in securities of foreign entities that could be deemed for tax  purposes  to be passive  foreign  investment  companies
(PFICs).  When investing in PFIC  securities,  a Fund intends to  mark-to-market these  securities  and  recognizes any gains at the end of its fiscal and excise
(described  below) tax years.  Deductions  for losses are allowable  only to the extent of any current or previously  recognized  gains.  These gains (reduced by allowable  losses) are  treated as ordinary  income that the Fund is required to distribute, even though it has not sold the securities. You should also be aware that the  designation  of a foreign  security as a PFIC security would cause its income  dividends  to  fall  outside  of the  definition  of  qualified  foreign corporation dividends.  These dividends will NOT qualify for the reduced rate of taxation on qualified  dividends for individuals  when distributed to you by the
Fund.  If a Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market  election,  the Fund may be subject to U.S. federal income tax on a portion of any "excess  distribution"  or gain from the  disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred  taxes  arising  from such  distributions  or gains.

Information on the Amount and Tax Character of Distributions

     Each Fund will inform you of the amount of your ordinary income and capital gain  dividends  at the time they are  paid,  and will  advise  you of their tax status for federal  income tax purposes  shortly  after the end of each calendar year. If you have not held Fund shares for a full year, a Fund may designate and distribute  to you, as ordinary  income,  as  qualified  dividends or as capital gains, and in the case of non-U.S.  shareholders, the Fund may further designate and  distribute  as  interest-related  dividends  and  short-term  capital  gain dividends,  a percentage of income that may not be equal to the actual amount of this type of income  earned  during the period of your  investment  in the Fund.
Taxable  distributions  declared by a Fund in  December  but paid in January are taxable to you as if they were paid in December.

Election to be Taxed as a Regulated Investment Company

     Each Fund  intends to elect or has  elected  to be  treated as a  regulated investment  company under  Subchapter M of the Code.  As a regulated  investment company,  a Fund  generally pays no federal income tax on the income and gain it distributes to you. The Board of Trustees reserves the right not to maintain the qualification of a Fund as a regulated  investment company if it determines such a course of action to be beneficial to  shareholders.  In such a case,  the Fund would be subject to federal, and possibly state,  corporate taxes on its taxable income and gain, and  distributions  to you would be taxed as dividend income to the extent of the Fund's earnings and profits.

     In order to qualify as a regulated  investment  company for federal  income tax purposes, each Fund must meet certain specific requirements, including:

     (i)  the Fund must maintain a diversified  Fund of  securities,  wherein no security,  including  the  securities of a qualified  publicly  traded partnership (other than U.S.  government  securities and securities of other  regulated  investment  companies)  can exceed 25% of the Fund's total assets,  and, with respect to 50% of the Fund's total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment  companies) can exceed 5%
          of the Fund's total assets or 10% of the outstanding voting securities of the issuer;
     (ii) the Fund must derive at least 90% of its gross income from  dividends, interest,  payments with respect to securities  loans,  gains from the sale or disposition  of stock,  securities or foreign  currencies,  or other income derived with respect to its business of investing in such stock,  securities,  or  currencies,  and net income  derived  from an interest in a qualified publicly traded partnership; and
     (iii) the Fund  must  distribute  to its  shareholders  at least 90% of its investment  company taxable income and net tax-exempt  income for each of its fiscal years.

Excise Tax Distribution Requirements

     To avoid federal  excise  taxes,  the Code requires a Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month  period ending October 31; and 100% of any undistributed  amounts from the prior year. Each Fund intends to declare and pay these  distributions  in December (or to pay them in January,  in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Sales of Fund Shares

     Sales and exchanges of Fund shares are taxable transactions for federal and state income tax  purposes.  If you sell your Fund  shares,  whether you receive cash or exchange  them for shares of a different  Fund,  the IRS requires you to report any gain or loss on your sale or exchange.  If you owned your shares as a capital asset, any gain or loss that you realize  generally is a capital gain or loss,  and is  long-term  or  short-term,  depending  on how long you owned your shares. Any  redemption/exchange  fees you incur on shares redeemed or exchanged within 90 days after the date they were  purchased  will  decrease the amount of any  capital  gain (or  increase  any  capital  loss) you realize on the sale or exchange.

     Sales at a Loss  Within Six Months of  Purchase.  Any loss  incurred on the sale or  exchange  of Fund  shares  owned for six months or less is treated as a long-term  capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

     Deferral  of  Basis.  In  reporting  gain or loss on the sale of your  Fund shares,  you may be  required  to adjust your basis in the shares you sell under the following circumstances:

     If:

     o    In your original purchase of Fund shares,  you received a reinvestment right (the right to reinvest your sales  proceeds at a reduced or with no sales charge), and
     o    You sell some or all of your  original  shares within 90 days of their purchase, and
     o    You reinvest the sales  proceeds in the Fund or in another  Fund,  and the sales charge that would otherwise apply is reduced or eliminated;

     Then:

     In reporting  any gain or loss on your sale,  all or a portion of the sales charge that you paid for your original shares is excluded from your tax basis in the shares sold and added to your tax basis in the new shares.

     Wash  Sales.  All or a portion of any loss that you  realize on the sale of your Fund shares is  disallowed  to the extent that you buy other  shares in the
Fund within 30 days before or after your sale. Any loss  disallowed  under these rules is added to your tax basis in the new shares.

U.S. Government Securities

     The income  earned on certain  U.S.  government  securities  is exempt from state and local  personal  income taxes if earned  directly by you.  States also grant  tax-free  status to dividends  paid to you from interest  earned on these
securities,   subject  in  some  states  to  minimum   investment  or  reporting
requirements  that  must be met by a Fund.  The  income on Fund  investments  in certain securities, such as repurchase agreements,  commercial paper and federal
agency-backed   obligations  (e.g.,  Government  National  Mortgage  Association
(Ginnie Mae) or Federal National Mortgage  Association (Fannie Mae) securities), generally  does not qualify for  tax-free  treatment.  The rules on exclusion of this income are different for corporations.

Qualified Dividend Income For Individuals

     For individual shareholders,  a portion of the dividends paid by a Fund may be qualified  dividends  eligible for taxation at long-term  capital gain rates.
This reduced rate  generally is available  for  dividends  paid by a Fund out of dividends earned on the Fund's investment in stocks of domestic corporations and qualified  foreign  corporations.  Dividends  from PFICs are not  eligible to be treated as qualified dividend income.

     Both  the  Fund  and  the  investor  must  meet  certain   holding   period
requirements to qualify Fund dividends for this treatment.  Specifically, a Fund must hold the stock for at least 61 days during the 121-day period  beginning 60 days before the stock becomes ex-dividend.  Similarly, investors must hold their
Fund  shares for at least 61 days during the 121-day  period  beginning  60 days before the Fund distribution goes ex-dividend. The ex-dividend date is the first date following the  declaration of a dividend on which the purchaser of stock is not entitled to receive the dividend  payment.  When counting the number of days you held your Fund shares,  include the day you sold your shares but not the day you acquired these shares.

     While the income  received in the form of a qualified  dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes. For example, you will not be allowed to offset your long-term  capital  losses against  qualified dividend income on your federal income tax return. Any qualified dividend income that  you  elect  to be taxed at these  reduced  rates  also  cannot  be used as investment income in determining your allowable investment interest expense. For other  limitations on the amount of or use of qualified  dividend income on your income tax return, please contact your personal tax advisor.

     After the close of its fiscal  year, a Fund will  designate  the portion of its ordinary  dividend  income that meets the  definition of qualified  dividend income  taxable  at  reduced  rates.  If 95% or more of a Fund's  income is from qualified  sources,  it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.

Dividends-Received Deduction for Corporations

     The portion of dividends  paid by a Fund that  qualifies  for the corporate dividends-received  deduction will be designated each year in a notice mailed to the  Fund's  shareholders,  and  cannot  exceed  the gross  amount of  dividends received by the Fund from domestic (U.S.) corporations that would have qualified for the dividends-received  deduction in the hands of the Fund if the Fund was a regular corporation.

     The availability of the dividends-received  deduction is subject to certain holding  period and debt  financing  restrictions  imposed under the Code on the corporation  claiming  the  deduction.  The amount that a Fund may  designate as eligible for the  dividends-received  deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were  debt-financed or held by the Fund for less than a minimum  period of time,  generally 46 days during a
91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your  Fund  shares  are  debt-financed  or held by you for less than a 46-day period then the  dividends-received  deduction for Fund dividends on your shares may also be reduced or eliminated.  Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion)
must be included in your alternative minimum taxable income calculation.

Investment in Complex Securities

     Each Fund may invest in complex securities (e.g., futures, options, forward currency  contracts,  short-sales,  PFICs, etc.) that may be subject to numerous special and complex tax rules.  These rules could  affect  whether  gain or loss recognized  by a Fund is treated as  ordinary  or  capital,  or as  interest  or dividend income.  These rules could also accelerate the recognition of income to a Fund  (possibly  causing  the Fund to sell  securities  to raise  the cash for necessary distributions).  These rules could defer a Fund's ability to recognize a loss,  and, in limited cases,  subject the Fund to U.S.  federal income tax on income from certain foreign securities. These rules could, therefore, affect the amount,  timing,  or character of the income  distributed  to you by a Fund. For example:

     Derivatives.  A  Fund  may be  permitted  to  invest  in  options,  futures contracts,  options  on futures  contracts,  stock  index  options  and  forward currency  contracts  to hedge a Fund's  portfolio  or for any other  permissible purposes consistent with that Fund's investment objective. If a Fund makes these investments,  it could be required to mark-to-market these contracts and realize any unrealized  gains and losses at its fiscal year end even though it continues to hold the  contracts.  Under  these  rules,  gains or losses on the  contracts generally would be treated as 60% long-term and 40% short-term  gains or losses, but gains or losses on certain  foreign  currency  contracts would be treated as ordinary  income or  losses.  In  determining  its net  income  for  excise  tax purposes,  the Fund also would be required  to  mark-to-market  these  contracts annually  as of October 31 (for  capital  gain net  income and  ordinary  income arising from certain foreign currency contracts),  and to realize and distribute any resulting income and gains.

     Constructive  Sales.  A Fund's  entry into a short sale  transaction  or an option or other  contract  could be  treated  as the  "constructive  sale" of an
"appreciated  financial  position," causing it to realize gain, but not loss, on the position.

     Tax  Straddles.  A Fund's  investment  in options,  futures,  forwards,  or foreign currency contracts (or in substantially  similar or related property) in connection with certain hedging  transactions  could cause it to hold offsetting positions  in  securities.  If a Fund's  risk of loss with  respect to  specific securities  in its  portfolio is  substantially  diminished  by the fact that it holds  other  securities,  the Fund could be deemed to have  entered  into a tax
"straddle"  or to hold a  "successor  position"  that  would  require  any  loss realized by it to be deferred for tax purposes.

     Short Sales and Securities Lending  Tractions.  A Fund's entry into a short sale  transaction  or an  option  or  other  contract  could be  treated  as the
"constructive  sale"  of an  "appreciated  financial  position,"  causing  it to realize gain, but not loss, on the position.  Additionally,  a Fund's entry into securities  lending  transactions may cause the replacement income earned on the loaned  securities  to fall  outside of the  definition  of  qualified  dividend income. This replacement income generally will not be eligible for reduced rates of  taxation  on  qualified  dividend  income,  and,  to the  extent  that  debt securities are loaned,  will generally not qualify as qualified  interest income for foreign withholding tax purposes.

     Credit  Default  Swap  Agreements.  A Fund may be  permitted  to enter into credit  default swap  agreements.  The rules  governing  the tax aspects of swap agreements that provide for contingent  nonperiodic payments of this type are in a developing stage and are not entirely clear in certain  aspects.  Accordingly, while a Fund intends to account for such  transactions  in a manner deemed to be appropriate,  the IRS might  not  accept  such  treatment.  The Funds  intend to monitor developments in this area.

     Investment in REMIC Residual  Interests (Excess Inclusion  Income).  A Fund
may invest in residual  interests in certain mortgage pooling vehicles formed as real estate mortgage investment conduits  ("REMICs").  The portion of the Fund's income  received from REMIC residual  interests,  either  directly or through an investment  in a REIT  that  holds  such  interests  or  qualifies  as a taxable mortgage  pool (such  income is  referred  to in the Code as  "excess  inclusion income")  generally is required to be allocated by the Fund to its  shareholders in  proportion  to the  dividends  paid  to  such  shareholders  with  the  same consequences  as if  the  shareholders  received  the  excess  inclusion  income directly.

     Under these rules, a Fund will be taxed at the highest corporate income tax rate on its excess  inclusion  income that is allocable to the percentage of its shares held in record name by "disqualified  organizations," which are generally certain cooperatives,  governmental  entities and tax-exempt  organizations that are exempt from tax on unrelated  business  taxable  income.  To the extent that
Fund shares owned by "disqualified  organizations"  are held in record name by a broker/dealer  or other  nominee,  the  broker/dealer  or other nominee would be liable for the corporate level tax on the portion of the Fund's excess inclusion income  allocable to Fund shares held by the  broker/dealer  or other nominee on behalf of the "disqualified  organizations."  The Fund expects that disqualified organizations  own their shares.  Because this tax is imposed at the Fund level,
all   shareholders,   including   shareholders   that   are   not   disqualified
organizations,  will bear a portion of the tax cost  associated  with the Fund's receipt of excess inclusion income. However, to the extent permissible under the
1940 Act,  regulated  investment  companies such as the Fund are permitted under
Treasury  Regulations to specially allocate this tax expense to the disqualified organizations  to which it is  attributable,  without  a  concern  that  such an allocation will constitute a preferential dividend.

     Investments in Securities of Uncertain Tax Character.  A Fund may invest in securities  the U.S.  Federal  income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such  securities  or the income  from such  securities  differs  from the tax treatment  expected by a Fund, it could affect the timing or character of income recognized by the Fund,  requiring the Fund to purchase or sell  securities,  or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

Backup Withholding

     By law, each Fund must withhold a portion of your taxable distributions and redemption  proceeds unless you provide your correct social security or taxpayer identification number, certify that this number is correct, certify that you are not  subject  to backup  withholding,  and  certify  that you are a U.S.  person
(including  a U.S.  resident  alien).  A Fund  also  must  withhold  if the  IRS instructs it to do so. When withholding is required, the rate will be 28% of any distributions or proceeds paid.

Non-U.S. Investors

     Non-U.S.  Investors may be subject to U.S.  withholding  and estate tax and are subject to special  U.S. tax  certification  requirements.  Foreign  persons
should  consult  their  tax  advisors  about  the   applicability  of  U.S.  tax
withholding and the use of the appropriate forms to certify their status.

     In General.  The United States imposes a flat 30% withholding tax (or lower treaty rate) on U.S. source dividends.

     Capital Gain  Dividends & Short-Term  Capital Gain  Dividends.  In general, capital  gain  dividends  paid by a Fund from  either  long-term  or  short-term capital  gains (other than gain  realized on  disposition  of U.S. real property interests) are not subject to U.S.  withholding tax unless you are a nonresident alien  individual  present  in  the  United  States  for  a  period  or  periods aggregating 183 days or more during the taxable year.

     Interest-Related Dividends.  Interest-related dividends paid by a Fund from qualified  interest income are not subject to U.S.  withholding tax.  "Qualified interest income"  includes,  in general,  U.S. source (1) bank deposit interest,
(2)  short-term  original  discount and (3) interest  (including  original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership  in which  the Fund is a  10-percent  shareholder  or is  contingent
interest,   and  (4)  any  interest-related   dividend  from  another  regulated
investment  company.  While each Fund makes every effort to disclose any amounts
of  interest-related   dividends  distributed  to  its  non-U.S.   shareholders,
intermediaries  who  have  assumed  tax  reporting   responsibilities  on  these
distributions  may not have fully  developed  systems  that will allow these tax withholding benefits to be passed through to them.

     Sunset Date for  Short-Term  Capital Gain  Dividends  and  Interest-Related
Dividends.  The exemption from withholding for short-term capital gain dividends and  interest-related  dividends  paid by a Fund is effective for dividends paid with respect to taxable years of the Fund beginning  after December 31, 2004 and before January 1, 2008, unless such exemption is extended or made permanent.

     Other.  Ordinary  dividends  paid by a Fund to  non-U.S.  investors  on the income earned on portfolio  investments in (i) the stock of domestic and foreign corporations,  and (ii) the debt of foreign  issuers  continue  to be subject to
U.S.  withholding  tax. If you hold your Fund shares in  connection  with a U.S.
trade  or  business,  your  income  and  gains  will be  considered  effectively connected  income and taxed in the U.S. on a net basis, in which case you may be required to file a nonresident U.S. income tax return.

     U.S. Estate Tax. A partial exemption from U.S estate tax may apply to stock in a Fund held by the estate of a nonresident  decedent.  The amount  treated as exempt is based upon the  proportion  of the assets held by a Fund at the end of
the  quarter   immediately   preceding  the  decedent's   death  that  are  debt
obligations,  deposits,  or other  property  that would  generally be treated as situated  outside  the  United  States  if held  directly  by the  estate.  This provision  applies to decedents dying after December 31, 2004 and before January
1, 2008, unless such provision is extended or made permanent.

     Investment  in U.S.  Real  Property.  In  addition,  a Fund may  invest  in securities of corporations or real estate  investment trusts (REITs) that invest in real  property.  The  Foreign  Investment  in Real  Property  Tax Act of 1980
(FIRPTA)  makes  non-U.S.  persons  subject to U.S. tax on disposition of a U.S.
real  property  interest  as if he or she  were  a U.S.  person.  Such  gain  is sometimes  referred to as FIRPTA  gain.  To the extent that the Fund  realizes a gain  on  its  investment  in a U.S.  real  property  interest,  or  receives  a distribution from the gain on the sale of a U.S. real property interest realized on one of its  investments,  and passes that gain  through to its  shareholders, such a distribution  when made to a non-U.S.  shareholder may be subject to U.S.
withholding  tax at a rate of 35% and may  require  the filing of a  nonresident
U.S. income tax return.

     U.S. Tax Certification Rules.  Special U.S. tax certification  requirements apply to non-U.S. shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder's country of residence.  In general, a non-U.S.  shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person,  to claim that you are the beneficial owner of the income and, if applicable,  to claim a reduced rate of, or exemption from,  withholding as a  resident  of a country  with  which the  United  States  has an income tax treaty. A Form W-8BEN provided  without a U.S.  taxpayer  identification  number will  remain in effect for a period  beginning  on the date signed and ending on the last day of the third  succeeding  calendar year unless an earlier change of circumstances makes the information on the form incorrect.

Additional Tax Information With Respect to Aberdeen Tax-Free Income Fund

     The tax  information  described in "Additional  General Tax Information for
All Funds" above applies to the Aberdeen  Tax-Free Income Fund,  except as noted
in this section.

Exempt-Interest Dividends

     By meeting  certain  requirements  of the Code,  the Fund  qualifies to pay exempt-interest  dividends to you.  These  dividends  are derived from  interest income  exempt from regular  federal  income tax, and are not subject to regular federal  income tax when they are paid to you. In  addition,  to the extent that exempt-interest dividends are derived from interest on obligations of a state or its political  subdivisions,  or from interest on  qualifying  U.S.  territorial obligations  (including  qualifying  obligations of Puerto Rico, the U.S. Virgin
Islands and Guam),  they also may be exempt from that  state's  personal  income taxes.  Most states,  however,  do not grant  tax-free  treatment to interest on state and municipal securities of other states.

Dividends from Taxable Income

     The Fund may earn taxable income from many sources,  including  income from temporary  investments,  discount from stripped  obligations  or their  coupons, income from securities loans or other taxable transactions,  and ordinary income from the sale of  market  discount  bonds.  If you are a taxable  investor,  any distributions  by the Fund from this  income  will be taxable to you as ordinary income, whether you receive them in cash or in additional shares.

Distributions of Capital Gains and Gain or Loss on Sale or Exchange of Your Fund
Shares

     The  Fund  may  realize  a  capital  gain or  loss  on  sale  of  portfolio securities.  Distributions  of capital  gains are taxable to you.  Distributions from net  short-term  capital  gain will be taxable to you as  ordinary  income.
Distributions  from  net  long-term  capital  gain  will  be  taxable  to you as long-term capital gain,  regardless of how long you have held your shares in the
Fund.

     When you sell your shares in the Fund,  you may  realize a capital  gain or loss,  which is subject to federal income tax. For tax purposes,  an exchange of your Fund shares for shares of a different Aberdeen Fund is the same as a sale.

Information on the Amount and Tax Character of Distributions

     The Fund will inform you of the amount of your taxable  ordinary income and capital gain  dividends at the time they are paid,  and will advise you of their tax  status  for  federal  income  tax  purposes  shortly  after the end of each calendar year,  including the portion of the  distributions  that on average are comprised of taxable  income or interest  income that is a tax  preference  item when determining your alternative  minimum tax. If you have not held Fund shares for a full year,  the Fund may designate and  distribute to you, as taxable,  as tax-exempt or as tax preference  income,  a percentage of income that may not be equal to the actual  amount of this type of income earned by the Fund during the period of your  investment in the Fund.  Taxable  distributions  declared by the
Fund in December but paid in January are taxed to you as if made in December.

Redemption at a Loss Within Six Months of Purchase

     Any loss  incurred  on the  redemption  or  exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends paid to you with respect to your Fund  shares,  and any  remaining  loss will be treated as a long-term  capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares.

Qualified Dividend Income for Individuals

     Because the Fund's income is derived  primarily  from interest  rather than dividends,  none of its  distributions  are expected to be  qualified  dividends eligible for taxation by individuals at long-term capital gain rates.

Dividends-Received Deduction for Corporations

     Because the Fund's income is derived  primarily  from interest  rather than dividends,  none of its  distributions are expected to qualify for the corporate dividends-received deduction.

Alternative Minimum Tax

     Interest on certain  private  activity  bonds,  while  exempt from  regular federal  income  tax,  is a  preference  item  for  you  when  determining  your alternative  minimum tax under the Code and under the income tax  provisions  of several states.  Private activity bond interest could subject you to or increase your liability under the federal and state alternative minimum taxes,  depending on your personal or corporate tax position.  If you are a person  defined in the
Code as a substantial user (or person related to a user) of a facility  financed by private  activity  bonds,  you should  consult  with your tax adviser  before buying shares of the Fund.

Treatment of Interest on Debt Incurred to Hold Fund Shares

     Interest on debt you incur to buy or hold Fund shares may not be deductible for federal income tax purposes.

Loss of Status of Securities as Tax-Exempt

     Failure of the issuer of a tax-exempt security to comply with certain legal or contractual requirements relating to the security could cause interest on the security,  as well as Fund distributions  derived from this interest,  to become taxable, perhaps retroactively to the date the security was issued.

Additional Information for the Funds Of Funds

     Each of the Funds of Funds invests in one or more Underlying Funds. The tax consequences  of an  investment in a Fund of Funds are generally the same as the consequences of investment in a non-Fund of Funds, except as noted below.

Distributions of Net Investment Income

     A Fund of  Funds'  income  consists  of  dividends  it  receives  from  the
Underlying  Funds,  less  the  estimated  expenses  of the  Fund of  Funds.  Any distributions by a Fund of Funds from such income (other than qualified dividend income  received  by  individuals)  will be taxable to you as  ordinary  income, whether you receive them in cash or additional  shares.  A portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates.

Distributions of Capital Gain

     An  Underlying  Fund may realize  capital gain or loss in  connection  with sales or other dispositions of its portfolio  securities.  Any net capital gains may be distributed to a Fund of Funds as capital gain  distributions.  A Fund of
Funds may also  derive  capital  gains and  losses in  connection  with sales of shares of the Underlying Funds.  Distributions from net short-term capital gains are taxable to you as ordinary income.  Distributions from net long-term capital gains are taxable to you as long-term capital gains,  regardless of how long you have owned your shares in a Fund of Funds. Capital gain will be distributed by a
Fund of Funds  once  each  year,  and may be  distributed  more  frequently,  if necessary, to reduce or eliminate excise or income taxes on the Fund of Funds.

Effect of Foreign Investments on Distributions

     Most  foreign  exchange  gain  realized on the sale of debt  securities  is treated as ordinary income by an Underlying  Fund.  Similarly,  foreign exchange loss realized on the sale of debt  securities by an Underlying Fund generally is treated as ordinary loss. This gain when distributed will be taxable to the Fund of Funds as  ordinary  income,  and any loss will  reduce an  Underlying  Fund's ordinary income otherwise  available for distribution to the Fund of Funds. This treatment  could  increase or  decrease an  Underlying  Fund's  ordinary  income distributions to a Fund of Funds and, in turn, to you, and may cause some or all of the Underlying  Fund's  previously  distributed  income to be classified as a return of capital to the Fund of Funds.  A return of  capital  generally  is not taxable  to a Fund of Funds,  but  reduces  the Fund of Funds'  tax basis in its shares of the  Underlying  Fund.  Any return of capital in excess of the Fund of
Funds' tax basis is taxable to the Fund of Funds as a capital gain.

     Certain  Underlying  Funds may be subject to foreign  withholding  taxes on income from certain  foreign  securities.  This could reduce such an  Underlying
Fund's ordinary income distributions to a Fund of Funds and, in turn, to you.

U.S. Government Securities

     The income earned on certain U.S. government securities is generally exempt from state and local  personal  income taxes if earned  directly by you.  States also grant  tax-free  status to dividends  paid to you from  interest  earned on these  securities,  subject in some states to minimum  investment  or  reporting requirements  that must be met by a Fund of Funds.  Dividends  paid by a Fund of
Funds may not be exempt  from state and local  taxes in certain  states when the
Fund of Fund invests in U.S. government  securities only indirectly by investing in an Underlying Fund.

     This discussion of "Additional  General Tax Information" is not intended or written to be used as tax advice and does not  purport to deal with all  federal tax consequences applicable to all categories of investors, some of which may be subject to special rules. You should consult your own tax advisor regarding your particular circumstances before making an investment in either of the Funds.

                               MAJOR SHAREHOLDERS

     As of the date of this SAI, the Funds had not yet commenced  operations and the Funds do not have any shareholders.

                              FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholder of Aberdeen Small Cap Fund:

In our opinion, the accompanying statement of net assets presents fairly, in all material  respects,  the  financial  position  of  Aberdeen  Small Cap Fund (the
"Fund") at January 24, 2008, in conformity with accounting  principles generally accepted  in the United  States of  America.  This  financial  statement  is the responsibility  of the Fund's  management.  Our  responsibility is to express an opinion on this financial  statement  based on our audit. We conducted our audit of this  financial  statement  in  accordance  with the  standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain  reasonable  assurance about whether the financial  statement  is  free  of  material  misstatement.  An  audit  includes examining,  on a test basis,  evidence supporting the amounts and disclosures in
the  financial   statement,   assessing  the  accounting   principles  used  and
significant  estimates made by management,  and evaluating the overall financial statement  presentation.  We believe that our audit provides a reasonable  basis for our opinion.

PricewaterhouseCoopers LLP
February 5, 2008

     Set forth below for Aberdeen  Small Cap Fund is the Statement of Net Assets
as of January 24, 2008.

                                 ABERDEEN FUNDS
                            Statement of Net Assets
                             As of January 24, 2008

Aberdeen Small Cap Fund
------------------------------------------------------
Assets:
------------------------------------------------------
Cash                                    $100,000
------------------------------------------------------
Total Assets                             100,000
------------------------------------------------------
Net Assets                              $100,000
------------------------------------------------------
Shares Outstanding (no par value,
unlimited shares authorized)            6849.315
------------------------------------------------------
Net Asset Value, Offering Price
and Redemption Price per share            $14.60
------------------------------------------------------

                      See notes to statement of net assets

                                 ABERDEEN FUNDS

                          Notes to Statement of Assets
                                January 24, 2008

1.   Organization

     Aberdeen Funds (the "Trust") is an open-end  management  investment company formed as a  statutory  trust  under the laws of the state of Delaware by a
     Certificate  of Trust filed on  September  27,  2007.  The Trust  currently consists of 26 separate series, each with its own investment objective. The
     Aberdeen Small Cap Fund (the "Fund"), is a diversified  open-end management investment  company as defined in the  Investment  Company Act of 1940,  as amended (the "1940 Act").  This report contains the Statement of Net Assets of the Fund.

     The Fund has had no  operations to date other than  organizational  matters such as,  the  purchase  of 6,849  shares  of the  Fund by  Aberdeen  Asset
     Mangement,  Inc.  The  seed  capital  of the  Trust  is  held  with a major financial institution.

     Under the Trusts' organizational  documents,  its officers and trustees are indemnified  against certain  liabilities arising out of the performance of their duties to the Fund.  In addition,  in the normal  course of business, the Fund may enter into  contracts  with  vendors and others  that  provide
     general   indemnification.   The  Fund's   maximum   exposure  under  these
     arrangements  is unknown,  as this would involve  future claims that may be made against the Fund.

2.   Significant Accounting Policy

     The following is a summary of the significant accounting policy followed by the Fund in the preparation of its financial statement. The policies are in conformity  with  accounting  principles  generally  accepted in the United
     States of America ("GAAP").

     Federal Income Taxes: The Fund intends to qualify as a regulated investment company by complying  with the provisions  available to certain  investment companies,  as defined in applicable sections of the Internal Revenue Code, and to make  distributions  of net investment  income and realized  capital gains  sufficient  to relieve it from all, or  substantially  all,  federal income taxes.

     In July 2006, the Financial  Accounting  Standards  Board  ("FASB")  issued interpretation  No. 48 ("FIN 48") entitled  "Accounting  for Uncertainty in
     Income  Taxes  - an  interpretation  of FASB  statement  No.  109."  FIN 48 prescribes  the minimum  recognition  threshold a tax position must meet in connection with accounting for  uncertainties  in income tax position taken or expected to be taken by an entity  including  mutual  funds before being measured and  recognized in the financial  statements.  FIN 48 is effective for fiscal years  beginning  after  December 15, 2006. The Fund has adopted
     FIN 48 and there is no impact on the Fund's financial statements.

3.   Investment Advisory Fee and Other Transactions with Affiliates

     Investment Adviser: Under the Investment Advisory Agreement with the Trust,
     Aberdeen Asset Management, Inc. ("Aberdeen") manages the Fund in accordance with the policies and procedures established by the Trustees.

     For services  provided under the Investment  Advisory  Agreement,  Aberdeen receives an annual fee paid  monthly  based on average  daily net assets of the Fund according to the following schedule:

     --------------------- ------------------------ ------------------------
                                                          Investment
            Fund                  Assets                 Advisory Fee
     --------------------- ------------------------ ------------------------
       Aberdeen Small        up to $100 million             0.95%
         Cap Fund
                            $100 million or more            0.80%
     --------------------- ------------------------ ------------------------

     Aberdeen will solely be responsible for the organizational  expenses of the
     Trust. The organizational expenses are estimated to be $1,050,000.

     Fund  Administration:  Under the terms of a Fund  Administration,  Aberdeen provides various  administrative and accounting  services,  including daily valuation of the Fund's shares,  preparation of financial  statements,  tax returns,  and regulatory reports,  and presentation of quarterly reports to the Board of Trustees.  For fund  administration,  the Fund pays Aberdeen a combined annual fee based on the Trust's average daily net assets.

     Sub-Administrator, Transfer Agent and Fund Accountant: Aberdeen has entered into a Services  Agreement with Citi Fund Services Ohio, Inc.  ("Citi"),  a wholly owned subsidiary of Citibank,  N.A.,  whereby Citi provides transfer agent, dividend disbursement agent, and fund accounting services.  Aberdeen has also entered into a Sub-Administration Agreement with Citi whereby Citi will  assist  Aberdeen  in  providing  certain  of the  administration  and transfer agency  services for the Fund. For these  services,  Aberdeen pays
     Citi an annual fee based on the average  daily net assets of the  aggregate of all the Funds of the Trust that Citi is providing such services for.

     Distributor: The Trust and Foreside Fund Services, LLC, (the "Distributor")
     are parties to a  Distribution  Agreement (the  "Distribution  Agreement"),
     whereby  the  Distributor  acts as  principal  underwriter  for the Trust's shares.

     Distribution  Plan : The Trust has adopted a Distribution Plan (the "Plan")
     under Rule 12b-1 of the 1940 Act with respect to certain classes of shares.
     The Plan  permits  the Funds to  compensate  the  Funds'  distributor,  for expenses  associated with the  distribution of certain classes of shares of the Funds. Although actual distribution expenses may be more or less, under the Plan the Funds pay the distributor an annual fee in an amount that will not exceed the following amounts:

          o    0.25% of the  average  daily net assets of Class A shares of each applicable Fund (distribution or services fees);
          o    1.00% of the  average  daily  net  assets  of Class B and Class C shares for each applicable Fund (0.25% service fees);
          o    0.50% of the  average  daily net  assets of the Class R Shares of
               each   applicable   Fund   (0.25%  of  which  must  be  either  a
               distribution or service fee); and
          o    0.85% of the  average  daily  net  assets  of Class X and Class Y shares for each applicable Fund.

     The Adviser or an affiliate of the Adviser may pay additional  amounts from its own resources to dealers or other financial intermediaries,  for aid in
     distribution   or  for  aid  in   providing   administrative   services  to
     shareholders.

     Administrative Services Plan: Under the terms of an Administrative Services
     Plan, a Fund is permitted to enter into Servicing Agreements with servicing organizations, such as broker-dealers and financial institutions, who agree to provide certain  administrative  support services in connection with the
     Class A, Class D, Class R and  Institutional  Service  Class  shares of the
     Funds (as applicable).

                                   APPENDIX A

                                  DEBT RATINGS

                         STANDARD & POOR'S DEBT RATINGS

     A  Standard  & Poor's  corporate  or  municipal  debt  rating  is a current assessment  of the  creditworthiness  of an obligor  with  respect to a specific obligation.  This  assessment  may  take  into  consideration  obligors  such as guarantors, insurers, or lessees.

     The debt  rating  is not a  recommendation  to  purchase,  sell,  or hold a security,  inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished by the issuer or  obtained by  Standard & Poor's  from other  sources it  considers reliable.  Standard & Poor's  does not perform an audit in  connection  with any rating and may,  on  occasion,  rely on  unaudited  financial  information.  The ratings may be changed,  suspended,  or  withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

     The ratings are based, in varying degrees, on the following considerations:

     1.   Likelihood of default - capacity and  willingness of the obligor as to
          the  timely   payment  of  interest  and  repayment  of  principal  in
          accordance with the terms of the obligation.

     2.   Nature of and provisions of the obligation.

     3.   Protection  afforded by, and relative  position of, the  obligation in the event of bankruptcy,  reorganization,  or other  arrangement under the laws of bankruptcy and other laws affecting.

                                INVESTMENT GRADE

     AAA - Debt  rated  "AAA" has the  highest  rating  assigned  by  Standard &
Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA - Debt rated "AA" has a very strong  capacity to pay  interest and repay principal and differs from the highest rated issues only in small degree.

     A - Debt  rated  "A"  has a  strong  capacity  to pay  interest  and  repay principal  although it is somewhat more  susceptible  to the adverse  effects of changes in  circumstances  and  economic  conditions  than debt in higher  rated categories.

     BBB - Debt rated "BBB" is  regarded  as having an adequate  capacity to pay interest and repay principal.  Whereas it normally exhibits adequate  protection parameters,  adverse  economic  conditions  or changing  circumstances  are more likely to lead to a weakened  capacity to pay interest and repay  principal  for debt in this category than in higher rated categories.

                                SPECULATIVE GRADE

     Debt  rated  "BB",  "B",  "CCC",   "CC"  and  "C"  is  regarded  as  having
predominantly  speculative  characteristics  with  respect  to  capacity  to pay interest and repay principal. "BB" indicates the least degree of speculation and
"C" the highest.  While such debt will likely have some  quality and  protective characteristics,  these are  outweighed  by large  uncertainties  or major  risk exposures to adverse conditions.

     BB - Debt rated "BB" is less  vulnerable to default than other  speculative issues.  However,  it faces major ongoing  uncertainties  or exposure to adverse business,  financial,  or economic  conditions  which  could lead to  inadequate capacity to meet timely interest and principal payments.

     B - Debt rated "B" has a greater  vulnerability to default than obligations rated BB but currently has the capacity to meet interest  payments and principal repayments.  Adverse  business,  financial,  or economic  conditions will likely impair capacity or willingness to pay interest and repay principal.

     CCC - Debt rated "CCC" is currently vulnerable to default, and is dependent upon  favorable  business,  financial,  and economic  conditions  to meet timely payment  of  interest  and  repayment  of  principal.  In the  event of  adverse business,  financial,  or  economic  conditions,  it is not  likely  to have the capacity to pay interest and repay principal.

     CC  -  Debt  rated  "CC"  typically  is  currently  highly   vulnerable  to
nonpayment.

     C - Debt rated "C" signifies that a bankruptcy petition has been filed, but debt service payments are continued.

     D - Debt rated "D" is in payment  default.  The "D" rating category is used when interest  payments or principal  payments are not made on the date due even if the  applicable  grace  period  has not  expired,  unless  Standard  & Poor's believes  that such  payments  will be made  during such grade  period.  The "D"
rating  also  will be used  upon the  filing of a  bankruptcy  petition  if debt service payments are jeopardized.

                              MOODY'S LONG-TERM DEBT RATINGS

     Aaa - Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest  degree of investment  risk and are generally  referred to as
"gilt edged." Interest  payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change,  such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds  which are  rated Aa are  judged  to be of high  quality  by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds  because  margins of protection may not be as large as in Aaa securities or fluctuation of protective elements  may be of greater  amplitude  or there may be other  elements  present which make the long-term risk appear somewhat larger than in Aaa securities.

     A - Bonds which are rated A possess many  favorable  investment  attributes and are to be considered  as  upper-medium  grade  obligations.  Factors  giving security to principal and interest are considered adequate,  but elements may be present which suggest a susceptibility to impairment some time in the future.

     Baa - Bonds which are rated Baa are considered as medium-grade  obligations
(i.e., they are neither highly protected nor poorly secured).  Interest payments and principal  security appear  adequate for the present but certain  protective elements may be lacking or may be  characteristically  unreliable over any great length of time. Such bonds lack outstanding  investment  characteristics  and in fact have speculative characteristics as well.

     Ba - Bonds  which are rated Ba are  judged  to have  speculative  elements;
their future cannot be considered well-assured. Often the protection of interest and principal  payments may be very moderate,  and thereby not well  safeguarded during  both  good  and bad  times  over the  future.  Uncertainty  of  position characterizes bonds in this class.

     B - Bonds which are rated B generally lack characteristics of the desirable investment.  Assurance of interest and principal  payments or of  maintenance of other terms of the contract over any long period of time may be small.

     Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present  elements of danger with respect to principal or interest.

     Ca - Bonds which are rated Ca represent  obligations  which are speculative in a high  degree.  Such  issues  are  often in  default  or have  other  marked shortcomings.

     C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having  extremely  poor  prospects of ever attaining any real investment standing.

                            STATE AND MUNICIPAL NOTES

     Excerpts from Moody's  Investors  Service,  Inc.,  description of state and municipal note ratings:

     MIG-1- Notes bearing this  designation  are of the best  quality,  enjoying strong  protection from established cash flows of funds for their servicing from established and board-based access to the market for refinancing, or both.

     MIG-2- Notes bearing this designation are of high quality,  with margins of protection ample although not so large as in the preceding group.

     MIG-3- Notes bearing this  designation are of favorable  quality,  with all security elements accounted for but lacking the strength of the preceding grade.
Market  access  for  refinancing,  in  particular,  is  likely  to be less  well established.

                            FITCH, INC. BOND RATINGS

     Fitch  investment  grade  bond  ratings  provide  a guide to  investors  in determining the credit risk associated with a particular  security.  The ratings represent Fitch's  assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

     The rating  takes into  consideration  special  features of the issue,  its relationship  to other  obligations of the issuer,  the current and  prospective financial  condition and operating  performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

     Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

     Bonds  that  have  the  same  rating  are of  similar  but not  necessarily identical credit quality since the rating  categories do not fully reflect small differences in the degrees of credit risk.

     Fitch ratings are not  recommendations  to buy,  sell, or hold any security ratings do not comment on the adequacy of market price,  the  suitability of any security for a particular  investor,  or the tax-exempt  nature or taxability of payments made in respect of any security.

     Fitch  ratings  are  based on  information  obtained  from  issuers,  other obligors,  underwriters,  their experts,  and other sources Fitch believes to be reliable.  Fitch  does not  audit  or  verify  the  truth  or  accuracy  of such information.  Ratings may be changed,  suspended,  or  withdrawn  as a result of changes in, or the unavailability of, information or for other reasons.

     AAA  Bonds   considered   investment  grade  and  representing  the  lowest
expectation of credit risk. The obligor has an exceptionally strong capacity for timely payment of financial  commitments,  a capacity that is highly unlikely to be adversely affected by foreseeable events.

     AA Bonds considered to be investment grade and of very high credit quality.
This rating  indicates a very strong  capacity  for timely  payment of financial commitments,  a capacity that is not  significantly  vulnerable  to  foreseeable events.

     A Bonds  considered to be investment  grade and represent a low expectation of credit risk.  This rating  indicates a strong  capacity for timely payment of financial commitments.  This capacity may,  nevertheless,  be more vulnerable to changes in economic  conditions or circumstances than long term debt with higher ratings.

     BBB Bonds  considered  to be in the lowest  investment  grade and indicates that there is currently low  expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate,  but adverse changes in economic conditions and circumstances are more likely to impair this capacity.

     BB Bonds are considered speculative.  This rating indicates that there is a possibility  of credit risk  developing,  particularly  as the result of adverse economic changes over time; however,  business or financial  alternatives may be available to allow  financial  commitments to be met.  Securities  rated in this category are not investment grade.

     B Bonds are  considered  highly  speculative.  This rating  indicates  that significant  credit risk is  present,  but a limited  margin of safety  remains.
Financial  commitments are currently being met; however,  capacity for continued
payment  is  contingent  upon  a  sustained,  favorable  business  and  economic environment.

     CCC, CC Bonds are  considered a high default risk.  Default is a real and C possibility.  Capacity for meeting financial  commitments is solely reliant upon sustained,  favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" rating signal imminent default.

     DDD,  DD Bonds are in  default.  Such bonds are not  meeting  current and D
obligations  and  are  extremely  speculative.   "DDD"  designates  the  highest
potential for recovery of amounts outstanding on any securities involved and "D"
represents the lowest potential for recovery.

                               SHORT-TERM RATINGS

                   STANDARD & POOR'S COMMERCIAL PAPER RATINGS

     A Standard & Poor's commercial paper rating is a current  assessment of the likelihood  of timely  payment of debt  considered  short-term  in the  relevant market.

     Ratings  are graded into  several  categories,  ranging  from `A-1' for the highest  quality  obligations  to "D" for the lowest.  These  categories  are as follows:

     A-1 - This highest  category  indicates that the degree of safety regarding timely payment is strong.  Those issues  determined to possess  extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2 -  Capacity  for  timely  payment on issues  with this  designation  is satisfactory.  However,  the  relative  degree  of  safety is not as high as for issues designated "A-1".

     A-3 - Issues carrying this  designation  have adequate  capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

     B - Issues rated "B" are regarded as having only  speculative  capacity for timely payment.

     C - This rating is assigned to short-term  debt  obligations  with doubtful capacity for payment.

     D - Debt rated "D" is in payment  default.  The "D" rating category is used when interest payments or principal  payments are not made on the date due, even if the  applicable  grace  period  has not  expired,  unless  Standard  & Poor's believes that such payments will be made during such grade period.

                         STANDARD & POOR'S NOTE RATINGS

     An S&P note rating reflects the liquidity factors and  market-access  risks unique to notes.  Notes  maturing in three  years or less will likely  receive a note  rating.  Notes  maturing  beyond  three years will most  likely  receive a long-term debt rating.

     The following criteria will be used in making the assessment:

     1. Amortization  schedule - the larger the final maturity relative to other maturities, the more likely the issue is to be treated as a note.

     2.  Source of  payment - the more the issue  depends  on the market for its refinancing, the more likely it is to be considered a note.

     Note rating symbols and definitions are as follows:

     SP-1 - Strong capacity to pay principal and interest.  Issues determined to possess very strong  capacity to pay principal and interest are given a plus (+)
designation.

     SP-2 -  Satisfactory  capacity to pay  principal  and  interest,  with some vulnerability  to adverse  financial  and economic  changes over the term of the notes.

     SP-3 - Speculative capacity to pay principal and interest.

                           MOODY'S SHORT-TERM RATINGS

     Moody's  short-term  debt ratings are opinions on the ability of issuers to repay punctually  senior debt  obligations.  These  obligations have an original maturity not exceeding one year, unless  explicitly  noted.  Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

     Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term debt obligations.  Prime-1 repayment capacity will normally be evidenced by the following characteristics:  (I) leading market positions  in well  established  industries,  (II) high rates of return on funds employed, (III) conservative capitalization structures with moderate reliance on debt and ample asset  protection,  (IV) broad  margins in  earnings  coverage of fixed  financial  charges  and  high  internal  cash  generation,  and (V)  well established  access to a range of  financial  markets  and  assured  sources  of alternative liquidity.

     Issuers rated Prime-2 (or supporting  institutions)  have a strong capacity for  repayment  of  short-term  promissory  obligations.  This will  normally be evidenced by many of the  characteristics  cited above,  but to a lesser degree.
Earnings  trends and  coverage  ratios,  while  sound,  will be more  subject to variation. Capitalization characteristics,  while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Issuers  rated  Prime-3 (or  supporting  institutions)  have an  acceptable capacity  for  repayment of  short-term  promissory  obligations.  The effect of
industry   characteristics  and  market  composition  may  be  more  pronounced.
Variability in earnings and  profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.
Adequate alternate liquidity is maintained.

     Issuers  rated  Not  Prime  do not  fall  within  any of the  prime  rating categories.

                              MOODY'S NOTE RATINGS

     MIG 1/VMIG 1 - This  designation  denotes  best  quality.  There is present strong  protection by  established  cash flows,  superior  liquidity  support or demonstrated broad based access to the market for refinancing.

     MIG 2/VMIG 2 - This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

     MIG 3/VMIG 3 - This designation  denotes  favorable  quality.  All security elements are accounted for but there is lacking the  undeniable  strength of the preceding  grades.  Liquidity and cash flow  protection may be narrow and market access for refinancing is likely to be less well established.

     MIG  4/VMIG  4 - This  designation  denotes  adequate  quality.  Protection commonly regarded as required of an investment  security is present and although not distinctly or predominantly speculative, there is specific risk.

     SG - This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

                           FITCH'S SHORT-TERM RATINGS

     Fitch's  short-term  ratings apply to debt  obligations that are payable on demand or have original  maturities of up to three years,  including  commercial paper, certificates of deposit,  medium-term notes, and municipal and investment notes.

     The short-term  rating places greater  emphasis than a long-term  rating on the  existence of liquidity  necessary  to meet the  issuer's  obligations  in a timely manner.

     F-1+ - Exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1 - Very strong credit  quality.  Issues  assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

     F-2 - Good credit quality.  Issues assigned this rating have a satisfactory degree of assurance for timely  payment but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

                 APPENDIX B - PROXY VOTING GUIDELINES SUMMARIES

  ABERDEEN ASSET MANAGEMENT INC., ABERDEEN ASSET MANAGEMENT INVESTMENT SERVICES
               LIMITED AND ABERDEEN ASSET MANAGEMENT ASIA LIMITED

                                   SUMMARY OF
                             PROXY VOTING GUIDELINES

GENERAL

     The Board of Trustees of Aberdeen  Funds (the  "Funds")  has  approved  the delegation of the authority to vote proxies  relating to the securities  held in the portfolios of the Funds to each Fund's investment adviser or sub-adviser, as the case may be,  after the  Board  reviewed  and  considered  the proxy  voting policies and procedures used by each of the investment advisers and sub-advisers of the Funds, some of which advisers and sub-advisers use an independent service provider, as described below.

     Aberdeen's  goal  in  performing  this  service  is to  make  proxy  voting decisions:  (i) to vote or not to vote  proxies in a manner that serves the best economic  interests of the Fund;  and (ii) that avoid the influence of conflicts of  interest.  To  implement  this  goal,  Aberdeen  has  adopted  proxy  voting guidelines  (the "Proxy Voting  Guidelines") to assist it in making proxy voting decisions and in developing procedures for effecting those decisions.  The Proxy
Voting  Guidelines  are designed to ensure that where Aberdeen has the authority to vote proxies, all legal, fiduciary, and contractual obligations will be met.

     The Proxy Voting  Guidelines  address a wide variety of individual  topics,
including,  among  other  matters,   shareholder  voting  rights,  anti-takeover
defenses, board structures and the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals.

     The proxy voting records for the year ended June 30, 2008 of the Funds will be made available to  shareholders  on the Trust's website and the SEC's website before August 31, 2008.

HOW PROXIES ARE VOTED

     Aberdeen has delegated to Institutional  Shareholder  Services ("ISS"),  an
independent  service  provider,  the  administration  of proxy  voting  for Fund portfolio securities directly managed by Aberdeen.  ISS, a Delaware corporation, provides  proxy-voting  services  to many asset  managers on a global  basis.  A committee  of  Aberdeen  personnel  has  reviewed,  and will  continue to review annually,  the  relationship  with ISS and the quality and  effectiveness of the various services provided by ISS.

     Specifically,  ISS  assists  Aberdeen  in the proxy  voting  and  corporate governance  oversight  process by developing  and updating the "ISS Proxy Voting
Guidelines,"  which are incorporated  into the Proxy Voting  Guidelines,  and by providing research and analysis,  recommendations  regarding votes,  operational implementation, and recordkeeping and reporting services. Aberdeen's decision to retain ISS is based principally on the view that the services that ISS provides, subject  to  oversight  by  Aberdeen,  generally  will  result  in proxy  voting decisions  which serve the best  economic  interests  of Clients.  Aberdeen  has reviewed,  analyzed,  and  determined  that the ISS Proxy Voting  Guidelines are consistent  with the views of Aberdeen on the various types of proxy  proposals.
When the ISS Proxy Voting Guidelines do not cover a specific proxy issue and ISS does not  provide  a  recommendation:  (i) ISS will  notify  Aberdeen;  and (ii)
Aberdeen will use its best judgment in voting  proxies on behalf of the Clients.
A summary of the ISS Proxy Voting Guidelines is set forth below.

CONFLICTS OF INTEREST

     Aberdeen  does  not  engage  in  investment   banking,   administration  or
management of corporate  retirement  plans, or any other activity that is likely to create a potential  conflict of interest.  In addition,  because Fund proxies are voted by ISS pursuant to the  pre-determined  ISS Proxy  Voting  Guidelines,
Aberdeen  generally  does  not  make an  actual  determination  of how to vote a particular  proxy,  and,  therefore,  proxies voted on behalf of the Fund do not reflect any conflict of  interest.  Nevertheless,  the Proxy  Voting  Guidelines address the possibility of such a conflict of interest arising.

     The Proxy Voting  Guidelines  provide  that,  if a proxy  proposal  were to create a conflict  of  interest  between  the  interests  of a Fund and those of
Aberdeen (or between a Fund and those of any of Aberdeen's affiliates), then the proxy should be voted strictly in conformity with the  recommendation of ISS. To monitor  compliance  with this policy,  any proposed or actual  deviation from a recommendation  of ISS must be reported to the chief counsel for  Aberdeen.  The chief counsel for Aberdeen then will provide  guidance  concerning  the proposed deviation and whether a deviation  presents any potential  conflict of interest.
If Aberdeen then casts a proxy vote that  deviates  from an ISS  recommendation, the affected Fund (or other  appropriate  Fund authority) will be given a report of this deviation.

CIRCUMSTANCES UNDER WHICH PROXIES WILL NOT BE VOTED

     Aberdeen, through ISS, shall attempt to process every vote for all domestic and foreign  proxies  that they  receive;  however,  there may be cases in which
Aberdeen will not process a proxy because it is  impractical or too expensive to do so. For  example,  Aberdeen  will not  process a proxy in  connection  with a foreign  security if the cost of voting a foreign proxy outweighs the benefit of voting the  foreign  proxy,  when  Aberdeen  has not been given  enough  time to process the vote, or when a sell order for the foreign  security is  outstanding and proxy voting would impede the sale of the foreign security.  Also,  Aberdeen generally  will not seek to recall  the  securities  on loan for the  purpose of voting the securities unless Aberdeen  determines that the issue presented for a vote warrants recalling the security.

DELEGATION OF PROXY VOTING TO SUB-ADVISERS TO FUNDS

     For  any  Fund,  or  portion  of a  Fund  that  is  directly  managed  by a sub-adviser,  the Trustees of the Fund and Aberdeen have delegated  proxy voting authority to that  sub-adviser.  Each  sub-adviser has provided its proxy voting policies to the Board of Trustees of the Fund and Aberdeen for their  respective review and these proxy voting policies are described below.  Each sub-adviser is required (1) to represent  quarterly to Aberdeen that all proxies of the Fund(s)
advised by the sub-adviser were voted in accordance with the sub-adviser's proxy voting  policies as provided to Aberdeen and (2) to confirm that there have been no material changes to the sub-adviser's proxy voting policies.

2007 ISS Proxy Voting Guidelines Summary

The following is a concise summary of the ISS proxy voting policy guidelines for
2007.

1. Auditors

Vote  CASE-BY-CASE  on shareholder  proposals on auditor  rotation,  taking into account these factors:

     o    Tenure of the audit firm
     o    Establishment  and disclosure of a renewal process whereby the auditor is regularly evaluated for both audit quality and competitive price
     o    Length of the rotation period  advocated in the proposal
     o    Significant audit-related issues
     o    Number of audit committee meetings held each year
     o    Number of financial experts serving on the committee

2. Board of Directors

Voting on Director Nominees in Uncontested Elections

Generally, vote CASE-BY-CASE.  But WITHHOLD votes from:

     o    Insiders  and  affiliated  outsiders  on boards  that are not at least majority independent
     o    Directors who sit on more than six boards,  or on more than two public boards in addition to their own if they are CEOs of public companies
     o    Directors who adopt a poison pill without  shareholder  approval since the company's  last annual  meeting and there is no requirement to put the pill to shareholder vote within 12 months of its adoption
     o    Directors  who serve on the  compensation  committee  when  there is a
          negative   correlation   between  chief   executive  pay  and  company
          performance (fiscal year end basis)
     o    Directors who have failed to address the issue(s) that resulted in any of the directors  receiving  more than 50% withhold votes out of those cast at the previous board election

Classification/Declassification of the Board

Vote AGAINST proposals to classify the board.
Vote FOR  proposals  to repeal  classified  boards  and to elect  all  directors annually.

Independent Chairman (Separate Chairman/CEO)

Vote FOR  shareholder  proposals  asking that the chairman and CEO  positions be separated (independent chairman), unless the company has a strong countervailing governance structure,  including a lead director,  two-thirds independent board,
all  independent  key  committees,   and  established   governance   guidelines.
Additionally, the company should not have underperformed its peers.

Majority of Independent Directors/Establishment of Committees

Vote FOR  shareholder  proposals  asking that a majority or more of directors be independent  unless the board  composition  already meets the ISS  definition of independence.

Open Access (shareholder resolution)

Vote CASE-BY-CASE basis, taking into account the ownership threshold proposed in the resolution and the proponent's rationale.

3. Shareholder Rights

Shareholder Ability to Act by Written Consent

Vote  AGAINST  proposals  to restrict or  prohibit  shareholder  ability to take action by written consent.
Vote FOR  proposals  to allow  or make  easier  shareholder  action  by  written consent.

Shareholder Ability to Call Special Meetings

Vote  AGAINST  proposals  to restrict or  prohibit  shareholder  ability to call special meetings.
Vote FOR proposals that remove  restrictions on the right of shareholders to act independently of management.

Supermajority Vote Requirements

Vote AGAINST proposals to require a supermajority shareholder vote.
Vote FOR proposals to lower supermajority vote requirements.

Cumulative Voting

Vote AGAINST proposals to eliminate cumulative voting.
Vote proposals to restore or permit  cumulative  voting on a CASE-BY-CASE  basis relative to the company's other governance provisions.

Confidential Voting

Vote FOR shareholder  proposals  requesting that corporations adopt confidential voting,  use  independent  vote  tabulators  and use  independent  inspectors of election.  In proxy  contests,  support  confidential  voting  proposals only if dissidents agree to the same policy that applies to management.

4. Proxy Contests

Voting for Director Nominees in Contested Elections

Votes in a contested  election of directors  must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's  track record,  qualifications  of director nominees (both slates), and an evaluation of what each side is offering shareholders.

Reimbursing Proxy Solicitation Expenses

Vote  CASE-BY-CASE.  Where ISS  recommends in favor of the  dissidents,  we also recommend voting for reimbursing proxy solicitation expenses.

5. Poison Pills

Vote FOR shareholder  proposals that ask a company to submit its poison pill for shareholder  ratification.  Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's  poison pill and  management  proposals to ratify a poison pill.

6. Mergers and Corporate Restructurings

Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness  opinion,  pricing,  strategic  rationale,  and the  negotiating process.

7. Reincorporation Proposals

Proposals to change a company's state of incorporation  should be evaluated on a
CASE-BY-CASE  basis,  giving  consideration  to  both  financial  and  corporate governance concerns, including the reasons for reincorporating,  a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation  when the  economic  factors  outweigh  any  neutral or negative governance changes.

8. Capital Structure

Common Stock Authorization

Votes on proposals  to increase the number of shares of common stock  authorized for issuance are determined on a CASE-BY-CASE  basis using a model  developed by
ISS. Vote AGAINST proposals at companies with dual-class  capital  structures to increase the number of authorized shares of the class of stock that has superior voting  rights.  Vote FOR  proposals to approve  increases  beyond the allowable increase  when a  company's  shares  are in  danger  of being  delisted  or if a company's ability to continue to operate as a going concern is uncertain.

Dual-class Stock

Vote  AGAINST  proposals  to create a new class of common  stock  with  superior voting rights.
Vote FOR proposals to create a new class of nonvoting or subvoting  common stock if:

     o    It is intended for  financing  purposes with minimal or no dilution to current shareholders
     o    It is not  designed  to  preserve  the  voting  power of an insider or significant shareholder

9. Executive and Director Compensation

ISS applies a quantitative methodology, but for Russell 3000 companies will also apply a  pay-for-performance  overlay  in  assessing  equity-based  compensation plans.

Vote AGAINST a plan if the cost exceeds the allowable cap.
Vote FOR a plan if the cost is  reasonable  (below  the cap)  unless  any of the following conditions apply:

     o    The plan expressly  permits  repricing of underwater  options  without shareholder approval; or
     o    There is a  disconnect  between  the  CEO's  pay and  performance  (an increase  in pay and a decrease in  performance),  the main source for the pay increase is equity-based, and the CEO participates in the plan being voted on; or
     o    The company's most recent  three-year burn rate is excessive and is an outlier within its peer group.

A company  that has  triggered  the burn rate  policy may avoid an AGAINST  vote recommendation,  if it commits to meet the  industry  average burn rate over the next three years.  The above general voting  guidelines for pay for  performance may  change if the  compensation  committee  members  can  demonstrate  improved performance  in an  additional  public  filing  such  as a DEFA  14A  or 8K.  To demonstrate improved performance, committee members should review all components of a CEO's  compensation  and prepare a tally sheet with  dollar  amounts  under various payout  scenarios.  The committee should also have the sole authority to hire and fire outside compensation consultants.

Director Compensation

     Before  recommending a vote FOR a director equity plan, ISS will review the company's proxy statement for the following qualitative features:

     o    Stock  ownership  guidelines (a minimum of three times the annual cash retainer)
     o    Vesting schedule or mandatory holding/deferral period (minimum vesting of three years for stock options or restricted stock)
     o    Balanced mix between cash and equity
     o    Non-employee     directors     should    not    receive     retirement
          benefits/perquisites
     o    Detailed disclosure of cash and equity compensation for each director

Management Proposals Seeking Approval to Reprice Options

Votes on management  proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

     o    Historic trading patterns
     o    Rationale for the repricing
     o    Value-for-value exchange
     o    Option vesting
     o    Term of the option
     o    Exercise price
     o    Participation
     o    Treatment of surrendered options

Qualified Employee Stock Purchase Plans

Vote on qualified employee stock purchase plans on a CASE-BY-CASE basis.
Vote FOR  qualified  employee  stock  purchase  plans where all of the following apply:

     o    Purchase price is at least 85 percent of fair market value,
     o    Offering period is 27 months or less, and
     o    Potential voting power dilution (VPD) is 10 percent or less.

Vote AGAINST  qualified  employee stock purchase plans where any of the opposite conditions occur.

Nonqualified Employee Stock Purchase Plans

Vote on nonqualified employee stock purchase plans on a CASE-BY-CASE basis.
Vote FOR nonqualified plans with all the following features:

     o    Broad-based participation
     o    Limits on employee contribution (a fixed dollar amount or a percentage of base salary)
     o    Company   matching   contribution  up  to  25  percent  of  employee's
          contribution,  which is  effectively  a discount  of 20  percent  from market value
     o    No discount on the stock price on the date of purchase  since there is a company matching contribution

Vote AGAINST nonqualified  employee stock purchase plans if they do not meet the above criteria.

                             NORTHPOINTE CAPITAL LLC

                                   SUMMARY OF

                             PROXY VOTING GUIDELINES

GENERAL

     NorthPointe Capital LLC  ("NorthPointe"),  is an investment adviser that is registered with the U.S. Securities and Exchange Commission (the "SEC") pursuant to the  Investment  Advisers  Act of 1940,  as  amended  (the  "Advisers  Act").
NorthPointe  currently provides investment advisory services to various types of clients, including registered and unregistered investment companies,  collective trusts, institutional separate accounts, insurance general accounts,  charitable endowments,  Taft-Hartley Act plans, ERISA plans, state-sponsored funds, managed separate accounts, and individuals  (hereinafter referred to collectively as the
"Clients").

     Voting proxies that are received in connection  with  underlying  portfolio securities held by Clients is an important  element of the portfolio  management services that NorthPointe performs for Clients. NorthPointe's goal in performing this  service  is to make  proxy  voting  decisions:  (i) to vote or not to vote proxies in a manner that serves the best economic interests of Clients; and (ii)
that avoid the  influence  of conflicts  of  interest.  To implement  this goal,
NorthPointe has adopted proxy voting guidelines (the "Proxy Voting  Guidelines")
to assist it in making proxy voting  decisions and in developing  procedures for effecting those  decisions.  The Proxy Voting  Guidelines are designed to ensure that where NorthPointe has the authority to vote proxies, all legal,  fiduciary, and contractual obligations will be met.

     The Proxy Voting  Guidelines  address a wide variety of individual  topics,
including,  among  other  matters,   shareholder  voting  rights,  anti-takeover
defenses, board structures and the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals.

HOW PROXIES ARE VOTED

     NorthPointe has delegated to Institutional Shareholder Services ("ISS"), an independent  service  provider,  the  administration  of proxy voting for Client
portfolio   securities   directly  managed  by  NorthPointe.   ISS,  a  Delaware
corporation,  provides  proxy-voting services to many asset managers on a global basis.

     Specifically,  ISS assists  NorthPointe  in the proxy voting and  corporate governance  oversight  process by developing  and updating the "ISS Proxy Voting
Guidelines,"  which are incorporated  into the Proxy Voting  Guidelines,  and by providing research and analysis,  recommendations  regarding votes,  operational implementation, and recordkeeping and reporting services. NorthPointe's decision to  retain  ISS is based  principally  on the view  that the  services  that ISS provides,  subject to oversight by  NorthPointe,  generally will result in proxy voting decisions which serve the best economic interests of Clients. NorthPointe has reviewed,  analyzed, and determined that the ISS Proxy Voting Guidelines are consistent  with  the  views  of  NorthPointe  on the  various  types  of  proxy proposals.  When the ISS Proxy Voting  Guidelines do not cover a specific  proxy
issue  and  ISS  does  not  provide  a  recommendation:   (i)  ISS  will  notify
NorthPointe;  and (ii)  NorthPointe will use its best judgment in voting proxies on behalf of the Clients.  A summary of the ISS Proxy Voting  Guidelines  is set forth below.

CONFLICTS OF INTEREST

     NorthPointe  does not  engage  in  investment  banking,  administration  or management of corporate  retirement  plans, or any other activity that is likely to create a potential conflict of interest. In addition,  because Client proxies are voted by ISS pursuant to the  pre-determined  ISS Proxy  Voting  Guidelines,
NorthPointe  generally  does not make an actual  determination  of how to vote a particular  proxy,  and,  therefore,  proxies  voted on behalf of Clients do not reflect any conflict of  interest.  Nevertheless,  the Proxy  Voting  Guidelines address the possibility of such a conflict of interest arising.

     The Proxy Voting  Guidelines  provide  that,  if a proxy  proposal  were to create a conflict of interest  between  the  interests  of a Client and those of
NorthPointe (or between a Client and those of any of  NorthPointe's  affiliates, including  Nationwide  Fund  Distributors  LLC and  Nationwide),  then the proxy should be voted  strictly  in  conformity  with the  recommendation  of ISS.  To monitor  compliance  with this policy,  any proposed or actual  deviation from a recommendation of ISS must be reported to the chief counsel for NorthPointe. The chief counsel for NorthPointe then will provide guidance concerning the proposed deviation and whether a deviation  presents any potential  conflict of interest.
If NorthPointe then casts a proxy vote that deviates from an ISS recommendation, the affected  Client (or other  appropriate  Client  authority)  will be given a report of this deviation.

CIRCUMSTANCES UNDER WHICH PROXIES WILL NOT BE VOTED

     NorthPointe,  through  ISS,  shall  attempt to  process  every vote for all domestic and foreign  proxies that it receives;  however,  there may be cases in which  NorthPointe  will not process a proxy  because it is  impractical  or too expensive  to do so.  For  example,  NorthPointe  will  not  process  a proxy in connection  with a  foreign  security  if the  cost of  voting a  foreign  proxy outweighs the benefit of voting the foreign proxy, when NorthPointe has not been given  enough  time to process  the vote,  or when a sell order for the  foreign security is  outstanding  and proxy  voting would impede the sale of the foreign security.  Also, NorthPointe generally will not seek to recall the securities on loan for the purpose of voting the securities.

2007 ISS Proxy Voting Guidelines Summary

The following is a concise summary of the ISS proxy voting policy guidelines for
2007.

1. Auditors

Vote  CASE-BY-CASE  on shareholder  proposals on auditor  rotation,  taking into account these factors:

     o    Tenure of the audit firm
     o    Establishment  and disclosure of a renewal process whereby the auditor is regularly evaluated for both audit quality and competitive price
     o    Length of the rotation period advocated in the proposal
     o    Significant audit-related issues
     o    Number of audit committee meetings held each year
     o    Number of financial experts serving on the committee

2. Board of Directors

Voting on Director Nominees in Uncontested Elections

Generally, vote CASE-BY-CASE. But WITHHOLD votes from:

     o    Insiders  and  affiliated  outsiders  on boards  that are not at least majority independent
     o    Directors who sit on more than six boards,  or on more than two public boards in addition to their own if they are CEOs of public companies
     o    Directors who adopt a poison pill without  shareholder  approval since the company's  last annual  meeting and there is no requirement to put the pill to shareholder vote within 12 months of its adoption
     o    Directors  who serve on the  compensation  committee  when  there is a
          negative   correlation   between  chief   executive  pay  and  company
          performance (fiscal year end basis)
     o    Directors who have failed to address the issue(s) that resulted in any of the directors  receiving  more than 50% withhold votes out of those cast at the previous board election

Classification/Declassification of the Board

Vote AGAINST proposals to classify the board.
Vote FOR  proposals  to repeal  classified  boards  and to elect  all  directors annually.

Independent Chairman (Separate Chairman/CEO)

Vote FOR  shareholder  proposals  asking that the chairman and CEO  positions be separated (independent chairman), unless the company has a strong countervailing governance structure,  including a lead director,  two-thirds independent board,
all  independent  key  committees,   and  established   governance   guidelines.
Additionally, the company should not have underperformed its peers.

Majority of Independent Directors/Establishment of Committees

Vote FOR  shareholder  proposals  asking that a majority or more of directors be independent  unless the board  composition  already meets the ISS  definition of independence.

Open Access (shareholder resolution)

Vote CASE-BY-CASE basis, taking into account the ownership threshold proposed in the resolution and the proponent's rationale.

3. Shareholder Rights

Shareholder Ability to Act by Written Consent

Vote  AGAINST  proposals  to restrict or  prohibit  shareholder  ability to take action by written consent.
Vote FOR proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Call Special Meetings

Vote  AGAINST  proposals  to restrict or  prohibit  shareholder  ability to call special meetings.
Vote FOR proposals that remove  restrictions on the right of shareholders to act independently of management.

Supermajority Vote Requirements

Vote AGAINST proposals to require a supermajority shareholder vote.
Vote FOR proposals to lower supermajority vote requirements.

Cumulative Voting

Vote AGAINST proposals to eliminate cumulative voting.
Vote proposals to restore or permit  cumulative  voting on a CASE-BY-CASE  basis relative to the company's other governance provisions.

Confidential Voting

Vote FOR shareholder  proposals  requesting that corporations adopt confidential voting,  use  independent  vote  tabulators  and use  independent  inspectors of election.  In proxy  contests,  support  confidential  voting  proposals only if dissidents agree to the same policy that applies to management.

4. Proxy Contests

Voting for Director Nominees in Contested Elections

Votes in a contested  election of directors  must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's  track record,  qualifications  of director nominees (both slates), and an evaluation of what each side is offering shareholders.

Reimbursing Proxy Solicitation Expenses

Vote  CASE-BY-CASE.  Where ISS  recommends in favor of the  dissidents,  we also recommend voting for reimbursing proxy solicitation expenses.

5. Poison Pills

Vote FOR shareholder  proposals that ask a company to submit its poison pill for shareholder  ratification.  Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's  poison pill and  management  proposals to ratify a poison pill.

6. Mergers and Corporate Restructurings

Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness  opinion,  pricing,  strategic  rationale,  and the  negotiating process.

7.       Reincorporation Proposals

Proposals to change a company's state of incorporation  should be evaluated on a
CASE-BY-CASE  basis,  giving  consideration  to  both  financial  and  corporate governance concerns, including the reasons for reincorporating,  a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation  when the  economic  factors  outweigh  any  neutral or negative governance changes.

8. Capital Structure

Common Stock Authorization

Votes on proposals  to increase the number of shares of common stock  authorized for issuance are determined on a CASE-BY-CASE  basis using a model  developed by
ISS. Vote AGAINST proposals at companies with dual-class  capital  structures to increase the number of authorized shares of the class of stock that has superior voting  rights.  Vote FOR  proposals to approve  increases  beyond the allowable increase  when a  company's  shares  are in  danger  of being  delisted  or if a company's ability to continue to operate as a going concern is uncertain.

Dual-class Stock

Vote  AGAINST  proposals  to create a new class of common  stock  with  superior voting rights.
Vote FOR proposals to create a new class of nonvoting or subvoting  common stock if:

     o    It is intended for  financing  purposes with minimal or no dilution to current shareholders
     o    It is not  designed  to  preserve  the  voting  power of an insider or significant shareholder

9. Executive and Director Compensation

ISS applies a quantitative methodology, but for Russell 3000 companies will also apply a  pay-for-performance  overlay  in  assessing  equity-based  compensation plans.

Vote AGAINST a plan if the cost exceeds the allowable cap.
Vote FOR a plan if the cost is  reasonable  (below  the cap)  unless  any of the following conditions apply:

     o    The plan expressly  permits  repricing of underwater  options  without shareholder approval; or
     o    There is a  disconnect  between  the  CEO's  pay and  performance  (an increase  in pay and a decrease in  performance),  the main source for the pay increase is equity-based, and the CEO participates in the plan being voted on; or
     o    The company's most recent  three-year burn rate is excessive and is an outlier within its peer group.

A company  that has  triggered  the burn rate  policy may avoid an AGAINST  vote recommendation,  if it commits to meet the  industry  average burn rate over the next three years.  The above general voting  guidelines for pay for  performance may  change if the  compensation  committee  members  can  demonstrate  improved performance  in an  additional  public  filing  such  as a DEFA  14A  or 8K.  To demonstrate improved performance, committee members should review all components of a CEO's  compensation  and prepare a tally sheet with  dollar  amounts  under various payout  scenarios.  The committee should also have the sole authority to hire and fire outside compensation consultants.

Director Compensation

Before  recommending  a vote FOR a director  equity  plan,  ISS will  review the company's proxy statement for the following qualitative features:

     o    Stock  ownership  guidelines (a minimum of three times the annual cash retainer)
     o    Vesting schedule or mandatory holding/deferral period (minimum vesting of three years for stock options or restricted stock)
     o    Balanced mix between cash and equity
     o    Non-employee     directors     should    not    receive     retirement
          benefits/perquisites
     o    Detailed disclosure of cash and equity compensation for each director

Management Proposals Seeking Approval to Reprice Options

Votes on management  proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

     o    Historic trading patterns
     o    Rationale for the repricing
     o    Value-for-value exchange
     o    Option vesting
     o    Term of the option
     o    Exercise price
     o    Participation
     o    Treatment of surrendered options

Qualified Employee Stock Purchase Plans

Vote on qualified employee stock purchase plans on a CASE-BY-CASE basis.
Vote FOR  qualified  employee  stock  purchase  plans where all of the following apply:

     o    Purchase price is at least 85 percent of fair market value
     o    Offering period is 27 months or less, and
     o    Potential voting power dilution (VPD) is 10 percent or less.

Vote AGAINST  qualified  employee stock purchase plans where any of the opposite conditions occur.

Nonqualified Employee Stock Purchase Plans

Vote on nonqualified employee stock purchase plans on a CASE-BY-CASE basis.
Vote FOR nonqualified plans with all the following features:

     o    Broad-based participation
     o    Limits on employee contribution (a fixed dollar amount or a percentage of base salary)
     o    Company   matching   contribution  up  to  25  percent  of  employee's
          contribution,  which is  effectively  a discount  of 20  percent  from market value
     o    No discount on the stock price on the date of purchase  since there is a company matching contribution

Vote AGAINST nonqualified  employee stock purchase plans if they do not meet the above criteria.

Shareholder Proposals on Compensation

Generally vote CASE-BY-CASE,  taking into account company performance, pay level versus peers, pay level versus industry,  and long term corporate  outlook.  But generally vote FOR shareholder proposals that:

     o    Advocate   the  use  of   performance-based   awards   like   indexed,
          premium-priced,  and  performance-vested  options or performance-based shares,  unless the  proposal  is overly  restrictive  or the  company already substantially uses such awards.
     o    Call for a shareholder  vote on  extraordinary  benefits  contained in
          Supplemental Executive Retirement Plans (SERPs).

10.      Social and Environmental Issues

These issues cover a wide range of topics, including consumer and public safety, environment  and energy,  general  corporate  issues,  labor standards and human rights, military business, and workplace diversity.

In general,  vote  CASE-BY-CASE.  While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations  focuses on how the proposal will enhance the economic value of the company.

Vote:

     o    FOR  proposals   for  the  company  to  amend  its  Equal   Employment
          Opportunity   (EEO)   Statement   to  include   reference   to  sexual
          orientation, unless the change would result in excessive costs for the company.
     o    AGAINST  resolutions  asking for the adopting of voluntary labeling of ingredients or asking for companies to label until a phase out of such ingredients has been completed.

CASE-BY-CASE  on  proposals  calling  for  companies  to  report  on  the  risks associated with  outsourcing,  with  consideration  of the risks associated with certain international markets, the utility of such a report to shareholders, and the existence of a publicly  available code of corporate conduct that applies to international operations.

                            GARTMORE GLOBAL PARTNERS

                       SUMMARY OF PROXY VOTING GUIDELINES

The corporate governance policy of Gartmore Global Partners (GGP) is intended to give our clients a voice in the  companies in which they  invest.  That voice is being heard when GGP casts its clients' votes at company meetings. This document only summarizes GGP's position and for a fuller understanding  reference must be made to GGP's full corporate governance statement.

Corporate Governance

Corporate Governance  establishes the appropriate corporate structure for wealth creation in the interests of shareholders.  Policy needs to be applied flexibly, pragmatically  and  appropriately to the  circumstances of the company.  We take into account the corporate cultures of different  countries but aim to apply the same principles.

GGP Position

Voting  rights  are  part  of  the  value  of  an  investment  and  to  be  used constructively in our clients' best interest. We aim to vote at General Meetings of companies in which we invest but recognize the practical  difficulties  which may prevent  this in some  markets.  We support  good  practice in business  and endorse the OECD  Principles of Corporate  Governance as part of the development of codes of best practice for individual markets.

Voting Guidelines

     o    Shareholder rights - should be protected.  Shareholders should be able to participate in general meetings in proportion to their ownership of the company.
     o    Capital issue and repurchase should be on equal terms to all holders.
     o    Decisions on take-over  bids are based on the  long-term  interests of our  clients.  Anti-takeover  devices  should  not be used  to  shield management from accountability.
     o    Board   Structure   -   there   should   be   sufficient   independent
          non-executives to balance executive management.
     o    Chairman and Chief  Executive - these  significantly  different  roles should be separated to prevent undue concentration of power within the company.
     o    Board Committees - strong audit and remuneration  committees  composed principally of independent  non-executive  directors should be used to resolve conflicts of interest between executives and the company.
     o    Service  contracts  - should  not be of  excessive  length  or used to shield executives who do not perform.
     o    Re-election  -  all   directors   should  be  required  to  stand  for
          re-election at regular intervals, at least every 3 years.
     o    Incentive schemes - share based remuneration schemes should be subject to shareholder  approval.  We favor schemes which include  challenging performance criteria.

GGP Procedures

We have a specialist  corporate  governance  function which is  responsible  for developing  and  executing  policy on behalf of our  clients.  It is headed by a senior  executive  with long  experience  in  investment.  The fund  manager  or research  analyst with  responsibility  for our investment in a company  reviews resolutions,  casts a critical eye over  governance,  identifies and is actively involved in formulating our response to controversial issues. Where required GGP will take necessary  steps to retain proxy voting records for the period of time as specified by regulations.

Conflicts of Interest

GGP  recognizes  that  circumstances  can  occur  where it faces  an  actual  or perceived  material  conflict  of  interest  in  effecting  the policy of voting proxies.  Some of these  potential  conflicts of interest  include,  but are not limited to:

     o    where  GGP (or an  affiliate)  manages  assets,  administers  employee benefit  plans,  or provides other  financial  services or products to companies whose  management is soliciting  proxies and failure to vote proxies in favor of the  management of such a company may harm our (or an affiliate's) relationship with the company
     o    where GGP (or an affiliate) may have a business relationship, not with the company,  but with a proponent  of a proxy  proposal and where GGP
          (or an affiliate) may manage assets for the proponent
     o    where  GGP (or an  affiliate)  or any  members  of its  staff may have
          personal  or  business   relationships   with  participants  in  proxy
          contests,    corporate   directors   or   candidates   for   corporate
          directorships,  or where GGP (or an  affiliate)  or any  member of its staff may have a personal  interest  in the  outcome  of a  particular matter before shareholders.  Where such conflicts arise,  arrangements will be made to  ensure  that  decisions  are  taken in the  long-term interests of clients as a whole. These arrangements may include:

          o    referring  decisions to a senior manager unconnected with the day to day management of the fund concerned
          o    using the advice of an outside body
          o    approaching clients directly.

In order to avoid even the appearance of impropriety,  in the event that GGP (or an affiliate) manages assets for a company, its pension plan, or related entity,
GGP will not take into  consideration this relationship and will vote proxies in that company solely in the best interest of all of our clients.

                             SECURITY INVESTORS, LLC

                   SUMMARY OF PROXY VOTING GUIDELINES SUMMARY

     The  following is a summary of certain of the ISS Proxy Voting  Guidelines, which form the  substantive  basis of the  Security  Investors,  LLC's Policy on
Proxy Voting  ("Policy") with respect to public equity  investments.  Unlike the abbreviated  nature of this  summary,  the  actual ISS Proxy  Voting  Guidelines address  additional  voting  matters and provide more  discussion  regarding the factors that may determine ISS's position on a matter.  Security Investors,  LLC may diverge  from the ISS  guidelines  and a related ISS  recommendation  on any particular proxy vote or in connection with any individual investment decision.

1. Auditors

Vote FOR proposals to ratify auditors, unless any of the following apply:

     o    An  auditor  has a  financial  interest  in or  association  with  the company, and is therefore not independent,
     o    Fees for non-audit services are excessive, or
     o    There is reason to believe that the  independent  auditor has rendered an opinion which is neither  accurate nor  indicative of the company's financial position.

2. Board of Directors

a.   Voting on Director Nominees in Uncontested Elections

Votes on director  nominees should be made on a CASE-BY-CASE  basis,  examining, among other  factors,  the following  factors:  composition of the board and key board committees,  attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance relative to a market index, and whether the chairman is also serving as a CEO.

b.   Classification/Declassification of the Board

Vote AGAINST proposals to classify the board.
Vote FOR  proposals  to repeal  classified  boards  and to elect  all  directors annually.

c.   Independent Chairman (Separate Chairman/CEO)

Generally vote FOR shareholder  proposals  requiring the position of chairman to be filled by an  independent  director  unless there are  compelling  reasons to recommend against the proposal.

d. Majority of Independent Directors/Establishment of Committees

Vote FOR  shareholder  proposals  asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by
ISS's definition of independence.

Vote FOR shareholder  proposals  asking that board audit,  compensation,  and/or nominating  committees be composed exclusively of independent  directors if they currently do not meet that standard.

3.   Shareholder Rights

a.   Shareholder Ability to Act by Written Consent

Vote  AGAINST  proposals  to restrict or  prohibit  shareholder  ability to take action by written consent.
Vote FOR  proposals  to allow  or make  easier  shareholder  action  by  written consent.

b.   Shareholder Ability to Call Special Meetings

Vote  AGAINST  proposals  to restrict or  prohibit  shareholder  ability to call special meetings.
Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

c.   Supermajority Vote Requirements

Vote AGAINST proposals to require a supermajority shareholder vote.
Vote FOR proposals to lower supermajority vote requirements.

d.   Cumulative Voting

Vote AGAINST proposals to eliminate cumulative voting.
Generally vote FOR proposals to restore or permit cumulative voting.

e.   Confidential Voting

Vote FOR shareholder  proposals  requesting that corporations adopt confidential voting,  use  independent  vote  tabulators  and use  independent  inspectors of election,  as long as the proposal  includes a provision  for proxy  contests as follows: In the case of a contested election,  management should be permitted to request that the dissident group honor its  confidential  voting policy.  If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

Vote FOR management proposals to adopt confidential voting.

4.   Proxy Contests

a.   Voting for Director Nominees in Contested Elections

Votes in a contested  election of directors  must be evaluated on a CASE-BY-CASE basis,  considering  the factors  that  include,  among  others,  the  long-term financial  performance,  management's  track record,  qualifications of director nominees  (both  slates),  and an  evaluation  of what  each  side  is  offering shareholders.

b.   Reimbursing Proxy Solicitation Expenses

Vote  CASE-BY-CASE.  Where ISS recommends in favor of the  dissidents,  ISS also recommends voting for reimbursing proxy solicitation expenses.

5.   Poison Pills

Vote FOR  shareholder  proposals that ask a company to submit its poison pill to shareholder vote or redeem it.

6.   Mergers and Acquisitions

Vote  CASE-BY-CASE  on mergers and  acquisitions  based on such features,  among others, as the fairness opinion, pricing, prospects of the combined company, and the negotiating process.

7.   Reincorporation Proposals

Proposals to change a company's state of incorporation  should be evaluated on a
CASE-BY-CASE  basis,  giving  consideration  to  both  financial  and  corporate governance concerns, including the reasons for reincorporating,  a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation  when the  economic  factors  outweigh  any  neutral or negative governance changes.

8.   Capital Structure

a.   Common Stock Authorization

Votes on proposals  to increase the number of shares of common stock  authorized for issuance are determined on a CASE-BY-CASE  basis using a model  developed by
ISS.

Vote AGAINST  proposals at  companies  with  dual-class  capital  structures  to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to approve  increases  beyond the  allowable  increase when a company's  shares are in danger of being de-listed or if a company's  ability to continue to operate as a going concern is uncertain.

b.   Dual-class Stock

Vote  AGAINST  proposals  to create a new class of common  stock  with  superior voting rights.

Vote FOR  proposals to create a new class of  non-voting  or  sub-voting  common stock if:

     o    It is intended for  financing  purposes with minimal or no dilution to current shareholders
     o    It is not  designed  to  preserve  the  voting  power of an insider or significant shareholder

9. Executive and Director Compensation

Votes with respect to equity based  compensation plans should be determined on a
CASE-BY-CASE  basis.  The  ISS  methodology  for  reviewing  compensation  plans primarily focuses on the transfer of shareholder  wealth (the dollar cost of pay plans to  shareholders  instead of simply  focusing on voting  power  dilution).
Using the expanded compensation data disclosed under the Securities and Exchange
Commission's  rules,  ISS will value every award type.  ISS will  include in its analyses an  estimated  dollar  cost for the  proposed  plan and all  continuing plans. This cost, dilution to shareholders'  equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered along with dilution to voting power.  Once ISS  determines the estimated cost of the plan, ISS compares it to a company-specific dilution cap.

Vote AGAINST equity plans that explicitly  permit  repricing of underwater stock options without shareholder approval.

a. Management Proposals Seeking Approval to Reprice Options

Votes on management  proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

     o    Historic trading patterns
     o    Rationale for the repricing
     o    Value-for-value exchange
     o    Option vesting
     o    Term of the option
     o    Exercise price
     o    Participation

b. Employee Stock Purchase Plans

Votes on employee  stock  purchase  plans should be determined on a CASE-BY-CASE basis.

Vote FOR employee stock purchase plans where all of the following apply:

o        Purchase price is at least 85 percent of fair market value;
o        Offering period is 27 months or less; and
o        Potential voting power dilution is ten percent or less.

Vote AGAINST employee stock purchase plans where any of the opposite  conditions obtain.

c.   Shareholder Proposals on Compensation

Generally,  vote FOR  shareholder  proposals  seeking  additional  disclosure of executive and director pay information  and shareholder  proposals to put option repricings to a shareholder vote. Vote AGAINST shareholder  proposals seeking to set absolute levels on  compensation or otherwise  dictate the amount or form of compensation.

Vote on a  CASE-BY-CASE  basis for all  other  shareholder  proposals  regarding executive and director pay, taking into account company  performance,  pay level versus peers, pay level versus industry, and long-term corporate outlook.

10. Social and Environmental Issues

These issues cover a wide range of topics, including consumer and public safety, environment  and energy,  general  corporate  issues,  labor standards and human rights, military business, and workplace diversity.

Generally, ISS votes CASE-BY-CASE on such proposals.  However, there are certain specific  topics where ISS  generally  votes FOR the proposal  (e.g.,  proposals seeking a report  on a  company's  animal  welfare  standards)  or  AGAINST  the proposal (e.g., reports on foreign military sales or offsets).

                         APPENDIX C - PORTFOLIO MANAGERS

DESCRIPTION OF COMPENSATION STRUCTURE

     Aberdeen Asset  Management  Inc.  ("Adviser"),  Aberdeen  Asset  Management
Investment  Services  Limited  ("AAMISL")  and Aberdeen  Asset  Management  Asia
Limited ("AAMAL")

     The Adviser,  AAMISL and AAMAL compensate the Fund's portfolio managers for their  management  of the Fund.  The  Fund's  portfolio  managers'  compensation consists of an industry  competitive  salary and a year-end  discretionary  cash bonus based on client service, asset growth and the performance of the Fund.

Gartmore Global Partners ("GGP")

Fund manager and analyst remuneration is structured as follows:

     1)   Base salary
     2)   Discretionary bonus predominantly based on performance
     3)   Equity ownership

NorthPointe Capital LLC ("NorthPointe")

     The  portfolio  managers of  NorthPointe  Captial have a uniquely  designed compensation  program  that  balances  economic  incentives  with an emphasis on controlled business growth.

     The portfolio  manager's  compensation  package  provides for a competitive base salary and performance  bonus. The performance bonus has both an investment performance  goal and a  business  growth  goal.  The  approximate  compensation breakdown is as follows:

     o    Base Salary:  Industry  standard base salary depending upon their role on the investment team.
     o    Performance  Bonus: Up to 2.0X the base salary  depending on achieving performance targets
     o    Equity  Incentives:  1X to 5X the base salary on an annualized present value basis

     Variable  Compensation  is  tied to  investment  performance  and  business growth.  The  portfolio  managers'  compensation  is  equally  weighted  between investment  performance and business growth.  Most of our portfolio managers are equity holders and as such they  participate in the firm's profit  interest.  We believe we have created one of the industry's most unique compensation  programs that will attract and retain key investment professionals.

Credit Suisse Asset Management

     Credit Suisse's compensation to the portfolio managers of the Fund includes both a fixed base salary component and bonus component.  The discretionary bonus for each portfolio manager is not tied by formula to the performance of any fund or account.  The factors taken into account in determining a portfolio manager's bonus include the Fund's performance, assets held in the Fund and other accounts managed by the  portfolio  managers,  business  growth,  team work,  management, corporate citizenship, etc.

     A portion of the bonus may be paid in phantom shares of Credit Suisse Group stock as  deferred  compensation.  Phantom  shares  are shares  representing  an unsecured right to receive on a particular date a specified number of registered shares subject to certain terms and conditions.

     Like all employees of Credit  Suisse,  portfolio  managers  participate  in
Credit Suisse's profit sharing and 401(k) plans.

Security Investors, LLC

     Security Global  Investors,  LLC ("SGI") offers a competitive  compensation and incentive  plan that attracts and retains  leading  investment  professional talent. Portfolio management compensation consists of the following components:

     o    base salary;
     o    incentive program;
     o    long-term incentive;
     o    revenue sharing;
     o    profit sharing;
     o    deferred compensation; and
     o    retirement plan.

     SGI offers a  competitive  base  salary  and  benefits  package.  Under the
incentive   plan,   awards  consist  of  an  incremental   long-term   incentive
compensation  program,   revenue  sharing,  and  profit  sharing.  The  deferred
compensation  plan allows  eligible  participants  to defer all or a  designated portion of their  annual and  long-term  incentive  awards.  SGI provides a 401k retirement plan.

     A significant  portion of the annual  incentive is based upon the one-year, three-year,  and five-year pre-tax gross performance of the portfolio  manager's accounts relative to the appropriate  Lipper peer group. All portfolio  managers have at least 20% of their annual incentive tied to the measure of corporate net income growth.

OTHER MANAGED ACCOUNTS

     The following chart summarizes  information  regarding  accounts other than
the  Fund  for  which  each   portfolio   manager  has   day-to-day   management
responsibilities.  Accounts are grouped into the following three categories: (1)
mutual funds; (2) other pooled investment vehicles;  and (3) other accounts.  To the  extent  that any of these  accounts  pay  advisory  fees  that are based on account performance ("performance-based fees"), information on those accounts is provided separately.

------------------------------------------------------------ ---------------------------------------------------------
Name of Portfolio Manager                                    Number of Accounts Managed by Each Portfolio Manager
                                                             and Total Assets by Category (as of December 31, 2007)
----------------------------------------------------------------------------------------------------------------------
Aberdeen Asset Management
------------------------------------------------------------ ---------------------------------------------------------

Christopher Baggini                                          Mutual Funds: 6 accounts, $731,671,234 total assets (1
                                                             account, $63,534,359 total assets for which the
                                                             advisory fee is based on performance)
                                                             Other Pooled Investment
                                                             Vehicles:  2 accounts, $51,350,735 total assets (both for
                                                             which the advisory fee is based on performance)
                                                             Other Accounts:  1 account, $16,587,314 total assets
------------------------------------------------------------ ---------------------------------------------------------
Douglas Burtnick                                             Mutual Funds:  9 accounts, $897,341,407 total assets (3
                                                             accounts, $148,084,625 total assets for which the
                                                             advisory fee is based on performance)
                                                             Other Pooled Investment
                                                             Vehicles:  2 accounts, $51,350,735 total assets (both for
                                                             which the advisory fee is based on performance)
                                                             Other Accounts:  1 account, $16,587,314 total assets

------------------------------------------------------------ ---------------------------------------------------------
Joseph Cerniglia                                             Mutual Funds:  5 accounts, $3,111,665,034 total assets
                                                             Other Pooled Investment
                                                             Vehicles:  0 accounts, $0 total assets
                                                             Other Accounts:  2 accounts, $63,415,645 total assets
------------------------------------------------------------ ---------------------------------------------------------
William Gerlach                                              Mutual Funds:  6 accounts, $1,202,670,129 total assets
                                                             Other Pooled Investment
                                                             Vehicles:  0 accounts, $0 total assets
                                                             Other Accounts:  4 accounts, $3,401,447 total assets
------------------------------------------------------------ ---------------------------------------------------------
Gary Haubold                                                 Mutual Funds:  8 accounts, $3,365,746,429 total assets
                                                             Other Pooled Investment
                                                             Vehicles:  0 accounts, $0 total assets
                                                             Other Accounts:  4 accounts, $66,817,692 total assets
------------------------------------------------------------ ---------------------------------------------------------
Jason Kotik                                                  Mutual Funds:  2 accounts, $96,795,670 total assets
                                                             Other Pooled Investment
                                                             Vehicles: 0 accounts, $0 total assets
                                                             Other Accounts: 0 accounts, $0 total assets
------------------------------------------------------------ ---------------------------------------------------------
Robert V. Tango, Jr.                                         Mutual Funds:  2 accounts, $85,673,561 total assets (1
                                                             account, $65,089,053 total assets for which the
                                                             advisory fee is based on performance)
                                                             Other Pooled Investment
                                                             Vehicles:  0 accounts, $0 total assets
                                                             Other Accounts:  0 accounts, $0 total assets
------------------------------------------------------------ ---------------------------------------------------------
Charles Purcell                                              Mutual Funds:  5 accounts, $1,113,549,816 total assets
                                                             Other Pooled Investment
                                                             Vehicles:  0 accounts, $0 total assets
                                                             Other Accounts:  2 accounts, $3,401,447 total assets
------------------------------------------------------------ ---------------------------------------------------------
Stuart Quint                                                 Mutual Funds:  2 accounts, $85,221,016 total assets (1
                                                             account, $27,070,624 for which the advisory fee is
                                                             based on performance)
                                                             Other Pooled Investment Vehicles:  0 accounts, $0 total
                                                             assets
                                                             Other Accounts:  0 accounts, $0 total assets
------------------------------------------------------------ ---------------------------------------------------------
Richard Fonash                                               Mutual Funds:  0 accounts, $0 total assets
                                                             Other Pooled Investment Vehicles:   0 accounts, $0
                                                             total assets
                                                             Other Accounts:  0 accounts, $0 total assets
------------------------------------------------------------ ---------------------------------------------------------
Shaherza Yusof                                               Mutual Funds:  0 accounts, $0 total assets
                                                             Other Pooled Investment Vehicles:   0 accounts, $0
                                                             total assets
                                                             Other Accounts:  0 accounts, $0 total assets
------------------------------------------------------------ ---------------------------------------------------------

Security Investors LLC
----------------------------------------------------------------------------------------------------------------------
Joe O'Connor                                                 Mutual Funds: 1 account, $40,258,686 total assets
                                                             Other Pooled Investment Vehicles:  2 accounts,
                                                             $1,140,309 total assets
                                                             Other Accounts:  20 accounts, $14,605,253 total assets
----------------------------------------------------------------------------------------------------------------------

Gartmore Global Partners
----------------------------------------------------------------------------------------------------------------------
Charles Awdry                                                Mutual Funds:  1 account, $121,211,977 total assets
                                                             (advisory fee is based on performance)
                                                             Other Pooled Investment
                                                             Vehicles:  1 account, $1,514,937,175 total assets
                                                             Other Accounts:  0 accounts, $0 total assets
------------------------------------------------------------ ---------------------------------------------------------
Brian O'Neill                                                Mutual Funds:  2 accounts, $412,924,104 total assets
                                                             (both for which the advisory fee is based on
                                                             performance)
                                                             Other Pooled Investment
                                                             Vehicles:  2 accounts, $346,956,907 total assets
                                                             Other Accounts:  2 accounts, $216,998,903 total assets
------------------------------------------------------------ ---------------------------------------------------------
Christopher Palmer                                           Mutual Funds:  4 accounts, $1,455,391,731 total assets
                                                             (3 accounts, $1,205,534,668 total assets for which the
                                                             advisory fee is based on performance)
                                                             Other Pooled Investment
                                                             Vehicles:  4 accounts, $2,890,056,159 total assets
                                                             Other Accounts:  7 accounts, $1,146,585,960 total
                                                             assets (5 accounts, $695,840,141 total assets for which
                                                             the advisory fee is based on performance)
------------------------------------------------------------ ---------------------------------------------------------
Neil Rogan                                                   Mutual Funds: 3 accounts, $254,974,875 total assets (2
                                                             accounts, $141,624,739 total assets for which the
                                                             advisory fee is based on performance)
                                                             Other Pooled Investment
                                                             Vehicles:  5 accounts, $1,820,658,856 total assets
                                                             Other Accounts:  7 accounts, $1,929,733,975 total
                                                             assets (2 accounts, $600,444,282 total assets for which
                                                             the advisory fee is based on performance)
------------------------------------------------------------ ---------------------------------------------------------
Ben Walker                                                   Mutual Funds:  4 accounts, $515,647,739 total assets
                                                             (all for which the advisory fee is based on performance)
                                                             Other Pooled Investment
                                                             Vehicles:  1 account, $75,926,355 total assets
                                                             Other Accounts:  3 accounts, $624,848,858 total assets
                                                             (2 accounts, $600,444,282 total assets for which the
                                                             advisory fee is based on performance)
----------------------------------------------------------------------------------------------------------------------

NorthPointe Capital LLC
----------------------------------------------------------------------------------------------------------------------
Karl Knas                                                    Mutual Funds: 2 accounts, $133,488,536 total assets
                                                             (Sub-advised Funds)
                                                             Other Pooled Investment Vehicles: 1 account,
                                                             $23,624,005 total assets
                                                             Other Accounts: 57 accounts, $1,378,446,892 total assets
------------------------------------------------------------ ---------------------------------------------------------
Carl Wilk                                                    Mutual Funds: 3 accounts, $187,692,826 total assets
                                                             (Sub-advised Funds)
                                                             Other Pooled Investment Vehicles: 1 account,
                                                             $23,624,005 total assets
                                                             Other Accounts: 51 accounts, $1,294,097,255 total assets
----------------------------------------------------------------------------------------------------------------------

Credit Suisse Asset Management, LLC
-------------------------------------------------------------- -------------------------------------------------------
Lori A. Cohane                                               Mutual Funds: 0 accounts, $0 total assets
                                                             Other Pooled Investment Vehicles: 0 accounts, $0 total
                                                             assets
                                                             Other Accounts:  298 accounts, $1.725 billion total
                                                             assets
------------------------------------------------------------- ---------------------------------------------------------
Frank Biondo                                                 Mutual Funds: 0 accounts, $0 total assets
                                                             Other Pooled Investment Vehicles: 0 accounts, $0 total
                                                             assets
                                                             Other Accounts:  298 accounts, $1.725 billion total
                                                             assets
------------------------------------------------------------ ---------------------------------------------------------

POTENTIAL CONFLICTS OF INTEREST

Aberdeen Asset Management Inc., Aberdeen Asset Management Investment Services Limited
and Aberdeen Asset Management Asia Limited

     The portfolio  managers'  management  of "other  accounts" may give rise to potential  conflicts  of interest in  connection  with their  management  of the
Fund's investments,  on the one hand, and the investments of the other accounts, on the other.  The other accounts may have the same investment  objective as the
Fund.  Therefore,  a potential conflict of interest may arise as a result of the identical investment  objectives,  whereby the portfolio manager could favor one account  over  another.  However,  the  Adviser  believes  that these  risks are mitigated by the fact that: (i) accounts with like investment strategies managed by a particular  portfolio  manager are generally  managed in a similar fashion, subject to  exceptions  to account for  particular  investment  restrictions  or policies  applicable  only to certain  accounts,  differences  in cash flows and account sizes, and similar factors;  and (ii) portfolio manager personal trading is monitored to avoid potential conflicts.  In addition, the Adviser has adopted trade allocation  procedures that require  equitable  allocation of trade orders for a particular security among participating accounts.

     In some cases,  another account  managed by the same portfolio  manager may compensate  Aberdeen  based on the  performance  of the  portfolio  held by that account.  The existence of such a  performance-based  fee may create  additional conflicts of interest for the portfolio  manager in the allocation of management time, resources and investment opportunities.

     Another  potential  conflict  could include  instances in which  securities considered  as  investments  for the Fund  also  may be  appropriate  for  other investment accounts managed by the Adviser or its affiliates. Whenever decisions are made to buy or sell  securities  by the  Fund  and one or more of the  other accounts  simultaneously,  the Adviser may  aggregate the purchases and sales of the securities and will allocate the securities transactions in a manner that it
believes  to  be  equitable  under  the  circumstances.   As  a  result  of  the
allocations,  there may be instances  where the Fund will not  participate  in a transaction that is allocated among other accounts.  While these aggregation and allocation  policies  could have a detrimental  effect on the price or amount of the securities available to the Fund from time to time, it is the opinion of the
Adviser  that  the  benefits   from  the  Adviser   organization   outweigh  any
disadvantage  that may arise from  exposure to  simultaneous  transactions.  The
Trust has adopted policies that are designed to eliminate or minimize  conflicts of interest,  although there is no guarantee that procedures  adopted under such policies will detect each and every situation in which a conflict arises.

Gartmore Global Partners

     GGP's place within the Financial  Services Industry places an obligation on our  portfolio  constructors  to  demonstrate  their  independence  of mind when advising or  exercising  discretion  and on Dealers when  executing  bargains on behalf of our  clients.  If  pressures  or  material  interests  are  allowed to influence  such  decisions,  the  clients'  best  interests  cannot  be  served.
Portfolio  Constructors and Dealers are bound by GGP's Chinese Walls policy. All
GGP staff are expected to observe this policy. A sufficiently  knowledgeable and appropriately  classified  client can agree to GGP  running  with a conflict  of interest only if the client agreement contains a full account of likely conflict situations.

     When providing advice,  discretionary  management or execution of bargains, any outside influences,  which are in conflict with the client's best interests, or might be,  are to be  entirely  disregarded.  No policy  should be adopted or arrangement agreed to if it restricts the free exercise of independent judgment:
this includes  agreeing to accept gifts or other  inducements to place business.
Any  attempts  by a third  party to exert  such  pressure  must be  notified  to
Compliance.  If a Portfolio  Constructor  relays advice which comes from outside
GGP  to  his  client,  the  client  should  be  in no  doubt  of  the  Portfolio
Constructor's  opinion on this advice. If a Portfolio Constructor cannot satisfy these  requirements,  Compliance  should be asked  whether the client  agreement needs to be changed.  All  conflicts  of  interest  should be  explained  to the clients  affected  and a file note  should be  available,  together  with  their written agreement.

     The following controls are in place:

     o    The Ethical Walls Policy (management of confidential information)
     o    The  use of risk  assessment  when  negotiating  and  drafting  client agreements
     o    The monitoring activities undertaken by Compliance, Risk, and Internal
          Audit
     o    The Code of Ethics and Personal Account Dealing Rules.

NorthPointe Capital LLC

     The portfolio  managers'  management  of "other  accounts" may give rise to potential  conflicts  of interest in  connection  with their  management  of the
Fund's investments,  on the one hand, and the investments of the other accounts, on the other.  The other accounts may have the same investment  objective as the
Fund.  Therefore,  a potential conflict of interest may arise as a result of the identical investment  objectives,  whereby the portfolio manager could favor one account over  another.  However,  the  Subadviser  believes that these risks are mitigated by the fact that: (i) accounts with like investment strategies managed by a particular  portfolio  manager are generally  managed in a similar fashion, subject to  exceptions  to account for  particular  investment  restrictions  or policies  applicable  only to certain  accounts,  differences  in cash flows and account sizes, and similar factors;  and (ii) portfolio manager personal trading is monitored to avoid  potential  conflicts.  In addition,  the  Subadviser  has adopted trade allocation  procedures that require equitable  allocation of trade orders for a particular security among participating accounts.

     NorthPointe  does not have any  accounts  that  compensate  it based on the performance  of the  portfolio  held by that  account.  The  existence of such a performance-based  fee could  create  additional  conflicts  of interest for the portfolio manager in the allocation of management time, resources and investment opportunities.

     Another  potential  conflict  could include  instances in which  securities considered  as  investments  for the Fund  also  may be  appropriate  for  other investment  accounts managed by the Subadviser.  Whenever  decisions are made to buy or sell  securities  by the  Fund  and one or  more  of the  other  accounts simultaneously,  the  Subdviser  will  aggregate  the purchases and sales of the
securities   whenever   possible   provided   that  the  Trader   believes  that
NorthPointe's best execution  obligations will be satisfied by doing so and will allocate the securities transactions in a manner that it believes to be fair and equitable under the circumstances.  As a result of the allocations, there may be instances where the Fund will not participate in a transaction that is allocated among other accounts. While these aggregation and allocation policies could have a detrimental  effect on the price or amount of the securities  available to the
Fund from time to time,  it is the opinion of the  Subadviser  that the benefits from the Subadviser  organization  outweigh any disadvantage that may arise from exposure to simultaneous  transactions.  The Trust has adopted policies that are designed to eliminate or minimize  conflicts of interest,  although  there is no guarantee that procedures adopted under such policies will detect each and every situation in which a conflict arises.

Credit Suisse Asset Management

     It is possible that conflicts of interest may arise in connection  with the portfolio managers' management of the Fund's investments on the one hand and the investments of other accounts on the other. For example,  the portfolio managers may have  conflicts of interest in  allocating  management  time,  resources and investment  opportunities  among the Fund and other  accounts  they  advise.  In addition due to differences in the investment strategies or restrictions between the Fund and the other  accounts,  the  portfolio  managers may take action with respect to another  account  that  differs from the action taken with respect to the Fund. Credit Suisse has adopted policies and procedures that are designed to minimize the effects of these conflicts.

     If Credit Suisse believes that the purchase or sale of a security is in the best  interest  of more  than  one  client,  it may  (but is not  obligated  to)
aggregate  the orders to be sold or  purchased  to seek  favorable  execution or lower  brokerage  commissions,  to the extent  permitted by applicable  laws and regulations.  Credit Suisse may  aggregate  orders if all  participating  client accounts  benefit equally (i.e.,  all receive an average price of the aggregated orders).  In the event  Credit  Suisse  aggregates  an order  for  participating accounts,  the method of allocation  will  generally be determined  prior to the trade  execution.  Although no specific method of allocation of transactions (as well  as  expenses  incurred  in  the  transactions)  is  expected  to be  used, allocations  will be designed to ensure that over time all clients  receive fair treatment  consistent  with  Credit  Suisse's  fiduciary  duty  to  its  clients
(including  its duty to seek to obtain best  execution  of client  trades).  The accounts aggregated may include registered and unregistered investment companies managed by Credit  Suisse's  affiliates  and accounts in which  Credit  Suisse's officers,  directors,  agents, employees or affiliates own interests.  Applicant may not be able to aggregate securities  transactions for clients who direct the use of a particular broker-dealer,  and the client also may not benefit from any improved  execution  or  lower  commissions  that  may  be  available  for  such transactions.

Security Investors, LLC

     From time to time,  potential  conflicts  of interest  may arise  between a portfolio  manager's  management of the investments of the Fund on the one hand, and the management of other registered investment  companies,  pooled investment vehicles and other accounts  (collectively,  "other accounts") on the other. The other  accounts  might have similar  investment  objectives or strategies as the
Fund,  track the same indexes the Fund tracks or otherwise holds,  purchase,  or sell securities that are eligible to be held, purchased or sold by the Fund. The other  accounts might also have  different  investment  objectives or strategies than the Fund.

     o    ALLOCATION OF LIMITED TIME AND ATTENTION.  A portfolio  manager who is responsible  for managing  multiple  funds and/or  accounts may devote unequal  time and  attention to the  management  of those funds and/or accounts.  As a  result,  the  portfolio  manager  may  not be able to formulate  as  complete  a strategy  or  identify  equally  attractive investment  opportunities  for each of those  accounts as might be the case if he or she were to devote  substantially  more attention to the management of a single fund.  The effects of this  potential  conflict may be more  pronounced  where  funds  and/or  accounts  overseen by a particular portfolio manager have different investment strategies.

     o    KNOWLEDGE AND TIMING OF FUND TRADES. A potential  conflict of interest may arise as a result of the portfolio manager's day-to-day management of the  Fund.  Because  of his or her  position  with  the  Fund,  the portfolio manager knows the size, timing and possible market impact of the Fund's  trades.  It is  theoretically  possible that the portfolio manager could use this  information to the advantage of other accounts and to the possible detriment of the Fund.

     o    INVESTMENT  OPPORTUNITIES.  A potential conflict of interest may arise as a result  of the  portfolio  manager's  management  of a number  of
          accounts  with  comparable   investment   guidelines.   An  investment
          opportunity  may be  suitable  for both the  Fund and  other  accounts managed  by  the  portfolio  manager,  but  may  not be  available  in sufficient  quantities  for both the Fund and the  other  accounts  to participate fully. Similarly, there may be limited opportunity to sell an investment  held by the Fund and another  account.  SGI has adopted policies and  procedures  reasonably  designed to allocate  investment opportunities on a fair and equitable basis over time.

     o    SELECTION OF BROKERS/DEALERS. Portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute  securities  transactions  for the Funds and/or  accounts that they  supervise.  In addition to  executing  trades,  some brokers and
          dealers  provide  portfolio   managers  with  brokerage  and  research
          services  (as  those  terms  are  defined  in  Section  28(e)  of  the
          Securities  Exchange Act of 1934),  which may result in the payment of higher  brokerage  fees  than  might  otherwise  be  available.  These services may be more  beneficial  to certain Funds or accounts than to others.  Although the payment of brokerage  commissions  is subject to the  requirement  that the portfolio  manager  determine in good faith that the  commissions  are  reasonable in relation to the value of the brokerage  and  research  services  provided to the fund,  a portfolio manager's  decision as to the  selection of brokers and dealers  could yield  disproportionate  costs and  benefits  among  the Funds  and/or accounts that he manages.

     o    PERFORMANCE FEES. A portfolio manager may advise certain accounts with respect to which the  advisory  fee is based  entirely or partially on performance.  Performance  fee  arrangements  may create a conflict of interest  for the  portfolio  manager in that the  manager may have an incentive to allocate the  investment  opportunities  that he believes
          might  be  the   most   profitable   to   accounts   with  a   heavily
          performance-oriented fee.